      Filed with the Securities and Exchange Commission on April 14, 2015
                                                    REGISTRATION NO. 333-121693
                                           INVESTMENT COMPANY ACT NO. 811-09327

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

                               -----------------

                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 11
                                      and
                            REGISTRATION STATEMENT
                                     UNDER
                      THE INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 143

                               -----------------

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                          (Exact Name of Registrant)

                               -----------------

                        ALLSTATE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               3100 SANDERS ROAD
                          NORTHBROOK, ILLINOIS 60062
                                (847) 402-5000
   (Address and telephone number of Depositor's principal executive offices)

                               -----------------

                                ANGELA FONTANA
                  VICE PRESIDENT, SECRETARY & GENERAL COUNSEL
                        ALLSTATE LIFE INSURANCE COMPANY
                         2775 SANDERS ROAD, SUITE A2E
                          NORTHBROOK, ILLINOIS 60062
                    (Name and address of agent for service)

                                  COPIES TO:

                                 ALLEN R. REED
                  VICE PRESIDENT, SECRETARY & GENERAL COUNSEL
                          ALLSTATE DISTRIBUTORS, LLC
                         2775 SANDERS ROAD, SUITE A2E
                             NORTHBROOK, IL 60062

          Approximate Date of Proposed Sale to the Public: Continuous

                               -----------------

It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2015 pursuant to paragraph (b) of Rule 485
[_] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[_] on ________ pursuant to paragraph (a)(i) of Rule 485
[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485
[_] on ______ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     TITLE OF SECURITIES BEING REGISTERED:

Units of interest in Separate Accounts under variable annuity contracts.

================================================================================

AIM Lifetime Plus/SM/ II Variable Annuity

Allstate Life Insurance Company
Street Address: 5801 SW 6th Ave., Topeka, KS 66606-0001
Mailing Address: P.O. Box 758566, Topeka, KS 66675-8566
Telephone Number: 1-800-457-7617
Fax Number: 1-785-228-4584


                                                   Prospectus dated May 1, 2015


Allstate Life Insurance Company ("Allstate Life") issues the AIM Lifetime Plus/SM/ II Variable Annuity, an individual and group flexible premium deferred variable annuity contract ("Contract"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

Allstate Life is no longer offering new Contracts.

The Contract currently offers 16 investment alternatives ("Investment Alternatives"). The investment alternatives include 3 fixed account options ("Fixed Account Options") and 13 variable sub-accounts ("Variable Sub-Accounts") of the Allstate Financial Advisors Separate Account I ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of one of the following funds ("Funds") of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series I shares):


Invesco V.I. Equity and Income Fund - Series I                    Invesco V.I. High Yield Fund - Series I
Invesco V.I. Value Opportunities Fund - Series I                  Invesco V.I. International Growth Fund - Series I
Invesco V.I. Mid Cap Growth Portfolio - Series I                  Invesco V.I. American Franchise Fund - Series I
Invesco V.I. Core Equity Fund - Series I                          Invesco V.I. Mid Cap Core Equity Fund - Series I
Invesco V.I. Core Plus Bond Fund - Series I                       Invesco V.I. Money Market Fund - Series I
   (formerly Invesco V.I. Diversified Income Fund - Series I)     Invesco V.I. Technology Fund - Series I
Invesco V.I. Government Securities Fund - Series I                Invesco V.I. Managed Volatility Fund - Series I



We (Allstate Life) have filed a Statement of Additional Information, dated
May 1, 2015, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page 36 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's
Web site.

             The Securities and Exchange Commission has not approved or disapproved the securities described in this
  IMPORTANT  prospectus, nor has it passed on the accuracy or adequacy of this prospectus. Anyone who tells you
    NOTICES  otherwise is committing a federal crime.

             The Contracts may be distributed through broker-dealers that have relationships with banks or other financial institutions or by employees of such banks. However, the Contracts are not deposits or obligations of, or guaranteed by such institutions or any federal regulatory agency. Investment in the Contracts involves investment risks, including possible loss of principal.

             The Contracts are not FDIC insured.

             We are no longer offering the Contracts for sale.

Table of Contents

                                                                           Page
                                                                           ----
Overview

   Important Terms                                                           1
   The Contract at a Glance                                                  2
   How the Contract Works                                                    4
   Expense Table                                                             5
   Financial Information                                                     7
Contract Features

   The Contract                                                              7
   Purchases                                                                 8
   Contract Value                                                            9
   Investment Alternatives                                                  10
       The Variable Sub-Accounts                                            10
       The Fixed Account Options                                            10
       Transfers                                                            13
   Expenses                                                                 15
   Other Expenses                                                           17
   Access to Your Money                                                     17
   Income Payments                                                          18
   Death Benefits                                                           20
Other Information

   More Information:                                                        25
       Allstate Life                                                        25
       The Variable Account                                                 25
       The Funds                                                            26
       The Contract                                                         26
       Non-Qualified Annuities Held Within a Qualified Plan                 27
       Legal Matters                                                        27
   Taxes                                                                    27
   Annual Reports and Other Documents                                       35
Statement of Additional Information Table of Contents                       36
Appendix A - Accumulation Unit Values and Number of Accumulation
  Units Outstanding for Each Variable Sub- Account Since Contracts
  were First Offered                                                       A-1
Appendix B - Market Value Adjustment                                       B-1

                                      (i)

Important Terms

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term.


                                                       Page
                                                     ---------
Accumulation Phase                                           4
Accumulation Unit                                            7
Accumulation Unit Value                                      7
Annuitant                                                    7
Automatic Additions Program                                  8
Automatic Fund Rebalancing Program                          15
Beneficiary                                                  7
Cancellation Period                                          2
*Contract                                            Cover, 26
Contract Anniversary                                         3
Contract Owner ("You")                                       7
Contract Value                                               3
Contract Year                                                2
Death Benefit Anniversary                                   21
Dollar Cost Averaging Program                               14
Due Proof of Death                                          20
Enhanced Death Benefit Rider                                21
Enhanced Death and Income Benefit Combination Rider         22
Fixed Account Options                                       10
Free Withdrawal Amount                                      16
Funds                                                       26
Allstate Life ("We")                                 Cover, 25
Guarantee Periods                                           11
Income Plan                                                 18
Investment Alternatives                                     10
Issue Date                                                   4
Market Value Adjustment                                     12
Payout Phase                                                 4
Payout Start Date                                           18
Right to Cancel                                              9
SEC                                                      Cover
Settlement Value                                            21
Systematic Withdrawal Program                               18
Tax Qualified Contract                                      31
Treasury Rate                                               12
Valuation Date                                               9
Variable Account                                            25
Variable Sub-Account                                        10


* If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. In certain states, the Contract is available only as a group Contract.

The Contract at a Glance

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

Flexible Payments        We are no longer offering new Contracts. You can add
                         to your Contract as often and as much as you like, but each payment must be at least $500 ($100 for automatic purchase payments to the variable investment options). You must maintain a minimum account size of $1,000.

Right to Cancel          You may cancel your Contract within 20 days of
                         receipt or any longer period as your state may require ("Cancellation Period"). Upon cancellation we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the Variable Account. The adjustment will reflect the deduction of mortality and expense risk charges and administrative expense charges. The amount you receive will be less applicable federal and state income tax withholding.

Expenses                 You will bear the following expenses:

                         Total Variable Account annual fees equal to 1.10% of average daily net assets (1.30% if you select the Enhanced Death Benefit Rider; 1.50% if you select the Enhanced Death and Income Benefit Combination Rider (available with Contracts issued before July 27,
                         2000); and 1.60% if you select the Enhanced Death and Income Benefit Combination Rider II (available with Contracts issued on or after July 27, 2000)).

                         . Annual contract maintenance charge of $35 (with certain exceptions)

                         . Withdrawal Charges ranging from 0% to 7% of payment withdrawn (with certain exceptions)

                         . Transfer fee of $10 after 12/th/ transfer in any Contract Year (fee currently waived)

                         .   State premium tax (if your state imposes one)

                         In addition, each Fund pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.

Investment Alternatives  The Contract offers 16 investment alternatives including:

                         . 3 Fixed Account Options (which credit interest at rates we guarantee)

                         . 13 Variable Sub-Accounts investing in Funds offering professional money management by Invesco Advisers, Inc..

                         To find out current rates being paid on the Fixed Account Options, or to find out how the Variable Sub-Accounts have performed, please call us at 1-800-457-7617.

Special Services         For your convenience, we offer these special services:

                         .   Automatic Fund Rebalancing Program

                         .   Automatic Additions Program

                         .   Dollar Cost Averaging Program

                         .   Systematic Withdrawal Program

Income Payments          You can choose fixed income payments, variable income
                         payments, or a combination of the two. You can receive your income payments in one of the following ways:

                         .   life income with guaranteed payments

                         . a joint and survivor life income with guaranteed payments

                         . guaranteed payments for a specified period (5 to 30 years)

Death Benefits           If you or the Annuitant (if the Contract is owned by
                         a non-living person) die before the Payout Start
                         Date, we will pay the death benefit described in the Contract. We also offer an Enhanced Death Benefit
                         Rider and an Enhanced Death and Income Benefit
                         Combination Rider.

 Transfers                              Before the Payout Start Date, you may
                                        transfer your Contract value
                                        ("Contract Value") among the
                                        investment alternatives, with certain
                                        restrictions.

                                        We do not currently impose a fee upon
                                        transfers. However, we reserve the
                                        right to charge $10 per transfer
                                        after the 12/th/ transfer in each
                                        "Contract Year," which we measure
                                        from the date we issue your contract
                                        or a Contract anniversary ("Contract
                                        Anniversary").

 Withdrawals                            You may withdraw some or all of your
                                        Contract Value at anytime during the
                                        Accumulation Phase. Full or partial
                                        withdrawals are available under
                                        limited circumstances on or after the
                                        Payout Start Date.

                                        In general, you must withdraw at
                                        least $50 at a time ($1,000 for
                                        withdrawals made during the Payout
                                        Phase). Withdrawals in the Payout
                                        Phase are only available if the
                                        Payout Option is a Variable Income
                                        Payment using Guaranteed Payments for
                                        a Specified Period. Withdrawals taken
                                        prior to annuitization (referred to
                                        in this prospectus as the Payout
                                        Phase) are generally considered to
                                        come from the earnings in the
                                        Contract first. In a Tax Qualified
                                        Contract, generally all withdrawals
                                        are treated as distributions of
                                        earnings. Withdrawals of earnings are
                                        taxed as ordinary income and, if
                                        taken prior to age 59 1/2, may be
                                        subject to an additional 10% federal
                                        tax penalty. A withdrawal charge and
                                        Market Value Adjustment also may
                                        apply.

How the Contract Works

The Contract basically works in two ways. First, the Contract can help you (we assume you are the Contract Owner) save for retirement because you can invest in up to 16 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "Issue Date") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.


Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "Income Plans") described on page 18. You receive income payments during what we call the "Payout Phase" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.


The timeline below illustrates how you might use your Contract.

                                    [CHART]

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner, or if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner, or if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-457-7617 if you have any questions about how the Contract works.

Expense Table

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Fund expenses, please refer to the accompanying prospectus for the Funds.

Contract Owner Transaction Expenses

Withdrawal Charge (as a percentage of purchase payments)*

Number of Complete Years Since We Received the
Purchase Payment Being Withdrawn                   0   1   2   3   4   5   6   7+
----------------------------------------------     -   -   -   -   -   -   -   --
Applicable Charge                                  7%  7%  6%  6%  5%  4%  3%  0%
Annual Contract Maintenance Charge                        $35.00**
Transfer Fee                                              $10.00***

* Each Contract Year, you may withdraw up to 15% of the Contract Value as of the beginning of the Contract Year without incurring a withdrawal charge or Market Value Adjustment.
** We will waive this charge in certain cases. See "Expenses."
***Applies solely to the thirteenth and subsequent transfers within a Contract
   Year, excluding transfers due to dollar cost averaging and automatic fund rebalancing. We are currently waiving the transfer fee.

Variable Account Annual Expenses (as a percentage of daily net asset value deducted from each Variable Sub-Account)

Basic Contract

                  Mortality and Expense Risk Charge      1.00%
                  Administrative Expense Charge          0.10%
                  Total Variable Account Annual Expense  1.10%

With Enhanced Death Benefit Rider

                  Mortality and Expense Risk Charge      1.20%
                  Administrative Expense Charge          0.10%
                  Total Variable Account Annual Expense  1.30%

With Enhanced Death and Income Benefit Rider*

                  Mortality and Expense Risk Charge      1.40%
                  Administrative Expense Charge          0.10%
                  Total Variable Account Annual Expense  1.50%

With Enhanced Death and Income Benefit Rider II**

                  Mortality and Expense Risk Charge      1.50%
                  Administrative Expense Charge          0.10%
                  Total Variable Account Annual Expense  1.60%

*  For contracts issued before July 27, 2000.
** For contracts issued on or after July 27, 2000.

Fund Annual Expenses

(as a percentage of Fund average daily net assets)/(1)/

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Funds may have agreed to waive their fees and/or reimburse Fund expenses in order to keep the Funds' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Fund's fees and expenses appears in the prospectus for each Fund.

                             ANNUAL FUND EXPENSES


                                                                                                           Minimum Maximum
                                                                                                           ------- -------
Total Annual Fund Operating Expenses/(1)/ (expenses that are deducted from Fund assets, which may include
  management fees, distribution and/or services (12b-1) fees, and other expenses)                           0.50%   1.87%



(1)Expenses are shown as a percentage of Fund average daily net assets (before any waiver or reimbursement) as of December 31, 2014.

Example 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses. The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated,

..   earned a 5% annual return on your investment, and

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and elected the Enhanced Death and Income Benefit Combination Rider II.

The first line of the example assumes that the maximum fees and expenses of any of the Funds are charged. The second line of the example assumes that the minimum fees and expenses of any of the Funds are charged. Your actual expenses may be higher or lower than those shown below.

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.


                                                1 Year 3 Years 5 Years 10 Years
                                                ------ ------- ------- --------
Costs Based on Maximum Annual Portfolio
  Expenses                                       $943  $1,570  $2,218   $3,722
Costs Based on Minimum Annual Portfolio
  Expenses                                       $809  $1,171  $1,559   $2,438


Example 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                                                1 Year 3 Years 5 Years 10 Years
                                                ------ ------- ------- --------
Costs Based on Maximum Annual Portfolio
  Expenses                                       $348  $1,060  $1,793   $3,722
Costs Based on Minimum Annual Portfolio
  Expenses                                       $214  $  661  $1,134   $2,438


Please remember that you are looking at examples and not a representation of past or future expenses. Your actual expenses may be lower or greater than those shown above. Similarly, your rate of return may be lower or greater than 5%, which is not guaranteed. The examples do not assume that any Fund expense waivers or reimbursement arrangements are in effect for the periods presented. The above examples assume the election of the Enhanced Death and Income Benefit Combination Rider II with a mortality and expense risk charge of 1.50% (for Contracts issued on or after July 27, 2000), an administrative expense charge of 0.10% and an annual Contract maintenance charge of $35. If the Enhanced Death Benefit has not been elected, the expense figures shown above would be slightly lower. The above examples assume Total Annual Fund Expenses listed in the Expense Table will continue throughout the periods shown.

Financial Information

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "Accumulation Unit." Each Variable Sub-Account has a separate value for its Accumulation Units we call "Accumulation Unit Value." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund. Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since the date we first offered the Contracts. To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information.

The financial statements of Allstate Life and Allstate Financial Advisors Separate Account I also appear in the Statement of Additional Information. For a free copy of the Statement of Additional Information, please write or call us at 1-800- 457-7617.

The Contract

CONTRACT OWNER

The AIM Lifetime Plus/SM/ II Variable Annuity is a contract between you (the Contract Owner) and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your Purchase Payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan you want to use to receive retirement income,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract Owner or Annuitant dies, and

..   any other rights that the Contract provides.

If you die, any surviving Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract Owner is a Grantor Trust, the Contract Owner will be considered a non-living person for purposes of this section and the Death Benefits section. The maximum age of the oldest Contract Owner cannot exceed age 90 as of the date we receive the completed application to purchase the Contract.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under certain retirement plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract.

ANNUITANT

The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application to purchase the Contract. The maximum age of the Annuitant cannot exceed age 90 as of the date we receive the completed application to purchase the Contract. If the Contract Owner is a living person, you may change the Annuitant prior to the Payout Start Date. If a non-Qualified contract is held by a non-living person, any change in the Annuitant will be treated as the death of the Annuitant and will activate the distribution requirements outlined in the Death Benefit section. In our discretion, we may permit you to designate a joint Annuitant, who is a second person on whose life income payments depend, on the Payout Start Date. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

..   the youngest Contract Owner if living, otherwise

..   the youngest Beneficiary.

BENEFICIARY

The Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner subject to the Death of Owner provision if the sole surviving Contract Owner dies before the Payout Start Date. (See section titled "Death Benefits" for details.) If the sole surviving Contract Owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may also name one or more contingent Beneficiaries who will receive any death benefit or guaranteed income benefit if there are no surviving primary Beneficiaries upon the death of the sole surviving Contract Owner. You may change or add Beneficiaries at any time by writing to us unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not the Annuitant is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

..   your spouse or, if he or she is no longer alive,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If more than one Beneficiary survives you, we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the Death Benefit in equal amounts to the surviving Beneficiaries.

You may restrict income payments to Beneficiaries by providing us a written request. Once we accept the written request, the change or restriction will take effect as of the date you signed the request. Any change is subject to any payment we make or other action we take before we accept the change.

MODIFICATION OF THE CONTRACT

Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT

No Owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the Assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with an attorney before trying to assign your Contract.

Purchases

MINIMUM PURCHASE PAYMENTS

Your initial Purchase Payment must be at least $5,000 ($2,000 for a Tax Qualified Contract). All subsequent Purchase Payments must be $500 or more. The maximum Purchase Payment is $2,000,000 without prior approval. We reserve the right to reduce the minimum Purchase Payment and to change the maximum Purchase Payment. You may make Purchase Payments of at least $500 at any time prior to the Payout Start Date. We also reserve the right to reject any application. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.

MINIMUM AND MAXIMUM ALLOWABLE AGE

You can purchase a Contract if, as of the date we receive the completed application you are between your state's age of majority and 90. If the Owner is a non-living person, then the Annuitant must be between the ages of 0 and 90, as of the date we receive the completed application.

AUTOMATIC ADDITIONS PROGRAM

You may make additional Purchase Payments of at least $100 ($500 for allocation to the Fixed Account Options) by automatically transferring money from your bank account. Please consult with your sales representative for detailed information.

ALLOCATION OF PURCHASE PAYMENTS

At the time you apply for a Contract, you must decide how to allocate your Purchase Payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing. We reserve the right to limit the availability of the Investment Alternatives.

We will allocate your Purchase Payments to the Investment Alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent Purchase Payments according to the allocation for the previous Purchase Payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial Purchase Payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our service center. (Mailing address: P.O. Box 758566, Topeka, KS 66675-8566). If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial Purchase Payment to your Contract within that 5 business day period. If you do not, we will return your Purchase Payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent Purchase Payments to the Contract at the close of the business day on which we receive the Purchase Payment at our service center.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." Our business day closes when the New York Stock Exchange closes, usually 4 p.m. Eastern Time (3 p.m. Central Time). If we receive your Purchase Payment after 3 p.m. Central Time on any Valuation Date, we will credit your Purchase Payment using the Accumulation Unit Values computed on the next Valuation Date.

There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

RIGHT TO CANCEL

You may cancel your Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. You may return it by delivering it or mailing it to us. If you exercise this "Right to Cancel," the Contract terminates and we will pay you the full amount of your Purchase Payments allocated to the Fixed Account. We also will return your Purchase Payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss and applicable charges that occurred from the date of allocation through the date of cancellation. The amount you receive will be less applicable federal and state income tax withholding. Some states may require us to return a greater amount to you. If your Contract is an IRA qualified under Code Section 408(b), we will refund the greater of any purchase payment or the Contract Value.

Contract Value

On the Issue Date, your Contract Value is equal to your initial Purchase Payment. Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS

To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the Purchase Payment you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 Purchase Payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract.

ACCUMULATION UNIT VALUE

As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

..   changes in the share price of the Fund in which the Variable Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.


We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Value, please refer to the Statement of Additional Information. We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values reflecting the cost of the Enhanced Death Benefit Rider and the Enhanced Death and Income Benefit Combination Rider, and the Enhanced Death and Income Benefit Combination Rider II described on pages 21 and 22.


You should refer to the prospectus for the Funds for a description of how the assets of each Fund are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

Investment Alternatives: The Variable Sub-Accounts

You may allocate your purchase payments to up to 13 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below.

For more complete information about each Fund, including expenses and risks associated with the Fund, please refer to the prospectus for the Fund. We will mail you a prospectus for each Fund related to the Variable Sub-Account to which you allocate your Purchase payment. You should carefully consider the investment objectives, risks, charges and expenses of the investment alternatives when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Portfolio prospectuses, please contact us at 1-800-457-7617. Invesco Advisers, Inc. serves as the investment advisor to each Fund.




Series I shares:                                                         Each Fund Seeks              Investment Advisor
----------------                                                ----------------------------------- ------------------------
Invesco V.I. Equity and Income Fund - Series I                  Capital appreciation and current
                                                                income
Invesco V.I. Value Opportunities Fund - Series I/(1)/           Long-term growth of capital
Invesco V.I. Mid Cap Growth Portfolio - Series I                To seek capital growth
Invesco V.I. Core Equity Fund - Series I                        Long-term growth of capital
Invesco V.I. Core Plus Bond Fund - Series I (formerly, Invesco  Total return, comprised of current
  V.I. Diversified Income Fund - Series I)                      income and capital appreciation
Invesco V.I. Government Securities Fund - Series I              Total return, comprised of current
                                                                income and capital appreciation
Invesco V.I. High Yield Fund - Series I                         Total return, comprised of current  Invesco Advisers, Inc.*
                                                                income and capital appreciation
Invesco V.I. International Growth Fund - Series I               Long-term growth of capital
Invesco V.I. American Franchise Fund - Series I                 Capital growth
Invesco V.I. Mid Cap Core Equity Fund - Series I                Long-term growth of capital
Invesco V.I. Money Market Fund - Series I                       Provide current income consistent
                                                                with the preservation of capital
                                                                and liquidity
Invesco V.I. Technology Fund - Series I                         Long-term growth of capital
Invesco V.I. Managed Volatility Fund - Series I                 Both capital appreciation and
                                                                current income while managing
                                                                portfolio volatility


(1)Effective August 19, 2011, the Invesco V.I. Value Opportunities - Series I Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date may not invest in the Variable Sub-Account.


* The investment objective(s) of each Sub-Account may be changed by the Fund's Board of Directors without shareholder approval.

Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds in which those Variable Sub-Accounts invest. You bear the investment risk that the Funds might not meet their investment objectives. Shares of the Funds are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

Investment Alternatives: The Fixed Account Options

You may allocate all or a portion of your Purchase Payments to the Fixed Account. You may choose from among 3 Fixed Account Options including 2 Dollar Cost Averaging Options and the option to invest in one or more Guarantee Periods. The Fixed Account Options may not be available in all states. Please consult with your sales representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING OPTIONS


You may establish a Dollar Cost Averaging Program, as described on page 14, by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar
Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below.


You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to other investment alternatives in equal monthly installments beginning within 30 days of allocation. The number of monthly installments must be no more than 6 for the 6 Month Dollar Cost Averaging Option, and no more than 12 for the 12 Month Dollar Cost Averaging Option.

If we do not receive allocation instructions from you within one month of the date of the payment, the payment plus associated interest will be transferred to the Money Market Variable Sub-Account in equal monthly installments using the longest transfer period being offered at the time the Purchase Payment is made.

At the end of the applicable transfer period, any nominal amounts remaining in the Dollar Cost Averaging Option will be allocated to the Money Market Variable Sub-Account.

Transfers out of the 6 or 12 Month Dollar Cost Averaging Options do not count towards the 12 transfers you can make without paying a transfer fee.

You may not transfer funds from other Investment Alternatives to either the 6 or 12 Month Dollar Cost Averaging Options. The 6 or 12 Month Dollar Cost Averaging Options may not be available in your state.

GUARANTEE PERIODS

Each payment or transfer allocated to the Guaranteed Maturity Fixed Account earns interest at a specified rate that we guarantee for a period of years. Guarantee Periods may range from 1 to 10 years. In the future, we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

You select a Guarantee Period for each purchase or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment, if available. We reserve the right to limit the number of additional purchase payments that you may allocate to this Option. Each Purchase Payment or transfer allocated to a Guarantee Period must be at least $500.

The Guarantee Periods may not be available in your state.

INTEREST RATES

We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We may declare different interest rates for Guarantee Periods of the same length that begin at different times. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future. For current interest rate information, please contact your sales representative or Allstate Life at 1-800-457-7617. The interest rates we credit will never be less than the minimum guaranteed rate stated in the Contract.

HOW WE CREDIT INTEREST

We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the effective annual interest rate that we declared at the beginning of the applicable Guarantee Period. The following example illustrates how a purchase payment allocated to this Option would grow, given an assumed Guarantee Period and annual interest rate:

                        Purchase Payment      $ 10,000
                        Guarantee Period       5 years
                        Annual Interest Rate      4.50%

                                                         End of Contract Year
                                          Year 1     Year 2     Year 3     Year 4     Year 5
                                        ---------- ---------- ---------- ---------- ----------
Beginning Contract Value                $10,000.00
   X (1 + Annual Interest Rate)             X1.045
                                        ----------
                                        $10,450.00
Contract Value at end of Contract Year             $10,450.00
   X (1 + Annual Interest Rate)                        X1.045
                                                   ----------
                                                   $10,920.25
Contract Value at end of Contract Year                        $10,920.25
   X (1 + Annual Interest Rate)                                   X1.045
                                                              ----------
                                                              $11,411.66
Contract Value at end of Contract Year                                   $11,411.66
   X (1 + Annual Interest Rate)                                              X1.045
                                                                         ----------
                                                                         $11,925.19
Contract Value at end of Contract Year                                              $11,925.19
   X (1 + Annual Interest Rate)                                                         X1.045
                                                                                    ----------
                                                                                    $12,461.82

Total Interest Credited During Guarantee Period = $2,461.82 ($12,461.82-$10,000)

This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a partial withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict current or future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above but will never be less than the guaranteed minimum rate stated in the Contract, if any.

Renewals. Prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

1) Take no action. We will automatically apply your money to a new Guarantee Period of the same length as the expired Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for a Guarantee Period of that length; or

2) Instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3) Instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts of the Variable Account. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

4) Withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay income taxes, premium taxes, and be subject to withholding (if applicable). The amount withdrawn will be deemed to have been withdrawn on the day the previous Guarantee Period ends. Amounts not withdrawn will be applied to a new Guarantee Period of the same length as the previous Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends.

Market Value Adjustment. All withdrawals in excess of the Free Withdrawal Amount, transfers, and amounts applied to an Income Plan from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment may apply in the calculation of the Settlement Value described below in the "Death Benefit Amount" section below. We will not apply a Market Value Adjustment to a transfer you make as part of a Dollar Cost Averaging Program. We also will not apply a Market Value Adjustment to a withdrawal you make:


..  within the Free Withdrawal Amount as described on page 16,


.. when exercising the confinement, unemployment, widow withdrawals or terminal illness waivers, or

..  to satisfy IRS minimum distribution rule for the Contract.

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time it is removed from that Guarantee Period. We calculate the Market Value Adjustment by comparing the Treasury Rate for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the Guarantee Period when you remove your money. "Treasury Rate" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Statistical Release H.15.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, income tax, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal of your Contract Value to an amount that is less than the purchase payment plus interest at the minimum guaranteed interest rate under the Contract.

Generally, if the original Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate, then the Market Value Adjustment will result in a higher amount payable to you, transferred, or applied to an Income Plan. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable current Treasury Rate, then the Market Value Adjustment will result in a lower amount payable to you, transferred, or applied to an Income Plan.

For example, assume that you purchase a Contract and you select an initial Guarantee Period of 5 years and the 5 year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 5 year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 5 year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.

Investment Alternatives: Transfers

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase, you may transfer your Contract Value among the investment alternatives. Transfers are not permitted into the 6 or 12 Month Dollar Cost Averaging Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer into a Guarantee Period is $500. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. We treat transfers to or from more than one Fund on the same day as one transfer.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30 day period after a Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE

During the Payout Phase, you may make transfers among the Variable Sub-Accounts to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any of your fixed income payments into variable income payments. You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS

You may make transfers by telephone by calling 1-800-457-7617. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privileges, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

MARKET TIMING & EXCESSIVE TRADING

The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Fund and raise its expenses, which can impair Fund performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Funds also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Fund, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS

We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Fund or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Funds that they intend to restrict the purchase, exchange, or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Fund shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Funds that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Fund has indicated that the transfers interfere with Fund management or otherwise adversely impact the Fund; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Fund.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES

The underlying Funds are authorized by SEC regulation to adopt and impose redemption fees if a Fund's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Fund. The Fund will set the parameters relating to the redemption fee and such parameters may vary by Fund. If a Fund elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Fund. Please consult the Fund's prospectus for more complete information regarding the fees and charges associated with each Fund.

DOLLAR COST AVERAGING PROGRAM

You may make transfers automatically through dollar cost averaging prior to the Payout Start Date. There are three different ways to use the Dollar Cost Averaging Program:

1) You may allocate purchase payments to the Fixed Account Options for the specific purpose of dollar cost averaging.

2) You may dollar cost average out of any Variable Sub-Account into any other Variable Sub-Account(s).

3) You may transfer interest credited from a Guarantee Period(s) to any Variable Sub-Account without application of a Market Value Adjustment.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.

AUTOMATIC FUND REBALANCING PROGRAM

Once you have allocated your money among the Variable Sub-Accounts, the performance of each Variable Sub-Account may cause a shift in the percentage you allocated to each Variable Sub-Account. If you select our Automatic Fund Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account each quarter according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:


   Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Invesco V.I. Core Plus Bond Variable Sub-Account and 60% to be in the Invesco V.I. American Franchise Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Invesco V.I. Core Plus Bond Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Invesco V.I. Core Plus Bond Variable Sub-Account and use the money to buy more units in the Invesco V.I. American Franchise Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.


The Automatic Fund Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

Expenses

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE

During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in processing purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

..   total purchase payments equal $50,000 or more, or

..   all money is allocated to the Fixed Account Options, as of the Contract
    Anniversary.

After the Payout Start Date, we will waive this charge if:

..   as of the Payout Start Date, the Contract Value is $50,000 or more, or

..   all income payments are fixed amount income payments.

If you surrender your Contract, we will deduct a full contract maintenance charge unless your Contract qualifies for a waiver.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a mortality and expense risk charge daily at an annual rate of 1.00% of the average daily net assets you have invested in the Variable Sub-Accounts (1.20% if you select the Enhanced Death Benefit Rider, 1.40% if you select the Enhanced Death and Income Benefit Combination Rider (available with contracts issued before July 27, 2000), and 1.50% for Contracts with the Enhanced Death and Income Benefit Combination Rider II (available with Contracts issued on or after July 27, 2000)). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then Allstate Life will bear the loss. We charge additional amounts for the Enhanced Death Benefit and Enhanced Death and Income Benefit Combination riders to compensate us for the additional risk that we accept by providing each rider. Neither the Enhanced Death Benefit Rider, the

Enhanced Death and Income Benefit Combination Rider, or Enhanced Death and Income Benefit Combination Rider II are available under a Contract that is continued by a surviving spouse. After the death of the Contract Owner, if the surviving spouse elects to continue the Contract in the Accumulation Phase, then the mortality and expense risk charge will be 1.00% from the date we determine the value of the death benefit through the remainder of the life of the continued Contract.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE

We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. No necessary relationship exists between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.

TRANSFER FEE

We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Fund Rebalancing Program.

WITHDRAWAL CHARGE


We may assess a Withdrawal Charge of up to 7% of the Purchase Payment(s) you withdraw. The charge declines to 0% after 7 complete years from the date we received the Purchase Payment being withdrawn. A schedule showing how the charge declines appears on page 5, above. During each Contract Year, you can withdraw up to 15% of the Contract Value as of the beginning of that Contract Year without paying the charge. Unused portions of this 15% "Free Withdrawal Amount" are not carried forward to future Contract Years. We will deduct Withdrawal Charges, if applicable, from the amount paid. For purposes of the Withdrawal Charge, we will treat withdrawals as coming from the oldest Purchase Payments first. However, for federal income tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.


If you make a withdrawal before the Payout Start Date, we will apply the Withdrawal Charge percentage in effect on the date of the withdrawal, or the Withdrawal Charge percentage in effect on the following day, whichever is lower.

We do not apply a Withdrawal Charge in the following situations:

..   on the Payout Start Date (a Withdrawal Charge may apply if you elect to receive income payments for a specified period of less than 120 months);

..   the death of the Contract Owner or Annuitant (unless the settlement value is used);

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract; or

..   withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the Withdrawal Charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the Withdrawal Charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fees described above, to make up any difference. Withdrawals also may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

Confinement Waiver. We will waive the Withdrawal Charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1. you, or the Annuitant if the Contract is owned by a non-living person, are first confined to a long term care facility or a hospital (as defined in the Contract) for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

2. we must receive your request for the withdrawal and due proof (as defined in the Contract) of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital; and

3. a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

You may not claim this benefit if you, or the Annuitant, or a member of your or the Annuitant's immediate family (as defined in the Contract), is the physician prescribing your or the Annuitant's stay in a long term care facility.

Terminal Illness Waiver. We will waive the Withdrawal Charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if:

1. you (or the Annuitant if the Contract Owner is not a living person) are first diagnosed by a physician (we may require a second or a third opinion) with a terminal illness (as defined in the Contract) at least 30 days after the Issue Date; and

2. you claim this benefit and deliver adequate proof of diagnosis to us.

Unemployment Waiver. We will waive the Withdrawal Charge and any Market Value Adjustment on one partial or a full withdrawal taken prior to the Payout Start Date under your Contract, if you meet the following requirements:

1. you or the Annuitant become unemployed at least one year after the Issue
Date;

2. you or the Annuitant have been granted unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment and we receive due proof thereof (as defined in the Contract) prior to or at the time of the withdrawal request; and

3. you or the Annuitant exercise this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

You may exercise this benefit once during the life of your Contract. This waiver applies upon the unemployment of the Annuitant only if the Contract Owner is not a living person.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you are not required to pay our Withdrawal Charge because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs, including payment upon death. We may discontinue this practice sometime in the future and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state. At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES

We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Taxes Section.

Other Expenses


Each Fund deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Fund whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Funds. For a summary of current estimates of those charges and expenses, see pages 5 and 6.


We receive compensation from Invesco Advisers, Inc., for administrative services we provide to the Funds. We collect this compensation under an agreement between us and Invesco Advisers, Inc., and is calculated based on percentages of the average assets allocated to each Fund.

Access to Your Money


You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 18.


The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our service center, adjusted by any Market Value Adjustment, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Options. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You have the opportunity to name the Investment Alternative(s) from which you are taking the withdrawal. If none is specified, we will deduct your withdrawal pro-rata from the Investment Alternatives according to the value of your investments therein.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

If you request a total withdrawal, we may require you to return your Contract to us. We also will deduct a contract maintenance charge of $35, unless we have waived the contract maintenance charge on your Contract.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER.

Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

POSTPONEMENT OF PAYMENTS

We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

We may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

SYSTEMATIC WITHDRAWAL PROGRAM

You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging or Automatic Fund Rebalancing Programs.

Depending on fluctuations in the accumulation unit value of the Variable Sub-Accounts and the value of the Fixed Account, systematic withdrawals may reduce or even exhaust the Contract Value. Systematic withdrawal payments are subject to any applicable withdrawal charges and market value adjustments. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE

If your request for a partial withdrawal would reduce the Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $1,000, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional Purchase Payment to restore your Contract's value to the contractual minimum of $1,000. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges, and taxes.

Income Payments

PAYOUT START DATE

You select the Payout Start Date in your application. The Payout Start Date is the day that we apply your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, to an Income Plan. The Payout Start Date must be no later than the Annuitant's 90th birthday, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS

An "Income Plan" is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide:

..   fixed income payments;

..   variable income payments; or

..   a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The three Income Plans are:

Income Plan 1 - Life Income with Guaranteed Payments. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

Income Plan 2 - Joint and Survivor Life Income with Guaranteed Payments. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

Income Plan 3 - Guaranteed Payments for a Specified Period (5 Years to
30 Years). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the Variable Sub-Account assets which support variable income payments even though we do not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment.

Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or a portion of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. We also deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We may make other Income Plans available. You may obtain information about them by writing or calling us.

You may apply all or part of your Contract Value to an Income Plan. If you elected the Enhanced Death and Income Benefit Combination Rider, you may be able to apply an amount greater than your Contract Value. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments. We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the Contract Value is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

..   pay you the Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

..   reduce the frequency of your payments so that each payment will be at least
    $20.

VARIABLE INCOME PAYMENTS

The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Funds and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments. We reserve the right to make other assumed investments rates available under this contract.

FIXED INCOME PAYMENTS

We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1) adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

2) deducting any applicable premium tax; and

3) applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter times as state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

CERTAIN EMPLOYEE BENEFIT PLANS

The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

Death Benefits

We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract Owner dies or,

2. the Annuitant dies, if the Contract is owned by a company or other non-living Owner.

We will pay the death benefit to the new Contract Owner who is determined immediately after the death. The new Contract Owner would be a surviving Contract Owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner. A claim for a distribution on death must include "Due Proof of Death." We will accept the following documentation as Due Proof of Death:

..   a certified copy of a death certificate; or

..   a certified copy of a decree of a court of competent jurisdiction as to a finding of death; or

..   any other proof acceptable to us.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any beneficiary which remain in the investment alternatives are subject to investment risk.

DEATH BENEFIT AMOUNT

Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1) the Contract Value as of the date we determine the death benefit, or

2) the Settlement Value (that is, the amount payable on a full withdrawal of Contract Value) on the date we determine the death benefit, or

3) the sum of all Purchase Payments reduced by a withdrawal adjustment, as defined below, or

4) the greatest of the Contract Values on each Death Benefit Anniversary prior to the date we determine the death benefit, increased by Purchase Payments made since that Death Benefit Anniversary and reduced by a withdrawal adjustment as defined below.

In calculating the Settlement Value, the amount in each individual Guarantee Period may be subject to a Market Value Adjustment. A Market Value Adjustment will apply to amounts in a Guarantee Period, unless we calculate the Settlement Value during the 30-day period after the expiration of the Guarantee Period. Also, the Settlement Value will reflect deduction of any applicable Withdrawal Charges, contract maintenance charges, and premium taxes.

A Death Benefit Anniversary is every seventh Contract Anniversary during the Accumulation Phase. For example, the 7th, 14th, and 21st Contract Anniversaries are the first three Death Benefit Anniversaries.

The "withdrawal adjustment" is equal to (a) divided by (b), with the result multiplied by (c), where:

    (a)is the withdrawal amount;

    (b)is the Contract Value immediately prior to the withdrawal; and

    (c)is the value of the applicable death benefit alternative immediately prior to the withdrawal.

If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greater of;

1) the Contract Value as of the date we determine the death benefit, or

2) the Settlement Value.

We reserve the right to extend, on a non-discriminatory basis, the 180 day period in which the death proceeds will equal the death benefit as described above. This right applies only to the amount payable as death proceeds and in no way restricts when a claim may be filed.

A Market Value Adjustment, if any, made upon payment of a death benefit would be positive.

ENHANCED DEATH BENEFIT RIDER

If the oldest Contract Owner, or Annuitant if the Contract Owner is a non-living person, is less than or equal to age 80 as of the date we receive the completed application, the Enhanced Death Benefit Rider is an optional benefit that you may elect. If you elect the rider, the death benefit will be the greater of the death benefit alternatives (1) through (4) listed above, or
(5) the enhanced death benefit.

If the Contract Owner is a living individual, the enhanced death benefit applies only for the death of the Contract Owner. If the Contract Owner is not a living individual, the enhanced death benefit applies only for the death of the Annuitant. The enhanced death benefit is equal to the greater of Enhanced Death Benefit A or Enhanced Death Benefit B. Enhanced Death Benefit B may not be available in all states.

The enhanced death benefit will never be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.

The Enhanced Death Benefit Rider benefit is not available under a contract that is continued by a surviving spouse. After the death of the Contract Owner, if the surviving spouse elects to continue the Contract in the Accumulation Phase, then the mortality and expense risk charge will be 1.00% from the date we determine the value of the death benefit through the remainder of the life of the continued Contract, and any death benefit paid under a continued Contract will not include the enhanced death benefit.

Enhanced Death Benefit A. The Enhanced Death Benefit A on the Issue Date is equal to the initial Purchase Payment. On each Contract Anniversary, we will recalculate your Enhanced Death Benefit A to equal the greater of your Contract Value on that date, or the most recently calculated Enhanced Death Benefit A. We also will recalculate your Enhanced Death Benefit A whenever you make an additional Purchase Payment or a partial withdrawal. Additional Purchase Payments will increase the Enhanced Death Benefit A dollar-for-dollar.

Withdrawals will reduce the Enhanced Death Benefit A by an amount equal to a withdrawal adjustment computed in the manner described above under "Death Benefit Amount."

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In the absence of any withdrawals or Purchase Payments, the Enhanced Death
Benefit A will be the greatest of all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will calculate Anniversary Values for each Contract Anniversary prior to the oldest Contract Owner's or, if the Contract owner is not a living person, the oldest Annuitant's, 85th birthday. After age 85, we will recalculate the Enhanced Death Benefit A only for Purchase Payments and withdrawals. The Enhanced Death Benefit A will never be greater than the maximum death benefit allowed by any non-forfeiture laws which govern the Contract.

Enhanced Death Benefit B. The Enhanced Death Benefit B is equal to total Purchase Payments made reduced by a withdrawal adjustment computed in the manner described above under "Death Benefit Amount." Each Purchase Payment and each withdrawal adjustment will accumulate daily at a rate equivalent to 5% per year until the earlier of the date

..   we determine the death benefit, or

..   the first day of the month following the oldest Contract Owner's or, if the
    Contract Owner is not a living person, the Annuitant's, 85th birthday.

The Enhanced Death Benefit B will never be greater than the maximum death benefit allowed by any non-forfeiture laws which govern the Contract.

Enhanced Death and Income Benefit Combination Rider (available with Contracts issued before July 27, 2000. For Contracts issued on or after July 27, 2000, see the next section titled "Enhanced Death and Income Benefit Combination Rider II")

If the oldest Contract Owner, or Annuitant if the Owner is a non-living person, is less than or equal to age 80 as of the date we receive the completed application, the Enhanced Death and Income Benefit Combination Rider is an optional benefit that you may elect, instead of the Enhanced Death Benefit Rider.

The enhanced death benefit portion of the Enhanced Death and Income Benefit Combination Rider is the same as that described above under "Enhanced Death Benefit Rider."

The enhanced income benefit defines a minimum amount applied to the Payout Phase. This minimum amount is equal to what the value of the enhanced death benefit would be on the Payout Start Date. In some states, the calculation of the enhanced income benefit will not include the value of the Enhanced Death Benefit B. Please consult with your sales representative for information.

The enhanced income benefit will apply if the Contract Owner elects a Payout Start Date that:

..   is on or after the tenth Contract Anniversary, and

..   is prior to the Annuitant's age 90.

On the Payout Start Date, you may apply the greater of the Contract Value or the enhanced income benefit to the Payout Phase of the Contract. No Market Value Adjustment will be applied to the enhanced income benefit amount. The enhanced income benefit will only apply if the Income Plan selected provides payments guaranteed for either single or joint life with a period certain of at least:

..   10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

..   5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

Enhanced Death and Income Benefit Combination Rider II (available with Contracts issued on or after July 27, 2000)

If the oldest Contract Owner is less than or equal to age 80 as of the date we receive the completed application, the Enhanced Death and Income Benefit Combination Rider II is an optional benefit that you may elect, instead of the Enhanced Death Benefit Rider.

The enhanced death benefit portion of the Enhanced Death and Income Benefit Combination Rider II is the same as that described above under "Enhanced Death Benefit Rider."

The enhanced income benefit guarantees that the minimum amount of income payments you receive will not be less than those determined by applying the Income Base on Payout Start Date, to the minimum guaranteed Income Payment Tables shown in the Contract (rather than to any current rates we may be offering) for the Income Plan you select ("Guaranteed Income Benefit"). In some states, the calculation of the enhanced income benefit will not include the value of Income Base B. Please consult with your sales representative for more information.

The Income Base is the greater of Income Base A and Income Base B. We determine each Income Base as follows:

Income Base A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a Purchase Payment or withdrawal is made:

..   For Purchase Payments, Income Base A is equal to the most recently calculated Income Base plus the Purchase Payment. For withdrawals, Income Base A is equal to the most recently calculated Income Base reduced by a withdrawal adjustment.

..   On each Contract Anniversary, Income Base A is equal to the greater of the
    Contract Value on that date or the most recently calculated Income Base A.

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In the absence of any withdrawals or Purchase Payments, Income Base A will be the greatest of all the Contract Anniversary Contract Values between the Rider Date and the Payout Start Date. We will recalculate Income Base A for Purchase Payments, for withdrawals and on Contract Anniversaries until the first Contract Anniversary on or after the 85th birthday of the oldest Contract Owner or, if no Owner is a living individual, the oldest Annuitant. After that date, we will recalculate Income Base A for Purchase Payments and withdrawals.

Income Base B. On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B, plus any subsequent Purchase Payments and less a withdrawal adjustment for any subsequent withdrawals, will accumulate daily at a rate equal to 5% per year until the first day of the month following the oldest Contract Owner's or, if the Contract Owner is not a living individual, the Annuitant's 85th birthday. After this date, Income Base B will be recalculated only for Purchase Payments and withdrawals.

For purposes of computing Income Base A or B, the withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1) = withdrawal amount,

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base.

Please consult with your sales representative for information.

The income base is used solely for the purpose of calculating the guaranteed income benefit under this Rider ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

The guaranteed income benefit amount is determined by applying the enhanced income benefit amount less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described below.

The enhanced income benefit will apply if the Contract Owner elects a Payout Start Date that:

..   is on or after the tenth Contract Anniversary,

..   is during the 30-day period following the Contract Anniversary.

..   is prior to the Annuitant's 90th birthday.

The enhanced income benefit will only apply if you elect to receive fixed amount income payments. These fixed income payments will be calculated using the appropriate Guaranteed Income Payment Tables provided in your Contract.

If, however, you apply the Contract Value and not the enhanced income benefit to the Income Plan, then you may select any Income Plan we offer at that time.

If you expect to apply your Contract Value to variable income payment options or to current annuity payment rates then in effect, electing the enhanced income benefit may not be appropriate. No Market Value Adjustment will be applied to the enhanced income benefit amount. The enhanced income benefit will only apply if the Income Plan selected provides payments guaranteed for either single or joint life with a period certain of at least:

..   10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

..   5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

Neither of the Enhanced Death and Income Benefit Combination Rider's benefits are available under a Contract that is continued by a surviving spouse.

After the death of the Contract Owner, if the surviving spouse elects to continue the Contract in the Accumulation Phase, then the mortality and expense risk charge will be 1.00% from the date we determine the value of the death benefit through the remainder of the life of the continued Contract. Any death benefit paid under a continued Contract will not include the enhanced death benefit. Any calculation of amount to be applied to an Income Plan upon annuitization under a continued Contract will not include the enhanced income benefit.

We may discontinue offering these options at any time.

If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any Purchase Payments or the Contract Value.

DEATH BENEFIT PAYMENTS

If the new Owner is your spouse, the new Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

..   The life of the new Owner; or

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

..   for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Owner; or

..   over the life of the new Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Owner.

If your spouse does not elect one of the above options, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:

..   On the date the Contract is continued, the Contract Value will equal the amount of the Death Benefit as determined as of the Valuation Date on which we received the completed request for settlement of the death benefit (the next Valuation Date, if we receive the completed request for settlement of the death benefit after 3 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Variable Sub-Accounts. This excess will be allocated in proportion to your Contract Value in those Variable Sub-Accounts as of the end of the Valuation Period during which we receive the completed request for settlement of the death benefit, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

   .   transfer all or a portion of the excess among the Variable Sub-Accounts;

   . transfer all or a portion of the excess into the Guaranteed Maturity Fixed Account and begin a new Guarantee Period; or

   . transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Guaranteed Maturity Fixed Account.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a Withdrawal Charge.

Only one spousal continuation is allowed under this Contract.

If the new Owner is not your spouse but is a living person, the new Owner may:

1) elect to receive the death benefit in a lump sum, or

2) elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

..   the life of the new Owner; or

..   for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Owner; or

..   over the life of the new Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Owner.

If the new Owner does not elect one of the above options then the new Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received a completed request for settlement of the death benefit (the next Valuation Date, if we receive a completed request for settlement of the death benefit after 3 p.m. Central Time). Unless otherwise instructed by the new Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The new Owner may exercise all rights as set forth in the Transfers section during this 5 year period.

No additional Purchase Payments may be added to the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5 year period.

If the new Owner dies prior to receiving all of the Contract Value, then the new Owner's named Beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon Death of Owner.

If the new Owner is a corporation, trust, or other non-living person:

   (a) The new Owner may elect to receive the death benefit in a lump sum; or

   (b) If the new Owner does not elect the option above, then the new Owner must receive the Contract Value payable within 5 years of your date of death. On the date we receive the complete request for settlement of the Death Benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the new Owner, the excess, if any of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The new Owner may exercise all rights set forth in the Transfers provision during this 5 year period. No additional Purchase Payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

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

We reserve the right to offer additional options upon Death of Owner.

If any new Owner is a non-living person, all new Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the new Owner from the date of your death to the date on which the death proceeds are paid.

Death of Annuitant

If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date and the Contract Owner is a living person, then the Contract will continue with a new Annuitant as designated by the Contract Owner.

If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date and the Contract Owner is a non-living person, the following apply:

   (a) The Contract Owner may elect to receive the death benefit in a lump sum;
or

   (b) If the Contract Owner does not elect the option above, then the Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract Owner may then exercise all rights set forth in the Transfers provision during this 5 year period. No additional Purchase Payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Owner.

More Information

ALLSTATE LIFE

Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2005, Glenbrook Life and Annuity Company ("Glenbrook") issued the Contract. Effective January 1, 2005, Glenbrook merged with Allstate Life ("Merger"). On the date of the Merger, Allstate Life acquired from Glenbrook all of Glenbrook's assets and became directly liable for Glenbrook's liabilities and obligations with respect to all contracts issued by Glenbrook.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the state of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

THE VARIABLE ACCOUNT

Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through the Glenbrook Life and Annuity Company Separate Account A. Effective January 1, 2005, Glenbrook Life Multi-Manager Variable Account and Glenbrook Life and Annuity Company Separate Account A combined with Allstate Financial Advisors Separate Account I and consolidated duplicative Variable Sub-Accounts that invest in the same Funds (the "Consolidation"). The Accumulation Unit Values for the Variable Sub-Accounts in which you invest did not change as a result of the Consolidation, and your Contract Value immediately after the Consolidation was the same as the value immediately before the Consolidation. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

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

The Variable Account consists of multiple Variable Sub-Accounts, each of which are available under the Contract. We may add new Variable Sub-Accounts, or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds . We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE FUNDS

Dividends and Capital Gain Distributions. We automatically reinvest all dividends and capital gains distributions from the Funds in shares of the distributing Funds at their net asset value.

Voting Privileges. As a general matter, you do not have a direct right to vote the shares of the Funds held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date, the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding eligible Fund. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Fund shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

Changes in Funds. If the shares of any of the Funds are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in underlying funds. We will notify you in advance of any change.

Conflicts of Interest. The Funds sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Fund. The board of trustees of the Funds monitors for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Funds' board of trustees may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT

Distribution. Allstate Distributors, LLC ("ADLLC"), located at 3100 Sanders Road, Northbrook, Illinois 60062-7154, serves as principal underwriter of the Contracts. ADLLC is a wholly owned subsidiary of Allstate Life.

ADLLC is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the Financial Industry Regulatory Authority (FINRA).

We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8.5% of all purchase payments (on a present value basis).

Sometimes, we also pay the broker-dealer a persistency bonus in addition to the standard commissions. A persistency bonus is not expected to exceed 1.20%, on an annual basis, of the Contract Values considered in connection with the bonus. Sale of the Contracts may also count toward incentive program awards for the registered representative. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

Allstate Life does not pay ADLLC a commission for distribution of the Contracts. The underwriting agreement with ADLLC provides that we will reimburse ADLLC for any liability to Contract owners arising out of services rendered or Contracts issued.

Administration. We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master

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services agreement with se/2/, LLC, of 5801 SW 6th Avenue, Topeka, Kansas
66636, whereby se/2/, LLC provides certain business process outsourcing services with respect to the Contracts. se/2/, LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2014, consisted of the following:
NTT DATA Process Services, LLC (administrative services) located at PO Box 4201, Boston, MA 02211; RR Donnelley Global Investment Markets (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44th Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.


In administering the Contracts, the following services are provided, among others:

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


We provide information about cyber security risks associated with this Contract in the Statement of Additional Information.


NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN

If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL MATTERS

All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under state insurance law, have been passed upon by Angela K. Fontana, General Counsel of Allstate Life.

Taxes

The following discussion is general and is not intended as tax advice. Allstate Life makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY

Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

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TAXATION OF VARIABLE ANNUITIES IN GENERAL

Tax Deferral. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

Non-Natural Owners. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

Exceptions to the Non-Natural Owner Rule. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Grantor Trust Owned Annuity. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.

Diversification Requirements. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

Taxation of Partial and Full Withdrawals. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

Taxation of Annuity Payments. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of

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

annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Partial Annuitization. Effective January 1, 2011, an individual may partially annuitize their non-qualified annuity if the contract so permits. The Small Business Jobs Act of 2010 included a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under IRC section 72. We do not currently permit partial annuitization.

Withdrawals After the Payout Start Date. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

Distribution at Death Rules. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

Prior to a recent Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act ("DOMA"), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing for federal law purposes a valid same sex marriage. The Windsor decision means that the favorable tax benefits afforded by the federal tax law to an opposite sex spouse under the Internal Revenue Code (IRC) are now available to a same sex spouse.

On August 29, 2013, the Internal Revenue Service ("IRS") issued guidance on its position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction (including a foreign country) that recognizes same sex marriages, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Currently, if a state does not recognize a civil union or a registered domestic partnership as a marriage, it is not a marriage for federal tax purposes.


Currently, a case is pending with the U. S. Supreme Court that may address several unanswered questions regarding the application of federal and state law to same sex marriages, civil unions and domestic partnerships. Absent further guidance from a state to the contrary, we will tax report and withhold at the state level consistent with the characterization of a given transaction under federal tax law (for example, a tax free rollover).


Please consult with your tax or legal advisor before electing the Spousal Benefit for a same sex spouse or civil union partner.

Taxation of Annuity Death Benefits. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


Medicare Tax on Net Investment Income. The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or
(2) the excess of "modified adjusted gross income" over a threshold amount. The "threshold amount" is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,300 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.



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Penalty Tax on Premature Distributions. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


Tax Free Exchanges under Internal Revenue Code Section 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them. After you elect an Income Plan as described in the Income Payments section earlier in the prospectus, you are not eligible for a tax-free exchange under Section 1035.


Partial Exchanges. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer.

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

Taxation of Ownership Changes. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

Aggregation of Annuity Contracts. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING

Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social

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

security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS

The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.


The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner's spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.


Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

Taxation of Withdrawals from an Individually Owned Tax Qualified Contract. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

Required Minimum Distributions. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

The Death Benefit and Tax Qualified Contracts. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals

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the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

Penalty Tax on Premature Distributions from Tax Qualified Contracts. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments on Tax Qualified Contracts. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Income Tax Withholding on Tax Qualified Contracts. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.

With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding

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

election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


Charitable IRA Distributions. Prior law provided a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. As of the beginning of 2015, this provision has expired and has not been extended. It is possible that Congress will extend this provision retroactively to include some or all of 2015.

For distributions in tax years beginning after 2005 and before 2015, these rules provided an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deductions, if any, for charitable contributions.


The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Per IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.


Individual Retirement Annuities. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity. For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee "transfer" from one IRA account to another. IRA transfers are not subject to this 12 month rule.


Roth Individual Retirement Annuities. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

A traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

Annuities Held By Individual Retirement Accounts (commonly known as Custodial
IRAs). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

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

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

Simplified Employee Pension IRA (SEP IRA). Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

Savings Incentive Match Plans for Employees (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2012 or later, then your plan is up to date. If your plan has a revision date prior to March 2012, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590 and your competent tax advisor.

Tax Sheltered Annuities. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

Caution: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.

Corporate and Self-Employed Pension and Profit Sharing Plans. Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

State and Local Government and Tax-Exempt Organization Deferred Compensation Plans. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.



Annual Reports and Other Documents


Allstate Life's annual report on Form 10-K for the year ended December 31, 2014, is incorporated herein by reference, which means that it is legally a part of this prospectus.


All other reports filed with the SEC under the Exchange Act since the Form 10-K Annual Report, including filings made on Form 10-Q and Form 8-K, and all documents or reports we file with the SEC under the Exchange Act after the date of this prospectus and before we terminate the offering of the securities under this prospectus are also incorporated herein by reference, which means that they are legally a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual report on Form 10-K, quarterly reports on Form 10-Q, and current reports on Form 8-K electronically on the SEC's "EDGAR" system using the identifying number CIK
No. 0000352736. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 100 F Street NE, Room 1580, Washington, DC 20549-2001. For more information on the operations of SEC's Public Reference Room, call 1-202-551-8090.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 758567, Topeka, KS 66675-8565 (telephone:
1-800-457-7617).

Statement of Additional Information

Table of Contents

Additions, Deletions or Substitutions of Investments
The Contract
   Purchase of Contracts
   Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
Calculation of Accumulation Unit Values
Net Investment Factor
Calculation of Variable Income Payments
Calculation of Annuity Unit Values
General Matters
   Incontestability
   Settlements
   Safekeeping of the Variable Account's Assets
   Premium Taxes
   Tax Reserves
Experts
Financial Statements
Appendix A - Accumulation Unit Values

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                     APPENDIX A - ACCUMULATION UNIT VALUES


 Appendix A presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Sub-Account since the Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.

 All of the Variable Sub-Accounts were first offered under the Contracts on June 2, 1998, except the Invesco Van Kampen V.I. Value Opportunities Fund - Series I and Invesco V.I. Mid Cap Core Equity Fund - Series I, which commenced operations on October 1, 2001, and the Invesco V.I. Technology Fund - Series I and the Invesco V.I. Utilities Fund - Series I, which were first offered on October 15, 2004 and the Invesco V.I. Large Cap Growth Fund - Series I, which was first offered on June 12, 2006, the Invesco Van Kampen V.I. American Franchise Fund - Series I and Invesco Van Kampen V.I. Equity and Income - Series I which were first offered on April 29, 2011 and the Invesco Van Kampen V.I. Mid Cap Growth Fund - Series I which was first offered on April 27, 2012.

               AIM LIFETIME PLUS II VARIABLE ANNUITY - PROSPECTUS
      ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                         FOR EACH VARIABLE SUB-ACCOUNT*

                                  BASIC POLICY

                           Mortality & Expense = 1.0



                                                                                                    Number of
                                                   For the Year    Accumulation     Accumulation      Units
                                                      Ending       Unit Value at    Unit Value at Outstanding at
Sub-Accounts                                       December 31  Beginning of Period End of Period End of Period
----------------------------------------------------------------------------------------------------------------
Invesco V.I. American Franchise Fund - Series I
                                                       2011           $10.000          $10.423         80,542
                                                       2012           $10.423          $11.724        533,268
                                                       2013           $11.724          $16.250        446,107
                                                       2014           $16.250          $17.428        404,659
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Basic Balanced Fund - Series I
                                                       2005           $11.106          $11.565      1,072,218
                                                       2006           $11.565          $12.646        882,310
                                                       2007           $12.646          $12.783        642,359
                                                       2008           $12.783           $7.798        419,104
                                                       2009            $7.798          $10.323        337,202
                                                       2010           $10.323          $11.033        234,270
                                                       2011           $11.033          $11.728              0
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Capital Appreciation Fund - Series I
                                                       2005           $10.669          $11.485      1,084,264
                                                       2006           $11.485          $12.075      2,395,599
                                                       2007           $12.075          $13.377      1,648,376
                                                       2008           $13.377           $7.609      1,205,363
                                                       2009            $7.609           $9.112        979,716
                                                       2010            $9.112          $10.408        725,970
                                                       2011           $10.408           $9.480        611,641
                                                       2012            $9.480          $10.906              0
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Capital Development Fund - Series I
                                                       2005           $14.793          $16.037        351,705
                                                       2006           $16.037          $18.482        239,739
                                                       2007           $18.482          $20.261        170,673
                                                       2008           $20.261          $10.615        109,986
                                                       2009           $10.615          $14.948         83,857
                                                       2010           $14.948          $17.561         69,147
                                                       2011           $17.561          $16.126         55,455
                                                       2012           $16.126          $18.314              0
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund - Series I
                                                       2005           $11.081          $11.542      1,704,027
                                                       2006           $11.542          $13.323      2,636,111
                                                       2007           $13.323          $14.246      1,783,042
                                                       2008           $14.246           $9.843      1,246,840
                                                       2009            $9.843          $12.490      1,040,842
                                                       2010           $12.490          $13.534        774,244
                                                       2011           $13.534          $13.378        636,953
                                                       2012           $13.378          $15.068        528,523
                                                       2013           $15.068          $19.262        447,331
                                                       2014           $19.262          $20.604        402,251

                                                                                                     Number of
                                                    For the Year    Accumulation     Accumulation      Units
                                                       Ending       Unit Value at    Unit Value at Outstanding at
Sub-Accounts                                        December 31  Beginning of Period End of Period End of Period
-----------------------------------------------------------------------------------------------------------------
Invesco V.I. Diversified Income Fund - Series I
                                                        2005           $11.098          $11.295       482,427
                                                        2006           $11.295          $11.673       356,109
                                                        2007           $11.673          $11.744       249,578
                                                        2008           $11.744           $9.788       117,899
                                                        2009            $9.788          $10.753       107,717
                                                        2010           $10.753          $11.704        87,964
                                                        2011           $11.704          $12.389        74,693
                                                        2012           $12.389          $13.566        71,769
                                                        2013           $13.566          $13.424        62,945
                                                        2014           $13.424          $14.343        56,222
-----------------------------------------------------------------------------------------------------------------
Invesco V.I. Equity and Income Fund - Series I
                                                        2011           $10.000          $10.718       160,618
                                                        2012           $10.718          $11.934       141,548
                                                        2013           $11.934          $14.776       128,801
                                                        2014           $14.776          $15.935       115,865
-----------------------------------------------------------------------------------------------------------------
Invesco V.I. Government Securities Fund - Series I
                                                        2005           $12.805          $12.876       602,889
                                                        2006           $12.876          $13.188       448,274
                                                        2007           $13.188          $13.869       355,471
                                                        2008           $13.869          $15.406       235,349
                                                        2009           $15.406          $15.236       162,638
                                                        2010           $15.236          $15.883       108,452
                                                        2011           $15.883          $16.952        81,668
                                                        2012           $16.952          $17.181        91,313
                                                        2013           $17.181          $16.548        66,771
                                                        2014           $16.548          $17.044        61,364
-----------------------------------------------------------------------------------------------------------------
Invesco V.I. High Yield Fund - Series I
                                                        2005            $9.716           $9.871       411,984
                                                        2006            $9.871          $10.811       304,403
                                                        2007           $10.811          $10.825       213,717
                                                        2008           $10.825           $7.956       153,141
                                                        2009            $7.956          $12.023       130,914
                                                        2010           $12.023          $13.505        86,926
                                                        2011           $13.505          $13.486        59,103
                                                        2012           $13.486          $15.629        58,765
                                                        2013           $15.629          $16.541        45,222
                                                        2014           $16.541          $16.643        43,274
-----------------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund - Series I
                                                        2005           $10.664          $12.439       729,280
                                                        2006           $12.439          $15.777       708,276
                                                        2007           $15.777          $17.900       461,067
                                                        2008           $17.900          $10.555       327,818
                                                        2009           $10.555          $14.119       234,493
                                                        2010           $14.119          $15.761       173,806
                                                        2011           $15.761          $14.538       144,978
                                                        2012           $14.538          $16.611       118,877
                                                        2013           $16.611          $19.554       112,389
                                                        2014           $19.554          $19.404        91,395
-----------------------------------------------------------------------------------------------------------------
Invesco V.I. Large Cap Growth Fund - Series I
                                                        2006           $10.000          $11.106       385,691
                                                        2007           $11.106          $12.702       305,945
                                                        2008           $12.702           $7.753       194,973
                                                        2009            $7.753           $9.661       160,457
                                                        2010            $9.661          $11.204       109,491
                                                        2011           $11.204          $12.169             0

                                                                                                   Number of
                                                  For the Year    Accumulation     Accumulation      Units
                                                     Ending       Unit Value at    Unit Value at Outstanding at
Sub-Accounts                                      December 31  Beginning of Period End of Period End of Period
---------------------------------------------------------------------------------------------------------------
Invesco V.I. Managed Volatility Fund - Series I
formerly, Invesco V.I. Utilities Fund - Series I
                                                      2005           $12.259          $14.167       190,493
                                                      2006           $14.167          $17.580       146,298
                                                      2007           $17.580          $20.976        92,963
                                                      2008           $20.976          $14.034        65,898
                                                      2009           $14.034          $15.952        53,281
                                                      2010           $15.952          $16.772        42,793
                                                      2011           $16.772          $19.317        28,098
                                                      2012           $19.317          $19.794        28,671
                                                      2013           $19.794          $21.684        26,007
                                                      2014           $21.684          $25.858        27,777
---------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund - Series I
                                                      2005           $14.167          $15.080       288,902
                                                      2006           $15.080          $16.592       219,087
                                                      2007           $16.592          $17.976       141,038
                                                      2008           $17.976          $12.709        83,473
                                                      2009           $12.709          $16.368        68,285
                                                      2010           $16.368          $18.473        49,519
                                                      2011           $18.473          $17.106        38,009
                                                      2012           $17.106          $18.772        31,691
                                                      2013           $18.772          $23.917        28,678
                                                      2014           $23.917          $24.704        26,877
---------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Growth Fund - Series I
                                                      2012           $10.000          $17.864        34,892
                                                      2013           $17.864          $24.209        31,371
                                                      2014           $24.209          $25.869        30,535
---------------------------------------------------------------------------------------------------------------
Invesco V.I. Money Market Fund - Series I
                                                      2005           $11.258          $11.416       401,143
                                                      2006           $11.416          $11.774       417,780
                                                      2007           $11.774          $12.173       408,636
                                                      2008           $12.173          $12.286       338,250
                                                      2009           $12.286          $12.165       269,926
                                                      2010           $12.165          $12.053       234,888
                                                      2011           $12.053          $11.927       175,652
                                                      2012           $11.927          $11.800       127,537
                                                      2013           $11.800          $11.674       124,926
                                                      2014           $11.674          $11.548        61,965
---------------------------------------------------------------------------------------------------------------
Invesco V.I. Technology Fund - Series I
                                                      2005           $11.117          $11.235       150,751
                                                      2006           $11.235          $12.277       128,758
                                                      2007           $12.277          $13.077        80,917
                                                      2008           $13.077           $7.178        51,185
                                                      2009            $7.178          $11.174        41,211
                                                      2010           $11.174          $13.407        31,743
                                                      2011           $13.407          $12.590        27,162
                                                      2012           $12.590          $13.856        24,291
                                                      2013           $13.856          $17.151        23,599
                                                      2014           $17.151          $18.838        22,742
---------------------------------------------------------------------------------------------------------------
Invesco V.I. Value Opportunities Fund - Series I
                                                      2005           $12.532          $13.107       456,851
                                                      2006           $13.107          $14.675       385,756
                                                      2007           $14.675          $14.738       271,318
                                                      2008           $14.738           $7.030       177,453
                                                      2009            $7.030          $10.291       120,929
                                                      2010           $10.291          $10.927        92,822
                                                      2011           $10.927          $10.478        75,835
                                                      2012           $10.478          $12.198        62,240
                                                      2013           $12.198          $16.137        53,418
                                                      2014           $16.137          $17.017        54,361



 * The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.00% and an administrative expense charge of 0.10%.

               AIM LIFETIME PLUS II VARIABLE ANNUITY - PROSPECTUS
      ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                         FOR EACH VARIABLE SUB-ACCOUNT*

    BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION I RIDER
           (available with Contracts purchased before July 27, 2000)

                           Mortality & Expense = 1.4



                                                                                                    Number of
                                                   For the Year    Accumulation     Accumulation      Units
                                                      Ending       Unit Value at    Unit Value at Outstanding at
Sub-Accounts                                       December 31  Beginning of Period End of Period End of Period
----------------------------------------------------------------------------------------------------------------
Invesco V.I. American Franchise Fund - Series I
                                                       2011           $10.000          $10.193         64,802
                                                       2012           $10.193          $11.420        529,886
                                                       2013           $11.420          $15.765        470,652
                                                       2014           $15.765          $16.841        433,783
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Basic Balanced Fund - Series I
                                                       2005           $10.817          $11.220        673,654
                                                       2006           $11.220          $12.220        498,575
                                                       2007           $12.220          $12.302        399,753
                                                       2008           $12.302           $7.475        364,067
                                                       2009            $7.475           $9.855        260,773
                                                       2010            $9.855          $10.492        209,959
                                                       2011           $10.492          $11.138              0
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Capital Appreciation Fund - Series I
                                                       2005           $10.392          $11.142        703,768
                                                       2006           $11.142          $11.668      1,730,792
                                                       2007           $11.668          $12.874      1,436,819
                                                       2008           $12.874           $7.293      1,210,839
                                                       2009            $7.293           $8.699        939,352
                                                       2010            $8.699           $9.897        707,921
                                                       2011            $9.897           $8.979        608,054
                                                       2012            $8.979          $10.316              0
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Capital Development Fund - Series I
                                                       2005           $14.408          $15.558        255,869
                                                       2006           $15.558          $17.859        220,177
                                                       2007           $17.859          $19.499        170,744
                                                       2008           $19.499          $10.175        156,807
                                                       2009           $10.175          $14.271        105,585
                                                       2010           $14.271          $16.699         91,423
                                                       2011           $16.699          $15.273         82,457
                                                       2012           $15.273          $17.323              0
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund - Series I
                                                       2005           $10.793          $11.198      1,179,994
                                                       2006           $11.198          $12.874      2,072,171
                                                       2007           $12.874          $13.710      1,710,892
                                                       2008           $13.710           $9.435      1,466,301
                                                       2009            $9.435          $11.925      1,159,539
                                                       2010           $11.925          $12.870        884,198
                                                       2011           $12.870          $12.671        775,817
                                                       2012           $12.671          $14.214        706,446
                                                       2013           $14.214          $18.098        647,030
                                                       2014           $18.098          $19.281        591,131

                                                                                                     Number of
                                                    For the Year    Accumulation     Accumulation      Units
                                                       Ending       Unit Value at    Unit Value at Outstanding at
Sub-Accounts                                        December 31  Beginning of Period End of Period End of Period
-----------------------------------------------------------------------------------------------------------------
Invesco V.I. Diversified Income Fund - Series I
                                                        2005           $10.810          $10.958       263,336
                                                        2006           $10.958          $11.279       240,601
                                                        2007           $11.279          $11.302       231,003
                                                        2008           $11.302           $9.382       193,554
                                                        2009            $9.382          $10.267       166,253
                                                        2010           $10.267          $11.130       117,914
                                                        2011           $11.130          $11.735       130,627
                                                        2012           $11.735          $12.797       137,382
                                                        2013           $12.797          $12.613       113,953
                                                        2014           $12.613          $13.423       105,222
-----------------------------------------------------------------------------------------------------------------
Invesco V.I. Equity and Income Fund - Series I
                                                        2011           $10.000          $10.152       184,412
                                                        2012           $10.152          $11.258       173,135
                                                        2013           $11.258          $13.883       181,175
                                                        2014           $13.883          $14.912       180,279
-----------------------------------------------------------------------------------------------------------------
Invesco V.I. Government Securities Fund - Series I
                                                        2005           $12.473          $12.491       282,669
                                                        2006           $12.491          $12.743       215,434
                                                        2007           $12.743          $13.348       195,175
                                                        2008           $13.348          $14.768       194,032
                                                        2009           $14.768          $14.546       153,129
                                                        2010           $14.546          $15.104       106,174
                                                        2011           $15.104          $16.056        97,270
                                                        2012           $16.056          $16.208        78,282
                                                        2013           $16.208          $15.548        64,611
                                                        2014           $15.548          $15.950        53,003
-----------------------------------------------------------------------------------------------------------------
Invesco V.I. High Yield Fund - Series I
                                                        2005            $9.463           $9.576       190,590
                                                        2006            $9.576          $10.447       139,194
                                                        2007           $10.447          $10.418       114,677
                                                        2008           $10.418           $7.626        96,571
                                                        2009            $7.626          $11.478        80,005
                                                        2010           $11.478          $12.842        63,993
                                                        2011           $12.842          $12.773        55,464
                                                        2012           $12.773          $14.744        61,623
                                                        2013           $14.744          $15.542        51,801
                                                        2014           $15.542          $15.575        39,638
-----------------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund - Series I
                                                        2005           $10.387          $12.067       568,943
                                                        2006           $12.067          $15.245       555,339
                                                        2007           $15.245          $17.227       455,810
                                                        2008           $17.227          $10.118       386,904
                                                        2009           $10.118          $13.480       306,544
                                                        2010           $13.480          $14.987       250,558
                                                        2011           $14.987          $13.769       204,869
                                                        2012           $13.769          $15.670       193,468
                                                        2013           $15.670          $18.372       181,321
                                                        2014           $18.372          $18.159       169,447
-----------------------------------------------------------------------------------------------------------------
Invesco V.I. Large Cap Growth Fund - Series I
                                                        2006           $10.000          $11.081       165,273
                                                        2007           $11.081          $12.623       139,664
                                                        2008           $12.623           $7.674       111,266
                                                        2009            $7.674           $9.524       100,613
                                                        2010            $9.524          $11.002        80,890
                                                        2011           $11.002          $11.933             0

                                                                                                   Number of
                                                  For the Year    Accumulation     Accumulation      Units
                                                     Ending       Unit Value at    Unit Value at Outstanding at
Sub-Accounts                                      December 31  Beginning of Period End of Period End of Period
---------------------------------------------------------------------------------------------------------------
Invesco V.I. Managed Volatility Fund - Series I
formerly, Invesco V.I. Utilities Fund - Series I
                                                      2005           $12.226          $14.072       131,478
                                                      2006           $14.072          $17.393       121,958
                                                      2007           $17.393          $20.670       103,445
                                                      2008           $20.670          $13.774        97,124
                                                      2009           $13.774          $15.594        81,145
                                                      2010           $15.594          $16.330        65,214
                                                      2011           $16.330          $18.733        62,374
                                                      2012           $18.733          $19.119        53,780
                                                      2013           $19.119          $20.860        45,920
                                                      2014           $20.860          $24.777        46,649
---------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund - Series I
                                                      2005           $13.984          $14.826       280,970
                                                      2006           $14.826          $16.248       262,112
                                                      2007           $16.248          $17.533       197,833
                                                      2008           $17.533          $12.346       165,965
                                                      2009           $12.346          $15.836       119,257
                                                      2010           $15.836          $17.802        99,457
                                                      2011           $17.802          $16.419        81,550
                                                      2012           $16.419          $17.946        73,217
                                                      2013           $17.946          $22.773        70,324
                                                      2014           $22.773          $23.429        66,125
---------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Growth Fund - Series I
                                                      2012           $10.000          $16.852        77,294
                                                      2013           $16.852          $22.746        72,751
                                                      2014           $22.746          $24.208        72,093
---------------------------------------------------------------------------------------------------------------
Invesco V.I. Money Market Fund - Series I
                                                      2005           $10.966          $11.075       177,600
                                                      2006           $11.075          $11.377       234,745
                                                      2007           $11.377          $11.715       140,819
                                                      2008           $11.715          $11.777       267,223
                                                      2009           $11.777          $11.614       211,099
                                                      2010           $11.614          $11.461       181,261
                                                      2011           $11.461          $11.297       142,411
                                                      2012           $11.297          $11.131       141,640
                                                      2013           $11.131          $10.969       121,246
                                                      2014           $10.969          $10.807        48,022
---------------------------------------------------------------------------------------------------------------
Invesco V.I. Technology Fund - Series I
                                                      2005           $11.087          $11.160        92,930
                                                      2006           $11.160          $12.146        87,504
                                                      2007           $12.146          $12.886        74,922
                                                      2008           $12.886           $7.045        76,321
                                                      2009            $7.045          $10.923        69,059
                                                      2010           $10.923          $13.053        55,809
                                                      2011           $13.053          $12.209        45,681
                                                      2012           $12.209          $13.384        44,030
                                                      2013           $13.384          $16.499        41,170
                                                      2014           $16.499          $18.050        40,617
---------------------------------------------------------------------------------------------------------------
Invesco V.I. Value Opportunities Fund - Series I
                                                      2005           $12.370          $12.886       376,235
                                                      2006           $12.886          $14.371       349,928
                                                      2007           $14.371          $14.374       277,562
                                                      2008           $14.374           $6.829       235,907
                                                      2009            $6.829           $9.957       170,060
                                                      2010            $9.957          $10.530       118,098
                                                      2011           $10.530          $10.057        99,167
                                                      2012           $10.057          $11.661        81,036
                                                      2013           $11.661          $15.365        76,812
                                                      2014           $15.365          $16.138        72,227



 * The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.10%.

               AIM LIFETIME PLUS II VARIABLE ANNUITY - PROSPECTUS
      ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                         FOR EACH VARIABLE SUB-ACCOUNT*

    BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER II
         (available with Contracts purchased on or after July 27, 2000)

                           Mortality & Expense = 1.5



                                                                                                    Number of
                                                   For the Year    Accumulation     Accumulation      Units
                                                      Ending       Unit Value at    Unit Value at Outstanding at
Sub-Accounts                                       December 31  Beginning of Period End of Period End of Period
----------------------------------------------------------------------------------------------------------------
AIM V.I. Demographic Trends - Series I
                                                       2005            $5.078           $5.308       144,730
----------------------------------------------------------------------------------------------------------------
Invesco V.I. American Franchise Fund - Series I
                                                       2011           $10.000          $10.137        99,480
                                                       2012           $10.137          $11.345       241,688
                                                       2013           $11.345          $15.647       220,761
                                                       2014           $15.647          $16.698       202,460
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Basic Balanced Fund - Series I
                                                       2005           $10.770          $11.160       424,593
                                                       2006           $11.160          $12.142       382,834
                                                       2007           $12.142          $12.211       307,472
                                                       2008           $12.211           $7.412       214,660
                                                       2009            $7.412           $9.763       192,840
                                                       2010            $9.763          $10.383       189,610
                                                       2011           $10.383          $11.019             0
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Capital Appreciation Fund - Series I
                                                       2005           $10.346          $11.082       293,856
                                                       2006           $11.082          $11.594       669,380
                                                       2007           $11.594          $12.779       539,761
                                                       2008           $12.779           $7.232       353,594
                                                       2009            $7.232           $8.618       314,616
                                                       2010            $8.618           $9.794       268,635
                                                       2011            $9.794           $8.877       233,262
                                                       2012            $8.877          $10.195             0
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Capital Development Fund - Series I
                                                       2005           $14.345          $15.474        76,828
                                                       2006           $15.474          $17.745        77,294
                                                       2007           $17.745          $19.356        73,178
                                                       2008           $19.356          $10.090        45,866
                                                       2009           $10.090          $14.138        39,911
                                                       2010           $14.138          $16.526        29,286
                                                       2011           $16.526          $15.100        28,388
                                                       2012           $15.100          $17.121             0
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund - Series I
                                                       2005           $10.746          $11.137       386,265
                                                       2006           $11.137          $12.792       636,605
                                                       2007           $12.792          $13.609       552,522
                                                       2008           $13.609           $9.356       353,103
                                                       2009            $9.356          $11.813       305,370
                                                       2010           $11.813          $12.737       260,106
                                                       2011           $12.737          $12.527       234,718
                                                       2012           $12.527          $14.039       205,213
                                                       2013           $14.039          $17.857       179,117
                                                       2014           $17.857          $19.006       149,147

                                                                                                     Number of
                                                    For the Year    Accumulation     Accumulation      Units
                                                       Ending       Unit Value at    Unit Value at Outstanding at
Sub-Accounts                                        December 31  Beginning of Period End of Period End of Period
-----------------------------------------------------------------------------------------------------------------
Invesco V.I. Diversified Income Fund - Series I
                                                        2005           $10.763          $10.899       104,295
                                                        2006           $10.899          $11.207        86,956
                                                        2007           $11.207          $11.219        83,912
                                                        2008           $11.219           $9.304        53,838
                                                        2009            $9.304          $10.171        51,685
                                                        2010           $10.171          $11.015        51,626
                                                        2011           $11.015          $11.602        62,613
                                                        2012           $11.602          $12.640        58,053
                                                        2013           $12.640          $12.446        44,448
                                                        2014           $12.446          $13.231        36,602
-----------------------------------------------------------------------------------------------------------------
Invesco V.I. Equity and Income Fund - Series I
                                                        2011           $10.000          $10.037       156,566
                                                        2012           $10.037          $11.119       143,516
                                                        2013           $11.119          $13.698       128,505
                                                        2014           $13.698          $14.699       111,996
-----------------------------------------------------------------------------------------------------------------
Invesco V.I. Government Securities Fund - Series I
                                                        2005           $12.418          $12.424       198,890
                                                        2006           $12.424          $12.662       168,011
                                                        2007           $12.662          $13.250       140,146
                                                        2008           $13.250          $14.644       221,935
                                                        2009           $14.644          $14.410        77,038
                                                        2010           $14.410          $14.948        59,334
                                                        2011           $14.948          $15.874        52,462
                                                        2012           $15.874          $16.008        46,228
                                                        2013           $16.008          $15.341        28,901
                                                        2014           $15.341          $15.722        25,369
-----------------------------------------------------------------------------------------------------------------
Invesco V.I. High Yield Fund - Series I
                                                        2005            $9.422           $9.524       108,796
                                                        2006            $9.524          $10.380        83,373
                                                        2007           $10.380          $10.342        67,932
                                                        2008           $10.342           $7.562        43,026
                                                        2009            $7.562          $11.371        42,742
                                                        2010           $11.371          $12.710        32,400
                                                        2011           $12.710          $12.629        25,228
                                                        2012           $12.629          $14.562        29,785
                                                        2013           $14.562          $15.335        20,511
                                                        2014           $15.335          $15.352        17,851
-----------------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund - Series I
                                                        2005           $10.341          $12.003       172,420
                                                        2006           $12.003          $15.148       181,290
                                                        2007           $15.148          $17.100       180,308
                                                        2008           $17.100          $10.033        97,042
                                                        2009           $10.033          $13.353        86,531
                                                        2010           $13.353          $14.832        76,256
                                                        2011           $14.832          $13.613        77,338
                                                        2012           $13.613          $15.477        52,296
                                                        2013           $15.477          $18.128        49,987
                                                        2014           $18.128          $17.899        47,672
-----------------------------------------------------------------------------------------------------------------
Invesco V.I. Large Cap Growth Fund - Series I
                                                        2006           $10.000          $11.075       259,226
                                                        2007           $11.075          $12.603       239,109
                                                        2008           $12.603           $7.654       152,922
                                                        2009            $7.654           $9.491       123,936
                                                        2010            $9.491          $10.952       107,603
                                                        2011           $10.952          $11.875             0

                                                                                                   Number of
                                                  For the Year    Accumulation     Accumulation      Units
                                                     Ending       Unit Value at    Unit Value at Outstanding at
Sub-Accounts                                      December 31  Beginning of Period End of Period End of Period
---------------------------------------------------------------------------------------------------------------
Invesco V.I. Managed Volatility Fund - Series I
formerly, Invesco V.I. Utilities Fund - Series I
                                                      2005           $12.217          $14.048        60,635
                                                      2006           $14.048          $17.346        45,037
                                                      2007           $17.346          $20.593        45,971
                                                      2008           $20.593          $13.709        25,791
                                                      2009           $13.709          $15.505        20,580
                                                      2010           $15.505          $16.220        16,369
                                                      2011           $16.220          $18.589        16,715
                                                      2012           $18.589          $18.953        19,529
                                                      2013           $18.953          $20.659        16,322
                                                      2014           $20.659          $24.513        15,831
---------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund - Series I
                                                      2005           $13.939          $14.763        88,365
                                                      2006           $14.763          $16.163        85,889
                                                      2007           $16.163          $17.424        75,900
                                                      2008           $17.424          $12.257        46,432
                                                      2009           $12.257          $15.706        38,963
                                                      2010           $15.706          $17.638        32,425
                                                      2011           $17.638          $16.252        30,631
                                                      2012           $16.252          $17.745        28,563
                                                      2013           $17.745          $22.496        12,902
                                                      2014           $22.496          $23.120        12,643
---------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Growth Fund - Series I
                                                      2012           $10.000          $16.644        24,892
                                                      2013           $16.644          $22.443        25,587
                                                      2014           $22.443          $23.862        22,633
---------------------------------------------------------------------------------------------------------------
Invesco V.I. Money Market Fund - Series I
                                                      2005           $10.918          $11.015        84,492
                                                      2006           $11.015          $11.304        99,903
                                                      2007           $11.304          $11.629       141,851
                                                      2008           $11.629          $11.679       135,380
                                                      2009           $11.679          $11.506        67,297
                                                      2010           $11.506          $11.343        80,818
                                                      2011           $11.343          $11.169        67,514
                                                      2012           $11.169          $10.994        57,472
                                                      2013           $10.994          $10.823        42,148
                                                      2014           $10.823          $10.653        32,677
---------------------------------------------------------------------------------------------------------------
Invesco V.I. Technology Fund - Series I
                                                      2005           $11.079          $11.142        45,313
                                                      2006           $11.142          $12.115        40,293
                                                      2007           $12.115          $12.840        33,313
                                                      2008           $12.840           $7.012        20,192
                                                      2009            $7.012          $10.862        39,055
                                                      2010           $10.862          $12.967        16,053
                                                      2011           $12.967          $12.117        20,991
                                                      2012           $12.117          $13.269        16,812
                                                      2013           $13.269          $16.342        17,010
                                                      2014           $16.342          $17.860        16,633
---------------------------------------------------------------------------------------------------------------
Invesco V.I. Value Opportunities Fund - Series I
                                                      2005           $12.330          $12.831       254,469
                                                      2006           $12.831          $14.296       234,826
                                                      2007           $14.296          $14.285       213,774
                                                      2008           $14.285           $6.780       135,804
                                                      2009            $6.780           $9.875        91,192
                                                      2010            $9.875          $10.433        83,844
                                                      2011           $10.433           $9.955        90,281
                                                      2012            $9.955          $11.531        64,541
                                                      2013           $11.531          $15.178        62,698
                                                      2014           $15.178          $15.926        56,810



 * The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.10%.

Appendix B Market Value Adjustment

The Market Value Adjustment is based on the following:

 I   =   the Treasury Rate for a maturity equal to the applicable Guarantee
         Period for the week preceding the establishment of the Guarantee
         Period.

 N   =   the number of whole and partial years from the date we receive the withdrawal, transfer, or death benefit request, or from the Payout Start Date, to the end of the Guarantee Period.

 J   =   the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request. "Treasury Rate" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Board Statistical Release H.15.

The Market Value Adjustment factor is determined from the following formula:

                               .9 X (I - J) X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn (in excess of the Free Withdrawal Amount), paid as a death benefit, or applied to an Income Plan, from a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.

Examples of Market Value Adjustment

Purchase Payment:                                           $10,000 allocated
                                                            to a Guarantee
                                                            Period
Guarantee Period:                                           5 years
Guaranteed Interest Rate:                                   4.50%
5 Year Treasury Rate (at the time the Guarantee Period was
  established):                                             4.50%
Full Surrender:                                             End of Contract
                                                            Year 3

      NOTE: These examples assume that premium taxes are not applicable.

               Example 1 (Assume Declining Interest Rates)

Step 1. Calculate Contract   $10,000.00 X (1.045)/3 /= $11,411.66
  Value at End of Contract
  Year 3:
Step 2. Calculate the Free   .15% X $10,000.00 X (1.045)/2/ = $1,638.04
  Withdrawal Amount:
Step 3. Calculate the        .06 X ($10,000.00 - $1,638.04) = $501.72
  Withdrawal Charge:
Step 4. Calculate the        I = 4.50%
  Market Value Adjustment:
                             J = 4.20%
                             N = 730 DAYS = \\2\\
                                 ---------
                                 /365 DAYS/

                             Market Value Adjustment Factor:
                             .9 X (I - J) X N
                             = .9 X (.045 - .042) X (2) = .0054
                             Market Value Adjustment = Market Value
                             Adjustment Factor X Amount Subject to Market
                             Value Adjustment:
                             = .0054 X ($11,411.66 - $1,638.04) = $52.78
Step 5. Calculate the          $11,411.66 - $501.72 + $52.78 = $10,962.72
  amount received by a
  Contract Owner as a
  result of full withdrawal
  at the end of Contract
  Year 3:

               Example 2: (Assumes Rising Interest Rates)

Step 1. Calculate Contract   $10,000.00 X (1.045)/3 /= $11,411.66
  Value at End of Contract
  Year 3:
Step 2. Calculate the Free   15% X $10,000.00 X (1.045)/2/ = $1,638.04
  Withdrawal Amount:
Step 3. Calculate the        .06 X ($10,000.00 - $1,638.04) = $501.72
  Withdrawal Charge:
Step 4. Calculate the        I = 4.50%
  Market Value Adjustment:
                             J = 4.80%
                             N = 730 DAYS = \\2\\
                                 ---------
                                 /365 DAYS/

                             Market Value Adjustment Factor:
                             .9 X (I - J) X N
                             = .9 X(.045 - .048) X (2)= -.0054
                             Market Value Adjustment = Market Value
                             Adjustment Factor X Amount Subject to Market
                             Value Adjustment:
                             = -.0054 X ($11,411.66 - $1,638.04) = -$52.78
Step 5. Calculate the          $11,411.66 - $501.72 - $52.78 = $10,857.16
  amount received by a
  Contract Owner as a
  result of full withdrawal
  at the end of Contract
  Year 3:

LIF2-PRO-2

                      [LOGO OF PRINTED ON RECYCLED PAPER]

                     AIM Lifetime Plus II Variable Annuity

                      Statement of Additional Information


                               Dated May 1, 2015


Allstate Life Insurance Company
Allstate Financial Advisors Separate Account I Post Office Box 758565 Topeka, KS 66675-8565
1 (800) 457-7617


This Statement of Additional Information supplements the information in the prospectus for the AIM Lifetime Plus(SM) II Variable Annuity. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2015, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.


Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus.

                               TABLE OF CONTENTS


 Additions, Deletions or Substitutions of Investments......................   2
 The Contract..............................................................   2
    Purchase of Contracts..................................................   2
    Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)...........   2
 Calculation of Accumulation Unit Values...................................   2
 Net Investment Factor.....................................................   3
 Calculation of Variable Income Payments...................................   3
 Calculation of Annuity Unit Values........................................   3
 General Matters...........................................................   4
    Incontestability.......................................................   4
    Settlements............................................................   4
    Safekeeping of the Variable Account's Assets...........................   4
    Premium Taxes..........................................................   4
    Tax Reserves...........................................................   4
    Cyber Security Risk....................................................   4
 Experts...................................................................   5
 Financial Statements......................................................   5
 Appendix A Accumulation Unit Values....................................... A-1

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Fund shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Fund with those of another Fund of the same or different mutual fund if the shares of the Fund are no longer available for investment, or if we believe investment in any Fund would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares of a new Fund of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, amend the Contract as we believe necessary or appropriate to reflect any substitution or change in the Funds. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We are no longer offering new Contracts for sale. Previously, we offered the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, Allstate Distributors, LLC ("ADLLC"), distributes the Contracts. ADLLC is an affiliate of Allstate Life.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)


We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between
Section 1035 purchase payments and non-Section 1035 purchase payments.


We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Fund shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:


    (1)the net asset value per share of the Fund underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

    (2)the per share amount of any dividend or capital gain distributions made by the Fund underlying the Variable Sub-Account during the current Valuation Period;

(B) is the net asset value per share of the Fund underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and


(C) is the annualized mortality and expense risk and administrative expense charges divided by 365 and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account minus any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current annuity unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Fund in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:


..   multiplying the Annuity Unit Value at the end of the immediately preceding
    Valuation Period by the Variable Sub-Account's Net Investment Factor described in the preceding section) for the Period; and then

..   dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.


The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is specified in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contract. The Contract includes tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

We may require that your Contract be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of Fund shares held by each of the Variable Sub-Accounts.

The Funds do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds prospectuses for a more complete description of the custodian of the Funds.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.


CYBER SECURITY RISK

With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Allstate Life is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as "cyber security" risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user's computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user's systems, as well as the security, availability, integrity, and confidentiality of data assets.

Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization's systems.

Cyber security failures or breaches that could impact Allstate Life and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Contract, but also with entities operating the Contract's underlying funds and with third-party service providers to Allstate Life. Cyber security failures originating with any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Contract and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.

In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Allstate Life, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Allstate Life may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Allstate Life in enhancing and upgrading computer systems and systems security following a cyber security failure.

The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, and others continue to pose new and significant cyber security threats. Although Allstate Life, our service providers, and the underlying funds offered under the Contract may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Allstate Life cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.


EXPERTS

The financial statements and the related financial statement schedules of Allstate Life Insurance Company and the financial statements of the sub-accounts of Allstate Financial Advisors Separate Account I included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein. Such financial statements and financial statement schedules are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


..   consolidated financial statements of Allstate Life Insurance Company as of
    December 31, 2014 and 2013 and for each of the three years in the period ended December 31, 2014 and related consolidated financial statement schedules, and

..   the statements of net assets of each of the Sub-accounts which comprise
    Allstate Financial Advisors Separate Account I, as of December 31, 2014 and the statements of operations for the year or period then ended and statements of changes in net assets for each of the periods in the two-year period then ended.

The consolidated financial statements and related financial statement schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

                  AIM LIFETIME PLUS II VARIABLE ANNUITY--SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                BASIC POLICY PLUS ENHANCED DEATH BENEFIT RIDER

                           MORTALITY & EXPENSE = 1.2

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
INVESCO V.I. AMERICAN FRANCHISE FUND--SERIES I
                                 2011       $10.000      $10.307       176,115
                                 2012       $10.307      $11.571       971,670
                                 2013       $11.571      $16.006       888,426
                                 2014       $16.006      $17.132       784,322
INVESCO V.I. BASIC BALANCED FUND--SERIES I
                                 2005       $10.960      $11.391     1,450,240
                                 2006       $11.391      $12.431     1,228,502
                                 2007       $12.431      $12.540       996,896
                                 2008       $12.540      $ 7.635       748,018
                                 2009       $ 7.635      $10.086       659,714
                                 2010       $10.086      $10.759       572,806
                                 2011       $10.759      $11.429             0
INVESCO V.I. CAPITAL APPRECIATION FUND--SERIES I
                                 2005       $10.529      $11.312     1,192,178
                                 2006       $11.312      $11.870     2,798,963
                                 2007       $11.870      $13.123     2,160,261
                                 2008       $13.123      $ 7.449     1,671,256
                                 2009       $ 7.449      $ 8.903     1,460,217
                                 2010       $ 8.903      $10.149     1,261,616
                                 2011       $10.149      $ 9.226     1,041,525
                                 2012       $ 9.226      $10.607             0
INVESCO V.I. CAPITAL DEVELOPMENT FUND--SERIES I
                                 2005       $14.599      $15.795       442,897
                                 2006       $15.795      $18.168       418,309
                                 2007       $18.168      $19.876       324,970
                                 2008       $19.876      $10.393       245,892
                                 2009       $10.393      $14.606       234,517
                                 2010       $14.606      $17.124       215,313
                                 2011       $17.124      $15.693       160,727
                                 2012       $15.693      $17.811             0
INVESCO V.I. CORE EQUITY FUND--SERIES I
                                 2005       $10.936      $11.369     2,123,816
                                 2006       $11.369      $13.097     3,669,780
                                 2007       $13.097      $13.976     2,979,975
                                 2008       $13.976      $ 9.637     2,344,521
                                 2009       $ 9.637      $12.204     2,022,148
                                 2010       $12.204      $13.198     1,765,857
                                 2011       $13.198      $13.019     1,457,192
                                 2012       $13.019      $14.635     1,289,240
                                 2013       $14.635      $18.671     1,152,048
                                 2014       $18.671      $19.931     1,024,979

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
INVESCO V.I. DIVERSIFIED INCOME FUND--SERIES I
                                 2005       $10.953      $11.126      547,691
                                 2006       $11.126      $11.474      493,461
                                 2007       $11.474      $11.521      365,212
                                 2008       $11.521      $ 9.583      284,247
                                 2009       $ 9.583      $10.507      261,252
                                 2010       $10.507      $11.413      205,139
                                 2011       $11.413      $12.057      182,724
                                 2012       $12.057      $13.176      176,801
                                 2013       $13.176      $13.013      156,428
                                 2014       $13.013      $13.876      137,150
INVESCO V.I. EQUITY AND INCOME FUND--SERIES I
                                 2011       $10.000      $10.431      443,000
                                 2012       $10.431      $11.591      400,135
                                 2013       $11.591      $14.323      338,840
                                 2014       $14.323      $15.415      286,534
INVESCO V.I. GOVERNMENT SECURITIES FUND--SERIES I
                                 2005       $12.638      $12.682      639,265
                                 2006       $12.682      $12.963      494,180
                                 2007       $12.963      $13.606      421,376
                                 2008       $13.606      $15.083      395,980
                                 2009       $15.083      $14.887      343,466
                                 2010       $14.887      $15.488      315,341
                                 2011       $15.488      $16.498      269,326
                                 2012       $16.498      $16.688      243,224
                                 2013       $16.688      $16.040      211,227
                                 2014       $16.040      $16.488      164,974
INVESCO V.I. HIGH YIELD FUND--SERIES I
                                 2005       $ 9.589      $ 9.722      398,616
                                 2006       $ 9.722      $10.627      331,999
                                 2007       $10.627      $10.620      282,266
                                 2008       $10.620      $ 7.789      226,537
                                 2009       $ 7.789      $11.747      189,596
                                 2010       $11.747      $13.170      168,632
                                 2011       $13.170      $13.125      179,125
                                 2012       $13.125      $15.180      161,148
                                 2013       $15.180      $16.034      117,631
                                 2014       $16.034      $16.100       97,571
INVESCO V.I. INTERNATIONAL GROWTH FUND--SERIES I
                                 2005       $10.525      $12.252      775,603
                                 2006       $12.252      $15.508      756,621
                                 2007       $15.508      $17.560      671,172
                                 2008       $17.560      $10.334      518,261
                                 2009       $10.334      $13.795      459,490
                                 2010       $13.795      $15.369      413,510
                                 2011       $15.369      $14.148      376,254
                                 2012       $14.148      $16.134      332,841
                                 2013       $16.134      $18.954      298,054
                                 2014       $18.954      $18.771      267,154

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
INVESCO V.I. LARGE CAP GROWTH FUND--SERIES I
                                 2006       $10.000      $11.093      429,010
                                 2007       $11.093      $12.662      347,636
                                 2008       $12.662      $ 7.713      256,730
                                 2009       $ 7.713      $ 9.593      237,330
                                 2010       $ 9.593      $11.103      205,728
                                 2011       $11.103      $12.050            0
INVESCO V.I. MANAGED VOLATILITY FUND--SERIES I
FORMERLY, INVESCO V.I. UTILITIES FUND--SERIES I
                                 2005       $12.242      $14.119      253,740
                                 2006       $14.119      $17.486      234,659
                                 2007       $17.486      $20.822      188,519
                                 2008       $20.822      $13.903      147,394
                                 2009       $13.903      $15.772      131,959
                                 2010       $15.772      $16.549      124,395
                                 2011       $16.549      $19.023      109,440
                                 2012       $19.023      $19.454       99,798
                                 2013       $19.454      $21.268       91,372
                                 2014       $21.268      $25.311       87,370
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES I
                                 2005       $14.075      $14.952      412,927
                                 2006       $14.952      $16.419      346,221
                                 2007       $16.419      $17.753      276,079
                                 2008       $17.753      $12.526      219,833
                                 2009       $12.526      $16.100      193,458
                                 2010       $16.100      $18.135      176,880
                                 2011       $18.135      $16.759      148,780
                                 2012       $16.759      $18.354      136,209
                                 2013       $18.354      $23.338      120,132
                                 2014       $23.338      $24.058      113,408
INVESCO V.I. MID CAP GROWTH FUND--SERIES I
                                 2012       $10.000      $17.351      143,323
                                 2013       $17.351      $23.466      137,327
                                 2014       $23.466      $25.025      124,354
INVESCO V.I. MONEY MARKET FUND--SERIES I
                                 2005       $11.111      $11.244      455,454
                                 2006       $11.244      $11.573      436,078
                                 2007       $11.573      $11.942      493,377
                                 2008       $11.942      $12.029      574,872
                                 2009       $12.029      $11.886      382,664
                                 2010       $11.886      $11.753      333,521
                                 2011       $11.753      $11.608      304,152
                                 2012       $11.608      $11.460      219,771
                                 2013       $11.460      $11.316      146,020
                                 2014       $11.316      $11.172      115,864

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
INVESCO V.I. TECHNOLOGY FUND--SERIES I
                                 2005       $11.102      $11.198      126,887
                                 2006       $11.198      $12.212       99,481
                                 2007       $12.212      $12.982      105,104
                                 2008       $12.982      $ 7.111       69,172
                                 2009       $ 7.111      $11.048       65,689
                                 2010       $11.048      $13.229       52,210
                                 2011       $13.229      $12.399       46,021
                                 2012       $12.399      $13.618       48,015
                                 2013       $13.618      $16.823       56,558
                                 2014       $16.823      $18.440       50,615
INVESCO V.I. VALUE OPPORTUNITIES FUND--SERIES I
                                 2005       $12.451      $12.996      713,594
                                 2006       $12.996      $14.522      594,918
                                 2007       $14.522      $14.555      479,688
                                 2008       $14.555      $ 6.929      356,941
                                 2009       $ 6.929      $10.123      329,379
                                 2010       $10.123      $10.727      279,117
                                 2011       $10.727      $10.266      225,500
                                 2012       $10.266      $11.927      187,719
                                 2013       $11.927      $15.746      181,732
                                 2014       $15.746      $16.572      161,539

* THE ACCUMULATION UNIT VALUES IN THIS TABLE REFLECT A MORTALITY AND EXPENSE RISK CHARGE OF 1.20% AND AN ADMINISTRATIVE EXPENSE CHARGE OF 0.10%.

                         ------------------------------
                         ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                         Financial Statements as of December 31, 2014 and for the years ended December 31, 2014 and 2013 and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contractholders of
Allstate Financial Advisors Separate Account I and Board of Directors of
Allstate Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Account") as of December 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 6 for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights in
Note 6 for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, IL

March 31, 2015

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         -----------------------------------------------------------------------
                                          ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                           SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                            TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- ----------- ----------- ----------- -----------
                                             AST
                                          ACADEMIC                   AST         AST         AST         AST
                                         STRATEGIES      AST      BALANCED    BLACKROCK     BOND        BOND
                                            ASSET     ADVANCED      ASSET      GLOBAL     PORTFOLIO   PORTFOLIO
                                         ALLOCATION  STRATEGIES  ALLOCATION  STRATEGIES     2018        2019
                                         ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.............. $5,809,548  $2,659,390  $10,007,976   $19,499    $458,812    $320,382
                                         ----------  ----------  -----------   -------    --------    --------
   Total assets......................... $5,809,548  $2,659,390  $10,007,976   $19,499    $458,812    $320,382
                                         ==========  ==========  ===========   =======    ========    ========
NET ASSETS
Accumulation units...................... $5,809,548  $2,659,390  $10,007,976   $19,499    $458,812    $320,382
Contracts in payout
 (annuitization) period.................         --          --           --        --          --          --
                                         ----------  ----------  -----------   -------    --------    --------
   Total net assets..................... $5,809,548  $2,659,390  $10,007,976   $19,499    $458,812    $320,382
                                         ==========  ==========  ===========   =======    ========    ========
FUND SHARE INFORMATION
Number of shares........................    445,176     178,005      680,815     1,625      37,181      31,196
                                         ==========  ==========  ===========   =======    ========    ========
Cost of investments..................... $4,660,839  $1,845,284  $ 6,854,490   $16,377    $409,933    $342,453
                                         ==========  ==========  ===========   =======    ========    ========
ACCUMULATION UNIT VALUE (I)
   Lowest............................... $    10.27  $    12.32  $     11.90   $ 10.84    $  11.04    $  11.17
                                         ==========  ==========  ===========   =======    ========    ========
   Highest.............................. $    15.55  $    18.05  $     17.11   $ 11.63    $  13.90    $  14.03
                                         ==========  ==========  ===========   =======    ========    ========

--------
(I)The high and low accumulation unit value ("AUV") are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low AUV is reported.

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         -----------------------------------------------------------------------
                                          ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                           SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                            TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- ----------- ----------- ----------- -----------
                                             AST         AST         AST         AST     AST CAPITAL     AST
                                            BOND        BOND        BOND        BOND       GROWTH      COHEN &
                                          PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET      STEERS
                                            2022        2023        2024        2025     ALLOCATION    REALTY
                                         ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value..............  $146,536    $630,571    $410,058     $34,560   $6,440,573   $102,840
                                          --------    --------    --------     -------   ----------   --------
   Total assets.........................  $146,536    $630,571    $410,058     $34,560   $6,440,573   $102,840
                                          ========    ========    ========     =======   ==========   ========
NET ASSETS
Accumulation units......................  $146,536    $630,571    $410,058     $34,560   $6,440,573   $102,840
Contracts in payout (annuitization)
 period.................................        --          --          --          --           --         --
                                          --------    --------    --------     -------   ----------   --------
   Total net assets.....................  $146,536    $630,571    $410,058     $34,560   $6,440,573   $102,840
                                          ========    ========    ========     =======   ==========   ========
FUND SHARE INFORMATION
Number of shares........................    11,377      58,877      40,162       3,003      429,658     10,377
                                          ========    ========    ========     =======   ==========   ========
Cost of investments.....................  $136,177    $574,456    $387,415     $33,219   $4,478,553   $ 81,642
                                          ========    ========    ========     =======   ==========   ========
ACCUMULATION UNIT VALUE
   Lowest...............................  $  11.49    $   9.81    $   9.63     $ 11.18   $    11.63   $  14.22
                                          ========    ========    ========     =======   ==========   ========
   Highest..............................  $  12.16    $  10.24    $   9.91     $ 11.34   $    18.47   $  28.17
                                          ========    ========    ========     =======   ==========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         ---------------------------------------------------------------------------
                                          ADVANCED     ADVANCED      ADVANCED     ADVANCED    ADVANCED    ADVANCED
                                           SERIES       SERIES        SERIES       SERIES      SERIES      SERIES
                                            TRUST       TRUST         TRUST         TRUST       TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ------------ -------------- ----------- ----------- -----------
                                                                       AST                       AST         AST
                                           AST FI                    FRANKLIN        AST       GOLDMAN     GOLDMAN
                                         PYRAMIS(R)     AST FI      TEMPLETON      GLOBAL       SACHS       SACHS
                                            ASSET      PYRAMIS    FOUNDING FUNDS    REAL      LARGE-CAP    MID-CAP
                                         ALLOCATION  QUANTITATIVE   ALLOCATION     ESTATE       VALUE      GROWTH
                                         ----------- ------------ -------------- ----------- ----------- -----------
ASSETS
Investments, at fair value..............  $337,633    $2,063,446    $3,221,834     $2,764      $11,949     $59,480
                                          --------    ----------    ----------     ------      -------     -------
   Total assets.........................  $337,633    $2,063,446    $3,221,834     $2,764      $11,949     $59,480
                                          ========    ==========    ==========     ======      =======     =======
NET ASSETS
Accumulation units......................  $337,633    $2,063,446    $3,221,834     $2,764      $11,949     $59,480
Contracts in payout (annuitization)
 period.................................        --            --            --         --           --          --
                                          --------    ----------    ----------     ------      -------     -------
   Total net assets.....................  $337,633    $2,063,446    $3,221,834     $2,764      $11,949     $59,480
                                          ========    ==========    ==========     ======      =======     =======
FUND SHARE INFORMATION
Number of shares........................    25,367       170,392       230,790        247          449       7,685
                                          ========    ==========    ==========     ======      =======     =======
Cost of investments.....................  $245,162    $1,661,800    $2,518,432     $1,754      $10,106     $39,036
                                          ========    ==========    ==========     ======      =======     =======
ACCUMULATION UNIT VALUE
   Lowest...............................  $  12.23    $    10.35    $    12.91     $12.09      $ 11.53     $ 16.48
                                          ========    ==========    ==========     ======      =======     =======
   Highest..............................  $  17.22    $    16.49    $    13.59     $21.79      $ 21.39     $ 25.12
                                          ========    ==========    ==========     ======      =======     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         ---------------------------------------------------------------------------
                                          ADVANCED    ADVANCED    ADVANCED    ADVANCED     ADVANCED      ADVANCED
                                           SERIES      SERIES      SERIES      SERIES       SERIES        SERIES
                                            TRUST       TRUST       TRUST       TRUST        TRUST         TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                         ----------- ----------- ----------- ----------- ------------- -------------
                                                         AST
                                             AST       GOLDMAN       AST
                                           GOLDMAN      SACHS      HERNDON                    AST           AST
                                            SACHS     SMALL-CAP   LARGE-CAP      AST     INTERNATIONAL INTERNATIONAL
                                         MULTI-ASSET    VALUE       VALUE    HIGH YIELD     GROWTH         VALUE
                                         ----------- ----------- ----------- ----------- ------------- -------------
ASSETS
Investments, at fair value..............  $509,008     $7,980      $25,458     $77,406      $45,177       $57,807
                                          --------     ------      -------     -------      -------       -------
   Total assets.........................  $509,008     $7,980      $25,458     $77,406      $45,177       $57,807
                                          ========     ======      =======     =======      =======       =======
NET ASSETS
Accumulation units......................  $509,008     $7,980      $25,458     $77,406      $45,177       $57,807
Contracts in payout (annuitization)
 period.................................        --         --           --          --           --            --
                                          --------     ------      -------     -------      -------       -------
   Total net assets.....................  $509,008     $7,980      $25,458     $77,406      $45,177       $57,807
                                          ========     ======      =======     =======      =======       =======
FUND SHARE INFORMATION
Number of shares........................    42,067        443        1,954       9,193        3,387         3,377
                                          ========     ======      =======     =======      =======       =======
Cost of investments.....................  $385,273     $4,117      $22,424     $67,826      $40,536       $62,507
                                          ========     ======      =======     =======      =======       =======
ACCUMULATION UNIT VALUE
   Lowest...............................  $  11.15     $18.23      $ 10.47     $ 12.91      $  8.34       $  8.02
                                          ========     ======      =======     =======      =======       =======
   Highest..............................  $  15.06     $25.63      $ 20.11     $ 16.67      $ 16.28       $ 15.04
                                          ========     ======      =======     =======      =======       =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         ---------------------------------------------------------------------------
                                          ADVANCED    ADVANCED     ADVANCED      ADVANCED     ADVANCED    ADVANCED
                                           SERIES      SERIES       SERIES        SERIES       SERIES      SERIES
                                            TRUST       TRUST        TRUST         TRUST        TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- ------------- ------------- ----------- -----------
                                                                                                             AST
                                             AST         AST          AST           AST                    LOOMIS
                                         INVESTMENT  J.P. MORGAN  J.P. MORGAN   J.P. MORGAN      AST       SAYLES
                                            GRADE      GLOBAL    INTERNATIONAL   STRATEGIC    LARGE-CAP   LARGE-CAP
                                            BOND      THEMATIC      EQUITY     OPPORTUNITIES    VALUE      GROWTH
                                         ----------- ----------- ------------- ------------- ----------- -----------
ASSETS
Investments, at fair value.............. $2,026,090   $181,683      $49,291     $3,310,299     $9,320     $172,184
                                         ----------   --------      -------     ----------     ------     --------
   Total assets......................... $2,026,090   $181,683      $49,291     $3,310,299     $9,320     $172,184
                                         ==========   ========      =======     ==========     ======     ========
NET ASSETS
Accumulation units...................... $2,026,090   $181,683      $49,291     $3,310,299     $9,320     $172,184
Contracts in payout (annuitization)
 period.................................         --         --           --             --         --           --
                                         ----------   --------      -------     ----------     ------     --------
   Total net assets..................... $2,026,090   $181,683      $49,291     $3,310,299     $9,320     $172,184
                                         ==========   ========      =======     ==========     ======     ========
FUND SHARE INFORMATION
Number of shares........................    297,081     13,589        2,055        201,234        413        5,336
                                         ==========   ========      =======     ==========     ======     ========
Cost of investments..................... $1,926,515   $132,480      $44,156     $2,504,288     $8,836     $117,410
                                         ==========   ========      =======     ==========     ======     ========
ACCUMULATION UNIT VALUE
   Lowest............................... $    13.58   $  12.21      $  8.76     $    11.27     $11.17     $  13.21
                                         ==========   ========      =======     ==========     ======     ========
   Highest.............................. $    15.85   $  17.70      $ 15.83     $    14.79     $23.33     $  23.26
                                         ==========   ========      =======     ==========     ======     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         -----------------------------------------------------------------------
                                          ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                           SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                            TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- ----------- ----------- ----------- -----------
                                                                                                         AST
                                             AST                                                      NEUBERGER
                                         LORD ABBETT     AST         AST         AST         AST      BERMAN /
                                         CORE FIXED  MFS GLOBAL      MFS       MID-CAP      MONEY    LSV MID-CAP
                                           INCOME      EQUITY      GROWTH       VALUE      MARKET       VALUE
                                         ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value..............   $58,200     $68,089     $3,712      $46,111    $432,046     $27,613
                                           -------     -------     ------      -------    --------     -------
   Total assets.........................   $58,200     $68,089     $3,712      $46,111    $432,046     $27,613
                                           =======     =======     ======      =======    ========     =======
NET ASSETS
Accumulation units......................   $58,200     $68,089     $3,712      $46,111    $432,046     $27,613
Contracts in payout (annuitization)
 period.................................        --          --         --           --          --          --
                                           -------     -------     ------      -------    --------     -------
   Total net assets.....................   $58,200     $68,089     $3,712      $46,111    $432,046     $27,613
                                           =======     =======     ======      =======    ========     =======
FUND SHARE INFORMATION
Number of shares........................     4,854       4,337        224        2,257     432,046       1,004
                                           =======     =======     ======      =======    ========     =======
Cost of investments.....................   $50,772     $49,029     $1,946      $20,248    $432,046     $16,321
                                           =======     =======     ======      =======    ========     =======
ACCUMULATION UNIT VALUE
   Lowest...............................   $ 12.29     $ 13.27     $13.79      $ 14.95    $   8.49     $ 15.44
                                           =======     =======     ======      =======    ========     =======
   Highest..............................   $ 15.15     $ 21.46     $21.54      $ 25.87    $   9.74     $ 28.51
                                           =======     =======     ======      =======    ========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         -------------------------------------------------------------------------
                                          ADVANCED    ADVANCED    ADVANCED    ADVANCED     ADVANCED     ADVANCED
                                           SERIES      SERIES      SERIES      SERIES       SERIES       SERIES
                                            TRUST       TRUST       TRUST       TRUST       TRUST        TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                                         ----------- ----------- ----------- ----------- ------------ ------------
                                             AST         AST         AST         AST
                                          NEUBERGER      NEW     PARAMETRIC     PIMCO        AST          AST
                                           BERMAN     DISCOVERY   EMERGING     LIMITED      PIMCO     PRESERVATION
                                           MID-CAP      ASSET      MARKETS    MATURITY   TOTAL RETURN    ASSET
                                           GROWTH    ALLOCATION    EQUITY       BOND         BOND      ALLOCATION
                                         ----------- ----------- ----------- ----------- ------------ ------------
ASSETS
Investments, at fair value..............   $55,247     $5,630      $14,476    $ 95,163     $109,119    $7,944,208
                                           -------     ------      -------    --------     --------    ----------
   Total assets.........................   $55,247     $5,630      $14,476    $ 95,163     $109,119    $7,944,208
                                           =======     ======      =======    ========     ========    ==========
NET ASSETS
Accumulation units......................   $55,247     $5,630      $14,476    $ 95,163     $109,119    $7,944,208
Contracts in payout (annuitization)
 period.................................        --         --           --          --           --            --
                                           -------     ------      -------    --------     --------    ----------
   Total net assets.....................   $55,247     $5,630      $14,476    $ 95,163     $109,119    $7,944,208
                                           =======     ======      =======    ========     ========    ==========
FUND SHARE INFORMATION
Number of shares........................     1,581        437        1,693       9,203        8,518       570,705
                                           =======     ======      =======    ========     ========    ==========
Cost of investments.....................   $33,494     $5,239      $13,628    $100,757     $102,775    $6,087,067
                                           =======     ======      =======    ========     ========    ==========
ACCUMULATION UNIT VALUE
   Lowest...............................   $ 13.52     $12.07      $  8.67    $   9.80     $  11.81    $    11.97
                                           =======     ======      =======    ========     ========    ==========
   Highest..............................   $ 23.65     $12.71      $ 14.77    $  11.72     $  14.04    $    15.02
                                           =======     ======      =======    ========     ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         -----------------------------------------------------------------------
                                          ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                           SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                            TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- ----------- ----------- ----------- -----------
                                                                                             AST
                                             AST         AST                     AST      SCHRODERS
                                         PRUDENTIAL    QMA US        AST      SCHRODERS  MULTI-ASSET     AST
                                           GROWTH      EQUITY     RCM WORLD    GLOBAL       WORLD     SMALL-CAP
                                         ALLOCATION     ALPHA      TRENDS     TACTICAL   STRATEGIES    GROWTH
                                         ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.............. $9,408,016    $55,549   $1,527,870   $561,242    $652,919     $  922
                                         ----------    -------   ----------   --------    --------     ------
   Total assets......................... $9,408,016    $55,549   $1,527,870   $561,242    $652,919     $  922
                                         ==========    =======   ==========   ========    ========     ======
NET ASSETS
Accumulation units...................... $9,408,016    $55,549   $1,527,870   $561,242    $652,919     $  922
Contracts in payout (annuitization)
 period.................................         --         --           --         --          --         --
                                         ----------    -------   ----------   --------    --------     ------
   Total net assets..................... $9,408,016    $55,549   $1,527,870   $561,242    $652,919     $  922
                                         ==========    =======   ==========   ========    ========     ======
FUND SHARE INFORMATION
Number of shares........................    720,369      2,631      126,584     38,050      40,081         29
                                         ==========    =======   ==========   ========    ========     ======
Cost of investments..................... $7,244,044    $33,424   $1,057,400   $388,345    $488,619     $  847
                                         ==========    =======   ==========   ========    ========     ======
ACCUMULATION UNIT VALUE
   Lowest............................... $    10.54    $ 13.25   $    11.03   $  11.62    $  10.87     $15.15
                                         ==========    =======   ==========   ========    ========     ======
   Highest.............................. $    17.79    $ 25.55   $    15.54   $  18.06    $  15.93     $25.38
                                         ==========    =======   ==========   ========    ========     ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         -------------------------------------------------------------------------------
                                           ADVANCED     ADVANCED    ADVANCED     ADVANCED      ADVANCED      ADVANCED
                                            SERIES       SERIES      SERIES       SERIES        SERIES        SERIES
                                             TRUST        TRUST       TRUST        TRUST         TRUST         TRUST
                                          SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------- ----------- ----------- ------------- ------------- -------------
                                              AST                                   AST           AST           AST
                                           SMALL-CAP       AST         AST     T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE
                                            GROWTH      SMALL-CAP   TEMPLETON      ASSET        EQUITY       LARGE-CAP
                                         OPPORTUNITIES    VALUE    GLOBAL BOND  ALLOCATION      INCOME        GROWTH
                                         ------------- ----------- ----------- ------------- ------------- -------------
ASSETS
Investments, at fair value..............    $25,673      $30,947     $53,246    $5,968,950      $80,004       $18,748
                                            -------      -------     -------    ----------      -------       -------
   Total assets.........................    $25,673      $30,947     $53,246    $5,968,950      $80,004       $18,748
                                            =======      =======     =======    ==========      =======       =======
NET ASSETS
Accumulation units......................    $25,673      $30,947     $53,246    $5,968,950      $80,004       $18,748
Contracts in payout (annuitization)
 period.................................         --           --          --            --           --            --
                                            -------      -------     -------    ----------      -------       -------
   Total net assets.....................    $25,673      $30,947     $53,246    $5,968,950      $80,004       $18,748
                                            =======      =======     =======    ==========      =======       =======
FUND SHARE INFORMATION
Number of shares........................      1,804        1,434       4,916       253,029        6,043           840
                                            =======      =======     =======    ==========      =======       =======
Cost of investments.....................    $18,043      $15,864     $54,927    $4,160,656      $51,634       $ 8,663
                                            =======      =======     =======    ==========      =======       =======
ACCUMULATION UNIT VALUE
   Lowest...............................    $ 12.84      $ 14.17     $ 10.35    $    12.42      $ 10.30       $ 15.91
                                            =======      =======     =======    ==========      =======       =======
   Highest..............................    $ 24.11      $ 23.81     $ 12.17    $    17.63      $ 21.35       $ 24.98
                                            =======      =======     =======    ==========      =======       =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            -------------------------------------------------------------------------------
                                                                    ALLIANCE      ALLIANCE      ALLIANCE
                                                                    BERNSTEIN     BERNSTEIN     BERNSTEIN
                              ADVANCED     ADVANCED    ADVANCED     VARIABLE      VARIABLE      VARIABLE
                               SERIES       SERIES      SERIES       PRODUCT       PRODUCT       PRODUCT
                                TRUST        TRUST       TRUST     SERIES FUND   SERIES FUND   SERIES FUND
                             SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                            ------------- ----------- ----------- ------------- ------------- -------------
                                              AST         AST
                                 AST      WELLINGTON    WESTERN                   ALLIANCE      ALLIANCE
                            T. ROWE PRICE MANAGEMENT     ASSET      ALLIANCE    BERNSTEIN VPS BERNSTEIN VPS
                               NATURAL      HEDGED     CORE PLUS  BERNSTEIN VPS   GROWTH &    INTERNATIONAL
                              RESOURCES     EQUITY       BOND        GROWTH        INCOME         VALUE
                            ------------- ----------- ----------- ------------- ------------- -------------
ASSETS
Investments, at fair value.   $101,434     $210,858     $12,832    $18,442,677   $54,295,328   $10,427,355
                              --------     --------     -------    -----------   -----------   -----------
   Total assets............   $101,434     $210,858     $12,832    $18,442,677   $54,295,328   $10,427,355
                              ========     ========     =======    ===========   ===========   ===========
NET ASSETS
Accumulation units.........   $101,434     $210,858     $12,832    $18,380,239   $54,199,892   $10,427,355
Contracts in payout
  (annuitization) period...         --           --          --         62,438        95,436            --
                              --------     --------     -------    -----------   -----------   -----------
   Total net assets........   $101,434     $210,858     $12,832    $18,442,677   $54,295,328   $10,427,355
                              ========     ========     =======    ===========   ===========   ===========
FUND SHARE
 INFORMATION
Number of shares...........      4,870       16,669       1,134        553,834     1,827,510       777,581
                              ========     ========     =======    ===========   ===========   ===========
Cost of investments........   $123,931     $182,942     $11,993    $10,228,578   $38,517,143   $12,536,976
                              ========     ========     =======    ===========   ===========   ===========
ACCUMULATION UNIT
 VALUE
   Lowest..................   $   7.03     $   9.94     $ 11.43    $      9.80   $     15.40   $      9.19
                              ========     ========     =======    ===========   ===========   ===========
   Highest.................   $  14.04     $  18.12     $ 12.83    $     23.34   $     23.02   $     10.44
                              ========     ========     =======    ===========   ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            ---------------------------------------------------------------------------------------
                              ALLIANCE      ALLIANCE      ALLIANCE
                              BERNSTEIN     BERNSTEIN     BERNSTEIN       AMERICAN         AMERICAN
                              VARIABLE      VARIABLE      VARIABLE        CENTURY          CENTURY       DEUTSCHE
                               PRODUCT       PRODUCT       PRODUCT        VARIABLE         VARIABLE      VARIABLE
                             SERIES FUND   SERIES FUND   SERIES FUND  PORTFOLIOS, INC. PORTFOLIOS, INC.  SERIES I
                             SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                            ------------- ------------- ------------- ---------------- ---------------- -----------
                              ALLIANCE      ALLIANCE
                            BERNSTEIN VPS BERNSTEIN VPS   ALLIANCE        AMERICAN         AMERICAN
                              LARGE CAP     SMALL/MID   BERNSTEIN VPS     CENTURY          CENTURY       DEUTSCHE
                               GROWTH       CAP VALUE       VALUE       VP BALANCED    VP INTERNATIONAL BOND VIP A
                            ------------- ------------- ------------- ---------------- ---------------- -----------
ASSETS
Investments, at fair value.  $16,401,280   $13,577,961    $944,626        $11,747           $5,666       $299,148
                             -----------   -----------    --------        -------           ------       --------
    Total assets...........  $16,401,280   $13,577,961    $944,626        $11,747           $5,666       $299,148
                             ===========   ===========    ========        =======           ======       ========
NET ASSETS
Accumulation units.........  $16,365,001   $13,533,713    $944,626        $11,747           $5,666       $267,054
Contracts in payout
 (annuitization) period....       36,279        44,248          --             --               --         32,094
                             -----------   -----------    --------        -------           ------       --------
    Total net assets.......  $16,401,280   $13,577,961    $944,626        $11,747           $5,666       $299,148
                             ===========   ===========    ========        =======           ======       ========
FUND SHARE
 INFORMATION
Number of shares...........      346,165       623,128      61,459          1,474              568         52,760
                             ===========   ===========    ========        =======           ======       ========
Cost of investments........  $ 8,772,193   $10,202,841    $720,586        $10,147           $4,285       $305,138
                             ===========   ===========    ========        =======           ======       ========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $      9.57   $     28.09    $  13.06        $ 22.18           $17.65       $  15.64
                             ===========   ===========    ========        =======           ======       ========
    Highest................  $     22.25   $     32.79    $  14.84        $ 22.57           $17.96       $  15.90
                             ===========   ===========    ========        =======           ======       ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         ---------------------------------------------------------------------------
                                          DEUTSCHE    DEUTSCHE    DEUTSCHE     DEUTSCHE      DEUTSCHE     DEUTSCHE
                                          VARIABLE    VARIABLE    VARIABLE     VARIABLE      VARIABLE     VARIABLE
                                          SERIES I    SERIES I    SERIES I     SERIES I      SERIES II    SERIES II
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                         ----------- ----------- ----------- ------------- ------------- -----------
                                          DEUTSCHE                DEUTSCHE                   DEUTSCHE     DEUTSCHE
                                           CAPITAL    DEUTSCHE     GLOBAL      DEUTSCHE    GLOBAL INCOME    MONEY
                                           GROWTH    CORE EQUITY  SMALL CAP  INTERNATIONAL    BUILDER      MARKET
                                            VIP A       VIP A       VIP A        VIP A       VIP A II     VIP A II
                                         ----------- ----------- ----------- ------------- ------------- -----------
ASSETS
Investments, at fair value.............. $1,085,841   $616,958   $1,063,371    $217,132     $1,204,450    $163,351
                                         ----------   --------   ----------    --------     ----------    --------
   Total assets......................... $1,085,841   $616,958   $1,063,371    $217,132     $1,204,450    $163,351
                                         ==========   ========   ==========    ========     ==========    ========
NET ASSETS
Accumulation units...................... $1,014,497   $614,819   $1,058,403    $190,739     $1,118,464    $137,839
Contracts in payout (annuitization)
 period.................................     71,344      2,139        4,968      26,393         85,986      25,512
                                         ----------   --------   ----------    --------     ----------    --------
   Total net assets..................... $1,085,841   $616,958   $1,063,371    $217,132     $1,204,450    $163,351
                                         ==========   ========   ==========    ========     ==========    ========
FUND SHARE INFORMATION
Number of shares........................     36,255     48,351       72,784      27,625         48,922     163,351
                                         ==========   ========   ==========    ========     ==========    ========
Cost of investments..................... $  651,087   $420,553   $  991,537    $282,896     $1,070,149    $163,351
                                         ==========   ========   ==========    ========     ==========    ========
ACCUMULATION UNIT VALUE
   Lowest............................... $    20.00   $  17.94   $    33.45    $  11.65     $    15.38    $  10.21
                                         ==========   ========   ==========    ========     ==========    ========
   Highest.............................. $    20.33   $  18.23   $    33.99    $  11.84     $    15.53    $  10.30
                                         ==========   ========   ==========    ========     ==========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            -----------------------------------------------------------------------
                                          DREYFUS
                                         SOCIALLY                 DREYFUS     DREYFUS
                             DEUTSCHE   RESPONSIBLE   DREYFUS    VARIABLE    VARIABLE    FEDERATED
                             VARIABLE     GROWTH    STOCK INDEX INVESTMENT  INVESTMENT   INSURANCE
                             SERIES II  FUND, INC.     FUND        FUND        FUND       SERIES
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ----------- ----------- ----------- ----------- -----------
                             DEUTSCHE     DREYFUS                                        FEDERATED
                             SMALL MID   SOCIALLY     DREYFUS       VIF         VIF        PRIME
                            CAP GROWTH  RESPONSIBLE STOCK INDEX  GROWTH &      MONEY       MONEY
                             VIP A II   GROWTH FUND    FUND       INCOME      MARKET      FUND II
                            ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.  $402,959     $22,229    $603,772     $91,604    $340,831   $4,847,128
                             --------     -------    --------     -------    --------   ----------
    Total assets...........  $402,959     $22,229    $603,772     $91,604    $340,831   $4,847,128
                             ========     =======    ========     =======    ========   ==========
NET ASSETS
Accumulation units.........  $400,816     $22,229    $601,225     $91,604    $340,831   $4,771,281
Contracts in payout
 (annuitization) period....     2,143          --       2,547          --          --       75,847
                             --------     -------    --------     -------    --------   ----------
    Total net assets.......  $402,959     $22,229    $603,772     $91,604    $340,831   $4,847,128
                             ========     =======    ========     =======    ========   ==========
FUND SHARE
 INFORMATION
Number of shares...........    17,658         484      13,420       2,803     340,831    4,847,128
                             ========     =======    ========     =======    ========   ==========
Cost of investments........  $258,350     $14,872    $395,774     $59,455    $340,831   $4,847,128
                             ========     =======    ========     =======    ========   ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $  18.38     $ 10.40    $  13.91     $ 14.37    $   9.10   $     9.11
                             ========     =======    ========     =======    ========   ==========
    Highest................  $  18.56     $ 20.01    $  22.45     $ 20.69    $  11.72   $    12.36
                             ========     =======    ========     =======    ========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            -----------------------------------------------------------------------------------
                              FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY
                              VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                              INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE
                            PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND
                             SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                            ------------- ------------- ------------- ------------- ------------- -------------
                                                                                                       VIP
                                 VIP           VIP                      VIP HIGH                   INVESTMENT
                             CONTRAFUND   EQUITY-INCOME  VIP GROWTH      INCOME     VIP INDEX 500  GRADE BOND
                            ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments, at fair value.  $4,509,458     $773,229     $3,462,047     $520,275     $3,923,207    $1,214,557
                             ----------     --------     ----------     --------     ----------    ----------
    Total assets...........  $4,509,458     $773,229     $3,462,047     $520,275     $3,923,207    $1,214,557
                             ==========     ========     ==========     ========     ==========    ==========
NET ASSETS
Accumulation units.........  $4,500,022     $772,645     $3,418,407     $519,144     $3,896,750    $1,213,180
Contracts in payout
 (annuitization) period....       9,436          584         43,640        1,131         26,457         1,377
                             ----------     --------     ----------     --------     ----------    ----------
    Total net assets.......  $4,509,458     $773,229     $3,462,047     $520,275     $3,923,207    $1,214,557
                             ==========     ========     ==========     ========     ==========    ==========
FUND SHARE
 INFORMATION
Number of shares...........     120,703       31,859         54,538       94,253         18,851        94,961
                             ==========     ========     ==========     ========     ==========    ==========
Cost of investments........  $2,987,479     $668,266     $2,114,091     $554,826     $2,538,967    $1,204,903
                             ==========     ========     ==========     ========     ==========    ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $    20.26     $  17.39     $    11.07     $  14.37     $    14.18    $    18.21
                             ==========     ========     ==========     ========     ==========    ==========
    Highest................  $    36.72     $  22.02     $    24.15     $  17.04     $    17.00    $    19.37
                             ==========     ========     ==========     ========     ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            --------------------------------------------------------------------------------------
                                              FIDELITY          FIDELITY          FIDELITY          FIDELITY
                              FIDELITY        VARIABLE          VARIABLE          VARIABLE          VARIABLE
                              VARIABLE        INSURANCE         INSURANCE         INSURANCE         INSURANCE
                              INSURANCE     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                            PRODUCTS FUND (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                             SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                            ------------- ----------------- ----------------- ----------------- -----------------
                                              VIP ASSET
                                               MANAGER             VIP               VIP           VIP FREEDOM
                                 VIP           GROWTH          CONTRAFUND       EQUITY-INCOME    2010 PORTFOLIO
                              OVERSEAS    (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                            ------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair value.   $720,894         $12,995         $43,004,199        $617,227         $4,307,586
                              --------         -------         -----------        --------         ----------
    Total assets...........   $720,894         $12,995         $43,004,199        $617,227         $4,307,586
                              ========         =======         ===========        ========         ==========
NET ASSETS
Accumulation units.........   $720,082         $12,995         $42,840,350        $617,227         $4,307,586
Contracts in payout
 (annuitization) period....        812              --             163,849              --                 --
                              --------         -------         -----------        --------         ----------
    Total net assets.......   $720,894         $12,995         $43,004,199        $617,227         $4,307,586
                              ========         =======         ===========        ========         ==========
FUND SHARE
 INFORMATION
Number of shares...........     38,550             686           1,171,777          25,901            347,947
                              ========         =======         ===========        ========         ==========
Cost of investments........   $693,726         $ 7,801         $32,146,572        $551,713         $3,677,853
                              ========         =======         ===========        ========         ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................   $  10.87         $ 14.54         $     14.40        $  15.70         $    12.38
                              ========         =======         ===========        ========         ==========
    Highest................   $  14.22         $ 17.09         $     28.44        $  20.47         $    14.02
                              ========         =======         ===========        ========         ==========

                            -----------------
                                FIDELITY
                                VARIABLE
                                INSURANCE
                              PRODUCTS FUND
                            (SERVICE CLASS 2)
                               SUB-ACCOUNT
                            -----------------

                               VIP FREEDOM
                             2020 PORTFOLIO
                            (SERVICE CLASS 2)
                            -----------------
ASSETS
Investments, at fair value.    $3,911,900
                               ----------
    Total assets...........    $3,911,900
                               ==========
NET ASSETS
Accumulation units.........    $3,911,900
Contracts in payout
 (annuitization) period....            --
                               ----------
    Total net assets.......    $3,911,900
                               ==========
FUND SHARE
 INFORMATION
Number of shares...........       308,024
                               ==========
Cost of investments........    $3,251,024
                               ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................    $    12.28
                               ==========
    Highest................    $    13.90
                               ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            ------------------------------------------------------------------------------------------
                                FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                              PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                            (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                               SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                            ----------------- ----------------- ----------------- ----------------- -----------------
                                                 VIP FREEDOM                             VIP
                               VIP FREEDOM         INCOME                             GROWTH &             VIP
                             2030 PORTFOLIO       PORTFOLIO        VIP GROWTH          INCOME         GROWTH STOCK
                            (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                            ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair value.    $2,173,153        $1,486,557         $157,524         $6,354,099        $1,550,335
                               ----------        ----------         --------         ----------        ----------
    Total assets...........    $2,173,153        $1,486,557         $157,524         $6,354,099        $1,550,335
                               ==========        ==========         ========         ==========        ==========
NET ASSETS
Accumulation units.........    $2,173,153        $1,486,557         $157,524         $6,354,099        $1,550,335
Contracts in payout
 (annuitization) period....            --                --               --                 --                --
                               ----------        ----------         --------         ----------        ----------
    Total net assets.......    $2,173,153        $1,486,557         $157,524         $6,354,099        $1,550,335
                               ==========        ==========         ========         ==========        ==========
FUND SHARE
 INFORMATION
Number of shares...........       167,811           135,264            2,508            311,018            79,504
                               ==========        ==========         ========         ==========        ==========
Cost of investments........    $1,823,282        $1,394,405         $ 84,387         $4,235,052        $1,280,278
                               ==========        ==========         ========         ==========        ==========
ACCUMULATION
 UNIT VALUE
    Lowest.................    $    12.45        $    11.27         $  13.28         $    16.34        $    16.31
                               ==========        ==========         ========         ==========        ==========
    Highest................    $    14.09        $    12.76         $  19.84         $    18.58        $    18.46
                               ==========        ==========         ========         ==========        ==========

                            -----------------
                                FIDELITY
                                VARIABLE
                                INSURANCE
                              PRODUCTS FUND
                            (SERVICE CLASS 2)
                               SUB-ACCOUNT
                            -----------------

                                   VIP
                               HIGH INCOME
                            (SERVICE CLASS 2)
                            -----------------
ASSETS
Investments, at fair value.    $3,846,223
                               ----------
    Total assets...........    $3,846,223
                               ==========
NET ASSETS
Accumulation units.........    $3,846,223
Contracts in payout
 (annuitization) period....            --
                               ----------
    Total net assets.......    $3,846,223
                               ==========
FUND SHARE
 INFORMATION
Number of shares...........       717,579
                               ==========
Cost of investments........    $4,007,912
                               ==========
ACCUMULATION
 UNIT VALUE
    Lowest.................    $    14.40
                               ==========
    Highest................    $    21.62
                               ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            ------------------------------------------------------------------------------------------
                                FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                              PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                            (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                               SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                            ----------------- ----------------- ----------------- ----------------- -----------------

                                               VIP INVESTMENT                         VIP MONEY
                              VIP INDEX 500      GRADE BOND        VIP MID CAP         MARKET         VIP OVERSEAS
                            (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                            ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair value.    $7,964,744          $1,380          $12,150,613       $8,470,622          $33,873
                               ----------          ------          -----------       ----------          -------
    Total assets...........    $7,964,744          $1,380          $12,150,613       $8,470,622          $33,873
                               ==========          ======          ===========       ==========          =======
NET ASSETS
Accumulation units.........    $7,955,258          $1,380          $11,997,640       $8,454,564          $33,873
Contracts in payout
 (annuitization) period....         9,486              --              152,973           16,058               --
                               ----------          ------          -----------       ----------          -------
    Total net assets.......    $7,964,744          $1,380          $12,150,613       $8,470,622          $33,873
                               ==========          ======          ===========       ==========          =======
FUND SHARE
 INFORMATION
Number of shares...........        38,660             110              329,821        8,470,622            1,826
                               ==========          ======          ===========       ==========          =======
Cost of investments........    $5,928,539          $1,405          $10,292,194       $8,470,622          $32,852
                               ==========          ======          ===========       ==========          =======
ACCUMULATION UNIT
 VALUE
    Lowest.................    $    14.55          $15.23          $     14.51       $     8.92          $ 12.59
                               ==========          ======          ===========       ==========          =======
    Highest................    $    21.59          $15.23          $     22.35       $    10.01          $ 19.03
                               ==========          ======          ===========       ==========          =======

                            --------------
                               FRANKLIN
                              TEMPLETON
                               VARIABLE
                              INSURANCE
                            PRODUCTS TRUST
                             SUB-ACCOUNT
                            --------------
                               FRANKLIN
                               FLEX CAP
                                GROWTH
                                 VIP
                            --------------
ASSETS
Investments, at fair value.   $1,854,897
                              ----------
    Total assets...........   $1,854,897
                              ==========
NET ASSETS
Accumulation units.........   $1,854,897
Contracts in payout
 (annuitization) period....           --
                              ----------
    Total net assets.......   $1,854,897
                              ==========
FUND SHARE
 INFORMATION
Number of shares...........      111,673
                              ==========
Cost of investments........   $1,311,810
                              ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................   $    15.95
                              ==========
    Highest................   $    18.14
                              ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         ---------------------------------------------------------------------------
                                            FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                           TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                                            VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                           INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                                         PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                         -------------- -------------- -------------- -------------- --------------
                                            FRANKLIN                                     FRANKLIN       FRANKLIN
                                           GROWTH AND      FRANKLIN       FRANKLIN      LARGE CAP    MUTUAL GLOBAL
                                             INCOME      HIGH INCOME       INCOME         GROWTH       DISCOVERY
                                              VIP            VIP            VIP            VIP            VIP
                                         -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value..............  $27,037,553     $9,072,775    $115,408,465   $28,432,752    $15,526,779
                                          -----------     ----------    ------------   -----------    -----------
   Total assets.........................  $27,037,553     $9,072,775    $115,408,465   $28,432,752    $15,526,779
                                          ===========     ==========    ============   ===========    ===========
NET ASSETS
Accumulation units......................  $26,993,452     $9,072,775    $114,794,225   $28,348,436    $15,355,969
Contracts in payout (annuitization)
 period.................................       44,101             --         614,240        84,316        170,810
                                          -----------     ----------    ------------   -----------    -----------
   Total net assets.....................  $27,037,553     $9,072,775    $115,408,465   $28,432,752    $15,526,779
                                          ===========     ==========    ============   ===========    ===========
FUND SHARE INFORMATION
Number of shares........................    1,613,219      1,415,410       7,213,029     1,239,440        702,251
                                          ===========     ==========    ============   ===========    ===========
Cost of investments.....................  $21,524,291     $8,956,782    $110,137,254   $19,082,520    $14,717,249
                                          ===========     ==========    ============   ===========    ===========
ACCUMULATION UNIT VALUE
   Lowest...............................  $     19.69     $    15.30    $      15.64   $     14.44    $     14.41
                                          ===========     ==========    ============   ===========    ===========
   Highest..............................  $     23.41     $    17.65    $      18.25   $     16.71    $     20.47
                                          ===========     ==========    ============   ===========    ===========

                                         --------------
                                            FRANKLIN
                                           TEMPLETON
                                            VARIABLE
                                           INSURANCE
                                         PRODUCTS TRUST
                                          SUB-ACCOUNT
                                         --------------

                                            FRANKLIN
                                         MUTUAL SHARES
                                              VIP
                                         --------------
ASSETS
Investments, at fair value..............  $65,115,364
                                          -----------
   Total assets.........................  $65,115,364
                                          ===========
NET ASSETS
Accumulation units......................  $64,773,550
Contracts in payout (annuitization)
 period.................................      341,814
                                          -----------
   Total net assets.....................  $65,115,364
                                          ===========
FUND SHARE INFORMATION
Number of shares........................    2,881,211
                                          ===========
Cost of investments.....................  $49,400,207
                                          ===========
ACCUMULATION UNIT VALUE
   Lowest...............................  $     15.51
                                          ===========
   Highest..............................  $     29.64
                                          ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            -----------------------------------------------------------------------------------------
                               FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                              TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                               VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                              INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                            PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- --------------
                               FRANKLIN       FRANKLIN    FRANKLIN U.S.    TEMPLETON
                              SMALL CAP    SMALL-MID CAP    GOVERNMENT     DEVELOPING     TEMPLETON      TEMPLETON
                                VALUE          GROWTH       SECURITIES      MARKETS        FOREIGN      GLOBAL BOND
                                 VIP            VIP            VIP            VIP            VIP            VIP
                            -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.  $26,530,953     $1,067,211    $15,520,729    $10,814,917    $63,482,078     $1,426,255
                             -----------     ----------    -----------    -----------    -----------     ----------
    Total assets...........  $26,530,953     $1,067,211    $15,520,729    $10,814,917    $63,482,078     $1,426,255
                             ===========     ==========    ===========    ===========    ===========     ==========
NET ASSETS
Accumulation units.........  $26,345,761     $1,067,211    $15,435,575    $10,749,154    $63,312,172     $1,297,259
Contracts in payout
 (annuitization) period....      185,192             --         85,154         65,763        169,906        128,996
                             -----------     ----------    -----------    -----------    -----------     ----------
    Total net assets.......  $26,530,953     $1,067,211    $15,520,729    $10,814,917    $63,482,078     $1,426,255
                             ===========     ==========    ===========    ===========    ===========     ==========
FUND SHARE
 INFORMATION
Number of shares...........    1,188,663         45,298      1,219,225      1,175,534      4,218,078         79,280
                             ===========     ==========    ===========    ===========    ===========     ==========
Cost of investments........  $18,782,849     $  814,039    $15,702,101    $11,884,261    $62,050,483     $1,335,096
                             ===========     ==========    ===========    ===========    ===========     ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $     18.58     $    12.50    $     11.18    $     19.80    $     12.90     $    22.41
                             ===========     ==========    ===========    ===========    ===========     ==========
    Highest................  $     33.81     $    34.53    $     13.02    $     32.01    $     22.21     $    34.86
                             ===========     ==========    ===========    ===========    ===========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         ------------------------------------------------------------------------------------
                                            FRANKLIN
                                           TEMPLETON    GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS
                                            VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                           INSURANCE      INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE
                                         PRODUCTS TRUST     TRUST         TRUST         TRUST         TRUST         TRUST
                                          SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         -------------- ------------- ------------- ------------- ------------- -------------
                                                                                         VIT
                                           TEMPLETON         VIT           VIT        SMALL CAP        VIT           VIT
                                             GROWTH       LARGE CAP      MID CAP       EQUITY       STRATEGIC    U.S. EQUITY
                                              VIP           VALUE         VALUE       INSIGHTS       GROWTH       INSIGHTS
                                         -------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments, at fair value..............    $955,811     $3,281,631    $2,946,718    $5,940,117      $23,726     $4,935,089
                                            --------     ----------    ----------    ----------      -------     ----------
   Total assets.........................    $955,811     $3,281,631    $2,946,718    $5,940,117      $23,726     $4,935,089
                                            ========     ==========    ==========    ==========      =======     ==========
NET ASSETS
Accumulation units......................    $917,159     $3,281,631    $2,946,718    $5,940,117      $23,726     $4,923,056
Contracts in payout (annuitization)
 period.................................      38,652             --            --            --           --         12,033
                                            --------     ----------    ----------    ----------      -------     ----------
   Total net assets.....................    $955,811     $3,281,631    $2,946,718    $5,940,117      $23,726     $4,935,089
                                            ========     ==========    ==========    ==========      =======     ==========
FUND SHARE INFORMATION
Number of shares........................      65,422        288,115       169,060       434,537        1,468        272,356
                                            ========     ==========    ==========    ==========      =======     ==========
Cost of investments.....................    $812,782     $3,232,689    $2,662,686    $5,641,824      $18,361     $3,379,350
                                            ========     ==========    ==========    ==========      =======     ==========
ACCUMULATION UNIT VALUE
   Lowest...............................    $  14.98     $    14.74    $    18.76    $    15.06      $ 12.52     $    13.89
                                            ========     ==========    ==========    ==========      =======     ==========
   Highest..............................    $  22.52     $    18.50    $    44.54    $    28.70      $ 19.51     $    20.34
                                            ========     ==========    ==========    ==========      =======     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         -----------------------------------------------------------------------------
                                           INVESCO      INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                                          INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                           SERVICES     SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                                         SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                         ------------ ------------ ------------ ------------ ------------ ------------
                                         INVESCO V.I. INVESCO V.I.              INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                           AMERICAN     AMERICAN   INVESCO V.I.     CORE     DIVERSIFIED  DIVERSIFIED
                                          FRANCHISE      VALUE       COMSTOCK      EQUITY      DIVIDEND      INCOME
                                         ------------ ------------ ------------ ------------ ------------ ------------
ASSETS
Investments, at fair value.............. $86,128,509  $45,105,961  $29,816,094  $84,650,483  $152,078,429  $8,063,800
                                         -----------  -----------  -----------  -----------  ------------  ----------
   Total assets......................... $86,128,509  $45,105,961  $29,816,094  $84,650,483  $152,078,429  $8,063,800
                                         ===========  ===========  ===========  ===========  ============  ==========
NET ASSETS
Accumulation units...................... $85,118,364  $44,808,093  $29,689,411  $82,869,436  $150,017,811  $7,935,589
Contracts in payout (annuitization)
 period.................................   1,010,145      297,868      126,683    1,781,047     2,060,618     128,211
                                         -----------  -----------  -----------  -----------  ------------  ----------
   Total net assets..................... $86,128,509  $45,105,961  $29,816,094  $84,650,483  $152,078,429  $8,063,800
                                         ===========  ===========  ===========  ===========  ============  ==========
FUND SHARE INFORMATION
Number of shares........................   1,569,397    2,264,355    1,556,164    2,064,142     6,552,280   1,261,941
                                         ===========  ===========  ===========  ===========  ============  ==========
Cost of investments..................... $57,569,162  $32,580,751  $18,995,535  $51,802,476  $ 83,235,723  $9,147,335
                                         ===========  ===========  ===========  ===========  ============  ==========
ACCUMULATION UNIT VALUE
   Lowest............................... $      7.91  $     20.96  $     18.60  $     11.73  $      15.68  $    12.64
                                         ===========  ===========  ===========  ===========  ============  ==========
   Highest.............................. $     23.92  $     35.10  $     25.70  $     30.42  $      61.67  $    16.53
                                         ===========  ===========  ===========  ===========  ============  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         ------------------------------------------------------------------------------
                                           INVESCO      INVESCO      INVESCO      INVESCO       INVESCO      INVESCO
                                          INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT    INVESTMENT
                                           SERVICES     SERVICES     SERVICES     SERVICES     SERVICES      SERVICES
                                         SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                         ------------ ------------ ------------ ------------ ------------- ------------
                                         INVESCO V.I. INVESCO V.I. INVESCO V.I.              INVESCO V.I.  INVESCO V.I.
                                          EQUITY AND  GLOBAL CORE   GOVERNMENT  INVESCO V.I. INTERNATIONAL   MANAGED
                                            INCOME       EQUITY     SECURITIES   HIGH YIELD     GROWTH      VOLATILITY
                                         ------------ ------------ ------------ ------------ ------------- ------------
ASSETS
Investments, at fair value.............. $27,029,261  $32,900,338   $8,618,534  $14,530,058   $20,588,811   $6,545,885
                                         -----------  -----------   ----------  -----------   -----------   ----------
   Total assets......................... $27,029,261  $32,900,338   $8,618,534  $14,530,058   $20,588,811   $6,545,885
                                         ===========  ===========   ==========  ===========   ===========   ==========
NET ASSETS
Accumulation units...................... $26,835,107  $32,572,439   $8,357,249  $14,353,954   $20,186,265   $6,336,388
Contracts in payout (annuitization)
 period.................................     194,154      327,899      261,285      176,104       402,546      209,497
                                         -----------  -----------   ----------  -----------   -----------   ----------
   Total net assets..................... $27,029,261  $32,900,338   $8,618,534  $14,530,058   $20,588,811   $6,545,885
                                         ===========  ===========   ==========  ===========   ===========   ==========
FUND SHARE INFORMATION
Number of shares........................   1,427,853    3,680,127      734,117    2,627,497       590,445      344,158
                                         ===========  ===========   ==========  ===========   ===========   ==========
Cost of investments..................... $21,926,519  $30,498,285   $8,903,281  $15,094,579   $13,298,935   $5,539,591
                                         ===========  ===========   ==========  ===========   ===========   ==========
ACCUMULATION UNIT VALUE
   Lowest............................... $     10.76  $     11.65   $    12.87  $      7.16   $     13.84   $    24.25
                                         ===========  ===========   ==========  ===========   ===========   ==========
   Highest.............................. $     28.40  $     27.39   $    17.81  $     28.47   $     27.20   $    25.86
                                         ===========  ===========   ==========  ===========   ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         ------------------------------------------------------------------------------
                                           INVESCO      INVESCO      INVESCO      INVESCO      INVESCO       INVESCO
                                          INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                           SERVICES     SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                                         SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------ ------------ ------------ ------------ ------------ -------------
                                         INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.              INVESCO V.I.
                                           MID CAP      MID CAP       MONEY       S&P 500    INVESCO V.I.     VALUE
                                         CORE EQUITY     GROWTH       MARKET       INDEX      TECHNOLOGY  OPPORTUNITIES
                                         ------------ ------------ ------------ ------------ ------------ -------------
ASSETS
Investments, at fair value.............. $10,886,538   $8,106,731   $5,841,749  $34,155,893   $2,964,696   $7,598,802
                                         -----------   ----------   ----------  -----------   ----------   ----------
   Total assets......................... $10,886,538   $8,106,731   $5,841,749  $34,155,893   $2,964,696   $7,598,802
                                         ===========   ==========   ==========  ===========   ==========   ==========
NET ASSETS
Accumulation units...................... $10,815,627   $8,027,592   $5,721,304  $33,772,175   $2,927,286   $7,477,879
Contracts in payout (annuitization)
 period.................................      70,911       79,139      120,445      383,718       37,410      120,923
                                         -----------   ----------   ----------  -----------   ----------   ----------
   Total net assets..................... $10,886,538   $8,106,731   $5,841,749  $34,155,893   $2,964,696   $7,598,802
                                         ===========   ==========   ==========  ===========   ==========   ==========
FUND SHARE INFORMATION
Number of shares........................     774,291    1,402,549    5,841,749    1,844,271      150,111      772,236
                                         ===========   ==========   ==========  ===========   ==========   ==========
Cost of investments..................... $ 9,406,367   $5,674,847   $5,841,749  $20,725,706   $2,078,211   $6,268,484
                                         ===========   ==========   ==========  ===========   ==========   ==========
ACCUMULATION UNIT VALUE
   Lowest............................... $     16.83   $    17.46   $     9.82  $     13.99   $    17.67   $    14.08
                                         ===========   ==========   ==========  ===========   ==========   ==========
   Highest.............................. $     24.70   $    25.87   $    11.89  $     19.23   $    18.84   $    17.02
                                         ===========   ==========   ==========  ===========   ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         -----------------------------------------------------------------------------
                                           INVESCO      INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                                          INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                           SERVICES     SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                                         (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)
                                         SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                         ------------ ------------ ------------ ------------ ------------ ------------
                                         INVESCO V.I. INVESCO V.I.              INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                           AMERICAN     AMERICAN   INVESCO V.I.     CORE     DIVERSIFIED  DIVERSIFIED
                                         FRANCHISE II   VALUE II   COMSTOCK II   EQUITY II   DIVIDEND II   INCOME II
                                         ------------ ------------ ------------ ------------ ------------ ------------
ASSETS
Investments, at fair value.............. $23,510,667  $28,614,611  $100,267,181  $1,855,338  $34,455,492    $149,129
                                         -----------  -----------  ------------  ----------  -----------    --------
   Total assets......................... $23,510,667  $28,614,611  $100,267,181  $1,855,338  $34,455,492    $149,129
                                         ===========  ===========  ============  ==========  ===========    ========
NET ASSETS
Accumulation units...................... $23,439,892  $28,544,369  $ 99,982,005  $1,854,281  $34,361,022    $149,129
Contracts in payout (annuitization)
 period.................................      70,775       70,242       285,176       1,057       94,470          --
                                         -----------  -----------  ------------  ----------  -----------    --------
   Total net assets..................... $23,510,667  $28,614,611  $100,267,181  $1,855,338  $34,455,492    $149,129
                                         ===========  ===========  ============  ==========  ===========    ========
FUND SHARE INFORMATION
Number of shares........................     438,386    1,448,841     5,255,093      45,766    1,490,934      23,448
                                         ===========  ===========  ============  ==========  ===========    ========
Cost of investments..................... $11,931,274  $21,243,549  $ 62,649,919  $1,163,914  $20,425,903    $167,667
                                         ===========  ===========  ============  ==========  ===========    ========
ACCUMULATION UNIT VALUE
   Lowest............................... $     12.10  $     21.45  $      16.62  $    14.37  $     14.42    $  11.94
                                         ===========  ===========  ============  ==========  ===========    ========
   Highest.............................. $     22.87  $     33.45  $      24.72  $    19.43  $     21.08    $  13.77
                                         ===========  ===========  ============  ==========  ===========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         --------------------------------------------------------------------------------
                                           INVESCO      INVESCO       INVESCO      INVESCO       INVESCO       INVESCO
                                          INVESTMENT   INVESTMENT   INVESTMENT    INVESTMENT   INVESTMENT    INVESTMENT
                                           SERVICES     SERVICES     SERVICES      SERVICES     SERVICES      SERVICES
                                         (SERIES II)  (SERIES II)   (SERIES II)  (SERIES II)   (SERIES II)   (SERIES II)
                                         SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------ ------------ ------------- ------------ ------------- -------------
                                         INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO V.I.               INVESCO V.I.
                                          EQUITY AND  GLOBAL CORE   GOVERNMENT    GROWTH AND  INVESCO V.I.  INTERNATIONAL
                                          INCOME II    EQUITY II   SECURITIES II  INCOME II   HIGH YIELD II   GROWTH II
                                         ------------ ------------ ------------- ------------ ------------- -------------
ASSETS
Investments, at fair value.............. $33,898,061  $15,473,822    $290,784    $51,532,204   $9,227,942    $2,353,957
                                         -----------  -----------    --------    -----------   ----------    ----------
   Total assets......................... $33,898,061  $15,473,822    $290,784    $51,532,204   $9,227,942    $2,353,957
                                         ===========  ===========    ========    ===========   ==========    ==========
NET ASSETS
Accumulation units...................... $33,601,075  $15,427,041    $290,784    $51,391,937   $9,218,651    $2,353,957
Contracts in payout (annuitization)
 period.................................     296,986       46,781          --        140,267        9,291            --
                                         -----------  -----------    --------    -----------   ----------    ----------
   Total net assets..................... $33,898,061  $15,473,822    $290,784    $51,532,204   $9,227,942    $2,353,957
                                         ===========  ===========    ========    ===========   ==========    ==========
FUND SHARE INFORMATION
Number of shares........................   1,797,352    1,732,791      24,981      2,053,894    1,677,808        68,389
                                         ===========  ===========    ========    ===========   ==========    ==========
Cost of investments..................... $25,720,227  $14,174,985    $304,590    $38,707,781   $9,680,681    $1,998,444
                                         ===========  ===========    ========    ===========   ==========    ==========
ACCUMULATION UNIT VALUE
   Lowest............................... $     11.98  $     12.13    $  11.94    $     21.32   $     8.35    $     9.72
                                         ===========  ===========    ========    ===========   ==========    ==========
   Highest.............................. $     22.44  $     16.82    $  13.79    $     26.91   $    21.12    $    22.39
                                         ===========  ===========    ========    ===========   ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         -------------------------------------------------------------------------------
                                            INVESCO      INVESCO      INVESCO      INVESCO      INVESCO       INVESCO
                                          INVESTMENT    INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                           SERVICES      SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                                          (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)   (SERIES II)
                                          SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------- ------------ ------------ ------------ ------------ -------------
                                         INVESCO V.I.  INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                            MANAGED    MID CAP CORE   MID CAP       MONEY       S&P 500    INVESCO V.I.
                                         VOLATILITY II  EQUITY II    GROWTH II    MARKET II     INDEX II   TECHNOLOGY II
                                         ------------- ------------ ------------ ------------ ------------ -------------
ASSETS
Investments, at fair value..............   $158,709     $1,751,215   $9,306,840    $691,242   $55,400,558     $11,529
                                           --------     ----------   ----------    --------   -----------     -------
   Total assets.........................   $158,709     $1,751,215   $9,306,840    $691,242   $55,400,558     $11,529
                                           ========     ==========   ==========    ========   ===========     =======
NET ASSETS
Accumulation units......................   $158,709     $1,738,716   $9,256,282    $673,474   $55,156,227     $11,529
Contracts in payout (annuitization)
 period.................................         --         12,499       50,558      17,768       244,331          --
                                           --------     ----------   ----------    --------   -----------     -------
   Total net assets.....................   $158,709     $1,751,215   $9,306,840    $691,242   $55,400,558     $11,529
                                           ========     ==========   ==========    ========   ===========     =======
FUND SHARE INFORMATION
Number of shares........................      8,406        126,533    1,621,401     691,242     3,007,631         603
                                           ========     ==========   ==========    ========   ===========     =======
Cost of investments.....................   $140,220     $1,553,223   $6,802,822    $691,242   $33,056,894     $ 8,491
                                           ========     ==========   ==========    ========   ===========     =======
ACCUMULATION UNIT VALUE
   Lowest...............................   $  21.91     $    15.66   $    16.99    $   8.42   $     12.83     $ 15.94
                                           ========     ==========   ==========    ========   ===========     =======
   Highest..............................   $  24.65     $    20.52   $    27.66    $   9.73   $     23.11     $ 17.93
                                           ========     ==========   ==========    ========   ===========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            ------------------------------------------------------------------------------------
                                INVESCO                                  LEGG MASON
                               INVESTMENT                    LAZARD       PARTNERS
                                SERVICES        JANUS      RETIREMENT     VARIABLE     LORD ABBETT   LORD ABBETT
                              (SERIES II)    ASPEN SERIES SERIES, INC.  EQUITY TRUST   SERIES FUND   SERIES FUND
                              SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                            ---------------- ------------ ------------ -------------- -------------- -----------
                                                                        CLEARBRIDGE
                                INVESCO                     EMERGING   VARIABLE LARGE
                               V.I. VALUE       FORTY       MARKETS      CAP VALUE                   FUNDAMENTAL
                            OPPORTUNITIES II  PORTFOLIO      EQUITY     PORTFOLIO I   BOND-DEBENTURE   EQUITY
                            ---------------- ------------ ------------ -------------- -------------- -----------
ASSETS
Investments, at fair value.    $4,877,779      $10,659       $  489        $2,351      $19,339,724   $5,294,113
                               ----------      -------       ------        ------      -----------   ----------
    Total assets...........    $4,877,779      $10,659       $  489        $2,351      $19,339,724   $5,294,113
                               ==========      =======       ======        ======      ===========   ==========
NET ASSETS
Accumulation units.........    $4,876,900      $10,659       $  489        $2,351      $19,189,839   $5,269,371
Contracts in payout
 (annuitization) period....           879           --           --            --          149,885       24,742
                               ----------      -------       ------        ------      -----------   ----------
    Total net assets.......    $4,877,779      $10,659       $  489        $2,351      $19,339,724   $5,294,113
                               ==========      =======       ======        ======      ===========   ==========
FUND SHARE
 INFORMATION
Number of shares...........       498,241          265           25           121        1,626,554      284,477
                               ==========      =======       ======        ======      ===========   ==========
Cost of investments........    $3,897,555      $ 7,089       $  410        $2,079      $19,259,259   $4,730,671
                               ==========      =======       ======        ======      ===========   ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................    $    12.40      $ 23.85       $48.02        $19.52      $     15.26   $    17.81
                               ==========      =======       ======        ======      ===========   ==========
    Highest................    $    18.35      $ 23.85       $48.02        $19.52      $     17.67   $    20.62
                               ==========      =======       ======        ======      ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            -------------------------------------------------------------------------------
                                                                  MFS VARIABLE MFS VARIABLE  MFS VARIABLE
                            LORD ABBETT  LORD ABBETT  LORD ABBETT  INSURANCE    INSURANCE      INSURANCE
                            SERIES FUND  SERIES FUND  SERIES FUND    TRUST        TRUST          TRUST
                            SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                            ----------- ------------- ----------- ------------ ------------ ---------------
                            GROWTH AND     GROWTH       MID-CAP                    MFS            MFS
                              INCOME    OPPORTUNITIES    STOCK     MFS GROWTH   HIGH YIELD  INVESTORS TRUST
                            ----------- ------------- ----------- ------------ ------------ ---------------
ASSETS
Investments, at fair value. $13,443,253  $8,334,462   $15,550,203   $789,404     $673,606     $1,154,988
                            -----------  ----------   -----------   --------     --------     ----------
    Total assets........... $13,443,253  $8,334,462   $15,550,203   $789,404     $673,606     $1,154,988
                            ===========  ==========   ===========   ========     ========     ==========
NET ASSETS
Accumulation units......... $13,373,255  $8,326,594   $15,413,114   $751,746     $673,606     $1,146,970
Contracts in payout
 (annuitization) period....      69,998       7,868       137,089     37,658           --          8,018
                            -----------  ----------   -----------   --------     --------     ----------
    Total net assets....... $13,443,253  $8,334,462   $15,550,203   $789,404     $673,606     $1,154,988
                            ===========  ==========   ===========   ========     ========     ==========
FUND SHARE
 INFORMATION
Number of shares...........     378,257     645,582       597,625     19,859      110,246         37,981
                            ===========  ==========   ===========   ========     ========     ==========
Cost of investments........ $10,255,375  $9,060,943   $11,323,579   $521,393     $683,119     $  721,953
                            ===========  ==========   ===========   ========     ========     ==========
ACCUMULATION UNIT
 VALUE
    Lowest................. $     14.16  $    19.10   $     15.88   $  10.29     $  17.83     $    14.90
                            ===========  ==========   ===========   ========     ========     ==========
    Highest................ $     16.39  $    22.11   $     18.39   $  26.74     $  18.97     $    18.68
                            ===========  ==========   ===========   ========     ========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            ------------------------------------------------------------------------------------
                                                                                  MFS VARIABLE    MFS VARIABLE
                            MFS VARIABLE MFS VARIABLE MFS VARIABLE MFS VARIABLE     INSURANCE       INSURANCE
                             INSURANCE    INSURANCE    INSURANCE     INSURANCE        TRUST           TRUST
                               TRUST        TRUST        TRUST         TRUST     (SERVICE CLASS) (SERVICE CLASS)
                            SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                            ------------ ------------ ------------ ------------- --------------- ---------------
                                                                                                  MFS INVESTORS
                              MFS NEW                 MFS RESEARCH                 MFS GROWTH         TRUST
                             DISCOVERY   MFS RESEARCH     BOND     MFS UTILITIES (SERVICE CLASS) (SERVICE CLASS)
                            ------------ ------------ ------------ ------------- --------------- ---------------
ASSETS
Investments, at fair value.  $1,365,556    $609,548     $699,795     $262,011        $82,735        $132,448
                             ----------    --------     --------     --------        -------        --------
    Total assets...........  $1,365,556    $609,548     $699,795     $262,011        $82,735        $132,448
                             ==========    ========     ========     ========        =======        ========
NET ASSETS
Accumulation units.........  $1,365,556    $604,596     $698,432     $262,011        $82,735        $132,448
Contracts in payout
 (annuitization) period....          --       4,952        1,363           --             --              --
                             ----------    --------     --------     --------        -------        --------
    Total net assets.......  $1,365,556    $609,548     $699,795     $262,011        $82,735        $132,448
                             ==========    ========     ========     ========        =======        ========
FUND SHARE
 INFORMATION
Number of shares...........      83,674      20,939       51,837        7,715          2,134           4,396
                             ==========    ========     ========     ========        =======        ========
Cost of investments........  $1,255,365    $405,660     $620,430     $185,578        $55,602        $ 76,467
                             ==========    ========     ========     ========        =======        ========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $    16.51    $  13.01     $  18.73     $  30.56        $ 14.91        $  15.51
                             ==========    ========     ========     ========        =======        ========
    Highest................  $    35.06    $  17.59     $  19.92     $  32.66        $ 24.34        $  21.15
                             ==========    ========     ========     ========        =======        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            --------------------------------------------------------------------------------------------
                             MFS VARIABLE    MFS VARIABLE    MFS VARIABLE   MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                               INSURANCE       INSURANCE       INSURANCE       VARIABLE       VARIABLE       VARIABLE
                                 TRUST           TRUST           TRUST        INVESTMENT     INVESTMENT     INVESTMENT
                            (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)     SERIES         SERIES         SERIES
                              SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            --------------- --------------- --------------- -------------- -------------- --------------
                                MFS NEW
                               DISCOVERY     MFS RESEARCH    MFS UTILITIES     EUROPEAN                      LIMITED
                            (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)     EQUITY      INCOME PLUS      DURATION
                            --------------- --------------- --------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.    $110,774         $41,948       $1,372,884     $31,020,351    $62,077,443     $7,235,626
                               --------         -------       ----------     -----------    -----------     ----------
    Total assets...........    $110,774         $41,948       $1,372,884     $31,020,351    $62,077,443     $7,235,626
                               ========         =======       ==========     ===========    ===========     ==========
NET ASSETS
Accumulation units.........    $110,774         $41,948       $1,372,884     $30,705,448    $61,113,130     $7,203,020
Contracts in payout
 (annuitization) period....          --              --               --         314,903        964,313         32,606
                               --------         -------       ----------     -----------    -----------     ----------
    Total net assets.......    $110,774         $41,948       $1,372,884     $31,020,351    $62,077,443     $7,235,626
                               ========         =======       ==========     ===========    ===========     ==========
FUND SHARE
 INFORMATION
Number of shares...........       7,240           1,455           41,006       1,733,949      5,234,186        966,038
                               ========         =======       ==========     ===========    ===========     ==========
Cost of investments........    $102,577         $21,311       $  930,326     $30,018,556    $56,021,575     $8,583,559
                               ========         =======       ==========     ===========    ===========     ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................    $  16.69         $ 15.49       $    23.84     $     11.14    $     17.68     $     9.39
                               ========         =======       ==========     ===========    ===========     ==========
    Highest................    $  23.83         $ 22.84       $    33.76     $     54.91    $     53.69     $    11.92
                               ========         =======       ==========     ===========    ===========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            -------------------------------------------------------------------------------------------------
                                                           MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                            MORGAN STANLEY MORGAN STANLEY     VARIABLE         VARIABLE         VARIABLE         VARIABLE
                               VARIABLE       VARIABLE       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT
                              INVESTMENT     INVESTMENT        SERIES           SERIES           SERIES           SERIES
                                SERIES         SERIES     (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                             SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                            -------------- -------------- ---------------- ---------------- ---------------- ----------------
                                                              EUROPEAN                          LIMITED
                                             MULTI CAP         EQUITY        INCOME PLUS        DURATION       MONEY MARKET
                             MONEY MARKET      GROWTH     (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                            -------------- -------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments, at fair value.  $26,369,361    $189,912,619     $8,226,718      $68,046,122      $27,560,078      $30,167,080
                             -----------    ------------     ----------      -----------      -----------      -----------
    Total assets...........  $26,369,361    $189,912,619     $8,226,718      $68,046,122      $27,560,078      $30,167,080
                             ===========    ============     ==========      ===========      ===========      ===========
NET ASSETS
Accumulation units.........  $25,973,076    $188,193,222     $8,142,571      $67,894,644      $27,491,497      $29,792,225
Contracts in payout
 (annuitization) period....      396,285       1,719,397         84,147          151,478           68,581          374,855
                             -----------    ------------     ----------      -----------      -----------      -----------
    Total net assets.......  $26,369,361    $189,912,619     $8,226,718      $68,046,122      $27,560,078      $30,167,080
                             ===========    ============     ==========      ===========      ===========      ===========
FUND SHARE
 INFORMATION
Number of shares...........   26,369,361       3,388,272        461,398        5,756,863        3,689,435       30,167,079
                             ===========    ============     ==========      ===========      ===========      ===========
Cost of investments........  $26,369,361    $120,436,549     $7,956,365      $61,683,514      $33,029,742      $30,167,080
                             ===========    ============     ==========      ===========      ===========      ===========
ACCUMULATION
 UNIT VALUE
    Lowest.................  $      9.30    $      15.85     $    10.24      $     14.44      $      7.97      $      8.50
                             ===========    ============     ==========      ===========      ===========      ===========
    Highest................  $     24.09    $     223.59     $    19.21      $     20.87      $     10.29      $     10.30
                             ===========    ============     ==========      ===========      ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014

                            -------------------------------------------------------------------------------------
                             MORGAN STANLEY   NEUBERGER
                                VARIABLE       BERMAN
                               INVESTMENT     ADVISORS    OPPENHEIMER   OPPENHEIMER    OPPENHEIMER   OPPENHEIMER
                                 SERIES      MANAGEMENT    VARIABLE       VARIABLE      VARIABLE      VARIABLE
                            (CLASS Y SHARES)    TRUST    ACCOUNT FUNDS ACCOUNT FUNDS  ACCOUNT FUNDS ACCOUNT FUNDS
                              SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                            ---------------- ----------- ------------- -------------- ------------- -------------
                                                                                                     OPPENHEIMER
                               MULTI CAP         AMT      OPPENHEIMER                                 DISCOVERY
                                 GROWTH       LARGE CAP     CAPITAL     OPPENHEIMER    OPPENHEIMER     MID CAP
                            (CLASS Y SHARES)    VALUE    APPRECIATION  CAPITAL INCOME   CORE BOND      GROWTH
                            ---------------- ----------- ------------- -------------- ------------- -------------
ASSETS
Investments, at fair value.   $53,613,036      $21,352    $3,321,874     $1,479,316     $687,584      $626,766
                              -----------      -------    ----------     ----------     --------      --------
    Total assets...........   $53,613,036      $21,352    $3,321,874     $1,479,316     $687,584      $626,766
                              ===========      =======    ==========     ==========     ========      ========
NET ASSETS
Accumulation units.........   $53,516,073      $21,352    $3,314,715     $1,372,349     $687,584      $626,766
Contracts in payout
 (annuitization) period....        96,963           --         7,159        106,967           --            --
                              -----------      -------    ----------     ----------     --------      --------
    Total net assets.......   $53,613,036      $21,352    $3,321,874     $1,479,316     $687,584      $626,766
                              ===========      =======    ==========     ==========     ========      ========
FUND SHARE
 INFORMATION
Number of shares...........       972,131        1,303        51,208        100,840       86,380         7,952
                              ===========      =======    ==========     ==========     ========      ========
Cost of investments........   $32,978,580      $19,395    $1,986,677     $1,343,348     $821,365      $368,143
                              ===========      =======    ==========     ==========     ========      ========
ACCUMULATION UNIT
 VALUE
    Lowest.................   $     14.48      $ 18.97    $    11.94     $    11.96     $  11.78      $   7.38
                              ===========      =======    ==========     ==========     ========      ========
    Highest................   $     31.39      $ 20.37    $    19.27     $    15.76     $  12.53      $  18.37
                              ===========      =======    ==========     ==========     ========      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014

                            --------------------------------------------------------------------------------------------
                                                                                          OPPENHEIMER      OPPENHEIMER
                                                                                           VARIABLE         VARIABLE
                             OPPENHEIMER    OPPENHEIMER     OPPENHEIMER   OPPENHEIMER    ACCOUNT FUNDS    ACCOUNT FUNDS
                              VARIABLE        VARIABLE       VARIABLE      VARIABLE     (SERVICE SHARES  (SERVICE SHARES
                            ACCOUNT FUNDS  ACCOUNT FUNDS   ACCOUNT FUNDS ACCOUNT FUNDS      ("SS"))          ("SS"))
                             SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                            ------------- ---------------- ------------- ------------- ----------------- ---------------
                                            OPPENHEIMER                   OPPENHEIMER     OPPENHEIMER      OPPENHEIMER
                             OPPENHEIMER  GLOBAL STRATEGIC  OPPENHEIMER   MAIN STREET       CAPITAL          CAPITAL
                               GLOBAL          INCOME       MAIN STREET    SMALL CAP   APPRECIATION (SS)   INCOME (SS)
                            ------------- ---------------- ------------- ------------- ----------------- ---------------
ASSETS
Investments, at fair value.  $2,527,619      $1,846,543     $1,625,441    $1,284,373      $24,513,180      $9,238,878
                             ----------      ----------     ----------    ----------      -----------      ----------
    Total assets...........  $2,527,619      $1,846,543     $1,625,441    $1,284,373      $24,513,180      $9,238,878
                             ==========      ==========     ==========    ==========      ===========      ==========
NET ASSETS
Accumulation units.........  $2,522,448      $1,700,355     $1,604,105    $1,282,927      $24,440,249      $9,205,287
Contracts in payout
 (annuitization) period....       5,171         146,188         21,336         1,446           72,931          33,591
                             ----------      ----------     ----------    ----------      -----------      ----------
    Total net assets.......  $2,527,619      $1,846,543     $1,625,441    $1,284,373      $24,513,180      $9,238,878
                             ==========      ==========     ==========    ==========      ===========      ==========
FUND SHARE
 INFORMATION
Number of shares...........      63,990         348,404         48,362        48,357          381,231         637,604
                             ==========      ==========     ==========    ==========      ===========      ==========
Cost of investments........  $1,832,210      $1,766,592     $  997,086    $  808,660      $14,276,926      $9,131,470
                             ==========      ==========     ==========    ==========      ===========      ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $    17.51      $     4.01     $    13.92    $    34.88      $     17.72      $    13.29
                             ==========      ==========     ==========    ==========      ===========      ==========
    Highest................  $    28.90      $    21.17     $    20.99    $    37.10      $     20.94      $    15.80
                             ==========      ==========     ==========    ==========      ===========      ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014

                            -------------------------------------------------------------------------------------------------
                              OPPENHEIMER     OPPENHEIMER     OPPENHEIMER     OPPENHEIMER      OPPENHEIMER      OPPENHEIMER
                               VARIABLE        VARIABLE        VARIABLE         VARIABLE         VARIABLE        VARIABLE
                             ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS    ACCOUNT FUNDS    ACCOUNT FUNDS
                            (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES  (SERVICE SHARES  (SERVICE SHARES
                                ("SS"))         ("SS"))         ("SS"))         ("SS"))          ("SS"))          ("SS"))
                              SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                            --------------- --------------- --------------- ---------------- ---------------- ---------------
                                              OPPENHEIMER
                                               DISCOVERY                      OPPENHEIMER                       OPPENHEIMER
                              OPPENHEIMER       MID CAP       OPPENHEIMER   GLOBAL STRATEGIC   OPPENHEIMER      MAIN STREET
                            CORE BOND (SS)    GROWTH (SS)     GLOBAL (SS)     INCOME (SS)    MAIN STREET (SS) SMALL CAP (SS)
                            --------------- --------------- --------------- ---------------- ---------------- ---------------
ASSETS
Investments, at fair value.   $21,908,497     $7,200,214      $10,927,830     $52,817,250      $40,001,352      $17,925,680
                              -----------     ----------      -----------     -----------      -----------      -----------
    Total assets...........   $21,908,497     $7,200,214      $10,927,830     $52,817,250      $40,001,352      $17,925,680
                              ===========     ==========      ===========     ===========      ===========      ===========
NET ASSETS
Accumulation units.........   $21,887,744     $7,183,116      $10,794,517     $52,435,168      $39,847,178      $17,797,521
Contracts in payout
 (annuitization) period....        20,753         17,098          133,313         382,082          154,174          128,159
                              -----------     ----------      -----------     -----------      -----------      -----------
    Total net assets.......   $21,908,497     $7,200,214      $10,927,830     $52,817,250      $40,001,352      $17,925,680
                              ===========     ==========      ===========     ===========      ===========      ===========
FUND SHARE
 INFORMATION
Number of shares...........     2,787,341         94,479          279,413       9,744,880        1,200,161          682,623
                              ===========     ==========      ===========     ===========      ===========      ===========
Cost of investments........   $24,021,231     $4,132,438      $ 8,130,390     $51,787,839      $24,384,792      $11,610,354
                              ===========     ==========      ===========     ===========      ===========      ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................   $      8.03     $    18.95      $     24.31     $     15.71      $     19.62      $     29.95
                              ===========     ==========      ===========     ===========      ===========      ===========
    Highest................   $      9.30     $    22.54      $     28.92     $     18.68      $     23.33      $     35.61
                              ===========     ==========      ===========     ===========      ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014

                            ----------------------------------------------------------------------------------------------
                                  PIMCO           PIMCO       PIMCO          PIMCO            PIMCO            PIMCO
                                 VARIABLE       VARIABLE     VARIABLE       VARIABLE         VARIABLE         VARIABLE
                                INSURANCE       INSURANCE   INSURANCE      INSURANCE        INSURANCE        INSURANCE
                                  TRUST           TRUST       TRUST          TRUST            TRUST            TRUST
                               SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                            ------------------ ----------- ------------ ---------------- ---------------- ----------------
                                                                           PIMCO VIT
                                                                           COMMODITY        PIMCO VIT
                                                                          REAL RETURN        EMERGING        PIMCO VIT
                               FOREIGN BOND       MONEY     PIMCO VIT       STRATEGY       MARKETS BOND     REAL RETURN
                            (US DOLLAR-HEDGED)   MARKET    TOTAL RETURN (ADVISOR SHARES) (ADVISOR SHARES) (ADVISOR SHARES)
                            ------------------ ----------- ------------ ---------------- ---------------- ----------------
ASSETS
Investments, at fair value.       $1,455         $18,877      $1,624       $1,606,159       $  968,959       $2,818,303
                                  ------         -------      ------       ----------       ----------       ----------
    Total assets...........       $1,455         $18,877      $1,624       $1,606,159       $  968,959       $2,818,303
                                  ======         =======      ======       ==========       ==========       ==========
NET ASSETS
Accumulation units.........       $1,455         $18,877      $1,624       $1,606,159       $  968,959       $2,818,303
Contracts in payout
 (annuitization) period....           --              --          --               --               --               --
                                  ------         -------      ------       ----------       ----------       ----------
    Total net assets.......       $1,455         $18,877      $1,624       $1,606,159       $  968,959       $2,818,303
                                  ======         =======      ======       ==========       ==========       ==========
FUND SHARE
 INFORMATION
Number of shares...........          133          18,877         145          327,120           76,356          220,008
                                  ======         =======      ======       ==========       ==========       ==========
Cost of investments........       $1,367         $18,877      $1,558       $2,923,310       $1,048,368       $2,871,321
                                  ======         =======      ======       ==========       ==========       ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................       $17.42         $  9.81      $17.10       $     6.27       $    13.41       $    12.10
                                  ======         =======      ======       ==========       ==========       ==========
    Highest................       $17.42         $  9.81      $17.10       $     7.04       $    15.04       $    13.58
                                  ======         =======      ======       ==========       ==========       ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014

                            -----------------------------------------------------------------------------------
                                 PIMCO
                                VARIABLE
                               INSURANCE      PROFUNDS    PROFUNDS    PROFUNDS        PROFUNDS       PROFUNDS
                                 TRUST           VP          VP          VP              VP             VP
                              SUB-ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                            ---------------- ----------- ----------- ----------- ------------------ -----------
                                                                       PROFUND
                               PIMCO VIT       PROFUND     PROFUND       VP           PROFUND         PROFUND
                              TOTAL RETURN       VP          VP       LARGE-CAP          VP             VP
                            (ADVISOR SHARES) FINANCIALS  HEALTH CARE    VALUE    TELECOMMUNICATIONS  UTILITIES
                            ---------------- ----------- ----------- ----------- ------------------ -----------
ASSETS
Investments, at fair value.   $13,234,467      $1,770      $1,937     $315,671         $1,580         $13,122
                              -----------      ------      ------     --------         ------         -------
    Total assets...........   $13,234,467      $1,770      $1,937     $315,671         $1,580         $13,122
                              ===========      ======      ======     ========         ======         =======
NET ASSETS
Accumulation units.........   $13,234,467      $1,770      $1,937     $315,671         $1,580         $13,122
Contracts in payout
 (annuitization) period....            --          --          --           --             --              --
                              -----------      ------      ------     --------         ------         -------
    Total net assets.......   $13,234,467      $1,770      $1,937     $315,671         $1,580         $13,122
                              ===========      ======      ======     ========         ======         =======
FUND SHARE
 INFORMATION
Number of shares...........     1,181,649          56          30        8,182            185             302
                              ===========      ======      ======     ========         ======         =======
Cost of investments........   $12,829,804      $1,080      $  900     $311,477         $1,401         $ 7,950
                              ===========      ======      ======     ========         ======         =======
ACCUMULATION UNIT
 VALUE
    Lowest.................   $     13.44      $ 9.15      $19.45     $  11.74         $10.25         $ 12.06
                              ===========      ======      ======     ========         ======         =======
    Highest................   $     15.08      $20.19      $25.91     $  20.66         $15.04         $ 19.21
                              ===========      ======      ======     ========         ======         =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014

                            -----------------------------------------------------------------------------------------
                                PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                            VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- --------------
                             VT AMERICAN         VT             VT             VT         VT GEORGE          VT
                              GOVERNMENT      CAPITAL      DIVERSIFIED       EQUITY         PUTNAM      GLOBAL ASSET
                                INCOME     OPPORTUNITIES      INCOME         INCOME        BALANCED      ALLOCATION
                            -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.  $18,156,939     $4,141,819    $24,137,762    $72,657,734    $53,213,280    $23,322,581
                             -----------     ----------    -----------    -----------    -----------    -----------
    Total assets...........  $18,156,939     $4,141,819    $24,137,762    $72,657,734    $53,213,280    $23,322,581
                             ===========     ==========    ===========    ===========    ===========    ===========
NET ASSETS
Accumulation units.........  $17,853,613     $4,141,819    $24,033,818    $72,349,824    $52,969,963    $23,262,341
Contracts in payout
 (annuitization) period....      303,326             --        103,944        307,910        243,317         60,240
                             -----------     ----------    -----------    -----------    -----------    -----------
    Total net assets.......  $18,156,939     $4,141,819    $24,137,762    $72,657,734    $53,213,280    $23,322,581
                             ===========     ==========    ===========    ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........    1,817,511        200,572      3,443,333      3,217,792      5,279,095      1,205,301
                             ===========     ==========    ===========    ===========    ===========    ===========
Cost of investments........  $20,433,388     $3,221,573    $26,866,010    $35,958,895    $50,640,874    $18,045,112
                             ===========     ==========    ===========    ===========    ===========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $      9.41     $    21.43    $     13.98    $     13.79    $     13.36    $     14.57
                             ===========     ==========    ===========    ===========    ===========    ===========
    Highest................  $     19.71     $    30.35    $     20.92    $     28.69    $     16.77    $     22.61
                             ===========     ==========    ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014

                            -----------------------------------------------------------------------------------------
                                PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                            VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- --------------
                                                                               VT
                              VT GLOBAL      VT GLOBAL      VT GLOBAL      GROWTH AND     VT GROWTH          VT
                                EQUITY      HEALTH CARE     UTILITIES        INCOME     OPPORTUNITIES    HIGH YIELD
                            -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.  $16,093,292    $30,932,208    $10,759,071    $145,169,651   $10,236,812    $33,288,611
                             -----------    -----------    -----------    ------------   -----------    -----------
    Total assets...........  $16,093,292    $30,932,208    $10,759,071    $145,169,651   $10,236,812    $33,288,611
                             ===========    ===========    ===========    ============   ===========    ===========
NET ASSETS
Accumulation units.........  $16,039,568    $30,904,718    $10,722,976    $144,663,900   $10,217,273    $33,194,389
Contracts in payout
 (annuitization) period....       53,724         27,490         36,095         505,751        19,539         94,222
                             -----------    -----------    -----------    ------------   -----------    -----------
    Total net assets.......  $16,093,292    $30,932,208    $10,759,071    $145,169,651   $10,236,812    $33,288,611
                             ===========    ===========    ===========    ============   ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........    1,025,050      1,533,575        782,478       5,557,797     1,104,295      4,931,646
                             ===========    ===========    ===========    ============   ===========    ===========
Cost of investments........  $14,993,814    $18,931,994    $10,811,762    $116,757,379   $ 6,890,950    $33,594,058
                             ===========    ===========    ===========    ============   ===========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $      7.36    $     19.59    $     12.06    $      14.45   $      6.98    $     15.37
                             ===========    ===========    ===========    ============   ===========    ===========
    Highest................  $     17.17    $     28.72    $     24.29    $      23.30   $     21.55    $     24.68
                             ===========    ===========    ===========    ============   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014

                            -----------------------------------------------------------------------------------------
                                PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                            VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- --------------
                                                 VT             VT             VT                            VT
                                  VT       INTERNATIONAL  INTERNATIONAL  INTERNATIONAL        VT           MONEY
                                INCOME         EQUITY         GROWTH         VALUE        INVESTORS        MARKET
                            -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.  $72,738,321    $74,215,083    $11,716,271    $12,893,901    $55,192,272    $55,404,531
                             -----------    -----------    -----------    -----------    -----------    -----------
    Total assets...........  $72,738,321    $74,215,083    $11,716,271    $12,893,901    $55,192,272    $55,404,531
                             ===========    ===========    ===========    ===========    ===========    ===========
NET ASSETS
Accumulation units.........  $72,247,407    $73,967,060    $11,677,897    $12,853,786    $54,936,919    $55,166,587
Contracts in payout
 (annuitization) period....      490,914        248,023         38,374         40,115        255,353        237,944
                             -----------    -----------    -----------    -----------    -----------    -----------
    Total net assets.......  $72,738,321    $74,215,083    $11,716,271    $12,893,901    $55,192,272    $55,404,531
                             ===========    ===========    ===========    ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........    6,112,464      5,622,355        624,202      1,305,051      3,190,305     55,404,531
                             ===========    ===========    ===========    ===========    ===========    ===========
Cost of investments........  $72,510,474    $81,553,793    $ 9,351,167    $16,208,744    $36,100,986    $55,404,531
                             ===========    ===========    ===========    ===========    ===========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $     13.92    $      9.19    $      6.73    $     11.04    $      9.63    $      8.39
                             ===========    ===========    ===========    ===========    ===========    ===========
    Highest................  $     20.88    $     19.57    $     14.75    $     16.91    $     24.32    $     11.58
                             ===========    ===========    ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            ----------------------------------------------------------------------------------------
                                                                                                       THE UNIVERSAL
                                PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM     INSTITUTIONAL
                            VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST  FUNDS, INC.
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- -------------
                                                                                                        VAN KAMPEN
                                  VT             VT                                                      UIF CORE
                              MULTI-CAP      MULTI-CAP                    VT SMALL CAP                  PLUS FIXED
                                GROWTH         VALUE       VT RESEARCH       VALUE        VT VOYAGER      INCOME
                            -------------- -------------- -------------- -------------- -------------- -------------
ASSETS
Investments, at fair value.  $80,850,334     $7,328,183    $25,531,564    $39,246,392    $109,080,741    $771,839
                             -----------     ----------    -----------    -----------    ------------    --------
    Total assets...........  $80,850,334     $7,328,183    $25,531,564    $39,246,392    $109,080,741    $771,839
                             ===========     ==========    ===========    ===========    ============    ========
NET ASSETS
Accumulation units.........  $80,742,112     $7,328,183    $25,446,492    $39,215,524    $108,676,751    $771,839
Contracts in payout
 (annuitization) period....      108,222             --         85,072         30,868         403,990          --
                             -----------     ----------    -----------    -----------    ------------    --------
    Total net assets.......  $80,850,334     $7,328,183    $25,531,564    $39,246,392    $109,080,741    $771,839
                             ===========     ==========    ===========    ===========    ============    ========
FUND SHARE
 INFORMATION
Number of shares...........    2,345,528        336,309      1,232,813      2,374,252       1,981,845      72,270
                             ===========     ==========    ===========    ===========    ============    ========
Cost of investments........  $50,987,029     $4,772,927    $15,034,405    $36,827,654    $ 74,523,903    $760,913
                             ===========     ==========    ===========    ===========    ============    ========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $      7.51     $    21.97    $     11.95    $     18.76    $       9.66    $  13.25
                             ===========     ==========    ===========    ===========    ============    ========
    Highest................  $     27.23     $    30.55    $     24.41    $     38.58    $      24.64    $  17.69
                             ===========     ==========    ===========    ===========    ============    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            --------------------------------------------------------------------------------------
                            THE UNIVERSAL  THE UNIVERSAL  THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL
                            INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL
                             FUNDS, INC.    FUNDS, INC.    FUNDS, INC.    FUNDS, INC.   FUNDS, INC.   FUNDS, INC.
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                            -------------- -------------- -------------- ------------- ------------- -------------
                                                            VAN KAMPEN
                                                            UIF GLOBAL
                              VAN KAMPEN     VAN KAMPEN   TACTICAL ASSET                VAN KAMPEN    VAN KAMPEN
                             UIF EMERGING    UIF GLOBAL     ALLOCATION    VAN KAMPEN    UIF MID CAP    UIF U.S.
                            MARKETS EQUITY INFRASTRUCTURE   PORTFOLIO     UIF GROWTH      GROWTH      REAL ESTATE
                            -------------- -------------- -------------- ------------- ------------- -------------
ASSETS
Investments, at fair value.  $18,088,845    $53,195,848    $79,713,006    $25,271,018   $14,236,850   $20,052,260
                             -----------    -----------    -----------    -----------   -----------   -----------
    Total assets...........  $18,088,845    $53,195,848    $79,713,006    $25,271,018   $14,236,850   $20,052,260
                             ===========    ===========    ===========    ===========   ===========   ===========
NET ASSETS
Accumulation units.........  $18,000,395    $53,195,848    $78,571,149    $25,179,047   $14,192,008   $19,976,311
Contracts in payout
 (annuitization) period....       88,450             --      1,141,857         91,971        44,842        75,949
                             -----------    -----------    -----------    -----------   -----------   -----------
    Total net assets.......  $18,088,845    $53,195,848    $79,713,006    $25,271,018   $14,236,850   $20,052,260
                             ===========    ===========    ===========    ===========   ===========   ===========
FUND SHARE
 INFORMATION
Number of shares...........    1,293,909      5,713,840      7,754,183        822,357     1,118,370       996,138
                             ===========    ===========    ===========    ===========   ===========   ===========
Cost of investments........  $17,253,491    $48,962,767    $79,105,264    $14,891,179   $11,804,395   $14,435,904
                             ===========    ===========    ===========    ===========   ===========   ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $     16.17    $     16.36    $     11.22    $     13.73   $     23.88   $     28.83
                             ===========    ===========    ===========    ===========   ===========   ===========
    Highest................  $     28.30    $     64.05    $     58.31    $     25.78   $     29.94   $     53.44
                             ===========    ===========    ===========    ===========   ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014

                            --------------------------------------------------------------------------------------
                            THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL  THE UNIVERSAL
                            INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL
                             FUNDS, INC.   FUNDS, INC.    FUNDS, INC.   FUNDS, INC.    FUNDS, INC.    FUNDS, INC.
                             (CLASS II)     (CLASS II)    (CLASS II)     (CLASS II)     (CLASS II)    (CLASS II)
                             SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            ------------- -------------- ------------- -------------- -------------- -------------
                                                                                        VAN KAMPEN
                                                                                        UIF GLOBAL
                             VAN KAMPEN     VAN KAMPEN    VAN KAMPEN     VAN KAMPEN   TACTICAL ASSET
                            UIF EMERGING   UIF EMERGING   UIF GLOBAL     UIF GLOBAL     ALLOCATION    VAN KAMPEN
                            MARKETS DEBT  MARKETS EQUITY   FRANCHISE   INFRASTRUCTURE   PORTFOLIO     UIF GROWTH
                             (CLASS II)     (CLASS II)    (CLASS II)     (CLASS II)     (CLASS II)    (CLASS II)
                            ------------- -------------- ------------- -------------- -------------- -------------
ASSETS
Investments, at fair value.  $ 9,899,293    $6,475,449    $37,168,424   $14,176,184    $27,193,064    $5,760,041
                             -----------    ----------    -----------   -----------    -----------    ----------
    Total assets...........  $ 9,899,293    $6,475,449    $37,168,424   $14,176,184    $27,193,064    $5,760,041
                             ===========    ==========    ===========   ===========    ===========    ==========
NET ASSETS
Accumulation units.........  $ 9,861,916    $6,475,449    $36,892,588   $14,176,184    $27,062,542    $5,740,068
Contracts in payout
 (annuitization) period....       37,377            --        275,836            --        130,522        19,973
                             -----------    ----------    -----------   -----------    -----------    ----------
    Total net assets.......  $ 9,899,293    $6,475,449    $37,168,424   $14,176,184    $27,193,064    $5,760,041
                             ===========    ==========    ===========   ===========    ===========    ==========
FUND SHARE
 INFORMATION
Number of shares...........    1,253,075       464,856      2,317,233     1,529,254      2,655,573       192,194
                             ===========    ==========    ===========   ===========    ===========    ==========
Cost of investments........  $10,360,594    $6,553,333    $35,389,840   $13,072,933    $26,750,036    $3,198,334
                             ===========    ==========    ===========   ===========    ===========    ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $     17.57    $    28.42    $     20.66   $     14.71    $     12.25    $    21.04
                             ===========    ==========    ===========   ===========    ===========    ==========
    Highest................  $     25.29    $    33.18    $     29.61   $     31.02    $     17.54    $    28.28
                             ===========    ==========    ===========   ===========    ===========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                            ------------------------------------------
                                            THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL
                                            INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                                             FUNDS, INC.   FUNDS, INC.    FUNDS, INC.
                                             (CLASS II)     (CLASS II)    (CLASS II)
                                             SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                            ------------- -------------- -------------
                                             VAN KAMPEN   VAN KAMPEN UIF  VAN KAMPEN
                                             UIF MID CAP  SMALL COMPANY    UIF U.S.
                                               GROWTH         GROWTH      REAL ESTATE
                                             (CLASS II)     (CLASS II)    (CLASS II)
                                            ------------- -------------- -------------
ASSETS
Investments, at fair value.................  $18,322,155    $8,550,216    $35,316,336
                                             -----------    ----------    -----------
    Total assets...........................  $18,322,155    $8,550,216    $35,316,336
                                             ===========    ==========    ===========
NET ASSETS
Accumulation units.........................  $18,301,396    $8,502,182    $35,188,765
Contracts in payout (annuitization) period.       20,759        48,034        127,571
                                             -----------    ----------    -----------
    Total net assets.......................  $18,322,155    $8,550,216    $35,316,336
                                             ===========    ==========    ===========
FUND SHARE INFORMATION
Number of shares...........................    1,459,933       520,403      1,764,053
                                             ===========    ==========    ===========
Cost of investments........................  $15,927,351    $8,076,308    $26,011,001
                                             ===========    ==========    ===========
ACCUMULATION UNIT VALUE
    Lowest.................................  $     15.01    $    26.40    $     28.50
                                             ===========    ==========    ===========
    Highest................................  $     33.84    $    31.19    $     37.99
                                             ===========    ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                   -----------------------------------------------------------------------
                                    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                     SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                      TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                   SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                   ----------- ----------- ----------- ----------- ----------- -----------
                                       AST
                                    ACADEMIC                   AST         AST         AST         AST
                                   STRATEGIES      AST      BALANCED    BLACKROCK     BOND        BOND
                                      ASSET     ADVANCED      ASSET      GLOBAL     PORTFOLIO   PORTFOLIO
                                   ALLOCATION  STRATEGIES  ALLOCATION  STRATEGIES     2018        2019
                                   ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................... $       --   $     --    $      --    $    --    $     --     $    --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................    (95,099)   (40,434)    (130,210)      (412)     (6,666)     (5,563)
    Administrative expense........     (9,334)    (4,019)     (15,012)       (40)       (717)       (478)
                                   ----------   --------    ---------    -------    --------     -------
    Net investment income
     (loss).......................   (104,433)   (44,453)    (145,222)      (452)     (7,383)     (6,041)
                                   ----------   --------    ---------    -------    --------     -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........  1,164,777    251,970      831,329     69,877     152,638       6,076
    Cost of investments
     sold.........................    933,422    179,157      592,827     69,547     139,490       6,582
                                   ----------   --------    ---------    -------    --------     -------
       Realized gains
        (losses) on fund
        shares....................    231,355     72,813      238,502        330      13,148        (506)
Realized gain distributions.......         --         --           --         --          --          --
                                   ----------   --------    ---------    -------    --------     -------
    Net realized gains
     (losses).....................    231,355     72,813      238,502        330      13,148        (506)
Change in unrealized gains
 (losses).........................        181     84,236      395,249        877         156      13,772
                                   ----------   --------    ---------    -------    --------     -------
    Net realized and change in
     unrealized gains (losses)
     on investments...............    231,536    157,049      633,751      1,207      13,304      13,266
                                   ----------   --------    ---------    -------    --------     -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS....................... $  127,103   $112,596    $ 488,529    $   755    $  5,921     $ 7,225
                                   ==========   ========    =========    =======    ========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                      -----------------------------------------------------------------------
                                       ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                        SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                         TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                      SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                      ----------- ----------- ----------- ----------- ----------- -----------
                                                                                          AST
                                          AST         AST         AST         AST       CAPITAL       AST
                                         BOND        BOND        BOND        BOND       GROWTH      COHEN &
                                       PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET      STEERS
                                         2022        2023        2024      2025 (A)   ALLOCATION    REALTY
                                      ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $    --    $     --    $     --     $   --    $       --    $    --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (2,397)    (13,464)     (3,840)      (177)     (104,589)    (1,198)
    Administrative expense...........      (213)     (1,374)       (389)       (20)      (10,966)      (148)
                                        -------    --------    --------     ------    ----------    -------
    Net investment income
     (loss)..........................    (2,610)    (14,838)     (4,229)      (197)     (115,555)    (1,346)
                                        -------    --------    --------     ------    ----------    -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     2,610     771,499     174,102      6,122     1,658,656     10,836
    Cost of investments sold.........     2,522     740,465     167,370      5,986     1,168,100      8,364
                                        -------    --------    --------     ------    ----------    -------
       Realized gains (losses)
        on fund shares...............        88      31,034       6,732        136       490,556      2,472
Realized gain distributions..........        --          --          --         --            --         --
                                        -------    --------    --------     ------    ----------    -------
    Net realized gains (losses)......        88      31,034       6,732        136       490,556      2,472
Change in unrealized gains
 (losses)............................    13,829      89,715      28,602      1,341       (15,648)    23,985
                                        -------    --------    --------     ------    ----------    -------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................    13,917     120,749      35,334      1,477       474,908     26,457
                                        -------    --------    --------     ------    ----------    -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $11,307    $105,911    $ 31,105     $1,280    $  359,353    $25,111
                                        =======    ========    ========     ======    ==========    =======

--------
(a)For the period beginning January 2, 2014 and ended December 31, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      ------------------------------------------------------------------------------------
                                       ADVANCED       ADVANCED        ADVANCED       ADVANCED     ADVANCED     ADVANCED
                                        SERIES         SERIES          SERIES         SERIES       SERIES       SERIES
                                         TRUST         TRUST           TRUST          TRUST         TRUST        TRUST
                                      SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                      ----------- ---------------- -------------- -------------- ----------- -------------
                                                                        AST            AST                        AST
                                        AST FI                        FRANKLIN       FRANKLIN                   GOLDMAN
                                      PYRAMIS(R)       AST FI        TEMPLETON      TEMPLETON        AST         SACHS
                                         ASSET        PYRAMIS      FOUNDING FUNDS FOUNDING FUNDS   GLOBAL    CONCENTRATED
                                      ALLOCATION  QUANTITATIVE (B)   ALLOCATION        PLUS      REAL ESTATE GROWTH (C)(D)
                                      ----------- ---------------- -------------- -------------- ----------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $    --       $     --        $     --       $    --        $ --       $     --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (4,572)       (33,842)        (41,972)         (143)        (37)           (59)
    Administrative expense...........      (495)        (3,468)         (5,043)          (11)         (4)            (8)
                                        -------       --------        --------       -------        ----       --------
    Net investment income
     (loss)..........................    (5,067)       (37,310)        (47,015)         (154)        (41)           (67)
                                        -------       --------        --------       -------        ----       --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    13,799        660,826         302,695        68,926         226         54,071
    Cost of investments sold.........    10,261        576,694         238,344        69,292         151         30,668
                                        -------       --------        --------       -------        ----       --------
       Realized gains (losses)
        on fund shares...............     3,538         84,132          64,351          (366)         75         23,403
Realized gain distributions..........        --             --              --            --          --             --
                                        -------       --------        --------       -------        ----       --------
    Net realized gains (losses)......     3,538         84,132          64,351          (366)         75         23,403
Change in unrealized gains
 (losses)............................    14,906        (25,580)         39,960            --         273        (24,209)
                                        -------       --------        --------       -------        ----       --------
    Net realized and change in
     unrealized gains (losses)
     on investments..................    18,444         58,552         104,311          (366)        348           (806)
                                        -------       --------        --------       -------        ----       --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $13,377       $ 21,242        $ 57,296       $  (520)       $307       $   (873)
                                        =======       ========        ========       =======        ====       ========

--------
(b)Previously known as AST First Trust Balanced Target
(c)On February 7, 2014, AST Goldman Sachs Concentrated Growth merged into AST Loomis Sayles Large-Cap Growth
(d)For the period beginning January 1, 2014 and ended February 7, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                              -----------------------------------------------------------------------
                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                  AST         AST                     AST
                                                GOLDMAN     GOLDMAN       AST       GOLDMAN       AST
                                                 SACHS       SACHS      GOLDMAN      SACHS      HERNDON
                                               LARGE-CAP    MID-CAP      SACHS     SMALL-CAP   LARGE-CAP   AST HIGH
                                                 VALUE      GROWTH    MULTI-ASSET    VALUE       VALUE       YIELD
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................   $   --      $   --     $     --      $ --       $    --     $    --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............     (120)       (634)      (7,000)      (88)         (296)       (842)
    Administrative expense...................      (16)        (83)        (828)      (11)          (38)       (126)
                                                ------      ------     --------      ----       -------     -------
    Net investment income (loss).............     (136)       (717)      (7,828)      (99)         (334)       (968)
                                                ------      ------     --------      ----       -------     -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................    5,081       1,421      159,213       246         8,478      15,249
    Cost of investments sold.................    3,732       1,016      141,092       148         6,776      13,291
                                                ------      ------     --------      ----       -------     -------
       Realized gains (losses) on fund
        shares...............................    1,349         405       18,121        98         1,702       1,958
Realized gain distributions..................       --          --           --        --            --          --
                                                ------      ------     --------      ----       -------     -------
    Net realized gains (losses)..............    1,349         405       18,121        98         1,702       1,958
Change in unrealized gains (losses)..........      (61)      5,780        2,767       435        (1,274)        494
                                                ------      ------     --------      ----       -------     -------
    Net realized and change in unrealized
     gains (losses) on investments...........    1,288       6,185       20,888       533           428       2,452
                                                ------      ------     --------      ----       -------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $1,152      $5,468     $ 13,060      $434       $    94     $ 1,484
                                                ======      ======     ========      ====       =======     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      -------------------------------------------------------------------------------
                                        ADVANCED      ADVANCED     ADVANCED    ADVANCED     ADVANCED      ADVANCED
                                         SERIES        SERIES       SERIES      SERIES       SERIES        SERIES
                                          TRUST         TRUST        TRUST       TRUST        TRUST         TRUST
                                       SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                      ------------- ------------- ----------- ----------- ------------- -------------
                                                                      AST         AST          AST           AST
                                           AST           AST      INVESTMENT  J.P. MORGAN  J.P. MORGAN   J.P. MORGAN
                                      INTERNATIONAL INTERNATIONAL    GRADE      GLOBAL    INTERNATIONAL   STRATEGIC
                                         GROWTH         VALUE        BOND      THEMATIC      EQUITY     OPPORTUNITIES
                                      ------------- ------------- ----------- ----------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $    --       $    --    $       --    $    --      $    --      $     --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................      (507)...      (699)...    (29,336)   (2,221)..      (745)...    (48,463)..
    Administrative expense...........       (70)...       (94)...     (3,156)     (269)..       (79)...     (5,003)..
                                         -------       -------    ----------    -------      -------      --------
    Net investment income
     (loss)..........................       (577)         (793)      (32,492)    (2,490)        (824)      (53,466)
                                         -------       -------    ----------    -------      -------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      3,724         2,839     1,406,024      7,604          828       382,816
    Cost of investments sold.........      3,245         2,949     1,343,082      5,433          684       303,839
                                         -------       -------    ----------    -------      -------      --------
       Realized gains (losses)
        on fund shares...............        479          (110)       62,942      2,171          144        78,977
Realized gain distributions                   --            --            --         --           --            --
                                         -------       -------    ----------    -------      -------      --------
    Net realized gains
     (losses)........................        479          (110)       62,942      2,171          144        78,977
Change in unrealized gains
 (losses)............................     (3,268)       (4,129)       84,699      8,907       (3,505)       96,477
                                         -------       -------    ----------    -------      -------      --------
    Net realized and change in
     unrealized gains (losses)
     on investments..................     (2,789)       (4,239)      147,641     11,078       (3,361)      175,454
                                         -------       -------    ----------    -------      -------      --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $(3,366)      $(5,032)   $  115,149    $ 8,588      $(4,185)     $121,988
                                         =======       =======    ==========    =======      =======      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      -----------------------------------------------------------------------
                                       ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                        SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                         TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                      SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                      ----------- ----------- ----------- ----------- ----------- -----------
                                                      AST
                                                    LOOMIS        AST
                                          AST       SAYLES    LORD ABBETT     AST         AST         AST
                                       LARGE-CAP   LARGE-CAP  CORE FIXED  MFS GLOBAL      MFS       MID-CAP
                                         VALUE    GROWTH (C)    INCOME      EQUITY      GROWTH       VALUE
                                      ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $    --     $    --     $   --      $   --      $    --     $   --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......       (83)     (2,035)      (613)       (672)        (111)      (553)
    Administrative expense...........       (13)       (251)       (90)       (101)         (17)       (64)
                                        -------     -------     ------      ------      -------     ------
    Net investment income
     (loss)..........................       (96)     (2,286)      (703)       (773)        (128)      (617)
                                        -------     -------     ------      ------      -------     ------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     8,160      30,957      3,958       1,671       15,143        830
    Cost of investments sold.........     5,368      25,743      3,478       1,201        8,297        411
                                        -------     -------     ------      ------      -------     ------
       Realized gains (losses)
        on fund shares...............     2,792       5,214        480         470        6,846        419
Realized gain distributions..........        --          --         --          --           --         --
                                        -------     -------     ------      ------      -------     ------
    Net realized gains (losses)......     2,792       5,214        480         470        6,846        419
Change in unrealized gains
 (losses)............................    (1,810)     12,393      3,212       1,949       (5,963)     5,635
                                        -------     -------     ------      ------      -------     ------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................       982      17,607      3,692       2,419          883      6,054
                                        -------     -------     ------      ------      -------     ------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $   886     $15,321     $2,989      $1,646      $   755     $5,437
                                        =======     =======     ======      ======      =======     ======

--------
(c)On February 7, 2014, AST Goldman Sachs Concentrated Growth merged into AST Loomis Sayles Large-Cap Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      -------------------------------------------------------------------------
                                       ADVANCED    ADVANCED    ADVANCED     ADVANCED     ADVANCED    ADVANCED
                                        SERIES      SERIES      SERIES       SERIES       SERIES      SERIES
                                         TRUST       TRUST       TRUST        TRUST        TRUST       TRUST
                                      SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                      ----------- ----------- ----------- ------------- ----------- -----------
                                                      AST
                                                   NEUBERGER      AST                       AST         AST
                                                   BERMAN /    NEUBERGER       AST      PARAMETRIC     PIMCO
                                          AST         LSV       BERMAN    NEW DISCOVERY  EMERGING     LIMITED
                                         MONEY      MID-CAP     MID-CAP       ASSET       MARKETS    MATURITY
                                        MARKET       VALUE      GROWTH     ALLOCATION     EQUITY       BOND
                                      ----------- ----------- ----------- ------------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $     --     $   --      $   --       $   --        $  --      $    --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................    (6,696)      (313)       (542)         (70)        (192)      (1,039)
    Administrative expense...........      (641)       (40)        (78)          (7)         (24)        (147)
                                       --------     ------      ------       ------        -----      -------
    Net investment income
     (loss)..........................    (7,337)      (353)       (620)         (77)        (216)      (1,186)
                                       --------     ------      ------       ------        -----      -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   849,382      3,099       1,723        1,077          636       12,749
    Cost of investments sold.........   849,382      1,992       1,276        1,031          647       13,515
                                       --------     ------      ------       ------        -----      -------
       Realized gains (losses)
        on fund shares...............        --      1,107         447           46          (11)        (766)
Realized gain distributions..........        --         --          --           --           --           --
                                       --------     ------      ------       ------        -----      -------
    Net realized gains
     (losses)........................        --      1,107         447           46          (11)        (766)
Change in unrealized gains
 (losses)............................        --      2,410       3,626          186         (714)         716
                                       --------     ------      ------       ------        -----      -------
    Net realized and change in
     unrealized gains (losses)
     on investments..................        --      3,517       4,073          232         (725)         (50)
                                       --------     ------      ------       ------        -----      -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ (7,337)    $3,164      $3,453       $  155        $(941)     $(1,236)
                                       ========     ======      ======       ======        =====      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      -------------------------------------------------------------------------
                                        ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                         SERIES       SERIES      SERIES      SERIES      SERIES      SERIES
                                         TRUST        TRUST        TRUST       TRUST       TRUST       TRUST
                                      SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                      ------------ ------------ ----------- ----------- ----------- -----------
                                          AST          AST          AST         AST                     AST
                                         PIMCO     PRESERVATION PRUDENTIAL    QMA US        AST      SCHRODERS
                                      TOTAL RETURN    ASSET       GROWTH      EQUITY     RCM WORLD    GLOBAL
                                          BOND      ALLOCATION  ALLOCATION     ALPHA      TRENDS     TACTICAL
                                      ------------ ------------ ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $    --     $       --  $       --    $   --     $     --     $    --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (1,261)      (123,112)   (136,394)     (531)     (23,031)     (6,346)
    Administrative expense...........      (170)       (12,775)    (14,257)      (77)      (2,305)       (821)
                                        -------     ----------  ----------    ------     --------     -------
    Net investment income
     (loss)..........................    (1,431)      (135,887)   (150,651)     (608)     (25,336)     (7,167)
                                        -------     ----------  ----------    ------     --------     -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    28,171      1,719,448   1,892,234     1,553      160,330      14,161
    Cost of investments sold.........    26,052      1,370,396   1,510,489     1,010      117,528      10,734
                                        -------     ----------  ----------    ------     --------     -------
       Realized gains (losses)
        on fund shares...............     2,119        349,052     381,745       543       42,802       3,427
Realized gain distributions..........        --             --          --        --           --          --
                                        -------     ----------  ----------    ------     --------     -------
    Net realized gains (losses)......     2,119        349,052     381,745       543       42,802       3,427
Change in unrealized gains
 (losses)............................     2,599        131,709     433,091     7,695       32,958      25,817
                                        -------     ----------  ----------    ------     --------     -------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................     4,718        480,761     814,836     8,238       75,760      29,244
                                        -------     ----------  ----------    ------     --------     -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $ 3,287     $  344,874  $  664,185    $7,630     $ 50,424     $22,077
                                        =======     ==========  ==========    ======     ========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                         -------------------------------------------------------------------------------
                                          ADVANCED    ADVANCED       ADVANCED       ADVANCED    ADVANCED     ADVANCED
                                           SERIES      SERIES         SERIES         SERIES      SERIES       SERIES
                                            TRUST       TRUST          TRUST          TRUST       TRUST        TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                                         ----------- ----------- ----------------- ----------- ----------- -------------
                                             AST
                                          SCHRODERS                     AST                                     AST
                                         MULTI-ASSET     AST         SMALL-CAP         AST         AST     T. ROWE PRICE
                                            WORLD     SMALL-CAP       GROWTH        SMALL-CAP   TEMPLETON      ASSET
                                         STRATEGIES    GROWTH    OPPORTUNITIES (E)    VALUE    GLOBAL BOND  ALLOCATION
                                         ----------- ----------- ----------------- ----------- ----------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $     --     $    --        $   --         $   --      $   --     $       --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........    (9,884)        (28)         (274)          (340)       (644)       (96,299)
    Administrative expense..............    (1,021)         (3)          (39)           (44)        (84)        (9,822)
                                          --------     -------        ------         ------      ------     ----------
    Net investment income (loss)........   (10,905)        (31)         (313)          (384)       (728)      (106,121)
                                          --------     -------        ------         ------      ------     ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................    94,919       3,195         2,125          1,017       6,917      1,162,267
    Cost of investments sold............    71,476       1,351         1,569            581       6,959        863,016
                                          --------     -------        ------         ------      ------     ----------
       Realized gains (losses) on
        fund shares.....................    23,443       1,844           556            436         (42)       299,251
Realized gain distributions.............        --          --            --             --          --             --
                                          --------     -------        ------         ------      ------     ----------
    Net realized gains (losses).........    23,443       1,844           556            436         (42)       299,251
Change in unrealized gains (losses).....    (3,225)     (1,918)          657          1,108         436         75,788
                                          --------     -------        ------         ------      ------     ----------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    20,218         (74)        1,213          1,544         394        375,039
                                          --------     -------        ------         ------      ------     ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS.................  $  9,313     $  (105)       $  900         $1,160      $ (334)    $  268,918
                                          ========     =======        ======         ======      ======     ==========

--------
(e)Previously known as AST Federated Aggressive Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                              ------------------------------------------------------------------------------
                                                                                                                 ALLIANCE
                                                                                                                 BERNSTEIN
                                                ADVANCED      ADVANCED      ADVANCED     ADVANCED    ADVANCED    VARIABLE
                                                 SERIES        SERIES        SERIES       SERIES      SERIES      PRODUCT
                                                  TRUST         TRUST         TRUST        TRUST       TRUST    SERIES FUND
                                               SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ------------- ------------- ------------- ----------- ----------- -----------
                                                                                            AST
                                                   AST           AST           AST      WELLINGTON      AST
                                              T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE MANAGEMENT    WESTERN    ALLIANCE
                                                 EQUITY       LARGE-CAP      NATURAL      HEDGED    ASSET CORE   BERNSTEIN
                                                 INCOME        GROWTH       RESOURCES     EQUITY     PLUS BOND  VPS GROWTH
                                              ------------- ------------- ------------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends....................................    $    --       $   --        $    --      $    --      $  --    $        --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............     (1,150)        (180)        (1,591)      (2,639)      (109)      (294,323)
    Administrative expense...................       (118)         (26)          (186)        (286)       (19)       (28,223)
                                                 -------       ------        -------      -------      -----    -----------
    Net investment income (loss).............     (1,268)        (206)        (1,777)      (2,925)      (128)      (322,546)
                                                 -------       ------        -------      -------      -----    -----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................      2,661          403         28,144        7,964        655      6,830,228
    Cost of investments sold.................      1,904          238         29,897        6,891        624      3,966,103
                                                 -------       ------        -------      -------      -----    -----------
       Realized gains (losses) on fund
        shares...............................        757          165         (1,753)       1,073         31      2,864,125
Realized gain distributions..................         --           --             --           --         --        352,992
                                                 -------       ------        -------      -------      -----    -----------
    Net realized gains (losses)..............        757          165         (1,753)       1,073         31      3,217,117
Change in unrealized gains (losses)..........      4,886        1,274         (6,150)       9,345        863     (1,032,687)
                                                 -------       ------        -------      -------      -----    -----------
    Net realized and change in
     unrealized gains (losses) on
     investments.............................      5,643        1,439         (7,903)      10,418        894      2,184,430
                                                 -------       ------        -------      -------      -----    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................    $ 4,375       $1,233        $(9,680)     $ 7,493      $ 766    $ 1,861,884
                                                 =======       ======        =======      =======      =====    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      --------------------------------------------------------------------------------------
                                        ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                        BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN       AMERICAN
                                        VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE        CENTURY
                                         PRODUCT       PRODUCT       PRODUCT       PRODUCT       PRODUCT        VARIABLE
                                       SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND  PORTFOLIOS, INC.
                                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                      ------------- ------------- ------------- ------------- ------------- ----------------
                                        ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                      BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS   ALLIANCE        AMERICAN
                                        GROWTH &    INTERNATIONAL   LARGE CAP     SMALL/MID   BERNSTEIN VPS     CENTURY
                                         INCOME         VALUE        GROWTH       CAP VALUE       VALUE       VP BALANCED
                                      ------------- ------------- ------------- ------------- ------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................  $   634,380   $   376,462   $       --    $    66,979    $ 15,739         $  183
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................     (908,647)     (173,780)    (266,956)      (234,652)    (16,046)          (163)
    Administrative expense...........      (67,525)      (22,386)     (21,323)       (29,968)     (1,955)           (11)
                                       -----------   -----------   ----------    -----------    --------         ------
    Net investment income
     (loss)..........................     (341,792)      180,296     (288,279)      (197,641)     (2,262)             9
                                       -----------   -----------   ----------    -----------    --------         ------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   15,610,560     2,624,740    6,737,592      6,948,808     249,325          1,033
    Cost of investments sold.........   11,581,605     2,925,053    3,745,509      4,819,453     197,417            908
                                       -----------   -----------   ----------    -----------    --------         ------
       Realized gains (losses)
        on fund shares...............    4,028,955      (300,313)   2,992,083      2,129,355      51,908            125
Realized gain distributions..........           --            --           --      1,652,224          --          1,036
                                       -----------   -----------   ----------    -----------    --------         ------
    Net realized gains
     (losses)........................    4,028,955      (300,313)   2,992,083      3,781,579      51,908          1,161
Change in unrealized gains
 (losses)............................      410,789      (780,696)    (929,176)    (2,571,308)     36,542           (223)
                                       -----------   -----------   ----------    -----------    --------         ------
    Net realized and change in
     unrealized gains (losses)
     on investments..................    4,439,744    (1,081,009)   2,062,907      1,210,271      88,450            938
                                       -----------   -----------   ----------    -----------    --------         ------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ 4,097,952   $  (900,713)  $1,774,628    $ 1,012,630    $ 86,188         $  947
                                       ===========   ===========   ==========    ===========    ========         ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                         ----------------------------------------------------------------------------------
                                             AMERICAN       DEUTSCHE     DEUTSCHE     DEUTSCHE     DEUTSCHE     DEUTSCHE
                                         CENTURY VARIABLE   VARIABLE     VARIABLE     VARIABLE     VARIABLE     VARIABLE
                                         PORTFOLIOS, INC. SERIES I (F) SERIES I (F) SERIES I (F) SERIES I (F) SERIES I (F)
                                           SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                         ---------------- ------------ ------------ ------------ ------------ -------------
                                                                         DEUTSCHE                  DEUTSCHE
                                             AMERICAN       DEUTSCHE     CAPITAL      DEUTSCHE      GLOBAL      DEUTSCHE
                                             CENTURY          BOND        GROWTH    CORE EQUITY   SMALL CAP   INTERNATIONAL
                                         VP INTERNATIONAL  VIP A (G)    VIP A (H)    VIP A (I)    VIP A (J)     VIP A (K)
                                         ---------------- ------------ ------------ ------------ ------------ -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................      $  99         $11,942      $  6,764     $ 6,525     $   9,355     $  4,965
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk..........        (80)         (1,325)       (4,515)     (2,551)       (4,686)      (1,164)
    Administrative expense..............         (7)           (991)       (3,238)     (1,819)       (3,320)        (814)
                                              -----         -------      --------     -------     ---------     --------
    Net investment income
     (loss).............................         12           9,626          (989)      2,155         1,349        2,987
                                              -----         -------      --------     -------     ---------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................         90          56,512       156,470      91,934       146,706       67,275
    Cost of investments sold............         65          57,751        98,827      67,153       121,623       79,998
                                              -----         -------      --------     -------     ---------     --------
       Realized gains (losses) on
        fund shares.....................         25          (1,239)       57,643      24,781        25,083      (12,723)
Realized gain distributions.............         --              --        61,835          --       121,225           --
                                              -----         -------      --------     -------     ---------     --------
    Net realized gains (losses).........         25          (1,239)      119,478      24,781       146,308      (12,723)
Change in unrealized gains
 (losses)...............................       (456)          9,929         3,496      35,355      (202,088)     (23,429)
                                              -----         -------      --------     -------     ---------     --------
    Net realized and change in
     unrealized gains (losses) on
     investments........................       (431)          8,690       122,974      60,136       (55,780)     (36,152)
                                              -----         -------      --------     -------     ---------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................      $(419)        $18,316      $121,985     $62,291     $ (54,431)    $(33,165)
                                              =====         =======      ========     =======     =========     ========

--------
(f)Previously known as DWS Variable Series I
(g)Previously known as DWS Bond VIP A
(h)Previously known as DWS Capital Growth VIP A
(i)Previously known as DWS Core Equity VIP A
(j)Previously known as DWS Global Small Cap Growth VIP A
(k)Previously known as DWS International VIP A

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                         -----------------------------------------------------------------------------
                                                                                     DREYFUS
                                                                                    SOCIALLY                 DREYFUS
                                           DEUTSCHE      DEUTSCHE      DEUTSCHE    RESPONSIBLE   DREYFUS    VARIABLE
                                           VARIABLE      VARIABLE      VARIABLE      GROWTH    STOCK INDEX INVESTMENT
                                         SERIES II (L) SERIES II (L) SERIES II (L) FUND, INC.     FUND        FUND
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ------------- ------------- ------------- ----------- ----------- -----------
                                           DEUTSCHE      DEUTSCHE      DEUTSCHE      DREYFUS
                                         GLOBAL INCOME     MONEY       SMALL MID    SOCIALLY     DREYFUS       VIF
                                            BUILDER       MARKET      CAP GROWTH   RESPONSIBLE STOCK INDEX  GROWTH &
                                         VIP A II (M)  VIP A II (N)  VIP A II (O)  GROWTH FUND    FUND       INCOME
                                         ------------- ------------- ------------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  40,002      $    17       $    --      $  217      $10,107     $   699
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........      (5,353)        (747)       (1,584)       (248)      (7,652)     (1,232)
    Administrative expense..............      (3,824)        (504)       (1,126)        (21)        (577)        (91)
                                           ---------      -------       -------      ------      -------     -------
    Net investment income (loss)........      30,825       (1,234)       (2,710)        (52)       1,878        (624)
                                           ---------      -------       -------      ------      -------     -------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................     160,228        6,039        60,144         276       24,187      10,498
    Cost of investments sold............     139,069        6,039        38,575         193       16,422       6,827
                                           ---------      -------       -------      ------      -------     -------
       Realized gains (losses) on
        fund shares.....................      21,159           --        21,569          83        7,765       3,671
Realized gain distributions.............     131,872           --            --       1,417        6,570          --
                                           ---------      -------       -------      ------      -------     -------
    Net realized gains (losses).........     153,031           --        21,569       1,500       14,335       3,671
Change in unrealized gains (losses).....    (142,937)          --          (485)        935       48,428       4,165
                                           ---------      -------       -------      ------      -------     -------
    Net realized and change in
     unrealized gains (losses) on
     investments........................      10,094           --        21,084       2,435       62,763       7,836
                                           ---------      -------       -------      ------      -------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................   $  40,919      $(1,234)      $18,374      $2,383      $64,641     $ 7,212
                                           =========      =======       =======      ======      =======     =======

--------
(l)Previously known as DWS Variable Series II
(m)Previously known as DWS Global Income Builder VIP A II
(n)Previously known as DWS Money Market VIP A II
(o)Previously known as DWS Small Mid Cap Growth VIP A II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      -------------------------------------------------------------------------------
                                        DREYFUS                 FIDELITY      FIDELITY      FIDELITY      FIDELITY
                                       VARIABLE    FEDERATED    VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                      INVESTMENT   INSURANCE    INSURANCE     INSURANCE     INSURANCE     INSURANCE
                                         FUND       SERIES    PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND
                                      SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                      ----------- ----------- ------------- ------------- ------------- -------------
                                                   FEDERATED
                                                     PRIME
                                       VIF MONEY     MONEY         VIP           VIP                      VIP HIGH
                                        MARKET      FUND II    CONTRAFUND   EQUITY-INCOME  VIP GROWTH      INCOME
                                      ----------- ----------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $     1    $     --    $   42,207     $ 21,743      $  6,372      $ 30,289
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (4,911)    (68,411)      (63,270)     (10,362)      (45,012)       (7,641)
    Administrative expense...........      (378)     (5,205)       (5,083)        (797)       (3,560)         (621)
                                        -------    --------    ----------     --------      --------      --------
    Net investment income
     (loss)..........................    (5,288)    (73,616)      (26,146)      10,584       (42,200)       22,027
                                        -------    --------    ----------     --------      --------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    86,199     988,699     1,501,734      126,931       562,607       178,026
    Cost of investments sold.........    86,199     988,699     1,002,345      103,210       348,864       175,982
                                        -------    --------    ----------     --------      --------      --------
       Realized gains (losses)
        on fund shares...............        --          --       499,389       23,721       213,743         2,044
Realized gain distributions..........        --          --        88,551       10,827            --            --
                                        -------    --------    ----------     --------      --------      --------
    Net realized gains (losses)......        --          --       587,940       34,548       213,743         2,044
Change in unrealized gains
 (losses)............................        --          --       (46,647)      11,962       164,290       (20,950)
                                        -------    --------    ----------     --------      --------      --------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................        --          --       541,293       46,510       378,033       (18,906)
                                        -------    --------    ----------     --------      --------      --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $(5,288)   $(73,616)   $  515,147     $ 57,094      $335,833      $  3,121
                                        =======    ========    ==========     ========      ========      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                      -------------------------------------------------------------------------------------------
                                        FIDELITY     FIDELITY    FIDELITY       FIDELITY          FIDELITY          FIDELITY
                                        VARIABLE     VARIABLE    VARIABLE       VARIABLE          VARIABLE          VARIABLE
                                        INSURANCE    INSURANCE   INSURANCE      INSURANCE         INSURANCE         INSURANCE
                                        PRODUCTS     PRODUCTS    PRODUCTS     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                                          FUND         FUND        FUND     (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                       SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                      ------------- ----------- ----------- ----------------- ----------------- -----------------
                                                        VIP                     VIP ASSET                              VIP
                                                    INVESTMENT      VIP      MANAGER GROWTH    VIP CONTRAFUND     EQUITY-INCOME
                                      VIP INDEX 500 GRADE BOND   OVERSEAS   (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                      ------------- ----------- ----------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   61,476    $ 26,382    $  10,340        $ 103          $   308,271         $16,221
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................     (52,193)    (14,324)     (11,393)        (195)            (657,676)         (9,412)
    Administrative expense...........      (4,160)     (1,232)        (919)         (14)             (87,323)           (638)
                                       ----------    --------    ---------        -----          -----------         -------
    Net investment income
     (loss)..........................       5,123      10,826       (1,972)        (106)            (436,728)          6,171
                                       ----------    --------    ---------        -----          -----------         -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   1,110,285     229,144      369,387          209           14,312,007          77,857
    Cost of investments sold.........     740,020     226,737      324,217          125           10,976,573          68,650
                                       ----------    --------    ---------        -----          -----------         -------
       Realized gains (losses)
        on fund shares...............     370,265       2,407       45,170           84            3,335,434           9,207
Realized gain distributions..........       3,412         501          279           10              858,346           8,803
                                       ----------    --------    ---------        -----          -----------         -------
    Net realized gains
     (losses)........................     373,677       2,908       45,449           94            4,193,780          18,010
Change in unrealized gains
 (losses)............................      90,313      40,056     (127,555)         496              528,668          17,765
                                       ----------    --------    ---------        -----          -----------         -------
    Net realized and change in
     unrealized gains (losses)
     on investments..................     463,990      42,964      (82,106)         590            4,722,448          35,775
                                       ----------    --------    ---------        -----          -----------         -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $  469,113    $ 53,790    $ (84,078)       $ 484          $ 4,285,720         $41,946
                                       ==========    ========    =========        =====          ===========         =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                      ------------------------------------------------------------------------
                                       FIDELITY    FIDELITY    FIDELITY    FIDELITY    FIDELITY    FIDELITY
                                       VARIABLE    VARIABLE    VARIABLE    VARIABLE    VARIABLE    VARIABLE
                                       INSURANCE   INSURANCE   INSURANCE   INSURANCE   INSURANCE   INSURANCE
                                       PRODUCTS    PRODUCTS    PRODUCTS    PRODUCTS    PRODUCTS    PRODUCTS
                                         FUND        FUND        FUND        FUND        FUND        FUND
                                       (SERVICE    (SERVICE    (SERVICE    (SERVICE    (SERVICE    (SERVICE
                                       CLASS 2)    CLASS 2)    CLASS 2)    CLASS 2)    CLASS 2)    CLASS 2)
                                      SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                      ----------- ----------- ----------- ----------- ----------- -----------
                                          VIP         VIP         VIP         VIP
                                        FREEDOM     FREEDOM     FREEDOM     FREEDOM
                                         2010        2020        2030       INCOME                VIP GROWTH
                                       PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO  VIP GROWTH   & INCOME
                                       (SERVICE    (SERVICE    (SERVICE    (SERVICE    (SERVICE    (SERVICE
                                       CLASS 2)    CLASS 2)    CLASS 2)    CLASS 2)    CLASS 2)    CLASS 2)
                                      ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................ $   59,908  $   55,648   $ 29,115    $ 18,929     $    --   $    97,242
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (73,477)    (65,229)   (34,227)    (24,389)     (2,261)     (130,966)
    Administrative expense...........     (9,768)     (8,600)    (4,694)     (3,328)       (153)      (17,048)
                                      ----------  ----------   --------    --------     -------   -----------
    Net investment income
     (loss)..........................    (23,337)    (18,181)    (9,806)     (8,788)     (2,414)      (50,772)
                                      ----------  ----------   --------    --------     -------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............  1,791,002   1,530,202    655,893     558,043      14,883     7,447,353
    Cost of investments sold.........  1,523,038   1,273,707    517,185     521,836       7,687     5,006,607
                                      ----------  ----------   --------    --------     -------   -----------
       Realized gains (losses)
        on fund shares...............    267,964     256,495    138,708      36,207       7,196     2,440,746
Realized gain distributions..........     84,647      82,322     46,726      16,527          --         3,317
                                      ----------  ----------   --------    --------     -------   -----------
    Net realized gains (losses)......    352,611     338,817    185,434      52,734       7,196     2,444,063
Change in unrealized gains
 (losses)............................   (198,094)   (192,051)   (97,594)     (8,957)      8,283    (1,753,443)
                                      ----------  ----------   --------    --------     -------   -----------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................    154,517     146,766     87,840      43,777      15,479       690,620
                                      ----------  ----------   --------    --------     -------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................... $  131,180  $  128,585   $ 78,034    $ 34,989     $13,065   $   639,848
                                      ==========  ==========   ========    ========     =======   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                             ------------------------------------------------------------------------------------------
                                 FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                 VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                 INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                                 PRODUCTS          PRODUCTS          PRODUCTS          PRODUCTS          PRODUCTS
                                   FUND              FUND              FUND              FUND              FUND
                                 (SERVICE          (SERVICE          (SERVICE          (SERVICE          (SERVICE
                                 CLASS 2)          CLASS 2)          CLASS 2)          CLASS 2)          CLASS 2)
                                SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                             ----------------- ----------------- ----------------- ----------------- -----------------

                                VIP GROWTH            VIP               VIP         VIP INVESTMENT          VIP
                                   STOCK          HIGH INCOME        INDEX 500        GRADE BOND          MID CAP
                             (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                             ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................     $  7,974         $  220,956        $  112,610           $ 27           $    2,303
Charges from Allstate
 Life Insurance
 Company:
    Mortality and
     expense risk...........      (19,725)           (65,115)         (116,915)           (21)            (193,023)
    Administrative
     expense................       (2,606)            (8,070)          (14,991)            (1)             (25,706)
                                 --------         ----------        ----------           ----           ----------
    Net investment
     income (loss)..........      (14,357)           147,771           (19,296)             5             (216,426)
                                 --------         ----------        ----------           ----           ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales..................      502,357          1,408,000         3,549,541            560            4,708,987
    Cost of investments
     sold...................      405,572          1,362,169         2,705,035            580            4,153,975
                                 --------         ----------        ----------           ----           ----------
       Realized gains
        (losses) on
        fund
        shares..............       96,785             45,831           844,506            (20)             555,012
Realized gain
 distributions..............      146,216                 --             7,086              1              328,764
                                 --------         ----------        ----------           ----           ----------
    Net realized gains
     (losses)...............      243,001             45,831           851,592            (19)             883,776
Change in unrealized
 gains (losses).............      (93,915)          (195,793)           (4,195)            73             (168,717)
                                 --------         ----------        ----------           ----           ----------
    Net realized and
     change in
     unrealized gains
     (losses) on
     investments............      149,086           (149,962)          847,397             54              715,059
                                 --------         ----------        ----------           ----           ----------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.................     $134,729         $   (2,191)       $  828,101           $ 59           $  498,633
                                 ========         ==========        ==========           ====           ==========

                             -----------------
                                 FIDELITY
                                 VARIABLE
                                 INSURANCE
                                 PRODUCTS
                                   FUND
                                 (SERVICE
                                 CLASS 2)
                                SUB-ACCOUNT
                             -----------------
                                    VIP
                                   MONEY
                                  MARKET
                             (SERVICE CLASS 2)
                             -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................    $      931
Charges from Allstate
 Life Insurance
 Company:
    Mortality and
     expense risk...........      (134,838)
    Administrative
     expense................       (16,732)
                                ----------
    Net investment
     income (loss)..........      (150,639)
                                ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales..................     6,274,161
    Cost of investments
     sold...................     6,274,161
                                ----------
       Realized gains
        (losses) on
        fund
        shares..............            --
Realized gain
 distributions..............            --
                                ----------
    Net realized gains
     (losses)...............            --
Change in unrealized
 gains (losses).............            --
                                ----------
    Net realized and
     change in
     unrealized gains
     (losses) on
     investments............            --
                                ----------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.................    $ (150,639)
                                ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                         ------------------------------------------------------------------------------
                                           FIDELITY     FRANKLIN      FRANKLIN      FRANKLIN    FRANKLIN     FRANKLIN
                                           VARIABLE     TEMPLETON     TEMPLETON     TEMPLETON   TEMPLETON    TEMPLETON
                                           INSURANCE    VARIABLE      VARIABLE      VARIABLE    VARIABLE     VARIABLE
                                         PRODUCTS FUND  INSURANCE     INSURANCE     INSURANCE   INSURANCE    INSURANCE
                                           (SERVICE     PRODUCTS      PRODUCTS      PRODUCTS    PRODUCTS     PRODUCTS
                                           CLASS 2)       TRUST         TRUST         TRUST       TRUST        TRUST
                                          SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                                         ------------- ----------- --------------- ----------- -----------  -----------
                                                        FRANKLIN                                             FRANKLIN
                                         VIP OVERSEAS   FLEX CAP   FRANKLIN GROWTH  FRANKLIN    FRANKLIN     LARGE CAP
                                           (SERVICE      GROWTH      AND INCOME    HIGH INCOME   INCOME       GROWTH
                                           CLASS 2)      VIP (P)       VIP (Q)       VIP (R)     VIP (S)      VIP (T)
                                         ------------- ----------- --------------- ----------- -----------  -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $   397     $      --    $  710,256    $  591,258  $ 6,562,115  $  348,627
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........       (617)      (31,597)     (409,920)     (149,701)  (1,846,399)   (438,193)
    Administrative expense..............        (36)       (3,991)      (55,668)      (13,665)    (219,599)    (59,878)
                                            -------     ---------    ----------    ----------  -----------  ----------
    Net investment income (loss)........       (256)      (35,588)      244,668       427,892    4,496,117    (149,444)
                                            -------     ---------    ----------    ----------  -----------  ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................      3,518       679,656     7,295,383     2,160,861   33,119,752   9,768,211
    Cost of investments sold............      3,116       455,391     5,996,314     1,988,704   30,559,065   6,905,990
                                            -------     ---------    ----------    ----------  -----------  ----------
       Realized gains (losses) on
        fund shares.....................        402       224,265     1,299,069       172,157    2,560,687   2,862,221
Realized gain distributions.............         10       286,774            --            --           --          --
                                            -------     ---------    ----------    ----------  -----------  ----------
    Net realized gains (losses).........        412       511,039     1,299,069       172,157    2,560,687   2,862,221
Change in unrealized gains
 (losses)...............................     (4,040)     (392,562)      529,765      (723,362)  (2,449,568)    445,582
                                            -------     ---------    ----------    ----------  -----------  ----------
    Net realized and change in
     unrealized gains (losses) on
     investments........................     (3,628)      118,477     1,828,834      (551,205)     111,119   3,307,803
                                            -------     ---------    ----------    ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................    $(3,884)    $  82,889    $2,073,502    $ (123,313) $ 4,607,236  $3,158,359
                                            =======     =========    ==========    ==========  ===========  ==========

--------
(p)Previously known as Franklin Flex Cap Growth Securities
(q)Previously known as Franklin Growth and Income Securities
(r)Previously known as Franklin High Income Securities
(s)Previously known as Franklin Income Securities
(t)Previously known as Franklin Large Cap Growth Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                      -----------------------------------------------------------------------------------------
                                         FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                        TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                                         VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                        INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                                      PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                         FRANKLIN                                     FRANKLIN    FRANKLIN U.S.    TEMPLETON
                                      MUTUAL GLOBAL     FRANKLIN       FRANKLIN    SMALL-MID CAP    GOVERNMENT     DEVELOPING
                                        DISCOVERY    MUTUAL SHARES    SMALL CAP        GROWTH       SECURITIES      MARKETS
                                         VIP (U)        VIP (V)     VALUE VIP (W)     VIP (X)        VIP (Y)        VIP (Z)
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................   $  342,247    $ 1,383,751    $   186,580     $      --      $  452,812    $   189,756
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................     (233,867)    (1,016,184)      (424,258)      (15,590)       (238,071)      (184,840)
    Administrative expense...........      (31,750)      (123,577)       (54,206)       (1,897)        (32,703)       (24,524)
                                        ----------    -----------    -----------     ---------      ----------    -----------
    Net investment income
     (loss)..........................       76,630        243,990       (291,884)      (17,487)        182,038        (19,608)
                                        ----------    -----------    -----------     ---------      ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    3,646,496     16,370,375      8,182,841       184,856       4,994,471      3,388,592
    Cost of investments sold.........    3,251,895     12,428,701      5,548,448       131,649       5,048,227      3,471,074
                                        ----------    -----------    -----------     ---------      ----------    -----------
       Realized gains (losses)
        on fund shares...............      394,601      3,941,674      2,634,393        53,207         (53,756)       (82,482)
Realized gain distributions..........    1,059,175        359,787      2,249,850       215,607              --             --
                                        ----------    -----------    -----------     ---------      ----------    -----------
    Net realized gains
     (losses)........................    1,453,776      4,301,461      4,884,243       268,814         (53,756)       (82,482)
Change in unrealized gains
 (losses)............................     (845,425)      (698,424)    (4,932,019)     (190,122)        189,054     (1,154,616)
                                        ----------    -----------    -----------     ---------      ----------    -----------
    Net realized and change in
     unrealized gains (losses)
     on investments..................      608,351      3,603,037        (47,776)       78,692         135,298     (1,237,098)
                                        ----------    -----------    -----------     ---------      ----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $  684,981    $ 3,847,027    $  (339,660)    $  61,205      $  317,336    $(1,256,706)
                                        ==========    ===========    ===========     =========      ==========    ===========

--------
(u)Previously known as Mutual Global Discovery Securities
(v)Previously known as Mutual Shares Securities
(w)Previously known as Franklin Small Cap Value Securities
(x)Previously known as Franklin Small-Mid Cap Growth Securities
(y)Previously known as Franklin U.S. Government
(z)Previously known as Templeton Developing Markets Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                --------------------------------------------------------------------------------------------
                                   FRANKLIN       FRANKLIN       FRANKLIN
                                  TEMPLETON      TEMPLETON      TEMPLETON        GOLDMAN         GOLDMAN         GOLDMAN
                                   VARIABLE       VARIABLE       VARIABLE         SACHS           SACHS           SACHS
                                  INSURANCE      INSURANCE      INSURANCE       VARIABLE        VARIABLE        VARIABLE
                                PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                -------------- -------------- -------------- --------------- --------------- ---------------
                                  TEMPLETON      TEMPLETON      TEMPLETON          VIT             VIT          VIT SMALL
                                   FOREIGN      GLOBAL BOND       GROWTH        LARGE CAP        MID CAP       CAP EQUITY
                                   VIP (AA)       VIP (AB)       VIP (AC)         VALUE           VALUE       INSIGHTS (AD)
                                -------------- -------------- -------------- --------------- --------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $  1,405,406     $ 86,350       $ 14,636      $   45,493      $   29,018      $   46,737
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................    (1,094,498)     (22,334)       (14,204)        (53,703)        (46,180)       (104,527)
    Administrative
     expense...................      (130,181)      (2,496)        (1,079)         (6,742)         (6,030)        (13,138)
                                 ------------     --------       --------      ----------      ----------      ----------
    Net investment income
     (loss)....................       180,727       61,520           (647)        (14,952)        (23,192)        (70,928)
                                 ------------     --------       --------      ----------      ----------      ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    20,198,013      370,827        129,560       1,044,599       1,037,626       3,397,970
    Cost of investments
     sold......................    17,367,247      339,025        108,093         884,691         825,281       3,039,711
                                 ------------     --------       --------      ----------      ----------      ----------
       Realized gains
        (losses) on fund
        shares.................     2,830,766       31,802         21,467         159,908         212,345         358,259
Realized gain
 distributions.................            --           --             --         600,945         483,226         877,574
                                 ------------     --------       --------      ----------      ----------      ----------
    Net realized gains
     (losses)..................     2,830,766       31,802         21,467         760,853         695,571       1,235,833
Change in unrealized gains
 (losses)......................   (12,065,194)     (82,641)       (64,265)       (371,099)       (322,801)       (923,375)
                                 ------------     --------       --------      ----------      ----------      ----------
    Net realized and
     change in unrealized
     gains (losses) on
     investments...............    (9,234,428)     (50,839)       (42,798)        389,754         372,770         312,458
                                 ------------     --------       --------      ----------      ----------      ----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS....................  $ (9,053,701)    $ 10,681       $(43,445)     $  374,802      $  349,578      $  241,530
                                 ============     ========       ========      ==========      ==========      ==========

--------
(aa)Previously known as Templeton Foreign Securities
(ab)Previously known as Templeton Global Bond Securities
(ac)Previously known as Templeton Growth Securities
(ad)Previously known as VIT Structured Small Cap Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                         -------------------------------------------------------------------------------
                                         GOLDMAN SACHS GOLDMAN SACHS
                                           VARIABLE      VARIABLE      INVESCO      INVESCO      INVESCO      INVESCO
                                           INSURANCE     INSURANCE    INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                             TRUST         TRUST       SERVICES     SERVICES     SERVICES     SERVICES
                                          SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                         ------------- ------------- ------------ ------------ ------------ ------------
                                              VIT           VIT      INVESCO V.I. INVESCO V.I.              INVESCO V.I.
                                           STRATEGIC    U.S. EQUITY    AMERICAN     AMERICAN   INVESCO V.I.     CORE
                                            GROWTH     INSIGHTS (AE)  FRANCHISE      VALUE       COMSTOCK      EQUITY
                                         ------------- ------------- ------------ ------------ ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $    85     $   68,910   $    36,366  $   209,075   $  411,301  $   732,901
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........       (266)       (79,786)   (1,217,118)    (739,733)    (432,742)  (1,169,834)
    Administrative expense..............        (21)       (10,289)      (88,504)     (53,090)     (31,548)     (87,892)
                                            -------     ----------   -----------  -----------   ----------  -----------
    Net investment income
     (loss).............................       (202)       (21,165)   (1,269,256)    (583,748)     (52,989)    (524,825)
                                            -------     ----------   -----------  -----------   ----------  -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................        307      1,755,241    16,084,705   10,029,072    6,436,296   14,173,985
    Cost of investments sold............        197      1,202,221    11,353,806    6,931,892    4,201,763    8,840,567
                                            -------     ----------   -----------  -----------   ----------  -----------
       Realized gains (losses) on
        fund shares.....................        110        553,020     4,730,899    3,097,180    2,234,533    5,333,418
Realized gain distributions.............      4,406        219,289            --    3,732,583           --      409,192
                                            -------     ----------   -----------  -----------   ----------  -----------
    Net realized gains (losses).........      4,516        772,309     4,730,899    6,829,763    2,234,533    5,742,610
Change in unrealized gains
 (losses)...............................     (1,740)       (28,795)    2,234,534   (2,647,941)     191,130      431,701
                                            -------     ----------   -----------  -----------   ----------  -----------
    Net realized and change in
     unrealized gains (losses) on
     investments........................      2,776        743,514     6,965,433    4,181,822    2,425,663    6,174,311
                                            -------     ----------   -----------  -----------   ----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................    $ 2,574     $  722,349   $ 5,696,177  $ 3,598,074   $2,372,674  $ 5,649,486
                                            =======     ==========   ===========  ===========   ==========  ===========

--------
(ae)Previously known as VIT Structured U.S. Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                   -----------------------------------------------------------------------------
                                     INVESCO      INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                                    INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                     SERVICES     SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                                   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                   ------------ ------------ ------------ ------------ ------------ ------------
                                   INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                   DIVERSIFIED  DIVERSIFIED   EQUITY AND  GLOBAL CORE   GOVERNMENT  INVESCO V.I.
                                     DIVIDEND      INCOME       INCOME       EQUITY     SECURITIES   HIGH YIELD
                                   ------------ ------------ ------------ ------------ ------------ ------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................... $ 2,558,711   $  412,227   $  477,568   $  702,120   $  280,109   $  706,094
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................  (2,002,424)    (109,487)    (360,681)    (478,556)    (121,145)    (211,247)
    Administrative expense........    (145,975)      (8,348)     (26,743)     (35,549)      (9,331)     (15,246)
                                   -----------   ----------   ----------   ----------   ----------   ----------
    Net investment income
     (loss).......................     410,312      294,392       90,144      188,015      149,633      479,601
                                   -----------   ----------   ----------   ----------   ----------   ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........  25,037,755    1,460,468    4,755,628    6,323,484    2,129,997    3,551,165
    Cost of investments
     sold.........................  14,417,716    1,647,345    3,781,990    5,731,519    2,192,255    3,509,250
                                   -----------   ----------   ----------   ----------   ----------   ----------
    Realized gains (losses) on
     fund shares..................  10,620,039     (186,877)     973,638      591,965      (62,258)      41,915
Realized gain distributions.......          --           --    1,290,874           --           --           --
                                   -----------   ----------   ----------   ----------   ----------   ----------
    Net realized gains
     (losses).....................  10,620,039     (186,877)   2,264,512      591,965      (62,258)      41,915
Change in unrealized gains
 (losses).........................   5,255,241      425,523     (393,256)    (994,120)     162,456     (405,961)
                                   -----------   ----------   ----------   ----------   ----------   ----------
    Net realized and change in
     unrealized gains (losses)
     on investments...............  15,875,280      238,646    1,871,256     (402,155)     100,198     (364,046)
                                   -----------   ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS....................... $16,285,592   $  533,038   $1,961,400   $ (214,140)  $  249,831   $  115,555
                                   ===========   ==========   ==========   ==========   ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                              ---------------------------------------------------------------------------------
                                                 INVESCO        INVESCO       INVESCO      INVESCO      INVESCO      INVESCO
                                               INVESTMENT     INVESTMENT     INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                                SERVICES       SERVICES       SERVICES     SERVICES     SERVICES     SERVICES
                                               SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                              ------------- --------------- ------------ ------------ ------------ ------------
                                              INVESCO V.I.   INVESCO V.I.   INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                              INTERNATIONAL     MANAGED       MID CAP      MID CAP       MONEY       S&P 500
                                                 GROWTH     VOLATILITY (AF) CORE EQUITY     GROWTH       MARKET       INDEX
                                              ------------- --------------- ------------ ------------ ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends....................................  $   346,795    $  181,386    $     4,367   $       --   $      905   $  620,903
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............     (290,695)      (83,046)      (158,266)    (107,700)     (88,464)    (455,296)
    Administrative expense...................      (22,234)       (6,388)       (11,608)      (8,234)      (6,843)     (32,971)
                                               -----------    ----------    -----------   ----------   ----------   ----------
    Net investment income (loss).............       33,866        91,952       (165,507)    (115,934)     (94,402)     132,636
                                               -----------    ----------    -----------   ----------   ----------   ----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................    3,347,199       659,843      2,030,764    1,246,899    3,195,064    5,430,140
    Cost of investments sold.................    2,086,714       552,295      1,605,724      912,748    3,195,064    3,390,311
                                               -----------    ----------    -----------   ----------   ----------   ----------
       Realized gains (losses) on fund
        shares...............................    1,260,485       107,548        425,040      334,151           --    2,039,829
Realized gain distributions..................           --       296,666      1,252,526           --           --           --
                                               -----------    ----------    -----------   ----------   ----------   ----------
    Net realized gains (losses)..............    1,260,485       404,214      1,677,566      334,151           --    2,039,829
Change in unrealized gains (losses)..........   (1,505,804)      592,240     (1,164,283)     300,805           --    1,487,747
                                               -----------    ----------    -----------   ----------   ----------   ----------
    Net realized and change in
     unrealized gains (losses) on
     investments.............................     (245,319)      996,454        513,283      634,956           --    3,527,576
                                               -----------    ----------    -----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $  (211,453)   $1,088,406    $   347,776   $  519,022   $  (94,402)  $3,660,212
                                               ===========    ==========    ===========   ==========   ==========   ==========

--------
(af)Previously known as Invesco V.I. Utilities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                   ------------------------------------------------------------------------------
                                                                INVESCO      INVESCO      INVESCO      INVESCO
                                     INVESCO       INVESCO     INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                    INVESTMENT   INVESTMENT     SERVICES     SERVICES     SERVICES     SERVICES
                                     SERVICES     SERVICES    (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)
                                   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                   ------------ ------------- ------------ ------------ ------------ ------------
                                                INVESCO V.I.  INVESCO V.I. INVESCO V.I.              INVESCO V.I.
                                   INVESCO V.I.     VALUE       AMERICAN     AMERICAN   INVESCO V.I.     CORE
                                    TECHNOLOGY  OPPORTUNITIES FRANCHISE II   VALUE II   COMSTOCK II   EQUITY II
                                   ------------ ------------- ------------ ------------ ------------ ------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................   $     --    $  108,094   $        --  $    58,611  $ 1,145,527    $ 12,982
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................    (38,778)     (100,528)     (411,799)    (458,831)  (1,692,238)    (30,898)
    Administrative expense........     (2,955)       (7,719)      (39,783)     (59,405)    (175,023)     (3,287)
                                     --------    ----------   -----------  -----------  -----------    --------
    Net investment income
     (loss).......................    (41,733)         (153)     (451,582)    (459,625)    (721,734)    (21,203)
                                     --------    ----------   -----------  -----------  -----------    --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........    414,655     1,213,770     9,047,540    8,456,667   28,466,249     361,157
    Cost of investments
     sold.........................    283,444     1,023,837     4,890,563    6,050,738   18,374,901     233,526
                                     --------    ----------   -----------  -----------  -----------    --------
    Realized gains (losses) on
     fund shares..................    131,211       189,933     4,156,977    2,405,929   10,091,348     127,631
Realized gain distributions.......    246,492            --            --    2,462,814           --       9,240
                                     --------    ----------   -----------  -----------  -----------    --------
    Net realized gains
     (losses).....................    377,703       189,933     4,156,977    4,868,743   10,091,348     136,871
Change in unrealized gains
 (losses).........................    (63,609)      189,166    (2,315,887)  (2,139,173)  (1,761,418)     (1,637)
                                     --------    ----------   -----------  -----------  -----------    --------
    Net realized and change in
     unrealized gains (losses)
     on investments...............    314,094       379,099     1,841,090    2,729,570    8,329,930     135,234
                                     --------    ----------   -----------  -----------  -----------    --------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.......................   $272,361    $  378,946   $ 1,389,508  $ 2,269,945  $ 7,608,196    $114,031
                                     ========    ==========   ===========  ===========  ===========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                      ------------------------------------------------------------------------------
                                        INVESCO      INVESCO      INVESCO      INVESCO       INVESCO      INVESCO
                                       INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT    INVESTMENT
                                        SERVICES     SERVICES     SERVICES     SERVICES     SERVICES      SERVICES
                                      (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)   (SERIES II)  (SERIES II)
                                      SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                      ------------ ------------ ------------ ------------ ------------- ------------
                                      INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO V.I.
                                      DIVERSIFIED  DIVERSIFIED   EQUITY AND  GLOBAL CORE   GOVERNMENT    GROWTH AND
                                      DIVIDEND II   INCOME II    INCOME II    EQUITY II   SECURITIES II  INCOME II
                                      ------------ ------------ ------------ ------------ ------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................ $   513,942    $ 7,020    $   543,739   $  273,085     $ 8,381    $   791,357
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (589,896)    (2,385)      (541,499)    (284,335)     (4,654)      (813,285)
    Administrative expense...........     (48,175)      (157)       (62,032)     (24,135)       (290)      (106,044)
                                      -----------    -------    -----------   ----------     -------    -----------
    Net investment income
     (loss)..........................    (124,129)     4,478        (59,792)     (35,385)      3,437       (127,972)
                                      -----------    -------    -----------   ----------     -------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............  10,597,601     33,082      8,550,637    5,609,987      23,775     14,483,962
    Cost of investments sold.........   6,627,084     37,143      6,314,614    4,911,696      25,013     10,002,589
                                      -----------    -------    -----------   ----------     -------    -----------
       Realized gains (losses)
        on fund shares...............   3,970,517     (4,061)     2,236,023      698,291      (1,238)     4,481,373
Realized gain distributions..........          --         --      1,676,971           --          --      6,183,214
                                      -----------    -------    -----------   ----------     -------    -----------
    Net realized gains (losses)......   3,970,517     (4,061)     3,912,994      698,291      (1,238)    10,664,587
Change in unrealized gains
 (losses)............................    (185,651)     9,050     (1,430,534)    (806,086)      3,915     (6,247,843)
                                      -----------    -------    -----------   ----------     -------    -----------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................   3,784,866      4,989      2,482,460     (107,795)      2,677      4,416,744
                                      -----------    -------    -----------   ----------     -------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................... $ 3,660,737    $ 9,467    $ 2,422,668   $ (143,180)    $ 6,114    $ 4,288,772
                                      ===========    =======    ===========   ==========     =======    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                         ---------------------------------------------------------------------------------------
                                            INVESCO       INVESCO         INVESCO          INVESCO       INVESCO      INVESCO
                                          INVESTMENT    INVESTMENT       INVESTMENT       INVESTMENT    INVESTMENT   INVESTMENT
                                           SERVICES      SERVICES         SERVICES         SERVICES      SERVICES     SERVICES
                                          (SERIES II)   (SERIES II)     (SERIES II)      (SERIES II)   (SERIES II)  (SERIES II)
                                          SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                         ------------- ------------- ------------------ -------------- ------------ ------------
                                                       INVESCO V.I.     INVESCO V.I.     INVESCO V.I.  INVESCO V.I. INVESCO V.I.
                                         INVESCO V.I.  INTERNATIONAL      MANAGED          MID CAP       MID CAP       MONEY
                                         HIGH YIELD II   GROWTH II   VOLATILITY II (AG) CORE EQUITY II  GROWTH II    MARKET II
                                         ------------- ------------- ------------------ -------------- ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $  435,266    $   34,185        $ 4,116         $      --     $       --    $     97
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........    (162,354)      (46,974)        (2,351)          (29,916)      (147,832)    (10,477)
    Administrative expense..............     (13,981)       (5,848)          (163)           (3,229)       (14,387)       (731)
                                          ----------    ----------        -------         ---------     ----------    --------
    Net investment income (loss)........     258,931       (18,637)         1,602           (33,145)      (162,219)    (11,111)
                                          ----------    ----------        -------         ---------     ----------    --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................   1,846,420     2,269,683         40,399           506,779      2,829,926      51,488
    Cost of investments sold............   1,843,510     1,801,830         36,220           403,090      2,174,396      51,488
                                          ----------    ----------        -------         ---------     ----------    --------
       Realized gains (losses) on
        fund shares.....................       2,910       467,853          4,179           103,689        655,530          --
Realized gain distributions.............          --            --          7,363           208,872             --          --
                                          ----------    ----------        -------         ---------     ----------    --------
    Net realized gains (losses).........       2,910       467,853         11,542           312,561        655,530          --
Change in unrealized gains
 (losses)...............................    (250,289)     (437,708)        14,679          (231,134)        38,383          --
                                          ----------    ----------        -------         ---------     ----------    --------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    (247,379)       30,145         26,221            81,427        693,913          --
                                          ----------    ----------        -------         ---------     ----------    --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $   11,552    $   11,508        $27,823         $  48,282     $  531,694    $(11,111)
                                          ==========    ==========        =======         =========     ==========    ========

--------
(ag)Previously known as Invesco V.I. Utilities II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                         ------------------------------------------------------------------------------------
                                           INVESCO       INVESCO        INVESCO                                  LEGG MASON
                                          INVESTMENT   INVESTMENT      INVESTMENT                    LAZARD       PARTNERS
                                           SERVICES     SERVICES        SERVICES        JANUS      RETIREMENT     VARIABLE
                                         (SERIES II)   (SERIES II)    (SERIES II)    ASPEN SERIES SERIES, INC.  EQUITY TRUST
                                         SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------ ------------- ---------------- ------------ ------------ --------------
                                                                                                                CLEARBRIDGE
                                                                                                                VARIABLE ALL
                                         INVESCO V.I.                   INVESCO                     EMERGING     CAP VALUE
                                           S&P 500    INVESCO V.I.     V.I. VALUE       FORTY       MARKETS     PORTFOLIO I
                                           INDEX II   TECHNOLOGY II OPPORTUNITIES II  PORTFOLIO      EQUITY    (AI) (AJ) (AK)
                                         ------------ ------------- ---------------- ------------ ------------ --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................... $   899,056     $    --       $   59,868      $    16       $   9         $  221
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........    (912,760)       (196)         (80,970)        (142)         (8)           (16)
    Administrative expense..............     (82,021)        (13)          (9,438)         (11)         --             (1)
                                         -----------     -------       ----------      -------       -----         ------
    Net investment income (loss)........     (95,725)       (209)         (30,540)        (137)          1            204
                                         -----------     -------       ----------      -------       -----         ------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................  16,230,690       6,585        1,420,514          641         249          1,664
    Cost of investments sold............  10,099,984       4,686        1,164,074          315         198          2,324
                                         -----------     -------       ----------      -------       -----         ------
       Realized gains (losses) on
        fund shares.....................   6,130,706       1,899          256,440          326          51           (660)
Realized gain distributions.............          --         963               --        2,995           5            674
                                         -----------     -------       ----------      -------       -----         ------
    Net realized gains (losses).........   6,130,706       2,862          256,440        3,321          56             14
Change in unrealized gains
 (losses)...............................    (164,386)     (1,615)           6,060       (2,466)       (104)          (145)
                                         -----------     -------       ----------      -------       -----         ------
    Net realized and change in
     unrealized gains (losses) on
     investments........................   5,966,320       1,247          262,500          855         (48)          (131)
                                         -----------     -------       ----------      -------       -----         ------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS............................. $ 5,870,595     $ 1,038       $  231,960      $   718       $ (47)        $   73
                                         ===========     =======       ==========      =======       =====         ======

--------
(ai)Previously known as Clearbridge Variable Fundamental All Cap Value
    Portfolio I
(aj)On December 5, 2014, ClearBridge Variable All Cap Value Portfolio I merged into ClearBridge Variable Large Cap Value Portfolio I
(ak)For the period beginning January 1, 2014 and ended December 5, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      -----------------------------------------------------------------------------------
                                         LEGG MASON
                                          PARTNERS
                                          VARIABLE       LORD ABBETT   LORD ABBETT  LORD ABBETT  LORD ABBETT  LORD ABBETT
                                      EQUITY TRUST (AH)  SERIES FUND   SERIES FUND  SERIES FUND  SERIES FUND  SERIES FUND
                                         SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                      ----------------- -------------- -----------  ----------- ------------- -----------
                                         CLEARBRIDGE
                                       VARIABLE LARGE
                                          CAP VALUE                    FUNDAMENTAL  GROWTH AND     GROWTH       MID-CAP
                                      PORTFOLIO I (AJ)  BOND-DEBENTURE   EQUITY       INCOME    OPPORTUNITIES    STOCK
                                      ----------------- -------------- -----------  ----------- ------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................       $  41         $  920,644   $    23,504  $   93,520   $        --  $   67,798
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................         (20)          (301,848)      (82,450)   (208,238)     (129,635)   (240,483)
    Administrative expense...........          (1)           (42,040)      (11,080)    (28,219)      (17,565)    (32,514)
                                            -----         ----------   -----------  ----------   -----------  ----------
    Net investment income
     (loss)..........................          20            576,756       (70,026)   (142,937)     (147,200)   (205,199)
                                            -----         ----------   -----------  ----------   -----------  ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............         710          6,673,404     1,800,205   4,556,577     2,378,507   4,646,522
    Cost of investments sold.........         503          6,205,799     1,374,617   3,608,805     2,254,596   3,548,879
                                            -----         ----------   -----------  ----------   -----------  ----------
       Realized gains (losses)
        on fund shares...............         207            467,605       425,588     947,772       123,911   1,097,643
Realized gain distributions..........         153            521,951       930,057          --     1,791,663          --
                                            -----         ----------   -----------  ----------   -----------  ----------
    Net realized gains
     (losses)........................         360            989,556     1,355,645     947,772     1,915,574   1,097,643
Change in unrealized gains
 (losses)............................        (282)          (901,662)   (1,004,789)     (1,768)   (1,393,847)    667,227
                                            -----         ----------   -----------  ----------   -----------  ----------
    Net realized and change in
     unrealized gains (losses)
     on investments..................          78             87,894       350,856     946,004       521,727   1,764,870
                                            -----         ----------   -----------  ----------   -----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................       $  98         $  664,650   $   280,830  $  803,067   $   374,527  $1,559,671
                                            =====         ==========   ===========  ==========   ===========  ==========

--------
(ah)Previously known as Legg Mason Partners Variable Portfolios I, Inc.
(aj)On December 5, 2014, ClearBridge Variable All Cap Value Portfolio I merged into ClearBridge Variable Large Cap Value Portfolio I

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      ---------------------------------------------------------------------------------
                                      MFS VARIABLE MFS VARIABLE  MFS VARIABLE   MFS VARIABLE MFS VARIABLE MFS VARIABLE
                                       INSURANCE    INSURANCE      INSURANCE     INSURANCE    INSURANCE     INSURANCE
                                         TRUST        TRUST          TRUST         TRUST        TRUST         TRUST
                                      SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                      ------------ ------------ --------------- ------------ ------------ -------------
                                                       MFS            MFS         MFS NEW        MFS           MFS
                                       MFS GROWTH   HIGH YIELD  INVESTORS TRUST  DISCOVERY     RESEARCH   RESEARCH BOND
                                      ------------ ------------ --------------- ------------ ------------ -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $    808     $ 17,436      $ 10,533      $      --     $  5,443     $ 20,615
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................    (10,080)      (4,090)      (14,103)       (18,432)      (9,124)      (8,814)
    Administrative expense...........       (779)        (354)       (1,121)        (1,530)        (662)        (744)
                                        --------     --------      --------      ---------     --------     --------
    Net investment income
     (loss)..........................    (10,051)      12,992        (4,691)       (19,962)      (4,343)      11,057
                                        --------     --------      --------      ---------     --------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     66,121       50,802       134,259        327,693      170,605      208,871
    Cost of investments sold.........     43,052       50,167        81,142        254,520      113,412      185,958
                                        --------     --------      --------      ---------     --------     --------
       Realized gains (losses)
        on fund shares...............     23,069          635        53,117         73,173       57,193       22,913
Realized gain distributions..........     51,544           --        86,088        307,958       49,387           --
                                        --------     --------      --------      ---------     --------     --------
    Net realized gains
     (losses)........................     74,613          635       139,205        381,131      106,580       22,913
Change in unrealized gains
 (losses)............................     (8,392)     (14,305)      (32,403)      (506,158)     (47,415)        (172)
                                        --------     --------      --------      ---------     --------     --------
    Net realized and change in
     unrealized gains (losses)
     on investments..................     66,221      (13,670)      106,802       (125,027)      59,165       22,741
                                        --------     --------      --------      ---------     --------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $ 56,170     $   (678)     $102,111      $(144,989)    $ 54,822     $ 33,798
                                        ========     ========      ========      =========     ========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                ---------------------------------------------------------------------------------------------
                                               MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                                MFS VARIABLE     INSURANCE       INSURANCE       INSURANCE       INSURANCE       INSURANCE
                                  INSURANCE        TRUST           TRUST           TRUST           TRUST           TRUST
                                    TRUST     (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                 SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                ------------- --------------- --------------- --------------- --------------- ---------------
                                                               MFS INVESTORS      MFS NEW
                                                MFS GROWTH         TRUST         DISCOVERY     MFS RESEARCH    MFS UTILITIES
                                MFS UTILITIES (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                ------------- --------------- --------------- --------------- --------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................    $ 5,343       $     --         $   976        $     --        $    230        $ 27,393
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (3,272)        (1,303)         (1,905)         (1,957)           (602)        (21,573)
    Administrative
     expense...................       (250)           (90)           (135)           (135)            (43)         (1,431)
                                   -------       --------         -------        --------        --------        --------
    Net investment income
     (loss)....................      1,821         (1,393)         (1,064)         (2,092)           (415)          4,389
                                   -------       --------         -------        --------        --------        --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      5,257         74,600          21,181          45,563          28,847         267,982
    Cost of investments
     sold......................      3,623         36,164          11,460          36,163          13,676         183,659
                                   -------       --------         -------        --------        --------        --------
       Realized gains
        (losses) on fund
        shares.................      1,634         38,436           9,721           9,400          15,171          84,323
Realized gain distributions....      9,370          6,069           9,916          28,358           3,038          52,801
                                   -------       --------         -------        --------        --------        --------
    Net realized gains
     (losses)..................     11,004         44,505          19,637          37,758          18,209         137,124
Change in unrealized gains
 (losses)......................     11,451        (39,117)         (7,108)        (49,312)        (14,625)           (740)
                                   -------       --------         -------        --------        --------        --------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............     22,455          5,388          12,529         (11,554)          3,584         136,384
                                   -------       --------         -------        --------        --------        --------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................    $24,276       $  3,995         $11,465        $(13,646)       $  3,169        $140,773
                                   =======       ========         =======        ========        ========        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                -----------------------------------------------------------------------------------------
                                MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                                   VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                  INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT
                                    SERIES         SERIES         SERIES         SERIES         SERIES         SERIES
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- -------------- --------------
                                                   GLOBAL
                                   EUROPEAN    INFRASTRUCTURE                   LIMITED                      MULTI CAP
                                    EQUITY        (AL)(AM)     INCOME PLUS      DURATION     MONEY MARKET      GROWTH
                                -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $   887,822    $  1,323,164   $ 2,755,740     $  142,358    $     2,911    $         --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (478,480)       (219,470)     (860,945)      (109,133)      (385,095)     (2,597,583)
    Administrative
     expense...................      (34,458)        (16,054)      (63,328)        (8,028)       (27,880)       (178,400)
                                 -----------    ------------   -----------     ----------    -----------    ------------
    Net investment income
     (loss)....................      374,884       1,087,640     1,831,467         25,197       (410,064)     (2,775,983)
                                 -----------    ------------   -----------     ----------    -----------    ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    6,408,434      57,310,659    12,085,613      1,605,607     13,314,917      34,025,927
    Cost of investments
     sold......................    5,694,631      71,425,785    10,904,550      1,897,081     13,314,917      20,154,673
                                 -----------    ------------   -----------     ----------    -----------    ------------
       Realized gains
        (losses) on fund
        shares.................      713,803     (14,115,126)    1,181,063       (291,474)            --      13,871,254
Realized gain
 distributions.................           --       7,691,737            --             --             --      25,084,578
                                 -----------    ------------   -----------     ----------    -----------    ------------
    Net realized gains
     (losses)..................      713,803      (6,423,389)    1,181,063       (291,474)            --      38,955,832
Change in unrealized gains
 (losses)......................   (4,839,940)      8,402,365     1,068,734        243,443             --     (28,084,263)
                                 -----------    ------------   -----------     ----------    -----------    ------------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............   (4,126,137)      1,978,976     2,249,797        (48,031)            --      10,871,569
                                 -----------    ------------   -----------     ----------    -----------    ------------
INCREASE (DECREASE)
 IN NET ASSETS
 FROM
 OPERATIONS....................  $(3,751,253)   $  3,066,616   $ 4,081,264     $  (22,834)   $  (410,064)   $  8,095,586
                                 ===========    ============   ===========     ==========    ===========    ============

--------
(al)On April 25, 2014, Global Infrastructure merged into Van Kampen UIF Global Infrastructure
(am)For the period beginning January 1, 2014 and ended April 25, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                             --------------------------------------------------------------------------------------
                              MORGAN STANLEY   MORGAN STANLEY    MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                                 VARIABLE         VARIABLE          VARIABLE         VARIABLE         VARIABLE
                                INVESTMENT       INVESTMENT        INVESTMENT       INVESTMENT       INVESTMENT
                                  SERIES           SERIES            SERIES           SERIES           SERIES
                             (CLASS Y SHARES) (CLASS Y SHARES)  (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                               SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                             ---------------- ----------------- ---------------- ---------------- ----------------
                                                   GLOBAL
                                 EUROPEAN      INFRASTRUCTURE                        LIMITED           MONEY
                                  EQUITY          (CLASS Y        INCOME PLUS        DURATION          MARKET
                             (CLASS Y SHARES) SHARES) (AM) (AN) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                             ---------------- ----------------- ---------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................   $   214,892       $   307,325      $ 2,904,710      $   446,396      $     3,480
Charges from Allstate
 Life Insurance
 Company:
    Mortality and
     expense risk...........      (161,394)          (72,151)      (1,141,553)        (477,128)        (538,719)
    Administrative
     expense................       (12,117)           (5,133)        (113,741)         (41,213)         (51,698)
                               -----------       -----------      -----------      -----------      -----------
    Net investment
     income (loss)..........        41,381           230,041        1,649,416          (71,945)        (586,937)
                               -----------       -----------      -----------      -----------      -----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
    Proceeds from
     sales..................     2,447,135        15,145,490       19,566,525        6,363,622       19,315,829
    Cost of investments
     sold...................     2,154,039        18,479,014       17,722,219        7,616,099       19,315,829
                               -----------       -----------      -----------      -----------      -----------
       Realized gains
        (losses) on
        fund
        shares..............       293,096        (3,333,524)       1,844,306       (1,252,477)              --
Realized gain
 distributions..............            --         2,059,002               --               --               --
                               -----------       -----------      -----------      -----------      -----------
    Net realized gains
     (losses)...............       293,096        (1,274,522)       1,844,306       (1,252,477)              --
Change in unrealized
 gains (losses).............    (1,408,453)        1,841,571          752,122        1,071,989               --
                               -----------       -----------      -----------      -----------      -----------
    Net realized and
     change in
     unrealized gains
     (losses) on
     investments............    (1,115,357)          567,049        2,596,428         (180,488)              --
                               -----------       -----------      -----------      -----------      -----------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.................   $(1,073,976)      $   797,090      $ 4,245,844      $  (252,433)     $  (586,937)
                               ===========       ===========      ===========      ===========      ===========

                             ----------------
                              MORGAN STANLEY
                                 VARIABLE
                                INVESTMENT
                                  SERIES
                             (CLASS Y SHARES)
                               SUB-ACCOUNT
                             ----------------

                                MULTI CAP
                                  GROWTH
                             (CLASS Y SHARES)
                             ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................   $         --
Charges from Allstate
 Life Insurance
 Company:
    Mortality and
     expense risk...........       (949,941)
    Administrative
     expense................        (77,905)
                               ------------
    Net investment
     income (loss)..........     (1,027,846)
                               ------------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
    Proceeds from
     sales..................     18,778,841
    Cost of investments
     sold...................     10,389,939
                               ------------
       Realized gains
        (losses) on
        fund
        shares..............      8,388,902
Realized gain
 distributions..............      7,338,118
                               ------------
    Net realized gains
     (losses)...............     15,727,020
Change in unrealized
 gains (losses).............    (13,016,180)
                               ------------
    Net realized and
     change in
     unrealized gains
     (losses) on
     investments............      2,710,840
                               ------------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.................   $  1,682,994
                               ============

--------
(am)For the period beginning January 1, 2014 and ended April 25, 2014
(an)On April 25, 2014, Global Infrastructure (Class Y Shares) merged into Van Kampen UIF Global Infrastructure (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                      -------------------------------------------------------------------------------
                                       NEUBERGER   NEUBERGER
                                        BERMAN      BERMAN
                                       ADVISORS    ADVISORS    OPPENHEIMER   OPPENHEIMER   OPPENHEIMER   OPPENHEIMER
                                      MANAGEMENT  MANAGEMENT    VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                         TRUST       TRUST    ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS
                                      SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                      ----------- ----------- ------------- ------------- ------------- -------------
                                                                                                         OPPENHEIMER
                                          AMT         AMT      OPPENHEIMER   OPPENHEIMER                  DISCOVERY
                                       LARGE CAP    MID-CAP      CAPITAL       CAPITAL     OPPENHEIMER     MID CAP
                                         VALUE      GROWTH    APPRECIATION     INCOME       CORE BOND      GROWTH
                                      ----------- ----------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $  153      $    --     $ 14,510      $ 30,484      $ 46,679       $    --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................     (347)        (194)     (41,826)      (19,911)      (10,336)       (8,427)
    Administrative expense...........      (24)         (12)      (3,289)       (1,496)         (864)         (607)
                                        ------      -------     --------      --------      --------       -------
    Net investment income
     (loss)..........................     (218)        (206)     (30,605)        9,077        35,479        (9,034)
                                        ------      -------     --------      --------      --------       -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    4,926       23,123      649,891       143,183       321,318        28,154
    Cost of investments sold.........    4,570       15,940      413,200       133,983       385,431        16,881
                                        ------      -------     --------      --------      --------       -------
       Realized gains (losses)
        on fund shares...............      356        7,183      236,691         9,200       (64,113)       11,273
Realized gain distributions..........       --           --       78,998            --            --            --
                                        ------      -------     --------      --------      --------       -------
    Net realized gains (losses)......      356        7,183      315,689         9,200       (64,113)       11,273
Change in unrealized gains
 (losses)............................    1,716       (7,376)     144,556        78,150        80,546        23,093
                                        ------      -------     --------      --------      --------       -------
    Net realized and change in
     unrealized gains (losses)
     on investments..................    2,072         (193)     460,245        87,350        16,433        34,366
                                        ------      -------     --------      --------      --------       -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $1,854      $  (399)    $429,640      $ 96,427      $ 51,912       $25,332
                                        ======      =======     ========      ========      ========       =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                --------------------------------------------------------------------------------------------
                                                                                              OPPENHEIMER      OPPENHEIMER
                                                                                               VARIABLE         VARIABLE
                                 OPPENHEIMER    OPPENHEIMER     OPPENHEIMER   OPPENHEIMER    ACCOUNT FUNDS    ACCOUNT FUNDS
                                  VARIABLE        VARIABLE       VARIABLE      VARIABLE     (SERVICE SHARES  (SERVICE SHARES
                                ACCOUNT FUNDS  ACCOUNT FUNDS   ACCOUNT FUNDS ACCOUNT FUNDS      ("SS"))          ("SS"))
                                 SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                ------------- ---------------- ------------- ------------- ----------------- ---------------
                                                OPPENHEIMER                   OPPENHEIMER     OPPENHEIMER      OPPENHEIMER
                                 OPPENHEIMER  GLOBAL STRATEGIC  OPPENHEIMER   MAIN STREET       CAPITAL          CAPITAL
                                   GLOBAL          INCOME       MAIN STREET    SMALL CAP   APPRECIATION (SS)   INCOME (SS)
                                ------------- ---------------- ------------- ------------- ----------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $  31,967       $ 83,219       $ 13,379      $  12,703      $   48,917       $  191,914
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (34,264)       (27,090)       (21,821)       (16,795)       (374,279)        (149,312)
    Administrative
     expense...................      (2,806)        (1,986)        (1,600)        (1,380)        (50,602)         (19,925)
                                  ---------       --------       --------      ---------      ----------       ----------
    Net investment income
     (loss)....................      (5,103)        54,143        (10,042)        (5,472)       (375,964)          22,677
                                  ---------       --------       --------      ---------      ----------       ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........     634,636        372,659        244,539        361,113       8,226,785        2,830,625
    Cost of investments
     sold......................     449,022        345,701        152,797        234,513       5,084,868        2,878,865
                                  ---------       --------       --------      ---------      ----------       ----------
       Realized gains
        (losses) on fund
        shares.................     185,614         26,958         91,742        126,600       3,141,917          (48,240)
Realized gain distributions....     130,418             --         32,341        204,078         654,977               --
                                  ---------       --------       --------      ---------      ----------       ----------
    Net realized gains
     (losses)..................     316,032         26,958        124,083        330,678       3,796,894          (48,240)
Change in unrealized gains
 (losses)......................    (277,360)       (51,901)        24,286       (193,403)       (185,145)         658,872
                                  ---------       --------       --------      ---------      ----------       ----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............      38,672        (24,943)       148,369        137,275       3,611,749          610,632
                                  ---------       --------       --------      ---------      ----------       ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $  33,569       $ 29,200       $138,327      $ 131,803      $3,235,785       $  633,309
                                  =========       ========       ========      =========      ==========       ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                      ---------------------------------------------------------------------------------
                                        OPPENHEIMER     OPPENHEIMER     OPPENHEIMER     OPPENHEIMER      OPPENHEIMER
                                         VARIABLE        VARIABLE        VARIABLE         VARIABLE        VARIABLE
                                       ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS    ACCOUNT FUNDS
                                      (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES  (SERVICE SHARES
                                          ("SS"))         ("SS"))         ("SS"))         ("SS"))          ("SS"))
                                        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                      --------------- --------------- --------------- ---------------- ---------------
                                                        OPPENHEIMER
                                                         DISCOVERY                      OPPENHEIMER      OPPENHEIMER
                                        OPPENHEIMER       MID CAP       OPPENHEIMER   GLOBAL STRATEGIC      MAIN
                                      CORE BOND (SS)    GROWTH (SS)     GLOBAL (SS)     INCOME (SS)      STREET (SS)
                                      --------------- --------------- --------------- ---------------- ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $1,191,621      $       --      $   113,601     $ 2,287,267      $   253,650
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................     (324,420)       (111,197)        (183,944)       (825,512)        (619,245)
    Administrative expense...........      (45,362)        (14,693)         (24,887)       (112,589)         (83,242)
                                        ----------      ----------      -----------     -----------      -----------
    Net investment income
     (loss)..........................      821,839        (125,890)         (95,230)      1,349,166         (448,837)
                                        ----------      ----------      -----------     -----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    5,905,810       1,882,817        3,655,605      14,147,131       11,680,437
    Cost of investments sold.........    6,499,486       1,111,269        2,654,458      13,580,094        7,362,409
                                        ----------      ----------      -----------     -----------      -----------
       Realized gains (losses)
        on fund shares...............     (593,676)        771,548        1,001,147         567,037        4,318,028
Realized gain distributions..........           --              --          597,718              --          891,764
                                        ----------      ----------      -----------     -----------      -----------
    Net realized gains
     (losses)........................     (593,676)        771,548        1,598,865         567,037        5,209,792
Change in unrealized gains
 (losses)............................    1,018,124        (375,488)      (1,419,809)     (1,255,166)      (1,211,150)
                                        ----------      ----------      -----------     -----------      -----------
    Net realized and change in
     unrealized gains (losses)
     on investments..................      424,448         396,060          179,056        (688,129)       3,998,642
                                        ----------      ----------      -----------     -----------      -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $1,246,287      $  270,170      $    83,826     $   661,037      $ 3,549,805
                                        ==========      ==========      ===========     ===========      ===========

                                      ---------------
                                        OPPENHEIMER
                                         VARIABLE
                                       ACCOUNT FUNDS
                                      (SERVICE SHARES
                                          ("SS"))
                                        SUB-ACCOUNT
                                      ---------------

                                        OPPENHEIMER
                                        MAIN STREET
                                      SMALL CAP (SS)
                                      ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $   119,808
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................      (269,154)
    Administrative expense...........       (36,358)
                                        -----------
    Net investment income
     (loss)..........................      (185,704)
                                        -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     5,639,249
    Cost of investments sold.........     3,483,610
                                        -----------
       Realized gains (losses)
        on fund shares...............     2,155,639
Realized gain distributions..........     2,659,135
                                        -----------
    Net realized gains
     (losses)........................     4,814,774
Change in unrealized gains
 (losses)............................    (2,859,953)
                                        -----------
    Net realized and change in
     unrealized gains (losses)
     on investments..................     1,954,821
                                        -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $ 1,769,117
                                        ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      -------------------------------------------------------------------------------
                                            PIMCO           PIMCO       PIMCO       PIMCO       PIMCO        PIMCO
                                           VARIABLE       VARIABLE    VARIABLE    VARIABLE     VARIABLE    VARIABLE
                                          INSURANCE       INSURANCE   INSURANCE   INSURANCE   INSURANCE    INSURANCE
                                            TRUST           TRUST       TRUST       TRUST       TRUST        TRUST
                                         SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                                      ------------------ ----------- ----------- ----------- ------------ -----------
                                                                                  PIMCO VIT
                                                                                  COMMODITY   PIMCO VIT
                                                                                 REAL RETURN   EMERGING    PIMCO VIT
                                                                      PIMCO VIT   STRATEGY   MARKETS BOND REAL RETURN
                                         FOREIGN BOND       MONEY       TOTAL     (ADVISOR     (ADVISOR    (ADVISOR
                                      (US DOLLAR-HEDGED)   MARKET      RETURN      SHARES)     SHARES)      SHARES)
                                      ------------------ ----------- ----------- ----------- ------------ -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................        $ 27           $   1       $ 35     $    5,827    $ 64,861   $   50,840
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......         (22)           (270)       (24)       (33,680)    (19,317)     (54,731)
    Administrative expense...........          (1)            (19)        (1)        (4,396)     (2,419)      (7,036)
                                             ----           -----       ----     ----------    --------   ----------
    Net investment income
     (loss)..........................           4            (288)        10        (32,249)     43,125      (10,927)
                                             ----           -----       ----     ----------    --------   ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............         570             940         30        930,589     546,918    2,322,254
    Cost of investments sold.........         570             940         27      1,349,852     543,160    2,320,967
                                             ----           -----       ----     ----------    --------   ----------
       Realized gains (losses)
        on fund shares...............          --              --          3       (419,263)      3,758        1,287
Realized gain distributions..........           9              --         --             --      19,154           --
                                             ----           -----       ----     ----------    --------   ----------
    Net realized gains (losses)......           9              --          3       (419,263)     22,912        1,287
Change in unrealized gains
 (losses)............................         121              --         29         79,577     (42,876)     119,441
                                             ----           -----       ----     ----------    --------   ----------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................         130              --         32       (339,686)    (19,964)     120,728
                                             ----           -----       ----     ----------    --------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................        $134           $(288)      $ 42     $ (371,935)   $ 23,161   $  109,801
                                             ====           =====       ====     ==========    ========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                         -------------------------------------------------------------------------------
                                            PIMCO
                                           VARIABLE
                                          INSURANCE    PROFUNDS    PROFUNDS    PROFUNDS        PROFUNDS       PROFUNDS
                                            TRUST         VP          VP          VP              VP             VP
                                         SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                         ------------ ----------- ----------- ----------- ------------------ -----------
                                          PIMCO VIT                             PROFUND
                                         TOTAL RETURN   PROFUND     PROFUND       VP           PROFUND         PROFUND
                                           (ADVISOR       VP          VP       LARGE-CAP          VP             VP
                                           SHARES)    FINANCIALS  HEALTH CARE    VALUE    TELECOMMUNICATIONS  UTILITIES
                                         ------------ ----------- ----------- ----------- ------------------ -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $  316,722    $    3      $    1      $   --          $   56         $   191
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk..........    (232,389)      (33)        (35)       (665)            (32)           (208)
    Administrative expense..............     (30,254)       (4)         (4)        (52)             (4)            (23)
                                          ----------    ------      ------      ------          ------         -------
    Net investment income
     (loss).............................      54,079       (34)        (38)       (717)             20             (40)
                                          ----------    ------      ------      ------          ------         -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................   6,527,516     2,737       3,106         692           2,564          10,954
    Cost of investments sold............   6,331,249     1,879       1,717         685           2,133           7,362
                                          ----------    ------      ------      ------          ------         -------
       Realized gains (losses) on
        fund shares.....................     196,267       858       1,389           7             431           3,592
Realized gain distributions.............          --        --          --          --              --              --
                                          ----------    ------      ------      ------          ------         -------
    Net realized gains (losses).........     196,267       858       1,389           7             431           3,592
Change in unrealized gains
 (losses)...............................     164,452      (656)       (906)      4,194            (399)            (17)
                                          ----------    ------      ------      ------          ------         -------
    Net realized and change in
     unrealized gains (losses) on
     investments........................     360,719       202         483       4,201              32           3,575
                                          ----------    ------      ------      ------          ------         -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $  414,798    $  168      $  445      $3,484          $   52         $ 3,535
                                          ==========    ======      ======      ======          ======         =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                -----------------------------------------------------------------------------------------
                                    PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- -------------- --------------
                                 VT AMERICAN                                                  VT GEORGE          VT
                                  GOVERNMENT     VT CAPITAL   VT DIVERSIFIED   VT EQUITY        PUTNAM      GLOBAL ASSET
                                    INCOME     OPPORTUNITIES      INCOME         INCOME        BALANCED      ALLOCATION
                                -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $  783,871     $    9,280    $ 2,135,726    $ 1,387,370    $   887,306     $  577,511
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (270,678)       (65,223)      (370,286)    (1,077,444)      (777,578)      (334,869)
    Administrative
     expense...................           --             --           (268)       (51,615)       (34,627)       (17,328)
                                  ----------     ----------    -----------    -----------    -----------     ----------
    Net investment income
     (loss)....................      513,193        (55,943)     1,765,172        258,311         75,101        225,314
                                  ----------     ----------    -----------    -----------    -----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    3,630,862      1,612,453      4,489,882     19,964,880     12,816,144      4,529,774
    Cost of investments
     sold......................    4,108,370      1,286,876      4,822,192     10,291,400     12,831,369      3,597,334
                                  ----------     ----------    -----------    -----------    -----------     ----------
       Realized gains
        (losses) on fund
        shares.................     (477,508)       325,577       (332,310)     9,673,480        (15,225)       932,440
Realized gain distributions....           --        877,778             --             --             --        987,814
                                  ----------     ----------    -----------    -----------    -----------     ----------
    Net realized gains
     (losses)..................     (477,508)     1,203,355       (332,310)     9,673,480        (15,225)     1,920,254
Change in unrealized gains
 (losses)......................      529,942       (899,244)    (1,646,886)    (1,997,695)     4,790,470       (333,150)
                                  ----------     ----------    -----------    -----------    -----------     ----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............       52,434        304,111     (1,979,196)     7,675,785      4,775,245      1,587,104
                                  ----------     ----------    -----------    -----------    -----------     ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $  565,627     $  248,168    $  (214,024)   $ 7,934,096    $ 4,850,346     $1,812,418
                                  ==========     ==========    ===========    ===========    ===========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                -----------------------------------------------------------------------------------------
                                    PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- -------------- --------------
                                                     VT             VT
                                  VT GLOBAL    GLOBAL HEALTH      GLOBAL     VT GROWTH AND    VT GROWTH
                                    EQUITY          CARE        UTILITIES        INCOME     OPPORTUNITIES  VT HIGH YIELD
                                -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $   68,018     $   75,621     $  328,525    $ 2,082,951     $   22,756    $ 2,323,760
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (242,408)      (417,899)      (161,379)    (2,120,798)      (150,474)      (520,960)
    Administrative
     expense...................           --         (7,769)        (2,962)       (56,784)           (63)       (37,224)
                                  ----------     ----------     ----------    -----------     ----------    -----------
    Net investment income
     (loss)....................     (174,390)      (350,047)       164,184        (94,631)      (127,781)     1,765,576
                                  ----------     ----------     ----------    -----------     ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    2,943,159      6,131,591      2,710,317     29,125,138      2,626,847      8,857,536
    Cost of investments
     sold......................    2,694,046      4,139,156      2,757,706     24,461,269      1,932,502      8,668,059
                                  ----------     ----------     ----------    -----------     ----------    -----------
       Realized gains
        (losses) on fund
        shares.................      249,113      1,992,435        (47,389)     4,663,869        694,345        189,477
Realized gain distributions....           --      2,741,653        774,140             --        485,070             --
                                  ----------     ----------     ----------    -----------     ----------    -----------
    Net realized gains
     (losses)..................      249,113      4,734,088        726,751      4,663,869      1,179,415        189,477
Change in unrealized gains
 (losses)......................      (30,585)     2,473,621        525,174      8,759,823        150,958     (1,811,838)
                                  ----------     ----------     ----------    -----------     ----------    -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............      218,528      7,207,709      1,251,925     13,423,692      1,330,373     (1,622,361)
                                  ----------     ----------     ----------    -----------     ----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $   44,138     $6,857,662     $1,416,109    $13,329,061     $1,202,592    $   143,215
                                  ==========     ==========     ==========    ===========     ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      -----------------------------------------------------------------------------------------
                                          PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                      VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                                           VT             VT             VT
                                                     INTERNATIONAL  INTERNATIONAL  INTERNATIONAL                       VT
                                        VT INCOME        EQUITY         GROWTH         VALUE       VT INVESTORS   MONEY MARKET
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $ 4,865,554    $   842,341    $     7,756    $   206,299    $   672,940    $     5,987
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................   (1,078,656)    (1,267,384)      (189,062)      (208,953)      (779,351)      (840,693)
    Administrative expense...........      (75,662)       (71,751)            --             (1)       (17,190)       (91,537)
                                       -----------    -----------    -----------    -----------    -----------    -----------
    Net investment income
     (loss)..........................    3,711,236       (496,794)      (181,306)        (2,655)      (123,601)      (926,243)
                                       -----------    -----------    -----------    -----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   15,865,345     20,012,667      2,593,142      2,351,765     10,541,511     32,198,721
    Cost of investments sold.........   15,829,818     20,356,293      1,940,638      2,733,253      7,331,524     32,198,721
                                       -----------    -----------    -----------    -----------    -----------    -----------
       Realized gains (losses)
        on fund shares...............       35,527       (343,626)       652,504       (381,488)     3,209,987             --
Realized gain distributions..........           --             --             --             --             --             --
                                       -----------    -----------    -----------    -----------    -----------    -----------
    Net realized gains (losses)......       35,527       (343,626)       652,504       (381,488)     3,209,987             --
Change in unrealized gains
 (losses)............................      106,270     (6,051,196)    (1,438,313)    (1,217,661)     3,409,498             --
                                       -----------    -----------    -----------    -----------    -----------    -----------
    Net realized and change in
     unrealized gains (losses)
     on investments..................      141,797     (6,394,822)      (785,809)    (1,599,149)     6,619,485             --
                                       -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ 3,853,033    $(6,891,616)   $  (967,115)   $(1,601,804)   $ 6,495,884    $  (926,243)
                                       ===========    ===========    ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      ----------------------------------------------------------------------------------------
                                                                                                                 THE UNIVERSAL
                                          PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM     INSTITUTIONAL
                                      VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST  FUNDS, INC.
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- -------------
                                                                                                                  VAN KAMPEN
                                                                                                                   UIF CORE
                                       VT MULTI-CAP   VT MULTI-CAP                  VT SMALL CAP                  PLUS FIXED
                                          GROWTH         VALUE       VT RESEARCH       VALUE        VT VOYAGER      INCOME
                                      -------------- -------------- -------------- -------------- -------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................  $   263,888     $   54,958     $  213,854    $    214,866   $   853,164     $ 21,173
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................   (1,141,683)      (107,380)      (359,475)       (626,969)   (1,609,523)     (11,311)
    Administrative expense...........      (14,871)            --         (4,295)        (14,684)      (65,447)        (726)
                                       -----------     ----------     ----------    ------------   -----------     --------
    Net investment income
     (loss)..........................     (892,666)       (52,422)      (149,916)       (426,787)     (821,806)       9,136
                                       -----------     ----------     ----------    ------------   -----------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   14,920,434      1,817,778      5,199,793      10,720,120    22,014,425       48,118
    Cost of investments sold.........   10,130,635      1,274,752      3,291,610       9,999,307    15,322,932       47,474
                                       -----------     ----------     ----------    ------------   -----------     --------
       Realized gains (losses)
        on fund shares...............    4,789,799        543,026      1,908,183         720,813     6,691,493          644
Realized gain distributions..........           --             --             --      10,634,779     2,189,125           --
                                       -----------     ----------     ----------    ------------   -----------     --------
    Net realized gains
     (losses)........................    4,789,799        543,026      1,908,183      11,355,592     8,880,618          644
Change in unrealized gains
 (losses)............................    5,246,411        195,725      1,434,348     (10,334,607)      647,307       31,429
                                       -----------     ----------     ----------    ------------   -----------     --------
    Net realized and change in
     unrealized gains (losses)
     on investments..................   10,036,210        738,751      3,342,531       1,020,985     9,527,925       32,073
                                       -----------     ----------     ----------    ------------   -----------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ 9,143,544     $  686,329     $3,192,615    $    594,198   $ 8,706,119     $ 41,209
                                       ===========     ==========     ==========    ============   ===========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                ----------------------------------------------------------------------------------------------
                                THE UNIVERSAL      THE UNIVERSAL      THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL
                                INSTITUTIONAL      INSTITUTIONAL      INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL
                                 FUNDS, INC.        FUNDS, INC.        FUNDS, INC.    FUNDS, INC.   FUNDS, INC.   FUNDS, INC.
                                 SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                ------------- ----------------------- -------------- ------------- ------------- -------------
                                                                        VAN KAMPEN
                                 VAN KAMPEN                             UIF GLOBAL
                                UIF EMERGING        VAN KAMPEN        TACTICAL ASSET                VAN KAMPEN    VAN KAMPEN
                                   MARKETS          UIF GLOBAL          ALLOCATION    VAN KAMPEN    UIF MID CAP    UIF U.S.
                                   EQUITY     INFRASTRUCTURE (AL)(AO)   PORTFOLIO     UIF GROWTH      GROWTH      REAL ESTATE
                                ------------- ----------------------- -------------- ------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $    78,621        $       --         $   719,940    $        --   $        --   $  282,111
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (324,648)         (489,942)         (1,153,877)      (393,836)     (237,884)    (310,422)
    Administrative
     expense...................      (21,004)          (35,875)            (78,715)       (31,246)      (15,023)     (19,707)
                                 -----------        ----------         -----------    -----------   -----------   ----------
    Net investment income
     (loss)....................     (267,031)         (525,817)           (512,652)      (425,082)     (252,907)     (48,018)
                                 -----------        ----------         -----------    -----------   -----------   ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    4,721,630         6,464,015          15,209,329      4,958,807     3,265,621    4,576,191
    Cost of investments
     sold......................    4,222,094         6,082,047          14,263,551      2,788,355     2,507,382    3,621,968
                                 -----------        ----------         -----------    -----------   -----------   ----------
       Realized gains
        (losses) on fund
        shares.................      499,536           381,968             945,778      2,170,452       758,239      954,223
Realized gain
 distributions.................           --                --           7,283,706      1,808,112     2,012,728           --
                                 -----------        ----------         -----------    -----------   -----------   ----------
    Net realized gains
     (losses)..................      499,536           381,968           8,229,484      3,978,564     2,770,967      954,223
Change in unrealized gains
 (losses)......................   (1,393,612)        4,233,081          (6,911,526)    (2,384,148)   (2,496,551)   3,893,717
                                 -----------        ----------         -----------    -----------   -----------   ----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............     (894,076)        4,615,049           1,317,958      1,594,416       274,416    4,847,940
                                 -----------        ----------         -----------    -----------   -----------   ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $(1,161,107)       $4,089,232         $   805,306    $ 1,169,334   $    21,509   $4,799,922
                                 ===========        ==========         ===========    ===========   ===========   ==========

--------
(al)On April 25, 2014, Global Infrastructure merged into Van Kampen UIF Global Infrastructure
(ao)For the period beginning April 25, 2014 and ended December 31, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      ------------------------------------------------------------------------------------------
                                      THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL    THE UNIVERSAL    THE UNIVERSAL  THE UNIVERSAL
                                      INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL    INSTITUTIONAL    INSTITUTIONAL  INSTITUTIONAL
                                       FUNDS, INC.   FUNDS, INC.   FUNDS, INC.      FUNDS, INC.      FUNDS, INC.    FUNDS, INC.
                                       (CLASS II)    (CLASS II)    (CLASS II)       (CLASS II)        (CLASS II)    (CLASS II)
                                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                                      ------------- ------------- ------------- ------------------- -------------- -------------
                                                                                                      VAN KAMPEN
                                                     VAN KAMPEN                                       UIF GLOBAL
                                       VAN KAMPEN   UIF EMERGING   VAN KAMPEN       VAN KAMPEN      TACTICAL ASSET
                                      UIF EMERGING     MARKETS     UIF GLOBAL       UIF GLOBAL        ALLOCATION    VAN KAMPEN
                                      MARKETS DEBT     EQUITY       FRANCHISE     INFRASTRUCTURE      PORTFOLIO     UIF GROWTH
                                       (CLASS II)    (CLASS II)    (CLASS II)   (CLASS II) (AN)(AO)   (CLASS II)    (CLASS II)
                                      ------------- ------------- ------------- ------------------- -------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $  601,464    $   26,137    $   860,115      $       --       $   225,801    $       --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (157,746)     (118,372)      (610,950)       (160,456)         (489,016)      (92,166)
    Administrative expense...........     (21,451)      (15,363)       (79,938)        (11,392)          (38,154)      (12,561)
                                       ----------    ----------    -----------      ----------       -----------    ----------
    Net investment income
     (loss)..........................     422,267      (107,598)       169,227        (171,848)         (301,369)     (104,727)
                                       ----------    ----------    -----------      ----------       -----------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   3,234,070     2,741,623     12,103,720       1,481,640         5,804,178     1,940,044
    Cost of investments sold.........   3,205,593     2,595,446     10,566,938       1,389,490         5,382,339     1,052,212
                                       ----------    ----------    -----------      ----------       -----------    ----------
       Realized gains (losses)
        on fund shares...............      28,477       146,177      1,536,782          92,150           421,839       887,832
Realized gain distributions..........      83,563            --      6,093,450              --         2,503,724       489,149
                                       ----------    ----------    -----------      ----------       -----------    ----------
    Net realized gains (losses)......     112,040       146,177      7,630,232          92,150         2,925,563     1,376,981
Change in unrealized gains
 (losses)............................    (316,471)     (439,342)    (6,631,575)      1,103,251        (2,482,864)     (971,176)
                                       ----------    ----------    -----------      ----------       -----------    ----------
    Net realized and change in
     unrealized gains (losses)
     on investments..................    (204,431)     (293,165)       998,657       1,195,401           442,699       405,805
                                       ----------    ----------    -----------      ----------       -----------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $  217,836    $ (400,763)   $ 1,167,884      $1,023,553       $   141,330    $  301,078
                                       ==========    ==========    ===========      ==========       ===========    ==========

--------
(an)On April 25, 2014, Global Infrastructure (Class Y Shares) merged into UIF Global Infrastructure (Class II)
(ao)For the period beginning April 25, 2014 and ended December 31, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                ------------------------------------------
                                                                THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL
                                                                INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                                                                 FUNDS, INC.   FUNDS, INC.    FUNDS, INC.
                                                                 (CLASS II)     (CLASS II)    (CLASS II)
                                                                 SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                                                ------------- -------------- -------------
                                                                 VAN KAMPEN   VAN KAMPEN UIF  VAN KAMPEN
                                                                 UIF MID CAP  SMALL COMPANY    UIF U.S.
                                                                   GROWTH         GROWTH      REAL ESTATE
                                                                 (CLASS II)     (CLASS II)    (CLASS II)
                                                                ------------- -------------- -------------
NET INVESTMENT INCOME (LOSS)
Dividends......................................................  $        --   $        --    $   453,074
Charges from Allstate Life Insurance Company:
    Mortality and expense risk.................................     (306,411)     (151,172)      (530,870)
    Administrative expense.....................................      (39,249)      (18,875)       (71,009)
                                                                 -----------   -----------    -----------
    Net investment income (loss)...............................     (345,660)     (170,047)      (148,805)
                                                                 -----------   -----------    -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales........................................    6,375,899     2,998,377     12,223,848
    Cost of investments sold...................................    5,116,328     2,231,725      9,839,457
                                                                 -----------   -----------    -----------
       Realized gains (losses) on fund shares..................    1,259,571       766,652      2,384,391
Realized gain distributions....................................    2,773,248     2,980,150             --
                                                                 -----------   -----------    -----------
    Net realized gains (losses)................................    4,032,819     3,746,802      2,384,391
Change in unrealized gains (losses)............................   (3,749,350)   (5,466,066)     6,810,339
                                                                 -----------   -----------    -----------
    Net realized and change in unrealized gains (losses) on
     investments...............................................      283,469    (1,719,264)     9,194,730
                                                                 -----------   -----------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS....................................................  $   (62,191)  $(1,889,311)   $ 9,045,925
                                                                 ===========   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -------------------------------------------------------------------------
                                                 ADVANCED                ADVANCED                 ADVANCED
                                               SERIES TRUST            SERIES TRUST             SERIES TRUST
                                                SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  ----------------------  ------------------------
                                                    AST                                              AST
                                            ACADEMIC STRATEGIES             AST                   BALANCED
                                             ASSET ALLOCATION       ADVANCED STRATEGIES       ASSET ALLOCATION
                                          ----------------------  ----------------------  ------------------------
                                             2014        2013        2014        2013         2014         2013
                                          ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ (104,433) $ (110,236) $  (44,453) $  (43,137) $  (145,222) $  (141,336)
Net realized gains (losses)..............    231,355     206,633      72,813     114,138      238,502      254,469
Change in unrealized gains (losses)......        181     405,766      84,236     284,564      395,249    1,313,503
                                          ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    127,103     502,163     112,596     355,565      488,529    1,426,636
                                          ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      1,500       1,500          --          --        1,350        1,950
Benefit payments.........................         --          --          --          --         (597)        (512)
Payments on termination..................   (445,978)   (587,212)   (143,262)   (331,198)    (593,287)    (680,856)
Contract Maintenance Charge..............    (17,076)    (17,306)     (8,994)     (9,372)     (47,482)     (47,703)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (144,317)   (262,264)     24,468      79,418       83,168      284,603
                                          ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (605,871)   (865,282)   (127,788)   (261,152)    (556,848)    (442,518)
                                          ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (478,768)   (363,119)    (15,192)     94,413      (68,319)     984,118
NET ASSETS AT BEGINNING OF
 PERIOD..................................  6,288,316   6,651,435   2,674,582   2,580,169   10,076,295    9,092,177
                                          ----------  ----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $5,809,548  $6,288,316  $2,659,390  $2,674,582  $10,007,976  $10,076,295
                                          ==========  ==========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    582,880     666,613     210,983     233,114      814,810      852,585
       Units issued......................     34,841      57,177       6,515      19,369       11,492       62,073
       Units redeemed....................    (90,127)   (140,910)    (16,407)    (41,500)     (55,187)     (99,848)
                                          ----------  ----------  ----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................    527,594     582,880     201,091     210,983      771,115      814,810
                                          ==========  ==========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ----------------------------------------------------------
                                                         ADVANCED            ADVANCED            ADVANCED
                                                       SERIES TRUST        SERIES TRUST        SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------  -------------------  ------------------
                                                            AST                AST                  AST
                                                     BLACKROCK GLOBAL          BOND                BOND
                                                        STRATEGIES        PORTFOLIO 2018      PORTFOLIO 2019
                                                     ----------------  -------------------  ------------------
                                                       2014     2013      2014      2013      2014      2013
                                                     -------  -------  ---------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (452) $  (278) $  (7,383) $ (9,581) $ (6,041) $ (6,123)
Net realized gains (losses).........................     330       19     13,148     3,776      (506)     (556)
Change in unrealized gains (losses).................     877    1,843        156   (23,824)   13,772   (15,520)
                                                     -------  -------  ---------  --------  --------  --------
Increase (decrease) in net assets from operations...     755    1,584      5,921   (29,629)    7,225   (22,199)
                                                     -------  -------  ---------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --       --         --        --        --        --
Benefit payments....................................      --       --         --        --        --        --
Payments on termination.............................      --       --   (102,606)  (31,500)       --        --
Contract Maintenance Charge.........................      --       (7)      (280)     (385)      (35)      (35)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (133)      --    (42,369)        1        --         1
                                                     -------  -------  ---------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................    (133)      (7)  (145,255)  (31,884)      (35)      (34)
                                                     -------  -------  ---------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................     622    1,577   (139,334)  (61,513)    7,190   (22,233)
NET ASSETS AT BEGINNING OF PERIOD...................  18,877   17,300    598,146   659,659   313,192   335,425
                                                     -------  -------  ---------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $19,499  $18,877  $ 458,812  $598,146  $320,382  $313,192
                                                     =======  =======  =========  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   1,711    1,711     43,629    45,888    23,471    23,474
       Units issued.................................   6,164       --         --        --        --        --
       Units redeemed...............................  (6,164)      --    (10,508)   (2,259)       (3)       (3)
                                                     -------  -------  ---------  --------  --------  --------
    Units outstanding at end of period..............   1,711    1,711     33,121    43,629    23,468    23,471
                                                     =======  =======  =========  ========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 ----------------------------------------------------------------
                                                       ADVANCED              ADVANCED              ADVANCED
                                                     SERIES TRUST          SERIES TRUST          SERIES TRUST
                                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                                 -------------------  ----------------------  ------------------
                                                         AST                    AST                   AST
                                                         BOND                  BOND                  BOND
                                                    PORTFOLIO 2022        PORTFOLIO 2023        PORTFOLIO 2024
                                                 -------------------  ----------------------  ------------------
                                                   2014       2013       2014        2013       2014    2013 (AP)
                                                 --------  ---------  ----------  ----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $ (2,610) $  (5,190) $  (14,838) $  (13,140) $ (4,229) $ (2,386)
Net realized gains (losses).....................       88     20,518      31,034     (33,659)    6,732    (5,208)
Change in unrealized gains (losses).............   13,829    (47,909)     89,715     (33,855)   28,602    (5,959)
                                                 --------  ---------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 operations.....................................   11,307    (32,581)    105,911     (80,654)   31,105   (13,553)
                                                 --------  ---------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --         --          --          --        --        --
Benefit payments................................       --         --          --          --        --        --
Payments on termination.........................       --         --      (9,549)    (55,705)  (20,078)  (14,892)
Contract Maintenance Charge.....................       --       (117)       (282)       (544)     (254)       --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................        1   (390,017)   (733,374)  1,213,207   159,960   267,770
                                                 --------  ---------  ----------  ----------  --------  --------
Increase (decrease) in net assets from contract
 transactions...................................        1   (390,134)   (743,205)  1,156,958   139,628   252,878
                                                 --------  ---------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   11,308   (422,715)   (637,294)  1,076,304   170,733   239,325
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  135,228    557,943   1,267,865     191,561   239,325        --
                                                 --------  ---------  ----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD..................... $146,536  $ 135,228  $  630,571  $1,267,865  $410,058  $239,325
                                                 ========  =========  ==========  ==========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   12,219     44,497     137,703      18,361    27,331        --
       Units issued.............................       --      7,500       1,415     259,668    32,114    55,206
       Units redeemed...........................       --    (39,778)    (77,238)   (140,326)  (17,999)  (27,875)
                                                 --------  ---------  ----------  ----------  --------  --------
    Units outstanding at end of period..........   12,219     12,219      61,880     137,703    41,446    27,331
                                                 ========  =========  ==========  ==========  ========  ========

--------
(ap)For the period beginning January 2, 2013 and ended December 31, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ----------------------------------------------------------
                                                        ADVANCED            ADVANCED              ADVANCED
                                                      SERIES TRUST        SERIES TRUST          SERIES TRUST
                                                      SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                                     -------------- -----------------------  -----------------
                                                          AST                 AST                   AST
                                                          BOND           CAPITAL GROWTH           COHEN &
                                                     PORTFOLIO 2025     ASSET ALLOCATION       STEERS REALTY
                                                     -------------- -----------------------  -----------------
                                                        2014 (A)        2014        2013       2014      2013
                                                     -------------- -----------  ----------  --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................    $  (197)    $  (115,555) $ (115,623) $ (1,346) $(1,194)
Net realized gains (losses).........................        136         490,556     267,545     2,472     (227)
Change in unrealized gains (losses).................      1,341         (15,648)  1,192,936    23,985      840
                                                        -------     -----------  ----------  --------  -------
Increase (decrease) in net assets from operations...      1,280         359,353   1,344,858    25,111     (581)
                                                        -------     -----------  ----------  --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................         --             240       3,840        --       --
Benefit payments....................................         --              --          --        --       --
Payments on termination.............................         --      (1,379,267)   (724,647)   (9,308)  (3,324)
Contract Maintenance Charge.........................         --         (26,566)    (25,900)      (33)     (30)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     33,280          34,184     464,683     2,509   14,259
                                                        -------     -----------  ----------  --------  -------
Increase (decrease) in net assets from contract
 transactions.......................................     33,280      (1,371,409)   (282,024)   (6,832)  10,905
                                                        -------     -----------  ----------  --------  -------
INCREASE (DECREASE) IN NET ASSETS...................     34,560      (1,012,056)  1,062,834    18,279   10,324
NET ASSETS AT BEGINNING OF PERIOD...................         --       7,452,629   6,389,795    84,561   74,237
                                                        -------     -----------  ----------  --------  -------
NET ASSETS AT END OF PERIOD.........................    $34,560     $ 6,440,573  $7,452,629  $102,840  $84,561
                                                        =======     ===========  ==========  ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........         --         624,641     646,748     6,998    6,267
       Units issued.................................      3,578          14,491      99,918       189    1,085
       Units redeemed...............................       (530)       (125,385)   (122,025)     (590)    (354)
                                                        -------     -----------  ----------  --------  -------
    Units outstanding at end of period..............      3,048         513,747     624,641     6,597    6,998
                                                        =======     ===========  ==========  ========  =======

--------
(a)For the period beginning January 2, 2014 and ended December 31, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 -------------------------------------------------------------------
                                                      ADVANCED              ADVANCED                ADVANCED
                                                    SERIES TRUST          SERIES TRUST            SERIES TRUST
                                                     SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
                                                 ------------------  ----------------------  ----------------------
                                                                                                  AST FRANKLIN
                                                         AST                   AST                  TEMPLETON
                                                    FI PYRAMIS(R)          FI PYRAMIS            FOUNDING FUNDS
                                                  ASSET ALLOCATION      QUANTITATIVE (B)           ALLOCATION
                                                 ------------------  ----------------------  ----------------------
                                                   2014      2013       2014        2013        2014        2013
                                                 --------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $ (5,067) $ (4,315) $  (37,310) $  (41,385) $  (47,015) $  (45,339)
Net realized gains (losses).....................    3,538     6,560      84,132     156,064      64,351      76,566
Change in unrealized gains (losses).............   14,906    42,465     (25,580)    181,511      39,960     627,135
                                                 --------  --------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................   13,377    44,710      21,242     296,190      57,296     658,362
                                                 --------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................       --        --         483       6,425          --         600
Benefit payments................................       --        --          --          --          --          --
Payments on termination.........................   (4,106)   (3,566)   (480,844)   (448,080)   (108,133)   (251,736)
Contract Maintenance Charge.....................   (1,524)   (1,436)     (7,055)     (8,773)    (17,353)    (17,601)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................   11,497    57,893     127,574       1,315     (47,346)    (43,013)
                                                 --------  --------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................    5,867    52,891    (359,842)   (449,113)   (172,832)   (311,750)
                                                 --------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   19,244    97,601    (338,600)   (152,923)   (115,536)    346,612
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  318,389   220,788   2,402,046   2,554,969   3,337,370   2,990,758
                                                 --------  --------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $337,633  $318,389  $2,063,446  $2,402,046  $3,221,834  $3,337,370
                                                 ========  ========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   25,210    20,475     218,896     262,532     252,503     277,762
       Units issued.............................    1,163     9,190      24,666      69,597       6,195      42,279
       Units redeemed...........................     (693)   (4,455)    (59,309)   (113,233)    (19,109)    (67,538)
                                                 --------  --------  ----------  ----------  ----------  ----------
    Units outstanding at end of period..........   25,680    25,210     184,253     218,896     239,589     252,503
                                                 ========  ========  ==========  ==========  ==========  ==========

--------
(b)Previously known as AST First Trust Balanced Target

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ---------------------------------------------------
                                                        ADVANCED       ADVANCED           ADVANCED
                                                      SERIES TRUST   SERIES TRUST       SERIES TRUST
                                                      SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                                                     -------------- --------------  -------------------
                                                      AST FRANKLIN
                                                       TEMPLETON          AST               AST
                                                     FOUNDING FUNDS     GLOBAL         GOLDMAN SACHS
                                                          PLUS        REAL ESTATE   CONCENTRATED GROWTH
                                                     -------------- --------------  --------------------
                                                          2014       2014    2013   2014 (C)(D)   2013
                                                     -------------- ------  ------  ----------- -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................    $  (154)    $  (41) $  (41)  $    (67)  $  (624)
Net realized gains (losses).........................       (366)        75      72     23,403     2,739
Change in unrealized gains (losses).................         --        273      48    (24,209)   10,692
                                                        -------     ------  ------   --------   -------
Increase (decrease) in net assets from operations...       (520)       307      79       (873)   12,807
                                                        -------     ------  ------   --------   -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................         --         --      --         --        --
Benefit payments....................................         --         --      --         --        --
Payments on termination.............................         --       (171)   (182)      (953)   (6,299)
Contract Maintenance Charge.........................         --        (14)    (15)        (4)      (42)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................        520          1      --    (53,049)     (530)
                                                        -------     ------  ------   --------   -------
Increase (decrease) in net assets from contract
 transactions.......................................        520       (184)   (197)   (54,006)   (6,871)
                                                        -------     ------  ------   --------   -------
INCREASE (DECREASE) IN NET ASSETS...................         --        123    (118)   (54,879)    5,936
NET ASSETS AT BEGINNING OF PERIOD...................         --      2,641   2,759     54,879    48,943
                                                        -------     ------  ------   --------   -------
NET ASSETS AT END OF PERIOD.........................    $    --     $2,764  $2,641   $     --   $54,879
                                                        =======     ======  ======   ========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........         --        228     245      3,854     4,403
       Units issued.................................      6,306         --      --         --        --
       Units redeemed...............................     (6,306)       (15)    (17)    (3,854)     (549)
                                                        -------     ------  ------   --------   -------
    Units outstanding at end of period..............         --        213     228         --     3,854
                                                        =======     ======  ======   ========   =======

--------
(c)On February 7, 2014, AST Goldman Sachs Concentrated Growth merged into AST Loomis Sayles Large-Cap Growth
(d)For the period beginning January 1, 2014 and ended February 7, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     -------------------------------------------------------
                                                         ADVANCED          ADVANCED           ADVANCED
                                                       SERIES TRUST      SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                                     ----------------  ----------------  ------------------
                                                            AST               AST                AST
                                                       GOLDMAN SACHS     GOLDMAN SACHS      GOLDMAN SACHS
                                                      LARGE-CAP VALUE   MID-CAP GROWTH       MULTI-ASSET
                                                     ----------------  ----------------  ------------------
                                                       2014     2013     2014     2013     2014      2013
                                                     -------  -------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (136) $  (118) $  (717) $  (619) $ (7,828) $ (7,791)
Net realized gains (losses).........................   1,349        8      405      152    18,121    10,143
Change in unrealized gains (losses).................     (61)   2,702    5,780   13,286     2,767    39,370
                                                     -------  -------  -------  -------  --------  --------
Increase (decrease) in net assets from operations...   1,152    2,592    5,468   12,819    13,060    41,722
                                                     -------  -------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --       --       --        --        --
Benefit payments....................................      --       --       --       --        --        --
Payments on termination.............................      --       --     (601)    (394)  (40,365)   (1,940)
Contract Maintenance Charge.........................     (13)     (13)     (13)     (12)   (2,502)   (2,434)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     102        1      (73)    (118)  (35,419)   (6,314)
                                                     -------  -------  -------  -------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................      89      (12)    (687)    (524)  (78,286)  (10,688)
                                                     -------  -------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   1,241    2,580    4,781   12,295   (65,226)   31,034
NET ASSETS AT BEGINNING OF PERIOD...................  10,708    8,128   54,699   42,404   574,234   543,200
                                                     -------  -------  -------  -------  --------  --------
NET ASSETS AT END OF PERIOD......................... $11,949  $10,708  $59,480  $54,699  $509,008  $574,234
                                                     =======  =======  =======  =======  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........     935      937    3,309    3,347    48,723    49,920
       Units issued.................................     393       --        1       --     6,317     6,994
       Units redeemed...............................    (394)      (2)     (42)     (38)  (12,929)   (8,191)
                                                     -------  -------  -------  -------  --------  --------
    Units outstanding at end of period..............     934      935    3,268    3,309    42,111    48,723
                                                     =======  =======  =======  =======  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                              -----------------------------------------------------
                                                                 ADVANCED         ADVANCED           ADVANCED
                                                               SERIES TRUST     SERIES TRUST       SERIES TRUST
                                                                SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                                              --------------  ----------------  ------------------
                                                                    AST              AST
                                                               GOLDMAN SACHS       HERNDON              AST
                                                              SMALL-CAP VALUE  LARGE-CAP VALUE      HIGH YIELD
                                                              --------------  ----------------  ------------------
                                                               2014    2013     2014     2013     2014      2013
                                                              ------  ------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................. $  (99) $  (88) $  (334) $  (312) $   (968) $ (1,180)
Net realized gains (losses)..................................     98      62    1,702      473     1,958     1,663
Change in unrealized gains (losses)..........................    435   2,117   (1,274)   6,718       494     4,615
                                                              ------  ------  -------  -------  --------  --------
Increase (decrease) in net assets from operations............    434   2,091       94    6,879     1,484     5,098
                                                              ------  ------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................     --      --       --       --        --        --
Benefit payments.............................................     --      --       --       --      (290)     (259)
Payments on termination......................................   (132)   (120)    (538)  (2,881)  (13,972)  (17,739)
Contract Maintenance Charge..................................    (14)    (16)     (14)     (15)      (29)      (36)
Transfers among the sub-accounts and with the Fixed
 Account--net................................................     (1)     --      451     (546)    1,538    16,823
                                                              ------  ------  -------  -------  --------  --------
Increase (decrease) in net assets from contract transactions.   (147)   (136)    (101)  (3,442)  (12,753)   (1,211)
                                                              ------  ------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS............................    287   1,955       (7)   3,437   (11,269)    3,887
NET ASSETS AT BEGINNING OF PERIOD............................  7,693   5,738   25,465   22,028    88,675    84,788
                                                              ------  ------  -------  -------  --------  --------
NET ASSETS AT END OF PERIOD.................................. $7,980  $7,693  $25,458  $25,465  $ 77,406  $ 88,675
                                                              ======  ======  =======  =======  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period.................    410     419    2,211    2,540     6,248     6,352
       Units issued..........................................     --      --      675      135       108     1,202
       Units redeemed........................................     (8)     (9)    (680)    (464)     (982)   (1,306)
                                                              ------  ------  -------  -------  --------  --------
    Units outstanding at end of period.......................    402     410    2,206    2,211     5,374     6,248
                                                              ======  ======  =======  =======  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     -----------------------------------------------------------------
                                                         ADVANCED             ADVANCED                ADVANCED
                                                       SERIES TRUST         SERIES TRUST            SERIES TRUST
                                                        SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
                                                     -------------------  ------------------  -----------------------
                                                                                                        AST
                                                            AST                  AST                 INVESTMENT
                                                     INTERNATIONAL GROWTH INTERNATIONAL VALUE        GRADE BOND
                                                     -------------------- ------------------  -----------------------
                                                       2014       2013      2014      2013       2014         2013
                                                      -------   -------   -------   -------   ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (577)   $  (635)  $  (793)  $  (855)  $  (32,492) $   (48,921)
Net realized gains (losses).........................     479      1,337      (110)     (597)      62,942       92,417
Change in unrealized gains (losses).................  (3,268)     7,346    (4,129)   12,363       84,699     (174,643)
                                                      -------   -------   -------   -------   ----------  -----------
Increase (decrease) in net assets from operations...  (3,366)     8,048    (5,032)   10,911      115,149     (131,147)
                                                      -------   -------   -------   -------   ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --         --        --     1,380           --           --
Benefit payments....................................      --         --        --        --           --           --
Payments on termination.............................  (2,601)    (8,523)   (2,021)   (9,556)    (240,155)    (351,001)
Contract Maintenance Charge.........................     (28)       (30)      (25)      (33)     (16,913)     (25,177)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   1,680     (1,245)       (1)        7     (320,259)  (1,739,738)
                                                      -------   -------   -------   -------   ----------  -----------
Increase (decrease) in net assets from contract
 transactions.......................................    (949)    (9,798)   (2,047)   (8,202)    (577,327)  (2,115,916)
                                                      -------   -------   -------   -------   ----------  -----------
INCREASE (DECREASE) IN NET ASSETS...................  (4,315)    (1,750)   (7,079)    2,709     (462,178)  (2,247,063)
NET ASSETS AT BEGINNING OF PERIOD...................  49,492     51,242    64,886    62,177    2,488,268    4,735,331
                                                      -------   -------   -------   -------   ----------  -----------
NET ASSETS AT END OF PERIOD......................... $45,177    $49,492   $57,807   $64,886   $2,026,090  $ 2,488,268
                                                      =======   =======   =======   =======   ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,992      6,085     6,746     7,629      169,331      306,627
       Units issued.................................     233        513        --       169       53,671      122,238
       Units redeemed...............................    (339)    (1,606)     (221)   (1,052)     (91,600)    (259,534)
                                                      -------   -------   -------   -------   ----------  -----------
    Units outstanding at end of period..............   4,886      4,992     6,525     6,746      131,402      169,331
                                                      =======   =======   =======   =======   ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                   ----------------------------------------------------------------
                                                        ADVANCED           ADVANCED                ADVANCED
                                                      SERIES TRUST       SERIES TRUST            SERIES TRUST
                                                       SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
                                                   ------------------  -------------------  ----------------------
                                                           AST                AST                     AST
                                                   J.P. MORGAN GLOBAL     J.P. MORGAN        J.P. MORGAN STRATEGIC
                                                        THEMATIC       INTERNATIONAL EQUITY      OPPORTUNITIES
                                                   ------------------  -------------------  ----------------------
                                                     2014      2013      2014       2013       2014        2013
                                                   --------  --------   -------   -------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $ (2,490) $ (2,256) $  (824)   $  (793)  $  (53,466) $  (52,889)
Net realized gains (losses).......................    2,171     4,268      144         53       78,977      92,985
Change in unrealized gains (losses)...............    8,907    19,636   (3,505)     7,229       96,477     251,776
                                                   --------  --------   -------   -------   ----------  ----------
Increase (decrease) in net assets from operations.    8,588    21,648   (4,185)     6,489      121,988     291,872
                                                   --------  --------   -------   -------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................       --        --       --         --        1,310         210
Benefit payments..................................       --        --       --         --           --          --
Payments on termination...........................   (4,010)  (10,140)      --     (2,060)    (216,125)   (335,371)
Contract Maintenance Charge.......................     (732)     (722)      (4)        (4)     (13,052)    (13,610)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................     (373)   48,748       --         (1)      77,150     178,177
                                                   --------  --------   -------   -------   ----------  ----------
Increase (decrease) in net assets from contract
 transactions.....................................   (5,115)   37,886       (4)    (2,065)    (150,717)   (170,594)
                                                   --------  --------   -------   -------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS.................    3,473    59,534   (4,189)     4,424      (28,729)    121,278
NET ASSETS AT BEGINNING OF PERIOD.................  178,210   118,676   53,480     49,056    3,339,028   3,217,750
                                                   --------  --------   -------   -------   ----------  ----------
NET ASSETS AT END OF PERIOD....................... $181,683  $178,210  $49,291    $53,480   $3,310,299  $3,339,028
                                                   ========  ========   =======   =======   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period......   14,105    10,719    5,209      5,421      285,146     300,029
       Units issued...............................       --     7,214       --         --       15,101      40,502
       Units redeemed.............................     (392)   (3,828)      --       (212)     (27,667)    (55,385)
                                                   --------  --------   -------   -------   ----------  ----------
    Units outstanding at end of period............   13,713    14,105    5,209      5,209      272,580     285,146
                                                   ========  ========   =======   =======   ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ------------------------------------------------------
                                                         ADVANCED          ADVANCED           ADVANCED
                                                       SERIES TRUST      SERIES TRUST       SERIES TRUST
                                                       SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                                     ---------------  ------------------  ----------------
                                                                              AST                AST
                                                           AST           LOOMIS SAYLES       LORD ABBETT
                                                     LARGE-CAP VALUE   LARGE-CAP GROWTH   CORE FIXED INCOME
                                                     ---------------  ------------------- ----------------
                                                       2014    2013   2014 (C)    2013      2014     2013
                                                     -------  ------  --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   (96) $  (83) $ (2,286) $ (1,617) $  (703) $  (722)
Net realized gains (losses).........................   2,792      14     5,214       729      480      292
Change in unrealized gains (losses).................  (1,810)  2,363    12,393    35,295    3,212   (1,553)
                                                     -------  ------  --------  --------  -------  -------
Increase (decrease) in net assets from operations...     886   2,294    15,321    34,407    2,989   (1,983)
                                                     -------  ------  --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --      --        --     2,761       --    1,725
Benefit payments....................................      --      --    (1,429)   (1,125)    (519)    (480)
Payments on termination.............................      --      --   (26,818)     (750)  (2,714)  (2,588)
Contract Maintenance Charge.........................      (2)     (4)      (55)      (17)     (22)     (23)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     146       1    52,343        40       --       --
                                                     -------  ------  --------  --------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................     144      (3)   24,041       909   (3,255)  (1,366)
                                                     -------  ------  --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................   1,030   2,291    39,362    35,316     (266)  (3,349)
NET ASSETS AT BEGINNING OF PERIOD...................   8,290   5,999   132,822    97,506   58,466   61,815
                                                     -------  ------  --------  --------  -------  -------
NET ASSETS AT END OF PERIOD......................... $ 9,320  $8,290  $172,184  $132,822  $58,200  $58,466
                                                     =======  ======  ========  ========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........     748     748    10,022     9,908    4,493    4,599
       Units issued.................................     667      --     4,015       271       --      131
       Units redeemed...............................    (667)     --    (2,149)     (157)    (239)    (237)
                                                     -------  ------  --------  --------  -------  -------
    Units outstanding at end of period..............     748     748    11,888    10,022    4,254    4,493
                                                     =======  ======  ========  ========  =======  =======

--------
(c)On February 7, 2014, AST Goldman Sachs Concentrated Growth merged into AST Loomis Sayles Large-Cap Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     ------------------------------------------------------
                                                         ADVANCED           ADVANCED          ADVANCED
                                                       SERIES TRUST       SERIES TRUST      SERIES TRUST
                                                        SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                                     ----------------  -----------------  ----------------
                                                            AST               AST            AST MID-CAP
                                                     MFS GLOBAL EQUITY     MFS GROWTH           VALUE
                                                     ----------------  -----------------  ----------------
                                                       2014     2013     2014      2013     2014     2013
                                                     -------  -------  --------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (773) $  (710) $   (128) $  (183) $  (617) $  (526)
Net realized gains (losses).........................     470      638     6,846      475      419      220
Change in unrealized gains (losses).................   1,949   14,455    (5,963)   4,572    5,635    9,867
                                                     -------  -------  --------  -------  -------  -------
Increase (decrease) in net assets from operations...   1,646   14,383       755    4,864    5,437    9,561
                                                     -------  -------  --------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --        --       --       --       --
Benefit payments....................................    (709)    (589)       --       --       --       --
Payments on termination.............................    (184)  (2,710)  (14,997)  (1,172)    (209)      --
Contract Maintenance Charge.........................      (6)      (9)      (18)     (16)      (4)      (6)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................       1       --         1       (1)      --       (1)
                                                     -------  -------  --------  -------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................    (898)  (3,308)  (15,014)  (1,189)    (213)      (7)
                                                     -------  -------  --------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................     748   11,075   (14,259)   3,675    5,224    9,554
NET ASSETS AT BEGINNING OF PERIOD...................  67,341   56,266    17,971   14,296   40,887   31,333
                                                     -------  -------  --------  -------  -------  -------
NET ASSETS AT END OF PERIOD......................... $68,089  $67,341  $  3,712  $17,971  $46,111  $40,887
                                                     =======  =======  ========  =======  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,661    4,913     1,256    1,350    2,842    2,842
       Units issued.................................      --       --        --       --       --       --
       Units redeemed...............................     (61)    (252)   (1,014)     (94)     (14)      --
                                                     -------  -------  --------  -------  -------  -------
    Units outstanding at end of period..............   4,600    4,661       242    1,256    2,828    2,842
                                                     =======  =======  ========  =======  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     -----------------------------------------------------------
                                                            ADVANCED            ADVANCED           ADVANCED
                                                          SERIES TRUST        SERIES TRUST       SERIES TRUST
                                                          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                     ---------------------  ----------------   ----------------
                                                                                   AST                AST
                                                           AST MONEY        NEUBERGER BERMAN / NEUBERGER BERMAN
                                                             MARKET         LSV MID-CAP VALUE   MID-CAP GROWTH
                                                     ---------------------  ----------------   ----------------
                                                        2014       2013       2014      2013     2014     2013
                                                     ---------  ----------  -------   -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (7,337) $   (7,027) $  (353)  $  (349) $  (620) $  (545)
Net realized gains (losses).........................        --          --    1,107     3,256      447      702
Change in unrealized gains (losses).................        --          --    2,410     6,286    3,626   12,246
                                                     ---------  ----------  -------   -------  -------  -------
Increase (decrease) in net assets from operations...    (7,337)     (7,027)   3,164     9,193    3,453   12,403
                                                     ---------  ----------  -------   -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................        --          --       --        --       --       --
Benefit payments....................................  (957,494)   (500,844)      --        --     (345)    (280)
Payments on termination.............................   (14,840)   (591,249)  (2,241)   (7,624)    (315)    (329)
Contract Maintenance Charge.........................      (117)        (95)     (28)      (24)     (11)      (9)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   990,255   1,195,710      817      (918)     828     (766)
                                                     ---------  ----------  -------   -------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................    17,804     103,522   (1,452)   (8,566)     157   (1,384)
                                                     ---------  ----------  -------   -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................    10,467      96,495    1,712       627    3,610   11,019
NET ASSETS AT BEGINNING OF PERIOD...................   421,579     325,084   25,901    25,274   51,637   40,618
                                                     ---------  ----------  -------   -------  -------  -------
NET ASSETS AT END OF PERIOD......................... $ 432,046  $  421,579  $27,613   $25,901  $55,247  $51,637
                                                     =========  ==========  =======   =======  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    44,908      33,818    1,718     2,344    3,663    3,777
       Units issued.................................   103,308     151,340       84       196       91      202
       Units redeemed...............................  (101,407)   (140,250)    (175)     (822)     (79)    (316)
                                                     ---------  ----------  -------   -------  -------  -------
    Units outstanding at end of period..............    46,809      44,908    1,627     1,718    3,675    3,663
                                                     =========  ==========  =======   =======  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ------------------------------------------------------
                                                         ADVANCED         ADVANCED           ADVANCED
                                                       SERIES TRUST     SERIES TRUST       SERIES TRUST
                                                       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                                     ---------------  ----------------  ------------------
                                                                             AST                AST
                                                           AST           PARAMETRIC            PIMCO
                                                      NEW DISCOVERY   EMERGING MARKETS   LIMITED MATURITY
                                                     ASSET ALLOCATION      EQUITY              BOND
                                                     ---------------  ----------------  ------------------
                                                      2014     2013     2014     2013     2014      2013
                                                     ------  -------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (77) $   (64) $  (216) $  (217) $ (1,186) $ (1,290)
Net realized gains (losses).........................     46      606      (11)       4      (766)   (1,289)
Change in unrealized gains (losses).................    186       31     (714)      35       716    (1,048)
                                                     ------  -------  -------  -------  --------  --------
Increase (decrease) in net assets from operations...    155      573     (941)    (178)   (1,236)   (3,627)
                                                     ------  -------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................     --       --       --       --        --        --
Benefit payments....................................     --       --       --       --      (248)     (238)
Payments on termination.............................     --       --     (377)    (441)   (6,184)  (19,441)
Contract Maintenance Charge.........................     (4)      (2)     (43)     (51)      (18)      (59)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  2,028   (2,624)      --       --       (16)   10,078
                                                     ------  -------  -------  -------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  2,024   (2,626)    (420)    (492)   (6,466)   (9,660)
                                                     ------  -------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................  2,179   (2,053)  (1,361)    (670)   (7,702)  (13,287)
NET ASSETS AT BEGINNING OF PERIOD...................  3,451    5,504   15,837   16,507   102,865   116,152
                                                     ------  -------  -------  -------  --------  --------
NET ASSETS AT END OF PERIOD......................... $5,630  $ 3,451  $14,476  $15,837  $ 95,163  $102,865
                                                     ======  =======  =======  =======  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    285      532    1,584    1,633     8,814     9,610
       Units issued.................................    247      650       --       --       438       877
       Units redeemed...............................    (83)    (897)     (45)     (49)     (999)   (1,673)
                                                     ------  -------  -------  -------  --------  --------
    Units outstanding at end of period..............    449      285    1,539    1,584     8,253     8,814
                                                     ======  =======  =======  =======  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          ----------------------------------------------------------------------
                                                ADVANCED               ADVANCED                 ADVANCED
                                              SERIES TRUST           SERIES TRUST             SERIES TRUST
                                              SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                          -------------------  -----------------------  -----------------------
                                                  AST
                                                 PIMCO                   AST                      AST
                                              TOTAL RETURN           PRESERVATION              PRUDENTIAL
                                                  BOND             ASSET ALLOCATION        GROWTH ALLOCATION
                                          -------------------  -----------------------  -----------------------
                                            2014       2013        2014        2013        2014         2013
                                          --------  ---------  -----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ (1,431) $  (4,969) $  (135,887) $ (133,308) $ (150,651) $  (141,018)
Net realized gains (losses)..............    2,119      8,325      349,052     241,763     381,745      426,637
Change in unrealized gains (losses)......    2,599    (20,435)     131,709     492,352     433,091      968,355
                                          --------  ---------  -----------  ----------  ----------  -----------
Increase (decrease) in net assets from
 operations..............................    3,287    (17,079)     344,874     600,807     664,185    1,253,974
                                          --------  ---------  -----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       --      1,725          483         434          --           --
Benefit payments.........................     (520)      (485)          --          --          --           --
Payments on termination..................   (8,324)   (46,711)  (1,021,266)   (670,785)   (629,149)  (2,650,308)
Contract Maintenance Charge..............      (37)       (69)     (27,044)    (26,415)    (49,184)     (45,400)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      716   (263,869)     159,783     (97,841)    131,644      571,810
                                          --------  ---------  -----------  ----------  ----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (8,165)  (309,409)    (888,044)   (794,607)   (546,689)  (2,123,898)
                                          --------  ---------  -----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (4,878)  (326,488)    (543,170)   (193,800)    117,496     (869,924)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  113,997    440,485    8,487,378   8,681,178   9,290,520   10,160,444
                                          --------  ---------  -----------  ----------  ----------  -----------
NET ASSETS AT END OF PERIOD.............. $109,119  $ 113,997  $ 7,944,208  $8,487,378  $9,408,016  $ 9,290,520
                                          ========  =========  ===========  ==========  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    8,522     32,751      684,088     751,850     877,917    1,112,176
       Units issued......................    1,341        331       56,251      73,920     112,931      215,761
       Units redeemed....................   (1,931)   (24,560)    (125,685)   (141,682)   (164,909)    (450,020)
                                          --------  ---------  -----------  ----------  ----------  -----------
    Units outstanding at end of period...    7,932      8,522      614,654     684,088     825,939      877,917
                                          ========  =========  ===========  ==========  ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                   --------------------------------------------------------------
                                                        ADVANCED             ADVANCED              ADVANCED
                                                      SERIES TRUST         SERIES TRUST          SERIES TRUST
                                                      SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                   -----------------  ----------------------  ------------------
                                                          AST                   AST                   AST
                                                         QMA US                 RCM                SCHRODERS
                                                      EQUITY ALPHA         WORLD TRENDS         GLOBAL TACTICAL
                                                   -----------------  ----------------------  ------------------
                                                     2014     2013       2014        2013       2014      2013
                                                   -------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  (608) $   (564) $  (25,336) $  (26,760) $ (7,167) $ (6,172)
Net realized gains (losses).......................     543     3,983      42,802     111,268     3,427     8,771
Change in unrealized gains (losses)...............   7,695     9,694      32,958      83,849    25,817    68,770
                                                   -------  --------  ----------  ----------  --------  --------
Increase (decrease) in net assets from operations.   7,630    13,113      50,424     168,357    22,077    71,369
                                                   -------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      --        --          --          --     9,900        --
Benefit payments..................................    (735)     (566)         --          --        --        --
Payments on termination...........................    (197)  (10,430)    (81,208)   (346,529)     (978)     (699)
Contract Maintenance Charge.......................     (13)      (13)     (4,533)     (4,699)   (1,218)   (1,154)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................   1,612    (1,891)     13,373      (8,259)   11,797    47,680
                                                   -------  --------  ----------  ----------  --------  --------
Increase (decrease) in net assets from contract
 transactions.....................................     667   (12,900)    (72,368)   (359,487)   19,501    45,827
                                                   -------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS.................   8,297       213     (21,944)   (191,130)   41,578   117,196
NET ASSETS AT BEGINNING OF
 PERIOD...........................................  47,252    47,039   1,549,814   1,740,944   519,664   402,468
                                                   -------  --------  ----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD....................... $55,549  $ 47,252  $1,527,870  $1,549,814  $561,242  $519,664
                                                   =======  ========  ==========  ==========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period......   3,709     4,838     136,191     168,568    42,661    38,412
       Units issued...............................     127       388       5,325      10,298     2,198     9,078
       Units redeemed.............................     (67)   (1,517)    (11,572)    (42,675)     (580)   (4,829)
                                                   -------  --------  ----------  ----------  --------  --------
    Units outstanding at end of period............   3,769     3,709     129,944     136,191    44,279    42,661
                                                   =======  ========  ==========  ==========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                         --------------------------------------------------------
                                               ADVANCED            ADVANCED         ADVANCED
                                             SERIES TRUST        SERIES TRUST     SERIES TRUST
                                             SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                                         -------------------   ---------------  ----------------
                                                 AST                                   AST
                                         SCHRODERS MULTI-ASSET       AST        SMALL-CAP GROWTH
                                           WORLD STRATEGIES    SMALL-CAP GROWTH OPPORTUNITIES (E)
                                         -------------------   ---------------  -----------------
                                           2014        2013      2014    2013     2014     2013
                                         --------   ---------  -------  ------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............ $(10,905)  $ (12,371) $   (31) $  (40) $  (313) $  (272)
Net realized gains (losses).............   23,443      55,399    1,844     238      556      787
Change in unrealized gains (losses).....   (3,225)     48,715   (1,918)    757      657    6,799
                                         --------   ---------  -------  ------  -------  -------
Increase (decrease) in net assets from
 operations.............................    9,313      91,743     (105)    955      900    7,314
                                         --------   ---------  -------  ------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits................................       --          --       --      --       --       --
Benefit payments........................       --          --       --      --     (367)    (291)
Payments on termination.................  (61,318)   (266,115)  (3,008)     --     (815)    (721)
Contract Maintenance Charge.............   (3,711)     (4,548)      (4)     (3)     (15)     (13)
Transfers among the sub-accounts and
 with the Fixed Account--net............    4,635      62,070      350    (306)     790     (987)
                                         --------   ---------  -------  ------  -------  -------
Increase (decrease) in net assets from
 contract transactions..................  (60,394)   (208,593)  (2,662)   (309)    (407)  (2,012)
                                         --------   ---------  -------  ------  -------  -------
INCREASE (DECREASE) IN NET ASSETS.......  (51,081)   (116,850)  (2,767)    646      493    5,302
NET ASSETS AT BEGINNING OF PERIOD.......  704,000     820,850    3,689   3,043   25,180   19,878
                                         --------   ---------  -------  ------  -------  -------
NET ASSETS AT END OF PERIOD............. $652,919   $ 704,000  $   922  $3,689  $25,673  $25,180
                                         ========   =========  =======  ======  =======  =======
UNITS OUTSTANDING
   Units outstanding at beginning of
     period.............................   60,897      79,826      225     248    1,834    2,015
      Units issued......................    2,087       9,725       32      85      104      214
      Units redeemed....................   (7,329)    (28,654)    (200)   (108)    (133)    (395)
                                         --------   ---------  -------  ------  -------  -------
   Units outstanding at end of period...   55,655      60,897       57     225    1,805    1,834
                                         ========   =========  =======  ======  =======  =======

--------
(e)Previously known as AST Federated Aggressive Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                         -----------------------------------------------------------
                                             ADVANCED          ADVANCED             ADVANCED
                                           SERIES TRUST      SERIES TRUST         SERIES TRUST
                                            SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT
                                         ----------------  ----------------  ----------------------
                                                                  AST                  AST
                                                AST            TEMPLETON          T. ROWE PRICE
                                          SMALL-CAP VALUE     GLOBAL BOND       ASSET ALLOCATION
                                         ----------------  ----------------  ----------------------
                                           2014     2013     2014     2013      2014        2013
                                         -------  -------  -------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............ $  (384) $  (339) $  (728) $  (793) $ (106,121) $ (100,722)
Net realized gains (losses).............     436      977      (42)    (278)    299,251     203,219
Change in unrealized gains (losses).....   1,108    7,324      436   (2,137)     75,788     745,014
                                         -------  -------  -------  -------  ----------  ----------
Increase (decrease) in net assets from
 operations.............................   1,160    7,962     (334)  (3,208)    268,918     847,511
                                         -------  -------  -------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits................................      --       --       --    1,725       1,500       1,500
Benefit payments........................      --       --       --       --          --          --
Payments on termination.................    (343)    (365)  (2,725)  (4,568)   (860,121)   (212,567)
Contract Maintenance Charge.............     (12)     (10)     (21)     (34)    (12,441)    (12,592)
Transfers among the sub-accounts and
 with the Fixed Account--net............     481     (559)     239     (167)    (13,637)    291,611
                                         -------  -------  -------  -------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions..................     126     (934)  (2,507)  (3,044)   (884,699)     67,952
                                         -------  -------  -------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS.......   1,286    7,028   (2,841)  (6,252)   (615,781)    915,463
NET ASSETS AT BEGINNING OF PERIOD.......  29,661   22,633   56,087   62,339   6,584,731   5,669,268
                                         -------  -------  -------  -------  ----------  ----------
NET ASSETS AT END OF PERIOD............. $30,947  $29,661  $53,246  $56,087  $5,968,950  $6,584,731
                                         =======  =======  =======  =======  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
     period.............................   1,971    2,040    4,678    4,941     513,335     507,385
      Units issued......................      52      103      301      201      14,049      83,725
      Units redeemed....................     (43)    (172)    (503)    (464)    (82,460)    (77,775)
                                         -------  -------  -------  -------  ----------  ----------
   Units outstanding at end of period...   1,980    1,971    4,476    4,678     444,924     513,335
                                         =======  =======  =======  =======  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     --------------------------------------------------------
                                                         ADVANCED           ADVANCED           ADVANCED
                                                       SERIES TRUST       SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                                                     ----------------  -----------------  ------------------
                                                            AST               AST                 AST
                                                       T. ROWE PRICE     T. ROWE PRICE       T. ROWE PRICE
                                                       EQUITY INCOME    LARGE-CAP GROWTH   NATURAL RESOURCES
                                                     ----------------  -----------------  ------------------
                                                       2014     2013     2014     2013      2014      2013
                                                     -------  -------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $(1,268) $(1,145) $  (206) $   (461) $ (1,777) $ (1,777)
Net realized gains (losses).........................     757      659      165    12,960    (1,753)   (1,992)
Change in unrealized gains (losses).................   4,886   17,723    1,274      (452)   (6,150)   19,458
                                                     -------  -------  -------  --------  --------  --------
Increase (decrease) in net assets from operations...   4,375   17,237    1,233    12,047    (9,680)   15,689
                                                     -------  -------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --       --        --        --     4,486
Benefit payments....................................    (693)    (573)      --        --        --        --
Payments on termination.............................    (689)  (2,917)      --   (27,289)  (21,259)   (7,320)
Contract Maintenance Charge.........................     (12)     (11)      (7)      (17)      (57)      (57)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................       1       (1)     413      (329)    5,936    (3,516)
                                                     -------  -------  -------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (1,393)  (3,502)     406   (27,635)  (15,380)   (6,407)
                                                     -------  -------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   2,982   13,735    1,639   (15,588)  (25,060)    9,282
NET ASSETS AT BEGINNING OF PERIOD...................  77,022   63,287   17,109    32,697   126,494   117,212
                                                     -------  -------  -------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $80,004  $77,022  $18,748  $ 17,109  $101,434  $126,494
                                                     =======  =======  =======  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   7,343    7,690    1,033     2,835    12,915    13,614
       Units issued.................................      --       --       36        97     1,170     1,901
       Units redeemed...............................    (125)    (347)     (12)   (1,899)   (2,588)   (2,600)
                                                     -------  -------  -------  --------  --------  --------
    Units outstanding at end of period..............   7,218    7,343    1,057     1,033    11,497    12,915
                                                     =======  =======  =======  ========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 ---------------------------------------------------------------
                                                                                               ALLIANCE
                                                      ADVANCED           ADVANCED         BERNSTEIN VARIABLE
                                                    SERIES TRUST       SERIES TRUST       PRODUCT SERIES FUND
                                                     SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------  ----------------  ------------------------
                                                   AST WELLINGTON
                                                     MANAGEMENT      AST WESTERN ASSET  ALLIANCE BERNSTEIN VPS
                                                    HEDGED EQUITY     CORE PLUS BOND            GROWTH
                                                 ------------------  ----------------  ------------------------
                                                   2014      2013      2014     2013       2014         2013
                                                 --------  --------  -------  -------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $ (2,925) $ (2,054) $  (128) $  (129) $  (322,546) $  (352,126)
Net realized gains (losses).....................    1,073     7,121       31        1    3,217,117    1,709,028
Change in unrealized gains (losses).............    9,345    17,117      863     (199)  (1,032,687)   4,574,781
                                                 --------  --------  -------  -------  -----------  -----------
Increase (decrease) in net assets from
 operations.....................................    7,493    22,184      766     (327)   1,861,884    5,931,683
                                                 --------  --------  -------  -------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --        --       --       --       30,025        5,109
Benefit payments................................       --        --     (527)    (482)  (2,913,164)    (733,167)
Payments on termination.........................   (2,547)     (237)      --       --   (2,579,346)  (3,390,164)
Contract Maintenance Charge.....................      (41)      (40)      --       --      (35,917)     (43,687)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   45,942    19,457       --       --     (324,356)    (414,657)
                                                 --------  --------  -------  -------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................   43,354    19,180     (527)    (482)  (5,822,758)  (4,576,566)
                                                 --------  --------  -------  -------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   50,847    41,364      239     (809)  (3,960,874)   1,355,117
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  160,011   118,647   12,593   13,402   22,403,551   21,048,434
                                                 --------  --------  -------  -------  -----------  -----------
NET ASSETS AT END OF PERIOD..................... $210,858  $160,011  $12,832  $12,593  $18,442,677  $22,403,551
                                                 ========  ========  =======  =======  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   15,444    13,594    1,042    1,081    1,688,658    2,043,765
       Units issued.............................    4,630     5,827       --       --       68,376       60,393
       Units redeemed...........................     (500)   (3,977)     (42)     (39)    (433,280)    (415,500)
                                                 --------  --------  -------  -------  -----------  -----------
    Units outstanding at end of period..........   19,574    15,444    1,000    1,042    1,323,754    1,688,658
                                                 ========  ========  =======  =======  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -------------------------------------------------------------------------------
                                                   ALLIANCE                   ALLIANCE                  ALLIANCE
                                              BERNSTEIN VARIABLE         BERNSTEIN VARIABLE        BERNSTEIN VARIABLE
                                              PRODUCT SERIES FUND        PRODUCT SERIES FUND       PRODUCT SERIES FUND
                                                  SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  ------------------------  ------------------------
                                            ALLIANCE BERNSTEIN VPS     ALLIANCE BERNSTEIN VPS    ALLIANCE BERNSTEIN VPS
                                                GROWTH & INCOME          INTERNATIONAL VALUE        LARGE CAP GROWTH
                                          --------------------------  ------------------------  ------------------------
                                              2014          2013          2014         2013         2014         2013
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (341,792) $   (325,040) $   180,296  $   533,896  $  (288,279) $  (305,469)
Net realized gains (losses)..............    4,028,955     1,964,502     (300,313)    (838,996)   2,992,083    1,012,750
Change in unrealized gains (losses)......      410,789    15,892,116     (780,696)   2,885,229     (929,176)   4,856,891
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    4,097,952    17,531,578     (900,713)   2,580,129    1,774,628    5,564,172
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       14,082        16,240       22,514        5,262        9,685        2,460
Benefit payments.........................   (4,847,264)   (2,016,602)    (282,362)    (334,169)  (4,094,067)    (397,042)
Payments on termination..................   (7,236,670)   (8,359,550)  (1,956,358)  (2,792,188)  (1,534,722)  (1,617,770)
Contract Maintenance Charge..............      (52,621)      (64,507)     (41,180)     (53,719)     (16,349)     (17,179)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (1,948,617)   (2,690,439)     719,518     (770,835)     (57,821)    (704,166)
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (14,071,090)  (13,114,858)  (1,537,868)  (3,945,649)  (5,693,274)  (2,733,697)
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (9,973,138)    4,416,720   (2,438,581)  (1,365,520)  (3,918,646)   2,830,475
NET ASSETS AT BEGINNING OF
 PERIOD..................................   64,268,466    59,851,746   12,865,936   14,231,456   20,319,926   17,489,451
                                          ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 54,295,328  $ 64,268,466  $10,427,355  $12,865,936  $16,401,280  $20,319,926
                                          ============  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    3,789,566     4,651,863    1,175,806    1,567,420    1,886,363    2,203,731
       Units issued......................       52,735        79,216       93,421       59,790       92,902       45,294
       Units redeemed....................     (857,177)     (941,513)    (232,630)    (451,404)    (548,678)    (362,662)
                                          ------------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................    2,985,124     3,789,566    1,036,597    1,175,806    1,430,587    1,886,363
                                          ============  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 -------------------------------------------------------------------
                                                         ALLIANCE                 ALLIANCE             AMERICAN
                                                    BERNSTEIN VARIABLE       BERNSTEIN VARIABLE    CENTURY VARIABLE
                                                    PRODUCT SERIES FUND      PRODUCT SERIES FUND   PORTFOLIOS, INC.
                                                        SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
                                                 ------------------------  ----------------------  ----------------
                                                  ALLIANCE BERNSTEIN VPS          ALLIANCE         AMERICAN CENTURY
                                                    SMALL/MID CAP VALUE      BERNSTEIN VPS VALUE      VP BALANCED
                                                 ------------------------  ----------------------  ----------------
                                                     2014         2013        2014        2013       2014     2013
                                                 -----------  -----------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (197,641) $  (241,922) $   (2,262) $    1,646  $     9  $    15
Net realized gains (losses).....................   3,781,579    2,466,286      51,908      35,588    1,161      343
Change in unrealized gains (losses).............  (2,571,308)   3,532,808      36,542     336,755     (223)   1,315
                                                 -----------  -----------  ----------  ----------  -------  -------
Increase (decrease) in net assets from
 operations.....................................   1,012,630    5,757,172      86,188     373,989      947    1,673
                                                 -----------  -----------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      35,548       10,100          --          --       --       --
Benefit payments................................  (3,516,832)    (459,217)    (73,855)   (126,144)      --       --
Payments on termination.........................  (2,547,986)  (3,756,404)   (134,022)   (352,863)    (858)    (741)
Contract Maintenance Charge.....................     (56,792)     (71,597)     (3,024)     (4,849)      --       --
Transfers among the sub-accounts and with
 the Fixed Account--net.........................    (287,938)    (580,994)    (19,718)   (153,404)      (1)      --
                                                 -----------  -----------  ----------  ----------  -------  -------
Increase (decrease) in net assets from contract
 transactions...................................  (6,374,000)  (4,858,112)   (230,619)   (637,260)    (859)    (741)
                                                 -----------  -----------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (5,361,370)     899,060    (144,431)   (263,271)      88      932
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  18,939,331   18,040,271   1,089,057   1,352,328   11,659   10,727
                                                 -----------  -----------  ----------  ----------  -------  -------
NET ASSETS AT END OF PERIOD..................... $13,577,961  $18,939,331  $  944,626  $1,089,057  $11,747  $11,659
                                                 ===========  ===========  ==========  ==========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     646,887      834,393      83,541     138,625      569      606
       Units issued.............................      16,066       21,480         929       3,209       --       --
       Units redeemed...........................    (228,648)    (208,986)    (17,864)    (58,293)     (39)     (37)
                                                 -----------  -----------  ----------  ----------  -------  -------
    Units outstanding at end of period..........     434,305      646,887      66,606      83,541      530      569
                                                 ===========  ===========  ==========  ==========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ------------------------------------------------------------
                                                        AMERICAN           DEUTSCHE              DEUTSCHE
                                                     CENTURY VARIABLE      VARIABLE              VARIABLE
                                                     PORTFOLIOS, INC.    SERIES I (F)          SERIES I (F)
                                                       SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
                                                     --------------   ------------------  ----------------------
                                                                           DEUTSCHE              DEUTSCHE
                                                     AMERICAN CENTURY        BOND             CAPITAL GROWTH
                                                     VP INTERNATIONAL      VIP A (G)             VIP A (H)
                                                     --------------   ------------------  ----------------------
                                                      2014     2013     2014      2013       2014        2013
                                                     ------   ------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   12   $   12  $  9,626  $  9,034  $     (989) $    5,097
Net realized gains (losses).........................     25       18    (1,239)       50     119,478      31,571
Change in unrealized gains (losses).................   (456)   1,011     9,929   (21,024)      3,496     249,928
                                                     ------   ------  --------  --------  ----------  ----------
Increase (decrease) in net assets from operations...   (419)   1,041    18,316   (11,940)    121,985     286,596
                                                     ------   ------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................     --       --       500        --       6,815       5,150
Benefit payments....................................     --       --   (18,108)   (4,849)    (60,591)     (2,418)
Payments on termination.............................     --       --    (5,534)  (31,176)    (38,954)    (77,208)
Contract Maintenance Charge.........................     (4)      (4)       --        --          --          --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      1        2     4,818   (18,093)    (49,113)    (34,575)
                                                     ------   ------  --------  --------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions.......................................     (3)      (2)  (18,324)  (54,118)   (141,843)   (109,051)
                                                     ------   ------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................   (422)   1,039        (8)  (66,058)    (19,858)    177,545
NET ASSETS AT BEGINNING OF PERIOD...................  6,088    5,049   299,156   365,214   1,105,699     928,154
                                                     ------   ------  --------  --------  ----------  ----------
NET ASSETS AT END OF PERIOD......................... $5,666   $6,088  $299,148  $299,156  $1,085,841  $1,105,699
                                                     ======   ======  ========  ========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    321      321    19,927    23,425      61,192      68,686
       Units issued.................................     --       --     2,445       277       2,660         643
       Units redeemed...............................     --       --    (3,553)   (3,775)    (10,303)     (8,137)
                                                     ------   ------  --------  --------  ----------  ----------
    Units outstanding at end of period..............    321      321    18,819    19,927      53,549      61,192
                                                     ======   ======  ========  ========  ==========  ==========

--------
(f)Previously known as DWS Variable Series I
(g)Previously known as DWS Bond VIP A
(h)Previously known as DWS Capital Growth VIP A

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 ---------------------------------------------------------------
                                                      DEUTSCHE              DEUTSCHE              DEUTSCHE
                                                      VARIABLE              VARIABLE              VARIABLE
                                                    SERIES I (F)          SERIES I (F)          SERIES I (F)
                                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------  ----------------------  ------------------
                                                      DEUTSCHE              DEUTSCHE              DEUTSCHE
                                                     CORE EQUITY        GLOBAL SMALL CAP        INTERNATIONAL
                                                      VIP A (I)             VIP A (J)             VIP A (K)
                                                 ------------------  ----------------------  ------------------
                                                   2014      2013       2014        2013       2014      2013
                                                 --------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  2,155  $  2,705  $    1,349  $   (1,138) $  2,987  $ 12,181
Net realized gains (losses).....................   24,781     4,592     146,308     102,366   (12,723)  (22,966)
Change in unrealized gains (losses).............   35,355   139,463    (202,088)    226,793   (23,429)   61,816
                                                 --------  --------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 operations.....................................   62,291   146,760     (54,431)    328,021   (33,165)   51,031
                                                 --------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................    1,940     1,500      40,045       1,855       320       255
Benefit payments................................  (35,566)     (308)    (18,629)         --   (23,103)     (549)
Payments on termination.........................  (23,708)  (25,778)    (27,737)   (148,650)  (15,750)  (60,120)
Contract Maintenance Charge.....................       --        --          --          --        --        --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................      726   107,139     (51,390)     (7,052)   (1,533)  (23,849)
                                                 --------  --------  ----------  ----------  --------  --------
Increase (decrease) in net assets from contract
 transactions...................................  (56,608)   82,553     (57,711)   (153,847)  (40,066)  (84,263)
                                                 --------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    5,683   229,313    (112,142)    174,174   (73,231)  (33,232)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  611,275   381,962   1,175,513   1,001,339   290,363   323,595
                                                 --------  --------  ----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD..................... $616,958  $611,275  $1,063,371  $1,175,513  $217,132  $290,363
                                                 ========  ========  ==========  ==========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   37,342    31,832      33,042      38,026    21,587    28,757
       Units issued.............................    2,186     7,483       2,326       2,256     3,546        98
       Units redeemed...........................   (5,566)   (1,973)     (3,971)     (7,240)   (6,727)   (7,268)
                                                 --------  --------  ----------  ----------  --------  --------
    Units outstanding at end of period..........   33,962    37,342      31,397      33,042    18,406    21,587
                                                 ========  ========  ==========  ==========  ========  ========

--------
(f)Previously known as DWS Variable Series I
(i)Previously known as DWS Core Equity VIP A
(j)Previously known as DWS Global Small Cap Growth VIP A
(k)Previously known as DWS International VIP A

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                           ----------------------------------------------------------------
                                                  DEUTSCHE              DEUTSCHE            DEUTSCHE
                                                  VARIABLE              VARIABLE            VARIABLE
                                                SERIES II (L)         SERIES II (L)       SERIES II (L)
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                           ----------------------  ------------------  ------------------
                                                  DEUTSCHE              DEUTSCHE            DEUTSCHE
                                                GLOBAL INCOME         MONEY MARKET     SMALL MID CAP GROWTH
                                            BUILDER VIP A II (M)      VIP A II (N)        VIP A II (O)
                                           ----------------------  ------------------  ------------------
                                              2014        2013       2014      2013      2014       2013
                                           ----------  ----------  --------  --------  --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   30,825  $   18,103  $ (1,234) $ (1,271) $ (2,710)  $ (2,017)
Net realized gains (losses)...............    153,031      24,638        --        --    21,569      8,124
Change in unrealized gains (losses).......   (142,937)    147,247        --        --      (485)   109,504
                                           ----------  ----------  --------  --------  --------   --------
Increase (decrease) in net assets from
 operations...............................     40,919     189,988    (1,234)   (1,271)   18,374    115,611
                                           ----------  ----------  --------  --------  --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      1,850          --        --     1,500    39,705        540
Benefit payments..........................    (54,457)     (5,895)     (467)       --       (19)        --
Payments on termination...................    (73,886)    (26,508)   (3,682)       --   (21,525)   (18,005)
Contract Maintenance Charge...............         --          --        --        --        --         --
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (19,667)   (111,197)     (331)   (4,458)  (17,978)     4,603
                                           ----------  ----------  --------  --------  --------   --------
Increase (decrease) in net assets from
 contract transactions....................   (146,160)   (143,600)   (4,480)   (2,958)      183    (12,862)
                                           ----------  ----------  --------  --------  --------   --------
INCREASE (DECREASE) IN NET
 ASSETS...................................   (105,241)     46,388    (5,714)   (4,229)   18,557    102,749
NET ASSETS AT BEGINNING OF
 PERIOD...................................  1,309,691   1,263,303   169,065   173,294   384,402    281,653
                                           ----------  ----------  --------  --------  --------   --------
NET ASSETS AT END OF PERIOD............... $1,204,450  $1,309,691  $163,351  $169,065  $402,959   $384,402
                                           ==========  ==========  ========  ========  ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     87,087      97,256    16,364    16,649    21,779     22,630
       Units issued.......................      2,526         321     2,554       207     3,373      1,570
       Units redeemed.....................    (11,927)    (10,490)   (3,008)     (492)   (3,400)    (2,421)
                                           ----------  ----------  --------  --------  --------   --------
    Units outstanding at end of period....     77,686      87,087    15,910    16,364    21,752     21,779
                                           ==========  ==========  ========  ========  ========   ========

--------
(l)Previously known as DWS Variable Series II
(m)Previously known as DWS Global Income Builder VIP A II
(n)Previously known as DWS Money Market VIP A II
(o)Previously known as DWS Small Mid Cap Growth VIP A II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ----------------------------------------------------------
                                                          DREYFUS
                                                     SOCIALLY RESPONSIBLE    DREYFUS STOCK    DREYFUS VARIABLE
                                                     GROWTH FUND, INC.        INDEX FUND       INVESTMENT FUND
                                                        SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
                                                     -------------------  ------------------  ----------------
                                                          DREYFUS
                                                     SOCIALLY RESPONSIBLE    DREYFUS STOCK      VIF GROWTH &
                                                        GROWTH FUND           INDEX FUND           INCOME
                                                     -------------------  ------------------  ----------------
                                                       2014       2013      2014      2013      2014     2013
                                                      -------   -------   --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   (52)   $    (7)  $  1,878  $  2,085  $  (624) $  (471)
Net realized gains (losses).........................   1,500        153     14,335    11,317    3,671    2,202
Change in unrealized gains (losses).................     935      4,794     48,428   117,942    4,165   23,042
                                                      -------   -------   --------  --------  -------  -------
Increase (decrease) in net assets from operations...   2,383      4,940     64,641   131,344    7,212   24,773
                                                      -------   -------   --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --         --         --        --       --       --
Benefit payments....................................      --         --        (23)  (13,552)      --       --
Payments on termination.............................      --       (524)   (11,939)  (12,913)  (8,878)  (9,186)
Contract Maintenance Charge.........................      (7)        (9)      (219)     (217)     (70)     (80)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      --         --     (3,777)     (594)   3,071     (446)
                                                      -------   -------   --------  --------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................      (7)      (533)   (15,958)  (27,276)  (5,877)  (9,712)
                                                      -------   -------   --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................   2,376      4,407     48,683   104,068    1,335   15,061
NET ASSETS AT BEGINNING OF PERIOD...................  19,853     15,446    555,089   451,021   90,269   75,208
                                                      -------   -------   --------  --------  -------  -------
NET ASSETS AT END OF PERIOD......................... $22,229    $19,853   $603,772  $555,089  $91,604  $90,269
                                                      =======   =======   ========  ========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   1,354      1,399     32,947    34,786    5,209    5,860
       Units issued.................................      --         --        131        --      186       --
       Units redeemed...............................      --        (45)    (1,095)   (1,839)    (556)    (651)
                                                      -------   -------   --------  --------  -------  -------
    Units outstanding at end of period..............   1,354      1,354     31,983    32,947    4,839    5,209
                                                      =======   =======   ========  ========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                           ----------------------------------------------------------------------
                                             DREYFUS VARIABLE          FEDERATED            FIDELITY VARIABLE
                                             INVESTMENT FUND        INSURANCE SERIES     INSURANCE PRODUCTS FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                           -------------------  -----------------------  -----------------------
                                                   VIF                 FEDERATED
                                               MONEY MARKET       PRIME MONEY FUND II         VIP CONTRAFUND
                                           -------------------  -----------------------  -----------------------
                                             2014       2013       2014         2013         2014        2013
                                           --------  ---------  ----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $ (5,288) $  (6,522) $  (73,616) $   (89,202) $   (26,146) $  (14,371)
Net realized gains (losses)...............       --         --          --           --      587,940     147,889
Change in unrealized gains (losses).......       --         --          --           --      (46,647)  1,132,256
                                           --------  ---------  ----------  -----------  -----------  ----------
Increase (decrease) in net assets from
 operations...............................   (5,288)    (6,522)    (73,616)     (89,202)     515,147   1,265,774
                                           --------  ---------  ----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................    1,948        200       2,060        2,060       48,844      45,456
Benefit payments..........................   (4,093)    (3,500)   (161,193)    (260,882)    (166,300)    (19,713)
Payments on termination...................   (7,791)  (207,811)   (599,228)    (929,560)    (499,647)   (547,633)
Contract Maintenance Charge...............     (161)      (206)     (4,648)      (5,311)      (3,786)     (4,132)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (68,495)   136,501       6,081     (116,589)    (703,161)     43,323
                                           --------  ---------  ----------  -----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions....................  (78,592)   (74,816)   (756,928)  (1,310,282)  (1,324,050)   (482,699)
                                           --------  ---------  ----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (83,880)   (81,338)   (830,544)  (1,399,484)    (808,903)    783,075
NET ASSETS AT BEGINNING OF
 PERIOD...................................  424,711    506,049   5,677,672    7,077,156    5,318,361   4,535,286
                                           --------  ---------  ----------  -----------  -----------  ----------
NET ASSETS AT END OF PERIOD............... $340,831  $ 424,711  $4,847,128  $ 5,677,672  $ 4,509,458  $5,318,361
                                           ========  =========  ==========  ===========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   40,455     47,307     480,972      588,731      238,188     263,140
       Units issued.......................      228     14,673      16,441       12,330        5,209       9,511
       Units redeemed.....................   (8,151)   (21,525)    (81,277)    (120,089)     (62,036)    (34,463)
                                           --------  ---------  ----------  -----------  -----------  ----------
    Units outstanding at end of period....   32,532     40,455     416,136      480,972      181,361     238,188
                                           ========  =========  ==========  ===========  ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------
                                           FIDELITY VARIABLE         FIDELITY VARIABLE      FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                              SUB-ACCOUNT               SUB-ACCOUNT            SUB-ACCOUNT
                                          ----------------------  ----------------------  ----------------------
                                           VIP EQUITY-INCOME            VIP GROWTH           VIP HIGH INCOME
                                          ----------------------  ----------------------  ----------------------
                                            2014         2013        2014        2013        2014        2013
                                           --------   ---------   ----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ 10,584    $   8,022   $  (42,200) $  (34,097) $  22,027   $  29,365
Net realized gains (losses)..............   34,548       69,969      213,743     114,236      2,044         223
Change in unrealized gains (losses)......   11,962      111,031      164,290     865,175    (20,950)      2,822
                                           --------   ---------   ----------  ----------  ---------   ---------
Increase (decrease) in net assets from
 operations..............................   57,094      189,022      335,833     945,314      3,121      32,410
                                           --------   ---------   ----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      180          180       15,320      12,230      1,776       2,662
Benefit payments.........................  (36,134)         (43)      (5,549)    (37,753)     1,035      (3,954)
Payments on termination..................  (27,810)    (120,473)    (231,681)   (304,622)  (136,166)   (160,763)
Contract Maintenance Charge..............     (383)        (447)      (3,181)     (3,384)      (526)       (689)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (32,601)     (39,289)    (226,830)    101,025    (22,654)     (4,828)
                                           --------   ---------   ----------  ----------  ---------   ---------
Increase (decrease) in net assets from
 contract transactions...................  (96,748)    (160,072)    (451,921)   (232,504)  (156,535)   (167,572)
                                           --------   ---------   ----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (39,654)      28,950     (116,088)    712,810   (153,414)   (135,162)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  812,883      783,933    3,578,135   2,865,325    673,689     808,851
                                           --------   ---------   ----------  ----------  ---------   ---------
NET ASSETS AT END OF
 PERIOD.................................. $773,229    $ 812,883   $3,462,047  $3,578,135  $ 520,275   $ 673,689
                                           ========   =========   ==========  ==========  =========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   44,117       54,013      261,499     281,094     43,151      54,034
       Units issued......................      968           24        8,952      14,845      1,017         731
       Units redeemed....................   (6,103)      (9,920)     (39,700)    (34,440)   (10,837)    (11,614)
                                           --------   ---------   ----------  ----------  ---------   ---------
    Units outstanding at end of
     period..............................   38,982       44,117      230,751     261,499     33,331      43,151
                                           ========   =========   ==========  ==========  =========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------
                                             FIDELITY VARIABLE       FIDELITY VARIABLE       FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                          ----------------------  ----------------------  ----------------------
                                                                            VIP
                                               VIP INDEX 500       INVESTMENT GRADE BOND       VIP OVERSEAS
                                          ----------------------  ----------------------  ----------------------
                                             2014        2013        2014        2013        2014        2013
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    5,123  $   20,575  $   10,826  $   12,682  $   (1,972) $      831
Net realized gains (losses)..............    373,677     251,073       2,908      17,286      45,449      14,367
Change in unrealized gains (losses)......     90,313     820,621      40,056     (69,382)   (127,555)    229,340
                                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................    469,113   1,092,269      53,790     (39,414)    (84,078)    244,538
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     11,026      18,944       8,944       5,969       4,323         810
Benefit payments.........................    (42,676)     (3,680)       (821)     (1,119)    (77,052)     (4,812)
Payments on termination..................   (855,377)   (611,200)   (165,461)   (150,468)    (97,806)   (118,099)
Contract Maintenance Charge..............     (2,763)     (3,030)     (1,018)     (1,129)       (728)       (890)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (55,497)     85,463     132,858      18,788    (178,824)     87,276
                                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (945,287)   (513,503)    (25,498)   (127,959)   (350,087)    (35,715)
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (476,174)    578,766      28,292    (167,373)   (434,165)    208,823
NET ASSETS AT BEGINNING OF
 PERIOD..................................  4,399,381   3,820,615   1,186,265   1,353,638   1,155,059     946,236
                                          ----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $3,923,207  $4,399,381  $1,214,557  $1,186,265  $  720,894  $1,155,059
                                          ==========  ==========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    309,144     350,105      64,144      71,032      79,639      83,967
       Units issued......................      8,781      22,454      10,398       2,244         618      22,022
       Units redeemed....................    (71,658)    (63,415)    (11,705)     (9,132)    (24,858)    (26,350)
                                          ----------  ----------  ----------  ----------  ----------  ----------
    Units outstanding at end of period...    246,267     309,144      62,837      64,144      55,399      79,639
                                          ==========  ==========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ---------------------------------------------------------------------------
                                          FIDELITY VARIABLE            FIDELITY VARIABLE       FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND
                                          (SERVICE CLASS 2)            (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                             SUB-ACCOUNT                  SUB-ACCOUNT             SUB-ACCOUNT
                                          ----------------------  --------------------------  ----------------------
                                              VIP ASSET
                                            MANAGER GROWTH              VIP CONTRAFUND         VIP EQUITY-INCOME
                                          (SERVICE CLASS 2)            (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                          ----------------------  --------------------------  ----------------------
                                            2014        2013          2014          2013        2014         2013
                                           -------     --------   ------------  ------------   --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (106)    $   (652)   $   (436,728) $   (446,929) $  6,171    $   3,186
Net realized gains (losses)..............      94       19,496       4,193,780     1,852,078    18,010       55,182
Change in unrealized gains (losses)......     496       (9,255)        528,668    11,905,074    17,765       97,733
                                           -------     --------   ------------  ------------   --------   ---------
Increase (decrease) in net assets from
 operations..............................     484        9,589       4,285,720    13,310,223    41,946      156,101
                                           -------     --------   ------------  ------------   --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      --           --          36,959        34,433        --           --
Benefit payments.........................      --           --      (1,602,823)   (1,581,791)   (4,217)     (21,941)
Payments on termination..................      --      (53,116)     (9,530,501)  (11,702,796)  (57,088)    (153,809)
Contract Maintenance Charge..............      --           (9)       (168,261)     (207,343)     (217)        (254)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      --           --        (959,334)   (1,633,185)   (3,565)      (2,045)
                                           -------     --------   ------------  ------------   --------   ---------
Increase (decrease) in net assets from
 contract transactions...................      --      (53,125)    (12,223,960)  (15,090,682)  (65,087)    (178,049)
                                           -------     --------   ------------  ------------   --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................     484      (43,536)     (7,938,240)   (1,780,459)  (23,141)     (21,948)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  12,511       56,047      50,942,439    52,722,898   640,368      662,316
                                           -------     --------   ------------  ------------   --------   ---------
NET ASSETS AT END OF
 PERIOD.................................. $12,995     $ 12,511    $ 43,004,199  $ 50,942,439  $617,227    $ 640,368
                                           =======     ========   ============  ============   ========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     864        4,536       3,151,895     4,187,770    41,179       53,584
       Units issued......................      --           --         110,876       204,899       434          480
       Units redeemed....................      --       (3,672)       (838,344)   (1,240,774)   (4,405)     (12,885)
                                           -------     --------   ------------  ------------   --------   ---------
    Units outstanding at end of
     period..............................     864          864       2,424,427     3,151,895    37,208       41,179
                                           =======     ========   ============  ============   ========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ---------------------------------------------------------------------------
                                              FIDELITY VARIABLE         FIDELITY VARIABLE        FIDELITY VARIABLE
                                           INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                              (SERVICE CLASS 2)         (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                                 SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                          ------------------------  ------------------------  ----------------------
                                                 VIP FREEDOM               VIP FREEDOM              VIP FREEDOM
                                               2010 PORTFOLIO            2020 PORTFOLIO           2030 PORTFOLIO
                                              (SERVICE CLASS 2)         (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                          ------------------------  ------------------------  ----------------------
                                              2014         2013         2014         2013        2014        2013
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (23,337) $   (31,287) $   (18,181) $   (15,850) $   (9,806) $   (2,848)
Net realized gains (losses)..............     352,611      406,981      338,817      313,654     185,434     117,390
Change in unrealized gains (losses)......    (198,094)     363,704     (192,051)     436,212     (97,594)    331,411
                                          -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................     131,180      739,398      128,585      734,016      78,034     445,953
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       3,402        6,198        1,380        2,208          --         250
Benefit payments.........................     (36,107)    (172,100)    (115,876)    (104,203)         --    (117,254)
Payments on termination..................  (1,488,654)  (2,436,392)    (935,433)    (814,285)   (361,978)   (216,633)
Contract Maintenance Charge..............     (18,867)     (29,096)     (21,989)     (27,984)    (10,526)    (10,828)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (98,290)    (141,614)    (347,551)    (339,823)   (154,931)     73,154
                                          -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (1,638,516)  (2,773,004)  (1,419,469)  (1,284,087)   (527,435)   (271,311)
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,507,336)  (2,033,606)  (1,290,884)    (550,071)   (449,401)    174,642
NET ASSETS AT BEGINNING OF
 PERIOD..................................   5,814,922    7,848,528    5,202,784    5,752,855   2,622,554   2,447,912
                                          -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $ 4,307,586  $ 5,814,922  $ 3,911,900  $ 5,202,784  $2,173,153  $2,622,554
                                          ===========  ===========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     437,738      659,208      396,610      498,523     196,604     219,057
       Units issued......................       5,193       15,645        7,072       29,238       6,672      23,026
       Units redeemed....................    (126,392)    (237,115)    (113,964)    (131,151)    (44,778)    (45,479)
                                          -----------  -----------  -----------  -----------  ----------  ----------
    Units outstanding at end of
     period..............................     316,539      437,738      289,718      396,610     158,498     196,604
                                          ===========  ===========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -------------------------------------------------------------------------
                                             FIDELITY VARIABLE     FIDELITY VARIABLE          FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                             (SERVICE CLASS 2)     (SERVICE CLASS 2)          (SERVICE CLASS 2)
                                                SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
                                          ----------------------  ----------------------  ------------------------
                                                VIP FREEDOM
                                             INCOME PORTFOLIO         VIP GROWTH             VIP GROWTH & INCOME
                                             (SERVICE CLASS 2)     (SERVICE CLASS 2)          (SERVICE CLASS 2)
                                          ----------------------  ----------------------  ------------------------
                                             2014        2013       2014        2013          2014         2013
                                          ----------  ----------   --------    --------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (8,788) $  (10,839) $ (2,414)   $ (2,047)   $   (50,772) $    (3,900)
Net realized gains (losses)..............     52,734      56,745     7,196       4,997      2,444,063      600,442
Change in unrealized gains
 (losses)................................     (8,957)     28,443     8,283      35,819     (1,753,443)   2,697,176
                                          ----------  ----------   --------    --------   -----------  -----------
Increase (decrease) in net assets from
 operations..............................     34,989      74,349    13,065      38,769        639,848    3,293,718
                                          ----------  ----------   --------    --------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         --          --        60          60         12,729          300
Benefit payments.........................   (105,026)    (35,901)   (1,144)         --     (5,454,580)    (251,966)
Payments on termination..................   (405,570)   (605,934)  (10,542)     (9,408)    (1,376,237)  (1,365,215)
Contract Maintenance Charge..............     (8,496)    (10,279)      (97)        (92)       (26,021)     (30,724)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    114,620     (11,157)   10,817        (980)       (65,676)    (500,648)
                                          ----------  ----------   --------    --------   -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (404,472)   (663,271)     (906)    (10,420)    (6,909,785)  (2,148,253)
                                          ----------  ----------   --------    --------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (369,483)   (588,922)   12,159      28,349     (6,269,937)   1,145,465
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,856,040   2,444,962   145,365     117,016     12,624,036   11,478,571
                                          ----------  ----------   --------    --------   -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $1,486,557  $1,856,040  $157,524    $145,365    $ 6,354,099  $12,624,036
                                          ==========  ==========   ========    ========   ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    151,651     207,159    10,880      11,776        760,583      906,090
       Units issued......................     11,675       2,745       815          13         28,678       31,362
       Units redeemed....................    (43,554)    (58,253)     (873)       (909)      (432,954)    (176,869)
                                          ----------  ----------   --------    --------   -----------  -----------
    Units outstanding at end of
     period..............................    119,772     151,651    10,822      10,880        356,307      760,583
                                          ==========  ==========   ========    ========   ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -------------------------------------------------------------------------
                                             FIDELITY VARIABLE       FIDELITY VARIABLE        FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                             (SERVICE CLASS 2)       (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                                SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  -----------------------  -----------------------
                                             VIP GROWTH STOCK         VIP HIGH INCOME           VIP INDEX 500
                                             (SERVICE CLASS 2)       (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                          ----------------------  -----------------------  -----------------------
                                             2014        2013         2014        2013         2014        2013
                                          ----------  ----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (14,357) $  (16,712) $   147,771  $  201,161  $   (19,296) $   15,920
Net realized gains (losses)..............    243,001     207,935       45,831      34,239      851,592     444,560
Change in unrealized gains (losses)......    (93,915)    168,259     (195,793)    (25,601)      (4,195)  1,606,292
                                          ----------  ----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 operations..............................    134,729     359,482       (2,191)    209,799      828,101   2,066,772
                                          ----------  ----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     35,205          --          144         184       40,785      57,897
Benefit payments.........................    (45,041)     (6,147)    (250,212)    (66,219)    (183,409)   (185,493)
Payments on termination..................   (224,275)    (68,716)    (797,047)   (787,509)  (1,102,144)   (970,782)
Contract Maintenance Charge..............     (4,639)     (3,817)     (11,601)    (17,075)     (27,054)    (31,779)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    108,759     136,740      (85,693)    (47,087)    (854,743)  1,677,476
                                          ----------  ----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (129,991)     58,060   (1,144,409)   (917,706)  (2,126,565)    547,319
                                          ----------  ----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................      4,738     417,542   (1,146,600)   (707,907)  (1,298,464)  2,614,091
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,545,597   1,128,055    4,992,823   5,700,730    9,263,208   6,649,117
                                          ----------  ----------  -----------  ----------  -----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $1,550,335  $1,545,597  $ 3,846,223  $4,992,823  $ 7,964,744  $9,263,208
                                          ==========  ==========  ===========  ==========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     95,366      92,121      306,863     364,689      643,567     598,386
       Units issued......................     20,940      32,205       13,518      16,816       93,179     216,216
       Units redeemed....................    (29,614)    (28,960)     (81,944)    (74,642)    (238,053)   (171,035)
                                          ----------  ----------  -----------  ----------  -----------  ----------
    Units outstanding at end of
     period..............................     86,692      95,366      238,437     306,863      498,693     643,567
                                          ==========  ==========  ===========  ==========  ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                        ---------------------------------------------------------------------------
                                        FIDELITY VARIABLE           FIDELITY VARIABLE         FIDELITY VARIABLE
                                        INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND
                                        (SERVICE CLASS 2)           (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                          SUB-ACCOUNT                  SUB-ACCOUNT               SUB-ACCOUNT
                                        ----------------------  ------------------------  ------------------------
                                        VIP INVESTMENT
                                          GRADE BOND                   VIP MID CAP            VIP MONEY MARKET
                                        (SERVICE CLASS 2)           (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                        ----------------------  ------------------------  ------------------------
                                         2014        2013           2014         2013         2014         2013
                                          ------      ------    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $    5      $   17      $  (216,426) $  (199,966) $  (150,639) $  (187,978)
Net realized gains (losses)............    (19)         23          883,776    2,351,351           --           --
Change in unrealized gains
 (losses)..............................     73         (99)        (168,717)   2,187,129           --           --
                                          ------      ------    -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations............................     59         (59)         498,633    4,338,514     (150,639)    (187,978)
                                          ------      ------    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................     --          --            4,434       21,698           --       35,893
Benefit payments.......................     --          --       (1,352,519)    (279,512)    (332,363)    (324,893)
Payments on termination................   (535)         --       (2,170,175)  (2,681,400)  (4,487,106)  (6,356,692)
Contract Maintenance Charge............     (3)         (3)         (50,333)     (56,146)     (35,988)     (52,586)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................     40         337          (86,357)    (543,860)   4,037,910    2,747,522
                                          ------      ------    -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................   (498)        334       (3,654,950)  (3,539,220)    (817,547)  (3,950,756)
                                          ------      ------    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS................................   (439)        275       (3,156,317)     799,294     (968,186)  (4,138,734)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  1,819       1,544       15,306,930   14,507,636    9,438,808   13,577,542
                                          ------      ------    -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $1,380      $1,819      $12,150,613  $15,306,930  $ 8,470,622  $ 9,438,808
                                          ======      ======    ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    125         102          868,781    1,098,429      961,281    1,362,956
       Units issued....................      3          23           80,563       52,660      581,289      692,718
       Units redeemed..................    (36)         --         (277,000)    (282,308)    (662,513)  (1,094,393)
                                          ------      ------    -----------  -----------  -----------  -----------
    Units outstanding at end of
     period............................     92         125          672,344      868,781      880,057      961,281
                                          ======      ======    ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          --------------------------------------------------------------------------
                                          FIDELITY VARIABLE               FRANKLIN                 FRANKLIN
                                          INSURANCE PRODUCTS FUND    TEMPLETON VARIABLE       TEMPLETON VARIABLE
                                          (SERVICE CLASS 2)       INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST
                                             SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------------  -----------------------  ------------------------
                                            VIP OVERSEAS             FRANKLIN FLEX CAP        FRANKLIN GROWTH AND
                                          (SERVICE CLASS 2)            GROWTH VIP (P)           INCOME VIP (Q)
                                          ----------------------  -----------------------  ------------------------
                                            2014        2013         2014         2013         2014         2013
                                           -------     -------    ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (256)    $  (220)    $  (35,588) $   (42,745) $   244,668  $   308,776
Net realized gains (losses)..............     412          47        511,039      355,078    1,299,069      662,617
Change in unrealized gains (losses)......  (4,040)      9,142       (392,562)     459,889      529,765    6,791,710
                                           -------     -------    ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................  (3,884)      8,969         82,889      772,222    2,073,502    7,763,103
                                           -------     -------    ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      --          --             --           --       35,951       87,203
Benefit payments.........................      --          --       (111,719)     (67,418)    (745,134)    (806,098)
Payments on termination..................  (2,850)     (1,250)      (360,314)    (643,077)  (4,734,018)  (5,433,282)
Contract Maintenance Charge..............     (14)        (15)        (8,099)     (10,457)    (109,125)    (131,972)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      80         (31)       (86,520)    (333,757)    (676,988)  (1,908,303)
                                           -------     -------    ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (2,784)     (1,296)      (566,652)  (1,054,709)  (6,229,314)  (8,192,452)
                                           -------     -------    ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (6,668)      7,673       (483,763)    (282,487)  (4,155,812)    (429,349)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  40,541      32,868      2,338,660    2,621,147   31,193,365   31,622,714
                                           -------     -------    ----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $33,873     $40,541     $1,854,897  $ 2,338,660  $27,037,553  $31,193,365
                                           =======     =======    ==========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,528       2,632        139,825      211,342    1,485,522    1,921,696
       Units issued......................       5          --          5,090        2,167       50,856       78,848
       Units redeemed....................    (171)       (104)       (38,360)     (73,684)    (336,969)    (515,022)
                                           -------     -------    ----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   2,362       2,528        106,555      139,825    1,199,409    1,485,522
                                           =======     =======    ==========  ===========  ===========  ===========

--------
(p)Previously known as Franklin Flex Cap Growth Securities
(q)Previously known as Franklin Growth and Income Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                    -------------------------------------------------------------------------------
                                            FRANKLIN                   FRANKLIN                   FRANKLIN
                                       TEMPLETON VARIABLE         TEMPLETON VARIABLE         TEMPLETON VARIABLE
                                    INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST
                                           SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  --------------------------  ------------------------
                                          FRANKLIN HIGH                FRANKLIN              FRANKLIN LARGE CAP
                                         INCOME VIP (R)             INCOME VIP (S)             GROWTH VIP (T)
                                    ------------------------  --------------------------  ------------------------
                                        2014         2013         2014          2013          2014         2013
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   427,892  $   600,594  $  4,496,117  $  6,834,378  $  (149,444) $  (184,685)
Net realized gains (losses)........     172,157      222,782     2,560,687       896,909    2,862,221    2,112,186
Change in unrealized gains
 (losses)..........................    (723,362)    (199,842)   (2,449,568)    8,735,010      445,582    6,445,924
                                    -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from operations...................    (123,313)     623,534     4,607,236    16,466,297    3,158,359    8,373,425
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................         600        3,600       184,679       308,168       39,216       68,495
Benefit payments...................    (214,853)    (445,931)   (4,987,472)   (4,794,107)    (708,343)    (977,501)
Payments on termination............  (1,258,245)  (1,298,738)  (20,689,514)  (23,496,726)  (5,783,113)  (6,734,614)
Contract Maintenance Charge........     (13,073)     (15,871)     (315,816)     (379,504)    (108,059)    (129,200)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................     401,926      160,859      (604,204)       46,558   (2,217,270)  (2,164,166)
                                    -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (1,083,645)  (1,596,081)  (26,412,327)  (28,315,611)  (8,777,569)  (9,936,986)
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (1,206,958)    (972,547)  (21,805,091)  (11,849,314)  (5,619,210)  (1,563,561)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  10,279,733   11,252,280   137,213,556   149,062,870   34,051,962   35,615,523
                                    -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $ 9,072,775  $10,279,733  $115,408,465  $137,213,556  $28,432,752  $34,051,962
                                    ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........     595,263      692,374     7,995,688     9,737,999    2,323,911    3,072,820
       Units issued................      59,470       55,127       371,175       537,648       55,193      139,422
       Units redeemed..............    (119,698)    (152,238)   (1,830,863)   (2,279,959)    (623,452)    (888,331)
                                    -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period........................     535,035      595,263     6,536,000     7,995,688    1,755,652    2,323,911
                                    ===========  ===========  ============  ============  ===========  ===========

--------
(r)Previously known as Franklin High Income Securities
(s)Previously known as Franklin Income Securities
(t)Previously known as Franklin Large Cap Growth Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -------------------------------------------------------------------------------
                                                  FRANKLIN                   FRANKLIN                   FRANKLIN
                                             TEMPLETON VARIABLE         TEMPLETON VARIABLE         TEMPLETON VARIABLE
                                          INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  --------------------------  ------------------------
                                                  FRANKLIN                   FRANKLIN                   FRANKLIN
                                                MUTUAL GLOBAL                 MUTUAL                    SMALL CAP
                                              DISCOVERY VIP (U)           SHARES VIP (V)              VALUE VIP (W)
                                          ------------------------  --------------------------  ------------------------
                                              2014         2013         2014          2013          2014         2013
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    76,630  $    92,162  $    243,990  $    310,709  $  (291,884) $   (92,022)
Net realized gains (losses)..............   1,453,776    1,897,280     4,301,461     3,168,092    4,884,243    3,530,522
Change in unrealized gains (losses)......    (845,425)   1,802,650      (698,424)   14,717,230   (4,932,019)   6,343,375
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     684,981    3,792,092     3,847,027    18,196,031     (339,660)   9,781,875
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       1,800       11,172        40,973       139,693       45,748       93,328
Benefit payments.........................    (332,370)    (342,388)   (2,076,854)   (2,994,807)    (653,063)  (1,202,276)
Payments on termination..................  (2,333,290)  (3,100,988)  (10,317,805)  (12,772,533)  (5,183,376)  (5,202,564)
Contract Maintenance Charge..............     (60,632)     (62,038)     (196,004)     (234,324)     (87,467)    (107,829)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (54,258)   1,134,847    (2,055,851)   (4,359,956)  (1,070,175)  (1,910,102)
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (2,778,750)  (2,359,395)  (14,605,541)  (20,221,927)  (6,948,333)  (8,329,443)
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,093,769)   1,432,697   (10,758,514)   (2,025,896)  (7,287,993)   1,452,432
NET ASSETS AT BEGINNING OF
 PERIOD..................................  17,620,548   16,187,851    75,873,878    77,899,774   33,818,946   32,366,514
                                          -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $15,526,779  $17,620,548  $ 65,115,364  $ 75,873,878  $26,530,953  $33,818,946
                                          ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,098,656    1,256,636     3,925,250     5,069,660    1,108,578    1,413,978
       Units issued......................      48,774      215,589        79,789       110,454       48,498       90,988
       Units redeemed....................    (213,525)    (373,569)     (809,301)   (1,254,864)    (278,262)    (396,388)
                                          -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................     933,905    1,098,656     3,195,738     3,925,250      878,814    1,108,578
                                          ===========  ===========  ============  ============  ===========  ===========

--------
(u)Previously known as Mutual Global Discovery Securities
(v)Previously known as Mutual Shares Securities
(w)Previously known as Franklin Small Cap Value Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                           ----------------------------------------------------------------------------
                                                  FRANKLIN                  FRANKLIN                  FRANKLIN
                                             TEMPLETON VARIABLE        TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                           INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                           ----------------------   ------------------------  ------------------------
                                           FRANKLIN SMALL-MID CAP   FRANKLIN U.S. GOVERNMENT    TEMPLETON DEVELOPING
                                               GROWTH VIP (X)          SECURITIES VIP (Y)          MARKETS VIP (Z)
                                           ----------------------   ------------------------  ------------------------
                                              2014         2013         2014         2013         2014         2013
                                           ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (17,487)  $  (21,730) $   182,038  $   293,374  $   (19,608) $    54,432
Net realized gains (losses)...............    268,814      386,400      (53,756)         720      (82,482)      86,060
Change in unrealized gains (losses).......   (190,122)      54,991      189,054   (1,220,076)  (1,154,616)    (540,586)
                                           ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................     61,205      419,661      317,336     (925,982)  (1,256,706)    (400,094)
                                           ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................        800          775        8,713        2,875       33,678       55,578
Benefit payments..........................     (5,863)      (4,334)    (754,020)    (637,175)    (240,986)    (292,858)
Payments on termination...................   (106,912)    (332,297)  (2,843,917)  (3,708,959)  (2,403,652)  (2,878,293)
Contract Maintenance Charge...............     (3,761)      (4,801)     (69,490)     (99,315)     (48,393)     (66,322)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (33,753)    (482,457)    (249,998)  (3,278,867)     125,649     (285,517)
                                           ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................   (149,489)    (823,114)  (3,908,712)  (7,721,441)  (2,533,704)  (3,467,412)
                                           ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................    (88,284)    (403,453)  (3,591,376)  (8,647,423)  (3,790,410)  (3,867,506)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  1,155,495    1,558,948   19,112,105   27,759,528   14,605,327   18,472,833
                                           ----------   ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $1,067,211   $1,155,495  $15,520,729  $19,112,105  $10,814,917  $14,605,327
                                           ==========   ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     44,710       78,312    1,541,131    2,156,406      428,760      527,976
       Units issued.......................        936        3,530      100,093      111,484       34,352       44,784
       Units redeemed.....................     (6,872)     (37,132)    (411,590)    (726,759)    (110,632)    (144,000)
                                           ----------   ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period....     38,774       44,710    1,229,634    1,541,131      352,480      428,760
                                           ==========   ==========  ===========  ===========  ===========  ===========

--------
(x)Previously known as Franklin Small-Mid Cap Growth Securities
(y)Previously known as Franklin U.S. Government
(z)Previously known as Templeton Developing Markets Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                           -----------------------------------------------------------------------------
                                                    FRANKLIN                  FRANKLIN                 FRANKLIN
                                               TEMPLETON VARIABLE        TEMPLETON VARIABLE       TEMPLETON VARIABLE
                                            INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST
                                                   SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                           --------------------------  ----------------------   ----------------------
                                                    TEMPLETON                 TEMPLETON                TEMPLETON
                                                FOREIGN VIP (AA)        GLOBAL BOND VIP (AB)        GROWTH VIP (AC)
                                           --------------------------  ----------------------   ----------------------
                                               2014          2013         2014         2013        2014         2013
                                           ------------  ------------  ----------   ----------  ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $    180,727  $    698,370  $   61,520   $   56,279  $     (647)  $   12,652
Net realized gains (losses)...............    2,830,766     1,354,876      31,802       75,916      21,467        6,097
Change in unrealized gains (losses).......  (12,065,194)   14,695,468     (82,641)    (129,672)    (64,265)     237,908
                                           ------------  ------------  ----------   ----------  ----------   ----------
Increase (decrease) in net assets from
 operations...............................   (9,053,701)   16,748,714      10,681        2,523     (43,445)     256,657
                                           ------------  ------------  ----------   ----------  ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      102,282       115,238          --           --          --           --
Benefit payments..........................   (4,672,028)   (2,657,880)    (35,274)     (43,549)    (19,321)      (5,805)
Payments on termination...................  (12,462,943)  (14,183,595)   (226,763)    (277,253)    (33,210)     (84,568)
Contract Maintenance Charge...............     (209,385)     (266,774)     (2,416)      (2,850)       (402)        (416)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    2,837,228    (2,706,170)     13,031       17,314     (58,884)      (3,502)
                                           ------------  ------------  ----------   ----------  ----------   ----------
Increase (decrease) in net assets from
 contract transactions....................  (14,404,846)  (19,699,181)   (251,422)    (306,338)   (111,817)     (94,291)
                                           ------------  ------------  ----------   ----------  ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (23,458,547)   (2,950,467)   (240,741)    (303,815)   (155,262)     162,366
NET ASSETS AT BEGINNING OF
 PERIOD...................................   86,940,625    89,891,092   1,666,996    1,970,811   1,111,073      948,707
                                           ------------  ------------  ----------   ----------  ----------   ----------
NET ASSETS AT END OF PERIOD............... $ 63,482,078  $ 86,940,625  $1,426,255   $1,666,996  $  955,811   $1,111,073
                                           ============  ============  ==========   ==========  ==========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    4,141,649     5,152,148      58,543       70,109      50,040       55,982
       Units issued.......................      294,466       233,322       8,038        3,723         140           44
       Units redeemed.....................   (1,001,247)   (1,243,821)    (16,877)     (15,289)     (5,636)      (5,986)
                                           ------------  ------------  ----------   ----------  ----------   ----------
    Units outstanding at end of period....    3,434,868     4,141,649      49,704       58,543      44,544       50,040
                                           ============  ============  ==========   ==========  ==========   ==========

--------
(aa)Previously known as Templeton Foreign Securities
(ab)Previously known as Templeton Global Bond Securities
(ac)Previously known as Templeton Growth Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ---------------------------------------------------------------------------
                                               GOLDMAN SACHS            GOLDMAN SACHS             GOLDMAN SACHS
                                                  VARIABLE                 VARIABLE                 VARIABLE
                                              INSURANCE TRUST          INSURANCE TRUST           INSURANCE TRUST
                                                SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                          -----------------------  -----------------------  ------------------------
                                                                                                  VIT SMALL CAP
                                            VIT LARGE CAP VALUE       VIT MID CAP VALUE       EQUITY INSIGHTS (AD)
                                          -----------------------  -----------------------  ------------------------
                                             2014         2013        2014         2013         2014         2013
                                          ----------  -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (14,952) $   (23,118) $  (23,192) $   (33,254) $   (70,928) $   (62,965)
Net realized gains (losses)..............    760,853      605,122     695,571      477,981    1,235,833    1,339,770
Change in unrealized gains (losses)......   (371,099)     509,754    (322,801)     561,398     (923,375)   1,241,307
                                          ----------  -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    374,802    1,091,758     349,578    1,006,125      241,530    2,518,112
                                          ----------  -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      4,827          144       1,350           --       12,613        1,199
Benefit payments.........................    (73,542)    (215,159)    (57,123)    (233,841)  (1,411,550)    (246,823)
Payments on termination..................   (679,075)    (944,366)   (823,125)    (902,586)  (1,532,536)  (1,723,027)
Contract Maintenance Charge..............    (12,281)     (15,445)     (9,338)     (12,667)     (19,239)     (26,321)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (169,129)    (166,511)    (68,073)    (153,471)    (107,526)    (204,517)
                                          ----------  -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (929,200)  (1,341,337)   (956,309)  (1,302,565)  (3,058,238)  (2,199,489)
                                          ----------  -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (554,398)    (249,579)   (606,731)    (296,440)  (2,816,708)     318,623
NET ASSETS AT BEGINNING OF
 PERIOD..................................  3,836,029    4,085,608   3,553,449    3,849,889    8,756,825    8,438,202
                                          ----------  -----------  ----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $3,281,631  $ 3,836,029  $2,946,718  $ 3,553,449  $ 5,940,117  $ 8,756,825
                                          ==========  ===========  ==========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    263,723      367,455     192,083      271,497      548,898      707,400
       Units issued......................      4,055       14,229       1,490        6,950       18,733       30,984
       Units redeemed....................    (63,994)    (117,961)    (51,671)     (86,364)    (213,421)    (189,486)
                                          ----------  -----------  ----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................    203,784      263,723     141,902      192,083      354,210      548,898
                                          ==========  ===========  ==========  ===========  ===========  ===========

--------
(ad)Previously known as VIT Structured Small Cap Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------
                                            GOLDMAN SACHS         GOLDMAN SACHS
                                              VARIABLE              VARIABLE                    INVESCO
                                           INSURANCE TRUST       INSURANCE TRUST          INVESTMENT SERVICES
                                             SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
                                          ----------------  ------------------------  --------------------------
                                            VIT STRATEGIC        VIT U.S. EQUITY         INVESCO V.I. AMERICAN
                                               GROWTH             INSIGHTS (AE)                FRANCHISE
                                          ----------------  ------------------------  --------------------------
                                            2014     2013       2014         2013         2014          2013
                                          -------  -------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (202) $  (163) $   (21,165) $   (39,829) $ (1,269,256) $   (877,072)
Net realized gains (losses)..............   4,516      800      772,309      422,539     4,730,899     1,955,214
Change in unrealized gains (losses)......  (1,740)   4,339      (28,795)   1,482,964     2,234,534    26,360,137
                                          -------  -------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................   2,574    4,976      722,349    1,865,674     5,696,177    27,438,279
                                          -------  -------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      --       --       11,168          290        92,296       125,552
Benefit payments.........................      --       --     (182,087)    (151,004)   (5,080,493)   (2,829,234)
Payments on termination..................      --       --     (984,329)  (1,302,924)   (7,204,207)   (6,566,434)
Contract Maintenance Charge..............     (20)     (20)     (17,275)     (21,036)      (52,142)      (56,292)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      --       --     (407,339)    (781,719)   (1,304,453)   (2,462,389)
                                          -------  -------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................     (20)     (20)  (1,579,862)  (2,256,393)  (13,548,999)  (11,788,797)
                                          -------  -------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   2,554    4,956     (857,513)    (390,719)   (7,852,822)   15,649,482
NET ASSETS AT BEGINNING OF
 PERIOD..................................  21,172   16,216    5,792,602    6,183,321    93,981,331    78,331,849
                                          -------  -------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF PERIOD.............. $23,726  $21,172  $ 4,935,089  $ 5,792,602  $ 86,128,509  $ 93,981,331
                                          =======  =======  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,383    1,385      375,120      541,166     6,844,728     7,872,596
       Units issued......................      --       --        6,600        2,412       151,708       186,367
       Units redeemed....................      (1)      (2)    (102,255)    (168,458)   (1,256,256)   (1,214,235)
                                          -------  -------  -----------  -----------  ------------  ------------
    Units outstanding at end of period...   1,382    1,383      279,465      375,120     5,740,180     6,844,728
                                          =======  =======  ===========  ===========  ============  ============

--------
(ae)Previously known as VIT Structured U.S. Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -------------------------------------------------------------------------------
                                                   INVESCO                   INVESCO                    INVESCO
                                             INVESTMENT SERVICES       INVESTMENT SERVICES        INVESTMENT SERVICES
                                                 SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  ------------------------  --------------------------
                                                INVESCO V.I.              INVESCO V.I.               INVESCO V.I.
                                               AMERICAN VALUE               COMSTOCK                  CORE EQUITY
                                          ------------------------  ------------------------  --------------------------
                                              2014         2013         2014         2013         2014          2013
                                          -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (583,748) $  (502,489) $   (52,989) $    43,207  $   (524,825) $    (55,318)
Net realized gains (losses)..............   6,829,763    2,342,224    2,234,533    1,586,066     5,742,610     4,013,722
Change in unrealized gains (losses)......  (2,647,941)  11,483,978      191,130    7,560,932       431,701    17,041,510
                                          -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................   3,598,074   13,323,713    2,372,674    9,190,205     5,649,486    20,999,914
                                          -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      53,573       26,632        2,060        2,018        82,843        25,418
Benefit payments.........................  (1,474,726)  (1,593,922)  (1,823,546)  (1,262,554)   (4,009,711)   (3,386,453)
Payments on termination..................  (6,114,472)  (6,336,972)  (3,348,085)  (3,454,772)   (6,761,471)   (7,405,211)
Contract Maintenance Charge..............     (40,116)     (45,207)     (13,185)     (15,039)      (45,134)      (49,625)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (795,302)    (981,886)    (296,411)    (994,828)   (1,243,982)     (601,645)
                                          -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (8,371,043)  (8,931,355)  (5,479,167)  (5,725,175)  (11,977,455)  (11,417,516)
                                          -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (4,772,969)   4,392,358   (3,106,493)   3,465,030    (6,327,969)    9,582,398
NET ASSETS AT BEGINNING OF
 PERIOD..................................  49,878,930   45,486,572   32,922,587   29,457,557    90,978,452    81,396,054
                                          -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $45,105,961  $49,878,930  $29,816,094  $32,922,587  $ 84,650,483  $ 90,978,452
                                          ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,293,762    2,761,300    1,699,015    2,038,235     4,779,864     5,459,486
       Units issued......................      62,791      105,730       51,200       69,824       118,999       146,501
       Units redeemed....................    (435,861)    (573,268)    (320,908)    (409,044)     (745,762)     (826,123)
                                          -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period..............................   1,920,692    2,293,762    1,429,307    1,699,015     4,153,101     4,779,864
                                          ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ------------------------------------------------------------------------------
                                                    INVESCO                   INVESCO                   INVESCO
                                              INVESTMENT SERVICES       INVESTMENT SERVICES       INVESTMENT SERVICES
                                                  SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  -----------------------  ------------------------
                                                 INVESCO V.I.               INVESCO V.I.             INVESCO V.I.
                                             DIVERSIFIED DIVIDEND        DIVERSIFIED INCOME        EQUITY AND INCOME
                                          --------------------------  -----------------------  ------------------------
                                              2014          2013         2014         2013         2014         2013
                                          ------------  ------------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    410,312  $  1,253,626  $  294,392  $   291,483  $    90,144  $    40,457
Net realized gains (losses)..............   10,620,039     9,151,118    (186,877)    (268,389)   2,264,512      663,931
Change in unrealized gains (losses)......    5,255,241    28,339,600     425,523     (156,215)    (393,256)   5,031,706
                                          ------------  ------------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   16,285,592    38,744,344     533,038     (133,121)   1,961,400    5,736,094
                                          ------------  ------------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      134,688       184,427         150          150       55,084      108,423
Benefit payments.........................   (6,134,446)   (7,044,032)   (321,224)    (175,567)  (1,177,122)  (1,101,506)
Payments on termination..................  (12,793,984)  (13,317,580)   (641,591)    (817,963)  (2,318,182)  (2,932,405)
Contract Maintenance Charge..............      (70,296)      (80,048)     (2,674)      (2,993)     (11,202)     (12,235)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (2,345,805)   (2,895,245)     (9,691)    (456,021)     400,765      513,859
                                          ------------  ------------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (21,209,843)  (23,152,478)   (975,030)  (1,452,394)  (3,050,657)  (3,423,864)
                                          ------------  ------------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (4,924,251)   15,591,866    (441,992)  (1,585,515)  (1,089,257)   2,312,230
NET ASSETS AT BEGINNING OF
 PERIOD..................................  157,002,680   141,410,814   8,505,792   10,091,307   28,118,518   25,806,288
                                          ------------  ------------  ----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $152,078,429  $157,002,680  $8,063,800  $ 8,505,792  $27,029,261  $28,118,518
                                          ============  ============  ==========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    3,919,006     4,564,975     623,556      730,748    1,669,671    1,888,361
       Units issued......................      119,017        88,512      39,451       25,679      104,676      106,546
       Units redeemed....................     (638,940)     (734,481)   (108,177)    (132,871)    (286,523)    (325,236)
                                          ------------  ------------  ----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................    3,399,083     3,919,006     554,830      623,556    1,487,824    1,669,671
                                          ============  ============  ==========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                                   INVESCO                   INVESCO                   INVESCO
                                             INVESTMENT SERVICES       INVESTMENT SERVICES       INVESTMENT SERVICES
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                INVESCO V.I.              INVESCO V.I.              INVESCO V.I.
                                             GLOBAL CORE EQUITY       GOVERNMENT SECURITIES          HIGH YIELD
                                          ------------------------  ------------------------  ------------------------
                                              2014         2013         2014         2013         2014         2013
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   188,015  $   190,055  $   149,633  $   226,810  $   479,601  $   688,244
Net realized gains (losses)..............     591,965      (17,538)     (62,258)     (19,305)      41,915      (13,966)
Change in unrealized gains (losses)......    (994,120)   6,918,659      162,456     (665,786)    (405,961)    (176,959)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    (214,140)   7,091,176      249,831     (458,281)     115,555      497,319
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       2,736        4,997           --       62,500        8,139       20,926
Benefit payments.........................  (1,689,772)  (1,780,618)    (350,174)    (241,162)    (894,611)    (789,887)
Payments on termination..................  (3,144,763)  (2,787,169)    (998,340)    (891,010)  (1,173,221)  (1,261,904)
Contract Maintenance Charge..............     (17,434)     (20,195)      (4,164)      (4,469)      (8,676)      (7,891)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (651,444)    (826,798)    (251,562)    (796,540)    (709,914)  12,199,452
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (5,500,677)  (5,409,783)  (1,604,240)  (1,870,681)  (2,778,283)  10,160,696
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (5,714,817)   1,681,393   (1,354,409)  (2,328,962)  (2,662,728)  10,658,015
NET ASSETS AT BEGINNING OF
 PERIOD..................................  38,615,155   36,933,762    9,972,943   12,301,905   17,192,786    6,534,771
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $32,900,338  $38,615,155  $ 8,618,534  $ 9,972,943  $14,530,058  $17,192,786
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,754,079    2,028,113      624,964      744,579      993,310      428,792
       Units issued......................      23,571       41,689       39,200       26,770       43,527      785,087
       Units redeemed....................    (279,323)    (315,723)    (138,238)    (146,385)    (201,824)    (220,569)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period...   1,498,327    1,754,079      525,926      624,964      835,013      993,310
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                           ---------------------------------------------------------------------------
                                                    INVESCO                  INVESCO                  INVESCO
                                              INVESTMENT SERVICES      INVESTMENT SERVICES      INVESTMENT SERVICES
                                                  SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           ------------------------  ----------------------  ------------------------
                                                 INVESCO V.I.             INVESCO V.I.             INVESCO V.I.
                                             INTERNATIONAL GROWTH    MANAGED VOLATILITY (AF)    MID CAP CORE EQUITY
                                           ------------------------  ----------------------  ------------------------
                                               2014         2013        2014        2013         2014         2013
                                           -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $    33,866  $   (43,668) $   91,952  $   88,989  $  (165,507) $   (88,934)
Net realized gains (losses)...............   1,260,485    1,000,569     404,214     210,789    1,677,566    1,224,448
Change in unrealized gains (losses).......  (1,505,804)   2,637,496     592,240     247,939   (1,164,283)   1,592,767
                                           -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................    (211,453)   3,594,397   1,088,406     547,717      347,776    2,728,281
                                           -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      37,263       71,178          --          --        2,727        4,691
Benefit payments..........................    (322,023)    (575,375)    (10,134)   (197,711)    (217,601)    (269,418)
Payments on termination...................  (1,844,255)  (1,660,161)   (355,800)   (445,411)  (1,113,100)  (1,297,457)
Contract Maintenance Charge...............      (9,842)     (11,174)     (2,485)     (2,622)      (3,441)      (3,666)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (377,896)    (133,316)      4,902     (82,899)    (173,843)     133,916
                                           -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (2,516,753)  (2,308,848)   (363,517)   (728,643)  (1,505,258)  (1,431,934)
                                           -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (2,728,206)   1,285,549     724,889    (180,926)  (1,157,482)   1,296,347
NET ASSETS AT BEGINNING OF
 PERIOD...................................  23,317,017   22,031,468   5,820,996   6,001,922   12,044,020   10,747,673
                                           -----------  -----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $20,588,811  $23,317,017  $6,545,885  $5,820,996  $10,886,538  $12,044,020
                                           ===========  ===========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   1,125,618    1,246,396     276,483     311,469      585,366      659,045
       Units issued.......................      40,442       39,459      13,140      10,079       24,461       36,561
       Units redeemed.....................    (159,710)    (160,237)    (28,323)    (45,065)    (100,195)    (110,240)
                                           -----------  -----------  ----------  ----------  -----------  -----------
    Units outstanding at end of period....   1,006,350    1,125,618     261,300     276,483      509,632      585,366
                                           ===========  ===========  ==========  ==========  ===========  ===========

--------
(af)Previously known as Invesco V.I. Utilities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ---------------------------------------------------------------------------
                                                  INVESCO                  INVESCO                   INVESCO
                                            INVESTMENT SERVICES      INVESTMENT SERVICES       INVESTMENT SERVICES
                                                SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------------  ------------------------  ------------------------
                                               INVESCO V.I.             INVESCO V.I.              INVESCO V.I.
                                              MID CAP GROWTH            MONEY MARKET              S&P 500 INDEX
                                          ----------------------  ------------------------  ------------------------
                                             2014        2013         2014         2013         2014         2013
                                          ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ (115,934) $  (77,625) $   (94,402) $  (126,334) $   132,636  $   172,408
Net realized gains (losses)..............    334,151     188,569           --           --    2,039,829    1,662,641
Change in unrealized gains (losses)......    300,805   2,233,146           --           --    1,487,747    6,513,340
                                          ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    519,022   2,344,090      (94,402)    (126,334)   3,660,212    8,348,389
                                          ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................        180         180           --       62,500      108,564       74,486
Benefit payments.........................    (93,601)   (374,131)    (765,826)    (271,535)  (1,233,813)  (1,443,872)
Payments on termination..................   (833,809)   (470,261)  (1,457,456)  (1,769,428)  (2,640,439)  (2,512,388)
Contract Maintenance Charge..............     (2,770)     (3,013)      (3,801)      (4,466)     (13,718)     (15,462)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (15,497)    144,165      (32,034)     (94,995)     743,593     (770,173)
                                          ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (945,497)   (703,060)  (2,259,117)  (2,077,924)  (3,035,813)  (4,667,409)
                                          ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (426,475)  1,641,030   (2,353,519)  (2,204,258)     624,399    3,680,980
NET ASSETS AT BEGINNING OF
 PERIOD..................................  8,533,206   6,892,176    8,195,268   10,399,526   33,531,494   29,850,514
                                          ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $8,106,731  $8,533,206  $ 5,841,749  $ 8,195,268  $34,155,893  $33,531,494
                                          ==========  ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    390,591     428,516      717,695      903,567    2,065,598    2,390,830
       Units issued......................     13,145      21,497       88,826      175,273      172,672      103,012
       Units redeemed....................    (55,575)    (59,422)    (289,386)    (361,145)    (356,286)    (428,244)
                                          ----------  ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................    348,161     390,591      517,135      717,695    1,881,984    2,065,598
                                          ==========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 -------------------------------------------------------------------------
                                                         INVESCO                 INVESCO            INVESCO INVESTMENT
                                                   INVESTMENT SERVICES     INVESTMENT SERVICES     SERVICES (SERIES II)
                                                       SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                                 ----------------------  ----------------------  ------------------------
                                                      INVESCO V.I.            INVESCO V.I.             INVESCO V.I.
                                                       TECHNOLOGY          VALUE OPPORTUNITIES     AMERICAN FRANCHISE II
                                                 ----------------------  ----------------------  ------------------------
                                                    2014        2013        2014        2013         2014         2013
                                                 ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (41,733) $  (36,468) $     (153) $    5,246  $  (451,582) $  (418,836)
Net realized gains (losses).....................    377,703     305,855     189,933      44,264    4,156,977    2,414,291
Change in unrealized gains (losses).............    (63,609)    285,370     189,166   1,947,843   (2,315,887)   7,015,357
                                                 ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations.....................................    272,361     554,757     378,946   1,997,353    1,389,508    9,010,812
                                                 ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      2,200       2,801       1,168       2,168        5,948        7,605
Benefit payments................................     (5,080)    (44,069)    (38,096)    (95,712)  (3,215,529)    (460,205)
Payments on termination.........................   (268,481)    (95,921)   (527,128)   (703,180)  (4,083,254)  (3,742,322)
Contract Maintenance Charge.....................     (1,491)     (1,559)     (3,211)     (3,432)     (54,758)     (66,430)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................     17,715     144,738    (106,846)    106,410     (759,858)  (1,548,224)
                                                 ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................   (255,137)      5,990    (674,113)   (693,746)  (8,107,451)  (5,809,576)
                                                 ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................     17,224     560,747    (295,167)  1,303,607   (6,717,943)   3,201,236
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  2,947,472   2,386,725   7,893,969   6,590,362   30,228,610   27,027,374
                                                 ----------  ----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD..................... $2,964,696  $2,947,472  $7,598,802  $7,893,969  $23,510,667  $30,228,610
                                                 ==========  ==========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    177,127     177,131     507,938     559,322    1,889,653    2,303,381
       Units issued.............................      7,328      21,601      37,124      27,013       33,476       50,701
       Units redeemed...........................    (21,747)    (21,605)    (80,057)    (78,397)    (497,190)    (464,429)
                                                 ----------  ----------  ----------  ----------  -----------  -----------
    Units outstanding at end of period..........    162,708     177,127     465,005     507,938    1,425,939    1,889,653
                                                 ==========  ==========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -----------------------------------------------------------------------------
                                             INVESCO INVESTMENT         INVESCO INVESTMENT        INVESCO INVESTMENT
                                            SERVICES (SERIES II)       SERVICES (SERIES II)      SERVICES (SERIES II)
                                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  --------------------------  ----------------------
                                                INVESCO V.I.               INVESCO V.I.              INVESCO V.I.
                                              AMERICAN VALUE II             COMSTOCK II             CORE EQUITY II
                                          ------------------------  --------------------------  ----------------------
                                              2014         2013         2014          2013         2014        2013
                                          -----------  -----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (459,625) $  (392,428) $   (721,734) $   (374,313) $  (21,203) $   (9,945)
Net realized gains (losses)..............   4,868,743    1,870,695    10,091,348     7,362,421     136,871     121,582
Change in unrealized gains (losses)......  (2,139,173)   7,961,961    (1,761,418)   26,745,574      (1,637)    351,527
                                          -----------  -----------  ------------  ------------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................   2,269,945    9,440,228     7,608,196    33,733,682     114,031     463,164
                                          -----------  -----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      45,465       10,794        70,001        86,922          --       5,000
Benefit payments.........................    (759,359)    (862,033)   (5,482,529)   (3,402,941)     (9,533)    (53,524)
Payments on termination..................  (5,406,557)  (5,712,048)  (17,005,731)  (19,652,252)   (242,038)   (266,699)
Contract Maintenance Charge..............    (107,606)    (129,251)     (240,147)     (291,996)     (4,891)     (4,959)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,194,344)  (2,444,027)   (3,053,321)   (4,950,293)    (68,624)     11,646
                                          -----------  -----------  ------------  ------------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (7,422,401)  (9,136,565)  (25,711,727)  (28,210,560)   (325,086)   (308,536)
                                          -----------  -----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (5,152,456)     303,663   (18,103,531)    5,523,122    (211,055)    154,628
NET ASSETS AT BEGINNING OF
 PERIOD..................................  33,767,067   33,463,404   118,370,712   112,847,590   2,066,393   1,911,765
                                          -----------  -----------  ------------  ------------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $28,614,611  $33,767,067  $100,267,181  $118,370,712  $1,855,338  $2,066,393
                                          ===========  ===========  ============  ============  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,253,352    1,633,481     6,033,263     7,653,321     134,895     158,981
       Units issued......................      31,816       20,957       121,031       130,950         263      10,257
       Units redeemed....................    (302,277)    (401,086)   (1,392,888)   (1,751,008)    (20,367)    (34,343)
                                          -----------  -----------  ------------  ------------  ----------  ----------
    Units outstanding at end of
     period..............................     982,891    1,253,352     4,761,406     6,033,263     114,791     134,895
                                          ===========  ===========  ============  ============  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 -------------------------------------------------------------------------
                                                    INVESCO INVESTMENT      INVESCO INVESTMENT      INVESCO INVESTMENT
                                                   SERVICES (SERIES II)    SERVICES (SERIES II)    SERVICES (SERIES II)
                                                        SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                                 ------------------------  -------------------   ------------------------
                                                       INVESCO V.I.            INVESCO V.I.            INVESCO V.I.
                                                  DIVERSIFIED DIVIDEND II  DIVERSIFIED INCOME II   EQUITY AND INCOME II
                                                 ------------------------  -------------------   ------------------------
                                                     2014         2013       2014        2013        2014         2013
                                                 -----------  -----------  --------   ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (124,129) $   113,721  $  4,478   $   5,784  $   (59,792) $   (91,997)
Net realized gains (losses).....................   3,970,517    2,460,106    (4,061)    (15,010)   3,912,994    2,433,927
Change in unrealized gains (losses).............    (185,651)   7,366,409     9,050       4,547   (1,430,534)   5,959,091
                                                 -----------  -----------  --------   ---------  -----------  -----------
Increase (decrease) in net assets from
 operations.....................................   3,660,737    9,940,236     9,467      (4,679)   2,422,668    8,301,021
                                                 -----------  -----------  --------   ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      22,442        8,272        --          45       15,964       40,921
Benefit payments................................  (3,154,425)  (1,271,360)   (2,474)         --   (1,265,253)  (1,475,542)
Payments on termination.........................  (5,434,895)  (4,611,852)  (28,142)    (70,331)  (5,497,234)  (7,747,954)
Contract Maintenance Charge.....................     (51,143)     (64,027)       --          --      (75,879)     (92,437)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (1,089,398)  (1,337,079)       85     (29,800)    (132,874)    (598,184)
                                                 -----------  -----------  --------   ---------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................  (9,707,419)  (7,276,046)  (30,531)   (100,086)  (6,955,276)  (9,873,196)
                                                 -----------  -----------  --------   ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (6,046,682)   2,664,190   (21,064)   (104,765)  (4,532,608)  (1,572,175)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  40,502,174   37,837,984   170,193     274,958   38,430,669   40,002,844
                                                 -----------  -----------  --------   ---------  -----------  -----------
NET ASSETS AT END OF PERIOD..................... $34,455,492  $40,502,174  $149,129   $ 170,193  $33,898,061  $38,430,669
                                                 ===========  ===========  ========   =========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   2,562,993    3,061,563    13,636      21,690    2,101,370    2,673,533
       Units issued.............................      26,130       73,231         9         310       75,620      118,624
       Units redeemed...........................    (589,504)    (571,801)   (2,369)     (8,364)    (442,589)    (690,787)
                                                 -----------  -----------  --------   ---------  -----------  -----------
    Units outstanding at end of period..........   1,999,619    2,562,993    11,276      13,636    1,734,401    2,101,370
                                                 ===========  ===========  ========   =========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                       ------------------------------------------------------------------------------
                                          INVESCO INVESTMENT      INVESCO INVESTMENT          INVESCO INVESTMENT
                                         SERVICES (SERIES II)    SERVICES (SERIES II)        SERVICES (SERIES II)
                                              SUB-ACCOUNT            SUB-ACCOUNT                  SUB-ACCOUNT
                                       ------------------------  -----------------------  --------------------------
                                             INVESCO V.I.            INVESCO V.I.                INVESCO V.I.
                                         GLOBAL CORE EQUITY II   GOVERNMENT SECURITIES II    GROWTH AND INCOME II
                                       ------------------------  -----------------------  --------------------------
                                           2014         2013       2014         2013          2014          2013
                                       -----------  -----------   --------    ---------   ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   (35,385) $   (12,303) $  3,437    $   4,601    $   (127,972) $   (280,886)
Net realized gains (losses)...........     698,291       47,017    (1,238)      (1,029)     10,664,587     5,283,886
Change in unrealized gains
 (losses).............................    (806,086)   3,706,380     3,915      (19,732)     (6,247,843)   12,087,948
                                       -----------  -----------   --------    ---------   ------------  ------------
Increase (decrease) in net assets
 from operations......................    (143,180)   3,741,094     6,114      (16,160)      4,288,772    17,090,948
                                       -----------  -----------   --------    ---------   ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      13,903        3,538        --           --          22,966        82,820
Benefit payments......................  (2,808,285)    (444,502)       --           --      (1,979,262)   (1,882,560)
Payments on termination...............  (1,822,170)  (2,291,394)  (18,591)    (126,665)     (9,350,021)  (11,789,609)
Contract Maintenance Charge...........     (26,151)     (32,951)       --           --        (182,961)     (222,920)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (429,605)    (653,193)       96      (13,669)     (1,563,556)   (4,184,468)
                                       -----------  -----------   --------    ---------   ------------  ------------
Increase (decrease) in net assets
 from contract transactions...........  (5,072,308)  (3,418,502)  (18,495)    (140,334)    (13,052,834)  (17,996,737)
                                       -----------  -----------   --------    ---------   ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (5,215,488)     322,592   (12,381)    (156,494)     (8,764,062)     (905,789)
NET ASSETS AT BEGINNING
 OF PERIOD............................  20,689,310   20,366,718   303,165      459,659      60,296,266    61,202,055
                                       -----------  -----------   --------    ---------   ------------  ------------
NET ASSETS AT END OF
 PERIOD............................... $15,473,822  $20,689,310  $290,784    $ 303,165    $ 51,532,204  $ 60,296,266
                                       ===========  ===========   ========    =========   ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   1,460,159    1,723,693    23,626       34,033       2,627,739     3,506,132
       Units issued...................      23,347       24,146        34           69          52,867        82,492
       Units redeemed.................    (353,115)    (287,680)   (1,415)     (10,476)       (604,036)     (960,885)
                                       -----------  -----------   --------    ---------   ------------  ------------
    Units outstanding at end of
     period...........................   1,130,391    1,460,159    22,245       23,626       2,076,570     2,627,739
                                       ===========  ===========   ========    =========   ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                             INVESCO INVESTMENT        INVESCO INVESTMENT    INVESCO INVESTMENT
                                            SERVICES (SERIES II)      SERVICES (SERIES II)   SERVICES (SERIES II)
                                                 SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                                          ------------------------  -----------------------  -------------------------
                                                INVESCO V.I.              INVESCO V.I.          INVESCO V.I.
                                                HIGH YIELD II       INTERNATIONAL GROWTH II  MANAGED VOLATILITY II (AG)
                                          ------------------------  -----------------------  -------------------------
                                              2014         2013         2014        2013       2014          2013
                                          -----------  -----------  -----------  ----------    --------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   258,931  $   397,038  $   (18,637) $  (23,784) $  1,602      $  1,691
Net realized gains (losses)..............       2,910      (31,744)     467,853     124,017    11,542         5,636
Change in unrealized gains (losses)......    (250,289)    (219,606)    (437,708)    589,264    14,679         9,239
                                          -----------  -----------  -----------  ----------    --------     --------
Increase (decrease) in net assets from
 operations..............................      11,552      145,688       11,508     689,497    27,823        16,566
                                          -----------  -----------  -----------  ----------    --------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      17,426        7,503           --          81        --            30
Benefit payments.........................    (348,126)    (241,384)  (1,479,790)    (10,030)   (6,466)           --
Payments on termination..................    (982,766)    (804,178)    (590,677)   (569,765)  (29,732)      (24,476)
Contract Maintenance Charge..............     (17,867)     (16,202)     (10,992)    (13,169)       --            --
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (26,578)  11,093,573       33,524     (79,668)   (1,687)      (20,276)
                                          -----------  -----------  -----------  ----------    --------     --------
Increase (decrease) in net assets from
 contract transactions...................  (1,357,911)  10,039,312   (2,047,935)   (672,551)  (37,885)      (44,722)
                                          -----------  -----------  -----------  ----------    --------     --------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,346,359)  10,185,000   (2,036,427)     16,946   (10,062)      (28,156)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  10,574,301      389,301    4,390,384   4,373,438   168,771       196,927
                                          -----------  -----------  -----------  ----------    --------     --------
NET ASSETS AT END OF PERIOD.............. $ 9,227,942  $10,574,301  $ 2,353,957  $4,390,384  $158,709      $168,771
                                          ===========  ===========  ===========  ==========    ========     ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     861,237       19,960      384,184     442,241     8,343        10,589
       Units issued......................      30,205      961,934       13,913      25,817         1            64
       Units redeemed....................    (136,791)    (120,657)    (188,543)    (83,874)   (1,743)       (2,310)
                                          -----------  -----------  -----------  ----------    --------     --------
    Units outstanding at end of period...     754,651      861,237      209,554     384,184     6,601         8,343
                                          ===========  ===========  ===========  ==========    ========     ========

--------
(ag)Previously known as Invesco V.I. Utilities II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 ----------------------------------------------------------------------
                                                   INVESCO INVESTMENT       INVESCO INVESTMENT     INVESCO INVESTMENT
                                                  SERVICES (SERIES II)     SERVICES (SERIES II)    SERVICES (SERIES II)
                                                       SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                                                 ----------------------  ------------------------  ------------------
                                                      INVESCO V.I.             INVESCO V.I.           INVESCO V.I.
                                                 MID CAP CORE EQUITY II      MID CAP GROWTH II       MONEY MARKET II
                                                 ----------------------  ------------------------  ------------------
                                                    2014        2013         2014         2013       2014       2013
                                                 ----------  ----------  -----------  -----------  --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (33,145) $  (27,485) $  (162,219) $  (150,143) $(11,111)  $(11,281)
Net realized gains (losses).....................    312,561     281,797      655,530      394,886        --         --
Change in unrealized gains (losses).............   (231,134)    276,142       38,383    2,755,865        --         --
                                                 ----------  ----------  -----------  -----------  --------   --------
Increase (decrease) in net assets from
 operations.....................................     48,282     530,454      531,694    3,000,608   (11,111)   (11,281)
                                                 ----------  ----------  -----------  -----------  --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................         --          15        4,385       33,620        --         --
Benefit payments................................    (16,065)    (67,463)    (452,399)    (165,138)   (1,431)        --
Payments on termination.........................   (332,037)   (598,591)  (1,254,228)  (1,592,058)  (16,521)   (51,157)
Contract Maintenance Charge.....................     (3,126)     (4,201)     (22,819)     (26,030)       --         --
Transfers among the sub-accounts and with
 the Fixed Account--net.........................    (35,015)    (41,172)     (85,425)    (102,997)  (22,134)    59,424
                                                 ----------  ----------  -----------  -----------  --------   --------
Increase (decrease) in net assets from contract
 transactions...................................   (386,243)   (711,412)  (1,810,486)  (1,852,603)  (40,086)     8,267
                                                 ----------  ----------  -----------  -----------  --------   --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (337,961)   (180,958)  (1,278,792)   1,148,005   (51,197)    (3,014)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  2,089,176   2,270,134   10,585,632    9,437,627   742,439    745,453
                                                 ----------  ----------  -----------  -----------  --------   --------
NET ASSETS AT END OF PERIOD..................... $1,751,215  $2,089,176  $ 9,306,840  $10,585,632  $691,242   $742,439
                                                 ==========  ==========  ===========  ===========  ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    119,401     165,157      517,497      615,481    77,506     76,500
       Units issued.............................      5,339         239       58,627       72,170        30      7,536
       Units redeemed...........................    (26,136)    (45,995)    (143,800)    (170,154)   (4,227)    (6,530)
                                                 ----------  ----------  -----------  -----------  --------   --------
    Units outstanding at end of period..........     98,604     119,401      432,324      517,497    73,309     77,506
                                                 ==========  ==========  ===========  ===========  ========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 --------------------------------------------------------------------------
                                                     INVESCO INVESTMENT      INVESCO INVESTMENT      INVESCO INVESTMENT
                                                    SERVICES (SERIES II)     SERVICES (SERIES II)   SERVICES (SERIES II)
                                                         SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                                 --------------------------  -------------------  ------------------------
                                                        INVESCO V.I.            INVESCO V.I.         INVESCO V.I. VALUE
                                                      S&P 500 INDEX II         TECHNOLOGY II          OPPORTUNITIES II
                                                 --------------------------  -------------------  ------------------------
                                                     2014          2013        2014      2013         2014         2013
                                                 ------------  ------------  -------   --------   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $    (95,725) $      3,114  $  (209)  $   (322)  $   (30,540) $   (32,261)
Net realized gains (losses).....................    6,130,706     4,775,867    2,862      5,361       256,440      107,784
Change in unrealized gains (losses).............     (164,386)   10,896,423   (1,615)    (1,264)        6,060    1,538,631
                                                 ------------  ------------  -------   --------   -----------  -----------
Increase (decrease) in net assets from
 operations.....................................    5,870,595    15,675,404    1,038      3,775       231,960    1,614,154
                                                 ------------  ------------  -------   --------   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       20,755        28,430       --         --         1,000           54
Benefit payments................................   (3,146,421)   (1,492,030)  (1,963)        --      (281,831)    (275,773)
Payments on termination.........................   (7,958,306)   (8,054,041)  (4,388)   (17,765)     (879,869)    (798,048)
Contract Maintenance Charge.....................     (108,605)     (131,817)      --         --       (17,300)     (20,815)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (1,494,432)   (3,320,603)      (4)       303       (79,296)    (465,676)
                                                 ------------  ------------  -------   --------   -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................  (12,687,009)  (12,970,061)  (6,355)   (17,462)   (1,257,296)  (1,560,258)
                                                 ------------  ------------  -------   --------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (6,816,414)    2,705,343   (5,317)   (13,687)   (1,025,336)      53,896
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   62,216,972    59,511,629   16,846     30,533     5,903,115    5,849,219
                                                 ------------  ------------  -------   --------   -----------  -----------
NET ASSETS AT END OF PERIOD..................... $ 55,400,558  $ 62,216,972  $11,529   $ 16,846   $ 4,877,779  $ 5,903,115
                                                 ============  ============  =======   ========   ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    4,141,653     5,011,891    1,058      2,364       368,910      474,808
       Units issued.............................      242,858       256,493        1         24         6,706        9,733
       Units redeemed...........................   (1,055,338)   (1,126,731)    (387)    (1,330)      (84,183)    (115,631)
                                                 ------------  ------------  -------   --------   -----------  -----------
    Units outstanding at end of period..........    3,329,173     4,141,653      672      1,058       291,433      368,910
                                                 ============  ============  =======   ========   ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     ------------------------------------------------------------
                                                        JANUS ASPEN    LAZARD RETIREMENT      LEGG MASON
                                                          SERIES       SERIES, INC.      PARTNERS VARIABLE EQUITY
                                                        SUB-ACCOUNT    SUB-ACCOUNT         TRUST SUB-ACCOUNT
                                                     ----------------  ----------------  -----------------------
                                                                                         CLEARBRIDGE VARIABLE
                                                                         EMERGING            ALL CAP VALUE
                                                      FORTY PORTFOLIO  MARKETS EQUITY      PORTFOLIO I (AI)
                                                     ----------------  ----------------  -----------------------
                                                       2014     2013    2014     2013    2014 (AJ)(AK)    2013
                                                     -------  -------   -----    ----    -------------   ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (137) $   (70) $   1     $  2       $   204      $   (1)
Net realized gains (losses).........................   3,321      107     56        8            14         108
Change in unrealized gains (losses).................  (2,466)   2,326   (104)     (30)         (145)        260
                                                     -------  -------   -----     ----      -------      ------
Increase (decrease) in net assets from operations...     718    2,363    (47)     (20)           73         367
                                                     -------  -------   -----     ----      -------      ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --     --       --            --          --
Benefit payments....................................      --       --     --       --            --          --
Payments on termination.............................    (383)      --   (240)      --          (553)         --
Contract Maintenance Charge.........................      (6)      (6)    (1)      (1)           (2)         (2)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     (50)     (43)    57      104        (1,083)        (16)
                                                     -------  -------   -----     ----      -------      ------
Increase (decrease) in net assets from contract
 transactions.......................................    (439)     (49)  (184)     103        (1,638)        (18)
                                                     -------  -------   -----     ----      -------      ------
INCREASE (DECREASE) IN NET ASSETS...................     279    2,314   (231)      83        (1,565)        349
NET ASSETS AT BEGINNING OF PERIOD...................  10,380    8,066    720      637         1,565       1,216
                                                     -------  -------   -----     ----      -------      ------
NET ASSETS AT END OF PERIOD......................... $10,659  $10,380  $ 489     $720       $    --      $1,565
                                                     =======  =======   =====     ====      =======      ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........     466      468     14       12           132         134
       Units issued.................................       2        1      1        2             1          --
       Units redeemed...............................     (21)      (3)    (5)      --          (133)         (2)
                                                     -------  -------   -----     ----      -------      ------
    Units outstanding at end of period..............     447      466     10       14            --         132
                                                     =======  =======   =====     ====      =======      ======

--------
(ai)Previously known as Clearbridge Variable Fundamental All Cap Value
    Portfolio I
(aj)On December 5, 2014, ClearBridge Variable All Cap Value Portfolio I merged into ClearBridge Variable Large Cap Value Portfolio I
(ak)For the period beginning January 1, 2014 and ended December 5, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ----------------------------------------------------------------------
                                             LEGG MASON
                                          PARTNERS VARIABLE
                                          EQUITY TRUST (AH)   LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------   ------------------------  ------------------------
                                             CLEARBRIDGE
                                          VARIABLE LARGE CAP
                                          VALUE PORTFOLIO I       BOND-DEBENTURE          FUNDAMENTAL EQUITY
                                          ----------------   ------------------------  ------------------------
                                          2014 (AJ)   2013       2014         2013         2014         2013
                                          ---------  ------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............  $   20    $    3  $   576,756  $   758,340  $   (70,026) $   (96,862)
Net realized gains (losses)..............     360        90      989,556    1,084,263    1,355,645    1,396,681
Change in unrealized gains (losses)......    (282)      334     (901,662)    (216,602)  (1,004,789)     702,666
                                           ------    ------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................      98       427      664,650    1,626,001      280,830    2,002,485
                                           ------    ------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      --        --       26,052       59,200        3,400        9,640
Benefit payments.........................      --        --     (480,059)    (742,214)    (243,850)    (177,016)
Payments on termination..................    (648)       --   (4,243,772)  (5,614,269)  (1,198,873)  (1,528,836)
Contract Maintenance Charge..............      (2)       (2)     (78,826)     (93,480)     (16,511)     (20,872)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   1,053        18     (342,552)     702,063     (120,841)    (488,730)
                                           ------    ------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................     403        16   (5,119,157)  (5,688,700)  (1,576,675)  (2,205,814)
                                           ------    ------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................     501       443   (4,454,507)  (4,062,699)  (1,295,845)    (203,329)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   1,850     1,407   23,794,231   27,856,930    6,589,958    6,793,287
                                           ------    ------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD..................................  $2,351    $1,850  $19,339,724  $23,794,231  $ 5,294,113  $ 6,589,958
                                           ======    ======  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     104       103    1,422,085    1,771,916      348,026      478,507
       Units issued......................      56         1      101,572      165,777        9,579        4,532
       Units redeemed....................     (39)       --     (397,284)    (515,608)     (92,029)    (135,013)
                                           ------    ------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................     121       104    1,126,373    1,422,085      265,576      348,026
                                           ======    ======  ===========  ===========  ===========  ===========

--------
(ah)Previously known as Legg Mason Partners Variable Portfolios I, Inc.
(aj)On December 5, 2014, ClearBridge Variable All Cap Value Portfolio I merged into ClearBridge Variable Large Cap Value Portfolio I

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                           LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                              GROWTH AND INCOME       GROWTH OPPORTUNITIES          MID-CAP STOCK
                                          ------------------------  ------------------------  ------------------------
                                              2014         2013         2014         2013         2014         2013
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (142,937) $  (179,887) $  (147,200) $  (159,779) $  (205,199) $  (235,898)
Net realized gains (losses)..............     947,772      546,153    1,915,574    1,842,251    1,097,643      697,592
Change in unrealized gains (losses)......      (1,768)   4,507,437   (1,393,847)   1,318,904      667,227    4,315,981
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     803,067    4,873,703      374,527    3,001,376    1,559,671    4,777,675
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................          --        1,967        7,209       11,977       18,106       38,728
Benefit payments.........................    (447,933)    (628,894)    (151,263)    (314,764)    (255,836)    (448,288)
Payments on termination..................  (3,278,461)  (3,643,455)  (1,499,102)  (1,766,257)  (3,002,020)  (3,580,509)
Contract Maintenance Charge..............     (56,740)     (66,857)     (32,866)     (37,923)     (50,771)     (64,232)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (93,820)    (500,673)    (404,206)    (677,454)    (767,607)  (1,880,022)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (3,876,954)  (4,837,912)  (2,080,228)  (2,784,421)  (4,058,128)  (5,934,323)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,073,887)      35,791   (1,705,701)     216,955   (2,498,457)  (1,156,648)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  16,517,140   16,481,349   10,040,163    9,823,208   18,048,660   19,205,308
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $13,443,253  $16,517,140  $ 8,334,462  $10,040,163  $15,550,203  $18,048,660
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,100,846    1,466,898      489,238      644,880    1,111,782    1,516,479
       Units issued......................      33,099       89,396       11,428       14,959       29,697       36,036
       Units redeemed....................    (287,013)    (455,448)    (111,260)    (170,601)    (267,462)    (440,733)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................     846,932    1,100,846      389,406      489,238      874,017    1,111,782
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     ---------------------------------------------------------------
                                                        MFS VARIABLE        MFS VARIABLE          MFS VARIABLE
                                                       INSURANCE TRUST     INSURANCE TRUST       INSURANCE TRUST
                                                         SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                                     ------------------  ------------------  ----------------------
                                                         MFS GROWTH        MFS HIGH YIELD      MFS INVESTORS TRUST
                                                     ------------------  ------------------  ----------------------
                                                       2014      2013      2014    2013 (AQ)    2014        2013
                                                     --------  --------  --------  --------- ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $(10,051) $ (8,086) $ 12,992  $  6,422  $   (4,691) $   (2,671)
Net realized gains (losses).........................   74,613    19,898       635       (96)    139,205      33,704
Change in unrealized gains (losses).................   (8,392)  198,234   (14,305)    4,792     (32,403)    248,207
                                                     --------  --------  --------  --------  ----------  ----------
Increase (decrease) in net assets from operations...   56,170   210,046      (678)   11,118     102,111     279,240
                                                     --------  --------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................       --        --       788       200       1,125       2,495
Benefit payments....................................      836    (7,285)       --        --      (9,478)    (23,308)
Payments on termination.............................  (32,764)  (33,805)  (41,813)  (17,508)    (80,623)    (51,961)
Contract Maintenance Charge.........................     (559)     (575)     (178)      (78)       (737)       (783)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  (19,204)   (5,862)  396,797   324,958     (15,663)     (7,810)
                                                     --------  --------  --------  --------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions.......................................  (51,691)  (47,527)  355,594   307,572    (105,376)    (81,367)
                                                     --------  --------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................    4,479   162,519   354,916   318,690      (3,265)    197,873
NET ASSETS AT BEGINNING OF PERIOD...................  784,925   622,406   318,690        --   1,158,253     960,380
                                                     --------  --------  --------  --------  ----------  ----------
NET ASSETS AT END OF PERIOD......................... $789,404  $784,925  $673,606  $318,690  $1,154,988  $1,158,253
                                                     ========  ========  ========  ========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   49,588    53,406    17,072        --      76,746      82,709
       Units issued.................................    1,615        69    20,905    18,467       1,301         876
       Units redeemed...............................   (5,526)   (3,887)   (2,449)   (1,395)     (7,868)     (6,839)
                                                     --------  --------  --------  --------  ----------  ----------
    Units outstanding at end of period..............   45,677    49,588    35,528    17,072      70,179      76,746
                                                     ========  ========  ========  ========  ==========  ==========

--------
(aq)For the period beginning August 16, 2013 and ended December 31, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     -----------------------------------------------------------------
                                                          MFS VARIABLE           MFS VARIABLE         MFS VARIABLE
                                                         INSURANCE TRUST       INSURANCE TRUST      INSURANCE TRUST
                                                           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------------  -------------------  -------------------
                                                        MFS NEW DISCOVERY        MFS RESEARCH      MFS RESEARCH BOND
                                                     ----------------------  -------------------  -------------------
                                                        2014        2013        2014      2013       2014      2013
                                                     ----------  ----------  ---------  --------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (19,962) $  (21,634) $  (4,343) $ (7,144) $  11,057  $ (1,061)
Net realized gains (losses).........................    381,131      94,917    106,580    13,452     22,913    13,781
Change in unrealized gains (losses).................   (506,158)    483,130    (47,415)  155,603       (172)  (33,717)
                                                     ----------  ----------  ---------  --------  ---------  --------
Increase (decrease) in net assets from operations...   (144,989)    556,413     54,822   161,911     33,798   (20,997)
                                                     ----------  ----------  ---------  --------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      2,687      19,405         --        --      2,172     2,157
Benefit payments....................................    (12,331)       (276)   (28,621)     (654)  (113,881)   (2,038)
Payments on termination.............................   (241,706)   (201,041)   (38,100)  (11,539)   (62,494)  (61,844)
Contract Maintenance Charge.........................     (1,163)     (1,422)      (247)     (260)      (689)     (793)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (34,697)   (151,231)   (55,386)  (19,913)   (20,068)   15,563
                                                     ----------  ----------  ---------  --------  ---------  --------
Increase (decrease) in net assets from contract
 transactions.......................................   (287,210)   (334,565)  (122,354)  (32,366)  (194,960)  (46,955)
                                                     ----------  ----------  ---------  --------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS...................   (432,199)    221,848    (67,532)  129,545   (161,162)  (67,952)
NET ASSETS AT BEGINNING OF PERIOD...................  1,797,755   1,575,907    677,080   547,535    860,957   928,909
                                                     ----------  ----------  ---------  --------  ---------  --------
NET ASSETS AT END OF PERIOD......................... $1,365,556  $1,797,755  $ 609,548  $677,080  $ 699,795  $860,957
                                                     ==========  ==========  =========  ========  =========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........     62,415      76,003     48,110    50,564     45,514    47,973
       Units issued.................................      1,451       2,404      2,461        16        452     2,220
       Units redeemed...............................    (12,358)    (15,992)   (10,860)   (2,470)   (10,668)   (4,679)
                                                     ----------  ----------  ---------  --------  ---------  --------
    Units outstanding at end of period..............     51,508      62,415     39,711    48,110     35,298    45,514
                                                     ==========  ==========  =========  ========  =========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                           -----------------------------------------------------------------
                                              MFS VARIABLE     MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE
                                             INSURANCE TRUST   TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)
                                               SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
                                           ------------------  ---------------------  ---------------------
                                                                   MFS GROWTH         MFS INVESTORS TRUST
                                              MFS UTILITIES      (SERVICE CLASS)        (SERVICE CLASS)
                                           ------------------  ---------------------  ---------------------
                                             2014      2013      2014        2013       2014        2013
                                           --------  --------   --------   --------    --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  1,821  $  2,382  $ (1,393)   $ (1,669)  $ (1,064)   $   (768)
Net realized gains (losses)...............   11,004    20,725    44,505       9,056     19,637       6,140
Change in unrealized gains (losses).......   11,451    19,435   (39,117)     26,398     (7,108)     28,710
                                           --------  --------   --------   --------    --------   --------
Increase (decrease) in net assets from
 operations...............................   24,276    42,542     3,995      33,785     11,465      34,082
                                           --------  --------   --------   --------    --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       --        --        --          --         --          --
Benefit payments..........................       --   (20,085)  (45,766)     (3,418)        --      (3,749)
Payments on termination...................   (1,702)  (39,034)  (27,028)    (12,300)   (18,740)     (8,960)
Contract Maintenance Charge...............      (48)      (60)      (15)        (52)      (113)       (120)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   16,344        (1)   27,285         603       (223)       (841)
                                           --------  --------   --------   --------    --------   --------
Increase (decrease) in net assets from
 contract transactions....................   14,594   (59,180)  (45,524)    (15,167)   (19,076)    (13,670)
                                           --------  --------   --------   --------    --------   --------
INCREASE (DECREASE) IN NET
 ASSETS...................................   38,870   (16,638)  (41,529)     18,618     (7,611)     20,412
NET ASSETS AT BEGINNING OF
 PERIOD...................................  223,141   239,779   124,264     105,646    140,059     119,647
                                           --------  --------   --------   --------    --------   --------
NET ASSETS AT END OF PERIOD............... $262,011  $223,141  $ 82,735    $124,264   $132,448    $140,059
                                           ========  ========   ========   ========    ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    7,838    10,005     8,579       9,802      9,393      10,419
       Units issued.......................      500        --     1,459          85          6          --
       Units redeemed.....................      (59)   (2,167)   (5,380)     (1,308)    (1,265)     (1,026)
                                           --------  --------   --------   --------    --------   --------
    Units outstanding at end of period....    8,279     7,838     4,658       8,579      8,134       9,393
                                           ========  ========   ========   ========    ========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 ---------------------------------------------------------------------
                                                 MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE
                                                 TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)   TRUST (SERVICE CLASS)
                                                     SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                                 ---------------------  ---------------------  ----------------------
                                                  MFS NEW DISCOVERY        MFS RESEARCH             MFS UTILITIES
                                                   (SERVICE CLASS)        (SERVICE CLASS)          (SERVICE CLASS)
                                                 ---------------------  ---------------------  ----------------------
                                                   2014        2013       2014        2013        2014        2013
                                                  --------   --------    --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $ (2,092)   $ (2,371)  $   (415)   $   (750)  $    4,389  $    7,267
Net realized gains (losses).....................   37,758       9,230     18,209       6,266      137,124      60,127
Change in unrealized gains (losses).............  (49,312)     43,155    (14,625)     11,295         (740)    169,140
                                                  --------   --------    --------   --------   ----------  ----------
Increase (decrease) in net assets from
 operations.....................................  (13,646)     50,014      3,169      16,811      140,773     236,534
                                                  --------   --------    --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................       20          20         --          --           --          --
Benefit payments................................       --      (1,965)        --          --      (40,626)         --
Payments on termination.........................  (43,094)    (20,774)    (6,809)     (9,880)    (198,926)   (111,702)
Contract Maintenance Charge.....................      (62)        (86)       (23)        (23)         (63)       (117)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................    2,733       4,444    (21,371)     (2,790)      (5,362)     (2,463)
                                                  --------   --------    --------   --------   ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................  (40,403)    (18,361)   (28,203)    (12,693)    (244,977)   (114,282)
                                                  --------   --------    --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (54,049)     31,653    (25,034)      4,118     (104,204)    122,252
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  164,823     133,170     66,982      62,864    1,477,088   1,354,836
                                                  --------   --------    --------   --------   ----------  ----------
NET ASSETS AT END OF PERIOD..................... $110,774    $164,823   $ 41,948    $ 66,982   $1,372,884  $1,477,088
                                                  ========   ========    ========   ========   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    8,484       9,543      4,436       5,432       55,763      60,073
       Units issued.............................      185         908         --         203           --          --
       Units redeemed...........................   (2,434)     (1,967)    (1,859)     (1,199)      (8,817)     (4,310)
                                                  --------   --------    --------   --------   ----------  ----------
    Units outstanding at end of period..........    6,235       8,484      2,577       4,436       46,946      55,763
                                                  ========   ========    ========   ========   ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          --------------------------------------------------------------------------------
                                           MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES          INVESTMENT SERIES          INVESTMENT SERIES
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  --------------------------  -------------------------
                                               EUROPEAN EQUITY         GLOBAL INFRASTRUCTURE           INCOME PLUS
                                          ------------------------  --------------------------  -------------------------
                                              2014         2013     2014 (AL) (AM)     2013         2014         2013
                                          -----------  -----------  -------------- -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   374,884  $   574,423   $  1,087,640  $   664,190  $ 1,831,467  $  2,570,539
Net realized gains (losses)..............     713,803      196,378     (6,423,389)   2,459,002    1,181,063     1,205,305
Change in unrealized gains (losses)......  (4,839,940)   7,900,861      8,402,365    5,021,074    1,068,734    (4,111,447)
                                          -----------  -----------   ------------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................  (3,751,253)   8,671,662      3,066,616    8,144,266    4,081,264      (335,603)
                                          -----------  -----------   ------------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      93,171       58,152            220       75,748      217,310        34,993
Benefit payments.........................  (1,338,256)  (1,671,943)      (820,379)  (1,936,134)  (3,853,941)   (3,731,317)
Payments on termination..................  (3,054,271)  (3,264,128)    (1,410,826)  (4,265,061)  (5,667,991)   (6,318,395)
Contract Maintenance Charge..............     (16,431)     (19,247)        (7,542)     (23,401)     (24,303)      (28,726)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (892,968)    (727,232)   (54,648,126)  (1,736,825)    (532,935)   (1,353,488)
                                          -----------  -----------   ------------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (5,208,755)  (5,624,398)   (56,886,653)  (7,885,673)  (9,861,860)  (11,396,933)
                                          -----------  -----------   ------------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (8,960,008)   3,047,264    (53,820,037)     258,593   (5,780,596)  (11,732,536)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  39,980,359   36,933,095     53,820,037   53,561,444   67,858,039    79,590,575
                                          -----------  -----------   ------------  -----------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $31,020,351  $39,980,359   $         --  $53,820,037  $62,077,443  $ 67,858,039
                                          ===========  ===========   ============  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,081,818    1,269,824      1,423,367    1,661,125    2,109,973     2,474,817
       Units issued......................      29,002       36,538          7,908       44,978       85,244        74,339
       Units redeemed....................    (197,661)    (224,544)    (1,431,275)    (282,736)    (393,147)     (439,183)
                                          -----------  -----------   ------------  -----------  -----------  ------------
    Units outstanding at end of
     period..............................     913,159    1,081,818             --    1,423,367    1,802,070     2,109,973
                                          ===========  ===========   ============  ===========  ===========  ============

--------
(al)On April 25, 2014, Global Infrastructure merged into Van Kampen UIF Global Infrastructure
(am)For the period beginning January 1, 2014 and ended April 25, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -------------------------------------------------------------------------------
                                           MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES         INVESTMENT SERIES          INVESTMENT SERIES
                                                 SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  ------------------------  --------------------------
                                              LIMITED DURATION            MONEY MARKET             MULTI CAP GROWTH
                                          ------------------------  ------------------------  --------------------------
                                              2014         2013         2014         2013         2014          2013
                                          -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    25,197  $    98,959  $  (410,064) $  (506,395) $ (2,775,983) $ (1,734,925)
Net realized gains (losses)..............    (291,474)    (265,394)          --           --    38,955,832    13,177,234
Change in unrealized gains (losses)......     243,443       69,799           --           --   (28,084,263)   61,531,007
                                          -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................     (22,834)     (96,636)    (410,064)    (506,395)    8,095,586    72,973,316
                                          -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      25,000           --      394,484       30,212       136,163       194,908
Benefit payments.........................    (548,210)    (397,297)  (2,295,083)  (3,260,649)   (6,110,690)   (7,405,917)
Payments on termination..................    (692,121)    (724,082)  (5,672,982)  (8,423,522)  (20,492,039)  (17,179,516)
Contract Maintenance Charge..............      (4,023)      (4,771)     (20,304)     (24,555)      (80,351)      (84,051)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (79,869)      41,668    2,986,205    4,445,192    (2,869,988)    6,826,326
                                          -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (1,299,223)  (1,084,482)  (4,607,680)  (7,233,322)  (29,416,905)  (17,648,250)
                                          -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,322,057)  (1,181,118)  (5,017,744)  (7,739,717)  (21,321,319)   55,325,066
NET ASSETS AT BEGINNING OF
 PERIOD..................................   8,557,683    9,738,801   31,387,105   39,126,822   211,233,938   155,908,872
                                          -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 7,235,626  $ 8,557,683  $26,369,361  $31,387,105  $189,912,619  $211,233,938
                                          ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     800,555      901,314    2,266,064    2,779,224     3,100,124     3,470,658
       Units issued......................      28,640       41,002      925,546      873,439        96,857       309,543
       Units redeemed....................    (149,250)    (141,761)  (1,248,866)  (1,386,599)     (535,955)     (680,077)
                                          -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period..............................     679,945      800,555    1,942,744    2,266,064     2,661,026     3,100,124
                                          ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          ---------------------------------------------------------------------------------
                                           MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES          INVESTMENT SERIES           INVESTMENT SERIES
                                              (CLASS Y SHARES)           (CLASS Y SHARES)            (CLASS Y SHARES)
                                                 SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                          ------------------------  --------------------------  --------------------------
                                               EUROPEAN EQUITY         GLOBAL INFRASTRUCTURE            INCOME PLUS
                                              (CLASS Y SHARES)           (CLASS Y SHARES)            (CLASS Y SHARES)
                                          ------------------------  --------------------------  --------------------------
                                              2014         2013     2014 (AM) (AN)     2013         2014          2013
                                          -----------  -----------  -------------- -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    41,381  $   108,656   $    230,041  $    93,461  $  1,649,416  $  2,596,604
Net realized gains (losses)..............     293,096      136,681     (1,274,522)     683,985     1,844,306     1,641,059
Change in unrealized gains (losses)......  (1,408,453)   2,272,586      1,841,571    1,258,973       752,122    (5,079,322)
                                          -----------  -----------   ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................  (1,073,976)   2,517,923        797,090    2,036,419     4,245,844      (841,659)
                                          -----------  -----------   ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      44,097        9,430            270        3,825        59,734        28,033
Benefit payments.........................    (119,902)    (218,464)      (101,351)    (450,956)   (3,843,788)   (3,650,997)
Payments on termination..................  (1,634,267)  (1,907,518)      (456,613)  (1,512,095)  (10,330,525)  (10,772,898)
Contract Maintenance Charge..............     (12,610)     (16,925)        (2,834)     (11,636)     (137,576)     (180,806)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (381,629)    (328,061)   (14,502,306)     (19,770)   (2,676,108)      712,069
                                          -----------  -----------   ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (2,104,311)  (2,461,538)   (15,062,834)  (1,990,632)  (16,928,263)  (13,864,599)
                                          -----------  -----------   ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,178,287)      56,385    (14,265,744)      45,787   (12,682,419)  (14,706,258)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  11,405,005   11,348,620     14,265,744   14,219,957    80,728,541    95,434,799
                                          -----------  -----------   ------------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 8,226,718  $11,405,005   $         --  $14,265,744  $ 68,046,122  $ 80,728,541
                                          ===========  ===========   ============  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     851,692    1,041,095        908,598    1,038,353     4,889,601     5,729,091
       Units issued......................      21,027       19,145          1,077       37,743       135,209       344,315
       Units redeemed....................    (182,862)    (208,548)      (909,675)    (167,498)   (1,121,053)   (1,183,805)
                                          -----------  -----------   ------------  -----------  ------------  ------------
    Units outstanding at end of
     period..............................     689,857      851,692             --      908,598     3,903,757     4,889,601
                                          ===========  ===========   ============  ===========  ============  ============

--------
(am)For the period beginning January 1, 2014 and ended April 25, 2014
(an)On April 25, 2014, Global Infrastructure (Class Y Shares) merged into Van Kampen UIF Global Infrastructure (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          --------------------------------------------------------------------------------
                                           MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES          INVESTMENT SERIES          INVESTMENT SERIES
                                              (CLASS Y SHARES)           (CLASS Y SHARES)            (CLASS Y SHARES)
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  --------------------------  -------------------------
                                              LIMITED DURATION             MONEY MARKET              MULTI CAP GROWTH
                                              (CLASS Y SHARES)           (CLASS Y SHARES)            (CLASS Y SHARES)
                                          ------------------------  --------------------------  -------------------------
                                              2014         2013         2014          2013          2014          2013
                                          -----------  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (71,945) $   195,111  $   (586,937) $   (716,837) $ (1,027,846) $  (839,517)
Net realized gains (losses)..............  (1,252,477)  (1,374,014)           --            --    15,727,020    6,488,929
Change in unrealized gains (losses)......   1,071,989      608,507            --            --   (13,016,180)  17,749,439
                                          -----------  -----------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................    (252,433)    (570,396)     (586,937)     (716,837)    1,682,994   23,398,851
                                          -----------  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      36,797       54,726        11,762         8,257        23,264       27,983
Benefit payments.........................    (777,581)  (1,538,179)   (2,331,992)   (2,229,387)   (5,181,362)  (1,327,365)
Payments on termination..................  (3,961,789)  (3,230,182)  (11,263,405)  (16,751,712)   (9,987,810)  (8,637,316)
Contract Maintenance Charge..............     (48,337)     (62,133)      (92,534)     (131,418)      (79,093)     (96,569)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     623,852     (156,800)    6,910,756    10,595,202    (1,758,728)  11,739,741
                                          -----------  -----------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (4,127,058)  (4,932,568)   (6,765,413)   (8,509,058)  (16,983,729)   1,706,474
                                          -----------  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (4,379,491)  (5,502,964)   (7,352,350)   (9,225,895)  (15,300,735)  25,105,325
NET ASSETS AT BEGINNING OF
 PERIOD..................................  31,939,569   37,442,533    37,519,430    46,745,325    68,913,771   43,808,446
                                          -----------  -----------  ------------  ------------  ------------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $27,560,078  $31,939,569  $ 30,167,080  $ 37,519,430  $ 53,613,036  $68,913,771
                                          ===========  ===========  ============  ============  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,415,150    3,926,202     3,848,661     4,715,597     3,643,351    3,313,317
       Units issued......................     238,831      236,165     1,396,783     1,952,327        83,072    1,159,387
       Units redeemed....................    (680,436)    (747,217)   (2,093,287)   (2,819,263)     (942,341)    (829,353)
                                          -----------  -----------  ------------  ------------  ------------  -----------
    Units outstanding at end of
     period..............................   2,973,545    3,415,150     3,152,157     3,848,661     2,784,082    3,643,351
                                          ===========  ===========  ============  ============  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 ---------------------------------------------------------------
                                                 NEUBERGER BERMAN     NEUBERGER BERMAN         OPPENHEIMER
                                                 ADVISORS MANAGEMENT ADVISORS MANAGEMENT VARIABLE ACCOUNT FUNDS
                                                 TRUST SUB-ACCOUNT   TRUST SUB-ACCOUNT         SUB-ACCOUNT
                                                 ------------------  -----------------   ----------------------
                                                        AMT                 AMT
                                                     LARGE CAP            MID-CAP              OPPENHEIMER
                                                       VALUE               GROWTH         CAPITAL APPRECIATION
                                                 ------------------  -----------------   ----------------------
                                                   2014      2013      2014       2013      2014        2013
                                                 -------   -------   --------   -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (218)  $   (89)  $   (206)  $  (338) $  (30,605) $  (13,365)
Net realized gains (losses).....................     356       (82)     7,183        74     315,689     186,451
Change in unrealized gains (losses).............   1,716     5,628     (7,376)    5,706     144,556     643,670
                                                 -------   -------   --------   -------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................   1,854     5,457       (399)    5,442     429,640     816,756
                                                 -------   -------   --------   -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      --        --         --        --      38,197      34,743
Benefit payments................................      --        --         --        --    (161,224)    (45,758)
Payments on termination.........................    (323)     (325)   (22,916)       --    (276,215)   (563,096)
Contract Maintenance Charge.....................     (16)      (16)        --        --      (2,703)     (2,990)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (4,215)       --         (1)       (1)   (139,246)    (17,673)
                                                 -------   -------   --------   -------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................  (4,554)     (341)   (22,917)       (1)   (541,191)   (594,774)
                                                 -------   -------   --------   -------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (2,700)    5,116    (23,316)    5,441    (111,551)    221,982
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  24,052    18,936     23,316    17,875   3,433,425   3,211,443
                                                 -------   -------   --------   -------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $21,352   $24,052   $     --   $23,316  $3,321,874  $3,433,425
                                                 =======   =======   ========   =======  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   1,371     1,393      1,743     1,743     243,032     292,367
       Units issued.............................      --        --         --        --       4,934       3,966
       Units redeemed...........................    (245)      (22)    (1,743)       --     (41,388)    (53,301)
                                                 -------   -------   --------   -------  ----------  ----------
    Units outstanding at end of period..........   1,126     1,371         --     1,743     206,578     243,032
                                                 =======   =======   ========   =======  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ---------------------------------------------------------------------
                                                OPPENHEIMER            OPPENHEIMER           OPPENHEIMER
                                          VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS VARIABLE ACCOUNT FUNDS
                                                SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                          ----------------------  ---------------------  ---------------------
                                                                                             OPPENHEIMER
                                                OPPENHEIMER            OPPENHEIMER            DISCOVERY
                                              CAPITAL INCOME            CORE BOND          MID CAP GROWTH
                                          ----------------------  ---------------------  ---------------------
                                             2014        2013        2014       2013       2014        2013
                                          ----------  ----------  ---------  ----------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    9,077  $   13,464  $  35,479  $   38,967  $ (9,034)   $ (8,413)
Net realized gains (losses)..............      9,200      (3,515)   (64,113)    (33,804)   11,273      37,639
Change in unrealized gains (losses)......     78,150     165,916     80,546     (19,913)   23,093     139,183
                                          ----------  ----------  ---------  ----------   --------   --------
Increase (decrease) in net assets from
 operations..............................     96,427     175,865     51,912     (14,750)   25,332     168,409
                                          ----------  ----------  ---------  ----------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         --          --      4,472       5,625        --          --
Benefit payments.........................    (31,627)    (96,197)   (42,079)     (1,398)       --      (7,529)
Payments on termination..................    (77,139)   (139,723)   (83,845)   (123,739)  (18,256)    (88,348)
Contract Maintenance Charge..............       (767)       (849)      (697)       (859)     (232)       (248)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (6,450)   (129,335)  (179,402)     (6,803)      332        (596)
                                          ----------  ----------  ---------  ----------   --------   --------
Increase (decrease) in net assets from
 contract transactions...................   (115,983)   (366,104)  (301,551)   (127,174)  (18,156)    (96,721)
                                          ----------  ----------  ---------  ----------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (19,556)   (190,239)  (249,639)   (141,924)    7,176      71,688
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,498,872   1,689,111    937,223   1,079,147   619,590     547,902
                                          ----------  ----------  ---------  ----------   --------   --------
NET ASSETS AT END OF
 PERIOD.................................. $1,479,316  $1,498,872  $ 687,584  $  937,223  $626,766    $619,590
                                          ==========  ==========  =========  ==========   ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    112,390     142,393     79,791      90,651    63,642      72,846
       Units issued......................        444         862      1,102       2,140       125          30
       Units redeemed....................     (8,902)    (30,865)   (25,536)    (13,000)   (1,770)     (9,234)
                                          ----------  ----------  ---------  ----------   --------   --------
    Units outstanding at end of
     period..............................    103,932     112,390     55,357      79,791    61,997      63,642
                                          ==========  ==========  =========  ==========   ========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------
                                                OPPENHEIMER             OPPENHEIMER             OPPENHEIMER
                                          VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS
                                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                          ----------------------  ----------------------  ----------------------
                                                                        OPPENHEIMER
                                                OPPENHEIMER               GLOBAL                OPPENHEIMER
                                                  GLOBAL             STRATEGIC INCOME           MAIN STREET
                                          ----------------------  ----------------------  ----------------------
                                             2014        2013        2014        2013        2014        2013
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (5,103) $      788  $   54,143  $   79,705  $  (10,042) $   (5,368)
Net realized gains (losses)..............    316,032     204,664      26,958      38,163     124,083      83,764
Change in unrealized gains (losses)......   (277,360)    474,408     (51,901)   (152,941)     24,286     335,125
                                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................     33,569     679,860      29,200     (35,073)    138,327     413,521
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     24,277      25,775       4,391       2,032          --          --
Benefit payments.........................    (30,894)    (28,568)   (100,349)    (83,750)    (25,281)    (98,668)
Payments on termination..................   (269,136)   (614,352)   (233,105)   (242,097)    (95,073)   (131,185)
Contract Maintenance Charge..............     (2,111)     (2,506)       (843)       (981)       (920)     (1,005)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (271,951)     75,290      12,513       1,369     (38,452)    (28,949)
                                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (549,815)   (544,361)   (317,393)   (323,427)   (159,726)   (259,807)
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (516,246)    135,499    (288,193)   (358,500)    (21,399)    153,714
NET ASSETS AT BEGINNING OF
 PERIOD..................................  3,043,865   2,908,366   2,134,736   2,493,236   1,646,840   1,493,126
                                          ----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $2,527,619  $3,043,865  $1,846,543  $2,134,736  $1,625,441  $1,646,840
                                          ==========  ==========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    117,471     142,192     148,514     167,052     112,707     132,826
       Units issued......................      2,612       8,243       3,535       4,337       4,168         727
       Units redeemed....................    (23,027)    (32,964)    (22,101)    (22,875)    (14,885)    (20,846)
                                          ----------  ----------  ----------  ----------  ----------  ----------
    Units outstanding at end of period...     97,056     117,471     129,948     148,514     101,990     112,707
                                          ==========  ==========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                        ---------------------------------------------------------------------------
                                                                       OPPENHEIMER               OPPENHEIMER
                                              OPPENHEIMER        VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS
                                        VARIABLE ACCOUNT FUNDS   (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))
                                              SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                        ----------------------  ------------------------  ------------------------
                                              OPPENHEIMER              OPPENHEIMER               OPPENHEIMER
                                              MAIN STREET                CAPITAL                   CAPITAL
                                               SMALL CAP            APPRECIATION (SS)            INCOME (SS)
                                        ----------------------  ------------------------  ------------------------
                                           2014        2013         2014         2013         2014         2013
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $   (5,472) $   (5,251) $  (375,964) $  (249,013) $    22,677  $    61,441
Net realized gains (losses)............    330,678     105,945    3,796,894    2,241,687      (48,240)    (307,901)
Change in unrealized gains
 (losses)..............................   (193,403)    333,264     (185,145)   4,994,090      658,872    1,535,951
                                        ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations............................    131,803     433,958    3,235,785    6,986,764      633,309    1,289,491
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................      6,384       2,800       16,589      112,385        9,590        3,865
Benefit payments.......................       (725)       (942)    (950,156)    (721,306)    (692,493)    (559,852)
Payments on termination................   (189,374)   (190,145)  (4,792,478)  (5,137,867)  (1,304,485)  (2,211,230)
Contract Maintenance Charge............     (1,764)     (1,870)     (90,385)    (108,476)     (37,723)     (45,023)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (154,908)    126,274   (1,633,253)  (1,602,177)    (491,637)    (123,599)
                                        ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................   (340,387)    (63,883)  (7,449,683)  (7,457,441)  (2,516,748)  (2,935,839)
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS............................   (208,584)    370,075   (4,213,898)    (470,677)  (1,883,439)  (1,646,348)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  1,492,957   1,122,882   28,727,078   29,197,755   11,122,317   12,768,665
                                        ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $1,284,373  $1,492,957  $24,513,180  $28,727,078  $ 9,238,878  $11,122,317
                                        ==========  ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................     45,007      46,897    1,612,531    2,084,831      778,147      989,939
       Units issued....................        376       5,111       34,038       42,142       18,665       37,976
       Units redeemed..................    (10,480)     (7,001)    (431,948)    (514,442)    (186,814)    (249,768)
                                        ----------  ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period............................     34,903      45,007    1,214,621    1,612,531      609,998      778,147
                                        ==========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                       -----------------------------------------------------------------------------
                                              OPPENHEIMER               OPPENHEIMER               OPPENHEIMER
                                        VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS
                                        (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                       ------------------------  ------------------------  ------------------------
                                                                        OPPENHEIMER
                                              OPPENHEIMER            DISCOVERY MID CAP            OPPENHEIMER
                                            CORE BOND (SS)              GROWTH (SS)               GLOBAL (SS)
                                       ------------------------  ------------------------  ------------------------
                                           2014         2013         2014         2013         2014         2013
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   821,839  $   937,144  $  (125,890) $  (134,546) $   (95,230) $   (65,784)
Net realized gains (losses)...........    (593,676)    (953,593)     771,548      718,328    1,598,865      973,139
Change in unrealized gains
 (losses).............................   1,018,124     (534,424)    (375,488)   1,783,403   (1,419,809)   2,311,278
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations......................   1,246,287     (550,873)     270,170    2,367,185       83,826    3,218,633
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      32,463       75,490        3,789        6,833       33,957       40,004
Benefit payments......................    (536,585)  (1,105,459)     (78,590)    (212,069)  (1,249,535)    (630,329)
Payments on termination...............  (3,726,197)  (4,548,114)  (1,077,412)  (1,380,405)  (1,841,563)  (2,533,505)
Contract Maintenance Charge...........     (90,673)    (106,411)     (31,248)     (36,721)     (37,451)     (42,965)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (497,501)   1,889,584     (294,835)    (517,851)     (77,357)    (833,494)
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (4,818,493)  (3,794,910)  (1,478,296)  (2,140,213)  (3,171,949)  (4,000,289)
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (3,572,206)  (4,345,783)  (1,208,126)     226,972   (3,088,123)    (781,656)
NET ASSETS AT BEGINNING
 OF PERIOD............................  25,480,703   29,826,486    8,408,340    8,181,368   14,015,953   14,797,609
                                       -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $21,908,497  $25,480,703  $ 7,200,214  $ 8,408,340  $10,927,830  $14,015,953
                                       ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   2,963,462    3,398,034      403,809      524,103      505,405      666,356
       Units issued...................     118,305      511,317       18,766       10,700       20,914       16,418
       Units redeemed.................    (661,274)    (945,889)     (89,194)    (130,994)    (135,021)    (177,369)
                                       -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period...........................   2,420,493    2,963,462      333,381      403,809      391,298      505,405
                                       ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                 ---------------------------------------------------------------------------------
                                         OPPENHEIMER                 OPPENHEIMER                OPPENHEIMER
                                   VARIABLE ACCOUNT FUNDS      VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS
                                   (SERVICE SHARES ("SS"))     (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))
                                         SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                 --------------------------  --------------------------  ------------------------
                                         OPPENHEIMER                                            OPPENHEIMER
                                      GLOBAL STRATEGIC               OPPENHEIMER                MAIN STREET
                                         INCOME (SS)              MAIN STREET (SS)            SMALL CAP (SS)
                                 --------------------------  --------------------------  ------------------------
                                     2014          2013          2014          2013          2014         2013
                                 ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment income
 (loss)......................... $  1,349,166  $  2,107,469  $   (448,837) $   (360,085) $  (185,704) $  (193,449)
Net realized gains (losses).....      567,037     1,182,366     5,209,792     4,167,543    4,814,774    3,031,762
Change in unrealized gains
 (losses).......................   (1,255,166)   (4,595,134)   (1,211,150)    8,531,465   (2,859,953)   4,080,369
                                 ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net
 assets from operations.........      661,037    (1,305,299)    3,549,805    12,338,923    1,769,117    6,918,682
                                 ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits........................       35,589       187,070        67,638        91,774       20,046       23,165
Benefit payments................   (1,514,521)   (1,817,537)     (985,105)   (1,222,070)    (261,765)    (559,770)
Payments on termination.........   (9,744,581)  (13,401,201)   (7,524,246)   (8,650,588)  (3,528,338)  (4,011,570)
Contract Maintenance
 Charge.........................     (208,288)     (261,173)     (145,705)     (178,243)     (69,604)     (85,075)
Transfers among the sub-
 accounts and with the Fixed
 Account--net...................     (215,047)    2,847,489    (1,906,118)   (4,244,619)  (1,005,438)  (1,877,886)
                                 ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net
 assets from contract
 transactions...................  (11,646,848)  (12,445,352)  (10,493,536)  (14,203,746)  (4,845,099)  (6,511,136)
                                 ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE)
 IN NET ASSETS..................  (10,985,811)  (13,750,651)   (6,943,731)   (1,864,823)  (3,075,982)     407,546
NET ASSETS AT
 BEGINNING OF
 PERIOD.........................   63,803,061    77,553,712    46,945,083    48,809,906   21,001,662   20,594,116
                                 ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD......................... $ 52,817,250  $ 63,803,061  $ 40,001,352  $ 46,945,083  $17,925,680  $21,001,662
                                 ============  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period........    3,575,219     4,256,612     2,272,930     3,053,875      673,675      913,051
       Units issued.............      186,142       384,128        42,121        66,708       25,994       37,880
       Units redeemed...........     (828,038)   (1,065,521)     (531,423)     (847,653)    (176,852)    (277,256)
                                 ------------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end
     of period..................    2,933,323     3,575,219     1,783,628     2,272,930      522,817      673,675
                                 ============  ============  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     ----------------------------------------------------
                                                     PIMCO VARIABLE      PIMCO VARIABLE   PIMCO VARIABLE
                                                     INSURANCE TRUST     INSURANCE TRUST  INSURANCE TRUST
                                                       SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                                                     -----------------  ----------------  --------------
                                                      FOREIGN BOND                           PIMCO VIT
                                                     (US DOLLAR-HEDGED)   MONEY MARKET     TOTAL RETURN
                                                     -----------------  ----------------  --------------
                                                      2014      2013      2014     2013    2014    2013
                                                      ------   ------   -------  -------  ------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $    4    $    6   $  (288) $  (288) $   10  $    9
Net realized gains (losses).........................      9       108        --       --       3      15
Change in unrealized gains (losses).................    121      (129)       --       --      29     (71)
                                                      ------   ------   -------  -------  ------  ------
Increase (decrease) in net assets from operations...    134       (15)     (288)    (288)     42     (47)
                                                      ------   ------   -------  -------  ------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................     --        --        --       --      --      --
Benefit payments....................................     --        --        --       --      --      --
Payments on termination.............................   (544)       --      (614)    (627)     --      --
Contract Maintenance Charge.........................     (3)       (4)      (41)     (41)     (6)     (5)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      3       307        48      157      23     255
                                                      ------   ------   -------  -------  ------  ------
Increase (decrease) in net assets from contract
 transactions.......................................   (544)      303      (607)    (511)     17     250
                                                      ------   ------   -------  -------  ------  ------
INCREASE (DECREASE) IN NET ASSETS...................   (410)      288      (895)    (799)     59     203
NET ASSETS AT BEGINNING OF PERIOD...................  1,865     1,577    19,772   20,571   1,565   1,362
                                                      ------   ------   -------  -------  ------  ------
NET ASSETS AT END OF PERIOD......................... $1,455    $1,865   $18,877  $19,772  $1,624  $1,565
                                                      ======   ======   =======  =======  ======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    117        98     1,985    2,035      94      79
       Units issued.................................     --        19         5       16       1      15
       Units redeemed...............................    (34)       --       (66)     (66)     --      --
                                                      ------   ------   -------  -------  ------  ------
    Units outstanding at end of period..............     83       117     1,924    1,985      95      94
                                                      ======   ======   =======  =======  ======  ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ---------------------------------------------------------------------------
                                               PIMCO VARIABLE           PIMCO VARIABLE           PIMCO VARIABLE
                                               INSURANCE TRUST          INSURANCE TRUST          INSURANCE TRUST
                                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                          ------------------------  ----------------------  ------------------------
                                             PIMCO VIT COMMODITY      PIMCO VIT EMERGING            PIMCO VIT
                                            REAL RETURN STRATEGY         MARKETS BOND              REAL RETURN
                                              (ADVISOR SHARES)         (ADVISOR SHARES)         (ADVISOR SHARES)
                                          ------------------------  ----------------------  ------------------------
                                              2014         2013        2014        2013         2014         2013
                                          -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (32,249) $     2,418  $   43,125  $   58,345  $   (10,927) $   (25,324)
Net realized gains (losses)..............    (419,263)    (465,442)     22,912      23,427        1,287      108,684
Change in unrealized gains (losses)......      79,577     (181,668)    (42,876)   (258,884)     119,441     (845,489)
                                          -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    (371,935)    (644,692)     23,161    (177,112)     109,801     (762,129)
                                          -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       2,400        2,400          --          --           --           --
Benefit payments.........................    (237,921)     (69,185)    (26,078)    (27,386)    (431,131)     (84,560)
Payments on termination..................    (263,052)    (438,842)   (371,327)   (336,339)  (1,400,013)  (1,368,272)
Contract Maintenance Charge..............      (8,072)     (17,061)     (4,619)     (8,002)     (13,364)     (28,702)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (318,854)    (314,679)   (102,137)    (21,541)    (321,552)    (840,590)
                                          -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................    (825,499)    (837,367)   (504,161)   (393,268)  (2,166,060)  (2,322,124)
                                          -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,197,434)  (1,482,059)   (481,000)   (570,380)  (2,056,259)  (3,084,253)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   2,803,593    4,285,652   1,449,959   2,020,339    4,874,562    7,958,815
                                          -----------  -----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 1,606,159  $ 2,803,593  $  968,959  $1,449,959  $ 2,818,303  $ 4,874,562
                                          ===========  ===========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     328,483      421,439      99,539     126,633      376,027      546,449
       Units issued......................      10,635       32,317       1,665      17,142        8,052       28,206
       Units redeemed....................    (103,025)    (125,273)    (34,163)    (44,236)    (169,463)    (198,628)
                                          -----------  -----------  ----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................     236,093      328,483      67,041      99,539      214,616      376,027
                                          ===========  ===========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     -----------------------------------------------------------
                                                          PIMCO VARIABLE
                                                          INSURANCE TRUST        PROFUNDS VP      PROFUNDS VP
                                                            SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT
                                                     ------------------------  ---------------  ---------------
                                                             PIMCO VIT
                                                           TOTAL RETURN            PROFUND          PROFUND
                                                         (ADVISOR SHARES)       VP FINANCIALS    VP HEALTH CARE
                                                     ------------------------  ---------------  ---------------
                                                         2014         2013       2014    2013     2014    2013
                                                     -----------  -----------  -------  ------  -------  ------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $    54,079  $    93,743  $   (34) $  (43) $   (38) $  (48)
Net realized gains (losses).........................     196,267      411,113      858      55    1,389      62
Change in unrealized gains (losses).................     164,452   (1,302,005)    (656)    996     (906)  1,244
                                                     -----------  -----------  -------  ------  -------  ------
Increase (decrease) in net assets from operations...     414,798     (797,149)     168   1,008      445   1,258
                                                     -----------  -----------  -------  ------  -------  ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................       5,700        6,260       --      --       --      --
Benefit payments....................................  (1,179,179)    (338,527)      --      --       --      --
Payments on termination.............................  (3,301,083)  (4,435,258)  (2,700)     --   (2,435)     --
Contract Maintenance Charge.........................     (59,722)     (81,120)      --      (2)      --      (2)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  (1,143,096)     683,963        1    (310)    (635)   (168)
                                                     -----------  -----------  -------  ------  -------  ------
Increase (decrease) in net assets from contract
 transactions.......................................  (5,677,380)  (4,164,682)  (2,699)   (312)  (3,070)   (170)
                                                     -----------  -----------  -------  ------  -------  ------
INCREASE (DECREASE) IN NET ASSETS...................  (5,262,582)  (4,961,831)  (2,531)    696   (2,625)  1,088
NET ASSETS AT BEGINNING OF PERIOD...................  18,497,049   23,458,880    4,301   3,605    4,562   3,474
                                                     -----------  -----------  -------  ------  -------  ------
NET ASSETS AT END OF PERIOD......................... $13,234,467  $18,497,049  $ 1,770  $4,301  $ 1,937  $4,562
                                                     ===========  ===========  =======  ======  =======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   1,297,205    1,582,517      485     529      265     278
       Units issued.................................      56,057      154,926       --      --       --      --
       Units redeemed...............................    (446,390)    (440,238)    (306)    (44)    (173)    (13)
                                                     -----------  -----------  -------  ------  -------  ------
    Units outstanding at end of period..............     906,872    1,297,205      179     485       92     265
                                                     ===========  ===========  =======  ======  =======  ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     --------------------------------------------------
                                                     PROFUNDS VP    PROFUNDS VP         PROFUNDS VP
                                                     SUB-ACCOUNT    SUB-ACCOUNT         SUB-ACCOUNT
                                                     ------------ -----------------  -----------------
                                                       PROFUND        PROFUND
                                                     VP LARGE-CAP        VP               PROFUND
                                                        VALUE     TELECOMMUNICATIONS    VP UTILITIES
                                                     ------------ -----------------  -----------------
                                                         2014       2014     2013      2014      2013
                                                     ------------ -------   ------   --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................   $   (717)  $    20   $   43   $    (40) $   193
Net realized gains (losses).........................          7       431      183      3,592       76
Change in unrealized gains (losses).................      4,194      (399)     128        (17)   1,849
                                                       --------   -------   ------   --------  -------
Increase (decrease) in net assets from operations...      3,484        52      354      3,535    2,118
                                                       --------   -------   ------   --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................         --        --       --         --       --
Benefit payments....................................         --        --       --         --       --
Payments on termination.............................         --    (2,527)      --    (10,715)      --
Contract Maintenance Charge.........................         --        (2)      (2)        (8)      (8)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    312,187       396     (180)        (1)      --
                                                       --------   -------   ------   --------  -------
Increase (decrease) in net assets from contract
 transactions.......................................    312,187    (2,133)    (182)   (10,724)      (8)
                                                       --------   -------   ------   --------  -------
INCREASE (DECREASE) IN NET ASSETS...................    315,671    (2,081)     172     (7,189)   2,110
NET ASSETS AT BEGINNING OF PERIOD...................         --     3,661    3,489     20,311   18,201
                                                       --------   -------   ------   --------  -------
NET ASSETS AT END OF PERIOD.........................   $315,671   $ 1,580   $3,661   $ 13,122  $20,311
                                                       ========   =======   ======   ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........         --       328      345      1,936    1,937
       Units issued.................................     25,934        36       --         --       --
       Units redeemed...............................         --      (221)     (17)      (928)      (1)
                                                       --------   -------   ------   --------  -------
    Units outstanding at end of period..............     25,934       143      328      1,008    1,936
                                                       ========   =======   ======   ========  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                           ----------------------------------------------------------------------------
                                             PUTNAM VARIABLE TRUST    PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                           ------------------------  -----------------------  ------------------------
                                                  VT AMERICAN               VT CAPITAL             VT DIVERSIFIED
                                               GOVERNMENT INCOME          OPPORTUNITIES                INCOME
                                           ------------------------  -----------------------  ------------------------
                                               2014         2013         2014        2013         2014         2013
                                           -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   513,193  $      (857) $   (55,943) $  (40,400) $ 1,765,172  $   556,422
Net realized gains (losses)...............    (477,508)    (958,556)   1,203,355     311,063     (332,310)    (460,758)
Change in unrealized gains (losses).......     529,942      464,570     (899,244)  1,035,483   (1,646,886)   1,704,506
                                           -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................     565,627     (494,843)     248,168   1,306,146     (214,024)   1,800,170
                                           -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      11,160       14,238        7,414       3,947       33,181       12,197
Benefit payments..........................    (524,621)    (983,451)    (307,135)    (33,712)    (996,403)  (1,290,752)
Payments on termination...................  (1,848,623)  (4,580,065)    (586,836)   (518,716)  (2,362,133)  (2,952,601)
Contract Maintenance Charge...............     (39,223)     (46,413)     (12,676)    (12,945)     (45,619)     (55,008)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (491,128)    (295,635)    (461,934)     66,773     (115,881)    (721,226)
                                           -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (2,892,435)  (5,891,326)  (1,361,167)   (494,653)  (3,486,855)  (5,007,390)
                                           -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (2,326,808)  (6,386,169)  (1,112,999)    811,493   (3,700,879)  (3,207,220)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  20,483,747   26,869,916    5,254,818   4,443,325   27,838,641   31,045,861
                                           -----------  -----------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $18,156,939  $20,483,747  $ 4,141,819  $5,254,818  $24,137,762  $27,838,641
                                           ===========  ===========  ===========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   1,241,361    1,585,965      196,315     219,370    1,484,369    1,757,585
       Units issued.......................      46,756       82,331        7,426      32,152       62,470       86,683
       Units redeemed.....................    (220,379)    (426,935)     (57,093)    (55,207)    (246,701)    (359,899)
                                           -----------  -----------  -----------  ----------  -----------  -----------
    Units outstanding at end of period....   1,067,738    1,241,361      146,648     196,315    1,300,138    1,484,369
                                           ===========  ===========  ===========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ---------------------------------------------------------------------------------
                                             PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  --------------------------  ------------------------
                                                   VT EQUITY                   VT GEORGE                  VT GLOBAL
                                                    INCOME                  PUTNAM BALANCED           ASSET ALLOCATION
                                          --------------------------  --------------------------  ------------------------
                                              2014          2013          2014          2013          2014         2013
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    258,311  $    446,194  $     75,101  $    189,229  $   225,314  $    97,320
Net realized gains (losses)..............    9,673,480     8,315,285       (15,225)   (1,499,416)   1,920,254      899,473
Change in unrealized gains (losses)......   (1,997,695)   12,574,193     4,790,470    10,449,701     (333,150)   3,024,230
                                          ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    7,934,096    21,335,672     4,850,346     9,139,514    1,812,418    4,021,023
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      111,782       122,328        65,279       178,807       32,379      425,013
Benefit payments.........................   (4,034,865)   (1,788,716)   (2,450,059)   (1,875,383)    (579,262)    (526,867)
Payments on termination..................  (10,261,491)  (10,756,984)   (7,252,410)   (7,938,341)  (2,618,039)  (3,828,128)
Contract Maintenance Charge..............     (211,293)     (235,778)     (134,435)     (157,101)     (63,007)     (70,176)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (2,636,483)   (3,658,799)     (806,521)     (573,700)    (326,094)     689,278
                                          ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (17,032,350)  (16,317,949)  (10,578,146)  (10,365,718)  (3,554,023)  (3,310,880)
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (9,098,254)    5,017,723    (5,727,800)   (1,226,204)  (1,741,605)     710,143
NET ASSETS AT BEGINNING OF
 PERIOD..................................   81,755,988    76,738,265    58,941,080    60,167,284   25,064,186   24,354,043
                                          ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 72,657,734  $ 81,755,988  $ 53,213,280  $ 58,941,080  $23,322,581  $25,064,186
                                          ============  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    3,717,325     4,564,695     4,308,538     5,103,989    1,469,701    1,667,086
       Units issued......................      134,388       201,452       148,455       196,493       43,616      147,001
       Units redeemed....................     (921,025)   (1,048,822)     (893,312)     (991,944)    (238,965)    (344,386)
                                          ------------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................    2,930,688     3,717,325     3,563,681     4,308,538    1,274,352    1,469,701
                                          ============  ============  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                            PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                  VT GLOBAL                 VT GLOBAL                 VT GLOBAL
                                                   EQUITY                  HEALTH CARE                UTILITIES
                                          ------------------------  ------------------------  ------------------------
                                              2014         2013         2014         2013         2014         2013
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (174,390) $    26,731  $  (350,047) $   (83,495) $   164,184  $   131,277
Net realized gains (losses)..............     249,113     (248,179)   4,734,088    1,853,457      726,751       41,869
Change in unrealized gains (losses)......     (30,585)   4,878,650    2,473,621    7,212,845      525,174    1,248,147
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................      44,138    4,657,202    6,857,662    8,982,807    1,416,109    1,421,293
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      16,410        7,842       51,656       44,381       23,442        7,403
Benefit payments.........................    (533,450)    (332,981)    (705,993)    (279,150)    (470,256)    (382,605)
Payments on termination..................  (1,777,691)  (1,965,172)  (3,144,707)  (2,311,128)  (1,460,786)  (1,143,100)
Contract Maintenance Charge..............     (45,201)     (50,157)     (86,654)     (86,425)     (27,837)     (31,268)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (306,434)    (250,485)  (1,486,805)  (1,322,642)    (271,148)    (468,375)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (2,646,366)  (2,590,953)  (5,372,503)  (3,954,964)  (2,206,585)  (2,017,945)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,602,228)   2,066,249    1,485,159    5,027,843     (790,476)    (596,652)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  18,695,520   16,629,271   29,447,049   24,419,206   11,549,547   12,146,199
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $16,093,292  $18,695,520  $30,932,208  $29,447,049  $10,759,071  $11,549,547
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,631,772    1,893,013    1,449,392    1,678,081      882,580    1,039,879
       Units issued......................      19,223       60,373       30,791       29,098       30,569       30,083
       Units redeemed....................    (242,893)    (321,614)    (271,271)    (257,787)    (179,836)    (187,382)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   1,408,102    1,631,772    1,208,912    1,449,392      733,313      882,580
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -------------------------------------------------------------------------------
                                             PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  ------------------------  ------------------------
                                                 VT GROWTH AND                VT GROWTH
                                                    INCOME                  OPPORTUNITIES             VT HIGH YIELD
                                          --------------------------  ------------------------  ------------------------
                                              2014          2013          2014         2013         2014         2013
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    (94,631) $    402,187  $  (127,781) $   (93,274) $ 1,765,576  $ 2,371,764
Net realized gains (losses)..............    4,663,869      (108,474)   1,179,415      409,024      189,477      162,466
Change in unrealized gains (losses)......    8,759,823    43,169,403      150,958    2,646,141   (1,811,838)      26,536
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   13,329,061    43,463,116    1,202,592    2,961,891      143,215    2,560,766
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      124,564       128,173       22,935       19,869       32,424       74,909
Benefit payments.........................   (6,174,569)   (4,124,888)    (592,237)    (199,652)  (1,024,362)    (873,944)
Payments on termination..................  (15,325,487)  (15,342,505)  (1,132,739)  (1,227,779)  (5,254,689)  (5,368,785)
Contract Maintenance Charge..............     (322,490)     (347,130)     (27,267)     (28,674)     (99,815)    (120,293)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (4,212,383)   (5,392,999)     (42,841)    (326,990)    (237,457)    (968,024)
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (25,910,365)  (25,079,349)  (1,772,149)  (1,763,226)  (6,583,899)  (7,256,137)
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (12,581,304)   18,383,767     (569,557)   1,198,665   (6,440,684)  (4,695,371)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  157,750,955   139,367,188   10,806,369    9,607,704   39,729,295   44,424,666
                                          ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $145,169,651  $157,750,955  $10,236,812  $10,806,369  $33,288,611  $39,729,295
                                          ============  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   10,395,411    12,240,404    1,549,424    1,846,961    1,803,630    2,136,172
       Units issued......................      183,873       267,423      109,788       90,696      107,367      132,349
       Units redeemed....................   (1,817,946)   (2,112,416)    (353,243)    (388,233)    (399,169)    (464,891)
                                          ------------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................    8,761,338    10,395,411    1,305,969    1,549,424    1,511,828    1,803,630
                                          ============  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ---------------------------------------------------------------------------------
                                             PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  --------------------------  ------------------------
                                                                                  VT                         VT
                                                                             INTERNATIONAL              INTERNATIONAL
                                                   VT INCOME                    EQUITY                     GROWTH
                                          --------------------------  --------------------------  ------------------------
                                              2014          2013          2014          2013          2014         2013
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  3,711,236  $  2,150,100  $   (496,794) $    (57,694) $  (181,306) $   (45,241)
Net realized gains (losses)..............       35,527       (28,471)     (343,626)   (3,186,010)     652,504      384,521
Change in unrealized gains (losses)......      106,270    (1,820,516)   (6,051,196)   25,060,014   (1,438,313)   2,311,028
                                          ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    3,853,033       301,113    (6,891,616)   21,816,310     (967,115)   2,650,308
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       71,480       202,628        83,361       104,215       34,779       32,597
Benefit payments.........................   (2,275,094)   (2,934,607)   (4,140,306)   (1,914,154)    (294,381)    (246,565)
Payments on termination..................  (10,644,746)  (12,504,814)  (11,564,244)  (11,195,499)  (1,217,895)  (1,295,732)
Contract Maintenance Charge..............     (216,298)     (258,731)     (207,243)     (241,113)     (45,286)     (49,678)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      250,624       975,923      (149,613)   (4,083,499)    (532,941)    (424,519)
                                          ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (12,814,034)  (14,519,601)  (15,978,045)  (17,330,050)  (2,055,724)  (1,983,897)
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (8,961,001)  (14,218,488)  (22,869,661)    4,486,260   (3,022,839)     666,411
NET ASSETS AT BEGINNING OF
 PERIOD..................................   81,699,322    95,917,810    97,084,744    92,598,484   14,739,110   14,072,699
                                          ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 72,738,321  $ 81,699,322  $ 74,215,083  $ 97,084,744  $11,716,271  $14,739,110
                                          ============  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    4,976,957     5,874,394     6,439,224     7,707,149    1,126,303    1,305,998
       Units issued......................      196,137       533,458       333,059       234,377       42,672       47,304
       Units redeemed....................     (959,513)   (1,430,895)   (1,353,732)   (1,502,302)    (201,409)    (226,999)
                                          ------------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................    4,213,581     4,976,957     5,418,551     6,439,224      967,566    1,126,303
                                          ============  ============  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -------------------------------------------------------------------------------
                                            PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  ------------------------  --------------------------
                                           VT INTERNATIONAL VALUE         VT INVESTORS              VT MONEY MARKET
                                          ------------------------  ------------------------  --------------------------
                                              2014         2013         2014         2013         2014          2013
                                          -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    (2,655) $   186,127  $  (123,601) $    51,229  $   (926,243) $ (1,108,935)
Net realized gains (losses)..............    (381,488)    (693,037)   3,209,987    1,621,994            --            --
Change in unrealized gains (losses)......  (1,217,661)   3,441,218    3,409,498   14,020,635            --            --
                                          -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................  (1,601,804)   2,934,308    6,495,884   15,693,858      (926,243)   (1,108,935)
                                          -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      12,336       14,050       64,224       74,169       232,554       308,460
Benefit payments.........................    (281,965)    (339,664)  (1,680,954)  (1,098,828)   (1,935,271)   (2,661,207)
Payments on termination..................  (1,356,273)  (1,169,910)  (5,847,766)  (5,550,839)  (21,990,656)  (32,621,685)
Contract Maintenance Charge..............     (40,010)     (43,677)    (135,920)    (148,451)     (260,022)     (326,350)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (213,580)    (388,514)  (1,561,395)  (2,475,247)   14,891,574    19,929,387
                                          -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (1,879,492)  (1,927,715)  (9,161,811)  (9,199,196)   (9,061,821)  (15,371,395)
                                          -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,481,296)   1,006,593   (2,665,927)   6,494,662    (9,988,064)  (16,480,330)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  16,375,197   15,368,604   57,858,199   51,363,537    65,392,595    81,872,925
                                          -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $12,893,901  $16,375,197  $55,192,272  $57,858,199  $ 55,404,531  $ 65,392,595
                                          ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,095,568    1,238,497    4,883,933    5,774,716     6,570,296     8,055,080
       Units issued......................      38,486       46,307       98,520       59,284     2,811,183     3,683,580
       Units redeemed....................    (166,358)    (189,236)    (847,299)    (950,067)   (3,739,971)   (5,168,364)
                                          -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period..............................     967,696    1,095,568    4,135,154    4,883,933     5,641,508     6,570,296
                                          ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ------------------------------------------------------------------------------
                                             PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  -----------------------  ------------------------
                                              VT MULTI-CAP GROWTH        VT MULTI-CAP VALUE           VT RESEARCH
                                          --------------------------  -----------------------  ------------------------
                                              2014          2013          2014        2013         2014         2013
                                          ------------  ------------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (892,666) $   (698,311) $   (52,422) $  (11,271) $  (149,916) $   (68,515)
Net realized gains (losses)..............    4,789,799     2,293,723      543,026     286,496    1,908,183    1,124,502
Change in unrealized gains (losses)......    5,246,411    21,820,184      195,725   2,103,067    1,434,348    5,938,683
                                          ------------  ------------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    9,143,544    23,415,596      686,329   2,378,292    3,192,615    6,994,670
                                          ------------  ------------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      114,005       117,297        3,402       8,043       34,883       21,084
Benefit payments.........................   (1,768,205)   (1,132,901)    (423,274)   (110,013)    (511,250)    (345,337)
Payments on termination..................   (8,229,695)   (7,279,925)    (616,502)   (793,758)  (3,173,281)  (2,503,419)
Contract Maintenance Charge..............     (241,963)     (256,038)     (18,144)    (17,125)     (65,409)     (69,486)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (3,394,174)   (3,739,628)    (174,474)    (82,977)    (944,160)  (1,356,901)
                                          ------------  ------------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (13,520,032)  (12,291,195)  (1,228,992)   (995,830)  (4,659,217)  (4,254,059)
                                          ------------  ------------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (4,376,488)   11,124,401     (542,663)  1,382,462   (1,466,602)   2,740,611
NET ASSETS AT BEGINNING OF
 PERIOD..................................   85,226,822    74,102,421    7,870,846   6,488,384   26,998,166   24,257,555
                                          ------------  ------------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 80,850,334  $ 85,226,822  $ 7,328,183  $7,870,846  $25,531,564  $26,998,166
                                          ============  ============  ===========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    7,351,368     8,569,440      301,198     347,532    1,931,597    2,278,607
       Units issued......................       81,067       122,607       20,698      28,444       26,630       34,932
       Units redeemed....................   (1,194,628)   (1,340,679)     (65,100)    (74,778)    (338,917)    (381,942)
                                          ------------  ------------  -----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................    6,237,807     7,351,368      256,796     301,198    1,619,310    1,931,597
                                          ============  ============  ===========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          --------------------------------------------------------------------------------
                                                                                                    THE UNIVERSAL
                                            PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST    INSTITUTIONAL FUNDS, INC.
                                                 SUB-ACCOUNT                 SUB-ACCOUNT             SUB-ACCOUNT
                                          -------------------------  --------------------------  ------------------------
                                                                                                    VAN KAMPEN UIF
                                                                                                      CORE PLUS
                                              VT SMALL CAP VALUE             VT VOYAGER              FIXED INCOME
                                          -------------------------  --------------------------  ------------------------
                                              2014          2013         2014          2013        2014          2013
                                          ------------  -----------  ------------  ------------   --------     ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (426,787) $  (284,082) $   (821,806) $   (724,714) $  9,136     $  16,643
Net realized gains (losses)..............   11,355,592    2,152,319     8,880,618     4,029,096       644        (4,761)
Change in unrealized gains (losses)......  (10,334,607)  12,462,880       647,307    34,810,368    31,429       (28,226)
                                          ------------  -----------  ------------  ------------   --------     ---------
Increase (decrease) in net assets from
 operations..............................      594,198   14,331,117     8,706,119    38,114,750    41,209       (16,344)
                                          ------------  -----------  ------------  ------------   --------     ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       46,509       26,725       108,771       128,626     5,356           550
Benefit payments.........................   (3,374,489)    (961,425)   (2,339,780)   (2,698,176)      263            --
Payments on termination..................   (5,115,076)  (6,026,650)  (12,682,581)  (12,398,643)  (12,362)     (127,015)
Contract Maintenance Charge..............      (65,569)     (72,165)     (293,337)     (314,841)     (173)         (210)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (857,416)  (1,271,530)   (3,799,314)   (5,198,021)   78,232      (107,457)
                                          ------------  -----------  ------------  ------------   --------     ---------
Increase (decrease) in net assets from
 contract transactions...................   (9,366,041)  (8,305,045)  (19,006,241)  (20,481,055)   71,316      (234,132)
                                          ------------  -----------  ------------  ------------   --------     ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (8,771,843)   6,026,072   (10,300,122)   17,633,695   112,525      (250,476)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   48,018,235   41,992,163   119,380,863   101,747,168   659,314       909,790
                                          ------------  -----------  ------------  ------------   --------     ---------
NET ASSETS AT END OF
 PERIOD.................................. $ 39,246,392  $48,018,235  $109,080,741  $119,380,863  $771,839     $ 659,314
                                          ============  ===========  ============  ============   ========     =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    1,813,484    2,165,359     8,343,053    10,008,270    47,604        63,832
       Units issued......................       47,484       86,559       182,038       196,884     7,451           582
       Units redeemed....................     (418,823)    (438,434)   (1,440,286)   (1,862,101)   (3,032)      (16,810)
                                          ------------  -----------  ------------  ------------   --------     ---------
    Units outstanding at end of
     period..............................    1,442,145    1,813,484     7,084,805     8,343,053    52,023        47,604
                                          ============  ===========  ============  ============   ========     =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                           ------------------------------------------------------------------------------
                                                 THE UNIVERSAL             THE UNIVERSAL             THE UNIVERSAL
                                           INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                  SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                           ------------------------  ------------------------- -------------------------
                                                                                                     VAN KAMPEN UIF
                                                VAN KAMPEN UIF            VAN KAMPEN UIF            GLOBAL TACTICAL
                                                   EMERGING                   GLOBAL                ASSET ALLOCATION
                                                MARKETS EQUITY            INFRASTRUCTURE               PORTFOLIO
                                           ------------------------  ------------------------- -------------------------
                                               2014         2013          2014 (AL) (AO)           2014          2013
                                           -----------  -----------  ------------------------- ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (267,031) $  (119,632)        $  (525,817)       $   (512,652) $  (848,514)
Net realized gains (losses)...............     499,536      555,468             381,968           8,229,484      243,466
Change in unrealized gains (losses).......  (1,393,612)  (1,186,166)          4,233,081          (6,911,526)   9,141,244
                                           -----------  -----------         -----------        ------------  -----------
Increase (decrease) in net assets from
 operations...............................  (1,161,107)    (750,330)          4,089,232             805,306    8,536,196
                                           -----------  -----------         -----------        ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      13,131        1,196               1,051              38,272       69,001
Benefit payments..........................  (1,032,683)    (839,604)         (1,456,374)         (4,973,282)  (2,935,108)
Payments on termination...................  (1,841,572)  (2,438,103)         (3,466,814)         (6,515,373)  (6,704,990)
Contract Maintenance Charge...............      (6,879)      (8,537)            (13,320)            (33,239)     (27,405)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (1,112,786)  (1,316,698)         54,042,073          (1,645,994)  80,792,780
                                           -----------  -----------         -----------        ------------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (3,980,789)  (4,601,746)         49,106,616         (13,129,616)  71,194,278
                                           -----------  -----------         -----------        ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (5,141,896)  (5,352,076)         53,195,848         (12,324,310)  79,730,474
NET ASSETS AT BEGINNING OF
 PERIOD...................................  23,230,741   28,582,817                  --          92,037,316   12,306,842
                                           -----------  -----------         -----------        ------------  -----------
NET ASSETS AT END OF PERIOD............... $18,088,845  $23,230,741         $53,195,848        $ 79,713,006  $92,037,316
                                           ===========  ===========         ===========        ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   1,142,301    1,376,954                  --           6,535,807    1,140,279
       Units issued.......................      36,286       57,045           1,376,931             134,015    6,458,191
       Units redeemed.....................    (243,009)    (291,698)           (146,700)         (1,096,163)  (1,062,663)
                                           -----------  -----------         -----------        ------------  -----------
    Units outstanding at end of period....     935,578    1,142,301           1,230,231           5,573,659    6,535,807
                                           ===========  ===========         ===========        ============  ===========

--------
(al)On April 25, 2014, Global Infrastructure merged into Van Kampen UIF Global Infrastructure
(ao)For the period beginning April 25, 2014 and ended December 31, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                                THE UNIVERSAL             THE UNIVERSAL             THE UNIVERSAL
                                          INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                               VAN KAMPEN UIF            VAN KAMPEN UIF            VAN KAMPEN UIF
                                                   GROWTH                MID CAP GROWTH           U.S. REAL ESTATE
                                          ------------------------  ------------------------  ------------------------
                                              2014         2013         2014         2013         2014         2013
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (425,082) $  (287,222) $  (252,907) $  (208,565) $   (48,018) $  (126,535)
Net realized gains (losses)..............   3,978,564    3,262,900    2,770,967    1,148,322      954,223      523,424
Change in unrealized gains (losses)......  (2,384,148)   6,322,922   (2,496,551)   3,824,471    3,893,717     (195,383)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   1,169,334    9,298,600       21,509    4,764,228    4,799,922      201,506
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      18,914        8,819       10,348        1,980        4,159        3,295
Benefit payments.........................    (579,734)  (1,084,916)    (352,481)    (869,071)    (472,835)    (821,539)
Payments on termination..................  (2,625,276)  (2,815,617)  (1,970,147)  (2,128,345)  (2,602,622)  (2,078,367)
Contract Maintenance Charge..............     (32,484)     (34,273)      (4,482)      (5,244)      (5,733)      (6,771)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (61,716)  (1,340,526)     (52,813)    (649,878)    (416,326)      46,231
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (3,280,296)  (5,266,513)  (2,369,575)  (3,650,558)  (3,493,357)  (2,857,151)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,110,962)   4,032,087   (2,348,066)   1,113,670    1,306,565   (2,655,645)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  27,381,980   23,349,893   16,584,916   15,471,246   18,745,695   21,401,340
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $25,271,018  $27,381,980  $14,236,850  $16,584,916  $20,052,260  $18,745,695
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,539,643    1,900,701      651,384      820,313      597,405      681,791
       Units issued......................      92,542       81,527       38,687       38,238       32,324       54,728
       Units redeemed....................    (264,689)    (442,585)    (132,413)    (207,167)    (129,231)    (139,114)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   1,367,496    1,539,643      557,658      651,384      500,498      597,405
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                    -------------------------------------------------------------------------------
                                          THE UNIVERSAL             THE UNIVERSAL              THE UNIVERSAL
                                    INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC.
                                           (CLASS II)                (CLASS II)                 (CLASS II)
                                           SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  ------------------------  --------------------------
                                         VAN KAMPEN UIF            VAN KAMPEN UIF             VAN KAMPEN UIF
                                            EMERGING                  EMERGING                    GLOBAL
                                     MARKETS DEBT (CLASS II)  MARKETS EQUITY (CLASS II)    FRANCHISE (CLASS II)
                                    ------------------------  ------------------------  --------------------------
                                        2014         2013         2014         2013         2014          2013
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   422,267  $   321,663  $  (107,598) $   (57,282) $    169,227  $    472,633
Net realized gains (losses)........     112,040      398,986      146,177      166,060     7,630,232     6,827,912
Change in unrealized gains
 (losses)..........................    (316,471)  (2,187,913)    (439,342)    (422,654)   (6,631,575)      889,359
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations...................     217,836   (1,467,264)    (400,763)    (313,876)    1,167,884     8,189,904
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      25,139       40,944        2,400       20,816         7,554        49,791
Benefit payments...................    (218,866)    (200,814)    (423,911)    (254,974)   (1,378,868)   (1,270,829)
Payments on termination............  (1,786,887)  (2,649,608)  (1,622,109)  (2,101,258)   (8,299,529)   (9,841,269)
Contract Maintenance Charge........     (39,928)     (50,813)     (32,228)     (44,426)     (139,249)     (181,619)
Transfers among the sub-
 accounts and with the Fixed
 Account--net......................    (309,511)     904,787     (340,601)     220,000      (742,212)   (1,595,053)
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions........  (2,330,053)  (1,955,504)  (2,416,449)  (2,159,842)  (10,552,304)  (12,838,979)
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................  (2,112,217)  (3,422,768)  (2,817,212)  (2,473,718)   (9,384,420)   (4,649,075)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  12,011,510   15,434,278    9,292,661   11,766,379    46,552,844    51,201,919
                                    -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $ 9,899,293  $12,011,510  $ 6,475,449  $ 9,292,661  $ 37,168,424  $ 46,552,844
                                    ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........     523,701      604,953      274,131      337,810     1,855,844     2,388,625
       Units issued................      35,583       76,368        8,563       39,507        67,257        68,866
       Units redeemed..............    (133,789)    (157,620)     (78,424)    (103,186)     (476,940)     (601,647)
                                    -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period........................     425,495      523,701      204,270      274,131     1,446,161     1,855,844
                                    ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -----------------------------------------------------------------------------
                                                THE UNIVERSAL             THE UNIVERSAL             THE UNIVERSAL
                                          INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                 (CLASS II)                (CLASS II)                (CLASS II)
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------- ------------------------  ------------------------
                                               VAN KAMPEN UIF         VAN KAMPEN UIF GLOBAL
                                            GLOBAL INFRASTRUCTURE   TACTICAL ASSET ALLOCATION      VAN KAMPEN UIF
                                                 (CLASS II)           PORTFOLIO (CLASS II)        GROWTH (CLASS II)
                                          ------------------------- ------------------------  ------------------------
                                               2014 (AN) (AO)           2014      2013 (AR)       2014         2013
                                          ------------------------- -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............        $  (171,848)       $  (301,369) $  (353,017) $  (104,727) $   (96,005)
Net realized gains (losses)..............             92,150          2,925,563      194,305    1,376,981    1,294,707
Change in unrealized gains (losses)......          1,103,251         (2,482,864)   2,925,892     (971,176)   1,383,066
                                                 -----------        -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................          1,023,553            141,330    2,767,180      301,078    2,581,768
                                                 -----------        -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................                140              8,575        3,780          630       86,135
Benefit payments.........................           (168,862)        (1,079,201)    (595,958)     (39,366)    (191,225)
Payments on termination..................         (1,031,761)        (3,190,006)  (3,026,532)  (1,719,735)  (1,311,924)
Contract Maintenance Charge..............             (8,002)           (41,046)     (38,236)     (16,407)     (22,405)
Transfers among the sub-accounts and
 with the Fixed Account--net.............         14,361,116           (626,004)  32,869,182       40,108     (680,258)
                                                 -----------        -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................         13,152,631         (4,927,682)  29,212,236   (1,734,770)  (2,119,677)
                                                 -----------        -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................         14,176,184         (4,786,352)  31,979,416   (1,433,692)     462,091
NET ASSETS AT BEGINNING OF
 PERIOD..................................                 --         31,979,416           --    7,193,733    6,731,642
                                                 -----------        -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD..................................        $14,176,184        $27,193,064  $31,979,416  $ 5,760,041  $ 7,193,733
                                                 ===========        ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................                 --          2,266,446           --      288,380      394,116
       Units issued......................            870,648             28,812    2,608,145        4,665       19,720
       Units redeemed....................            (72,143)          (372,717)    (341,699)     (70,497)    (125,456)
                                                 -----------        -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................            798,505          1,922,541    2,266,446      222,548      288,380
                                                 ===========        ===========  ===========  ===========  ===========

--------
(an)On April 25, 2014, Global Infrastructure (Class Y Shares) merged into Van Kampen UIF Global Infrastructure (Class II)
(ao)For the period beginning April 25, 2014 and ended December 31, 2014
(ar)For the period beginning April 26, 2013 and ended December 31, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    ------------------------------------------------------------------------------
                                          THE UNIVERSAL             THE UNIVERSAL             THE UNIVERSAL
                                    INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                           (CLASS II)                (CLASS II)                 (CLASS II)
                                           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                    ------------------------  ------------------------  -------------------------
                                         VAN KAMPEN UIF            VAN KAMPEN UIF             VAN KAMPEN UIF
                                             MID CAP                SMALL COMPANY               U.S. REAL
                                        GROWTH (CLASS II)         GROWTH (CLASS II)         ESTATE (CLASS II)
                                    ------------------------  ------------------------  -------------------------
                                        2014         2013         2014         2013         2014          2013
                                    -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $  (345,660) $  (341,709) $  (170,047) $  (190,117) $   (148,805) $  (316,873)
Net realized gains (losses)........   4,032,819    1,673,263    3,746,802    1,480,168     2,384,391    1,051,069
Change in unrealized gains
 (losses)..........................  (3,749,350)   5,862,370   (5,466,066)   4,540,284     6,810,339     (418,503)
                                    -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
 from operations...................     (62,191)   7,193,924   (1,889,311)   5,830,335     9,045,925      315,693
                                    -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      32,297       47,111        8,576        7,324        65,812       53,228
Benefit payments...................    (740,924)    (647,580)    (283,930)    (306,668)   (1,264,205)    (860,700)
Payments on termination............  (3,991,553)  (4,205,056)  (2,152,214)  (1,751,587)   (6,441,833)  (7,045,278)
Contract Maintenance Charge........     (82,320)    (102,785)     (33,492)     (42,578)     (133,644)    (154,233)
Transfers among the sub-
 accounts and with the Fixed
 Account--net......................    (638,361)  (1,973,607)     182,315     (898,894)   (2,850,037)   2,142,005
                                    -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
 from contract transactions........  (5,420,861)  (6,881,917)  (2,278,745)  (2,992,403)  (10,623,907)  (5,864,978)
                                    -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (5,483,052)     312,007   (4,168,056)   2,837,932    (1,577,982)  (5,549,285)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  23,805,207   23,493,200   12,718,272    9,880,340    36,894,318   42,443,603
                                    -----------  -----------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD............................ $18,322,155  $23,805,207  $ 8,550,216  $12,718,272  $ 35,316,336  $36,894,318
                                    ===========  ===========  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   1,037,365    1,394,377      362,668      474,136     1,348,046    1,553,316
       Units issued................      38,533       35,949       20,978        8,032        61,553      153,078
       Units redeemed..............    (274,130)    (392,961)     (94,819)    (119,500)     (396,551)    (358,348)
                                    -----------  -----------  -----------  -----------  ------------  -----------
    Units outstanding at end of
     period........................     801,768    1,037,365      288,827      362,668     1,013,048    1,348,046
                                    ===========  ===========  ===========  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate"). The assets of the Account are legally segregated from those of Allstate. Allstate is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

The assets within the Account are legally segregated from each other into sub-accounts (the "sub-accounts"). On June 1, 2006, Allstate completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc ("Prudential"). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish Allstate's contractual obligations to the contractholders. Allstate continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate.

Allstate issued the following variable annuity contracts through the Account (collectively the "Contracts"). The Account accepts additional deposits from existing contractholders but is closed to new contractholders.

AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal) AIM Lifetime Enhanced ChoiceSM Variable Annuity
AIM Lifetime PlusSM Variable Annuity
AIM Lifetime PlusSM II Variable Annuity
Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
Allstate Advisor (STI) Variable Annuity (Base and Preferred)
Allstate Personal Retirement Manager
Allstate Provider Variable Annuity
Allstate Provider Variable Annuity Series (Advantage, Extra, and Ultra) Allstate Retirement Access VA B Series
Allstate Retirement Access VA L Series
Allstate Retirement Access VA X Series
Allstate Variable Annuity (Base and L-Share)
Morgan Stanley Variable Annuity
Morgan Stanley Variable Annuity II
Morgan Stanley Variable Annuity II Asset Manager
Morgan Stanley Variable Annuity 3
Morgan Stanley Variable Annuity 3 Asset Manager
Preferred Client Variable Annuity
Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, Apex) Scudder Horizon Advantage Variable Annuity
Select Directions Variable Annuity
STI Classic Variable Annuity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


Absent any Contract provisions wherein Allstate contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the mutual fund portfolios ("Fund" or "Funds") in which they invest:

ADVANCED SERIES TRUST                      ADVANCED SERIES TRUST (CONTINUED)
       AST Academic Strategies Asset              AST High Yield
          Allocation                              AST International Growth
       AST Advanced Strategies                    AST International Value
       AST AQR Emerging Markets                   AST Investment Grade Bond
          Equity*                                 AST Jennison Large-Cap Growth*
       AST AQR Large-Cap*                         AST J.P. Morgan Global Thematic
       AST Balanced Asset Allocation              AST J.P. Morgan International
       AST BlackRock Global Strategies               Equity
       AST BlackRock iShares ETF*                 AST J.P. Morgan Strategic
       AST Bond Portfolio 2016*                      Opportunities
       AST Bond Portfolio 2018                    AST Large-Cap Value
       AST Bond Portfolio 2019                    AST Loomis Sayles Large-Cap
       AST Bond Portfolio 2020*                      Growth (On February 7,
       AST Bond Portfolio 2021*                      2014, AST Goldman Sachs
       AST Bond Portfolio 2022                       Concentrated Growth merged
       AST Bond Portfolio 2023                       into AST Loomis Sayles
       AST Bond Portfolio 2024                       Large-Cap Growth)
       AST Bond Portfolio 2025 (For               AST Lord Abbett Core Fixed
          the period beginning                       Income
          January 2, 2014 and ended               AST MFS Global Equity
          December 31, 2014)                      AST MFS Growth
       AST Capital Growth Asset                   AST MFS Large-Cap Value*
          Allocation                              AST Mid-Cap Value
       AST ClearBridge Dividend                   AST Money Market
          Growth*                                 AST Neuberger Berman Core Bond*
       AST Cohen & Steers Realty                  AST Neuberger Berman / LSV
       AST Defensive Asset Allocation*               Mid-Cap Value
       AST FI Pyramis(R) Asset                    AST Neuberger Berman Mid-Cap
          Allocation                                 Growth
       AST FI Pyramis(R) Quantitative             AST Neuberger Berman Small-Cap
          (previously known as AST                   Growth*
          First Trust Balanced Target)            AST New Discovery Asset
       AST Franklin Templeton                        Allocation
          Founding Funds Allocation               AST Western Asset Emerging
       AST Franklin Templeton                        Markets Debt*
          Founding Funds Plus*                    AST Parametric Emerging
       AST Global Real Estate                        Markets Equity
       AST Goldman Sachs Concentrated             AST PIMCO Limited Maturity Bond
          Growth (On February 7,                  AST PIMCO Total Return Bond
          2014, AST Goldman Sachs                 AST Preservation Asset
          Concentrated Growth merged                 Allocation
          into AST Loomis Sayles                  AST Prudential Core Bond*
          Large-Cap Growth) (For the              AST Prudential Growth
          period beginning January 1,                Allocation
          2014 and ended February 7,              AST QMA Emerging Markets
          2014)                                      Equity*
       AST Goldman Sachs Large-Cap                AST QMA Large-Cap*
          Value                                   AST QMA US Equity Alpha
       AST Goldman Sachs Mid-Cap                  AST Quantitative Modeling*
          Growth                                  AST RCM World Trends
       AST Goldman Sachs Multi-Asset              AST Schroders Global Tactical
       AST Goldman Sachs Small-Cap                AST Schroders Multi-Asset
          Value                                      World Strategies
       AST Herndon Large-Cap Value

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

ADVANCED SERIES TRUST (CONTINUED)          DREYFUS SOCIALLY RESPONSIBLE GROWTH
       AST Small-Cap Growth                  FUND, INC.
       AST Small-Cap Growth                       Dreyfus Socially Responsible
          Opportunities (previously                  Growth Fund
          known as AST Federated           DREYFUS STOCK INDEX FUND
          Aggressive Growth)*                     Dreyfus Stock Index Fund
       AST Small-Cap Value                 DREYFUS VARIABLE INVESTMENT FUND
       AST Templeton Global Bond                  VIF Growth & Income
       AST T. Rowe Price Asset                    VIF Money Market
          Allocation                       FEDERATED INSURANCE SERIES
       AST T. Rowe Price Equity Income            Federated Prime Money Fund II
       AST T. Rowe Price Large-Cap         FIDELITY VARIABLE INSURANCE PRODUCTS
          Growth                             FUND
       AST T. Rowe Price Natural                  VIP Contrafund
          Resources                               VIP Equity-Income
       AST Wellington Management                  VIP Growth
          Hedged Equity                           VIP High Income
       AST Western Asset Core Plus                VIP Index 500
          Bond                                    VIP Investment Grade Bond
ALLIANCE BERNSTEIN VARIABLE PRODUCT               VIP Overseas
  SERIES FUND                              FIDELITY VARIABLE INSURANCE PRODUCTS
       AllianceBernstein VPS Growth          FUND (SERVICE CLASS 2)
       AllianceBernstein VPS Growth &             VIP Asset Manager Growth
          Income                                     (Service Class 2)
       AllianceBernstein VPS                      VIP Contrafund (Service
          International Value                        Class 2)
       AllianceBernstein VPS Large                VIP Equity-Income (Service
          Cap Growth                                 Class 2)
       AllianceBernstein VPS                      VIP Freedom 2010 Portfolio
          Small/Mid Cap Value                        (Service Class 2)
       AllianceBernstein VPS Value                VIP Freedom 2020 Portfolio
AMERICAN CENTURY VARIABLE PORTFOLIOS,                (Service Class 2)
  INC.                                            VIP Freedom 2030 Portfolio
       American Century VP Balanced                  (Service Class 2)
       American Century VP                        VIP Freedom Income Portfolio
          International                              (Service Class 2)
DEUTSCHE VARIABLE SERIES I                        VIP Growth (Service Class 2)
  (PREVIOUSLY KNOWN AS DWS VARIABLE               VIP Growth & Income (Service
  SERIES I)                                          Class 2)
       Deutsche Bond VIP A                        VIP Growth Stock (Service
          (Previously known as DWS                   Class 2)
          Bond VIP A)                             VIP High Income (Service
       Deutsche Capital Growth VIP A                 Class 2)
          (Previously known as DWS                VIP Index 500 (Service Class 2)
          Capital Growth VIP A)                   VIP Investment Grade Bond
       Deutsche Core Equity VIP A                    (Service Class 2)
          (Previously known as DWS                VIP Mid Cap (Service Class 2)
          Core Equity VIP A)                      VIP Money Market (Service
       Deutsche Global Small Cap                     Class 2)
          VIP A (Previously known as              VIP Overseas (Service Class 2)
          DWS Global Small Cap Growth
          VIP A)
       Deutsche International VIP A
          (Previously known as DWS
          International VIP A)
DEUTSCHE VARIABLE SERIES II
  (PREVIOUSLY KNOWN AS DWS VARIABLE
  SERIES II)
       Deutsche Global Income Builder
          VIP A II (Previously known
          as DWS Global Income
          Builder VIP A II)
       Deutsche Money Market VIP A II
          (Previously known as DWS
          Money Market VIP A II)
       Deutsche Small Mid Cap Growth
          VIP A II (Previously known
          as DWS Small Mid Cap Growth
          VIP A II)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE      INVESCO INVESTMENT SERVICES
  PRODUCTS TRUST                                  Invesco V.I. American Franchise
       Franklin Flex Cap Growth VIP               Invesco V.I. American Value
          (Previously known as                    Invesco V.I. Balanced*
          Franklin Flex Cap Growth                Invesco V.I. Comstock
          Securities)                             Invesco V.I. Core Equity
       Franklin Growth and Income VIP             Invesco V.I. Diversified
          (Previously known as                       Dividend
          Franklin Growth and Income              Invesco V.I. Diversified Income
          Securities)                             Invesco V.I. Equity and Income
       Franklin High Income VIP                   Invesco V.I. Global Core Equity
          (Previously known as                    Invesco V.I. Global Dividend
          Franklin High Income                       Growth*
          Securities)                             Invesco V.I. Government
       Franklin Income VIP                           Securities
          (Previously known as                    Invesco V.I. High Yield
          Franklin Income Securities)             Invesco V.I. Income Builder*
       Franklin Large Cap Growth VIP              Invesco V.I. International
          (Previously known as                       Growth
          Franklin Large Cap Growth               Invesco V.I. Large Cap Growth*
          Securities)                             Invesco V.I. Managed
       Franklin Mutual Global                        Volatility (Previously
          Discovery VIP (Previously                  known as Invesco V.I.
          known as Mutual Global                     Utilities)
          Discovery Securities)                   Invesco V.I. Mid Cap Core
       Franklin Mutual Shares VIP                    Equity
          (Previously known as Mutual             Invesco V.I. Mid Cap Growth
          Shares Securities)                      Invesco V.I. Money Market
       Franklin Small Cap Value VIP               Invesco V.I. S&P 500 Index
          (Previously known as                    Invesco V.I. Technology
          Franklin Small Cap Value                Invesco V.I. Value
          Securities)                                Opportunities
       Franklin Small-Mid Cap Growth       INVESCO INVESTMENT SERVICES
          VIP (Previously known as         (SERIES II)
          Franklin Small-Mid Cap                  Invesco V.I. American
          Growth Securities)                         Franchise II
       Franklin U.S. Government                   Invesco V.I. American Value II
          Securities VIP (Previously              Invesco V.I. Balanced II*
          known as Franklin U.S.                  Invesco V.I. Comstock II
          Government)                             Invesco V.I. Core Equity II
       Templeton Developing Markets               Invesco V.I. Diversified
          VIP (Previously known as                   Dividend II
          Templeton Developing                    Invesco V.I. Diversified
          Markets Securities)                        Income II
       Templeton Foreign VIP                      Invesco V.I. Equity and
          (Previously known as                       Income II
          Templeton Foreign                       Invesco V.I. Global Core
          Securities)                                Equity II
       Templeton Global Bond VIP                  Invesco V.I. Global Dividend
          (Previously known as                       Growth II*
          Templeton Global Bond                   Invesco V.I. Government
          Securities)                                Securities II
       Templeton Growth VIP                       Invesco V.I. Growth and
          (Previously known as                       Income II
          Templeton Growth Securities)            Invesco V.I. High Yield II
GOLDMAN SACHS VARIABLE INSURANCE TRUST            Invesco V.I. Income Builder II*
       VIT Large Cap Value                        Invesco V.I. International
       VIT Mid Cap Value                             Growth II
       VIT Small Cap Equity Insights              Invesco V.I. Large Cap
          (Previously known as VIT                   Growth II*
          Structured Small Cap Equity)            Invesco V.I. Managed
       VIT Strategic Growth                          Volatility II (Previously
       VIT Strategic International                   known as Invesco V.I.
          Equity*                                    Utilities II)
       VIT U.S. Equity Insights                   Invesco V.I. Mid Cap Core
          (Previously known as VIT                   Equity II
          Structured U.S. Equity)                 Invesco V.I. Mid Cap Growth II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

INVESCO INVESTMENT SERVICES               MFS VARIABLE INSURANCE TRUST (SERVICE
(SERIES II) (CONTINUED)                   CLASS)
       Invesco V.I. Money Market II              MFS Growth (Service Class)
       Invesco V.I. S&P 500 Index II             MFS Investors Trust (Service
       Invesco V.I. Technology II                   Class)
       Invesco V.I. Value                        MFS New Discovery (Service
          Opportunities II                          Class)
JANUS ASPEN SERIES                               MFS Research (Service Class)
       Forty Portfolio                           MFS Utilities (Service Class)
LAZARD RETIREMENT SERIES, INC.            MORGAN STANLEY VARIABLE INVESTMENT
       Emerging Markets Equity            SERIES
LEGG MASON PARTNERS VARIABLE EQUITY              European Equity
  TRUST (PREVIOUSLY KNOWN AS LEGG                Global Infrastructure (On
  MASON PARTNERS VARIABLE PORTFOLIO                 April 25, 2014, Global
  I, INC.)                                          Infrastructure merged into
       ClearBridge Variable All Cap                 Van Kampen UIF Global
          Value Portfolio I                         Infrastructure) (For the
          (Previously known as                      period beginning January 1,
          ClearBridge Variable                      2014 and ended April 25,
          Fundamental All Cap Value                 2014)
          Portfolio I) (On December              Income Plus
          5, 2014, ClearBridge                   Limited Duration
          Variable All Cap Value                 Money Market
          Portfolio I merged into                Multi Cap Growth
          ClearBridge Variable Large      MORGAN STANLEY VARIABLE INVESTMENT
          Cap Value Portfolio I) (For       SERIES (CLASS Y SHARES)
          the period beginning                   European Equity (Class Y
          January 1, 2014 and ended                 Shares)
          December 5, 2014)                      Global Infrastructure (Class Y
       ClearBridge Variable Large Cap               Shares) (On April 25, 2014,
          Value Portfolio I (On                     Global Infrastructure
          December 5, 2014,                         (Class Y Shares) merged
          ClearBridge Variable All                  into Van Kampen UIF Global
          Cap Value Portfolio I                     Infrastructure (Class II))
          merged into ClearBridge                   (For the period beginning
          Variable Large Cap Value                  January 1, 2014 and ended
          Portfolio I)                              April 25, 2014)
LORD ABBETT SERIES FUND                          Income Plus (Class Y Shares)
       Bond-Debenture                            Limited Duration (Class Y
       Fundamental Equity                           Shares)
       Growth and Income                         Money Market (Class Y Shares)
       Growth Opportunities                      Multi Cap Growth (Class Y
       Mid-Cap Stock                                Shares)
MFS VARIABLE INSURANCE TRUST              NEUBERGER BERMAN ADVISORS MANAGEMENT
       MFS Growth                           TRUST
       MFS High Income*                          AMT Large Cap Value
       MFS High Yield                            AMT Mid-Cap Growth*
       MFS Investors Trust                OPPENHEIMER VARIABLE ACCOUNT FUNDS
       MFS New Discovery                         Oppenheimer Capital
       MFS Research                                 Appreciation
       MFS Research Bond                         Oppenheimer Capital Income
       MFS Utilities                             Oppenheimer Core Bond
                                                 Oppenheimer Discovery Mid Cap
                                                    Growth
                                                 Oppenheimer Global
                                                 Oppenheimer Global Strategic
                                                    Income
                                                 Oppenheimer Main Street
                                                 Oppenheimer Main Street Small
                                                    Cap

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS         PUTNAM VARIABLE TRUST (CONTINUED)
  (SERVICE SHARES ("SS"))                         VT George Putnam Balanced
       Oppenheimer Capital                        VT Global Asset Allocation
          Appreciation (SS)                       VT Global Equity
       Oppenheimer Capital Income (SS)            VT Global Health Care
       Oppenheimer Core Bond (SS)                 VT Global Utilities
       Oppenheimer Discovery Mid Cap              VT Growth and Income
          Growth                                  VT Growth Opportunities
       (SS)                                       VT High Yield
       Oppenheimer Global (SS)                    VT Income
       Oppenheimer Global Strategic               VT International Equity
          Income (SS)                             VT International Growth
       Oppenheimer Main Street (SS)               VT International Value
       Oppenheimer Main Street Small              VT Investors
          Cap (SS)                                VT Money Market
PANORAMA SERIES FUND, INC. (SERVICE               VT Multi-Cap Growth
  SHARES                                          VT Multi-Cap Value
("SS"))                                           VT Research
       Oppenheimer International                  VT Small Cap Value
          Growth (SS)*                            VT Voyager
PIMCO VARIABLE INSURANCE TRUST             RYDEX VARIABLE TRUST RYDEX
       Foreign Bond (US Dollar-Hedged)            VIF NASDAQ-100 (Previously
       Money Market                                  known as VT Nasdaq 100
       PIMCO VIT Total Return                        Strategy Fund*)
       PIMCO VIT Commodity Real            THE UNIVERSAL INSTITUTIONAL FUNDS,
          Return Strategy (Advisor         INC.
          Shares)                                 Van Kampen UIF Core Plus Fixed
       PIMCO VIT Emerging Markets                    Income
          Bond (Advisor Shares)                   Van Kampen UIF Emerging
       PIMCO VIT Real Return (Advisor                Markets Equity
          Shares)                                 Van Kampen UIF Global
       PIMCO VIT Total Return                        Infrastructure (On April
          (Advisor Shares)                           25, 2014, Global
PROFUNDS VP                                          Infrastructure merged into
       ProFund VP Consumer Goods                     Van Kampen UIF Global
          Portfolio*                                 Infrastructure) (For the
       ProFund VP Consumer Services                  period beginning April 25,
          Portfolio*                                 2014 and ended December 31,
       ProFund VP Financials                         2014)
       ProFund VP Health Care                     Van Kampen UIF Global Tactical
       ProFund VP Industrials*                       Asset Allocation Portfolio
       ProFund VP Large-Cap Growth*               Van Kampen UIF Growth
       ProFund VP Large-Cap Value                 Van Kampen UIF Mid Cap Growth
       ProFund VP Mid-Cap Growth*                 Van Kampen UIF U.S. Real Estate
       ProFund VP Mid-Cap Value*           THE UNIVERSAL INSTITUTIONAL FUNDS,
       ProFund VP Real Estate*             INC. (CLASS II)
       ProFund VP Small-Cap Growth*               Van Kampen UIF Emerging
       ProFund VP Small-Cap Value*                   Markets Debt (Class II)
       ProFund VP Telecommunications              Van Kampen UIF Emerging
       ProFund VP Utilities                          Markets Equity (Class II)
PUTNAM VARIABLE TRUST                             Van Kampen UIF Global
       VT American Government Income                 Franchise (Class II)
       VT Capital Opportunities
       VT Diversified Income
       VT Equity Income

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS,        THE UNIVERSAL INSTITUTIONAL FUNDS,
INC. (CLASS II) (CONTINUED)               INC. (CLASS II) (CONTINUED)
       Van Kampen UIF Global                     Van Kampen UIF Growth (Class
          Infrastructure (ClassII)                  II)
          (On April 25, 2014, Global             Van Kampen UIF Mid Cap Growth
          Infrastructure (Class Y                   (Class II)
          Shares) merged into Van                Van Kampen UIF Small Company
          Kampen UIF Global                         Growth (Class II)
          Infrastructure - Class II)             Van Kampen UIF U.S. Real
          (For the period beginning                 Estate (Class II)
          April 25, 2014 and ended
          December 31, 2014)
       Van Kampen UIF Global Tactical
          Asset Allocation Portfolio
          (Class II)

--------
*FUND WAS AVAILABLE, BUT HAD NO NET ASSETS AS OF DECEMBER 31, 2014

The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 4). Contractholders' interests consist of accumulation units of the sub-account. The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders' deposits are included in the Allstate general account assets and earn a fixed rate of return.

A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.

INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn values their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

DIVIDENDS - Dividends declared by the Funds are recognized on the ex-dividend date.

NET REALIZED GAINS AND LOSSES - Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Allstate. Allstate is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account.

The Account had no liability for unrecognized tax benefits as of December 31, 2014. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.  FAIR VALUE OF ASSETS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1:    Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

Level 2:    Assets whose values are based on the following:
            (a) Quoted prices for similar assets in active markets;
            (b) Quoted prices for identical or similar assets in markets that are not active; or
            (c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.

Level 3:    Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the assets.

In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund's managers. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period.

CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD - Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Allstate and may result in additional amounts being transferred into the Account

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

by Allstate to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate. A payable is established for amounts payable to Allstate from the sub- accounts but not yet paid. The amounts are included in "Transfers among the sub-accounts and with the Fixed Account - net" on the Statements of Changes in Net Assets.

4.  EXPENSES

MORTALITY AND EXPENSE RISK CHARGE - Allstate assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.

ADMINISTRATIVE EXPENSE CHARGE - Allstate deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations.

CONTRACT MAINTENANCE CHARGE - Allstate deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as a redemption of units and reported on the Statements of Changes in Net Assets.

WITHDRAWAL CHARGE - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.50%-9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS



   The cost of investments purchased during the year ended December 31, 2014 was as follows:

                                                               PURCHASES
                                                               ----------
       Investments in the Advanced Series Trust Sub-Accounts:
          AST Academic Strategies Asset Allocation............ $  454,474
          AST Advanced Strategies.............................     79,729
          AST Balanced Asset Allocation.......................    129,259
          AST BlackRock Global Strategies.....................     69,292
          AST Bond Portfolio 2023.............................     13,456
          AST Bond Portfolio 2024.............................    309,501
          AST Bond Portfolio 2025 (a).........................     39,204
          AST Capital Growth Asset Allocation.................    171,692
          AST Cohen & Steers Realty...........................      2,657
          AST FI Pyramis(R) Asset Allocation..................     14,599
          AST FI Pyramis Quantitative (b).....................    263,674
          AST Franklin Templeton Founding Funds Allocation....     82,849
          AST Franklin Templeton Founding Funds Plus..........     69,292
          AST Goldman Sachs Large-Cap Value...................      5,035
          AST Goldman Sachs Mid-Cap Growth....................         18
          AST Goldman Sachs Multi-Asset.......................     73,099
          AST Herndon Large-Cap Value.........................      8,043
          AST High Yield......................................      1,528
          AST J.P. Morgan Strategic Opportunities.............    178,632
          AST International Growth............................      2,198
          AST Investment Grade Bond...........................    796,205
          AST Large-Cap Value.................................      8,209
          AST Loomis Sayles Large-Cap Growth..................     52,712
          AST Money Market....................................    859,850
          AST Neuberger Berman / LSV Mid-Cap Value............      1,294
          AST Neuberger Berman Mid-Cap Growth.................      1,258
          AST New Discovery Asset Allocation..................      3,025
          AST PIMCO Limited Maturity Bond.....................      5,096
          AST PIMCO Total Return Bond.........................     18,575
          AST Preservation Asset Allocation...................    695,518
          AST Prudential Growth Allocation....................  1,194,895
          AST QMA US Equity Alpha.............................      1,612
          AST RCM World Trends................................     62,627
          AST Schroders Global Tactical.......................     26,496
          AST Schroders Multi-Asset World Strategies..........     23,619
          AST Small-Cap Growth................................        501
          AST Small-Cap Growth Opportunities (e)..............      1,406
          AST Small-Cap Value.................................        760
          AST Templeton Global Bond...........................      3,682

(a) For the period beginning January 2, 2014 and ended December 31, 2014
(b) Previously known as AST First Trust Balanced Target
(e) Previously known as AST Federated Aggressive Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                  PURCHASES
                                                                                  ----------
Investments in the Advanced Series Trust Sub-Accounts (continued):
   AST T. Rowe Price Asset Allocation............................................ $  171,447
   AST T. Rowe Price Large-Cap Growth............................................        602
   AST T. Rowe Price Natural Resources...........................................     10,987
   AST Wellington Management Hedged Equity.......................................     48,393

Investments in the Alliance Bernstein Variable Product Series Fund Sub-Accounts:
   Alliance Bernstein VPS Growth.................................................  1,037,916
   Alliance Bernstein VPS Growth & Income........................................  1,197,678
   Alliance Bernstein VPS International Value....................................  1,267,167
   Alliance Bernstein VPS Large Cap Growth.......................................    756,040
   Alliance Bernstein VPS Small/Mid Cap Value....................................  2,029,390
   Alliance Bernstein VPS Value..................................................     16,443

Investments in the American Century Variable Portfolios, Inc. Sub-Accounts:
   American Century VP Balanced..................................................      1,219
   American Century VP International.............................................         99

Investments in the Deutsche Variable Series I (f) Sub-Accounts:
   Deutsche Bond VIP A (g).......................................................     47,815
   Deutsche Capital Growth VIP A (h).............................................     75,474
   Deutsche Core Equity VIP A (i)................................................     37,480
   Deutsche Global Small Cap VIP A (j)...........................................    211,570
   Deutsche International VIP A (k)..............................................     30,196

Investments in the Deutsche Variable Series II (l) Sub-Accounts:
   Deutsche Global Income Builder VIP A II (m)...................................    176,765
   Deutsche Money Market VIP A II (n)............................................        324
   Deutsche Small Mid Cap Growth VIP A II (o)....................................     57,617

Investments in the Dreyfus Socially Responsible Growth Fund, Inc. Sub-Accounts:
   Dreyfus Socially Responsible Growth Fund......................................      1,634

Investments in the Dreyfus Stock Index Fund Sub-Accounts:
   Dreyfus Stock Index Fund......................................................     16,677

(f) Previously known as DWS Variable Series I
(g) Previously known as DWS Bond VIP A
(h) Previously known as DWS Capital Growth VIP A
(i) Previously known as DWS Core Equity VIP A
(j) Previously known as DWS Global Small Cap Growth VIP A
(k) Previously known as DWS International VIP A
(l) Previously known as DWS Variable Series II
(m) Previously known as DWS Global Income Builder VIP A II
(n) Previously known as DWS Money Market VIP A II
(o) Previously known as DWS Small Mid Cap Growth VIP A II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                 PURCHASES
                                                                                -----------
Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
   VIF Growth & Income......................................................... $     3,997
   VIF Money Market............................................................       2,319

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Prime Money Fund II                                                    158,154

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
   VIP Contrafund..............................................................     240,089
   VIP Equity-Income...........................................................      51,593
   VIP Growth..................................................................      68,487
   VIP High Income.............................................................      43,518
   VIP Index 500...............................................................     173,534
   VIP Investment Grade Bond...................................................     214,974
   VIP Overseas................................................................      17,607

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2)
  Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)..................................         113
   VIP Contrafund (Service Class 2)............................................   2,509,665
   VIP Equity-Income (Service Class 2).........................................      27,745
   VIP Freedom 2010 Portfolio (Service Class 2)................................     213,795
   VIP Freedom 2020 Portfolio (Service Class 2)................................     174,873
   VIP Freedom 2030 Portfolio (Service Class 2)................................     165,378
   VIP Freedom Income Portfolio (Service Class 2)..............................     161,310
   VIP Growth (Service Class 2)................................................      11,563
   VIP Growth & Income (Service Class 2).......................................     490,113
   VIP Growth Stock (Service Class 2)..........................................     504,224
   VIP High Income (Service Class 2)...........................................     411,362
   VIP Index 500 (Service Class 2).............................................   1,410,767
   VIP Investment Grade Bond (Service Class 2).................................          69
   VIP Mid Cap (Service Class 2)...............................................   1,166,376
   VIP Money Market (Service Class 2)..........................................   5,305,976
   VIP Overseas (Service Class 2)..............................................         489

Investments in the Franklin Templeton Variable Insurance Products Trust
  Sub-Accounts:
   Franklin Flex Cap Growth VIP (p)............................................     364,189
   Franklin Growth and Income VIP (q)..........................................   1,310,737
   Franklin High Income VIP (r)................................................   1,505,109
   Franklin Income VIP (s).....................................................  11,203,541

(p) Previously known as Franklin Flex Cap Growth Securities
(q) Previously known as Franklin Growth and Income Securities
(r) Previously known as Franklin High Income Securities
(s) Previously known as Franklin Income Securities

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                      PURCHASES
                                                                                      ----------
Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts
  (continued):
   Franklin Large Cap Growth VIP (t)................................................. $  841,198
   Franklin Mutual Global Discovery VIP (u)..........................................  2,003,551
   Franklin Mutual Shares VIP (v)....................................................  2,368,611
   Franklin Small Cap Value VIP (w)..................................................  3,192,474
   Franklin Small-Mid Cap Growth VIP (x).............................................    233,487
   Franklin U.S. Government Securities VIP (y).......................................  1,267,798
   Templeton Developing Markets VIP (z)..............................................    835,280
   Templeton Foreign VIP (aa)........................................................  5,973,895
   Templeton Global Bond VIP (ab)....................................................    180,926
   Templeton Growth VIP (ac).........................................................     17,096

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Large Cap Value...............................................................    701,392
   VIT Mid Cap Value.................................................................    541,351
   VIT Small Cap Equity Insights (ad)................................................  1,146,379
   VIT Strategic Growth..............................................................      4,491
   VIT U.S. Equity Insights (ae).....................................................    373,503

Investments in the Invesco Investment Services Sub-Accounts:
   Invesco V.I. American Franchise...................................................  1,266,451
   Invesco V.I. American Value.......................................................  4,806,864
   Invesco V.I. Comstock.............................................................    904,140
   Invesco V.I. Core Equity..........................................................  2,080,896
   Invesco V.I. Diversified Income...................................................    779,829
   Invesco V.I. Diversified Dividend.................................................  4,238,225
   Invesco V.I. Equity and Income....................................................  3,085,989
   Invesco V.I. Global Core Equity...................................................  1,010,822
   Invesco V.I. Government Securities................................................    675,391
   Invesco V.I. High Yield...........................................................  1,252,483
   Invesco V.I. International Growth.................................................    864,313

(t) Previously known as Franklin Large Cap Growth Securities
(u) Previously known as Mutual Global Discovery Securities
(v) Previously known as Mutual Shares Securities
(w) Previously known as Franklin Small Cap Value Securities
(x) Previously known as Franklin Small-Mid Cap Growth Securities
(y) Previously known as Franklin U.S. Government
(z) Previously known as Templeton Developing Markets Securities
(aa) Previously known as Templeton Foreign Securities
(ab) Previously known as Templeton Global Bond Securities
(ac) Previously known as Templeton Growth Securities
(ad) Previously known as VIT Structured Small Cap Equity
(ae) Previously known as VIT Structured U.S. Equity

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                 PURCHASES
                                                                                 ----------
Investments in the Invesco Investment Services Sub-Accounts (continued):
   Invesco V.I. Managed Volatility (af)......................................... $  684,944
   Invesco V.I. Mid Cap Core Equity.............................................  1,612,525
   Invesco V.I. Mid Cap Growth..................................................    185,468
   Invesco V.I. Money Market....................................................    841,545
   Invesco V.I. S&P 500 Index...................................................  2,526,963
   Invesco V.I. Technology......................................................    364,277
   Invesco V.I. Value Opportunities.............................................    539,504

Investments in the Invesco Investment Services (Series II) Sub-Accounts:
   Invesco V.I. American Franchise II...........................................    488,507
   Invesco V.I. American Value II...............................................  3,037,455
   Invesco V.I. Comstock II.....................................................  2,032,789
   Invesco V.I. Core Equity II..................................................     24,109
   Invesco V.I. Diversified Income II...........................................      7,030
   Invesco V.I. Diversified Dividend II.........................................    766,053
   Invesco V.I. Equity and Income II............................................  3,212,539
   Invesco V.I. Global Core Equity II...........................................    502,295
   Invesco V.I. Government Securities II........................................      8,717
   Invesco V.I. Growth and Income II............................................  7,486,370
   Invesco V.I. High Yield II...................................................    747,442
   Invesco V.I. International Growth II.........................................    203,111
   Invesco V.I. Managed Volatility II (ag)......................................     11,479
   Invesco V.I. Mid Cap Core Equity II..........................................    296,264
   Invesco V.I. Mid Cap Growth II...............................................    857,220
   Invesco V.I. Money Market II.................................................        291
   Invesco V.I. S&P 500 Index II................................................  3,447,956
   Invesco V.I. Technology II...................................................        984
   Invesco V.I. Value Opportunities II..........................................    132,678

Investments in the Janus Aspen Series Sub-Accounts:
   Forty Portfolio..............................................................      3,059

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
   Emerging Markets Equity......................................................         71

Investments in the Legg Mason Partners Variable Equity Trust (ah) Sub-Accounts:
   ClearBridge Variable All Cap Value Portfolio I (ai) (aj) (ak)................        904
   ClearBridge Variable Large Cap Value Portfolio I (aj)........................      1,286

(af) Previously known as Invesco V.I. Utilities
(ag) Previously known as Invesco V.I. Utilities II
(ah) Previously known as Legg Mason Partners Variable Portfolios I, Inc.
(ai) Previously known as Clearbridge Variable Fundamental All Cap Value Portfolio I
(aj) On December 5, 2014, ClearBridge Variable All Cap Value Portfolio I merged into ClearBridge Variable Large Cap Value Portfolio I
(ak) For the period beginning January 1, 2014 and ended December 5, 2014

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                PURCHASES
                                                                               -----------
Investments in the Lord Abbett Series Fund Sub-Accounts:
   Bond-Debenture............................................................. $ 2,652,953
   Fundamental Equity.........................................................   1,083,561
   Growth and Income..........................................................     536,686
   Growth Opportunities.......................................................   1,942,743
   Mid-Cap Stock..............................................................     383,195

Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Growth.................................................................      55,923
   MFS High Yield.............................................................     419,388
   MFS Investors Trust........................................................     110,280
   MFS New Discovery..........................................................     328,479
   MFS Research...............................................................      93,295
   MFS Research Bond..........................................................      24,968
   MFS Utilities..............................................................      31,042

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
   MFS Growth (Service Class).................................................      33,752
   MFS Investors Trust (Service Class)........................................      10,957
   MFS New Discovery (Service Class)..........................................      31,426
   MFS Research (Service Class)...............................................       3,268
   MFS Utilities (Service Class)..............................................      80,195

Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
   European Equity............................................................   1,574,562
   Global Infrastructure (al) (am)............................................   9,203,383
   Income Plus................................................................   4,055,221
   Limited Duration...........................................................     331,581
   Money Market...............................................................   8,297,173
   Multi Cap Growth...........................................................  26,917,617

Investments in the Morgan Stanley Variable Investment Series (Class Y Shares)
  Sub-Accounts:
   European Equity (Class Y Shares)...........................................     384,205
   Global Infrastructure (Class Y Shares) (am) (an)...........................   2,371,699
   Income Plus (Class Y Shares)...............................................   4,287,678
   Limited Duration (Class Y Shares)..........................................   2,164,618
   Money Market (Class Y Shares)..............................................  11,963,478
   Multi Cap Growth (Class Y Shares)..........................................   8,105,385

(al) On April 25, 2014, Global Infrastructure merged into Van Kampen UIF Global Infrastructure
(am) For the period beginning January 1, 2014 and ended April 25, 2014
(an) On April 25, 2014, Global Infrastructure (Class Y Shares) merged into Van Kampen UIF Global Infrastructure (Class II)

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                               PURCHASES
                                                                               ----------
Investments in the Neuberger Berman Advisors Management Trust Sub-Accounts:
   AMT Large Cap Value........................................................ $      153

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
   Oppenheimer Capital Income.................................................     36,277
   Oppenheimer Capital Appreciation...........................................    157,094
   Oppenheimer Core Bond......................................................     55,247
   Oppenheimer Global.........................................................    210,135
   Oppenheimer Global Strategic Income........................................    109,408
   Oppenheimer Main Street....................................................    107,111
   Oppenheimer Main Street Small Cap..........................................    219,332
   Oppenheimer Discovery Mid Cap Growth.......................................        964

Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS"))
  Sub-Accounts:
   Oppenheimer Capital Income (SS)............................................    336,555
   Oppenheimer Capital Appreciation (SS)......................................  1,056,115
   Oppenheimer Core Bond (SS).................................................  1,909,156
   Oppenheimer Global (SS)....................................................    986,144
   Oppenheimer Global Strategic Income (SS)...................................  3,849,450
   Oppenheimer Main Street (SS)...............................................  1,629,826
   Oppenheimer Main Street Small Cap (SS).....................................  3,267,581
   Oppenheimer Discovery Mid Cap Growth (SS)..................................    278,631

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond (US Dollar-Hedged)............................................         39
   Money Market...............................................................         44
   PIMCO VIT Total Return.....................................................         58
   PIMCO VIT Commodity Real Return Strategy (Advisor Shares)..................     72,841
   PIMCO VIT Emerging Markets Bond (Advisor Shares)...........................    105,035
   PIMCO VIT Real Return (Advisor Shares).....................................    145,267
   PIMCO VIT Total Return (Advisor Shares)....................................    904,215

Investments in the ProFunds VP Sub-Accounts:
   ProFund VP Financials......................................................          3
   ProFund VP Health Care.....................................................          1
   ProFund VP Large-Cap Value.................................................    312,162
   ProFund VP Telecommunications..............................................        451
   ProFund VP Utilities.......................................................        191

Investments in the Putnam Variable Trust Sub-Accounts:
   VT American Government Income..............................................  1,251,620
   VT Capital Opportunities...................................................  1,073,122
   VT Diversified Income......................................................  2,768,199
   VT Equity Income...........................................................  3,190,841
   VT George Putnam Balanced..................................................  2,313,099

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                      PURCHASES
                                                                                     ------------
Investments in the Putnam Variable Trust Sub-Accounts (continued):
   VT Global Asset Allocation....................................................... $  2,188,878
   VT Global Equity.................................................................      122,404
   VT Global Health Care............................................................    3,150,695
   VT Global Utilities..............................................................    1,442,055
   VT Growth and Income.............................................................    3,120,142
   VT Growth Opportunities..........................................................    1,211,987
   VT High Yield....................................................................    4,039,212
   VT Income........................................................................    6,762,547
   VT International Equity..........................................................    3,537,827
   VT International Value...........................................................      469,618
   VT International Growth..........................................................      356,112
   VT Investors.....................................................................    1,256,099
   VT Money Market..................................................................   22,210,656
   VT Multi-Cap Growth..............................................................      507,736
   VT Multi-Cap Value...............................................................      536,365
   VT Research......................................................................      390,660
   VT Small Cap Value...............................................................   11,562,071
   VT Voyager.......................................................................    4,375,504

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Core Plus Fixed Income............................................      128,570
   Van Kampen UIF Emerging Markets Equity...........................................      473,810
   Van Kampen UIF Global Infrastructure (al) (ao)...................................   55,044,814
   Van Kampen UIF Global Tactical Asset Allocation Portfolio........................    8,850,766
   Van Kampen UIF Growth............................................................    3,061,541
   Van Kampen UIF Mid Cap Growth....................................................    2,655,867
   Van Kampen UIF U.S. Real Estate..................................................    1,034,815

Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Emerging Markets Debt (Class II)..................................    1,409,847
   Van Kampen UIF Emerging Markets Equity (Class II)................................      217,576
   Van Kampen UIF Global Franchise (Class II).......................................    7,814,093
   Van Kampen UIF Global Infrastructure (Class II) (an) (ao)........................   14,462,423
   Van Kampen UIF Growth (Class II).................................................      589,695
   Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II).............    3,078,851
   Van Kampen UIF Mid Cap Growth (Class II).........................................    3,382,626
   Van Kampen UIF Small Company Growth (Class II)...................................    3,529,735
   Van Kampen UIF U.S. Real Estate (Class II).......................................    1,451,136
                                                                                     ------------
                                                                                     $399,752,651
                                                                                     ============

(al) On April 25, 2014, Global Infrastructure merged into Van Kampen UIF Global Infrastructure
(an) On April 25, 2014, Global Infrastructure (Class Y Shares) merged into Van Kampen UIF Global Infrastructure (Class II)
(ao) For the period beginning April 25, 2014 and ended December 31, 2014

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS




Allstate Life Insurance Company offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

In the table below, the units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life Insurance Company and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

    * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the end of the period is zero.

    ** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

    ***TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts:
     AST Academic Strategies Asset Allocation
     2014.........   528   $10.31 - 11.46    $ 5,810        -- %        1.15 - 2.60%     1.18  -   2.64%
     2013.........   583    10.19 - 11.17      6,288         --         1.15 - 2.60      7.18  -   8.72
     2012.........   667     9.51 - 10.27      6,651       1.09         1.15 - 2.60      9.71  -  11.28
     2011.........   713     8.66 -  9.23      6,421       0.65         1.15 - 2.60     (5.13) -  (3.77)
     2010.........   819     9.13 -  9.59      7,705       0.88         1.15 - 2.60      9.12  -  10.69

     AST Advanced Strategies
     2014.........   201    12.37 - 13.75      2,659         --         1.15 - 2.60      3.42  -   4.90
     2013.........   211    11.96 - 13.10      2,675         --         1.15 - 2.60     13.60  -  15.23
     2012.........   233    10.53 - 11.37      2,580       1.50         1.15 - 2.60     10.76  -  12.35
     2011.........   220     9.50 - 10.12      2,181       1.02         1.15 - 2.60     (2.42) -  (1.03)
     2010.........   251     9.74 - 10.23      2,523       1.05         1.15 - 2.60     10.82  -  12.41

     AST Balanced Asset Allocation
     2014.........   771    11.90 - 13.43     10,008         --         1.00 - 2.35      1.83  -   5.47
     2013.........   815    11.69 - 12.73     10,076         --         1.00 - 2.35     16.48  -  16.79
     2012.........   853    10.17 - 10.93      9,092       0.97         1.00 - 2.35     11.32  -  12.10
     2011.........   850     9.14 -  9.75      8,187       0.64         1.15 - 2.65     (3.76) -  (2.34)
     2010......... 1,013     9.49 -  9.99     10,009       0.78         1.15 - 2.65      9.41  -  11.04

     AST BlackRock Global Strategies
     2014.........     2    11.40 - 11.40         19         --         1.55 - 1.55      3.29  -   3.29
     2013.........     2    11.03 - 11.03         19         --         1.55 - 1.55      9.16  -   9.16
     2012.........     2    10.11 - 10.11         17         --         1.55 - 1.55     10.18  -  10.18
     2011 (as)....    --     9.17 -  9.17         --         --            NA -  NA         NA  -    NA

     AST Bond Portfolio 2018
     2014.........    33    13.46 - 13.90        459         --         1.50 - 1.90      0.09  -   1.14
     2013.........    44    13.44 - 13.75        598         --         1.50 - 1.90     (4.58) -  (4.52)
     2012.........    46    14.14 - 14.41        660       0.46         1.50 - 1.90      4.11  -   4.15
     2011.........    61    13.59 - 13.83        842       0.47         1.50 - 2.00     11.35  -  11.90
     2010.........    83    12.20 - 12.36      1,029       0.99         1.50 - 2.00      9.00  -   9.54

(as) For the period beginning April 29, 2011 and ended December 31, 2011

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Bond Portfolio 2019
     2014........   23    $13.57 - 14.03     $  320         -- %       1.50 - 2.00%     2.22  -   2.72%
     2013........   23     13.28 - 13.65        313          --        1.50 - 2.00     (6.70) -  (6.24)
     2012........   23     14.23 - 14.56        335        0.87        1.50 - 2.00      3.78  -   4.29
     2011........   23     13.71 - 13.96        323        0.86        1.50 - 2.00     13.70  -  14.26
     2010........   37     12.06 - 12.22        454        0.72        1.50 - 2.00      9.17  -   9.71

     AST Bond Portfolio 2020
     2014........   --        N/A -  N/A         --          --          N/A - N/A        N/A  -   N/A
     2013........   --     10.82 - 10.82         --          --        1.75 - 1.75     (8.13) -  (8.13)
     2012........   --     11.67 - 11.90         --        2.51        1.50 - 2.00      4.26  -   4.74
     2011........    7     11.19 - 11.36         81        1.61        1.50 - 2.00     16.35  -  16.92
     2010........   62      9.62 -  9.72        601          --        1.50 - 2.00      9.65  -  10.19

     AST Bond Portfolio 2021
     2014........   --        N/A -  N/A         --          --          N/A - N/A        N/A  -   N/A
     2013........   --        N/A -  N/A         --          --          N/A - N/A        N/A  -   N/A
     2012........   25     13.57 - 13.77        337        0.63        1.50 - 2.00      4.69  -   5.21
     2011........   34     12.96 - 13.09        437        0.15        1.50 - 2.00     17.94  -  18.52
     2010........   27     10.95 - 11.04        301          --        1.50 - 2.35      9.52  -  10.44

     AST Bond Portfolio 2022
     2014........   12     11.99 - 11.99        147          --        1.85 - 1.85      8.36  -   8.36
     2013........   12     11.07 - 11.07        135          --        1.85 - 1.85    (12.00) - (10.51)
     2012........   44     12.37 - 12.58        558        0.03        1.50 - 2.35      3.41  -   4.28
     2011 (at)...   53     11.96 - 12.06        633          --        1.50 - 2.35     19.60  -  20.60

     AST Bond Portfolio 2023
     2014........   62     10.09 - 10.24        631          --        1.50 - 2.00     10.41  -  10.95
     2013........  138      9.14 -  9.23      1,268          --        1.50 - 2.00    (12.40) - (11.53)
     2012 (au)...   18     10.43 - 10.43        192          --        1.50 - 1.50      4.33  -   4.33

     AST Bond Portfolio 2024
     2014........   41      9.81 -  9.91        410          --        1.50 - 2.35     12.73  -  12.90
     2013 (ap)...   27      8.70 -  8.78        239          --        1.50 - 2.35    (12.94) - (12.21)

     AST Bond Portfolio 2025
     2014 (a)....    3     11.34 - 11.34         35          --        1.50 - 1.50     13.41  -  13.42

(a) For the period beginning January 2, 2014 and ended December 31, 2014
(ap) For the period beginning January 2, 2013 and ended December 31, 2013
(at) For the period beginning January 3, 2011 and ended December 31, 2011
(au) For the period beginning January 3, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Capital Growth Asset Allocation
     2014........  514    $11.97 - 12.98     $6,441        -- %        1.15 -  2.25%    4.64  -   5.78%
     2013........  625     11.44 - 12.27      7,453         --         1.15 -  2.25    19.98  -  21.28
     2012........  647      9.54 - 10.12      6,390       0.91         1.15 -  2.25    12.43  -  13.15
     2011........  607      8.43 -  9.00      5,335       0.52         1.15 -  2.65    (4.95) -  (3.54)
     2010........  708      8.87 -  9.33      6,496       1.03         1.15 -  2.65    10.45  -  12.08

     AST Cohen & Steers Realty
     2014........    7     14.90 - 15.86        103         --         1.15 -  1.65    25.53  -  29.42
     2013........    7     11.87 - 12.26         85         --         1.15 -  1.65     1.96  -   3.38
     2012........    6     11.70 - 12.02         74       1.82         1.15 -  1.65    14.03  -  15.22
     2011........    4     10.16 - 10.54         42       0.66         1.15 -  2.00     4.50  -   5.38
     2010........    4      9.72 - 10.00         41       1.78         1.15 -  2.00    26.17  -  27.23

     AST FI Pyramis(R) Asset Allocation
     2014........   26     12.27 - 13.50        338         --         1.15 -  2.60     3.04  -   4.52
     2013........   25     11.91 - 12.91        318         --         1.15 -  2.60    16.20  -  17.87
     2012........   20     10.25 - 10.96        221       0.56         1.15 -  2.60    10.75  -  12.34
     2011........   18      9.26 -  9.75        175       0.21         1.15 -  2.60    (4.94) -  (3.58)
     2010........   23      9.74 - 10.11        234       0.35         1.15 -  2.60    10.45  -  12.03

     AST FI Pyramis Quantitative (b)
     2014........  184     10.39 - 11.55      2,063         --         1.15 -  2.60     0.53  -   1.98
     2013........  219     10.33 - 11.32      2,402         --         1.15 -  2.60    11.85  -  13.45
     2012........  263      9.24 -  9.98      2,555       2.14         1.15 -  2.60     7.82  -   9.37
     2011........  266      8.57 -  9.12      2,381       1.69         1.15 -  2.60    (4.00) -  (2.62)
     2010........  345      8.92 -  9.37      3,181       1.45         1.15 -  2.60    11.46  -  13.06

     AST Franklin Templeton Founding Funds Allocation
     2014........  240     13.13 - 13.54      3,222         --         1.15 -  2.25     0.77  -   2.00
     2013........  253     13.03 - 13.27      3,337         --         1.15 -  2.25    21.77  -  23.05
     2012 (av)...  278     10.71 - 10.79      2,991         --         1.15 -  2.25     7.08  -   7.86

     AST Franklin Templeton Founding Funds Plus
     2014........   --     10.68 - 11.03         --         --        <0.01 - <0.01    (0.40) -   1.47
     2013 (aw)...   --       N/A  -  N/A         --         --          N/A  -  N/A       N/A  -   N/A

(b) Previously known as AST First Trust Balanced Target
(av) For the period beginning April 30, 2012 and ended December 31, 2012
(aw) For the period beginning April 29, 2013 and ended December 31, 2013

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                              AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                    ----------------------------------- ------------------------------------------------
                             ACCUMULATION                                  EXPENSE            TOTAL
                    UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                    (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                    ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Global Real Estate
     2014..........   <1    $12.88 - 13.30      $  3         -- %        1.15 - 1.65%    12.07  -  12.63%
     2013..........   <1     11.49 - 11.81         3          --         1.15 - 1.65      2.65  -   3.16
     2012..........   <1     11.20 - 11.45         3        1.76         1.15 - 1.65     24.74  -  25.36
     2011..........   <1      8.98 -  9.13         2        2.05         1.15 - 1.65     (6.58) -  (6.12)
     2010..........   <1      9.61 -  9.73         3        1.12         1.15 - 1.65     18.25  -  18.83

     AST Goldman Sachs Concentrated Growth
     2014 (c)(d)...   --        N/A -  N/A        --          --          N/A - N/A         N/A  -   N/A
     2013..........    4     13.99 - 14.31        55          --         1.15 - 1.50     27.82  -  28.26
     2012..........    4     10.95 - 11.15        49        0.31         1.15 - 1.50     17.99  -  18.40
     2011..........    6      9.28 -  9.42        53        0.20         1.15 - 1.50     (5.38) -  (5.05)
     2010..........    5      9.81 -  9.92        51        0.08         1.15 - 1.50      8.66  -   9.03

     AST Goldman Sachs Large-Cap Value
     2014..........    1     12.54 - 12.87        12          --         1.15 - 1.50     11.46  -  11.84
     2013..........    1     11.25 - 11.51        11          --         1.15 - 1.50     31.57  -  32.02
     2012..........    1      8.55 -  8.72         8        0.44         1.15 - 1.50     17.89  -  18.30
     2011..........    2      7.26 -  7.37        16        0.99         1.15 - 1.50     (6.92) -  (6.59)
     2010..........    2      7.80 -  7.89        17        1.52         1.15 - 1.50     11.22  -  11.60

     AST Goldman Sachs Mid-Cap Growth
     2014..........    3     17.28 - 18.39        59          --         1.15 - 2.00      9.34  -  10.26
     2013..........    3     15.81 - 16.68        55          --         1.15 - 2.00     29.60  -  30.69
     2012..........    3     12.20 - 12.76        42          --         1.15 - 2.00     17.26  -  18.25
     2011..........    4     10.40 - 10.79        48          --         1.15 - 2.00     (4.88) -  (4.08)
     2010..........    4     10.93 - 11.25        50          --         1.15 - 2.00     17.47  -  18.46

     AST Goldman Sachs Multi-Asset
     2014..........   42     11.63 - 12.30       509          --         1.15 - 2.00      2.00  -   2.86
     2013..........   49     11.40 - 11.96       574          --         1.15 - 2.00      7.66  -   8.57
     2012..........   50     10.59 - 11.01       543        0.62         1.15 - 2.00      7.96  -   8.88
     2011..........   47      9.81 - 10.12       469        0.49         1.15 - 2.00     (2.46) -  (1.64)
     2010..........   55     10.06 - 10.28       557        0.42         1.15 - 2.00      9.41  -  10.33

     AST Goldman Sachs Small-Cap Value
     2014..........   <1     19.42 - 20.05         8          --         1.15 - 1.65      5.46  -   5.98
     2013..........   <1     18.41 - 18.92         8          --         1.15 - 1.65     36.56  -  37.23
     2012..........   <1     13.49 - 13.79         6        0.58         1.15 - 1.65     13.81  -  14.37
     2011..........   <1     11.85 - 12.05         5        1.22         1.15 - 1.65     (0.34) -   0.15
     2010..........   <1     11.89 - 12.03         5        2.09         1.15 - 1.65     24.71  -  25.32

(c) On February 7, 2014, AST Goldman Sachs Concentrated Growth merged into AST Loomis Sayles Large-Cap Growth
(d) For the period beginning January 1, 2014 and ended February 7, 2014

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Herndon Large-Cap Value
     2014...    2    $11.26 - 11.68     $   25        -- %        1.15 - 1.65%    (0.09) -   0.40%
     2013...    2     11.27 - 11.63         25         --         1.15 - 1.65     32.44  -  33.10
     2012...    3      8.51 -  8.74         22       1.04         1.15 - 1.65     11.56  -  12.11
     2011...    2      7.63 -  7.80         15       0.72         1.15 - 1.65     (2.11) -  (1.62)
     2010...    2      7.79 -  7.92         17       1.47         1.15 - 1.65     10.61  -  11.16

     AST High Yield
     2014...    5     13.99 - 14.56         77         --         1.00 - 1.50      0.67  -   1.54
     2013...    6     13.89 - 14.34         89         --         1.00 - 1.50      5.88  -   6.12
     2012...    6     13.16 - 13.52         85       6.69         1.00 - 1.50     12.43  -  13.49
     2011...    3     11.70 - 11.91         33       3.49         1.15 - 1.55      1.60  -   2.00
     2010...    8     11.52 - 11.68         87       1.84         1.15 - 1.55     11.77  -  12.21

     AST International Growth
     2014...    5      8.97 -  9.31         45         --         1.15 - 1.65     (7.06) -  (6.60)
     2013...    5      9.65 -  9.97         49         --         1.15 - 1.65     17.12  -  17.70
     2012...    6      8.24 -  8.47         51       1.19         1.15 - 1.65     18.41  -  18.99
     2011...    7      6.96 -  7.12         47       0.63         1.15 - 1.65    (14.34) - (13.91)
     2010...    7      8.13 -  8.27         55       0.30         1.15 - 1.65     12.64  -  13.19

     AST International Value
     2014...    7      8.40 -  8.94         58         --         1.15 - 1.65    (10.54) -  (7.77)
     2013...    7      9.39 -  9.70         65         --         1.15 - 1.65     18.11  -  19.75
     2012...    8      7.99 -  8.21         62       2.40         1.15 - 1.65     15.35  -  16.54
     2011...    9      6.86 -  7.12         64       1.39         1.15 - 2.00    (14.27) - (13.54)
     2010...    9      8.00 -  8.23         77       0.77         1.15 - 2.00      8.90  -   9.82

     AST Investment Grade Bond
     2014...  131     14.94 - 15.85      2,026         --         1.15 - 2.05      4.58  -   5.51
     2013...  169     14.28 - 15.02      2,488         --         1.15 - 2.05     (5.13) -  (4.28)
     2012...  307     15.06 - 15.69      4,735       0.80         1.15 - 2.05      7.20  -   8.15
     2011...  681     14.05 - 14.51      9,758       3.03         1.15 - 2.05     10.19  -  11.17
     2010...  157     12.75 - 13.05      2,030       5.54         1.15 - 2.05      8.58  -   9.55

     AST J.P. Morgan Global Thematic
     2014...   14     12.95 - 13.47        182         --         1.15 - 1.75      4.53  -   5.15
     2013...   14     12.39 - 12.81        178         --         1.15 - 1.75     14.96  -  15.07
     2012...   11     10.76 - 11.14        119       0.58         1.15 - 1.90     12.27  -  12.29
     2011...   13      9.59 -  9.92        129       0.33         1.15 - 2.10     (2.61) -  (1.70)
     2010...   14      9.85 - 10.10        138       0.38         1.15 - 2.10     11.47  -  12.52

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                           AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                 ----------------------------------- ------------------------------------------------
                          ACCUMULATION                                  EXPENSE            TOTAL
                 UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                 (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                 ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST J.P. Morgan International Equity
     2014.......    5    $ 9.18 -  9.77     $   49        -- %        1.15 - 2.00%    (8.20) -  (7.43)%
     2013.......    5     10.00 - 10.56         53         --         1.15 - 2.00     13.10  -  14.05
     2012.......    5      8.84 -  9.26         49       1.88         1.15 - 2.00     19.51  -  20.52
     2011.......    6      7.40 -  7.68         45       1.27         1.15 - 2.00    (10.93) - (10.18)
     2010.......    6      8.31 -  8.55         50       1.26         1.15 - 2.00      5.07  -   5.95

     AST J.P. Morgan Strategic Opportunities
     2014.......  273     11.31 - 12.57      3,310         --         1.15 - 2.60      2.77  -   4.25
     2013.......  285     11.00 - 12.06      3,339         --         1.15 - 2.60      8.22  -   9.77
     2012.......  300     10.17 - 10.98      3,218       1.67         1.15 - 2.60      7.90  -   9.46
     2011.......  313      9.42 - 10.04      3,079       0.95         1.15 - 2.60     (2.31) -  (0.91)
     2010.......  378      9.64 - 10.13      3,766       0.42         1.15 - 2.60      4.60  -   6.10

     AST Large-Cap Value
     2014.......    1     12.46 - 12.46          9         --         1.15 - 1.15     12.45  -  12.45
     2013.......    1     11.08 - 11.08          8         --         1.15 - 1.15     38.27  -  38.27
     2012.......   <1      8.01 -  8.01          6       0.64         1.15 - 1.15     15.55  -  15.55
     2011.......   <1      6.94 -  6.94          1       1.29         1.15 - 1.15     (5.27) -  (5.27)
     2010.......   <1      7.32 -  7.32          1       1.97         1.15 - 1.15     11.87  -  11.87

     AST Loomis Sayles Large-Cap Growth
     2014 (c)...   12     13.85 - 14.90        172         --         1.00 - 2.00      8.42  -   9.49
     2013.......   10     12.77 - 13.61        133         --         1.00 - 2.00     33.93  -  35.26
     2012.......   10      9.54 - 10.06         98       0.36         1.00 - 2.00     10.06  -  11.88
     2011.......    8      8.66 -  8.99         74       0.28         1.15 - 2.00     (2.86) -  (2.04)
     2010.......    8      8.92 -  9.18         77       0.63         1.15 - 2.00     17.40  -  18.39

     AST Lord Abbett Core Fixed Income
     2014.......    4     13.37 - 13.87         58         --         1.00 - 1.50      4.81  -   5.33
     2013.......    4     12.75 - 13.16         58         --         1.00 - 1.50     (3.45) -  (2.97)
     2012.......    5     13.21 - 13.57         62       1.05         1.00 - 1.50      4.36  -   5.57
     2011.......    4     12.66 - 12.85         49       1.78         1.15 - 1.50      8.54  -   8.92
     2010.......    4     11.66 - 11.80         51       6.21         1.15 - 1.50     11.74  -  12.12

     AST MFS Global Equity
     2014.......    5     14.43 - 14.97         68         --         1.00 - 1.50      2.10  -   2.60
     2013.......    5     14.13 - 14.59         67         --         1.00 - 1.50     25.75  -  26.37
     2012.......    5     11.24 - 11.54         56       0.97         1.00 - 1.50     21.25  -  22.66
     2011.......    4      9.27 -  9.41         39       0.46         1.15 - 1.50     (4.56) -  (4.23)
     2010.......    4      9.71 -  9.83         41       0.44         1.15 - 1.50     10.39  -  10.77

(c) On February 7, 2014, AST Goldman Sachs Concentrated Growth merged into AST Loomis Sayles Large Cap Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST MFS Growth
     2014........   <1    $15.38 - 15.38      $  4         -- %        1.15 - 1.15%     7.47  -   7.47%
     2013........    1     14.31 - 14.31        18          --         1.15 - 1.15     35.15  -  35.15
     2012........    1     10.59 - 10.59        14          --         1.15 - 1.15     15.75  -  15.75
     2011........    2      9.15 -  9.15        14        0.34         1.15 - 1.15     (1.72) -  (1.72)
     2010........    2      9.31 -  9.31        16        0.12         1.15 - 1.15     11.50  -  11.50

     AST Mid-Cap Value
     2014........    3     15.67 - 16.68        46          --         1.15 - 2.00     12.71  -  13.66
     2013........    3     13.90 - 14.67        41          --         1.15 - 2.00     29.82  -  30.91
     2012........    3     10.71 - 11.21        31        0.62         1.15 - 2.00     16.08  -  17.06
     2011........    4      9.23 -  9.57        38        0.61         1.15 - 2.00     (5.34) -  (4.55)
     2010........    4      9.75 - 10.03        39        0.67         1.15 - 2.00     21.18  -  22.20

     AST Money Market
     2014........   47      8.99 -  9.74       432          --         1.00 - 2.00     (2.68) -  (1.00)
     2013........   45      9.24 -  9.84       422          --         1.00 - 2.00     (1.43) -  (0.99)
     2012........   34      9.34 -  9.86       325        0.01         1.15 - 1.85     (2.41) -  (1.14)
     2011........   43      9.57 -  9.97       418        0.02         1.15 - 2.10     (2.03) -  (1.12)
     2010........   77      9.77 - 10.08       773        0.02         1.15 - 2.10     (2.03) -  (1.11)

     AST Neuberger Berman / LSV Mid-Cap Value
     2014........    2     16.61 - 17.23        28          --         1.15 - 1.65     12.39  -  12.95
     2013........    2     14.78 - 15.25        26          --         1.15 - 1.65     39.70  -  40.39
     2012........    2     10.58 - 10.87        25        0.94         1.15 - 1.65     15.22  -  15.79
     2011........    4      9.18 -  9.38        34        0.87         1.15 - 1.65     (4.07) -  (3.59)
     2010........    4      9.57 -  9.73        38        1.14         1.15 - 1.65     21.43  -  22.03

     AST Neuberger Berman Mid-Cap Growth
     2014........    4     14.54 - 15.25        55          --         1.00 - 1.65      6.18  -   6.87
     2013........    4     13.69 - 14.27        52          --         1.00 - 1.65     30.46  -  31.30
     2012........    4     10.49 - 10.87        41          --         1.00 - 1.65     10.55  -  12.00
     2011........    3      9.49 -  9.70        32          --         1.15 - 1.65      0.04  -   0.53
     2010........    3      9.49 -  9.65        33          --         1.15 - 1.65     26.59  -  27.21

     AST New Discovery Asset Allocation
     2014........   <1     12.54 - 12.54         6          --         1.50 - 1.50      3.58  -   3.58
     2013........   <1     12.11 - 12.11         3          --         1.50 - 1.50     17.16  -  17.16
     2012 (ax)...    1     10.34 - 10.34         6        2.32         1.50 - 1.50      3.37  -   3.37

(ax) For the period beginning April 30, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Parametric Emerging Markets Equity
     2014...     2   $ 9.24 -  9.54    $    14        -- %        1.15 - 1.65%    (6.23) -  (5.77)%
     2013...     2     9.85 - 10.12         16         --         1.15 - 1.65     (1.41) -  (0.92)
     2012...     2     9.99 - 10.22         17       1.57         1.15 - 1.65     16.01  -  16.59
     2011...     2     8.62 -  8.76         21       0.88         1.15 - 1.65    (21.57) - (21.18)
     2010...     3    10.93 - 11.12         37       0.47         1.15 - 1.85     20.05  -  20.88

     AST PIMCO Limited Maturity Bond
     2014...     8    11.18 - 11.72         95         --         1.00 - 1.65     (1.72) -  (1.08)
     2013...     9    11.37 - 11.85        103         --         1.00 - 1.65     (3.76) -  (3.14)
     2012...    10    11.82 - 12.24        116       1.12         1.00 - 1.65      2.99  -   4.34
     2011...     9    11.47 - 11.73        108       0.91         1.15 - 1.65      0.59  -   1.09
     2010...    10    11.41 - 11.60        114       2.35         1.15 - 1.65      2.21  -   2.72

     AST PIMCO Total Return Bond
     2014...     8    13.39 - 13.89        109         --         1.15 - 1.65      2.06  -   2.54
     2013...     9    13.06 - 13.61        114         --         1.00 - 1.65     (2.81) -  (1.61)
     2012...    33    13.27 - 14.00        440       2.47         1.00 - 2.00      7.17  -   8.95
     2011...    33    12.38 - 12.85        411       1.75         1.15 - 2.00      1.16  -   2.00
     2010...    33    12.24 - 12.60        408       1.58         1.15 - 2.00      5.60  -   6.49

     AST Preservation Asset Allocation
     2014...   615    12.02 - 13.36      7,944         --         1.15 - 2.60      3.09  -   4.57
     2013...   684    11.66 - 12.78      8,487         --         1.15 - 2.60      6.44  -   7.97
     2012...   752    10.95 - 11.83      8,681       1.14         1.15 - 2.60      7.57  -   9.12
     2011...   768    10.18 - 10.84      8,176       0.90         1.15 - 2.60     (1.56) -  (0.15)
     2010...   779    10.34 - 10.86      8,337       1.37         1.15 - 2.60      7.77  -   9.31

     AST Prudential Growth Allocation
     2014...   826    10.58 - 11.76      9,408         --         1.15 - 2.60      6.43  -   7.95
     2013...   878     9.94 - 10.89      9,291         --         1.15 - 2.60     14.06  -  15.69
     2012... 1,112     8.71 -  9.41     10,160       1.72         1.15 - 2.60     10.05  -  11.63
     2011... 1,133     7.92 -  8.43      9,291       1.21         1.15 - 2.60     (8.59) -  (7.28)
     2010... 1,669     8.66 -  9.10     14,890       1.99         1.15 - 2.60     16.00  -  17.66

     AST QMA US Equity Alpha
     2014...     4    14.14 - 14.94         56         --         1.00 - 1.75     15.19  -  16.05
     2013...     4    12.28 - 12.88         47         --         1.00 - 1.75     30.15  -  31.12
     2012...     5     9.43 -  9.82         47       0.73         1.00 - 1.75     16.76  -  18.41
     2011...     3     8.08 -  8.29         29       0.68         1.15 - 1.75      1.68  -   2.28
     2010...     4     7.95 -  8.11         29       0.61         1.15 - 1.75     13.07  -  13.74

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                         AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
               -------------------------------------- ------------------------------------------------
                         ACCUMULATION                                    EXPENSE            TOTAL
               UNITS      UNIT VALUE      NET ASSETS   INVESTMENT        RATIO**          RETURN***
               (000S)  LOWEST TO HIGHEST    (000S)    INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------  -----------------  ----------  ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST RCM World Trends
     2014.....  130     $11.03 - 12.17      $1,528         -- %        1.15 - 2.65%     2.42  -   3.94%
     2013.....  136      10.77 - 11.71       1,550          --         1.15 - 2.65      9.53  -  11.16
     2012.....  169       9.83 - 10.53       1,741        0.61         1.15 - 2.65      7.43  -   9.02
     2011.....  170       9.15 -  9.66       1,613        0.39         1.15 - 2.65     (4.35) -  (2.93)
     2010.....  185       9.57 -  9.95       1,823        0.54         1.15 - 2.65      9.03  -  10.64

     AST Schroders Global Tactical
     2014.....   44      12.32 - 12.82         561          --         1.15 - 1.75      3.62  -   4.23
     2013.....   43      11.89 - 12.30         520          --         1.15 - 1.75     14.97  -  16.72
     2012.....   38      10.37 - 10.54         402        0.63         1.15 - 1.50     14.39  -  14.58
     2011.....   28       9.06 -  9.19         255        0.26         1.15 - 1.55     (3.88) -  (3.50)
     2010.....   33       9.43 -  9.53         317        0.39         1.15 - 1.55     12.60  -  13.04

     AST Schroders Multi-Asset World Strategies
     2014.....   56      10.91 - 12.13         653          --         1.15 - 2.60      0.42  -   1.86
     2013.....   61      10.87 - 11.91         704          --         1.15 - 2.60     11.50  -  13.10
     2012.....   80       9.75 - 10.53         821        2.64         1.15 - 2.60      8.31  -   9.87
     2011.....   66       9.00 -  9.58         623        1.97         1.15 - 2.60     (5.83) -  (4.48)
     2010.....   82       9.56 - 10.03         813        0.66         1.15 - 2.60      8.98  -  10.54

     AST Small-Cap Growth
     2014.....   <1      16.47 - 16.47           1          --         1.50 - 1.50      0.03  -   2.28
     2013.....   <1      16.11 - 16.47           4          --         1.15 - 1.50     33.17  -  33.63
     2012.....   <1      12.09 - 12.32           3          --         1.15 - 1.50     10.51  -  10.90
     2011.....   <1      10.94 - 11.11           3          --         1.15 - 1.50     (2.44) -  (2.11)
     2010.....   <1      11.22 - 11.35           3        0.21         1.15 - 1.50     34.40  -  34.86

     AST Small-Cap Growth Opportunities (e)
     2014.....    2      13.81 - 14.48          26          --         1.00 - 1.65      3.23  -   3.90
     2013.....    2      13.37 - 13.94          25          --         1.00 - 1.65     38.52  -  39.42
     2012.....    2       9.65 - 10.00          20          --         1.00 - 1.65     18.12  -  19.67
     2011.....    2       8.17 -  8.35          17        0.43         1.15 - 1.65    (14.52) - (14.10)
     2010.....    1       9.56 -  9.73          13        0.05         1.15 - 1.65     30.39  -  31.04

     AST Small-Cap Value
     2014.....    2      14.85 - 15.81          31          --         1.15 - 1.65      0.94  -   4.07
     2013.....    2      14.71 - 15.19          30          --         1.15 - 1.65     35.84  -  37.72
     2012.....    2      10.89 - 11.18          23        0.59         1.15 - 1.65     16.81  -  18.03
     2011.....    3       9.22 -  9.57          30        0.56         1.15 - 2.00     (7.82) -  (7.04)
     2010.....    3      10.01 - 10.30          34        0.42         1.15 - 2.00     23.52  -  24.56

(e) Previously known as AST Federated Aggressive Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Templeton Global Bond
     2014...    4    $11.61 - 12.04     $   53        -- %        1.15 - 1.65%    (1.08) -  (0.59)%
     2013...    5     11.73 - 12.11         56         --         1.15 - 1.65     (5.32) -  (4.85)
     2012...    5     12.39 - 12.73         62       1.86         1.15 - 1.65      3.51  -   4.03
     2011...    8     11.97 - 12.24         95       2.63         1.15 - 1.65      2.43  -   2.94
     2010...    8     11.69 - 11.89         95       2.79         1.15 - 1.65      4.03  -   4.54

     AST T. Rowe Price Asset Allocation
     2014...  445     12.47 - 13.86      5,969         --         1.15 - 2.60      3.19  -   4.67
     2013...  513     12.08 - 13.24      6,585         --         1.15 - 2.60     13.87  -  15.50
     2012...  507     10.61 - 11.46      5,669       1.31         1.15 - 2.60     10.61  -  12.20
     2011...  524      9.59 - 10.22      5,235       1.10         1.15 - 2.60     (0.60) -   0.82
     2010...  595      9.65 - 10.13      5,927       0.97         1.15 - 2.60      8.71  -  10.27

     AST T. Rowe Price Equity Income
     2014...    7     10.80 - 11.62         80         --         1.00 - 2.00      5.36  -   6.40
     2013...    7     10.25 - 10.92         77         --         1.00 - 2.00     27.14  -  28.40
     2012...    8      8.06 -  8.50         63       0.19         1.00 - 2.00     14.94  -  16.85
     2011...    6      7.01 -  7.28         44       1.06         1.15 - 2.00     (3.57) -  (2.76)
     2010...    6      7.27 -  7.48         46       1.31         1.15 - 2.00     11.02  -  11.96

     AST T. Rowe Price Large-Cap Growth
     2014...    1     17.30 - 17.75         19         --         1.15 - 1.50      6.74  -   7.11
     2013...    1     16.21 - 16.57         17         --         1.15 - 1.50     41.89  -  42.39
     2012...    3     11.42 - 11.64         33         --         1.15 - 1.50     15.84  -  16.24
     2011...    3      9.86 - 10.01         32         --         1.15 - 1.50     (3.15) -  (2.81)
     2010...    3     10.18 - 10.30         33         --         1.15 - 1.50     14.10  -  14.49

     AST T. Rowe Price Natural Resources
     2014...   11      8.71 -  9.03        101         --         1.15 - 1.65     (9.85) -  (9.40)
     2013...   13      9.66 -  9.97        126         --         1.15 - 1.65     13.51  -  14.07
     2012...   14      8.51 -  8.74        117       0.46         1.15 - 1.65      1.93  -   2.44
     2011...   14      8.35 -  8.53        114       0.54         1.15 - 1.65    (16.30) - (15.89)
     2010...   12      9.97 - 10.14        124       0.41         1.15 - 1.65     18.50  -  19.08

     AST Wellington Management Hedged Equity
     2014...   20     10.69 - 10.81        211         --         1.50 - 1.65      3.79  -   3.94
     2013...   15     10.30 - 10.40        160         --         1.50 - 1.65     18.54  -  18.72
     2012...   14      8.69 -  8.76        119       0.29         1.50 - 1.65      9.20  -   9.36
     2011...   13      7.95 -  8.01        106       0.31         1.50 - 1.65     (5.02) -  (4.88)
     2010...   14      8.37 -  8.42        114       0.45         1.50 - 1.65     12.77  -  12.94

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Western Asset Core Plus Bond
     2014........     1   $12.83 - 12.83    $    13        -- %        1.00 - 1.00%     6.13  -   6.13%
     2013........     1    12.09 - 12.09         13         --         1.00 - 1.00     (2.47) -  (2.47)
     2012 (ay)...     1    12.39 - 12.39         13         --         1.00 - 1.00      6.78  -   6.78

Investments in the
  Alliance Bernstein Variable Product Series Fund
   Sub-Accounts:
     Alliance Bernstein VPS Growth
     2014........ 1,324    12.35 - 20.00     18,443         --         0.70 - 2.59     10.04  -  12.18
     2013........ 1,689    11.01 - 18.17     22,404       0.03         0.70 - 2.59     30.26  -  32.79
     2012........ 2,044     8.29 - 13.95     21,048         --         0.70 - 2.59     10.63  -  12.79
     2011........ 2,394     7.35 - 12.61     22,252         --         0.70 - 2.59     (1.64) -   0.27
     2010........ 2,946     7.33 - 12.82     27,158       0.05         0.70 - 2.59     11.82  -  13.99

     Alliance Bernstein VPS Growth & Income
     2014........ 2,985    19.22 - 23.02     54,295       1.07         0.70 - 2.59      6.46  -   8.53
     2013........ 3,790    18.05 - 21.21     64,269       1.16         0.70 - 2.59     31.11  -  33.65
     2012........ 4,652    13.77 - 15.87     59,852       1.36         0.70 - 2.59     14.20  -  16.42
     2011........ 5,403    12.06 - 13.63     60,388       1.14         0.70 - 2.59      3.33  -   5.33
     2010........ 6,809    11.67 - 12.94     73,511         --         0.70 - 2.59      9.88  -  12.01

     Alliance Bernstein VPS International Value
     2014........ 1,037     9.19 - 10.44     10,427       3.23         1.29 - 2.59     (8.88) -  (7.67)
     2013........ 1,176    10.08 - 11.31     12,866       5.62         1.29 - 2.59     19.55  -  21.15
     2012........ 1,567     8.43 -  9.34     14,231       1.35         1.29 - 2.59     11.23  -  12.72
     2011........ 1,896     7.58 -  8.28     15,325       3.83         1.29 - 2.59    (21.52) - (20.48)
     2010........ 2,052     9.66 - 10.42     20,934       2.49         1.29 - 2.59      1.60  -   2.95

     Alliance Bernstein VPS Large Cap Growth
     2014........ 1,431    11.97 - 19.06     16,401         --         0.94 - 2.59     10.89  -  12.77
     2013........ 1,886    10.61 - 17.19     20,320         --         0.94 - 2.59     31.57  -  33.45
     2012........ 2,204     8.07 - 12.88     17,489       0.03         0.70 - 2.59     13.67  -  15.89
     2011........ 2,470     6.96 - 11.33     17,081       0.09         0.70 - 2.59     (6.24) -  (4.42)
     2010........ 2,884     7.28 - 12.09     20,929       0.26         0.70 - 2.59      6.99  -   9.07

     Alliance Bernstein VPS Small/Mid Cap Value
     2014........   434    28.09 - 32.79     13,578       0.41         1.29 - 2.59      6.12  -   7.54
     2013........   647    26.47 - 30.49     18,939       0.42         1.29 - 2.59     34.07  -  35.86
     2012........   834    19.74 - 22.44     18,040       0.29         1.29 - 2.59     15.39  -  16.94
     2011........ 1,022    17.11 - 19.19     18,974       0.27         1.29 - 2.59    (10.98) -  (9.80)
     2010........ 1,263    19.22 - 21.28     26,112       0.27         1.29 - 2.59     23.31  -  24.96

(ay) For the period beginning August 20, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Alliance Bernstein Variable Product Series Fund
   Sub-Accounts (continued):
     Alliance Bernstein VPS Value
     2014.........   67    $13.06 - 14.84     $  945       1.55%        1.29 - 2.59%     7.90  -   9.34%
     2013.........   84     12.10 - 13.57      1,089       1.89         1.29 - 2.59     32.96  -  34.73
     2012.........  139      9.10 - 10.08      1,352       1.78         1.29 - 2.59     12.54  -  14.05
     2011.........  167      8.09 -  8.83      1,442       1.17         1.29 - 2.59     (6.26) -  (5.02)
     2010.........  231      8.63 -  9.30      2,098       1.78         1.29 - 2.59      8.54  -   9.98

Investments in the
  American Century Variable Portfolios, Inc.
   Sub-Accounts:
     American Century VP Balanced
     2014.........    1     22.18 - 22.18         12       1.56         1.45 - 1.45      8.27  -   8.27
     2013.........    1     20.48 - 20.48         12       1.63         1.45 - 1.45     15.74  -  15.74
     2012.........    1     17.70 - 17.70         11       2.14         1.45 - 1.45     10.19  -  10.19
     2011.........    1     16.06 - 16.06         10       1.95         1.45 - 1.45      3.82  -   3.82
     2010.........    1     15.47 - 15.47         11       1.30         1.45 - 1.45     10.03  -  10.03

     American Century VP International
     2014.........   <1     17.65 - 17.65          6       1.68         1.45 - 1.45     (6.87) -  (6.87)
     2013.........   <1     18.95 - 18.95          6       1.65         1.45 - 1.45     20.65  -  20.65
     2012.........   <1     15.71 - 15.71          5       0.83         1.45 - 1.45     19.41  -  19.41
     2011.........   <1     13.16 - 13.16          4       1.44         1.45 - 1.45    (13.31) - (13.31)
     2010.........   <1     15.18 - 15.18          5       4.08         1.45 - 1.45     11.66  -  11.66

Investments in the
  Deutsche Variable Series I (f)
   Sub-Accounts:
     Deutsche Bond VIP A (g)
     2014.........   19     15.64 - 15.90        299       3.99         0.70 - 0.80      5.78  -   5.89
     2013.........   20     14.79 - 15.01        299       3.38         0.70 - 0.80     (3.81) -  (3.71)
     2012.........   23     15.37 - 15.59        365       4.45         0.70 - 0.80      6.91  -   7.02
     2011.........   20     14.38 - 14.57        296       8.30         0.70 - 0.80      4.84  -   4.95
     2010.........   38     13.72 - 13.88        526       4.42         0.70 - 0.80      5.94  -   6.04

     Deutsche Capital Growth VIP A (h)
     2014.........   54     20.00 - 20.33      1,086       0.62         0.70 - 0.80     12.07  -  12.18
     2013.........   61     17.85 - 18.12      1,106       1.19         0.70 - 0.80     33.57  -  33.70
     2012.........   69     13.36 - 13.55        928       0.88         0.70 - 0.80     15.12  -  15.24
     2011.........   82     11.61 - 11.76        967       0.77         0.70 - 0.80     (5.23) -  (5.14)
     2010.........   95     12.25 - 12.40      1,169       0.90         0.70 - 0.80     15.77  -  15.89

(f) Previously known as DWS Variable Series I
(g) Previously known as DWS Bond VIP A
(h) Previously known as DWS Capital Growth VIP A

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                         AT DECEMBER 31,                        FOR THE YEAR ENDED DECEMBER 31,
               --------------------------------------- ------------------------------------------------
                          ACCUMULATION                                    EXPENSE            TOTAL
               UNITS       UNIT VALUE      NET ASSETS   INVESTMENT        RATIO**          RETURN***
               (000S)   LOWEST TO HIGHEST    (000S)    INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------   -----------------  ----------  ------------- ----------------- -----------------
Investments in the
  Deutsche Variable Series I (f)
   Sub-Accounts (continued):
     Deutsche Core Equity VIP A (i)
     2014.....   34      $17.94 - 18.23      $  617        1.06%        0.70 - 0.80%    10.93  -  11.04%
     2013.....   37       16.17 - 16.42         611        1.25         0.70 - 0.80     36.23  -  36.37
     2012.....   32       11.87 - 12.04         382        1.23         0.70 - 0.80     14.89  -  15.00
     2011.....   39       10.33 - 10.47         405        1.17         0.70 - 0.80     (0.94) -  (0.84)
     2010.....   40       10.43 - 10.56         419        1.66         0.70 - 0.80     13.48  -  13.60

     Deutsche Global Small Cap VIP A (j)
     2014.....   31       33.45 - 33.99       1,063        0.84         0.70 - 0.80     (4.90) -  (4.80)
     2013.....   33       35.17 - 35.71       1,176        0.63         0.70 - 0.80     34.85  -  34.99
     2012.....   38       26.08 - 26.45       1,001        0.67         0.70 - 0.80     14.45  -  14.56
     2011.....   46       22.79 - 23.09       1,054        1.62         0.70 - 0.80    (10.62) - (10.53)
     2010.....   42       25.49 - 25.81       1,091        0.43         0.70 - 0.80     25.63  -  25.75

     Deutsche International VIP A (k)
     2014.....   18       11.65 - 11.84         217        1.96         0.70 - 0.80    (12.47) - (12.38)
     2013.....   22       13.31 - 13.52         290        4.65         0.70 - 0.80     19.27  -  19.39
     2012.....   29       11.16 - 11.32         324        2.13         0.70 - 0.80     19.68  -  19.80
     2011.....   31        9.33 -  9.45         289        1.84         0.70 - 0.80    (17.34) - (17.25)
     2010.....   34       11.28 - 11.42         385        2.31         0.70 - 0.80      0.81  -   0.91

Investments in the
  Deutsche Variable Series II (l)
   Sub-Accounts:
     Deutsche Global Income Builder VIP A II (m)
     2014.....   78       15.38 - 15.53       1,204        3.18         0.70 - 0.80      3.00  -   3.10
     2013.....   87       14.93 - 15.07       1,310        2.13         0.70 - 0.80     15.69  -  15.81
     2012.....   97       12.91 - 13.01       1,263        1.55         0.70 - 0.80     12.07  -  12.19
     2011.....  102       11.52 - 11.60       1,185        1.62         0.70 - 0.80     (2.21) -  (2.11)
     2010.....  122       11.78 - 11.85       1,442        3.00         0.70 - 0.80     10.34  -  10.45

(f) Previously known as DWS Variable Series I
(i) Previously known as DWS Core Equity VIP A
(j) Previously known as DWS Global Small Cap Growth VIP A
(k) Previously known as DWS International VIP A
(l) Previously known as DWS Variable Series II
(m) Previously known as DWS Global Income Builder VIP A II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Deutsche Variable Series II (l)
   Sub-Accounts (continued):
     Deutsche Money Market VIP A II (n)
     2014...   16    $10.21 - 10.30      $163        0.01%        0.70 - 0.80%    (0.79) -  (0.69)%
     2013...   16     10.29 - 10.37       169        0.01         0.70 - 0.80     (0.79) -  (0.69)
     2012...   17     10.37 - 10.44       173        0.01         0.70 - 0.80     (0.79) -  (0.69)
     2011...   25     10.46 - 10.51       259        0.01         0.70 - 0.80     (0.79) -  (0.69)
     2010...   34     10.54 - 10.59       355        0.01         0.70 - 0.80     (0.79) -  (0.69)

     Deutsche Small Mid Cap Growth VIP A II (o)
     2014...   22     18.38 - 18.56       403          --         0.70 - 0.80      4.85  -   4.96
     2013...   22     17.53 - 17.69       384        0.12         0.70 - 0.80     41.64  -  41.78
     2012...   23     12.38 - 12.47       282          --         0.70 - 0.80     13.43  -  13.55
     2011...   30     10.91 - 10.99       324        0.52         0.70 - 0.80     (4.67) -  (4.58)
     2010...   32     11.45 - 11.51       368          --         0.70 - 0.80     28.41  -  28.53

Investments in the
  Dreyfus Socially Responsible Growth Fund, Inc.
   Sub-Account:
     Dreyfus Socially Responsible Growth Fund
     2014...    1     16.20 - 16.79        22        1.03         1.15 - 1.37     11.91  -  12.16
     2013...    1     14.48 - 14.97        20        1.25         1.15 - 1.37     32.52  -  32.81
     2012...    1     10.59 - 11.27        15        0.82         1.15 - 1.59     10.20  -  10.69
     2011...    1      9.61 - 10.18        14        1.02         1.15 - 1.59     (0.69) -  (0.25)
     2010...    2      8.39 - 10.21        18        0.65         1.15 - 1.60     12.98  -  13.50

Investments in the
  Dreyfus Stock Index Fund
   Sub-Account:
     Dreyfus Stock Index Fund
     2014...   32     15.99 - 19.65       604        1.74         1.15 - 1.85     11.33  -  12.13
     2013...   33     14.36 - 17.52       555        1.84         1.15 - 1.85     29.59  -  30.52
     2012...   35     11.08 - 13.43       451        2.07         1.15 - 1.85     13.59  -  14.41
     2011...   39      9.76 - 11.74       442        1.88         1.15 - 1.85     (0.00) -   0.72
     2010...   42      9.76 - 11.65       472        1.80         1.15 - 1.85     12.72  -  13.53

(l) Previously known as DWS Variable Series II
(n) Previously known as DWS Money Market VIP A II
(o) Previously known as DWS Small Mid Cap Growth VIP A II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                          AT DECEMBER 31,                        FOR THE YEAR ENDED DECEMBER 31,
                --------------------------------------- ------------------------------------------------
                           ACCUMULATION                                    EXPENSE            TOTAL
                UNITS       UNIT VALUE       NET ASSETS  INVESTMENT        RATIO**          RETURN***
                (000S)   LOWEST TO HIGHEST     (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                ------   -----------------   ---------- ------------- ----------------- -----------------
Investments in the
  Dreyfus Variable Investment Fund
   Sub-Accounts:
     VIF Growth & Income
     2014......    5      $16.79 - 19.49      $    92        0.77%       1.15 - 2.00%     7.87  -   8.82%
     2013......    5       15.57 - 17.91           90        0.90        1.15 - 2.00     34.05  -  35.22
     2012......    6       11.61 - 13.25           75        1.37        1.15 - 2.00     15.71  -  16.72
     2011......    8       10.04 - 11.35           88        1.26        1.15 - 2.00     (4.73) -  (3.90)
     2010......   11       10.53 - 11.81          126        1.13        1.15 - 2.00     16.24  -  17.25

     VIF Money Market
     2014......   33        9.43 - 11.50          341       <0.01        1.15 - 1.85     (1.85) -  (1.14)
     2013......   40        9.60 - 11.63          425          --        1.15 - 1.85     (1.85) -  (1.14)
     2012......   47        9.78 - 11.76          506          --        1.15 - 1.85     (1.85) -  (1.15)
     2011......   53        9.97 - 11.90          577        0.01        1.15 - 1.85     (1.84) -  (1.13)
     2010......   65       10.16 - 12.04          703        0.01        1.15 - 1.85     (1.84) -  (1.13)

Investments in the
  Federated Insurance Series
   Sub-Account:
     Federated Prime Money Fund II
     2014......  416        9.43 - 11.11        4,847          --        1.15 - 1.85     (1.85) -  (1.14)
     2013......  481        9.60 - 11.24        5,678          --        1.15 - 1.85     (1.85) -  (1.14)
     2012......  589        9.79 - 11.37        7,077          --        1.15 - 1.85     (1.86) -  (1.15)
     2011......  727        9.97 - 11.50        8,816          --        1.15 - 1.85     (1.84) -  (1.14)
     2010......  917       10.16 - 11.64       11,242          --        1.15 - 1.85     (1.85) -  (1.14)

Investments in the
  Fidelity Variable Insurance Products Fund
   Sub-Accounts:
     VIP Contrafund
     2014......  181       20.26 - 31.13        4,509        0.86        1.15 - 1.65     10.11  -  10.66
     2013......  238       21.07 - 28.13        5,318        1.05        1.15 - 1.65     29.14  -  29.79
     2012......  263       14.25 - 21.67        4,535        1.29        1.15 - 1.65      0.03  -  15.08
     2011......  322       14.25 - 18.83        4,845        0.92        1.15 - 1.65     (3.64) -   9.76
     2010......  417       14.86 - 19.54        6,552        1.11        1.15 - 1.65     15.30  -  15.88

     VIP Equity-Income
     2014......   39       17.39 - 21.15          773        2.74        1.15 - 1.65      6.94  -   7.48
     2013......   44       16.27 - 19.67          813        2.40        1.15 - 1.65     26.05  -  26.68
     2012......   54       12.90 - 15.53          784        2.81        1.15 - 1.65     15.38  -  15.96
     2011......   73       11.18 - 13.39          920        2.38        1.15 - 1.65     (0.68) -  (0.18)
     2010......   86       11.26 - 13.42        1,087        1.64        1.15 - 1.65     13.27  -  13.83

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund
   Sub-Accounts (continued):
     VIP Growth
     2014............  231    $11.07 - 18.99     $3,462       0.18%        1.15 - 1.65%     9.48  -  10.03%
     2013............  261     13.10 - 17.26      3,578       0.28         1.15 - 1.65     34.11  -  34.78
     2012............  281      9.77 - 12.81      2,865       0.60         1.15 - 1.65     12.81  -  13.37
     2011............  321      8.66 - 11.30      2,909       0.35         1.15 - 1.65     (0.94) -  27.74
     2010............  384      8.79 - 11.40      3,521       0.25         1.15 - 1.65     22.14  -  22.75

     VIP High Income
     2014............   33     15.43 - 17.04        520       5.07         1.15 - 1.65     (0.50) -  (0.00)
     2013............   43     15.51 - 17.04        674       5.29         1.15 - 1.65      4.21  -   4.74
     2012............   54     14.88 - 16.27        809       5.02         1.15 - 1.65     12.35  -  12.92
     2011............   77     13.24 - 14.41      1,015       6.20         1.15 - 1.65      2.33  -   2.84
     2010............   98     12.94 - 14.01      1,259       7.33         1.15 - 1.65     11.96  -  12.52

     VIP Index 500
     2014............  246     14.18 - 15.75      3,923       1.48         1.15 - 1.65     11.71  -  12.27
     2013............  309     14.03 - 14.31      4,399       1.85         1.15 - 1.65     30.08  -  30.73
     2012............  350     10.73 - 11.00      3,821       2.01         1.15 - 1.65     14.01  -  14.59
     2011............  421      9.36 -  9.65      4,029       1.77         1.15 - 1.65      0.87  -  13.09
     2010............  536      9.28 -  9.61      5,108       1.80         1.15 - 1.65     13.14  -  13.71

     VIP Investment Grade Bond
     2014............   63     18.78 - 19.37      1,215       2.20         1.25 - 1.45      4.30  -   4.51
     2013............   64     18.01 - 18.53      1,186       2.26         1.25 - 1.45     (3.19) -  (3.00)
     2012............   71     18.60 - 19.10      1,354       2.18         1.25 - 1.45      4.58  -   6.99
     2011............   83     17.38 - 18.27      1,515       2.74         1.25 - 1.65      5.58  -   6.00
     2010............  121     16.46 - 17.23      2,071       3.33         1.25 - 1.65      6.04  -   6.47

     VIP Overseas
     2014............   55     11.22 - 11.61        721       1.10         1.15 - 1.65     (9.58) -  (9.13)
     2013............   80     12.78 - 14.78      1,155       1.30         1.15 - 1.65     28.30  -  28.95
     2012............   84      9.67 -  9.91        946       1.90         1.15 - 1.65     18.76  -  19.36
     2011............   99      8.15 -  8.30        935       1.29         1.15 - 1.65    (18.52) - (18.11)
     2010............  128     10.14 - 11.91      1,479       1.30         1.15 - 1.65     11.82  -  32.53

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts:
     VIP Asset Manager Growth (Service Class 2)
     2014.........     1   $15.05 - 15.05    $    13       0.81%        1.60 - 1.60%     3.86  -   3.86%
     2013.........     1    14.49 - 14.49         13       0.24         1.60 - 1.60     20.14  -  20.14
     2012.........     5    12.06 - 12.43         56       1.17         1.35 - 1.60     13.27  -  13.56
     2011.........     5    10.65 - 10.94         49       1.02         1.35 - 1.60     (7.95) -  (7.72)
     2010.........     8    11.57 - 11.86         95       0.77         1.35 - 1.60     14.17  -  14.46

     VIP Contrafund (Service Class 2)
     2014......... 2,424    16.30 - 18.27     43,004       0.66         1.29 - 2.59      8.76  -  10.21
     2013......... 3,152    14.79 - 16.80     50,943       0.76         1.29 - 2.59     27.56  -  29.26
     2012......... 4,188    11.44 - 13.17     52,723       1.06         1.29 - 2.59     13.13  -  14.64
     2011......... 5,398     9.98 - 11.64     58,993       0.72         1.29 - 2.59     (4.04) -  19.05
     2010......... 6,781    10.40 - 12.29     77,662       0.94         1.29 - 2.59     13.90  -  15.42

     VIP Equity-Income (Service Class 2)
     2014.........    37    16.83 - 17.51        617       2.58         1.35 - 2.00      6.31  -   7.02
     2013.........    41    15.72 - 16.47        640       2.11         1.35 - 2.00     25.27  -  26.10
     2012.........    54    12.47 - 13.15        662       2.79         1.35 - 2.00     14.71  -  15.47
     2011.........    65    10.80 - 11.46        691       2.08         1.35 - 2.00     (1.35) -  (0.70)
     2010.........    84    10.87 - 11.62        908       1.42         1.35 - 2.00     12.62  -  13.37

     VIP Freedom 2010 Portfolio (Service Class 2)
     2014.........   317    12.55 - 14.02      4,308       1.18         1.29 - 2.54      1.56  -   2.87
     2013.........   438    12.36 - 13.63      5,815       1.20         1.29 - 2.54     10.32  -  11.74
     2012.........   659    11.20 - 12.19      7,849       1.60         1.29 - 2.54      8.74  -  10.14
     2011.........   804    10.30 - 11.07      8,729       1.84         1.29 - 2.54     (2.95) -  (1.71)
     2010.........   834    10.61 - 11.26      9,258       1.83         1.29 - 2.54      9.69  -  11.09

     VIP Freedom 2020 Portfolio (Service Class 2)
     2014.........   290.   12.72 - 13.90..    3,912..      1.22....    1.29 - 2.29...   2.20  -   3.25.
     2013.........   397.   12.45 - 13.46..    5,203..      1.42....    1.29 - 2.29...  12.99  -  14.14.
     2012.........   499.   11.02 - 11.79..    5,753..      1.70....    1.29 - 2.29...  10.48  -  11.61.
     2011.........   595.    9.97 - 10.57..    6,166..      1.86....    1.29 - 2.29... (3.50) -  (2.51).
     2010.........   671.   10.33 - 10.84..    7,168..      1.83....    1.29 - 2.29...  11.71  -  12.85.

     VIP Freedom 2030 Portfolio (Service Class 2)
     2014.........   158.   13.37 - 14.09..    2,173..      1.21....    1.29 - 1.89...   2.76  -   3.39.
     2013.........   197.   13.01 - 13.63..    2,623..      1.45....    1.29 - 1.89...  19.11  -  19.84.
     2012.........   219.   10.92 - 11.37..    2,448..      1.98....    1.29 - 1.89...  13.00  -  13.69.
     2011.........   220.    9.66 - 10.00..    2,169..      1.47....    1.29 - 1.89... (4.66) -  (4.08).
     2010.........   346.   10.14 - 10.43..    3,560..      1.84....    1.29 - 1.89...  13.70  -  14.40.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                           AT DECEMBER 31,                           FOR THE YEAR ENDED DECEMBER 31,
                 ------------------------------------------ ------------------------------------------------
                              ACCUMULATION                                     EXPENSE            TOTAL
                 UNITS         UNIT VALUE        NET ASSETS  INVESTMENT        RATIO**          RETURN***
                 (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                 ------     -----------------    ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts (continued):
     VIP Freedom Income Portfolio (Service Class 2)
     2014.......   120       $11.78 - 12.76       $ 1,487       1.13%        1.29 - 2.19%     1.27  -   2.20%
     2013.......   152        11.64 - 12.48         1,856       1.09         1.29 - 2.19      2.90  -   3.85
     2012.......   207        11.31 - 12.02         2,445       1.06         1.29 - 2.19      4.53  -   4.88
     2011.......   281        10.82 - 11.46         3,164       1.61         1.29 - 2.29     (0.93) -   0.08
     2010.......   285        10.92 - 11.45         3,213       1.52         1.29 - 2.29      4.80  -   5.87

     VIP Growth (Service Class 2)
     2014.......    11        13.28 - 14.23           158         --         1.35 - 1.85      8.96  -   9.51
     2013.......    11        12.19 - 13.00           145       0.05         1.35 - 1.85     33.49  -  34.17
     2012.......    12         9.13 -  9.69           117       0.35         1.35 - 1.85     12.28  -  12.85
     2011.......    14         8.13 -  8.58           120       0.10         1.35 - 1.85     (1.88) -  (1.38)
     2010.......    27         8.29 -  8.70           235       0.03         1.35 - 1.85     21.57  -  22.19

     VIP Growth & Income (Service Class 2)
     2014.......   356        16.34 - 18.58         6,354       1.02         1.29 - 2.59      7.37  -   8.81
     2013.......   761        15.22 - 17.07        12,624       1.61         1.29 - 2.59     29.80  -  31.53
     2012.......   906        11.72 - 12.98        11,479       2.01         1.29 - 2.59     15.18  -  16.72
     2011....... 1,028        10.18 - 11.12        11,194       1.76         1.29 - 2.59     (1.26) -   0.05
     2010.......   903        10.31 - 11.11         9,825       0.45         1.29 - 2.59     11.58  -  13.07

     VIP Growth Stock (Service Class 2)
     2014.......    87        16.68 - 18.46         1,550       0.52         1.29 - 2.44      9.59  -  10.88
     2013.......    95        15.22 - 16.65         1,546       0.31         1.29 - 2.44     29.99  -  32.88
     2012.......    92        11.71 - 12.53         1,128       0.58         1.29 - 2.29     15.46  -  16.65
     2011.......   125        10.14 - 10.74         1,315         --         1.29 - 2.29     (1.85) -  (0.84)
     2010.......   233        10.33 - 10.83         2,481         --         1.29 - 2.29     17.03  -  18.22

     VIP High Income (Service Class 2)
     2014.......   238        14.61 - 16.37         3,846       5.00         1.29 - 2.44     (1.56) -  (0.40)
     2013.......   307        14.84 - 16.43         4,993       5.35         1.29 - 2.44      3.12  -   4.33
     2012.......   365        14.39 - 15.75         5,701       5.34         1.29 - 2.44     11.18  -  12.50
     2011.......   466        12.95 - 14.00         6,476       6.41         1.29 - 2.44      1.19  -   2.38
     2010.......   561        12.79 - 13.67         7,633       7.13         1.29 - 2.44     10.90  -  12.21

     VIP Index 500 (Service Class 2)
     2014.......   499        14.87 - 16.47         7,965       1.31         1.29 - 2.44     10.52  -  11.83
     2013.......   644        13.46 - 14.73         9,263       1.82         1.29 - 2.44     28.69  -  30.21
     2012.......   598        10.46 - 11.31         6,649       1.86         1.29 - 2.44     12.80  -  14.14
     2011.......   684         9.27 -  9.91         6,687       1.70         1.29 - 2.44     (0.69) -   0.47
     2010.......   757         9.34 -  9.86         7,385       1.58         1.29 - 2.44     11.93  -  13.25

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                         AT DECEMBER 31,                        FOR THE YEAR ENDED DECEMBER 31,
               --------------------------------------- ------------------------------------------------
                          ACCUMULATION                                    EXPENSE            TOTAL
               UNITS       UNIT VALUE      NET ASSETS   INVESTMENT        RATIO**          RETURN***
               (000S)   LOWEST TO HIGHEST    (000S)    INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------   -----------------  ----------  ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts (continued):
     VIP Investment Grade Bond (Service Class 2)
     2014.....    <1     $15.23 - 15.23     $     1        1.71%        1.50 - 1.50%     4.03  -   4.03%
     2013.....    <1      14.64 - 14.64           2        2.40         1.50 - 1.50     (3.54) -  (3.54)
     2012.....    <1      15.18 - 15.18           2        2.19         1.50 - 1.50      4.02  -   4.02
     2011.....    <1      14.59 - 14.59           1        3.10         1.50 - 1.50      5.43  -   5.43
     2010.....    <1      13.84 - 13.84           1        3.47         1.50 - 1.50      5.93  -   5.93

     VIP Mid Cap (Service Class 2)
     2014.....   672      16.43 - 19.95      12,151        0.02         1.29 - 2.44      3.44  -   4.66
     2013.....   869      15.70 - 19.29      15,307        0.26         1.29 - 2.44     34.12  -  34.13
     2012..... 1,098      11.70 - 14.38      14,508        0.37         1.29 - 2.59     11.59  -  13.08
     2011..... 1,353      10.35 - 12.89      15,901        0.02         1.29 - 2.59    (12.00) -  16.59
     2010..... 1,728      11.76 - 14.84      23,239        0.12         1.29 - 2.59     25.25  -  26.91

     VIP Money Market (Service Class 2)
     2014.....   880       8.92 -  9.40       8,471        0.01         1.25 - 2.59     (2.58) -  (1.23)
     2013.....   961       9.16 -  9.52       9,439        0.01         1.25 - 2.59     (2.58) -  (1.23)
     2012..... 1,363       9.40 -  9.64      13,578        0.01         1.25 - 2.59     (2.59) -  (1.24)
     2011..... 1,590       9.65 -  9.76      16,085        0.01         1.25 - 2.59     (2.57) -  (1.23)
     2010..... 1,777       9.88 -  9.90      18,304        0.01         1.25 - 2.59     (2.52) -  (1.17)

     VIP Overseas (Service Class 2)
     2014.....     2      12.59 - 13.49          34        1.07         1.35 - 1.85     (9.99) -  (9.53)
     2013.....     3      13.98 - 14.91          41        1.10         1.35 - 1.85     27.76  -  28.41
     2012.....     3      10.95 - 11.61          33        1.65         1.35 - 1.85     18.15  -  18.75
     2011.....     3       9.26 -  9.78          32        1.02         1.35 - 1.85    (18.87) - (18.45)
     2010.....     4      11.42 - 11.99          55        0.77         1.35 - 1.85     10.74  -  11.31

Investments in the
  Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts:
     Franklin Flex Cap Growth VIP (p)
     2014.....   107      16.27 - 18.14       1,855          --         1.29 - 2.39      3.57  -   4.74
     2013.....   140      15.71 - 17.32       2,339          --         1.29 - 2.39     35.71  -  36.33
     2012.....   211      11.53 - 12.76       2,621          --         1.29 - 2.59      6.43  -   7.85
     2011.....   277      10.83 - 11.83       3,204          --         1.29 - 2.59     (7.26) -  (6.03)
     2010.....   344      11.68 - 12.59       4,240          --         1.29 - 2.59     13.19  -  14.70

(p) Previously known as Franklin Flex Cap Growth Securities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                         AT DECEMBER 31,                         FOR THE YEAR ENDED DECEMBER 31,
               ---------------------------------------- ------------------------------------------------
                          ACCUMULATION                                     EXPENSE            TOTAL
               UNITS       UNIT VALUE       NET ASSETS   INVESTMENT        RATIO**          RETURN***
               (000S)   LOWEST TO HIGHEST     (000S)    INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------   -----------------   ----------  ------------- ----------------- -----------------
Investments in the
  Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts (continued):
     Franklin Growth and Income VIP (q)
     2014.....  1,199    $19.69 - 23.41      $ 27,038       2.44%        1.29 - 2.69%     6.20  -   7.73%
     2013.....  1,486     18.54 - 21.73        31,193       2.61         1.29 - 2.69     26.12  -  27.93
     2012.....  1,922     14.70 - 16.99        31,623       2.92         1.29 - 2.69      9.21  -  10.78
     2011.....  2,360     13.46 - 15.33        35,184       3.65         1.29 - 2.69     (0.34) -   1.09
     2010.....  3,006     13.51 - 15.17        44,508       3.52         1.29 - 2.69     13.54  -  15.17

     Franklin High Income VIP (r)
     2014.....    535     15.30 - 17.65         9,073       6.11         1.28 - 2.59     (2.61) -  (1.30)
     2013.....    595     15.71 - 17.89        10,280       7.20         1.28 - 2.59      5.04  -   6.46
     2012.....    692     14.95 - 16.80        11,252       7.10         1.28 - 2.59     12.56  -  14.09
     2011.....    747     13.29 - 14.73        10,675       6.20         1.28 - 2.59      1.86  -   3.23
     2010.....    893     13.04 - 14.26        12,422       6.47         1.28 - 2.59     10.33  -  11.82

     Franklin Income VIP (s)
     2014.....  6,536     15.82 - 18.25       115,409       5.20         1.28 - 2.59      1.91  -   3.29
     2013.....  7,996     15.52 - 17.67       137,214       6.35         1.28 - 2.59     10.99  -  12.49
     2012.....  9,738     13.98 - 15.71       149,063       6.56         1.28 - 2.59      9.73  -  11.22
     2011..... 11,831     12.74 - 14.13       163,349       5.78         1.28 - 2.59     (0.26) -   1.08
     2010..... 14,345     12.78 - 13.97       196,462       6.57         1.28 - 2.59      9.76  -  11.24

     Franklin Large Cap Growth VIP (t)
     2014.....  1,756     14.67 - 16.71        28,433       1.12         1.29 - 2.54      9.60  -  11.01
     2013.....  2,324     13.38 - 15.06        34,052       1.07         1.29 - 2.54     25.37  -  26.98
     2012.....  3,073     10.67 - 11.86        35,616       0.84         1.29 - 2.54      9.51  -  10.92
     2011.....  3,694      9.75 - 10.69        38,730       0.66         1.29 - 2.54     (4.00) -  (2.77)
     2010.....  4,420     10.19 - 10.99        47,797       0.79         1.29 - 2.49      8.81  -  10.15

     Franklin Mutual Global Discovery VIP (u)
     2014.....    934     14.61 - 16.31        15,527       2.07         1.29 - 2.54      3.02  -   4.34
     2013.....  1,099     14.12 - 15.64        17,621       2.10         1.29 - 2.59     23.89  -  25.97
     2012.....  1,257     11.40 - 12.41        16,188       2.51         1.29 - 2.54     10.47  -  11.89
     2011.....  1,644     10.32 - 11.09        19,043       2.18         1.29 - 2.54     (5.42) -  (4.21)
     2010.....  2,064     10.91 - 11.58        25,013       1.26         1.29 - 2.54      9.12  -  10.51

(q) Previously known as Franklin Growth and Income Securities
(r) Previously known as Franklin High Income Securities
(s) Previously known as Franklin Income Securities
(t) Previously known as Franklin Large Cap Growth Securities
(u) Previously known as Mutual Global Discovery Securities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                         AT DECEMBER 31,                         FOR THE YEAR ENDED DECEMBER 31,
               ---------------------------------------- ------------------------------------------------
                           ACCUMULATION                                    EXPENSE            TOTAL
               UNITS        UNIT VALUE       NET ASSETS  INVESTMENT        RATIO**          RETURN***
               (000S)    LOWEST TO HIGHEST     (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------    -----------------   ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts (continued):
     Franklin Mutual Shares VIP (v)
     2014..... 3,196      $19.43 - 29.64      $ 65,115      1.96%        1.15 - 2.69%     4.24  -   5.90%
     2013..... 3,925       18.64 - 27.99        75,874      2.03         1.15 - 2.69     24.81  -  26.79
     2012..... 5,070       14.94 - 22.07        77,900      2.02         1.15 - 2.69     11.16  -  12.93
     2011..... 6,198       13.44 - 19.54        84,958      2.24         1.15 - 2.69     (3.70) -  (2.17)
     2010..... 7,794       13.95 - 19.98       109,831      1.53         1.15 - 2.69      8.21  -   9.92

     Franklin Small Cap Value VIP (w)
     2014.....   879       20.01 - 28.43        26,531      0.62         1.28 - 2.69     (2.14) -  (0.71)
     2013..... 1,109       20.16 - 29.05        33,819      1.33         1.28 - 2.69     32.58  -  34.51
     2012..... 1,414       14.99 - 21.91        32,367      0.79         1.28 - 2.69     15.20  -  16.88
     2011..... 1,731       12.82 - 19.02        34,175      0.69         1.28 - 2.69     (6.34) -  (4.98)
     2010..... 2,038       13.49 - 20.31        42,888      0.72         1.28 - 2.69     24.78  -  26.59

     Franklin Small-Mid Cap Growth VIP (x)
     2014.....    39       27.74 - 34.53         1,067        --         1.15 - 2.34      4.96  -   6.24
     2013.....    45       26.43 - 32.50         1,155        --         1.15 - 2.34     34.92  -  36.58
     2012.....    78       19.59 - 23.80         1,559        --         1.15 - 2.34      8.25  -   9.58
     2011.....    89       18.09 - 21.72         1,618        --         1.15 - 2.34     (7.16) -  (5.92)
     2010.....   125       19.47 - 23.08         2,427        --         1.15 - 2.34     24.50  -  26.17

     Franklin U.S. Government Securities VIP (y)
     2014..... 1,230       11.18 - 13.02        15,521      2.61         1.29 - 2.69      0.60  -   2.05
     2013..... 1,541       11.11 - 12.76        19,112      2.81         1.29 - 2.69     (4.87) -  (3.50)
     2012..... 2,156       11.68 - 13.22        27,760      2.75         1.29 - 2.69     (0.86) -   0.57
     2011..... 2,352       11.78 - 13.15        30,171      3.05         1.29 - 2.69      2.85  -   4.32
     2010..... 2,990       11.46 - 12.60        36,872      3.27         1.29 - 2.69      2.45  -   3.93

     Templeton Developing Markets VIP (z)
     2014.....   352       21.25 - 27.60        10,815      1.49         1.15 - 2.49    (10.67) -  (9.44)
     2013.....   429       23.46 - 30.89        14,605      1.95         1.15 - 2.49     (3.39) -  (2.20)
     2012.....   528       31.98 - 36.19        18,473      1.38         1.29 - 2.49     10.34  -  11.70
     2011.....   673       28.98 - 32.40        21,178      0.95         1.29 - 2.49    (17.95) - (16.94)
     2010.....   793       35.32 - 39.01        30,100      1.55         1.29 - 2.49     14.66  -  16.07

(v) Previously known as Mutual Shares Securities
(w) Previously known as Franklin Small Cap Value Securities
(x) Previously known as Franklin Small-Mid Cap Growth Securities
(y) Previously known as Franklin U.S. Government
(z) Previously known as Templeton Developing Markets Securities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts (continued):
     Templeton Foreign VIP (aa)
     2014... 3,435   $15.67 - 18.68    $ 63,482      1.87%        1.15 - 2.69%   (13.52) - (12.15)%
     2013... 4,142    17.84 - 21.60      86,941      2.39         1.15 - 2.69     19.66  -  21.56
     2012... 5,152    14.68 - 18.05      89,891      2.99         1.15 - 2.69     15.05  -  16.88
     2011... 6,285    12.56 - 15.69      94,495      1.75         1.15 - 2.69    (13.04) - (11.65)
     2010... 7,286    14.21 - 18.04     124,837      1.81         1.15 - 2.69      5.49  -   7.17

     Templeton Global Bond VIP (ab)
     2014...    50    23.68 - 34.86       1,426      5.58         1.15 - 2.24     (0.45) -   0.67
     2013...    59    23.79 - 34.63       1,667      4.56         1.15 - 2.24     (0.65) -   0.47
     2012...    70    23.95 - 34.47       1,971      6.11         1.15 - 2.24     12.48  -  13.75
     2011...    92    21.29 - 30.30       2,250      5.54         1.15 - 2.24     (3.11) -  (2.00)
     2010...   113    21.69 - 30.92       2,772      1.44         1.15 - 2.69     11.68  -  13.14

     Templeton Growth VIP (ac)
     2014...    45    14.98 - 22.52         956      1.42         1.15 - 1.85     (4.61) -  (3.93)
     2013...    50    15.70 - 23.44       1,111      2.63         1.15 - 1.85     28.40  -  29.33
     2012...    56    12.23 - 18.13         949      2.20         1.15 - 1.85     18.82  -  19.68
     2011...    69    10.29 - 15.15         994      1.34         1.15 - 1.85     (8.69) -  (8.04)
     2010...    85    11.27 - 16.47       1,320      1.28         1.15 - 1.85      5.41  -   6.17

Investments in the
  Goldman Sachs Variable Insurance Trust
   Sub-Accounts:
     VIT Large Cap Value
     2014...   204    14.74 - 16.76       3,282      1.28         1.29 - 2.59     10.01  -  11.48
     2013...   264    13.40 - 15.04       3,836      1.14         1.29 - 2.59     29.78  -  31.51
     2012...   367    10.33 - 11.43       4,086      1.37         1.29 - 2.59     16.04  -  17.59
     2011...   442     8.90 -  9.72       4,186      1.20         1.29 - 2.59     (9.45) -  (8.25)
     2010...   504     9.83 - 10.60       5,230      0.73         1.29 - 2.59      8.32  -   9.76

     VIT Mid Cap Value
     2014...   142    19.14 - 21.33       2,947      0.89         1.29 - 2.39     10.86  -  12.11
     2013...   192    17.26 - 19.03       3,553      0.76         1.29 - 2.39     31.18  -  31.78
     2012...   271    13.10 - 14.50       3,850      1.09         1.29 - 2.59     15.39  -  16.94
     2011...   352    11.35 - 12.40       4,298      0.74         1.29 - 2.59     (8.80) -  (7.58)
     2010...   405    12.45 - 13.42       5,352      0.63         1.29 - 2.59     21.77  -  23.39

(aa) Previously known as Templeton Foreign Securities
(ab) Previously known as Templeton Global Bond Securities
(ac) Previously known as Templeton Growth Securities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Goldman Sachs Variable Insurance Trust
   Sub-Accounts (continued):
     VIT Strategic Growth
     2014.........     1   $12.52 - 19.51    $    24       0.38%        1.15 - 1.65%    11.78  -  12.34%
     2013.........     1    11.20 - 17.36         21       0.41         1.15 - 1.65     30.25  -  30.91
     2012.........     1     8.60 - 13.26         16       0.68         1.15 - 1.65     17.92  -  18.51
     2011.........     2     7.29 - 11.19         16       0.46         1.15 - 1.65     (4.21) -  (3.73)
     2010.........     2     7.61 - 11.63         17       0.29         1.15 - 1.65      8.93  -   9.47

     VIT Small Cap Equity Insights (ad)
     2014.........   354    15.06 - 28.70      5,940       0.64         1.15 - 2.59      4.16  -   5.71
     2013.........   549    14.46 - 27.15      8,757       0.93         1.15 - 2.59     32.11  -  34.07
     2012.........   707    10.94 - 20.25      8,438       1.12         1.15 - 2.59      9.90  -  11.54
     2011.........   863     9.96 - 18.16      9,268       0.78         1.15 - 2.59     (1.93) -  (0.47)
     2010......... 1,062    10.15 - 18.24     11,508       0.52         1.15 - 2.59     26.75  -  28.63

     VIT Strategic International Equity
     2014.........    --     9.58 - 13.82         --       4.55         1.15 - 1.65     (9.06) -  (8.60)
     2013.........    --    10.53 - 10.53         --         --         1.65 - 1.65     22.17  -  22.17
     2012.........    <1     8.62 -  8.62          3       2.21         1.65 - 1.65     19.25  -  19.25
     2011.........    <1     7.23 -  7.23          2       3.52         1.65 - 1.65    (16.44) - (16.44)
     2010.........    <1     8.65 -  8.65          3       1.44         1.65 - 1.65      8.56  -   8.56

     VIT U.S. Equity Insights (ae)
     2014.........   279    16.11 - 18.32      4,935       1.28         1.29 - 2.59     13.35  -  14.86
     2013.........   375    14.21 - 15.95      5,793       1.04         1.29 - 2.59     33.96  -  35.75
     2012.........   541    10.61 - 11.75      6,183       1.73         1.29 - 2.59     11.49  -  12.98
     2011.........   645     9.52 - 10.40      6,544       1.65         1.29 - 2.59      1.36  -   2.71
     2010.........   799     9.39 - 10.12      7,921       1.40         1.29 - 2.59      9.92  -  11.39

Investments in the
  Invesco Investment Services
   Sub-Accounts:
     Invesco V.I. American Franchise
     2014......... 5,740    10.90 - 16.61     86,128       0.04         0.70 - 2.30      5.97  -   7.68
     2013......... 6,845    10.12 - 15.68     93,981       0.42         0.70 - 2.30     36.95  -  39.16
     2012......... 7,873     7.28 - 11.45     78,332         --         0.70 - 2.30     11.14  -  12.94
     2011......... 2,954     6.44 - 10.30     26,873         --         0.70 - 2.30     (8.31) -  (6.83)
     2010......... 2,775     6.91 - 11.23     25,826         --         0.70 - 2.30     17.12  -  19.01

(ad) Previously known as VIT Structured Small Cap Equity
(ae) Previously known as VIT Structured U.S. Equity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services
   Sub-Accounts (continued):
     Invesco V.I. American Value
     2014........ 1,921   $21.77 - 30.21    $ 45,106      0.44%        0.70 - 2.69%     6.80  -   8.99%
     2013........ 2,294    20.38 - 27.72      49,879      0.65         0.70 - 2.69     30.66  -  33.33
     2012........ 2,761    15.60 - 20.79      45,487      0.70         0.70 - 2.69     14.14  -  16.49
     2011........ 3,356    13.67 - 17.85      47,938      0.66         0.70 - 2.69     (1.79) -   0.22
     2010........ 4,243    13.92 - 17.81      61,101      0.91         0.70 - 2.69     18.96  -  21.39

     Invesco V.I. Comstock
     2014........ 1,429    18.82 - 22.85      29,816      1.31         0.70 - 2.30      6.90  -   8.62
     2013........ 1,699    17.61 - 21.03      32,923      1.63         0.70 - 2.30     32.88  -  35.03
     2012........ 2,038    13.25 - 15.58      29,458      1.69         0.70 - 2.30     16.52  -  18.40
     2011........ 2,480    11.37 - 13.16      30,516      1.65         0.70 - 2.30     (4.07) -  (2.52)
     2010........ 3,006    11.86 - 13.50      38,273      0.13         0.70 - 2.30     13.34  -  15.17

     Invesco V.I. Core Equity
     2014........ 4,153    15.23 - 17.35      84,651      0.83         0.70 - 2.20      5.79  -   7.39
     2013........ 4,780    14.40 - 16.15      90,978      1.39         0.70 - 2.20     26.44  -  28.35
     2012........ 5,459    11.39 - 12.59      81,396      0.97         0.70 - 2.20     11.40  -  13.09
     2011........ 6,319    10.22 - 11.13      83,568      0.94         0.70 - 2.20     (2.23) -  (0.76)
     2010........ 7,679    10.46 - 11.22     102,270      0.92         0.70 - 2.20      7.17  -   8.79

     Invesco V.I. Diversified Dividend
     2014........ 3,399    15.96 - 20.45     152,078      1.66         0.70 - 2.05     10.54  -  12.04
     2013........ 3,919    14.44 - 18.26     157,003      2.28         0.70 - 2.05     28.38  -  30.12
     2012........ 4,565    11.25 - 14.03     141,411      2.02         0.70 - 2.05     16.31  -  17.90
     2011........ 5,321    9.67  - 11.90     140,368      1.74         0.70 - 2.05     (1.83) -  (0.49)
     2010........ 6,213    9.85  - 11.96     166,267      1.75         0.70 - 2.05      8.24  -   9.71

     Invesco V.I. Diversified Income
     2014........   555    13.41 - 14.34       8,064      4.98         1.10 - 1.85      6.03  -   6.85
     2013........   624    12.64 - 13.42       8,506      4.53         1.10 - 1.85     (1.80) -  (1.04)
     2012........   731    12.88 - 13.57      10,091      4.66         1.10 - 1.85      8.66  -   9.50
     2011........   775    11.85 - 12.39       9,818      5.44         1.10 - 1.85      5.05  -   5.85
     2010........   831    11.28 - 11.70      10,007      5.69         1.10 - 1.85      8.01  -   8.84

     Invesco V.I. Equity and Income
     2014........ 1,488    19.54 - 23.28      27,029      1.73         0.83 - 1.98      6.90  -   8.13
     2013........ 1,670    18.28 - 21.92      28,119      1.59         0.70 - 1.98     23.77  -  24.31
     2012........ 1,888    14.77 - 17.64      25,806      1.87         0.70 - 2.05     10.29  -  11.79
     2011 (az)... 2,160    13.39 - 15.78      26,442      0.60         0.70 - 2.05     (9.19) -  (8.36)

(az) For the period beginning April 29, 2011 and ended December 31, 2011

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services
   Sub-Accounts (continued):
     Invesco V.I. Global Core Equity
     2014... 1,498   $12.88 - 16.06    $32,900       1.96%        0.70 - 2.05%    (1.35) -  (0.01)%
     2013... 1,754    13.06 - 16.06     38,615       1.91         0.70 - 2.05     20.02  -  21.65
     2012... 2,028    10.88 - 13.20     36,934       2.45         0.70 - 2.05     11.44  -  12.95
     2011... 2,401    9.76  - 11.69     39,167       0.00         0.70 - 2.05    (18.36) - (11.58)
     2010...     2    10.04 - 10.54         21       1.85         1.35 - 1.85      8.90  -   9.45

     Invesco V.I. Government Securities
     2014...   526    15.11 - 17.04      8,619       3.01         1.10 - 1.70      2.38  -   3.00
     2013...   625    14.76 - 16.55      9,973       3.43         1.10 - 1.70     (4.26) -  (3.69)
     2012...   745    15.42 - 17.18     12,302       3.05         1.10 - 1.70      0.74  -   1.35
     2011...   829    15.30 - 16.95     13,545       3.33         1.10 - 1.70      6.10  -   6.73
     2010...   923    14.42 - 15.88     14,330       4.73         1.10 - 1.70      3.63  -   4.25

     Invesco V.I. High Yield
     2014...   835    9.83  - 11.71     14,530       4.45         0.70 - 1.98     (0.27) -   1.02
     2013...   993    9.73  - 11.74     17,193       7.49         0.70 - 1.98      5.03  -   5.84
     2012...   429    15.63 - 18.06      6,535       4.87         1.10 - 1.85     15.00  -  15.89
     2011...   460    13.49 - 15.70      6,091       7.12         1.10 - 1.85     (0.90) -  (0.14)
     2010...   517    13.51 - 15.85      6,884       9.49         1.10 - 1.85     11.47  -  12.33

     Invesco V.I. International Growth
     2014... 1,006    13.92 - 19.40     20,589       1.58         1.10 - 1.70     (1.36) -  (0.77)
     2013... 1,126    14.11 - 19.55     23,317       1.19         1.10 - 1.70     17.01  -  17.71
     2012... 1,246    12.06 - 16.61     22,031       1.43         1.10 - 1.70     13.58  -  14.27
     2011... 1,441    10.62 - 14.54     22,402       1.66         1.10 - 1.70     (8.31) -  (7.76)
     2010... 1,664    11.58 - 15.76     28,061       2.11         1.10 - 1.70     10.96  -  11.63

     Invesco V.I. Managed Volatility (af)
     2014...   261    24.25 - 25.86      6,546       2.93         1.10 - 1.70     18.54  -  19.25
     2013...   276    20.46 - 21.68      5,821       2.95         1.10 - 1.70      8.89  -   9.55
     2012...   311    18.79 - 19.79      6,002       3.19         1.10 - 1.70      1.86  -   2.47
     2011...   341    18.45 - 19.32      6,433       3.18         1.10 - 1.70     14.49  -  15.18
     2010...   393    16.11 - 16.77      6,462       3.41         1.10 - 1.70      4.51  -   5.14

     Invesco V.I. Mid Cap Core Equity
     2014...   510    16.83 - 24.70     10,887       0.04         1.10 - 2.20      2.16  -   3.29
     2013...   585    16.48 - 23.92     12,044       0.71         1.10 - 2.20     26.01  -  27.41
     2012...   659    13.08 - 18.77     10,748       0.06         1.10 - 2.20      8.53  -   9.74
     2011...   781    12.05 - 17.11     11,587       0.29         1.10 - 2.20     (8.41) -  (7.40)
     2010...   945    13.15 - 18.47     15,213       0.52         1.10 - 2.20     11.63  -  12.87

(af) Previously known as Invesco V.I. Utilities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services
   Sub-Accounts (continued):
     Invesco V.I. Mid Cap Growth
     2014........   348   $17.46 - 25.87    $ 8,107        -- %        1.10 - 1.70%     6.22  -   6.86%
     2013........   391    16.44 - 24.21      8,533       0.42         1.10 - 1.70     34.71  -  35.52
     2012 (ba)...   429    12.20 - 17.86      6,892         --         1.10 - 1.70     (2.85) -  (2.45)

     Invesco V.I. Money Market
     2014........   517     9.82 - 11.55      5,842       0.01         1.10 - 1.70     (1.67) -  (1.08)
     2013........   718     9.99 - 11.67      8,195       0.03         1.10 - 1.70     (1.65) -  (1.06)
     2012........   904    10.16 - 11.80     10,400       0.03         1.10 - 1.70     (1.66) -  (1.07)
     2011........ 1,111    10.33 - 11.93     12,939       0.05         1.10 - 1.70     (1.63) -  (1.04)
     2010........ 1,254    10.50 - 12.05     14,866       0.18         1.10 - 1.70     (1.51) -  (0.92)

     Invesco V.I. S&P 500 Index
     2014........ 1,882    14.74 - 16.93     34,156       1.83         0.70 - 2.05     11.02  -  12.53
     2013........ 2,066    13.28 - 15.04     33,532       2.03         0.70 - 2.05     29.23  -  30.99
     2012........ 2,391    10.27 - 11.48     29,851       2.07         0.70 - 2.05     13.31  -  14.85
     2011........ 2,722     9.07 - 10.00     29,967       1.94         0.70 - 2.05     (0.21) -   1.14
     2010........ 3,123     9.09 -  9.89     34,211       1.91         0.70 - 2.05     12.54  -  14.07

     Invesco V.I. Technology
     2014........   163    17.67 - 18.84      2,965         --         1.10 - 1.70      9.18  -   9.84
     2013........   177    16.18 - 17.15      2,947         --         1.10 - 1.70     23.04  -  23.78
     2012........   177    13.15 - 13.86      2,387         --         1.10 - 1.70      9.40  -  10.06
     2011........   193    12.02 - 12.59      2,371       0.19         1.10 - 1.70     (6.65) -  (6.09)
     2010........   214    12.88 - 13.41      2,815         --         1.10 - 1.70     19.26  -  19.98

     Invesco V.I. Value Opportunities
     2014........   465    15.72 - 17.02      7,599       1.40         1.10 - 1.70      4.82  -   5.45
     2013........   508    14.99 - 16.14      7,894       1.49         1.10 - 1.70     31.50  -  32.29
     2012........   559    11.40 - 12.20      6,590       1.50         1.10 - 1.70     15.72  -  16.41
     2011........   681    9.85  - 10.48      6,910       0.85         1.10 - 1.70     (4.68) -  (4.11)
     2010........   808    10.34 - 10.93      8,584       0.55         1.10 - 1.70      5.54  -   6.18

(ba) For the period beginning April 27, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                         AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
               -------------------------------------- ------------------------------------------------
                          ACCUMULATION                                   EXPENSE            TOTAL
               UNITS       UNIT VALUE      NET ASSETS  INVESTMENT        RATIO**          RETURN***
               (000S)   LOWEST TO HIGHEST    (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------   -----------------  ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Series II)
   Sub-Accounts:
     Invesco V.I. American Franchise II
     2014.....  1,426    $ 19.65 - 22.79    $ 23,511       -- %        1.29 - 2.49%     5.48  -   6.77%
     2013.....  1,890      18.63 - 21.34      30,229      0.24         1.29 - 2.49     36.42  -  37.99
     2012.....  2,303      13.65 - 15.47      27,027        --         1.29 - 2.59     10.45  -  11.93
     2011.....  2,638      12.36 - 13.82      27,718        --         1.29 - 2.59     (7.92) -  (7.60)
     2010.....  3,259      13.56 - 14.95      37,032        --         1.29 - 2.59     17.61  -  18.02

     Invesco V.I. American Value II
     2014.....    983      24.99 - 28.66      28,615      0.19         1.29 - 2.59      6.64  -   8.07
     2013.....  1,253     23.12  - 26.87      33,767      0.54         1.29 - 2.59     30.47  -  32.21
     2012.....  1,633      17.49 - 20.60      33,463      0.62         1.29 - 2.59     14.04  -  15.56
     2011.....  2,055      15.13 - 18.06      36,578      0.59         1.29 - 2.59     (0.47) -  29.76
     2010.....  2,557      15.21 - 18.39      45,935      0.84         1.29 - 2.59     19.02  -  20.61

     Invesco V.I. Comstock II
     2014.....  4,761      19.36 - 21.18     100,267      1.05         1.29 - 2.59      6.27  -   7.69
     2013.....  6,033      17.97 - 19.93     118,371      1.40         1.29 - 2.59     32.14  -  33.90
     2012.....  7,653      13.42 - 15.08     112,848      1.47         1.29 - 2.59     15.84  -  17.39
     2011.....  9,615      11.43 - 13.02     121,444      1.39         1.29 - 2.59     (3.37) -  20.21
     2010..... 11,989      11.83 - 13.65     157,376      0.13         1.29 - 2.59     12.70  -  14.20

     Invesco V.I. Core Equity II
     2014.....    115      14.37 - 16.12       1,855      0.66         1.29 - 2.59      5.05  -   6.46
     2013.....    135      13.68 - 15.14       2,066      1.21         1.29 - 2.59     25.60  -  27.27
     2012.....    159      10.89 - 11.90       1,912      0.81         1.29 - 2.59     10.66  -  12.14
     2011.....    212       9.84 - 10.61       2,293      0.80         1.29 - 2.59     (2.87) -  (1.58)
     2010.....    237      10.13 - 10.78       2,602      0.74         1.29 - 2.59      6.42  -   7.84

     Invesco V.I. Diversified Dividend II
     2014.....  2,000      18.06 - 21.08      34,456      1.37         1.29 - 2.59      9.62  -  11.08
     2013.....  2,563      16.47 - 18.98      40,502      2.05         1.29 - 2.59     27.38  -  29.08
     2012.....  3,062      12.93 - 14.70      37,838      1.76         1.29 - 2.59     15.30  -  16.84
     2011.....  3,737      11.22 - 12.58      39,592      1.45         1.29 - 2.59     (2.65) -  (1.35)
     2010.....  4,451      11.52 - 12.75      48,029      1.38         1.29 - 2.59      7.35  -   8.78

     Invesco V.I. Diversified Income II
     2014.....     11      12.42 - 13.77         149      4.40         1.30 - 2.10      5.61  -   6.46
     2013.....     14      11.76 - 12.93         170      4.23         1.30 - 2.10     (2.33) -  (1.54)
     2012.....     22      12.04 - 13.14         275      4.69         1.30 - 2.10      8.08  -   8.95
     2011.....     19      11.14 - 12.06         224      4.63         1.30 - 2.10      4.51  -   5.35
     2010.....     21      10.66 - 11.45         228      4.93         1.30 - 2.10      7.42  -   8.29

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                         AT DECEMBER 31,                        FOR THE YEAR ENDED DECEMBER 31,
               --------------------------------------- ------------------------------------------------
                          ACCUMULATION                                    EXPENSE            TOTAL
               UNITS       UNIT VALUE       NET ASSETS  INVESTMENT        RATIO**          RETURN***
               (000S)   LOWEST TO HIGHEST     (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------   -----------------   ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Serieas II)
   Sub-Accounts (continued):
     Invesco V.I. Equity and Income II
     2014..... 1,734     $19.23 - 19.28      $33,898       1.50%        1.29 - 2.59%     5.95  -   7.36%
     2013..... 2,101      17.96 - 18.15       38,431       1.47         1.29 - 2.59     21.65  -  23.28
     2012..... 2,674      14.57 - 14.92       40,003       1.71         1.29 - 2.59      9.47  -  10.93
     2011..... 3,478      13.13 - 13.63       47,127       1.66         1.29 - 2.59     (2.57) -  10.46
     2010..... 3,394      13.48 - 14.17       47,464       1.95         1.29 - 2.59      9.13  -  10.59

     Invesco V.I. Global Core Equity II
     2014..... 1,130      14.41 - 16.82       15,474       1.51         1.29 - 2.59     (2.12) -  (0.81)
     2013..... 1,460      14.72 - 16.96       20,689       1.64         1.29 - 2.59     19.09  -  20.68
     2012..... 1,724      12.36 - 14.05       20,367       2.31         1.29 - 2.59     10.47  -  11.95
     2011..... 1,996      11.19 - 12.55       21,127         --         1.29 - 2.59    (19.53) - (18.81)

     Invesco V.I. Government Securities II
     2014.....    22      12.42 - 13.79          291       2.82         1.30 - 2.10      1.72  -   2.54
     2013.....    24      12.21 - 13.45          303       2.74         1.30 - 2.10     (4.87) -  (4.11)
     2012.....    34      12.84 - 14.02          460       2.68         1.30 - 2.10      0.09  -   0.90
     2011.....    42      12.83 - 13.90          564       3.64         1.30 - 2.10      5.40  -   6.24
     2010.....    61      12.17 - 13.08          770       3.99         1.30 - 2.10      2.92  -   3.74

     Invesco V.I. Growth and Income II
     2014..... 2,077      22.63 - 26.91       51,532       1.42         1.29 - 2.69      7.01  -   8.55
     2013..... 2,628      21.15 - 22.92       60,296       1.23         1.29 - 2.69     30.17  -  32.04
     2012..... 3,506      16.25 - 17.36       61,202       1.27         1.29 - 2.69     11.26  -  12.87
     2011..... 4,372      14.60 - 15.38       67,890       0.98         1.29 - 2.69    (10.80) -  (4.89)
     2010..... 5,458      15.35 - 15.94       88,173       0.10         1.29 - 2.69      9.18  -  10.75

     Invesco V.I. High Yield II
     2014.....   755      16.86 - 19.69        9,228       4.40         1.29 - 2.59     (1.05) -   0.28
     2013.....   861      17.04 - 19.63       10,574       9.62         1.29 - 2.59      4.65  -   5.38
     2012.....    20      18.51 - 19.99          389       4.82         1.30 - 2.00     14.64  -  15.45
     2011.....    23      16.14 - 17.31          396       6.88         1.30 - 2.00     (1.38) -  (0.69)
     2010.....    26      16.37 - 17.43          454       8.34         1.30 - 2.00     11.24  -  12.02

     Invesco V.I. International Growth II
     2014.....   210       9.85 - 10.90        2,354       1.01         1.29 - 2.44     (2.35) -  (1.20)
     2013.....   384      10.09 - 11.04        4,390       1.04         1.29 - 2.44     17.02  -  17.19
     2012.....   442       8.62 -  9.42        4,373       1.27         1.29 - 2.59     12.26  -  13.76
     2011.....   507       7.68 -  8.28        4,429         --         1.29 - 2.59    (16.51) - (15.76)
     2010.....    35      17.22 - 18.52          621       1.60         1.30 - 2.10     10.27  -  11.15

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                        AT DECEMBER 31,                      FOR THE YEAR ENDED DECEMBER 31,
              ------------------------------------- ------------------------------------------------
                        ACCUMULATION                                   EXPENSE            TOTAL
              UNITS      UNIT VALUE      NET ASSETS  INVESTMENT        RATIO**          RETURN***
              (000S)  LOWEST TO HIGHEST    (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
              ------  -----------------  ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Series II)
   Sub-Accounts (continued):
     Invesco V.I. Managed Volatility II (ag)
     2014....     7    $23.24 - 24.65     $   159       2.51%        1.30 - 1.85%    18.02  -  18.67%
     2013....     8     19.69 - 20.77         169       2.50         1.30 - 1.85      8.49  -   9.09
     2012....    11     18.15 - 19.04         197       2.34         1.30 - 1.85      1.45  -   2.01
     2011....    19     17.89 - 18.66         359       3.44         1.30 - 1.85     14.03  -  14.66
     2010....    28     15.69 - 16.28         448       3.28         1.30 - 1.85      4.07  -   4.64

     Invesco V.I. Mid Cap Core Equity II
     2014....    99     15.92 - 18.04       1,751         --         1.29 - 2.44      1.63  -   2.83
     2013....   119     15.66 - 17.54       2,089       0.50         1.29 - 2.44     25.33  -  26.81
     2012....   165     12.50 - 13.84       2,270         --         1.29 - 2.44      7.91  -   9.19
     2011....   232     11.58 - 12.67       2,950       0.09         1.29 - 2.44     (8.78) -  (7.71)
     2010....   268     12.70 - 13.73       3,700       0.31         1.29 - 2.44     11.00  -  12.31

     Invesco V.I. Mid Cap Growth II
     2014....   432     18.46 - 22.23       9,307         --         0.83 - 2.54      4.96  -   6.80
     2013....   517     20.82 - 22.59      10,586       0.22         0.83 - 2.59     33.07  -  35.47
     2012....   615     15.37 - 16.98       9,438         --         0.83 - 2.59      8.73  -   9.60
     2011....   742     14.02 - 15.62      10,412         --         0.70 - 2.59     (9.99) -  13.98
     2010....   879     15.58 - 17.69      13,827         --         0.70 - 2.59     23.98  -  26.39

     Invesco V.I. Money Market II
     2014....    73      8.42 -  9.73         691       0.01         1.30 - 2.40     (2.36) -  (1.28)
     2013....    78      8.63 -  9.85         742       0.04         1.30 - 2.40     (2.34) -  (1.26)
     2012....    77      8.83 -  9.98         745       0.03         1.30 - 2.40     (2.35) -  (1.27)
     2011....    97      9.05 - 10.11         961       0.05         1.30 - 2.40     (2.32) -  (1.24)
     2010....    96      9.26 - 10.23         962       0.18         1.30 - 2.40     (2.20) -  (1.12)

     Invesco V.I. S&P 500 Index II
     2014.... 3,329     19.80 - 23.11      55,401       1.53         1.29 - 2.59     10.03  -  11.50
     2013.... 4,142     17.99 - 20.73      62,217       1.73         1.29 - 2.59     28.15  -  29.86
     2012.... 5,012     14.04 - 15.96      59,512       1.79         1.29 - 2.59     12.52  -  14.02
     2011.... 5,842     12.48 - 14.00      61,658       1.66         1.29 - 2.59     (1.09) -   0.23
     2010.... 7,386     12.62 - 13.97      78,241       1.63         1.29 - 2.59     11.62  -  13.11

     Invesco V.I. Technology II
     2014....     1     16.90 - 17.93          12         --         1.30 - 1.85      8.79  -   9.39
     2013....     1     15.54 - 16.39          17         --         1.30 - 1.85     22.50  -  23.17
     2012....     2     12.68 - 13.31          31         --         1.30 - 1.85      9.00  -   9.60
     2011....     2     11.64 - 12.14          25       0.06         1.30 - 1.85     (7.05) -  (6.54)
     2010....     4     12.52 - 12.99          49         --         1.30 - 1.85     18.82  -  19.47

(ag) Previously known as Invesco V.I. Utilities II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Series II)
   Sub-Accounts (continued):
     Invesco V.I. Value Opportunities II
     2014............  291    $16.01 - 18.35     $4,878        1.11%       1.29 - 2.44%     3.79  -   5.01%
     2013............  369     15.42 - 17.48      5,903        1.17        1.29 - 2.44     30.02  -  31.55
     2012............  475     11.86 - 13.28      5,849        1.18        1.29 - 2.44     14.78  -  16.13
     2011............  591     10.33 - 11.44      6,311        0.64        1.29 - 2.44     (5.75) -  (4.64)
     2010............  859     10.96 - 12.00      9,726        0.34        1.29 - 2.44      4.34  -   5.57
Investments in the
  Janus Aspen Series
   Sub-Account:
     Forty Portfolio
     2014............   <1     23.85 - 23.85         11        0.15        1.50 - 1.50      7.10  -   7.10
     2013............   <1     22.27 - 22.27         10        0.70        1.50 - 1.50     29.26  -  29.26
     2012............   <1     17.23 - 17.23          8        0.76        1.50 - 1.50     22.29  -  22.29
     2011............   <1     14.09 - 14.09          7        0.39        1.50 - 1.50     (8.09) -  (8.09)
     2010............   <1     15.33 - 15.33          7        0.29        1.50 - 1.50      5.15  -   5.15
Investments in the
  Lazard Retirement Series, Inc.
   Sub-Account:
     Emerging Markets Equity
     2014............   <1     48.02 - 48.02        < 1        1.45        1.50 - 1.50     (6.07) -  (6.07)
     2013............   <1     51.12 - 51.12          1        1.48        1.50 - 1.50     (2.72) -  (2.72)
     2012............   <1     52.55 - 52.55          1        1.68        1.50 - 1.50     20.22  -  20.22
     2011............   <1     43.71 - 43.71          1        2.11        1.50 - 1.50    (19.23) - (19.23)
     2010............   <1     54.12 - 54.12          1        0.82        1.50 - 1.50     20.86  -  20.86
Investments in the
  Legg Mason Partners Variable Equity Trust (ah)
   Sub-Accounts:
     ClearBridge Variable All Cap Value Portfolio I (ai)
     2014 (aj)(ak)...   --     12.73 - 12.73         --       28.20        1.50 - 1.50      7.64  -   7.64
     2013............   <1     11.83 - 11.83          2        1.44        1.50 - 1.50     30.18  -  30.18
     2012............   <1      9.09 -  9.09          1        1.74        1.50 - 1.50     13.25  -  13.25
     2011............   <1      8.02 -  8.02          1        1.40        1.50 - 1.50     (7.60) -  (7.60)
     2010............   <1      8.68 -  8.68          1        1.71        1.50 - 1.50     14.86  -  14.86

     ClearBridge Variable Large Cap Value Portfolio I
     2014 (aj).......   <1     19.52 - 19.52          2        1.94        1.50 - 1.50     10.03  -  10.03
     2013............   <1     17.74 - 17.74          2        1.71        1.50 - 1.50     30.38  -  30.38
     2012............   <1     13.61 - 13.61          1        2.33        1.50 - 1.50     14.75  -  14.75
     2011............   <1     11.86 - 11.86          1        2.25        1.50 - 1.50      3.38  -   3.38
     2010............   <1     11.47 - 11.47          1        2.88        1.50 - 1.50      7.82  -   7.82

(ah) Previously known as Legg Mason Partners Variable Portfolios I, Inc.
(ai) Previously known as Clearbridge Variable Fundamental All Cap Value Portfolio I
(aj) On December 5, 2014, ClearBridge Variable All Cap Value Portfolio I merged into ClearBridge Variable Large Cap Value Portfolio I
(ak) For the period beginning January 1, 2014 and ended December 5, 2014

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Lord Abbett Series Fund
   Sub-Account:
     Bond-Debenture
     2014.............. 1,126   $15.59 - 17.67    $19,340       4.27%        1.29 - 2.49%     1.75  -   3.00%
     2013.............. 1,422    15.17 - 17.15     23,794       4.50         1.29 - 2.59      5.37  -   6.78
     2012.............. 1,772    14.40 - 16.06     27,857       5.30         1.29 - 2.59      9.61  -  11.08
     2011.............. 2,149    13.14 - 14.46     30,483       5.35         1.29 - 2.59      1.69  -   3.04
     2010.............. 2,554    12.92 - 14.04     35,211       5.80         1.29 - 2.59      9.41  -  10.87

     Fundamental Equity
     2014..............   266    18.29 - 20.62      5,294       0.40         1.29 - 2.44      4.53  -   5.76
     2013..............   348    17.49 - 19.50      6,590       0.22         1.29 - 2.44     34.01  -  34.14
     2012..............   479    13.04 - 14.55      6,793       0.49         1.29 - 2.59      7.71  -   9.15
     2011..............   630    12.11 - 13.33      8,230       0.18         1.29 - 2.59     (6.96) -  (5.72)
     2010..............   813    13.01 - 14.14     11,249       0.29         1.29 - 2.59     15.95  -  17.49

     Growth and Income
     2014..............   847    14.54 - 16.39     13,443       0.62         1.29 - 2.44      5.03  -   6.26
     2013.............. 1,101    13.84 - 15.43     16,517       0.53         1.29 - 2.44     34.15  -  34.28
     2012.............. 1,467    10.31 - 11.50     16,481       0.93         1.29 - 2.59      9.18  -  10.64
     2011.............. 1,813     9.44 - 10.40     18,481       0.67         1.29 - 2.59     (8.51) -  (7.29)
     2010.............. 2,222    10.32 - 11.21     24,514       0.51         1.29 - 2.59     14.37  -  15.90

     Growth Opportunities
     2014..............   389    19.61 - 22.11      8,334         --         1.29 - 2.44      3.48  -   4.70
     2013..............   489    18.95 - 21.12     10,040         --         1.29 - 2.44     33.74  -  35.31
     2012..............   645    14.17 - 15.61      9,823         --         1.29 - 2.44     11.31  -  12.63
     2011..............   787    12.73 - 13.86     10,684         --         1.29 - 2.44    (12.24) - (11.21)
     2010..............   940    14.50 - 15.61     14,399         --         1.29 - 2.44     19.93  -  21.34

     Mid-Cap Stock
     2014..............   874    16.22 - 18.39     15,550       0.40         1.29 - 2.49      8.75  -  10.09
     2013.............. 1,112    14.92 - 16.70     18,049       0.38         1.29 - 2.49     28.16  -  28.64
     2012.............. 1,516    11.64 - 12.98     19,205       0.62         1.29 - 2.59     11.57  -  13.06
     2011.............. 1,956    10.43 - 11.48     21,997       0.20         1.29 - 2.59     (6.49) -  (5.25)
     2010.............. 2,335    11.16 - 12.12     27,793       0.37         1.29 - 2.59     22.19  -  23.81

Investments in the
  MFS Variable Insurance Trust
   Sub-Accounts:
     MFS Growth
     2014..............    46    10.29 - 22.66        789       0.10         1.15 - 1.65      7.16  -   7.70
     2013..............    50     9.60 - 21.04        785       0.23         1.15 - 1.65     34.61  -  35.29
     2012..............    53     7.13 - 15.55        622         --         1.15 - 1.65     15.46  -  16.04
     2011..............    71     6.18 - 13.40        685       0.19         1.15 - 1.65     (1.95) -  (1.46)
     2010..............    87     6.30 - 13.60        836       0.11         1.15 - 1.65     13.45  -  14.02

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable Insurance Trust
   Sub-Accounts (continued):
     MFS High Yield
     2014........   36    $18.39 - 18.97     $  674       3.51%        1.25 - 1.45%     1.33  -   1.53%
     2013 (aq)...   17     18.15 - 18.68        319       2.49         1.25 - 1.45      3.45  -   3.53

     MFS Investors Trust
     2014........   70     14.90 - 18.68      1,155       0.91         1.15 - 1.65      9.19  -   9.74
     2013........   77     13.65 - 17.02      1,158       1.11         1.15 - 1.65     29.89  -  30.54
     2012........   83     10.51 - 13.04        960       0.91         1.15 - 1.65     17.23  -  17.82
     2011........   98      8.96 - 11.07        970       0.76         1.15 - 1.65     (3.78) -  (3.30)
     2010........  163      9.31 - 11.45      1,666       1.20         1.15 - 1.65      9.28  -   9.83

     MFS New Discovery
     2014........   52     16.51 - 35.06      1,366         --         1.15 - 1.65     (8.78) -  (8.32)
     2013........   62     18.09 - 38.24      1,798         --         1.15 - 1.65     39.21  -  39.90
     2012........   76     13.00 - 27.33      1,576         --         1.15 - 1.65     19.24  -  19.84
     2011........   91     10.90 - 22.81      1,576         --         1.15 - 1.65    (25.67) - (11.29)
     2010........  102     12.35 - 25.71      2,008         --         1.15 - 1.65     12.94  -  34.78

     MFS Research
     2014........   40     13.01 - 17.59        610       0.85         1.15 - 1.65      8.40  -   8.94
     2013........   48     12.00 - 16.15        677       0.32         1.15 - 1.65     30.12  -  30.77
     2012........   51      9.22 - 12.35        548       0.80         1.15 - 1.65     15.35  -  15.93
     2011........   61      8.00 - 10.65        568       0.86         1.15 - 1.65     (2.08) -  (1.59)
     2010........   64      8.17 - 10.82        608       0.95         1.15 - 1.65     14.00  -  14.57

     MFS Research Bond
     2014........   35     18.73 - 19.92        700       2.64         1.25 - 1.65      4.11  -   4.53
     2013........   46     17.99 - 19.05        861       1.18         1.25 - 1.65     (2.65) -  (2.26)
     2012........   48     18.48 - 19.50        929       2.80         1.25 - 1.65      5.59  -   6.01
     2011........   56     17.50 - 18.39      1,028       2.46         1.25 - 1.65      5.00  -   5.42
     2010........   79     16.67 - 17.44      1,367       3.15         1.25 - 1.65      5.71  -   6.13

     MFS Utilities
     2014........    8     30.80 - 31.92        262       2.20         1.35 - 1.59     10.95  -  11.22
     2013........    8     27.76 - 28.70        223       2.56         1.35 - 1.59     16.65  -  18.62
     2012........   10     23.40 - 24.60        240       6.57         1.15 - 1.59     12.38  -  14.12
     2011........   12     20.82 - 21.56        255       3.23         1.35 - 1.65      5.04  -   5.36
     2010........   13     19.82 - 20.46        257       3.08         1.35 - 1.65     11.95  -  12.28

(aq) For the period beginning August 16, 2013 and ended December 31, 2013

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable Insurance Trust (Service Class)
   Sub-Accounts:
     MFS Growth (Service Class)
     2014...     5   $14.91 - 15.99    $    83        -- %        1.35 - 1.85%     6.67  -   7.22%
     2013...     9    13.98 - 14.91        124       0.12         1.35 - 1.85     33.97  -  34.65
     2012...    10    10.44 - 11.07        106         --         1.35 - 1.85     14.90  -  15.49
     2011...    15     9.08 -  9.59        139       0.02         1.35 - 1.85     (2.39) -  (1.90)
     2010...    28     9.31 -  9.77        265         --         1.35 - 1.85     12.90  -  13.47

     MFS Investors Trust (Service Class)
     2014...     8    15.51 - 16.63        132       0.72         1.35 - 1.85      8.66  -   9.22
     2013...     9    14.28 - 15.23        140       0.97         1.35 - 1.85     29.30  -  29.96
     2012...    10    11.04 - 11.72        120       0.68         1.35 - 1.85     16.63  -  17.22
     2011...    15     9.47 -  9.99        148       0.73         1.35 - 1.85     (4.22) -  (3.73)
     2010...    18     9.88 - 10.38        183       0.97         1.35 - 1.85      8.83  -   9.38

     MFS New Discovery (Service Class)
     2014...     6    16.69 - 17.89        111         --         1.35 - 1.85     (9.21) -  (8.74)
     2013...     8    18.38 - 19.61        165         --         1.35 - 1.85     38.61  -  39.31
     2012...    10    13.26 - 14.07        133         --         1.35 - 1.85     18.66  -  19.26
     2011...    19    11.18 - 11.80        228         --         1.35 - 1.85    (12.15) - (11.70)
     2010...    24    12.72 - 13.36        322         --         1.35 - 1.85     33.43  -  34.11

     MFS Research (Service Class)
     2014...     3    15.49 - 16.60         42       0.42         1.35 - 1.85      7.90  -   8.45
     2013...     4    14.35 - 15.31         67       0.27         1.35 - 1.85     29.56  -  30.22
     2012...     5    11.08 - 11.76         63       0.64         1.35 - 1.85     14.74  -  15.32
     2011...    10     9.66 - 10.19        104       0.62         1.35 - 1.85     (2.52) -  (2.03)
     2010...    16     9.91 - 10.40        168       0.72         1.35 - 1.85     13.51  -  14.08

     MFS Utilities (Service Class)
     2014...    47    25.56 - 31.58      1,373       1.92         1.35 - 2.00     10.22  -  10.95
     2013...    56    23.04 - 28.65      1,477       2.13         1.35 - 2.00     17.81  -  18.59
     2012...    60    19.42 - 24.32      1,355       6.21         1.35 - 2.00     10.94  -  11.68
     2011...    64    17.39 - 21.92      1,313       3.01         1.35 - 2.00      4.38  -   5.07
     2010...    72    16.55 - 21.00      1,401       2.74         1.35 - 2.00     11.24  -  11.98

Investments in the
  Morgan Stanley Variable Investment Series
   Sub-Accounts:
     European Equity
     2014...   913    11.69 - 13.49     31,020       2.50         0.70 - 2.05    (10.98) -  (9.77)
     2013... 1,082    13.14 - 14.96     39,980       2.87         0.70 - 2.05     24.92  -  26.61
     2012... 1,270    10.52 - 11.81     36,933       2.78         0.70 - 2.05     16.10  -  17.68
     2011... 1,534     9.06 - 10.04     37,738       2.41         0.70 - 2.05    (11.47) - (10.27)
     2010... 1,820    10.23 - 11.19     50,452       2.45         0.70 - 2.05      5.05  -   6.48

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley Variable Investment Series
   Sub-Accounts (continued):
     Global Infrastructure
     2014 (al) (am)...    --   $15.41 - 18.03    $     --      4.92%        0.70 - 1.98%     5.70  -   6.12%
     2013............. 1,423    14.58 - 16.99      53,820      2.64         0.70 - 1.98     15.60  -  17.09
     2012............. 1,661    12.61 - 14.51      53,561      2.40         0.70 - 1.98     16.36  -  17.86
     2011............. 1,963    10.84 - 12.31      54,192      2.58         0.70 - 1.98     13.80  -  15.26
     2010............. 2,314     9.52 - 10.68      56,101      2.87         0.70 - 1.98      4.83  -   6.18

     Income Plus
     2014............. 1,802    18.27 - 24.38      62,077      4.24         0.70 - 2.05      5.60  -   7.03
     2013............. 2,110    17.30 - 22.77      67,858      4.88         0.70 - 2.05     (1.02) -   0.32
     2012............. 2,475    17.48 - 22.70      79,591      5.71         0.70 - 2.05     11.77  -  13.30
     2011............. 2,910    15.64 - 20.04      83,302      5.89         0.70 - 2.05      2.88  -   4.28
     2010............. 3,561    15.20 - 19.22      98,116      6.18         0.70 - 2.05      7.06  -   8.51

     Limited Duration
     2014.............   680     9.73 - 11.92       7,236      1.80         0.70 - 1.85     (0.72) -   0.42
     2013.............   801     9.80 - 11.87       8,558      2.51         0.70 - 1.85     (1.45) -  (0.31)
     2012.............   901     9.95 - 11.90       9,739      2.97         0.70 - 1.85      1.44  -   2.62
     2011............. 1,106     9.81 - 11.60      11,737      3.35         0.70 - 1.85      0.88  -   2.04
     2010............. 1,322     9.72 - 11.37      13,853      3.49         0.70 - 1.85      0.48  -   1.64

     Money Market
     2014............. 1,943     9.30 - 11.76      26,369      0.01         0.70 - 2.05     (2.02) -  (0.69)
     2013............. 2,266     9.49 - 11.84      31,387      0.01         0.70 - 2.05     (2.02) -  (0.69)
     2012............. 2,779     9.68 - 11.92      39,127      0.01         0.70 - 2.05     (2.02) -  (0.69)
     2011............. 3,311     9.88 - 12.01      47,376      0.01         0.70 - 2.05     (2.01) -  (0.69)
     2010............. 3,762    10.09 - 12.09      54,829      0.01         0.70 - 2.05     (2.02) -  (0.69)

     Multi Cap Growth
     2014............. 2,661    16.84 - 18.25     189,913        --         0.70 - 2.05      3.56  -   4.97
     2013............. 3,100    16.26 - 17.39     211,234      0.41         0.70 - 2.05     47.70  -  49.71
     2012............. 3,471    11.01 - 11.61     155,909        --         0.70 - 2.05     10.09  -  11.59
     2011............. 4,049    10.00 - 10.41     163,632      0.17         0.70 - 2.05     (8.63) -  (7.39)
     2010............. 4,781    10.94 - 11.24     208,335      0.16         0.70 - 2.05     25.17  -  26.87
Investments in the
  Morgan Stanley Variable Investment Series (Class Y Shares)
   Sub-Accounts
     European Equity (Class Y Shares)
     2014.............   690    16.76 - 19.21       8,227      2.19         1.29 - 2.44    (11.58) - (10.54)
     2013.............   852    18.95 - 21.48      11,405      2.69         1.29 - 2.44     24.10  -  25.56
     2012............. 1,041    15.27 - 17.10      11,349      2.49         1.29 - 2.44     15.27  -  16.63
     2011............. 1,204    13.25 - 14.66      11,290      2.24         1.29 - 2.44    (12.05) - (11.01)
     2010............. 1,563    15.06 - 16.48      17,219      2.24         1.29 - 2.44      4.35  -   5.58

(al)On April 25, 2014, Global Infrastructure merged into Van Kampen UIF Global Infrastructure
(am)For the period beginning January 1, 2014 and ended April 25, 2014

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley Variable Investment Series (Class Y Shares)
   Sub-Accounts (continued):
     Global Infrastructure (Class Y Shares)
     2014 (am) (an)...    --   $24.95 - 28.85    $     --      4.31%        1.29 - 2.59%     5.42  -   5.86%
     2013.............   909    23.66 - 27.26      14,266      2.35         1.29 - 2.59     14.50  -  16.03
     2012............. 1,038    20.67 - 23.49      14,220      2.20         1.29 - 2.59     15.37  -  16.91
     2011............. 1,190    17.91 - 20.09      14,141      2.26         1.29 - 2.59     12.83  -  14.33
     2010............. 1,454    15.88 - 17.58      15,392      2.62         1.29 - 2.59      3.98  -   5.37

     Income Plus (Class Y Shares)
     2014............. 3,904    14.44 - 16.86      68,046      3.90         1.29 - 2.59      4.62  -   6.01
     2013............. 4,890    13.81 - 15.90      80,729      4.60         1.29 - 2.59     (1.80) -  (0.49)
     2012............. 5,729    14.06 - 15.98      95,435      5.60         1.29 - 2.59     10.87  -  12.35
     2011............. 6,775    12.68 - 14.22     100,407      5.65         1.29 - 2.59      2.01  -   3.37
     2010............. 8,429    12.43 - 13.76     121,240      5.71         1.29 - 2.59      6.19  -   7.61

     Limited Duration (Class Y Shares)
     2014............. 2,974     7.97 -  9.30      27,560      1.50         1.29 - 2.59     (1.77) -  (0.46)
     2013............. 3,415     8.11 -  9.34      31,940      2.28         1.29 - 2.59     (2.50) -  (1.20)
     2012............. 3,926     8.32 -  9.45      37,443      2.79         1.29 - 2.59      0.37  -   1.72
     2011............. 4,529     8.29 -  9.29      42,641      2.99         1.29 - 2.59     (0.20) -   1.13
     2010............. 5,588     8.30 -  9.19      52,204      3.32         1.29 - 2.59     (0.43) -   0.90

     Money Market (Class Y Shares)
     2014............. 3,152     8.50 -  9.93      30,167      0.01         1.29 - 2.59     (2.58) -  (1.28)
     2013............. 3,849     8.73 - 10.05      37,519      0.01         1.29 - 2.59     (2.58) -  (1.28)
     2012............. 4,716     8.96 - 10.18      46,745      0.01         1.29 - 2.59     (2.59) -  (1.28)
     2011............. 5,322     9.20 - 10.32      53,761      0.01         1.29 - 2.59     (2.57) -  (1.28)
     2010............. 6,282     9.44 - 10.45      64,508      0.01         1.29 - 2.59     (2.58) -  (1.28)

     Multi Cap Growth (Class Y Shares)
     2014............. 2,784    26.89 - 31.39      53,613        --         1.29 - 2.59      2.71  -   4.08
     2013............. 3,643    26.18 - 30.16      68,914      0.25         1.29 - 2.59     46.48  -  48.43
     2012............. 3,313    17.87 - 20.32      43,808        --         1.29 - 2.59      9.18  -  10.64
     2011............. 3,954    16.37 - 18.36      47,586        --         1.29 - 2.59     (9.37) -  (8.16)
     2010............. 4,919    18.06 - 19.99      64,428        --         1.29 - 2.59     24.13  -  25.79

(am) For the period beginning January 1, 2014 and ended April 25, 2014
(an) On April 25, 2014, Global Infrastructure (Class Y Shares) merged into Van Kampen UIF Global Infrastructure (Class II)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Neuberger Berman Advisors Management Trust
   Sub-Accounts:
     AMT Large Cap Value
     2014...    1    $18.97 - 18.97     $   21       0.68%        1.59 - 1.59%     8.12  -   8.12%
     2013...    1     17.55 - 17.55         24       1.18         1.59 - 1.59     29.07  -  29.07
     2012...    1     13.59 - 13.59         19       0.43         1.59 - 1.59     14.76  -  14.76
     2011...    1     11.85 - 11.85         17         --         1.59 - 1.59    (12.75) - (12.75)
     2010...    2     13.58 - 13.58         34       0.64         1.59 - 1.59     13.84  -  13.84

     AMT Mid-Cap Growth
     2014...   --     14.15 - 28.24         --         --         1.15 - 1.65      5.82  -   6.35
     2013...    2     13.37 - 13.37         23         --         1.65 - 1.65     30.44  -  30.44
     2012...    2     10.25 - 10.25         18         --         1.65 - 1.65    (42.11) -  10.57
     2011...    3      9.27 - 17.71         44         --         1.37 - 1.65     (2.92) -  (0.89)
     2010...   --        N/A -  N/A         --         --           N/A - N/A        N/A  -   N/A

Investments in the
  Oppenheimer Variable Account Funds
   Sub-Accounts:
     Oppenheimer Capital Appreciation
     2014...  207     13.12 - 17.17      3,322       0.43         1.15 - 1.85     13.27  -  14.09
     2013...  243     11.58 - 15.05      3,433       0.96         1.15 - 1.85     27.34  -  28.26
     2012...  292      9.09 - 11.73      3,211       0.68         1.15 - 1.85     12.00  -  12.81
     2011...  332      8.12 - 10.40      3,229       0.40         1.15 - 1.85     (2.97) -  (2.28)
     2010...  438      8.37 - 10.64      4,390       0.17         1.15 - 1.85      7.39  -   8.17

     Oppenheimer Capital Income
     2014...  104     14.05 - 14.54      1,479       2.05         1.15 - 1.80      6.25  -   6.96
     2013...  112     13.23 - 13.59      1,499       2.25         1.15 - 1.80     11.13  -  11.88
     2012...  142     11.90 - 12.15      1,689       1.39         1.15 - 1.80     10.31  -  11.05
     2011...  171     10.79 - 10.94      1,846       2.42         1.15 - 1.80     (1.09) -  (0.43)
     2010...  206     10.91 - 10.99      2,237       1.35         1.15 - 1.80     10.88  -  11.62

     Oppenheimer Core Bond
     2014...   55     12.15 - 12.53        688       5.75         1.25 - 1.45      5.72  -   5.93
     2013...   80     11.49 - 11.83        937       5.18         1.25 - 1.45     (1.54) -  (1.34)
     2012...   91     11.67 - 11.99      1,079       4.87         1.25 - 1.45      8.92  -  11.43
     2011...  101     10.48 - 11.01      1,102       6.58         1.25 - 1.65      6.50  -   6.93
     2010...  144      9.84 - 10.30      1,469       1.93         1.25 - 1.65      9.59  -  10.03

     Oppenheimer Discovery Mid Cap Growth
     2014...   62     13.45 - 13.73        627         --         1.15 - 1.85      3.83  -   4.57
     2013...   64     12.95 - 13.13        620       0.01         1.15 - 1.85     33.47  -  34.43
     2012...   73      9.70 -  9.77        548         --         1.15 - 1.85     14.39  -  15.01
     2011...   89      8.48 -  8.49        603         --         1.15 - 1.85     (0.77) -  (0.06)
     2010...  108      8.49 -  8.56        762         --         1.15 - 1.85     25.11  -  26.01

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable Account Funds
   Sub-Accounts (continued):
     Oppenheimer Global
     2014...    97   $19.41 - 27.19    $ 2,528       1.15%        1.15 - 1.85%     0.40  -   1.12%
     2013...   117    19.33 - 26.88      3,044       1.34         1.15 - 1.85     24.95  -  25.85
     2012...   142    15.47 - 21.36      2,908       2.16         1.15 - 1.85     19.02  -  19.88
     2011...   160    13.00 - 17.82      2,734       1.43         1.15 - 1.85     (9.98) -  (9.34)
     2010...   209    14.44 - 19.66      3,973       1.47         1.15 - 1.85     13.82  -  14.64

     Oppenheimer Global Strategic Income
     2014...   130    18.43 - 21.17      1,847       4.18         1.15 - 1.85      0.94  -   1.66
     2013...   149    18.26 - 20.83      2,135       4.88         1.15 - 1.85     (1.27) -   0.17
     2012...   167    18.23 - 21.10      2,493       5.58         1.15 - 2.00     11.26  -  12.23
     2011...   141    16.39 - 18.80      2,522       3.54         1.15 - 2.00     (1.16) -  (0.30)
     2010...   186    16.58 - 18.85      3,331       8.70         1.15 - 2.00     12.67  -  13.65

     Oppenheimer Main Street
     2014...   102    16.06 - 16.66      1,625       0.82         1.15 - 1.85      8.66  -   9.44
     2013...   113    14.78 - 15.22      1,647       1.13         1.15 - 1.85     29.34  -  30.27
     2012...   133    11.43 - 11.68      1,493       0.95         1.15 - 1.85     14.70  -  15.53
     2011...   193     9.96 - 10.11      1,878       0.86         1.15 - 1.85     (1.86) -  (1.16)
     2010...   230    10.15 - 10.23      2,277       1.12         1.15 - 1.85     13.96  -  14.78

     Oppenheimer Main Street Small Cap
     2014...    35    34.88 - 37.10      1,284       0.91         1.25 - 1.65     10.10  -  10.54
     2013...    45    31.68 - 33.56      1,493       0.95         1.25 - 1.65     38.71  -  39.27
     2012...    47    22.84 - 24.10      1,123       0.58         1.25 - 1.65     16.05  -  16.52
     2011...    60    19.68 - 20.68      1,224       0.65         1.25 - 1.65     (3.81) -  (3.42)
     2010...    77    20.46 - 21.41      1,628       0.66         1.25 - 1.65     21.39  -  21.87

Investments in the
  Oppenheimer Variable Account Funds (Service Shares ("SS"))
   Sub-Accounts:
     Oppenheimer Capital Appreciation (SS)
     2014... 1,215    17.72 - 20.94     24,513       0.18         1.29 - 2.69     12.03  -  13.64
     2013... 1,613    15.82 - 18.42     28,727       0.74         1.29 - 2.69     25.95  -  27.76
     2012... 2,085    12.56 - 14.42     29,198       0.41         1.29 - 2.69     10.74  -  12.34
     2011... 2,606    11.34 - 12.84     32,616       0.12         1.29 - 2.69     (4.02) -  (2.64)
     2010... 3,242    11.82 - 13.19     41,804         --         1.29 - 2.69      6.21  -   7.74

     Oppenheimer Capital Income (SS)
     2014...   610    13.54 - 15.80      9,239       1.89         1.29 - 2.54      5.27  -   6.62
     2013...   778    12.86 - 14.82     11,122       2.14         1.29 - 2.54     10.55  -  11.38
     2012...   990    11.64 - 13.31     12,769       1.22         1.29 - 2.59      9.19  -  10.66
     2011... 1,191    10.66 - 12.03     13,935       2.19         1.29 - 2.59     (2.21) -  (0.91)
     2010... 1,463    10.90 - 12.14     17,337       1.16         1.29 - 2.59      9.76  -  11.22

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable Account Funds (Service Shares ("SS"))
   Sub-Accounts (continued):
     Oppenheimer Core Bond (SS)
     2014... 2,420   $ 8.20 -  9.30    $21,909       5.03%        1.29 - 2.49%     4.26  -   5.55%
     2013... 2,963     7.87 -  8.81     25,481       4.93         1.29 - 2.49     (2.86) -  (1.67)
     2012... 3,398     8.10 -  8.96     29,826       4.92         1.29 - 2.49      7.42  -   8.75
     2011... 3,796     7.54 -  8.24     30,707       5.91         1.29 - 2.49      5.25  -   6.54
     2010... 4,692     7.19 -  7.73     35,711       1.68         1.29 - 2.44      8.57  -   9.85

     Oppenheimer Discovery Mid Cap Growth (SS)
     2014...   333    19.44 - 22.54      7,200         --         1.29 - 2.49      2.90  -   4.16
     2013...   404    18.89 - 21.64      8,408         --         1.29 - 2.49     32.25  -  33.88
     2012...   524    14.28 - 16.17      8,181         --         1.29 - 2.49     13.27  -  14.66
     2011...   626    12.61 - 14.10      8,556         --         1.29 - 2.49     (1.67) -  (0.46)
     2010...   752    12.82 - 14.16     10,365         --         1.29 - 2.49     24.00  -  25.52

     Oppenheimer Global (SS)
     2014...   391    24.78 - 28.92     10,928       0.91         1.29 - 2.54     (0.54) -   0.74
     2013...   505    24.91 - 28.70     14,016       1.14         1.29 - 2.54     23.77  -  25.35
     2012...   666    20.13 - 22.90     14,798       1.91         1.29 - 2.54     17.87  -  19.39
     2011...   876    17.07 - 19.18     16,358       1.16         1.29 - 2.54    (10.85) -  (9.70)
     2010... 1,111    19.15 - 21.24     23,050       1.24         1.29 - 2.54     12.77  -  14.21

     Oppenheimer Global Strategic Income (SS)
     2014... 2,933    16.00 - 18.68     52,817       3.92         1.29 - 2.54     (0.11) -   1.17
     2013... 3,575    15.75 - 18.46     63,803       4.56         1.29 - 2.69     (3.05) -  (1.65)
     2012... 4,257    16.24 - 18.77     77,554       5.37         1.29 - 2.69     10.10  -  11.69
     2011... 4,507    14.75 - 16.81     73,806       3.03         1.29 - 2.69     (2.05) -  (0.65)
     2010... 5,770    15.06 - 16.92     95,404       8.36         1.29 - 2.69     11.69  -  13.29

     Oppenheimer Main Street (SS)
     2014... 1,784    19.62 - 23.33     40,001       0.58         1.29 - 2.69      7.43  -   8.98
     2013... 2,273    18.26 - 21.41     46,945       0.86         1.29 - 2.69     27.91  -  29.74
     2012... 3,054    14.28 - 16.50     48,810       0.67         1.29 - 2.69     13.47  -  15.10
     2011... 3,708    12.58 - 14.34     51,675       0.61         1.29 - 2.69     (2.99) -  (1.60)
     2010... 4,508    12.97 - 14.57     64,079       0.90         1.29 - 2.69     12.71  -  14.33

     Oppenheimer Main Street Small Cap (SS)
     2014...   523    30.52 - 35.61     17,926       0.62         1.29 - 2.54      8.82  -  10.21
     2013...   674    28.04 - 32.31     21,002       0.72         1.29 - 2.54     37.77  -  38.81
     2012...   913    20.35 - 23.28     20,594       0.33         1.29 - 2.59     14.62  -  16.15
     2011... 1,139    17.76 - 20.04     22,199       0.42         1.29 - 2.59     (4.91) -  (3.64)
     2010... 1,421    18.67 - 20.80     28,817       0.42         1.29 - 2.59     19.87  -  21.47

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                         AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
               -------------------------------------- -------------------------------------------------
                         ACCUMULATION                                     EXPENSE            TOTAL
               UNITS      UNIT VALUE      NET ASSETS   INVESTMENT         RATIO**          RETURN***
               (000S)  LOWEST TO HIGHEST    (000S)    INCOME RATIO*  LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------  -----------------  ----------  -------------  ----------------- -----------------
Investments in the
  PIMCO Variable Insurance Trust
   Sub-Account:
     Foreign Bond (US Dollar-Hedged)
     2014.....   <1     $17.42 - 17.42      $    1         1.61%        1.50 - 1.50%     9.49  -   9.49%
     2013.....   <1      15.91 - 15.91           2         1.77         1.50 - 1.50     (1.01) -  (1.01)
     2012.....   <1      16.07 - 16.07           2         2.26         1.50 - 1.50      9.18  -   9.18
     2011.....   <1      14.72 - 14.72           1         2.09         1.50 - 1.50      5.17  -   5.17
     2010.....   <1      14.00 - 14.00           1         1.79         1.50 - 1.50      6.87  -   6.87

     Money Market
     2014.....    2       9.81 -  9.81          19        <0.01         1.50 - 1.50     (1.49) -  (1.49)
     2013.....    2       9.96 -  9.96          20         0.06         1.50 - 1.50     (1.44) -  (1.44)
     2012.....    2      10.11 - 10.11          21         0.06         1.50 - 1.50     (1.44) -  (1.44)
     2011.....    2      10.25 - 10.25          21         0.06         1.50 - 1.50     (1.44) -  (1.44)
     2010.....    2      10.40 - 10.40          22         0.05         1.50 - 1.50     (1.45) -  (1.45)

     PIMCO VIT Total Return
     2014.....   <1      17.10 - 17.10           2         2.22         1.50 - 1.50      2.71  -   2.71
     2013.....   <1      16.65 - 16.65           2         2.14         1.50 - 1.50     (3.43) -  (3.43)
     2012.....   <1      17.24 - 17.24           1         2.57         1.50 - 1.50      7.94  -   7.94
     2011.....   <1      15.97 - 15.97           1         2.72         1.50 - 1.50      2.06  -   2.06
     2010.....   <1      15.65 - 15.65           1         2.32         1.50 - 1.50      6.50  -   6.50

     PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
     2014.....  236       6.36 -  7.04       1,606         0.26         1.29 - 2.44    (20.61) - (19.67)
     2013.....  328       8.01 -  8.76       2,804         1.74         1.29 - 2.44    (16.80) - (15.82)
     2012.....  421       9.63 - 10.41       4,286         2.41         1.29 - 2.44      2.55  -   3.76
     2011.....  477       9.39 - 10.03       4,691        14.63         1.29 - 2.44     (9.79) -  (8.73)
     2010.....  520      10.40 - 10.99       5,621        13.62         1.29 - 2.44     21.22  -  22.65

     PIMCO VIT Emerging Markets Bond (Advisor Shares)
     2014.....   67      13.59 - 15.04         969         5.36         1.29 - 2.44     (1.07) -   0.10
     2013.....  100      13.73 - 15.03       1,450         5.15         1.29 - 2.44     (9.31) -  (8.24)
     2012.....  127      15.14 - 16.38       2,020         4.99         1.29 - 2.44     14.87  -  16.23
     2011.....  144      13.18 - 14.09       1,989         4.43         1.29 - 2.44      3.63  -   4.85
     2010.....  188      12.72 - 13.44       2,484         4.43         1.29 - 2.44      9.32  -  10.61

     PIMCO VIT Real Return (Advisor Shares)
     2014.....  215      12.27 - 13.58       2,818         1.32         1.29 - 2.44      0.48  -   1.66
     2013.....  376      12.21 - 13.36       4,875         1.33         1.29 - 2.44    (10.61) - (10.48)
     2012.....  546      13.66 - 14.92       7,959         1.01         1.29 - 2.59      5.82  -   7.24
     2011.....  581      12.91 - 13.91       7,910         2.00         1.29 - 2.59      8.68  -  10.13
     2010.....  723      11.96 - 12.63       8,968         1.42         1.29 - 2.44      5.37  -   6.61

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
                      -------------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS        UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S)    LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------    ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  PIMCO Variable Insurance Trust
   Sub-Account (continued):
     PIMCO VIT Total Return (Advisor Shares)
     2014............   907      $13.44 - 15.08    $13,235        2.00%       1.29 - 2.59%     1.48  -   2.83%
     2013............ 1,297       13.24 - 14.66     18,497        2.11        1.29 - 2.59     (4.60) -  (3.32)
     2012............ 1,583       13.88 - 15.16     23,459        2.51        1.29 - 2.59      6.65  -   8.08
     2011............ 1,912       13.01 - 14.03     26,297        2.45        1.29 - 2.59      0.83  -   2.18
     2010............ 2,369       12.91 - 13.73     31,973        2.38        1.29 - 2.59      5.21  -   6.62
Investments in the
  Profunds VP
   Sub-Accounts:
     ProFund VP Financials
     2014............    <1        9.87 -  9.87          2       <0.01         .50 - 1.50     11.25  -  11.25
     2013............    <1        8.87 -  8.87          4       <0.01        1.50 - 1.50     30.12  -  30.12
     2012............    <1        6.82 -  6.82          4        0.11        1.50 - 1.50     22.88  -  22.88
     2011............    <1        5.55 -  5.55          3          --        1.50 - 1.50    (15.11) - (15.11)
     2010............    <1        6.54 -  6.54          1          --        1.50 - 1.50    (34.64) -   9.29

     ProFund VP Health Care
     2014............    <1       20.97 - 20.97          2        0.04        1.50 - 1.50     21.87  -  21.87
     2013............    <1       17.21 - 17.21          5        0.00        1.50 - 1.50     37.69  -  37.69
     2012............    <1       12.50 - 12.50          3        0.37        1.50 - 1.50     15.66  -  15.66
     2011............    <1       10.80 - 10.80          3        0.40        1.50 - 1.50      8.49  -   8.49
     2010............    <1        9.96 -  9.96          0          --        1.50 - 1.50      1.32  -   1.32

     Profund VP Large-Cap Value
     2014............    26       12.17 - 12.17        316       <0.01        2.10 - 2.10        N/A  -   N/A
     2013............    --          N/A -  N/A         --          --          N/A - N/A        N/A  -   N/A
     2012............    --          N/A -  N/A         --          --          N/A - N/A        N/A  -   N/A
     2011............    --          N/A -  N/A         --          --          N/A - N/A        N/A  -   N/A
     2010............    --          N/A -  N/A         --          --          N/A - N/A        N/A -    N/A

     ProFund VP Mid-Cap Value
     2014............    --          N/A -  N/A         --          --          N/A - N/A        N/A  -   N/A
     2013............    --          N/A -  N/A         --          --          N/A - N/A        N/A  -   N/A
     2012............    <1       10.76 - 10.76          5        0.15        1.50 - 1.50     14.84  -  14.84
     2011............    <1        9.37 -  9.37          4        0.17        1.50 - 1.50     (5.34) -  (5.34)
     2010............    <1        9.90 -  9.90          4        0.30        1.50 - 1.50     18.67  -  18.67

     ProFund VP Telecommunications
     2014............    --       11.05 - 11.05          2        2.15        1.50 - 1.50     (0.92) -  (0.92)
     2013............    <1       11.15 - 11.15          4        0.03        1.50 - 1.50     10.41  -  10.41
     2012............    <1       10.10 - 10.10          3        3.90        1.50 - 1.50     14.79  -  14.79
     2011............    <1        8.80 -  8.80          3        4.20        1.50 - 1.50      0.36  -   0.36
     2010............    <1        8.77 -  8.77          1        5.13        1.50 - 1.50     13.97  -  13.97

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Profunds VP
   Sub-Accounts (continued):
     ProFund VP Utilities
     2014.........     1   $13.01 - 13.01    $    13        1.14%       1.50 - 1.50%    24.02  -  24.02%
     2013.........     2    10.49 - 10.49         20        0.03        1.50 - 1.50     11.64  -  11.64
     2012.........     2     9.40 -  9.40         18        1.36        1.50 - 1.50     (1.34) -  (1.34)
     2011.........     5     9.52 -  9.52         50        2.47        1.50 - 1.50      15.77 -  15.77
     2010.........     5     8.23 -  8.23         44        3.05        1.50 - 1.50       4.38 -   4.38

Investments in the
  Putnam Variable Trust
   Sub-Accounts:
     VT American Government Income
     2014......... 1,068    15.67 - 19.71     18,157        4.06       0.80 -  2.15      2.07  -   3.48
     2013......... 1,241    15.35 - 19.04     20,484        1.40       0.80 -  2.15     (2.62) -  (1.27)
     2012......... 1,586    15.77 - 19.29     26,870        2.59       0.80 -  2.15     (0.34) -   1.04
     2011......... 1,896    15.82 - 19.09     32,176        3.81       0.80 -  2.15      4.51  -   5.94
     2010......... 2,370    15.14 - 18.02     37,973        7.87       0.80 -  2.15      2.90  -   4.32

     VT Capital Opportunities
     2014.........   147    26.33 - 30.35      4,142        0.20       0.80 -  2.00      4.91  -   6.19
     2013.........   196    25.10 - 28.58      5,255        0.53       0.80 -  2.00     31.42  -  33.03
     2012.........   219    19.10 - 21.48      4,443        0.40       0.80 -  2.00     13.45  -  13.57
     2011.........   264    16.82 - 18.94      4,748        0.14       0.80 -  2.15     (8.12) -  (6.86)
     2010.........   301    18.30 - 20.33      5,847        0.23       0.80 -  2.15     26.75  -  28.50

     VT Diversified Income
     2014......... 1,300    16.98 - 20.92     24,138        8.22       0.80 -  2.15     (1.81) -  (0.46)
     2013......... 1,484    17.29 - 21.01     27,839        3.30       0.80 -  2.15      5.50  -   6.95
     2012......... 1,758    16.39 - 19.65     31,046        5.75       0.80 -  2.15      9.12  -  10.63
     2011......... 2,041    15.02 - 17.76     32,796       10.06       0.80 -  2.15     (5.24) -  (3.94)
     2010......... 2,431    15.85 - 18.49     40,914       14.58       0.80 -  2.15     10.25  -  11.77

     VT Equity Income
     2014......... 2,931    13.79 - 28.69     72,658        1.80        0.80 - 2.59      9.74  -  11.76
     2013......... 3,717    12.57 - 25.67     81,756        2.05        0.80 - 2.59     28.99  -  31.36
     2012......... 4,565     9.74 - 19.55     76,738        2.38        0.80 - 2.59     16.21  -  18.35
     2011......... 5,590     8.38 - 16.52     80,063        1.87        0.80 - 2.59    (35.70) -   1.11
     2010......... 6,698     8.44 - 16.33     95,741        1.92        0.80 - 2.59    (28.97) -  11.71

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
   Sub-Accounts (continued):
     VT George Putnam Balanced
     2014...  3,564  $14.06 - 16.17    $ 53,213      1.58%        0.80 - 2.69%     7.70  -   9.79%
     2013...  4,309   13.05 - 14.73      58,941      1.78         0.80 - 2.69     14.92  -  17.15
     2012...  5,104   11.36 - 12.57      60,167      2.00         0.80 - 2.69      9.50  -  11.63
     2011...  5,948   10.37 - 11.26      63,363      2.17         0.80 - 2.69      0.01  -   1.95
     2010...  7,236   10.37 - 11.05      76,076      5.12         0.80 - 2.69      7.85  -   9.94

     VT Global Asset Allocation
     2014...  1,274   18.27 - 19.62      23,323      2.39         0.80 - 2.44      6.75  -   8.55
     2013...  1,470   16.83 - 18.37      25,064      1.85         0.80 - 2.44     18.42  -  18.54
     2012...  1,667   14.20 - 15.52      24,354      0.77         0.80 - 2.59     11.23  -  13.28
     2011...  2,013   12.53 - 13.95      26,313      4.63         0.80 - 2.59     (2.99) -  (1.21)
     2010...  2,438   12.69 - 14.38      32,764      5.64         0.80 - 2.59     11.72  -  13.77

     VT Global Equity
     2014...  1,408    7.69 - 11.80      16,093      0.39         0.80 - 2.15     (0.71) -   0.66
     2013...  1,632    7.75 - 11.72      18,696      1.52         0.80 - 2.15     29.14  -  30.92
     2012...  1,893    6.00 -  8.95      16,629      1.69         0.80 - 2.15     17.59  -  19.22
     2011...  2,226    5.10 -  7.51      16,534      2.10         0.80 - 2.15     (6.99) -  (5.71)
     2010...  2,785    5.49 -  7.96      21,878      2.20         0.80 - 2.15      7.48  -   8.96

     VT Global Health Care
     2014...  1,209   24.64 - 28.72      30,932      0.25         0.80 - 2.49     24.47  -  26.62
     2013...  1,449   19.80 - 22.68      29,447      1.13         0.80 - 2.49     38.14  -  40.53
     2012...  1,678   14.33 - 16.14      24,419      1.35         0.80 - 2.49     19.22  -  21.29
     2011...  1,982   12.02 - 13.31      23,902      0.87         0.80 - 2.49     (3.63) -  (1.97)
     2010...  2,434   12.47 - 13.58      30,167      1.95         0.80 - 2.49     (0.08) -   1.65
     VT Global Utilities
     2014...    733   14.59 - 21.47      10,759      2.95         0.80 - 2.29     11.96  -  13.66
     2013...    883   12.84 - 18.32      11,550      2.58         0.80 - 2.69     10.75  -  12.91
     2012...  1,040   11.37 - 16.54      12,146      3.81         0.80 - 2.69      2.21  -   4.20
     2011...  1,245   10.91 - 16.18      14,107      3.65         0.80 - 2.69     (7.95) -  (6.16)
     2010...  1,528   11.63 - 17.58      18,568      4.00         0.80 - 2.69     (0.90) -   1.02

     VT Growth and Income
     2014...  8,761   19.21 - 19.60     145,170      1.38         0.70 - 2.69      7.75  -   9.96
     2013... 10,395   17.47 - 18.19     157,751      1.72         0.70 - 2.69     32.03  -  34.73
     2012... 12,240   12.97 - 13.77     139,367      1.79         0.70 - 2.69     15.93  -  18.30
     2011... 14,617   10.96 - 11.88     141,861      1.30         0.70 - 2.69     (7.20) -  (5.31)
     2010... 17,810   11.58 - 12.80     184,255      1.54         0.70 - 2.69     11.30  -  13.58

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
   Sub-Accounts (continued):
     VT Growth Opportunities
     2014...  1,306  $  6.98 - 8.57    $ 10,237       0.22%       0.80 - 2.15%    11.47  -  13.00%
     2013...  1,549     6.26 - 7.59      10,806       0.50        0.80 - 2.15     33.21  -  35.05
     2012...  1,847     4.70 - 5.62       9,608       0.09        0.80 - 2.15     15.03  -  16.62
     2011...  2,117     4.09 - 4.82       9,501       0.17        0.80 - 2.15     (6.18) -  (4.89)
     2010...  2,306     4.36 - 5.07      10,973       0.21        0.80 - 2.15     14.79  -  16.38

     VT High Yield
     2014...  1,512   21.14 - 23.24      33,289       6.36        0.80 - 2.54     (1.02) -   0.75
     2013...  1,804   21.36 - 23.07      39,729       7.15        0.80 - 2.54      5.67  -   6.99
     2012...  2,136   20.22 - 21.56      44,425       7.81        0.80 - 2.59     13.00  -  15.08
     2011...  2,500   17.89 - 18.73      45,504       8.21        0.80 - 2.59     (0.87) -   0.94
     2010...  3,100   18.05 - 18.56      56,454       7.51        0.80 - 2.59     11.09  -  13.13

     VT Income
     2014...  4,214   14.18 - 20.88      72,738       6.30        0.80 - 2.54      3.75  -   5.60
     2013...  4,977   13.67 - 19.77      81,699       3.90        0.80 - 2.54     (0.72) -   1.06
     2012...  5,874   13.77 - 19.56      95,918       5.15        0.80 - 2.54      7.92  -   9.86
     2011...  6,875   12.76 - 17.81     102,954       9.15        0.80 - 2.54      2.34  -   4.16
     2010...  8,791   12.47 - 17.10     127,121      11.26        0.80 - 2.54      7.08  -   8.99

     VT International Equity
     2014...  5,419   12.05 - 15.80      74,215       0.98        0.70 - 2.59     (9.19) -  (7.43)
     2013...  6,439   13.02 - 17.40      97,085       1.46        0.70 - 2.59     24.76  -  27.18
     2012...  7,707   10.23 - 13.95      92,599       2.26        0.70 - 2.59     18.75  -  21.06
     2011...  9,304    8.45 - 11.74      93,329       3.43        0.70 - 2.59    (23.28) - (17.51)
     2010... 10,864   10.25 - 14.51     132,418       3.50        0.70 - 2.59      1.61  -   9.26

     VT International Growth
     2014...    968    7.83 - 12.65      11,716       0.06        0.80 - 2.15     (8.16) - (6.90)
     2013...  1,126    8.53 - 13.59      14,739       1.05        0.80 - 2.15     19.74  -  21.39
     2012...  1,306    7.12 - 11.20      14,073       1.48        0.80 - 2.15     18.40  -  20.04
     2011...  1,545     6.02 - 9.33      14,000       2.52        0.80 - 2.15    (19.66) - (18.55)
     2010...  1,737    7.49 - 11.45      19,448       2.77        0.80 - 2.15      9.79  -  11.31

     VT International Value
     2014...    968   11.04 - 14.23      12,894       1.41        0.80 - 2.15    (11.43) - (10.21)
     2013...  1,096   12.46 - 15.85      16,375       2.53        0.80 - 2.15     19.59  -  21.23
     2012...  1,238   10.42 - 13.08      15,369       3.14        0.80 - 2.15     19.08  -  20.73
     2011...  1,543    8.75 - 10.83      15,943       2.74        0.80 - 2.15    (15.63) - (14.47)
     2010...  1,943   10.37 - 12.66      23,612       3.26        0.80 - 2.15      4.82  -   6.27

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                      AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                            ----------------------------------- ------------------------------------------------
                                     ACCUMULATION                                  EXPENSE            TOTAL
                            UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                            (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                            ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
   Sub-Accounts (continued):
     VT Investors
     2014..................  4,135  $13.09 - 19.77..  $ 55,192.     1.19%....   0.80 - 2.44%... 11.13  -  13.00%.
     2013..................  4,884   11.58 - 17.79..    57,858.      1.51....    0.80 - 2.44...  31.83  -  34.04.
     2012..................  5,775    8.64 - 13.50..    51,364.      1.37....    0.80 - 2.44...  13.97  -  15.89.
     2011..................  6,981    7.46 - 11.84..    53,722.      1.15....    0.80 - 2.44... (8.52) -  (0.76).
     2010..................  8,264    7.51 - 12.13..    64,481.      1.24....    0.80 - 2.44...   4.16  -  13.01.

     VT Money Market
     2014..................  5,642    8.55 - 11.58..    55,405.      0.01....    0.80 - 2.54... (2.53) -  (0.79).
     2013..................  6,570    8.72 - 11.67      65,393      0.01         0.80 - 2.59     (2.58) -  (0.79)
     2012..................  8,055    8.95 - 11.77      81,873      0.01         0.80 - 2.59     (2.59) -  (0.79)
     2011..................  8,989    9.19 - 11.86      92,775      0.01         0.80 - 2.59     (2.57) -  (0.79)
     2010.................. 10,950    9.43 - 11.96     114,784      0.04         0.80 - 2.59     (2.55) -  (0.76)

     VT Multi-Cap Growth
     2014..................  6,238   13.10 - 22.90      80,850      0.32         0.80 - 2.69     10.44  -  12.58
     2013..................  7,351   11.64 - 20.73      85,227      0.51         0.80 - 2.69     32.77  -  35.35
     2012..................  8,569    8.60 - 15.62      74,102      0.25         0.80 - 2.69     13.61  -  15.82
     2011.................. 10,185    7.42 - 13.74      76,544      0.27         0.80 - 2.69     (7.63) -  (5.84)
     2010.................. 12,642    7.88 - 14.88     101,745      0.25         0.80 - 2.69     16.34  -  18.60

     VT Multi-Cap Value
     2014..................    257   26.51 - 30.55       7,328      0.72         0.80 - 2.00       8.54  -  9.87
     2013..................    301   24.42 - 27.81       7,871      1.20         0.80 - 2.00      39.23  - 40.93
     2012..................    348   17.54 - 19.73       6,488      0.40         0.80 - 2.00      13.93  - 15.32
     2011..................    382   15.40 - 17.11       6,220      0.28         0.80 - 2.00     (7.01) - (5.88)
     2010..................    471   16.56 - 18.18       8,199      0.31         0.80 - 2.00      21.58  - 23.07

     VT Research
     2014..................  1,619   16.26 - 21.45      25,532      0.81         0.80 - 2.34      12.17  - 13.94
     2013..................  1,932   14.27 - 19.12      26,998      1.13         0.80 - 2.34      30.24  - 32.30
     2012..................  2,279   10.78 - 14.68      24,258      1.08         0.80 - 2.34      15.15  - 16.97
     2011..................  2,810    9.22 - 12.75      25,746      0.83         0.80 - 2.34     (4.04) - (2.53)
     2010..................  3,483    9.46 - 13.29      32,906      1.04         0.80 - 2.34      13.66  - 15.45

     VT Small Cap Value
     2014..................  1,442   19.10 - 22.68      39,246      0.49         0.70 - 2.30        1.08  - 2.71
     2013..................  1,813   18.89 - 22.08      48,018      0.88         0.70 - 2.30      36.44  - 38.63
     2012..................  2,165   13.85 - 15.93      41,992      0.47         0.70 - 2.30      14.81  - 16.67
     2011..................  2,623   12.06 - 13.65      43,849      0.51         0.70 - 2.30     (6.89) - (5.39)
     2010..................  3,255   12.95 - 14.43      57,624      0.30         0.70 - 2.30     23.12  -  25.11

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
   Sub-Accounts (continued):
     VT Voyager
     2014.............  7,085  $15.54 - 20.72    $109,081      0.75%        0.80 - 2.69%     6.77  -   8.84%
     2013.............  8,343   14.28 - 19.41     119,381      0.81         0.80 - 2.69     39.86  -  42.58
     2012............. 10,008   10.02 - 13.88     101,747      0.36         0.80 - 2.69     11.15  -  40.64
     2011............. 11,845    7.12 - 12.48     107,441        --         0.70 - 2.69    (20.06) - (18.42)
     2010............. 13,951    8.73 - 15.62     156,358      1.28         0.70 - 2.69     17.55  -  19.96

Investments in the
  The Universal Institutional Funds, Inc.
   Sub-Accounts:
     Van Kampen UIF Core Plus Fixed Income
     2014.............     52   14.32 - 15.35         772      2.96         1.15 - 1.85      5.86  -   6.40
     2013.............     48   13.53 - 14.43         659      3.73         1.35 - 1.85     (2.16) -  (1.66)
     2012.............     64   13.83 - 14.67         910      4.84         1.35 - 1.85      7.41  -   7.96
     2011.............     74   12.87 - 13.59         994      3.62         1.35 - 1.85      3.70  -   4.23
     2010.............     75   12.41 - 13.04         967      6.74         1.35 - 1.85      5.16  -   5.70

     Van Kampen UIF Emerging Markets Equity
     2014.............    936   18.43 - 24.08      18,089      0.38         0.70 - 2.20     (6.57) -  (5.16)
     2013.............  1,142   19.44 - 27.55      23,231      1.18         0.70 - 2.20     (3.18) -  (1.72)
     2012.............  1,377   19.77 - 28.46      28,583        --         0.70 - 2.20     17.34  -  19.11
     2011.............  1,607   16.60 - 24.25      28,314      0.40         0.70 - 2.20    (20.00) - (18.79)
     2010.............  1,868   20.44 - 30.31      41,174      0.58         0.70 - 2.20     16.44  -  18.19

     Van Kampen UIF Global Infrastructure
     2014 (al) (ao)...  1,230   16.52 - 19.50      53,196        --         0.70 - 1.98      7.25  -   8.19

     Van Kampen UIF Global Tactical Asset Allocation Portfolio
     2014.............  5,574   13.64 - 14.87      79,713      0.84         0.70 - 2.20     (0.07) -   1.44
     2013.............  6,536   13.45 - 14.88      92,037      0.20         0.70 - 2.20     13.42  -  15.14
     2012.............  1,140   11.68 - 13.12      12,307      2.13         0.70 - 2.20     11.36  -  13.05
     2011.............  1,320   10.33 - 11.78      12,723      1.31         0.70 - 2.20     (4.35) -   3.02
     2010.............  1,623   10.80 - 12.50      16,486      2.90         0.70 - 2.20      3.39  -   4.95

     Van Kampen UIF Growth
     2014.............  1,367   17.84 - 21.61      25,271        --         0.70 - 2.69      3.50  -   5.62
     2013.............  1,540   16.89 - 20.88      27,382      0.43         0.70 - 2.69     44.09  -  47.04
     2012.............  1,901   11.49 - 14.49      23,350        --         0.70 - 2.69     11.29  -  13.58
     2011.............  2,255   10.11 - 13.02      24,622      0.11         0.70 - 2.69     (5.41) -  (3.48)
     2010.............  2,712   10.48 - 13.77      30,980      0.12         0.70 - 2.69     19.56  -  22.00

(al) On April 25, 2014, Global Infrastructure merged into Van Kampen UIF Global Infrastructure
(ao) For the period beginning April 25, 2014 and ended December 31, 2014

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal Institutional Funds, Inc.
   Sub-Accounts:
     Van Kampen UIF Mid Cap Growth
     2014.........   558   $24.51 - 28.88    $14,237        -- %        0.70 - 2.30%    (0.35) -   1.26%
     2013.........   651    24.60 - 28.52     16,585       0.35         0.70 - 2.30     34.36  -  36.53
     2012.........   820    18.31 - 20.89     15,471         --         0.70 - 2.30      6.21  -   7.93
     2011......... 1,019    17.24 - 19.36     17,983       0.34         0.70 - 2.30     (9.23) -  (7.77)
     2010......... 1,218    18.99 - 20.99     23,536         --         0.70 - 2.30     29.31  -  31.39

     Van Kampen UIF U.S. Real Estate
     2014.........   500    28.83 - 53.44     20,052       1.45         0.70 - 2.30     26.77  -  28.82
     2013.........   597    22.74 - 41.48     18,746       1.11         0.70 - 2.30     (0.27) -   1.34
     2012.........   682    22.80 - 40.93     21,401       0.87         0.70 - 2.30     13.20  -  15.03
     2011.........   793    20.14 - 35.59     21,863       0.84         0.70 - 2.30      3.52  -   5.18
     2010.........   972    19.46 - 33.83     25,796       2.18         0.70 - 2.30     27.01  -  29.06

Investments in the
  The Universal Institutional Funds, Inc. (Class II)
   Sub-Accounts:
     Van Kampen UIF Emerging Markets Debt (Class II)
     2014.........   425    17.57 - 25.29      9,899       5.49         1.29 - 2.59      0.23  -   1.56
     2013.........   524    17.53 - 20.19     12,012       3.91         1.29 - 2.59    (11.12) -  (9.93)
     2012.........   605    22.42 - 24.17     15,434       2.78         1.29 - 2.59     14.82  -  16.35
     2011.........   782    19.26 - 21.05     17,195       3.46         1.29 - 2.59      4.12  -   5.51
     2010......... 1,023    18.26 - 20.22     21,338       4.20         1.29 - 2.59    (12.16) -   6.90

     Van Kampen UIF Emerging Markets Equity (Class II)
     2014.........   204    28.42 - 33.18      6,475       0.33         1.29 - 2.59     (7.03) -  (5.79)
     2013.........   274    30.57 - 35.21      9,293       1.11         1.29 - 2.59     (3.66) -  (2.38)
     2012.........   338    31.73 - 36.07     11,766         --         1.29 - 2.59     16.73  -  18.29
     2011.........   422    27.18 - 30.49     12,492       0.36         1.29 - 2.59    (20.35) - (19.29)
     2010.........   511    34.13 - 37.78     18,755       0.56         1.29 - 2.59     15.87  -  17.41

     Van Kampen UIF Global Franchise (Class II)
     2014......... 1,446    24.17 - 25.37     37,168       2.05         1.29 - 2.59      1.80  -   3.16
     2013......... 1,856    23.43 - 24.92     46,553       2.64         1.29 - 2.59     16.56  -  18.12
     2012......... 2,389    19.84 - 21.38     51,202       2.25         1.29 - 2.59     12.59  -  14.10
     2011......... 2,988    17.38 - 18.99     56,372       3.31         1.29 - 2.59      7.65  -  28.99
     2010......... 3,715    16.15 - 17.87     65,406       0.54         1.29 - 2.59     11.10  -  12.58

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal Institutional Funds, Inc. (Class II)
   Sub-Accounts (continued):
     Van Kampen UIF Global Infrastructure (Class II)
     2014 (an) (ao)...   799   $26.57 - 31.02    $14,176        -- %        1.29 - 2.59%     6.52  -   7.50%

     Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)
     2014............. 1,923.   15.03 - 17.54..   27,193       0.76         1.29 - 2.59     (0.65) -   0.68
     2013 (ar)........ 2,266.   15.13 - 17.42..   31,979       0.12         1.29 - 2.59      8.25  -   9.24

     Van Kampen UIF Growth (Class II)
     2014.............   223    24.23 - 24.50      5,760         --         1.29 - 2.59      3.34  -   4.72
     2013.............   288    23.39 - 23.45      7,194       0.21         1.29 - 2.59     43.90  -  45.82
     2012.............   394    16.04 - 16.29      6,732         --         1.29 - 2.59     11.09  -  12.58
     2011.............   509    14.25 - 14.67      7,708         --         1.29 - 2.59     (4.29) -   7.62
     2010.............   633    14.89 - 15.53     10,101         --         1.29 - 2.59     19.44  -  21.03

     Van Kampen UIF Mid Cap Growth (Class II)
     2014.............   802    17.00 - 28.99     18,322         --         1.29 - 2.59     (0.80) -   0.53
     2013............. 1,037    16.91 - 29.22     23,805       0.24         1.29 - 2.59     33.93  -  35.71
     2012............. 1,394    12.46 - 21.82     23,493         --         1.29 - 2.59      5.67  -   7.09
     2011............. 1,641    11.63 - 20.65     26,252       0.25         1.29 - 2.59     (8.37) -  73.05
     2010............. 2,000    12.70 - 22.84     35,651         --         1.29 - 2.59     28.85  -  30.56

     Van Kampen UIF Small Company Growth (Class II)
     2014.............   289    26.72 - 31.19      8,550         --         1.29 - 2.59    (16.10) - (14.97)
     2013.............   363    31.84 - 36.68     12,718         --         1.29 - 2.59     66.90  -  69.12
     2012.............   474    19.08 - 21.69      9,880         --         1.29 - 2.59     11.73  -  13.22
     2011.............   601    17.08 - 19.16     11,112       4.01         1.29 - 2.59    (11.08) -  (9.89)
     2010.............   752    19.20 - 21.26     15,510         --         1.29 - 2.59     23.28  -  24.93

     Van Kampen UIF U.S. Real Estate (Class II)
     2014............. 1,013    28.50 - 37.99     35,316       1.25         1.29 - 2.59     26.08  -  27.76
     2013............. 1,348    22.60 - 26.04     36,894       0.86         1.29 - 2.59     (0.88) -   0.44
     2012............. 1,553    25.88 - 25.92     42,444       0.60         1.29 - 2.59     12.79  -  13.95
     2011............. 1,894    22.71 - 22.98     45,526       0.54         1.29 - 2.59     (8.67) -   2.93
     2010............. 2,367    21.78 - 22.14     54,626       1.97         1.29 - 2.69     26.05  -  27.86

(an) On April 25, 2014, Global Infrastructure (Class Y Shares) merged into Van Kampen UIF Global Infrastructure--Class II
(ao) For the period beginning April 25, 2014 and ended December 31, 2014
(ar) For the period beginning April 26, 2013 and ended December 31, 2013

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
        CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                              Year Ended December 31,
($ in millions)                                                                               ----------------------
                                                                                               2014    2013    2012
                                                                                              ------  ------  ------
Revenues
   Premiums (net of reinsurance ceded of $216, $367 and $402)                                 $  589  $  613  $  593
   Contract charges (net of reinsurance ceded of $176, $251 and $252)                            847   1,054   1,029
   Net investment income                                                                       2,081   2,485   2,597
   Realized capital gains and losses:
       Total other-than-temporary impairment ("OTTI") losses                                     (54)    (49)    (60)
       OTTI losses reclassified to (from) other comprehensive income                              (1)     (3)     (8)
                                                                                              ------  ------  ------
          Net OTTI losses recognized in earnings                                                 (55)    (52)    (68)
       Sales and other realized capital gains and losses                                         198     128      52
                                                                                              ------  ------  ------
          Total realized capital gains and losses                                                143      76     (16)
                                                                                              ------  ------  ------
                                                                                               3,660   4,228   4,203
                                                                                              ------  ------  ------
Costs and expenses
   Contract benefits (net of reinsurance ceded of $329, $331 and $644)                         1,452   1,606   1,521
   Interest credited to contractholder funds (net of reinsurance ceded of $27, $27 and $28)      891   1,251   1,289
   Amortization of deferred policy acquisition costs                                             162     240     324
   Operating costs and expenses                                                                  310     434     437
   Restructuring and related charges                                                               2       6      --
   Interest expense                                                                               16      23      45
                                                                                              ------  ------  ------
                                                                                               2,833   3,560   3,616
                                                                                              ------  ------  ------
(Loss) gain on disposition of operations                                                         (68)   (687)     18
                                                                                              ------  ------  ------
Income (loss) from operations before income tax expense                                          759     (19)    605

Income tax expense                                                                               233      19     179
                                                                                              ------  ------  ------
Net income (loss)                                                                                526     (38)    426
                                                                                              ------  ------  ------
Other comprehensive income (loss), after-tax
   Change in unrealized net capital gains and losses                                             455    (707)    821
   Change in unrealized foreign currency translation adjustments                                  (4)      2      --
                                                                                              ------  ------  ------
       Other comprehensive income (loss), after-tax                                              451    (705)    821
                                                                                              ------  ------  ------
Comprehensive income (loss)                                                                   $  977  $ (743) $1,247
                                                                                              ======  ======  ======

                See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
                 CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                                                                   December 31,
($ in millions, except par value data)                                                           ----------------
                                                                                                   2014     2013
                                                                                                 -------  -------
Assets
Investments
   Fixed income securities, at fair value (amortized cost $25,822 and $27,427)                   $28,117  $28,756
   Mortgage loans                                                                                  3,686    4,173
   Equity securities, at fair value (cost $927 and $565)                                             970      650
   Limited partnership interests                                                                   2,024    2,064
   Short-term, at fair value (amortized cost $857 and $590)                                          857      590
   Policy loans                                                                                      616      623
   Other                                                                                           1,196    1,088
                                                                                                 -------  -------
          Total investments                                                                       37,466   37,944
Cash                                                                                                 146       93
Deferred policy acquisition costs                                                                  1,271    1,331
Reinsurance recoverables                                                                           2,586    2,754
Accrued investment income                                                                            333      358
Other assets                                                                                         537      256
Separate Accounts                                                                                  4,396    5,039
Assets held for sale                                                                                  --   15,593
                                                                                                 -------  -------
          Total assets                                                                           $46,735  $63,368
                                                                                                 =======  =======
Liabilities
Contractholder funds                                                                             $21,816  $23,604
Reserve for life-contingent contract benefits                                                     11,566   11,589
Unearned premiums                                                                                      6        6
Payable to affiliates, net                                                                            96      100
Other liabilities and accrued expenses                                                               826      838
Deferred income taxes                                                                              1,407      941
Notes due to related parties                                                                         275      282
Separate Accounts                                                                                  4,396    5,039
Liabilities held for sale                                                                             --   14,899
                                                                                                 -------  -------
          Total liabilities                                                                       40,388   57,298
                                                                                                 -------  -------
Commitments and Contingent Liabilities (Notes 8 and 12)
Shareholder's Equity

Redeemable preferred stock - series A, $100 par value, 1,500,000 shares authorized, none issued       --       --

Redeemable preferred stock - series B, $100 par value, 1,500,000 shares authorized, none issued       --       --

Common stock, $227 par value, 23,800 shares authorized and outstanding                                 5        5
Additional capital paid-in                                                                         1,990    2,690
Retained income                                                                                    2,973    2,447
Accumulated other comprehensive income:
   Unrealized net capital gains and losses:
       Unrealized net capital gains and losses on fixed income securities with OTTI                   47       31
       Other unrealized net capital gains and losses                                               1,468      997
       Unrealized adjustment to DAC, DSI and insurance reserves                                     (133)    (101)
                                                                                                 -------  -------
          Total unrealized net capital gains and losses                                            1,382      927
       Unrealized foreign currency translation adjustments                                            (3)       1
                                                                                                 -------  -------
          Total accumulated other comprehensive income                                             1,379      928
                                                                                                 -------  -------
          Total shareholder's equity                                                               6,347    6,070
                                                                                                 -------  -------
          Total liabilities and shareholder's equity                                             $46,735  $63,368
                                                                                                 =======  =======

                See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                               Year Ended December 31,
($ in millions)                                                ----------------------
                                                                2014    2013    2012
                                                               ------  ------  ------
Common stock                                                   $    5  $    5  $    5
                                                               ------  ------  ------
Additional capital paid-in
Balance, beginning of year                                      2,690   3,190   3,190
Return of capital                                                (700)   (500)     --
                                                               ------  ------  ------
Balance, end of year                                            1,990   2,690   3,190
                                                               ------  ------  ------
Retained income
Balance, beginning of year                                      2,447   2,485   2,060
Net income (loss)                                                 526     (38)    426
Loss on reinsurance agreement with an affiliate                    --      --      (1)
                                                               ------  ------  ------
Balance, end of year                                            2,973   2,447   2,485
                                                               ------  ------  ------
Accumulated other comprehensive income
Balance, beginning of year                                        928   1,633     812
Change in unrealized net capital gains and losses                 455    (707)    821
Change in unrealized foreign currency translation adjustments      (4)      2      --
                                                               ------  ------  ------
Balance, end of year                                            1,379     928   1,633
                                                               ------  ------  ------
Total shareholder's equity                                     $6,347  $6,070  $7,313
                                                               ======  ======  ======

                See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                           Year Ended December 31,
($ in millions)                                                                           -------------------------
                                                                                            2014     2013     2012
                                                                                          -------  -------  -------
Cash flows from operating activities
Net income (loss)                                                                         $   526  $   (38) $   426
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
   Amortization and other non-cash items                                                      (86)     (73)     (25)
   Realized capital gains and losses                                                         (143)     (76)      16
   Loss (gain) on disposition of operations                                                    68      687      (18)
   Interest credited to contractholder funds                                                  891    1,251    1,289
   Changes in:
       Policy benefits and other insurance reserves                                          (553)    (634)    (656)
       Unearned premiums                                                                       (1)      (2)      (3)
       Deferred policy acquisition costs                                                       (1)     (14)      62
       Reinsurance recoverables, net                                                          (25)     (54)    (157)
       Income taxes                                                                           121       33      248
       Other operating assets and liabilities                                                (134)     (65)     (35)
                                                                                          -------  -------  -------
          Net cash provided by operating activities                                           663    1,015    1,147
                                                                                          -------  -------  -------
Cash flows from investing activities
Proceeds from sales
   Fixed income securities                                                                  3,353    4,046    6,674
   Equity securities                                                                        1,383      265       22
   Limited partnership interests                                                              521      387      201
   Mortgage loans                                                                              10       24       15
   Other investments                                                                           35       38      111
Investment collections
   Fixed income securities                                                                  1,909    4,168    3,077
   Mortgage loans                                                                           1,027      926    1,022
   Other investments                                                                           46       88       84
Investment purchases
   Fixed income securities                                                                 (3,232)  (4,348)  (7,458)
   Equity securities                                                                       (1,612)    (453)    (201)
   Limited partnership interests                                                             (711)    (597)    (507)
   Mortgage loans                                                                            (468)    (522)    (449)
   Other investments                                                                         (306)     (81)    (159)
Change in short-term investments, net                                                          79     (108)      16
Change in policy loans and other investments, net                                              60       76       56
Disposition of operations                                                                     345       --       13
                                                                                          -------  -------  -------
          Net cash provided by investing activities                                         2,439    3,909    2,517
                                                                                          -------  -------  -------
Cash flows from financing activities
Contractholder fund deposits                                                                1,065    2,062    2,061
Contractholder fund withdrawals                                                            (3,407)  (6,520)  (5,490)
Return of capital                                                                            (700)    (500)      --
Repayment of notes due to related parties                                                      (7)    (214)    (204)
                                                                                          -------  -------  -------
          Net cash used in financing activities                                            (3,049)  (5,172)  (3,633)
                                                                                          -------  -------  -------
Net increase (decrease) in cash                                                                53     (248)      31
Cash at beginning of year                                                                      93      341      310
                                                                                          -------  -------  -------
Cash at end of year                                                                       $   146  $    93  $   341
                                                                                          =======  =======  =======

                See notes to consolidated financial statements.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. General

Basis of presentation

   The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

   To conform to the current year presentation, certain amounts in the prior year notes to consolidated financial statements have been reclassified.

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Nature of operations

   The Company sells traditional, interest-sensitive and variable life insurance products. The Company distributes its products through Allstate exclusive agencies and exclusive financial specialists. The Company also sells voluntary accident and health insurance through workplace enrolling independent agents in New York. The Company previously offered and continues to have in force fixed annuities such as deferred and immediate annuities, and institutional products consisting of funding agreements sold to unaffiliated trusts that use them to back medium-term notes. The following table summarizes premiums and contract charges by product.

                                                       2014   2013   2012
     ($ in millions)                                  ------ ------ ------
     Premiums
     Traditional life insurance                       $  492 $  471 $  449
     Immediate annuities with life contingencies           4     37     45
     Accident and health insurance                        93    105     99
                                                      ------ ------ ------
        Total premiums                                   589    613    593

     Contract charges
     Interest-sensitive life insurance                   828  1,036  1,011
     Fixed annuities                                      19     18     18
                                                      ------ ------ ------
        Total contract charges                           847  1,054  1,029
                                                      ------ ------ ------
            Total premiums and contract charges       $1,436 $1,667 $1,622
                                                      ====== ====== ======

   The Company, through several subsidiaries, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia and Puerto Rico. For 2014, the top geographic locations for statutory premiums and annuity considerations were California, Texas, New York, Florida and Illinois. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations.

   The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates, credit spreads, equity prices or currency exchange rates. The Company's primary market risk exposures are to changes in interest rates, credit spreads and equity prices. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets and liabilities. This risk arises from many of the Company's primary activities, as it invests substantial funds in interest-sensitive assets and issues interest-sensitive liabilities. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from many of the Company's primary activities, as the Company invests substantial funds in spread-sensitive fixed income assets. Equity price risk is the risk that the Company will incur losses due to adverse changes in the general levels of the equity markets.

   The Company monitors economic and regulatory developments that have the potential to impact its business. Federal and state laws and regulations affect the taxation of insurance companies and life insurance products. Congress and various state legislatures from time to time consider legislation that would reduce or eliminate the favorable policyholder tax treatment currently applicable to life insurance. Congress and various state legislatures also consider proposals to reduce the taxation of certain products or investments that may compete with life insurance. Legislation that increases the taxation on insurance products or reduces the taxation on competing products could lessen the advantage or create a disadvantage for certain of the Company's products making them less competitive. Such proposals, if adopted, could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2. Summary of Significant Accounting Policies

Investments

   Fixed income securities include bonds, asset-backed securities ("ABS"), residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and redeemable preferred stocks. Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes and related deferred policy acquisition costs ("DAC"), deferred sales inducement costs ("DSI") and reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income. Cash received from calls and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Consolidated Statements of Cash Flows.

   Mortgage loans are carried at unpaid principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected.

   Equity securities primarily include common stocks, exchange traded and mutual funds, non-redeemable preferred stocks and real estate investment trust equity investments. Equity securities are designated as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.

   Investments in limited partnership interests, including interests in private equity/debt funds, real estate funds and other funds, where the Company's interest is so minor that it exercises virtually no influence over operating and financial policies are accounted for in accordance with the cost method of accounting; all other investments in limited partnership interests are accounted for in accordance with the equity method of accounting ("EMA").

   Short-term investments, including money market funds, commercial paper and other short-term investments, are carried at fair value. Policy loans are carried at unpaid principal balances. Other investments primarily consist of bank loans, agent loans, notes due from related party and derivatives. Bank loans are primarily senior secured corporate loans and are carried at amortized cost. Agent loans are loans issued to exclusive Allstate agents and are carried at unpaid principal balances, net of valuation allowances and unamortized deferred fees or costs. Notes due from related party are carried at outstanding principal balances. Derivatives are carried at fair value.

   Investment income primarily consists of interest, dividends, income from certain derivative transactions and income from limited partnership interests. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for ABS, RMBS and CMBS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For ABS, RMBS and CMBS of high credit quality with fixed interest rates, the effective yield is recalculated on a retrospective basis. For all others, the effective yield is recalculated on a prospective basis. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Accrual of income is suspended for mortgage loans, bank loans and agent loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on investments on nonaccrual status are generally recorded as a reduction of carrying value. Income from cost method limited partnership interests is recognized upon receipt of amounts distributed by the partnerships. Income from EMA limited partnership interests is recognized based on the Company's share of the partnerships' net income, including unrealized gains and losses, and is recognized on a delay due to the availability of the related financial statements. Income recognition on private equity/debt funds and real estate funds is generally on a three month delay and income recognition on other funds is generally on a one month delay.

   Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value, adjustments to valuation allowances on mortgage loans and agent loans and periodic changes in fair value and settlements of certain derivatives including hedge ineffectiveness. Realized capital gains and losses on investment sales are determined on a specific identification basis.

Derivative and embedded derivative financial instruments

   Derivative financial instruments include interest rate swaps, credit default swaps, futures (interest rate and equity), options (including swaptions), interest rate caps, warrants, foreign currency swaps, foreign currency forwards and certain investment risk transfer reinsurance agreements. Derivatives required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in certain fixed income securities, equity-indexed life and annuity contracts, reinsured variable annuity contracts and certain funding agreements.

   All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in fair value of derivatives embedded in life and annuity product contracts and subject to bifurcation is reported in contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives subject to bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks, respectively, within the Consolidated Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statements of Cash Flows.

   When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk. For a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges, if any, is reported in realized capital gains and losses.

   Fair value hedges The change in fair value of hedging instruments used in fair value hedges of investment assets or a portion thereof is reported in net investment income, together with the change in fair value of the hedged items. The change in fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in fair value of the hedged items. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds. The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability is adjusted for the change in fair value of the hedged risk.

   Cash flow hedges For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to income, or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

   Termination of hedge accounting If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof which has already been recognized in income while the hedge was in place and used to adjust the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability, is amortized over the remaining life of the hedged asset, liability or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset that has become other-than-temporarily impaired, the adjustment made to the amortized cost for fixed income securities or the carrying value for mortgage loans is subject to the accounting policies applied to other-than-temporarily impaired assets.

   When a derivative instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to income as the hedged risk impacts income. If the derivative instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative instrument used in a cash flow hedge of a forecasted transaction is terminated because it is probable the forecasted transaction will not occur, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied.

   Non-hedge derivative financial instruments For derivatives for which hedge accounting is not applied, the income statement effects, including fair value gains and losses and accrued periodic settlements, are reported either in realized capital gains and losses or in a single line item together with the results of the associated asset or liability for which risks are being managed.

Securities loaned

   The Company's business activities include securities lending transactions, which are used primarily to generate net investment income. The proceeds received in conjunction with securities lending transactions are reinvested in short-term investments. These transactions are short-term in nature, usually 30 days or less.

   The Company receives cash collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to repossess the securities loaned on short notice.

Recognition of premium revenues and contract charges, and related benefits and interest credited

   Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Voluntary accident and health insurance products are expected to remain in force for an extended period. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

   Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

   Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

   Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, and funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

   Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life and annuities and indexed funding agreements are generally based on a specified interest rate index or an equity index, such as the Standard & Poor's ("S&P") 500 Index. Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC.

   Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits. Substantially all of the Company's variable annuity business is ceded through reinsurance agreements and the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

Deferred policy acquisition and sales inducement costs

   Costs that are related directly to the successful acquisition of new or renewal life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on fixed annuity and interest-sensitive life contracts. These sales inducements are primarily in the form of additional credits to the customer's account balance or enhancements to interest credited for a specified period which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses. Amortization of DAC is included in amortization of deferred policy acquisition costs and is described in more detail below. DSI is amortized into income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds.

   For traditional life insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies. The Company periodically reviews the recoverability of DAC for these policies on an aggregate basis using actual experience. The Company aggregates all traditional life insurance products and immediate annuities with life contingencies in the analysis. If actual experience is significantly adverse compared to the original assumptions and a premium deficiency is determined to exist, any remaining unamortized DAC balance would be expensed to the extent not recoverable and the establishment of a premium deficiency reserve may be required.

   For interest-sensitive life, fixed annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance using rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of the rate of customer surrenders, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period, which is typically 10-20 years for interest-sensitive life and 5-10 years for fixed annuities. The cumulative DAC and DSI amortization is reestimated and adjusted by a cumulative charge or credit to income when there is a difference between the incidence of actual versus expected gross profits in a reporting period or when there is a change in total EGP. When DAC or DSI amortization or a component of gross profits for a quarterly period is potentially negative (which would result in an increase of the DAC or DSI balance) as a result of negative AGP, the specific facts and circumstances surrounding the potential negative amortization are considered to determine whether it is appropriate for recognition in the consolidated financial statements. Negative amortization is only recorded when the increased DAC or DSI balance is determined to be recoverable based on facts and circumstances. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.

   AGP and EGP primarily consist of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are persistency, mortality, expenses, investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of any hedges. For products whose supporting investments are exposed to capital losses in excess of the Company's expectations which may cause periodic AGP to become temporarily negative, EGP and AGP utilized in DAC and DSI amortization may be modified to exclude the excess capital losses.

   The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, fixed annuities and other investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC or DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

   The DAC and DSI balances presented include adjustments to reflect the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized capital gains or losses in the respective product investment portfolios were actually realized. The adjustments are recorded net of tax in accumulated other comprehensive income. DAC, DSI and deferred income taxes determined on unrealized capital gains and losses and reported in accumulated other comprehensive income recognize the impact on shareholder's equity consistently with the amounts that would be recognized in the income statement on realized capital gains and losses.

   Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contracts continue to be deferred and amortized in connection with the replacement contracts. For interest-sensitive life and investment contracts, the EGP of the replacement contracts are treated as a revision to the EGP of the replaced contracts in the determination of amortization of DAC and DSI. For traditional life insurance policies, any changes to unamortized DAC that result from replacement contracts are treated as prospective revisions. Any costs associated with the issuance of replacement contracts are characterized as maintenance costs and expensed as incurred. Internal replacement transactions determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

   The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $7 million and $8 million as of December 31, 2014 and 2013, respectively. Amortization expense of the present value of future profits was $1 million, $2 million and $3 million in 2014, 2013 and 2012, respectively.

Reinsurance

   In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance. The Company has also used reinsurance to effect the acquisition or disposition of certain blocks of business. The amounts reported as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.

Goodwill

   Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The goodwill balance was $5 million as of both December 31, 2014 and 2013. Goodwill is not amortized but is tested for impairment at least annually. The Company performs its annual goodwill impairment testing during the fourth quarter of each year based upon data as of the close of the third quarter. The Company also reviews goodwill for impairment whenever events or changes in circumstances, such as deteriorating or adverse market conditions, indicate that it is more likely than not that the carrying amount of goodwill may exceed its implied fair value. Goodwill impairment evaluations indicated no impairment as of December 31, 2014 or 2013.

Income taxes

   The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses, DAC, insurance reserves and differences in tax bases of invested assets. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.

Reserve for life-contingent contract benefits

   The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary accident and health insurance products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. The assumptions are established at the time the policy is issued and are generally not changed during the life of the policy. The Company periodically reviews the adequacy of reserves for these policies on an aggregate basis using actual experience. If actual experience is significantly adverse compared to the original assumptions and a premium deficiency is determined to exist, any remaining unamortized DAC balance would be expensed to the extent not recoverable and the establishment of a premium deficiency reserve may be required. To the extent that unrealized gains on fixed income securities would result in a premium deficiency if those gains were realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in accumulated other comprehensive income.

Contractholder funds

   Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance, fixed annuities and funding agreements. Contractholder funds primarily comprise cumulative deposits received and interest credited to the contractholder less cumulative contract benefits, surrenders, withdrawals, maturities and contract charges for mortality or administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.

Held for sale classification

   Business is classified as held for sale when management has approved or received approval to sell the business, the sale is probable to occur during the next 12 months at a price that is reasonable in relation to its current fair value and certain other specified criteria are met. A business classified as held for sale is recorded at the lower of its carrying amount or estimated fair value less cost to sell. If the carrying amount of the business exceeds its estimated fair value less cost to sell, a loss is recognized. Assets and liabilities related to a business classified as held for sale are segregated in the Consolidated Statement of Position in the period in which the business is classified as held for sale.

Separate accounts

   Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.

   Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. Substantially all of the Company's variable annuity business was reinsured beginning in 2006.

Off-balance sheet financial instruments

   Commitments to invest, commitments to purchase private placement securities, commitments to extend loans, financial guarantees and credit guarantees have off-balance sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position (see Note 8 and
Note 12).

Pending accounting standard

Accounting for Investments in Qualified Affordable Housing Projects

   In January 2014, the Financial Accounting Standards Board ("FASB") issued guidance which allows entities that invest in certain qualified affordable housing projects through limited liability entities the option to account for these investments using the proportional amortization method if certain conditions are met. Under the proportional amortization method, the entity amortizes the initial cost of the investment in proportion to the tax credits and other tax benefits received and recognizes the net investment performance in the income statement as a component of income tax expense or benefit. The guidance is effective for reporting periods beginning after December 15, 2014 and is to be applied retrospectively. The impact of adoption is not expected to be material to the Company's results of operations and financial position.

3. Disposition

   On April 1, 2014, the Company sold Lincoln Benefit Life Company ("LBL"), LBL's life insurance business generated through independent master brokerage agencies, and all of LBL's deferred fixed annuity and long-term care insurance business to Resolution Life Holdings, Inc. The gross sale price was $797 million, representing $596 million of cash and the retention of tax benefits. The loss on disposition increased by $79 million, pre-tax, ($38 million, after-tax) in 2014. Immediately prior to the sale closing, LBL recaptured the business being sold that was previously ceded to ALIC. The applicable prior reinsurance agreements placed by LBL were novated and replicated by ALIC.

   In conjunction with the sale, the Company was required to establish a trust relating to the business that LBL continues to cede to ALIC. This trust is required to have assets greater than or equal to the statutory reserves ceded by LBL to ALIC, measured on a monthly basis. As of December 31, 2014, the trust holds $5.28 billion of investments, which are reported in the Consolidated Statement of Financial Position.

   The following table summarizes the assets and liabilities classified as held for sale as of December 31, 2013.

      ($ in millions)
      Assets
      Investments
         Fixed income securities                                 $10,167
         Mortgage loans                                            1,367
         Short-term investments                                      160
         Policy loans                                                198
         Other investments                                            91
                                                                 -------
             Total investments                                    11,983
      Cash                                                            --
      Deferred policy acquisition costs                              743
      Reinsurance recoverables, net                                1,660
      Accrued investment income                                      109
      Other assets                                                    79
      Separate Accounts                                            1,701
                                                                 -------
                Assets held for sale                              16,275
                Less: Loss accrual                                  (682)
                                                                 -------
                    Total assets held for sale                   $15,593
                                                                 =======
      Liabilities
      Reserve for life-contingent contract benefits              $ 1,894
      Contractholder funds                                        10,945
      Unearned premiums                                               12
      Deferred income taxes                                          151
      Other liabilities and accrued expenses                         196
      Separate Accounts                                            1,701
                                                                 -------
                    Total liabilities held for sale              $14,899
                                                                 =======

   Included in shareholder's equity is $85 million of accumulated other comprehensive income related to assets held for sale as of December 31, 2013.

4. Supplemental Cash Flow Information

   Non-cash modifications of certain mortgage loans, fixed income securities, limited partnership interests and other investments, as well as mergers completed with equity securities, totaled $102 million, $306 million and $231 million in 2014, 2013 and 2012, respectively.

   Liabilities for collateral received in conjunction with the Company's securities lending program were $508 million, $322 million and $543 million as of December 31, 2014, 2013 and 2012, respectively, and are reported in other liabilities and accrued expenses. Obligations to return cash collateral for over-the-counter ("OTC") and cleared derivatives were $2 million, $6 million and $18 million as of December 31, 2014, 2013 and 2012, respectively, and are reported in other liabilities and accrued expenses or other investments.

   The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

                                                      2014   2013   2012
      ($ in millions)                                -----  -----  -----
      Net change in proceeds managed
      Net change in short-term investments           $(182) $ 235  $(298)
                                                     -----  -----  -----
         Operating cash flow (used) provided          (182)   235   (298)
      Net change in cash                                --     (2)    --
                                                     -----  -----  -----
         Net change in proceeds managed              $(182) $ 233  $(298)

      Net change in liabilities
      Liabilities for collateral, beginning of year  $(328) $(561) $(263)
      Liabilities for collateral, end of year         (510)  (328)  (561)
                                                     -----  -----  -----
         Operating cash flow provided (used)         $ 182  $(233) $ 298
                                                     =====  =====  =====

5. Related Party Transactions

Business operations

   The Company uses services performed by its affiliates, AIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs (see Note 16), allocated to the Company were $339 million, $456 million and $451 million in 2014, 2013 and 2012, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.

Structured settlement annuities

   The Company issued $7 million and $35 million of structured settlement annuities, a type of immediate annuity, in 2013 and 2012, respectively, at prices determined using interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $4 million and $3 million related to structured settlement annuities with life contingencies and were included in premium revenue for 2013 and 2012, respectively. Effective March 22, 2013, the Company no longer offers structured settlement annuities.

   In most cases, these annuities were issued under a "qualified assignment" whereby Allstate Assignment Corporation ("AAC") and prior to July 1, 2001 Allstate Settlement Corporation ("ASC"), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC's obligation to make future payments.

   AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. ALIC guaranteed the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.68 billion and $4.72 billion as of December 31, 2014 and 2013, respectively.

Broker-Dealer agreement

   The Company receives distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain annuity and variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $4 million, $13 million and $11 million in 2014, 2013 and 2012, respectively.

Reinsurance

   The Company has coinsurance reinsurance agreements with its unconsolidated affiliate American Heritage Life Insurance Company ("AHL") whereby the Company assumes certain interest-sensitive life insurance, fixed annuity contracts and accident and health insurance policies. The amounts assumed are disclosed in
Note 10.

   In September 2012, Lincoln Benefit Life Company, a consolidated subsidiary of ALIC prior to April 1, 2014, entered into a coinsurance reinsurance agreement with Lincoln Benefit Reinsurance Company ("LB Re"), an unconsolidated affiliate of the Company, to cede certain interest-sensitive life insurance policies to LB Re. In connection with the agreement, the Company recorded reinsurance recoverables of $2 million and paid $3 million in cash. The $1 million loss on the transaction was recorded as a decrease to retained income since the transaction was between affiliates under common control.

   ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

Income taxes

   The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 13).

Notes due to related parties

   Notes due to related parties outstanding as of December 31 consisted of the following:

                                                           2014 2013
           ($ in millions)                                 ---- ----
           6.35% Note, due 2018, to AIC                    $ -- $  7
           6.74% Surplus Note, due 2029, to Kennett /(1)/    25   25
           5.06% Surplus Note, due 2035, to Kennett /(1)/   100  100
           6.18% Surplus Note, due 2036, to Kennett /(1)/   100  100
           5.93% Surplus Note, due 2038, to Kennett /(1)/    50   50
                                                           ---- ----
              Total notes due to related parties           $275 $282
                                                           ==== ====

--------
/(1)/No payment of principal or interest is permitted on the surplus notes without the written approval from the proper regulatory authority. The regulatory authority could prohibit the payment of interest and principal on the surplus notes if certain statutory capital requirements are not met. Permission to pay interest on the surplus notes was granted in both 2014 and 2013.

   On August 1, 2005, ALIC entered into an agreement with Kennett Capital Inc. ("Kennett"), an unconsolidated affiliate of ALIC, whereby ALIC sold to Kennett a $100 million 5.06% surplus note due July 1, 2035 issued by ALIC Reinsurance Company ("ALIC Re"), a wholly owned subsidiary of ALIC. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett's obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett's right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued.

   On June 30, 2006, ALIC sold Kennett a $100 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2036 with an initial rate of 6.18% that will reset every 10 years to the then current ten year Constant Maturity Treasury yield ("CMT"), plus 1.14%. As payment, Kennett issued a full recourse note due June 1, 2036 to ALIC for the same amount with an initial interest rate of 5.98% that will reset every ten years to the then current ten year CMT, plus 0.94%.

   On June 30, 2008, ALIC sold Kennett a $50 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2038 with an initial rate of 5.93% that will reset every ten years to the then current ten year CMT, plus 2.09%. As payment, Kennett issued a full recourse note due June 1, 2038 to ALIC for the same amount with an initial interest rate of 5.73% that will reset every ten years to the then current ten year CMT, plus 1.89%.

   On December 18, 2009, ALIC sold Kennett a $25 million redeemable surplus note issued by ALIC Re. The surplus note is due December 1, 2029 with an initial rate of 6.74% that will reset every ten years to the then current ten year CMT, plus

3.25%. As payment, Kennett issued a full recourse note due December 1, 2029 to ALIC for the same amount with an initial interest rate of 5.19% that will reset every ten years to the then current ten year CMT, plus 1.70%.

   The notes due from Kennett are classified as other investments. In each of 2014, 2013 and 2012, the Company recorded net investment income on these notes of $15 million. In each of 2014, 2013 and 2012, the Company incurred $16 million of interest expense related to the surplus notes due to Kennett.

   On November 17, 2008, the Company issued a $400 million 7.00% surplus note due November 17, 2028 to AIC in exchange for cash. In both 2013 and 2012, the Company repaid $200 million of principal on this surplus note. In 2013 and 2012, the Company incurred interest expense on this surplus note of $7 million and $27 million, respectively.

   In March 2011, in accordance with an asset purchase agreement between Road Bay Investments, LLC ("RBI"), a consolidated subsidiary of ALIC, and AIC, RBI purchased from AIC real estate with a fair value of $10 million on the date of sale and issued a 5.75% note due March 24, 2018 to AIC for the same amount. In 2013, RBI repaid the entire principal of this note. In April 2011, RBI purchased from AIC mortgage loans with a fair value of $4 million on the date of sale and issued a 5.75% note due April 19, 2018 to AIC for the same amount. In 2013, RBI repaid the entire principal of this note. In August 2011, RBI purchased from AIC fixed income securities with a fair value of $7 million on the date of sale and issued a 6.35% note due August 23, 2018 to AIC for the same amount. In 2014, RBI repaid the entire principal of this note. Since the transactions were between affiliates under common control, the purchased investments were recorded by RBI at AIC's carrying value on the date of sale. The investments that were purchased were impaired; therefore, the carrying value on the date of sale equaled fair value. In 2014, 2013 and 2012, the Company incurred interest expense on these notes of $84 thousand, $1 million and $1 million respectively.

Liquidity and intercompany loan agreements

   The Company, AIC and the Corporation are party to the Amended and Restated Intercompany Liquidity Agreement ("Liquidity Agreement") which allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. The Liquidity Agreement does not establish a commitment to advance funds on the part of any party. The Company and AIC each serve as a lender and borrower and the Corporation serves only as a lender. The maximum amount of advances each party may make or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least 10 business days prior to the demand date. The borrower may make prepayments of the outstanding principal balance of an advance without penalty. Advances will bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter. The Company had no amounts outstanding under the Liquidity Agreement as of December 31, 2014 or 2013.

   In addition to the Liquidity Agreement, the Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and securities lending to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2014 or 2013.

   RBI, a consolidated subsidiary of ALIC, has a Revolving Loan Credit Agreement ("Credit Agreement") with AHL, according to which AHL agreed to extend revolving credit loans to RBI. As security for its obligations under the Credit Agreement, RBI entered into a Pledge and Security Agreement with AHL, according to which RBI agreed to grant a pledge of and security interest in RBI's right, title, and interest in certain assets of RBI. The Company had no amounts outstanding under the Credit Agreement as of December 31, 2014 or 2013.

Capital support agreement

   The Company has a Capital Support Agreement with AIC. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital ("RBC") ratio of at least 150%. AIC's obligation to provide capital to the Company under the agreement is limited to an aggregate amount of $1 billion. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus maximum that remains available on January 1 of such year. The Company or AIC have the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from S&P's, Moody's or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; 2) the Company's RBC ratio is at least 300%; or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. As of December 31, 2014 and 2013, no capital had been provided by AIC under this agreement.

Return of capital

   The Company approved and paid a return of capital of $700 million and $500 million to AIC in 2014 and 2013, respectively, which were recorded as a reduction of additional capital paid-in on the Consolidated Statements of Financial Position.

6. Investments

Fair values

   The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

                                                  Gross unrealized
                                        Amortized ---------------
                                          cost    Gains    Losses  Fair value
     ($ in millions)                    ---------  ------  ------  ----------
     December 31, 2014
     U.S. government and agencies        $   668  $  102   $  --    $   770
     Municipal                             3,156     520     (14)     3,662
     Corporate                            19,465   1,670    (150)    20,985
     Foreign government                      654      81      --        735
     ABS                                     773      13     (21)       765
     RMBS                                    554      55      (4)       605
     CMBS                                    538      43      (2)       579
     Redeemable preferred stock               14       2      --         16
                                         -------   ------  -----    -------
        Total fixed income securities    $25,822  $2,486   $(191)   $28,117
                                         =======   ======  =====    =======
     December 31, 2013
     U.S. government and agencies        $   678  $   90   $  (2)   $   766
     Municipal                             3,135     231     (62)     3,304
     Corporate                            20,397   1,214    (295)    21,316
     Foreign government                      715      83      (6)       792
     ABS                                   1,011      30     (34)     1,007
     RMBS                                    752      50     (12)       790
     CMBS                                    724      47      (7)       764
     Redeemable preferred stock               15       2      --         17
                                         -------   ------  -----    -------
        Total fixed income securities    $27,427  $1,747   $(418)   $28,756
                                         =======   ======  =====    =======

Scheduled maturities

   The scheduled maturities for fixed income securities are as follows as of December 31, 2014:

                                                   Amortized  Fair
                                                     cost     value
           ($ in millions)                         --------- -------
           Due in one year or less                  $ 1,338  $ 1,359
           Due after one year through five years      5,196    5,614
           Due after five years through ten years     9,950   10,475
           Due after ten years                        7,473    8,720
                                                    -------  -------
                                                     23,957   26,168
           ABS, RMBS and CMBS                         1,865    1,949
                                                    -------  -------
              Total                                 $25,822  $28,117
                                                    =======  =======

   Actual maturities may differ from those scheduled as a result of calls and make-whole payments by the issuers. ABS, RMBS and CMBS are shown separately because of the potential for prepayment of principal prior to contractual maturity dates.

Net investment income

   Net investment income for the years ended December 31 is as follows:

                                                 2014    2013    2012
         ($ in millions)                        ------  ------  ------
         Fixed income securities                $1,522  $1,947  $2,084
         Mortgage loans                            242     345     345
         Equity securities                          20      12       9
         Limited partnership interests             267     175     159
         Short-term investments                      2       2       2
         Policy loans                               39      49      51
         Other                                      59      63      61
                                                ------  ------  ------
            Investment income, before expense    2,151   2,593   2,711
            Investment expense                     (70)   (108)   (114)
                                                ------  ------  ------
                Net investment income           $2,081  $2,485  $2,597
                                                ======  ======  ======

Realized capital gains and losses

   Realized capital gains and losses by asset type for the years ended December 31 are as follows:

                                                   2014  2013 2012
            ($ in millions)                        ----  ---- ----
            Fixed income securities                $ (4) $ 3  $(62)
            Mortgage loans                            2   20     8
            Equity securities                       134   45    --
            Limited partnership interests            (4)  (6)   --
            Derivatives                              12   14    34
            Other                                     3   --     4
                                                   ----  ---  ----
               Realized capital gains and losses   $143  $76  $(16)
                                                   ====  ===  ====

   Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

                                                                       2014  2013  2012
($ in millions)                                                        ----  ----  ----
Impairment write-downs                                                 $(11) $(33) $(51)
Change in intent write-downs                                            (44)  (19)  (17)
                                                                       ----  ----  ----
   Net other-than-temporary impairment losses recognized in earnings    (55)  (52)  (68)
Sales                                                                   184   114    17
Valuation and settlements of derivative instruments                      14    14    35
                                                                       ----  ----  ----
       Realized capital gains and losses                               $143  $ 76  $(16)
                                                                       ====  ====  ====

   Gross gains of $223 million, $145 million and $232 million and gross losses of $51 million, $46 million and $224 million were realized on sales of fixed income and equity securities during 2014, 2013 and 2012, respectively.

   Other-than-temporary impairment losses by asset type for the years ended December 31 are as follows:

                                                    2014                 2013                 2012
($ in millions)                             -------------------  -------------------  -------------------
                                                  Included             Included             Included
                                            Gross  in OCI   Net  Gross  in OCI   Net  Gross  in OCI   Net
                                            ----- -------- ----  ----- -------- ----  ----- -------- ----
Fixed income securities:
   Municipal                                $ (1)   $--    $ (1) $ (8)   $--    $ (8) $ --    $--    $ --
   Corporate                                  (4)    --      (4)   --     --      --   (16)    (2)    (18)
   ABS                                        (5)    --      (5)   --     (2)     (2)   --     --      --
   RMBS                                        2     (1)      1    (2)     2      --   (23)    (9)    (32)
   CMBS                                       (1)    --      (1)  (32)    (3)    (35)  (22)     3     (19)
                                            ----    ---    ----  ----    ---    ----  ----    ---    ----
       Total fixed income securities          (9)    (1)    (10)  (42)    (3)    (45)  (61)    (8)    (69)
Mortgage loans                                 5     --       5    11     --      11     5     --       5
Equity securities                            (32)    --     (32)   (6)    --      (6)   (1)    --      (1)
Limited partnership interests                (18)    --     (18)   (9)    --      (9)   (3)    --      (3)
Other                                         --     --      --    (3)    --      (3)   --     --      --
                                            ----    ---    ----  ----    ---    ----  ----    ---    ----
   Other-than-temporary impairment losses   $(54)   $(1)   $(55) $(49)   $(3)   $(52) $(60)   $(8)   $(68)
                                            ====    ===    ====  ====    ===    ====  ====    ===    ====

   The total amount of other-than-temporary impairment losses included in accumulated other comprehensive income at the time of impairment for fixed income securities, which were not included in earnings, are presented in the following table. The amount excludes $138 million and $164 million as of December 31, 2014 and 2013, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

                                    December 31, December 31,
                                        2014         2013
                   ($ in millions)  ------------ ------------
                     Municipal          $ (5)       $  (5)
                     ABS                  (1)         (10)
                     RMBS                (55)         (90)
                     CMBS                 (5)         (12)
                                        ----        -----
                       Total            $(66)       $(117)
                                        ====        =====

   Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:

                                                                                       2014   2013   2012
($ in millions)                                                                       -----  -----  -----
Beginning balance                                                                     $(299) $(345) $(581)
Additional credit loss for securities previously other-than-temporarily impaired         (6)   (13)   (33)
Additional credit loss for securities not previously other-than-temporarily impaired     (9)   (19)   (20)
Reduction in credit loss for securities disposed or collected                            44     75    288
Reduction in credit loss for securities the Company has made the decision to sell or
  more likely than not will be required to sell                                          --      2     --
Change in credit loss due to accretion of increase in cash flows                          2      1      1
Reduction in credit loss for securities sold in LBL disposition                          59     --     --
                                                                                      -----  -----  -----
Ending balance /(1)/                                                                  $(209) $(299) $(345)
                                                                                      =====  =====  =====

--------
/(1)/The December 31, 2013 ending balance includes $60 million of cumulative credit losses recognized in earnings for fixed income securities that are classified as held for sale.

   The Company uses its best estimate of future cash flows expected to be collected from the fixed income security, discounted at the security's original or current effective rate, as appropriate, to calculate a recovery value and determine whether a credit loss exists. The determination of cash flow estimates is inherently subjective and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable assumptions and forecasts, are considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, foreign exchange rates, the financial condition and future earnings potential of the issue or issuer, expected defaults, expected recoveries, the value of underlying collateral, vintage, geographic concentration, available reserves or escrows, current subordination levels, third party guarantees and other credit enhancements. Other information, such as industry analyst reports and forecasts, sector credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral will be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement. If the estimated recovery value is less than the amortized cost of the security, a credit loss exists and an other-than-temporary impairment for the difference between the estimated recovery value and amortized cost is recorded in earnings. The portion of the unrealized loss related to factors other than credit remains classified in accumulated other comprehensive income. If the Company determines that the fixed income security does not have sufficient cash flow or other information to estimate a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and the loss is recorded in earnings.

Unrealized net capital gains and losses

   Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                                   Gross unrealized
                                                                   ---------------  Unrealized net
                                                        Fair value Gains    Losses  gains (losses)
($ in millions)                                         ----------  ------  ------  --------------
December 31, 2014
Fixed income securities                                  $28,117   $2,486   $(191)      $2,295
Equity securities                                            970       57     (14)          43
Short-term investments                                       857       --      --           --
Derivative instruments /(1)/                                   2        3      (1)           2
EMA limited partnerships /(2)/                                                              (2)
                                                                                        ------
   Unrealized net capital gains and losses, pre-tax                                      2,338
Amounts recognized for:
   Insurance reserves /(3)/                                                                (28)
   DAC and DSI /(4)/                                                                      (176)
                                                                                        ------
       Amounts recognized                                                                 (204)
Deferred income taxes                                                                     (752)
                                                                                        ------
   Unrealized net capital gains and losses, after-tax                                   $1,382
                                                                                        ======

--------
/(1)/Included in the fair value of derivative instruments are $3 million classified as assets and $1 million classified as liabilities. /(2)/Unrealized net capital gains and losses for limited partnership interests represent the Company's share of EMA limited partnerships' other comprehensive income. Fair value and gross unrealized gains and losses are not applicable.
/(3)/The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to annuity buy-outs and certain payout annuities with life contingencies.
/(4)/The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

                                                                   Gross unrealized
                                                                   ---------------  Unrealized net
                                                        Fair value Gains    Losses  gains (losses)
($ in millions)                                         ----------  ------  ------  --------------
December 31, 2013
Fixed income securities                                  $28,756   $1,747   $(418)      $1,329
Equity securities                                            650       90      (5)          85
Short-term investments                                       590       --      --           --
Derivative instruments /(1)/                                 (13)       1     (14)         (13)
EMA limited partnerships                                                                    (2)
Investments classified as held for sale                                                    190
                                                                                        ------
   Unrealized net capital gains and losses, pre-tax                                      1,589
Amounts recognized for:
   Insurance reserves                                                                       --
   DAC and DSI                                                                            (156)
                                                                                        ------
       Amounts recognized                                                                 (156)
Deferred income taxes                                                                     (506)
                                                                                        ------
   Unrealized net capital gains and losses, after-tax                                   $  927
                                                                                        ======

--------
/(1)/Included in the fair value of derivative instruments are $1 million classified as assets and $14 million classified as liabilities.

Change in unrealized net capital gains and losses

   The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

                                                                            2014    2013    2012
($ in millions)                                                            -----  -------  ------
Fixed income securities                                                    $ 966  $(2,353) $1,735
Equity securities                                                            (42)      50      (1)
Derivative instruments                                                        15        4      (5)
EMA limited partnerships                                                      --       (3)     --
Investments classified as held for sale                                     (190)     190      --
                                                                           -----  -------  ------
   Total                                                                     749   (2,112)  1,729
Amounts recognized for:
   Insurance reserves                                                        (28)     771    (177)
   DAC and DSI                                                               (20)     252    (288)
                                                                           -----  -------  ------
       Amounts recognized                                                    (48)   1,023    (465)
Deferred income taxes                                                       (246)     382    (443)
                                                                           -----  -------  ------
Increase (decrease) in unrealized net capital gains and losses, after-tax  $ 455  $  (707) $  821
                                                                           =====  =======  ======

Portfolio monitoring

   The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income and equity security whose carrying value may be other-than-temporarily impaired.

   For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security's decline in fair value is considered other than temporary and is recorded in earnings.

   If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security's original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.

   For equity securities, the Company considers various factors, including whether it has the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis. Where the Company lacks the intent and ability to hold to recovery, or believes the recovery period is extended, the equity security's decline in fair value is considered other than temporary and is recorded in earnings.

   For fixed income and equity securities managed by third parties, either the Company has contractually retained its decision making authority as it pertains to selling securities that are in an unrealized loss position or it recognizes any unrealized loss at the end of the period through a charge to earnings.

   The Company's portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost (for fixed income securities) or cost (for equity securities) is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company's evaluation of other-than-temporary impairment for these fixed income and equity securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost or cost.

   The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

                                                       Less than 12 months          12 months or more
                                                   --------------------------  --------------------------    Total
                                                    Number   Fair   Unrealized  Number   Fair   Unrealized unrealized
                                                   of issues value    losses   of issues value    losses     losses
($ in millions)                                    --------- ------ ---------- --------- ------ ---------- ----------
December 31, 2014
Fixed income securities
U.S. government and agencies                            1    $    1   $  --        --    $   --   $  --      $  --
Municipal                                              17        90      (1)       10        47     (13)       (14)
Corporate                                             281     1,780     (69)       91       875     (81)      (150)
Foreign government                                     --        --      --         1        15      --         --
ABS                                                    19       168      (2)       23       217     (19)       (21)
RMBS                                                   19         3      --        45        73      (4)        (4)
CMBS                                                    8        33      --         3        32      (2)        (2)
Redeemable preferred stock                             --        --      --        --        --      --         --
                                                      ---    ------   -----       ---    ------   -----      -----
   Total fixed income securities                      345     2,075     (72)      173     1,259    (119)      (191)
Equity securities                                     294       327     (13)        1         6      (1)       (14)
                                                      ---    ------   -----       ---    ------   -----      -----
   Total fixed income and equity securities           639    $2,402   $ (85)      174    $1,265   $(120)     $(205)
                                                      ===    ======   =====       ===    ======   =====      =====
Investment grade fixed income securities              167    $1,275   $ (28)      127    $  989   $ (79)     $(107)
Below investment grade fixed income securities        178       800     (44)       46       270     (40)       (84)
                                                      ---    ------   -----       ---    ------   -----      -----
   Total fixed income securities                      345    $2,075   $ (72)      173    $1,259   $(119)     $(191)
                                                      ===    ======   =====       ===    ======   =====      =====
December 31, 2013
Fixed income securities
U.S. government and agencies                            4    $   76   $  (2)       --    $   --   $  --      $  (2)
Municipal                                              63       347     (24)       21        99     (38)       (62)
Corporate                                             530     5,191    (224)       48       467     (71)      (295)
Foreign government                                      7        76      (4)        1        13      (2)        (6)
ABS                                                    17       162      (1)       42       400     (33)       (34)
RMBS                                                   35        42      (2)       47       129     (10)       (12)
CMBS                                                    5        14      --         6        52      (7)        (7)
Redeemable preferred stock                             --        --      --        --        --      --         --
                                                      ---    ------   -----       ---    ------   -----      -----
   Total fixed income securities                      661     5,908    (257)      165     1,160    (161)      (418)
Equity securities                                      25        80      (5)       --        --      --         (5)
                                                      ---    ------   -----       ---    ------   -----      -----
   Total fixed income and equity securities           686    $5,988   $(262)      165    $1,160   $(161)     $(423)
                                                      ===    ======   =====       ===    ======   =====      =====
Investment grade fixed income securities              526    $5,272   $(236)      110    $  834   $(112)     $(348)
Below investment grade fixed income securities        135       636     (21)       55       326     (49)       (70)
                                                      ---    ------   -----       ---    ------   -----      -----
   Total fixed income securities                      661    $5,908   $(257)      165    $1,160   $(161)     $(418)
                                                      ===    ======   =====       ===    ======   =====      =====

   As of December 31, 2014, $147 million of unrealized losses are related to securities with an unrealized loss position less than 20% of amortized cost or cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $147 million, $79 million are related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion, Kroll or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to increasing risk-free interest rates or widening credit spreads since the time of initial purchase.

   As of December 31, 2014, the remaining $58 million of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of amortized cost or cost. Investment grade fixed income securities comprising $28 million of these unrealized losses were evaluated based on factors such as discounted cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations. Of the $58 million, $29 million are related to below investment grade fixed income securities and $1 million are related to equity securities. Of these amounts, $6 million are related to below investment grade fixed income securities that had been in an unrealized loss position greater than or equal to 20% of amortized cost for a period of twelve or more consecutive months as of December 31, 2014.

   ABS, RMBS and CMBS in an unrealized loss position were evaluated based on actual and projected collateral losses relative to the securities' positions in the respective securitization trusts, security specific expectations of cash flows, and credit ratings. This evaluation also takes into consideration credit enhancement, measured in terms of (i)subordination from other classes of securities in the trust that are contractually obligated to absorb losses before the class of security the Company owns, (ii) the expected impact of other structural features embedded in the securitization trust beneficial to the class of securities the Company owns, such as overcollateralization and excess spread, and (iii) for ABS and RMBS in an unrealized loss position, credit enhancements from reliable bond insurers, where applicable. Municipal bonds in an unrealized loss position were evaluated based on the underlying credit quality of the primary obligor, obligation type and quality of the underlying assets. Unrealized losses on equity securities are primarily related to temporary equity market fluctuations of securities that are expected to recover.

   As of December 31, 2014, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis. As of December 31, 2014, the Company had the intent and ability to hold equity securities with unrealized losses for a period of time sufficient for them to recover.

Limited partnerships

   As of December 31, 2014 and 2013, the carrying value of equity method limited partnerships totaled $1.52 billion and $1.46 billion, respectively. The Company recognizes an impairment loss for equity method limited partnerships when evidence demonstrates that the loss is other than temporary. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain a level of earnings that would justify the carrying amount of the investment.

   As of December 31, 2014 and 2013, the carrying value for cost method limited partnerships was $508 million and $605 million, respectively. To determine if an other-than-temporary impairment has occurred, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: significantly reduced valuations of the investments held by the limited partnerships; actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; or any other adverse events since the last financial statements received that might affect the fair value of the investee's capital. Additionally, the Company's portfolio monitoring process includes a quarterly review of all cost method limited partnerships to identify instances where the net asset value is below established thresholds for certain periods of time, as well as investments that are performing below expectations, for further impairment consideration. If a cost method limited partnership is other-than-temporarily impaired, the carrying value is written down to fair value, generally estimated to be equivalent to the reported net asset value of the underlying funds.

   Tax credit funds were reclassified from limited partnership interests to other assets during 2014 since the return on these funds is in the form of tax credits rather than investment income. These tax credit funds totaled $277 million as of December 31, 2014.

Mortgage loans

   The Company's mortgage loans are commercial mortgage loans collateralized by a variety of commercial real estate property types located across the United States and totaled, net of valuation allowance, $3.69 billion and $4.17 billion as of December 31, 2014 and 2013, respectively. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

                                                          2014  2013
           (% of mortgage loan portfolio carrying value)  ----  ----
                       California                         24.8% 24.0%
                       Illinois                            9.2   9.7
                       New Jersey                          8.3   7.2
                       Texas                               7.7   6.3
                       New York                            6.0   6.2
                       Florida                             4.7   5.2
                       District of Columbia                2.0   5.4

   The types of properties collateralizing the mortgage loans as of December 31 are as follows:

                                                          2014   2013
          (% of mortgage loan portfolio carrying value)  -----  -----
                       Office buildings                   25.6%  28.3%
                       Retail                             24.1   22.9
                       Apartment complex                  20.0   19.2
                       Warehouse                          18.1   18.6
                       Other                              12.2   11.0
                                                         -----  -----
                          Total                          100.0% 100.0%
                                                         =====  =====

   The contractual maturities of the mortgage loan portfolio as of December 31, 2014 are as follows:

                                     Number  Carrying
                                    of loans  value   Percent
                   ($ in millions)  -------- -------- -------
                     2015              21     $  236     6.4%
                     2016              27        217     5.9
                     2017              35        395    10.7
                     2018              30        345     9.4
                     Thereafter       185      2,493    67.6
                                      ---     ------   -----
                       Total          298     $3,686   100.0%
                                      ===     ======   =====

   Mortgage loans are evaluated for impairment on a specific loan basis through a quarterly credit monitoring process and review of key credit quality indicators. Mortgage loans are considered impaired when it is probable that the Company will not collect the contractual principal and interest. Valuation allowances are established for impaired loans to reduce the carrying value to the fair value of the collateral less costs to sell or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Impaired mortgage loans may not have a valuation allowance when the fair value of the collateral less costs to sell is higher than the carrying value. Valuation allowances are adjusted for subsequent changes in the fair value of the collateral less costs to sell. Mortgage loans are charged off against their corresponding valuation allowances when there is no reasonable expectation of recovery. The impairment evaluation is non-statistical in respect to the aggregate portfolio but considers facts and circumstances attributable to each loan. It is not considered probable that additional impairment losses, beyond those identified on a specific loan basis, have been incurred as of December 31, 2014.

   Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on mortgage loans on nonaccrual status are generally recorded as a reduction of carrying value.

   Debt service coverage ratio is considered a key credit quality indicator when mortgage loans are evaluated for impairment. Debt service coverage ratio represents the amount of estimated cash flows from the property available to the borrower to meet principal and interest payment obligations. Debt service coverage ratio estimates are updated annually or more frequently if conditions are warranted based on the Company's credit monitoring process.

   The following table reflects the carrying value of non-impaired fixed rate and variable rate mortgage loans summarized by debt service coverage ratio distribution as of December 31.

                                                    2014                            2013
($ in millions)                        ------------------------------- -------------------------------
                                       Fixed rate Variable rate        Fixed rate Variable rate
                                        mortgage    mortgage            mortgage    mortgage
Debt service coverage                    loans        loans     Total    loans        loans     Total
ratio distribution                     ---------- ------------- ------ ---------- ------------- ------
Below 1.0                                $  110        $--      $  110   $  153        $--      $  153
1.0 - 1.25                                  387         --         387      560         --         560
1.26 - 1.50                               1,118          1       1,119    1,167          2       1,169
Above 1.50                                2,054         --       2,054    2,176         38       2,214
                                         ------        ---      ------   ------        ---      ------
   Total non-impaired mortgage loans     $3,669        $ 1      $3,670   $4,056        $40      $4,096
                                         ======        ===      ======   ======        ===      ======

   Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable term, the decrease in cash flows from the properties is considered temporary, or there are other risk mitigating circumstances such as additional collateral, escrow balances or borrower guarantees.

   The net carrying value of impaired mortgage loans as of December 31 is as follows:

                                                               2014 2013
        ($ in millions)                                        ---- ----
        Impaired mortgage loans with a valuation allowance     $16  $77
        Impaired mortgage loans without a valuation allowance   --   --
                                                               ---  ---
        Total impaired mortgage loans                          $16  $77
                                                               ===  ===
        Valuation allowance on impaired mortgage loans         $ 8  $21

   The average balance of impaired loans was $26 million, $86 million and $202 million during 2014, 2013 and 2012, respectively.

   The rollforward of the valuation allowance on impaired mortgage loans for the years ended December 31 is as follows:

                                                      2014 2013  2012
          ($ in millions)                             ---- ----  ----
          Beginning balance                           $21  $ 42  $ 63
          Net decrease in valuation allowance          (5)  (11)   (5)
          Charge offs                                  (8)   (8)  (16)
          Mortgage loans classified as held for sale   --    (2)   --
                                                      ---  ----  ----
          Ending balance                              $ 8  $ 21  $ 42
                                                      ===  ====  ====

   Payments on all mortgage loans were current as of December 31, 2014 and 2013.

Municipal bonds

   The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio as of December 31. No other state represents more than 5% of the portfolio.

                                                          2014  2013
          (% of municipal bond portfolio carrying value)  ----  ----
                           California                     17.0% 15.9%
                           Texas                          13.6  13.5
                           Oregon                          5.8   5.4
                           Illinois                        5.3   5.1
                           New Jersey                      5.1   5.2
                           New York                        4.9   5.2

Concentration of credit risk

   As of December 31, 2014, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company's shareholder's equity.

Securities loaned

   The Company's business activities include securities lending programs with third parties, mostly large banks. As of December 31, 2014 and 2013, fixed income securities with a carrying value of $492 million and $312 million, respectively, were on loan under these agreements. Interest income on collateral, net of fees, was $1 million in each of 2014, 2013 and 2012.

Other investment information

   Included in fixed income securities are below investment grade assets totaling $3.31 billion and $2.89 billion as of December 31, 2014 and 2013, respectively.

   As of December 31, 2014, fixed income securities and short-term investments with a carrying value of $43 million were on deposit with regulatory authorities as required by law.

   As of December 31, 2014, the carrying value of fixed income securities that were non-income producing was $14 million.

7. Fair Value of Assets and Liabilities

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1:  Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level 2:  Assets and liabilities whose values are based on the following:
          (a)Quoted prices for similar assets or liabilities in active markets;
          (b)Quoted prices for identical or similar assets or liabilities in markets that are not active; or
          (c)Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3:  Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the assets and liabilities.

   The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

   The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company's processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third party valuation sources for selected securities. The Company performs ongoing price validation procedures such as back-testing of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.

   The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where specific inputs significant to the fair value estimation models are not market observable. This primarily occurs in the Company's use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable, and the use of valuation models that use significant non-market observable inputs.

   The second situation where the Company classifies securities in Level 3 is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.

   Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, limited partnership interests, bank loans and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the consolidated financial statements. In addition, derivatives embedded in fixed income securities are not disclosed in the hierarchy as free-standing derivatives since they are presented with the host contracts in fixed income securities.

   In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.

Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Level 1 measurements

.. Fixed income securities: Comprise certain U.S. Treasury fixed income securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

.. Equity securities: Comprise actively traded, exchange-listed equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

.. Short-term: Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

.. Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

.. Assets held for sale: Comprise U.S. Treasury fixed income securities, short-term investments and separate account assets. The valuation is based on the respective asset type as described above.

Level 2 measurements

..  Fixed income securities:

   U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

   Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

   Corporate, including privately placed: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. Also included are privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

   Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

   ABS and RMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. Certain ABS are valued based on non-binding broker quotes whose inputs have been corroborated to be market observable.

   CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.

   Redeemable preferred stock: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, underlying stock prices and credit spreads.

.. Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that are not active.

.. Short-term: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.

.. Other investments: Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.

   OTC derivatives, including interest rate swaps, foreign currency swaps, foreign exchange forward contracts, certain options and certain credit default swaps, are valued using models that rely on inputs such as interest rate yield curves, currency rates, and counterparty credit spreads that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.

.. Assets held for sale: Comprise U.S. government and agencies, municipal, corporate, foreign government, ABS, RMBS and CMBS fixed income securities, and short-term investments. The valuation is based on the respective asset type as described above.

Level 3 measurements

..  Fixed income securities:

   Municipal: Comprise municipal bonds that are not rated by third party credit rating agencies but are rated by the National Association of Insurance Commissioners ("NAIC"). The primary inputs to the valuation of these municipal bonds include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields and credit spreads. Also included are municipal bonds valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. Also includes auction rate securities ("ARS") primarily backed by student loans that have become illiquid due to failures in the auction market and are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, including the anticipated date liquidity will return to the market.

   Corporate, including privately placed: Primarily valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. Also included are equity-indexed notes which are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, such as volatility. Other inputs include an interest rate yield curve, as well as published credit spreads for similar assets that incorporate the credit quality and industry sector of the issuer.

   ABS, RMBS and CMBS: Valued based on non-binding broker quotes received from brokers who are familiar with the investments and where the inputs have not been corroborated to be market observable.

.. Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements.

.. Other investments: Certain OTC derivatives, such as interest rate caps, certain credit default swaps and certain options (including swaptions), are valued using models that are widely accepted in the financial services industry. These are categorized as Level 3 as a result of the significance of non-market observable inputs such as volatility. Other primary inputs include interest rate yield curves and credit spreads.

.. Assets held for sale: Comprise municipal, corporate, ABS and CMBS fixed income securities that were classified as held for sale as of December 31, 2013. The valuation is based on the respective asset type as described above.

.. Contractholder funds: Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

.. Liabilities held for sale: Comprise derivatives embedded in life and annuity contracts that were classified as held for sale as of December 31, 2013. The valuation is the same as described above for contractholder funds.

Assets and liabilities measured at fair value on a non-recurring basis

   Mortgage loans written-down to fair value in connection with recognizing impairments are valued based on the fair value of the underlying collateral less costs to sell. Limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments are valued using net asset values. The carrying value of the LBL business was written-down to fair value in connection with being classified as held for sale.

   The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2014.

                                       Quoted prices   Significant
                                         in active        other    Significant  Counterparty
                                        markets for    observable  unobservable   and cash   Balance as of
                                      identical assets   inputs       inputs     collateral  December 31,
                                         (Level 1)      (Level 2)   (Level 3)     netting        2014
($ in millions)                       ---------------- ----------- ------------ ------------ -------------
Assets
   Fixed income securities:
       U.S. government and
         agencies                          $  147        $   623      $   --                    $   770
       Municipal                               --          3,556         106                      3,662
       Corporate                               --         20,193         792                     20,985
       Foreign government                      --            735          --                        735
       ABS                                     --            636         129                        765
       RMBS                                    --            605          --                        605
       CMBS                                    --            578           1                        579
       Redeemable preferred
         stock                                 --             16          --                         16
                                           ------        -------      ------                    -------
          Total fixed income
            securities                        147         26,942       1,028                     28,117
   Equity securities                          927              6          37                        970
   Short-term investments                      90            767          --                        857
   Other investments:
     Free-standing derivatives                 --             90           2       $  (2)            90
   Separate account assets                  4,396             --          --                      4,396
   Other assets                                 1             --           1                          2
                                           ------        -------      ------       -----        -------
          Total recurring
            basis assets                    5,561         27,805       1,068          (2)        34,432
       Non-recurring
         basis /(1)/                           --             --           9                          9
                                           ------        -------      ------       -----        -------
Total assets at fair value                 $5,561        $27,805      $1,077       $  (2)       $34,441
                                           ======        =======      ======       =====        =======
% of total assets at fair
  value                                      16.2%          80.7%        3.1%        -- %           100%

Liabilities
       Contractholder funds:
         Derivatives embedded
         in life and annuity
         contracts                         $   --        $    --      $ (323)                   $  (323)
   Other liabilities:
     Free-standing derivatives                 --            (24)         (9)      $   2            (31)
                                           ------        -------      ------       -----        -------
Total liabilities at fair
  value                                    $   --        $   (24)     $ (332)      $   2        $  (354)
                                           ======        =======      ======       =====        =======
% of total liabilities at
  fair value                                  -- %           6.8%       93.8%       (0.6)%          100%

--------
/(1)/Includes $6 million of mortgage loans and $3 million of limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments.

   The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2013.

                                                             Quoted prices   Significant
                                                               in active        other    Significant  Counterparty
                                                              markets for    observable  unobservable   and cash   Balance as of
                                                            identical assets   inputs       inputs     collateral  December 31,
                                                               (Level 1)      (Level 2)   (Level 3)     netting        2013
($ in millions)                                             ---------------- ----------- ------------ ------------ -------------
Assets
   Fixed income securities:
       U.S. government and agencies                              $  145        $   621     $     --                  $    766
       Municipal                                                     --          3,185          119                     3,304
       Corporate                                                     --         20,308        1,008                    21,316
       Foreign government                                            --            792           --                       792
       ABS                                                           --            895          112                     1,007
       RMBS                                                          --            790           --                       790
       CMBS                                                          --            763            1                       764
       Redeemable preferred stock                                    --             16            1                        17
                                                                 ------        -------     --------                  --------
              Total fixed income securities                         145         27,370        1,241                    28,756
   Equity securities                                                593             51            6                       650
   Short-term investments                                           129            461           --                       590
   Other investments: Free-standing derivatives                      --            268            9      $ (11)           266
   Separate account assets                                        5,039             --           --                     5,039
   Assets held for sale                                           1,854          9,812          362                    12,028
                                                                 ------        -------     --------      -----       --------
          Total recurring basis assets                            7,760         37,962        1,618        (11)        47,329
   Non-recurring basis /(1)/                                         --             --           17                        17
                                                                 ------        -------     --------      -----       --------
Total assets at fair value                                       $7,760        $37,962     $  1,635      $ (11)      $ 47,346
                                                                 ======        =======     ========      =====       ========
% of total assets at fair value                                    16.4%          80.2%         3.4%       -- %           100%

Liabilities
   Contractholder funds: Derivatives embedded in life and
     annuity contracts                                           $   --        $    --     $   (307)                 $   (307)
   Other liabilities: Free-standing derivatives                      --           (185)         (14)     $   7           (192)
   Liabilities held for sale                                         --             --         (246)                     (246)
                                                                 ------        -------     --------      -----       --------
          Total recurring basis liabilities                          --           (185)        (567)         7           (745)
   Non-recurring basis /(2)/                                         --             --      (11,088)                  (11,088)
                                                                 ------        -------     --------      -----       --------
Total liabilities at fair value                                  $   --        $  (185)    $(11,655)     $   7       $(11,833)
                                                                 ======        =======     ========      =====       ========
% of total liabilities at fair value                                -- %           1.6%        98.5%      (0.1)%          100%

--------
/(1)/Includes $8 million of mortgage loans and $9 million of limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments.
/(2)/Relates to LBL business held for sale (see Note 3). The total fair value measurement includes $15,593 million of assets held for sale and $(14,899) million of liabilities held for sale, less $12,028 million of assets and $(246) million of liabilities measured at fair value on a recurring basis.

   The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements.

                                                       Valuation               Unobservable                  Weighted
                                    Fair value         technique                   input            Range    average
($ in millions)                     ---------- --------------------------- ---------------------- ---------  --------
December 31, 2014
Derivatives embedded in life and      $(278)   Stochastic cash flow model  Projected option cost  1.0 - 2.0%   1.76%
  annuity contracts - Equity-
  indexed and forward starting
  options
December 31, 2013
Derivatives embedded in life and      $(247)   Stochastic cash flow model  Projected option cost  1.0 - 2.0%   1.75%
  annuity contracts - Equity-
  indexed and forward starting
  options
Liabilities held for sale - Equity-   $(246)   Stochastic cash flow model  Projected option cost  1.0 - 2.0%   1.91%
  indexed and forward starting
  options

   If the projected option cost increased (decreased), it would result in a higher (lower) liability fair value.

   As of December 31, 2014 and 2013, Level 3 fair value measurements include $914 million and $1.15 billion, respectively, of fixed income securities valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. As of December 31, 2013, Level 3 fair value measurements for assets held for sale include $319 million of fixed income securities valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. The Company does not develop the unobservable inputs used in measuring fair value; therefore, these are not included in the table above. However, an increase (decrease) in credit spreads for fixed income securities valued based on non-binding broker quotes would result in a lower (higher) fair value.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2014.

                                                        Total gains (losses)
                                                           included in:
                                                        -------------------
                                       Balance as of                           Transfers    Transfers
                                        December 31,        Net                  into        out of
                                            2013        income /(1)/   OCI      Level 3      Level 3
($ in millions)                       ----------------  -----------   -----   ----------- -------------
Assets
   Fixed income securities:
       Municipal                           $  119          $ --       $  18      $  --       $  (17)
       Corporate                            1,008            20         (14)        85         (114)
       ABS                                    112            --           3         16          (12)
       CMBS                                     1            --          --         --           (4)
       Redeemable preferred
         stock                                  1            --          --         --           --
                                           ------          ----       -----      -----       ------
          Total fixed income
            securities                      1,241            20           7        101         (147)
   Equity securities                            6            --          (1)        --           (1)
   Free-standing derivatives,
     net                                       (5)           --          --         --           --
   Other assets                                --             1          --         --           --
   Assets held for sale                       362            (1)          2          4           (2)
                                           ------          ----       -----      -----       ------
          Total recurring
            Level 3 assets                 $1,604          $ 20       $   8      $ 105       $ (150)
                                           ======          ====       =====      =====       ======
Liabilities
   Contractholder funds:
     Derivatives embedded in
     life and annuity
     contracts                             $ (307)         $ (8)      $  --      $  --       $   --
   Liabilities held for sale                 (246)           17          --         --           --
                                           ------          ----       -----      -----       ------
          Total recurring
            Level 3
            liabilities                    $ (553)         $  9       $  --      $  --       $   --
                                           ======          ====       =====      =====       ======

                                                                                          Balance as of
                                        Sold in LBL     Purchases/                        December 31,
                                      disposition /(3)/ Issues /(4)/  Sales   Settlements     2014
                                      ----------------  -----------   -----   ----------- -------------
Assets
   Fixed income securities:
       Municipal                           $   --          $ --       $ (11)     $  (3)      $  106
       Corporate                               --            20        (109)      (104)         792
       ABS                                     --            21          --        (11)         129
       CMBS                                     4            --          --         --            1
       Redeemable preferred
         stock                                 --            --          (1)        --           --
                                           ------          ----       -----      -----       ------
          Total fixed income
            securities                          4            41        (121)      (118)       1,028
   Equity securities                           --            39          (6)        --           37
   Free-standing derivatives,
     net                                       --             2          --         (4)          (7)/(2)/
   Other assets                                --            --          --         --            1
   Assets held for sale                      (351)           --          (8)        (6)          --
                                           ------          ----       -----      -----       ------
          Total recurring
            Level 3 assets                 $ (347)         $ 82       $(135)     $(128)      $1,059
                                           ======          ====       =====      =====       ======
Liabilities
   Contractholder funds:
     Derivatives embedded in
     life and annuity
     contracts                             $   --          $(14)      $  --      $   6       $ (323)
   Liabilities held for sale                  230            (4)         --          3           --
                                           ------          ----       -----      -----       ------
          Total recurring
            Level 3
            liabilities                    $  230          $(18)      $  --      $   9       $ (323)
                                           ======          ====       =====      =====       ======

--------
/(1)/The effect to net income totals $29 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
     $11 million in realized capital gains and losses, $12 million in net investment income, $(5) million in interest credited to contractholder funds, $15 million in contract benefits and $(4) million in loss on disposition of operations.
/(2)/Comprises $2 million of assets and $9 million of liabilities. /(3)/Includes transfers from held for sale that took place in first quarter
     2014 of $4 million for CMBS and $(4) million for Assets held for sale. /(4)/Represents purchases for assets and issues for liabilities.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013.

                                                    Total gains (losses)
                                                       included in:
                                                    -------------------
                                      Balance as of                        Transfers    Transfers
                                      December 31,      Net                  into        out of
                                          2012      income /(1)/   OCI      Level 3      Level 3
($ in millions)                       ------------- -----------   -----   ----------- -------------
Assets
Fixed income securities:
   Municipal                             $  338        $ (12)     $  19      $  --       $   --
   Corporate                              1,501           32        (32)        84         (172)
   ABS                                      199           (2)        30         17          (16)
   RMBS                                      --           --         --         --           --
   CMBS                                      21           (1)         3         --           --
   Redeemable preferred stock                 1           --         --         --           --
                                         ------        -----      -----      -----       ------
       Total fixed income
         securities                       2,060           17         20        101         (188)
Equity securities                             7           --         --         --           --
Free-standing derivatives, net              (27)          19         --         --           --
Other assets                                  1           (1)        --         --           --
Assets held for sale                         --           (2)        (6)        13          (13)
                                         ------        -----      -----      -----       ------
       Total recurring Level
         3 assets                        $2,041        $  33      $  14      $ 114       $ (201)
                                         ======        =====      =====      =====       ======
Liabilities
   Contractholder funds:
     Derivatives embedded in
     life and annuity
     contracts                           $ (553)       $  89      $  --      $  --       $   --
   Liabilities held for sale                 --           20         --         --           --
                                         ------        -----      -----      -----       ------
   Total recurring Level 3
     liabilities                         $ (553)       $ 109      $  --      $  --       $   --
                                         ======        =====      =====      =====       ======

                                                                                      Balance as of
                                       Transfer to  Purchases/                        December 31,
                                      held for sale Issues /(2)/  Sales   Settlements     2013
                                      ------------- -----------   -----   ----------- -------------
Assets
Fixed income securities:
       Municipal                         $  (51)       $  --      $(173)     $  (2)      $  119
       Corporate                           (244)         145       (173)      (133)       1,008
       ABS                                  (85)          --         (8)       (23)         112
       RMBS                                  --           --         --         --           --
       CMBS                                  (5)          --        (17)        --            1
       Redeemable preferred
         stock                               --           --         --         --            1
                                         ------        -----      -----      -----       ------
          Total fixed income
            securities                     (385)         145       (371)      (158)       1,241
   Equity securities                         --           --         (1)        --            6
   Free-standing derivatives,
     net                                     --            9         --         (6)          (5)/(3)/
   Other assets                              --           --         --         --           --
   Assets held for sale                     385           --        (10)        (5)         362
                                         ------        -----      -----      -----       ------
          Total recurring
            Level 3 assets               $   --        $ 154      $(382)     $(169)      $1,604
                                         ======        =====      =====      =====       ======
Liabilities
       Contractholder funds:
         Derivatives embedded
         in life and annuity
         contracts                       $  265        $(111)     $  --      $   3       $ (307)
       Liabilities held for
         sale                              (265)          (6)        --          5         (246)
                                         ------        -----      -----      -----       ------
       Total recurring
         Level 3 liabilities             $   --        $(117)     $  --      $   8       $ (553)
                                         ======        =====      =====      =====       ======

--------
/(1)/The effect to net income totals $142 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
     $20 million in realized capital gains and losses, $14 million in net investment income, $40 million in interest credited to contractholder funds, $74 million in contract benefits and $(6) million in loss on disposition of operations.
/(2)/Represents purchases for assets and issues for liabilities.
/(3)/Comprises $9 million of assets and $14 million of liabilities.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012.

                                                         Total gains (losses)
                                                            included in:
                                                         -------------------
                                           Balance as of                        Transfers    Transfers
                                           December 31,      Net                  into        out of
                                               2011      income /(1)/   OCI      Level 3      Level 3
($ in millions)                            ------------- -----------   ------  ----------- -------------
Assets
Fixed income securities:
   Municipal                                  $  387        $  (5)      $ 22      $  53       $  (10)
   Corporate                                   1,319           20         63        381          (64)
   ABS                                           254           24         59         42           (7)
   RMBS                                           47           --         --         --          (47)
   CMBS                                           30           (4)        10         --           --
   Redeemable preferred stock                      1           --         --         --           --
                                              ------        -----       ----      -----       ------
       Total fixed income
         securities                            2,038           35        154        476         (128)
Equity securities                                 14           --         --         --           --
Free-standing derivatives, net                   (88)          25         --         --           --
Other assets                                       1           --         --         --           --
                                              ------        -----       ----      -----       ------
       Total recurring
         Level 3 assets                       $1,965        $  60       $154      $ 476       $ (128)
                                              ======        =====       ====      =====       ======
Liabilities
   Contractholder funds:
     Derivatives embedded in
     life and annuity
     contracts                                $ (723)       $ 168       $ --      $  --       $   --
                                              ------        -----       ----      -----       ------
   Total recurring Level 3
     liabilities                              $ (723)       $ 168       $ --      $  --       $   --
                                              ======        =====       ====      =====       ======

                                                                                           Balance as of
                                                                                           December 31,
                                             Purchases      Sales      Issues  Settlements     2012
                                           ------------- -----------   ------  ----------- -------------
Assets
   Fixed income securities:
       Municipal                              $   --        $(107)      $ --      $  (2)      $  338
       Corporate                                 125         (223)        --       (120)       1,501
       ABS                                        11         (165)        --        (19)         199
       RMBS                                       --           --         --         --           --
       CMBS                                       --           --         --        (15)          21
       Redeemable preferred
         stock                                     1           (1)        --         --            1
                                              ------        -----       ----      -----       ------
          Total fixed income
            securities                           137         (496)        --       (156)       2,060
   Equity securities                               5          (12)        --         --            7
   Free-standing derivatives,
     net                                          27           --         --          9          (27)/(2)/
   Other assets                                   --           --         --         --            1
                                              ------        -----       ----      -----       ------
              Total recurring
                Level 3 assets                $  169        $(508)      $ --      $(147)      $2,041
                                              ======        =====       ====      =====       ======
Liabilities
   Contractholder funds:
     Derivatives embedded in
     life and annuity
     contracts                                $   --        $  --       $(79)     $  81       $ (553)
                                              ------        -----       ----      -----       ------
   Total recurring Level 3
     liabilities                              $   --        $  --       $(79)     $  81       $ (553)
                                              ======        =====       ====      =====       ======

--------
/(1)/The effect to net income totals $228 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:$38 million in realized capital gains and losses, $22 million in net investment income, $132 million in interest credited to contractholder funds and $36 million in contract benefits.
/(2)/Comprises $3 million of assets and $30 million of liabilities.

   Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company's independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote whose inputs have not been corroborated to be market observable, the security is transferred into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.

   There were no transfers between Level 1 and Level 2 during 2014 or 2013. During 2012, certain U.S. government securities were transferred into Level 1 from Level 2 as a result of increased liquidity in the market and a sustained increase in the market activity for these assets.

   Transfers into Level 3 during 2014, 2013 and 2012 included situations where a fair value quote was not provided by the Company's independent third-party valuation service provider and as a result the price was stale or had been replaced with a broker quote where the inputs had not been corroborated to be market observable resulting in the security being classified as Level
3. Transfers out of Level 3 during 2014, 2013 and 2012 included situations where a broker quote was used in the prior period and a fair value quote became available from the Company's independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.

   The following table provides the change in unrealized gains and losses included in net income for Level 3 assets and liabilities held as of December 31.

                                                                              2014 2013  2012
($ in millions)                                                               ---- ----  ----
Assets
   Fixed income securities:
       Municipal                                                              $(1) $ (4) $ --
       Corporate                                                               11    13    15
       ABS                                                                     --    (2)   --
       CMBS                                                                     1    (2)   (3)
                                                                              ---  ----  ----
          Total fixed income securities                                        11     5    12
   Equity securities                                                           --    --    --
   Free-standing derivatives, net                                               5    10     6
   Other assets                                                                 1    (1)   --
   Assets held for sale                                                        --    (2)   --
                                                                              ---  ----  ----
          Total recurring Level 3 assets                                      $17  $ 12  $ 18
                                                                              ===  ====  ====
Liabilities
   Contractholder funds: Derivatives embedded in life and annuity contracts   $(8) $ 89  $168
   Liabilities held for sale                                                   17    20    --
                                                                              ---  ----  ----
          Total recurring Level 3 liabilities                                 $ 9  $109  $168
                                                                              ===  ====  ====

   The amounts in the table above represent the change in unrealized gains and losses included in net income for the period of time that the asset or liability was determined to be in Level 3. These gains and losses total $26 million in 2014 and are reported as follows: $4 million in realized capital gains and losses, $12 million in net investment income, $(5) million in interest credited to contractholder funds and $15 million in contract benefits. These gains and losses total $121 million in 2013 and are reported as follows:
$9 million in realized capital gains and losses, $9 million in net investment income, $35 million in interest credited to contractholder funds, $74 million in contract benefits and $(6) million in loss on disposition of operations. These gains and losses total $186 million in 2012 and are reported as follows: $19 million in net investment income, $131 million in interest credited to contractholder funds and $36 million in contract benefits.

   Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.

Financial assets

                                         December 31, 2014 December 31, 2013
       ($ in millions)                   ----------------- -----------------
                                         Carrying  Fair    Carrying  Fair
                                          value    value    value    value
                                         --------  ------  --------  ------
       Mortgage loans                     $3,686   $3,922   $4,173   $4,300
       Cost method limited partnerships      508      686      605      799
       Bank loans                            431      427      160      161
       Agent loans                           368      361      341      325
       Notes due from related party          275      275      275      275
       Assets held for sale                   --       --    1,458    1,532

   The fair value of mortgage loans, including those classified as assets held for sale, is based on discounted contractual cash flows or, if the loans are impaired due to credit reasons, the fair value of collateral less costs to sell. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar types of properties as collateral. The fair value of cost method limited partnerships is determined using reported net asset values of the underlying funds. The fair value of bank loans, which are reported in other investments or assets held for sale, is based on broker quotes from brokers familiar with the loans and current market conditions. The fair value of agent loans, which are reported in other investments, is based on discounted cash flow calculations that use discount rates with a spread over U.S. Treasury rates. Assumptions used in developing estimated cash flows and discount rates consider the loan's credit and liquidity risks. The fair value of notes due from related party, which are reported in other investments, is based on discounted cash flow calculations using current interest rates for instruments with comparable terms. The fair value measurements for mortgage loans, cost method limited partnerships, bank loans, agent loans, notes due from related party and assets held for sale are categorized as Level 3.

Financial liabilities

                                              December 31, 2014 December 31, 2013
($ in millions)                               ----------------  ----------------
                                              Carrying   Fair   Carrying   Fair
                                               value     value   value     value
                                              --------  ------- --------  -------
Contractholder funds on investment contracts  $13,708   $14,364 $15,542   $16,198
Notes due to related parties                      275       275     282       282
Liability for collateral                          510       510     328       328
Liabilities held for sale                          --        --   7,417     7,298

   The fair value of contractholder funds on investment contracts, including those classified as liabilities held for sale, is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for the Company's own credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies and fixed rate funding agreements are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk. The fair value measurements for contractholder funds on investment contracts and liabilities held for sale are categorized as Level 3.

   The fair value of notes due to related parties is based on discounted cash flow calculations using current interest rates for instruments with comparable terms and considers the Company's own credit risk. The liability for collateral is valued at carrying value due to its short-term nature. The fair value measurements for liability for collateral are categorized as Level 2. The fair value measurements for notes due to related parties are categorized as Level 3.

8. Derivative Financial Instruments and Off-balance sheet Financial Instruments

   The Company uses derivatives to manage risks with certain assets and liabilities arising from the potential adverse impacts from changes in risk-free interest rates, changes in equity market valuations, increases in credit spreads and foreign currency fluctuations, and for asset replication.

   Asset-liability management is a risk management strategy that is principally employed to balance the respective interest-rate sensitivities of the Company's assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps, swaptions and futures are utilized to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. The Company uses financial futures and interest rate swaps to hedge anticipated asset purchases and liability issuances and futures and options for hedging the equity exposure contained in its equity indexed life and annuity product contracts that offer equity returns to contractholders. In addition, the Company uses interest rate swaps to hedge interest rate risk inherent in funding agreements. The Company uses foreign currency swaps and forwards primarily to reduce the foreign currency risk associated with holding foreign currency denominated investments. Credit default swaps are typically used to mitigate the credit risk within the Company's fixed income portfolio.

   The Company may also use derivatives to manage the risk associated with corporate actions, including the sale of a business. During 2014 and December 2013, swaptions were utilized to hedge the expected proceeds from the disposition of LBL.

   Asset replication refers to the "synthetic" creation of assets through the use of derivatives and primarily investment grade host bonds to replicate securities that are either unavailable in the cash markets or more economical to acquire in synthetic form. The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities.

   The Company also has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value with changes in fair value of embedded derivatives reported in net income. The Company's primary embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders; conversion options in fixed income securities, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock; credit default swaps in synthetic collateralized debt obligations, which provide enhanced coupon rates as a result of selling credit protection; and equity-indexed notes containing equity call options, which provide a coupon payout that is determined using one or more equity-based indices.

   When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item. The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged item affects net income.

   The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. However, the notional amounts specified in credit default swaps where the Company has sold credit protection represent the maximum amount of potential loss, assuming no recoveries.

   Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive or pay to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives are further adjusted for the effects, if any, of enforceable master netting agreements and are presented on a net basis, by counterparty agreement, in the Consolidated Statements of Financial Position. For certain exchange traded and cleared derivatives, margin deposits are required as well as daily cash settlements of margin accounts. As of December 31, 2014, the Company pledged $30 million of cash and securities in the form of margin deposits.

   For those derivatives which qualify for fair value hedge accounting, net income includes the changes in the fair value of both the derivative instrument and the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses are amortized from accumulated other comprehensive income and are reported in net income in the same period the forecasted transactions being hedged impact net income.

   Non-hedge accounting is generally used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting. For non-hedge derivatives, net income includes changes in fair value and accrued periodic settlements, when applicable. With the exception of non-hedge derivatives used for asset replication and non-hedge embedded derivatives, all of the Company's derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis.

   The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2014.

                                                                                                     Volume /(1)/
($ in millions, except number of contracts)                                                       ------------------
                                                                                                            Number    Fair
                                                                                                  Notional    of     value, Gross
                                                                    Balance sheet location         amount  contracts  net   asset
                                                             ------------------------------------ -------- --------- ------ -----
Asset derivatives
Derivatives designated as accounting hedging instruments
   Foreign currency swap agreements                                   Other investments            $   85      n/a   $   3   $ 3
                                                                                                   ------    -----   -----   ---
Derivatives not designated as accounting hedging
  instruments
Interest rate contracts
   Interest rate cap agreements                                       Other investments               163      n/a       2     2
Equity and index contracts
   Options                                                            Other investments                --    3,225      83    83
   Financial futures contracts                                           Other assets                  --      704       1     1
Foreign currency contracts
   Foreign currency forwards                                          Other investments                57      n/a      --    --
Credit default contracts
   Credit default swaps - buying protection                           Other investments                19      n/a      --    --
   Credit default swaps - selling protection                          Other investments                80      n/a       2     2
Other contracts
   Other contracts                                                       Other assets                   3      n/a       1     1
                                                                                                   ------    -----   -----   ---
       Subtotal                                                                                       322    3,929      89    89
                                                                                                   ------    -----   -----   ---
Total asset derivatives                                                                            $  407    3,929   $  92   $92
                                                                                                   ======    =====   =====   ===
Liability derivatives
Derivatives designated as accounting hedging instruments
   Foreign currency swap agreements                          Other liabilities & accrued expenses  $   50      n/a   $  (1)  $--
                                                                                                   ------    -----   -----   ---
Derivatives not designated as accounting hedging
  instruments
Interest rate contracts
   Interest rate swap agreements                             Other liabilities & accrued expenses      85      n/a       1     1
   Interest rate cap agreements                              Other liabilities & accrued expenses      11      n/a      --    --
   Financial futures contract                                Other liabilities & accrued expenses      --      200      --    --
Equity and index contracts
   Options and futures                                       Other liabilities & accrued expenses      --    3,131     (22)   --
Foreign currency contracts
   Foreign currency forwards                                 Other liabilities & accrued expenses      36      n/a       1     1
Embedded derivative financial instruments
   Guaranteed accumulation benefits                                  Contractholder funds             615      n/a     (32)   --
   Guaranteed withdrawal benefits                                    Contractholder funds             425      n/a     (13)   --
   Equity-indexed and forward starting options in life and
     annuity product contracts                                       Contractholder funds           1,786      n/a    (278)   --
   Other embedded derivative financial instruments                   Contractholder funds              85      n/a      --    --
Credit default contracts
   Credit default swaps - buying protection                  Other liabilities & accrued expenses      49      n/a      (1)   --
   Credit default swaps - selling protection                 Other liabilities & accrued expenses     100      n/a      (9)   --
                                                                                                   ------    -----   -----   ---
       Subtotal                                                                                     3,192    3,331    (353)    2
                                                                                                   ------    -----   -----   ---
Total liability derivatives                                                                         3,242    3,331    (354)  $ 2
                                                                                                   ======    =====   =====   ===
Total derivatives                                                                                  $3,649    7,260   $(262)
                                                                                                   ======    =====   =====

($ in millions, except number of contracts)

                                                               Gross
                                                             liability
                                                             ---------
Asset derivatives
Derivatives designated as accounting hedging instruments
   Foreign currency swap agreements                            $  --
                                                               -----
Derivatives not designated as accounting hedging
  instruments
Interest rate contracts
   Interest rate cap agreements                                   --
Equity and index contracts
   Options                                                        --
   Financial futures contracts                                    --
Foreign currency contracts
   Foreign currency forwards                                      --
Credit default contracts
   Credit default swaps - buying protection                       --
   Credit default swaps - selling protection                      --
Other contracts
   Other contracts                                                --
                                                               -----
       Subtotal                                                   --
                                                               -----
Total asset derivatives                                        $  --
                                                               =====
Liability derivatives
Derivatives designated as accounting hedging instruments
   Foreign currency swap agreements                            $  (1)
                                                               -----
Derivatives not designated as accounting hedging
  instruments
Interest rate contracts
   Interest rate swap agreements                                  --
   Interest rate cap agreements                                   --
   Financial futures contract                                     --
Equity and index contracts
   Options and futures                                           (22)
Foreign currency contracts
   Foreign currency forwards                                      --
Embedded derivative financial instruments
   Guaranteed accumulation benefits                              (32)
   Guaranteed withdrawal benefits                                (13)
   Equity-indexed and forward starting options in life and
     annuity product contracts                                  (278)
   Other embedded derivative financial instruments                --
Credit default contracts
   Credit default swaps - buying protection                       (1)
   Credit default swaps - selling protection                      (9)
                                                               -----
       Subtotal                                                 (355)
                                                               -----
Total liability derivatives                                    $(356)
                                                               =====
Total derivatives

--------
/(1)/Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

   The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2013.

                                                                                                     Volume /(1)/
($ in millions, except number of contracts)                                                       ------------------
                                                                                                            Number    Fair
                                                                                                  Notional    of     value, Gross
                                                                    Balance sheet location         amount  contracts  net   asset
Asset derivatives                                            ------------------------------------ -------- --------- ------ -----
Derivatives designated as accounting hedging instruments
   Foreign currency swap agreements                                   Other investments           $    16      n/a   $   1  $  1
                                                                                                  -------   ------   -----  ----
Derivatives not designated as accounting hedging
  instruments
Interest rate contracts
   Interest rate swaption agreements                                  Other investments             1,420      n/a      --    --
   Interest rate cap agreements                                       Other investments                61      n/a       2     2
Equity and index contracts
   Options and warrants /(2)/                                         Other investments                 3   10,035     261   261
   Financial futures contracts                                           Other assets                  --      627      --    --
Foreign currency contracts
   Foreign currency forwards                                          Other investments                47      n/a      --    --
Embedded derivative financial instruments
   Credit default swaps                                            Fixed income securities             12      n/a     (12)   --
Credit default contracts
   Credit default swaps - buying protection                           Other investments                 1      n/a      --    --
   Credit default swaps - selling protection                          Other investments                85      n/a       2     2
Other contracts
   Other contracts                                                       Other assets                   4      n/a      --    --
                                                                                                  -------   ------   -----  ----
       Subtotal                                                                                     1,633   10,662     253   265
                                                                                                  -------   ------   -----  ----
Total asset derivatives                                                                           $ 1,649   10,662   $ 254  $266
                                                                                                  =======   ======   =====  ====
Liability derivatives
Derivatives designated as accounting hedging instruments
   Foreign currency swap agreements                          Other liabilities & accrued expenses $   132      n/a   $ (15) $ --
                                                                                                  -------   ------   -----  ----
Derivatives not designated as accounting hedging
  instruments
Interest rate contracts
   Interest rate swap agreements                             Other liabilities & accrued expenses      85      n/a       4     4
   Interest rate swaption agreements                         Other liabilities & accrued expenses   4,570      n/a       1     1
   Interest rate cap agreements                              Other liabilities & accrued expenses     262      n/a       4     4
Equity and index contracts
   Options                                                   Other liabilities & accrued expenses      55   10,035    (165)    2
Embedded derivative financial instruments
   Guaranteed accumulation benefits                                  Contractholder funds             738      n/a     (43)   --
   Guaranteed withdrawal benefits                                    Contractholder funds             506      n/a     (13)   --
   Equity-indexed and forward starting options in life and
     annuity product contracts                                       Contractholder funds           1,693      n/a    (247)   --
                                                                  Liabilities held for sale         2,363      n/a    (246)   --
   Other embedded derivative financial instruments                   Contractholder funds              85      n/a      (4)   --
Credit default contracts
   Credit default swaps - buying protection                  Other liabilities & accrued expenses     171      n/a      (2)   --
   Credit default swaps - selling protection                 Other liabilities & accrued expenses     100      n/a     (15)   --
                                                                                                  -------   ------   -----  ----
       Subtotal                                                                                    10,628   10,035    (726)   11
                                                                                                  -------   ------   -----  ----
Total liability derivatives                                                                        10,760   10,035    (741) $ 11
                                                                                                  =======   ======   =====  ====
Total derivatives                                                                                 $12,409   20,697   $(487)
                                                                                                  =======   ======   =====

($ in millions, except number of contracts)

                                                               Gross
                                                             liability
Asset derivatives                                            ---------
Derivatives designated as accounting hedging instruments
   Foreign currency swap agreements                            $  --
                                                               -----
Derivatives not designated as accounting hedging
  instruments
Interest rate contracts
   Interest rate swaption agreements                              --
   Interest rate cap agreements                                   --
Equity and index contracts
   Options and warrants /(2)/                                     --
   Financial futures contracts                                    --
Foreign currency contracts
   Foreign currency forwards                                      --
Embedded derivative financial instruments
   Credit default swaps                                          (12)
Credit default contracts
   Credit default swaps - buying protection                       --
   Credit default swaps - selling protection                      --
Other contracts
   Other contracts                                                --
                                                               -----
       Subtotal                                                  (12)
                                                               -----
Total asset derivatives                                        $ (12)
                                                               =====
Liability derivatives
Derivatives designated as accounting hedging instruments
   Foreign currency swap agreements                            $ (15)
                                                               -----
Derivatives not designated as accounting hedging
  instruments
Interest rate contracts
   Interest rate swap agreements                                  --
   Interest rate swaption agreements                              --
   Interest rate cap agreements                                   --
Equity and index contracts
   Options                                                      (167)
Embedded derivative financial instruments
   Guaranteed accumulation benefits                              (43)
   Guaranteed withdrawal benefits                                (13)
   Equity-indexed and forward starting options in life and
     annuity product contracts                                  (247)
                                                                (246)
   Other embedded derivative financial instruments                (4)
Credit default contracts
   Credit default swaps - buying protection                       (2)
   Credit default swaps - selling protection                     (15)
                                                               -----
       Subtotal                                                 (737)
                                                               -----
Total liability derivatives                                    $(752)
                                                               =====
Total derivatives

--------
/(1)/Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)
/(2)/In addition to the number of contracts presented in the table, the Company held 837,100 stock warrants. Stock warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.

   The following table provides gross and net amounts for the Company's OTC derivatives, all of which are subject to enforceable master netting agreements.

                                     Offsets
 ($ in millions)               ------------------
                                           Cash       Net    Securities
                               Counter- collateral amount on collateral
                        Gross   party   (received)  balance  (received)  Net
                        amount netting   pledged     sheet    pledged   amount
                        ------ -------- ---------- --------- ---------- ------
 December 31, 2014
 Asset derivatives       $  7    $ (2)     $--       $  5       $(4)     $ 1
 Liability derivatives    (11)      2       --         (9)        7       (2)

 December 31, 2013
 Asset derivatives       $ 14    $(11)     $--       $  3       $(3)     $--
 Liability derivatives    (33)     11       (4)       (26)       22       (4)

   The following table provides a summary of the impacts of the Company's foreign currency contracts in cash flow hedging relationships for the years ended December 31. Amortization of net gains from accumulated other comprehensive income related to cash flow hedges is expected to be a gain of $2 million during the next twelve months. There was no hedge ineffectiveness reported in realized gains and losses in 2014, 2013 or 2012.

                                                                                          2014 2013  2012
($ in millions)                                                                           ---- ----  ----
Gain (loss) recognized in OCI on derivatives during the period                            $12  $  3  $ (6)
Gain (loss) recognized in OCI on derivatives during the term of the hedging relationship    2   (13)  (17)
Loss reclassified from AOCI into income (net investment income)                            (1)   (1)   --
Loss reclassified from AOCI into income (realized capital gains and losses)                (2)   --    (1)

   The following tables present gains and losses from valuation, settlements and hedge ineffectiveness reported on derivatives used in fair value hedging relationships and derivatives not designated as accounting hedging instruments in the Consolidated

Statements of Operations and Comprehensive Income for the years ended December 31. In 2014 and 2013, the Company had no derivatives used in fair value hedging relationships.

                                                             Realized              Interest      Loss on   Total gain (loss)
                                                     Net      capital            credited to   disposition   recognized in
                                                  investment gains and Contract contractholder     of        net income on
                                                    income    losses   benefits     funds      operations     derivatives
($ in millions)                                   ---------- --------- -------- -------------- ----------- -----------------
2014
Interest rate contracts                              $--        $(3)     $--         $ --          $(4)          $ (7)
Equity and index contracts                            --         (1)      --           38           --             37
Embedded derivative financial instruments             --         --       15          (14)          --              1
Foreign currency contracts                            --         10       --           --           --             10
Credit default contracts                              --          8       --           --           --              8
Other contracts                                       --         --       --           (2)          --             (2)
                                                     ---        ---      ---         ----          ---           ----
   Total                                             $--        $14      $15         $ 22          $(4)          $ 47
                                                     ===        ===      ===         ====          ===           ====
2013
Interest rate contracts                              $--        $ 3      $--         $ --          $(6)          $ (3)
Equity and index contracts                            --         --       --           94           --             94
Embedded derivative financial instruments             --         (1)      74          (75)          --             (2)
Foreign currency contracts                            --         (2)      --           --           --             (2)
Credit default contracts                              --         14       --           --           --             14
Other contracts                                       --         --       --           (3)          --             (3)
                                                     ---        ---      ---         ----          ---           ----
   Total                                             $--        $14      $74         $ 16          $(6)          $ 98
                                                     ===        ===      ===         ====          ===           ====
2012
Derivatives in fair value accounting hedging
  relationships
Interest rate contracts                              $(1)       $--      $--         $ --          $--           $ (1)
                                                     ---        ---      ---         ----          ---           ----
Derivatives not designated as accounting hedging
  instruments
Interest rate contracts                               --          2       --           --           --              2
Equity and index contracts                            --         --       --           56           --             56
Embedded derivative financial instruments             --         20       36          134           --            190
Foreign currency contracts                            --         (2)      --           --           --             (2)
Credit default contracts                              --         15       --           --           --             15
Other contracts                                       --         --       --            3           --              3
                                                     ---        ---      ---         ----          ---           ----
   Subtotal                                           --         35       36          193           --            264
                                                     ---        ---      ---         ----          ---           ----
   Total                                             $(1)       $35      $36         $193          $--           $263
                                                     ===        ===      ===         ====          ===           ====

   Changes in fair value of the Company's fair value hedging relationships for 2012 resulted in a $3 million gain on interest rate contract derivatives and a $3 million loss on the hedged risk of investments, both of which were reported in net investment income.

   The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements ("MNAs") and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2014, counterparties pledged $4 million in cash and securities to the Company, and the Company pledged $7 million in securities to counterparties which includes $7 million of collateral posted under MNAs for contracts containing credit-risk-contingent provisions that are in a liability position. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives, including futures and certain option contracts, are traded on organized exchanges which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk.

   Counterparty credit exposure represents the Company's potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

   The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company's OTC derivatives.

                                        2014                                                     2013
($ in millions) -----------------------------------------------------    -----------------------------------------------------
                  Number                                   Exposure,       Number                                   Exposure,
                of counter-  Notional       Credit          net of       of counter-  Notional       Credit          net of
 Rating /(1)/     parties   amount /(2)/ exposure /(2)/ collateral /(2)/   parties   amount /(2)/ exposure /(2)/ collateral /(2)/
--------------- ----------- -----------  -------------  ---------------  ----------- -----------  -------------  ---------------
     A+              1         $164           $ 2             $ 1             1        $   22          $ 1             $ 1
     A               3           88             3               1             4         1,523            2              --
     A-              1            8            --              --             1            24            1              --
     BBB+            1           11            --              --             1             3           --              --
     BBB             1           52            --              --             1            76            1              --
                     -         ----           ---             ---             -        ------          ---             ---
     Total           7         $323           $ 5             $ 2             8        $1,648          $ 5             $ 1
                     =         ====           ===             ===             =        ======          ===             ===

--------
/(1)/Rating is the lower of S&P or Moody's ratings.
/(2)/Only OTC derivatives with a net positive fair value are included for each counterparty.

   Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

   Certain of the Company's derivative instruments contain credit-risk-contingent termination events, cross-default provisions and credit support annex agreements. Credit-risk-contingent termination events allow the counterparties to terminate the derivative on certain dates if ALIC's or Allstate Life Insurance Company of New York's ("ALNY") financial strength credit ratings by Moody's or S&P fall below a certain level or in the event ALIC or ALNY are no longer rated by either Moody's or S&P. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative instruments if the Company defaults by pre-determined threshold amounts on certain debt instruments. Credit-risk-contingent credit support annex agreements specify the amount of collateral the Company must post to counterparties based on ALIC's or ALNY's financial strength credit ratings by Moody's or S&P, or in the event ALIC or ALNY are no longer rated by either Moody's or S&P.

   The following summarizes the fair value of derivative instruments with termination, cross-default or collateral credit-risk-contingent features that are in a liability position as of December 31, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.

                                                                                            2014 2013
($ in millions)                                                                             ---- ----
Gross liability fair value of contracts containing credit-risk-contingent features          $11  $ 25
Gross asset fair value of contracts containing credit-risk-contingent features and subject
  to MNAs                                                                                    (2)   (9)
Collateral posted under MNAs for contracts containing credit-risk-contingent features        (7)  (14)
                                                                                            ---  ----
Maximum amount of additional exposure for contracts with credit-risk-contingent
  features if all features were triggered concurrently                                      $ 2  $  2
                                                                                            ===  ====

Credit derivatives - selling protection

   Free-standing credit default swaps ("CDS") are utilized for selling credit protection against a specified credit event. A credit default swap is a derivative instrument, representing an agreement between two parties to exchange the credit risk of a specified entity (or a group of entities), or an index based on the credit risk of a group of entities (all commonly referred to as the "reference entity" or a portfolio of "reference entities"), in return for a periodic premium. In selling protection, CDS are used to replicate fixed income securities and to complement the cash market when credit exposure to certain issuers is not available or when the derivative alternative is less expensive than the cash market alternative. CDS typically have a five-year term.

   The following table shows the CDS notional amounts by credit rating and fair value of protection sold.

                                                       Notional amount
                                               ------------------------------
                                                            BB and       Fair
                                               AA   A   BBB lower  Total value
 ($ in millions)                               --- ---- --- ------ ----- -----
 December 31, 2014
 Single name
    Corporate debt                             $-- $ -- $--  $--   $ --  $ --
 First-to-default Basket
    Municipal                                   --  100  --   --    100    (9)
 Index
    Corporate debt                              --   22  52    6     80     2
                                               --- ---- ---  ---   ----  ----
 Total                                         $-- $122 $52  $ 6   $180  $ (7)
                                               === ==== ===  ===   ====  ====

 December 31, 2013
 Single name
    Corporate debt                             $-- $  5 $--  $--   $  5  $ --
 First-to-default Basket
    Municipal                                   --  100  --   --    100   (15)
 Index
    Corporate debt                               1   20  55    4     80     2
                                               --- ---- ---  ---   ----  ----
 Total                                         $ 1 $125 $55  $ 4   $185  $(13)
                                               === ==== ===  ===   ====  ====

   In selling protection with CDS, the Company sells credit protection on an identified single name, a basket of names in a first-to-default ("FTD") structure or credit derivative index ("CDX") that is generally investment grade, and in return receives periodic premiums through expiration or termination of the agreement. With single name CDS, this premium or credit spread generally corresponds to the difference between the yield on the reference entity's public fixed maturity cash instruments and swap rates at the time the agreement is executed. With a FTD basket, because of the additional credit risk inherent in a basket of named reference entities, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket and the correlation between the names. CDX is utilized to take a position on multiple (generally 125) reference entities. Credit events are typically defined as bankruptcy, failure to pay, or restructuring, depending on the nature of the reference entities. If a credit event occurs, the Company settles with the counterparty, either through physical settlement or cash settlement. In a physical settlement, a reference asset is delivered by the buyer of protection to the Company, in exchange for cash payment at par, whereas in a cash settlement, the Company pays the difference between par and the prescribed value of the reference asset. When a credit event occurs in a single name or FTD basket (for FTD, the first credit event occurring for any one name in the basket), the contract terminates at the time of settlement. For CDX, the reference entity's name incurring the credit event is removed from the index while the contract continues until expiration. The maximum payout on a CDS is the contract notional amount. A physical settlement may afford the Company with recovery rights as the new owner of the asset.

   The Company monitors risk associated with credit derivatives through individual name credit limits at both a credit derivative and a combined cash instrument/credit derivative level. The ratings of individual names for which protection has been sold are also monitored.

Off-balance sheet financial instruments

   The contractual amounts of off-balance sheet financial instruments as of December 31 are as follows:

                                                              2014   2013
     ($ in millions)                                         ------ ------
     Commitments to invest in limited partnership interests  $1,223 $1,366
     Commitments to extend mortgage loans                        44      1
     Private placement commitments                               25      5
     Other loan commitments                                      46     26

   In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance sheet financial instruments with credit risk.

   Commitments to invest in limited partnership interests represent agreements to acquire new or additional participation in certain limited partnership investments. The Company enters into these agreements in the normal course of business. Because the investments in limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

   Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. The fair value of commitments to extend mortgage loans, which are secured by the underlying properties, is $1 million as of December 31, 2014, and is valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

   Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

   Other loan commitments are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have varying expiration dates or other termination clauses. The fair value of these commitments is insignificant.

9. Reserve for Life-Contingent Contract Benefits and Contractholder Funds

   As of December 31, the reserve for life-contingent contract benefits consists of the following:

                                                                  2014    2013
($ in millions)                                                  ------- -------
Immediate fixed annuities:
   Structured settlement annuities                               $ 6,682 $ 6,645
   Other immediate fixed annuities                                 2,246   2,279
Traditional life insurance                                         2,303   2,329
Accident and health insurance                                        238     236
Other                                                                 97     100
                                                                 ------- -------
       Total reserve for life-contingent contract benefits       $11,566 $11,589
                                                                 ======= =======

   The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits.

Product                                              Mortality                      Interest rate          Estimation method
-------                                -------------------------------------- ------------------------- ------------------------

Structured settlement annuities        U.S. population with projected         Interest rate assumptions Present value of
                                       calendar year improvements; mortality  range from 2.7% to 9.0%   contractually specified
                                       rates adjusted for each impaired life                            future benefits
                                       based on reduction in life expectancy

Other immediate fixed annuities        1983 group annuity mortality table     Interest rate assumptions Present value of
                                       with internal modifications; 1983      range from 0% to 11.5%    expected future benefits
                                       individual annuity mortality table;                              based on historical
                                       Annuity 2000 mortality table with                                experience
                                       internal modifications; Annuity 2000
                                       mortality table; 1983 individual
                                       annuity mortality table with internal
                                       modifications

Traditional life insurance             Actual company experience plus loading Interest rate assumptions Net level premium range from 2.5% to 11.3%  reserve method using the
                                                                                                        Company's withdrawal
                                                                                                        experience rates;
                                                                                                        includes reserves for
                                                                                                        unpaid claims

Accident and health insurance          Actual company experience plus loading Interest rate assumptions Unearned premium;
                                                                              range from 3.0% to 6.0%   additional contract
                                                                                                        reserves for mortality
                                                                                                        risk and unpaid claims

                                                                                                        Projected benefit ratio
                                       Annuity 2012 mortality table with      Interest rate assumptions applied to cumulative
Other:                                 internal modifications                 range from 2.6% to 5.8%   assessments
   Variable annuity guaranteed
     minimum death benefits /(1)/

--------
/(1)/In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively "Prudential").

   To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability of $28 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2014. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income. The liability was zero as of December 31, 2013.

   As of December 31, contractholder funds consist of the following:

                                                          2014    2013
       ($ in millions)                                   ------- -------
       Interest-sensitive life insurance                 $ 7,193 $ 7,104
       Investment contracts:
          Fixed annuities                                 14,284  16,172
          Funding agreements backing medium-term notes        85      89
          Other investment contracts                         254     239
                                                         ------- -------
              Total contractholder funds                 $21,816 $23,604
                                                         ======= =======

   The following table highlights the key contract provisions relating to contractholder funds.

Product                                            Interest rate                     Withdrawal/surrender charges
-------                                -------------------------------------  ------------------------------------------

Interest-sensitive life insurance      Interest rates credited range from 0%  Either a percentage of account balance
                                       to 9.0% for equity-indexed life        or dollar amount grading off generally
                                       (whose returns are indexed to the S&P  over 20 years
                                       500) and 1.0% to 6.0% for all other
                                       products

Fixed annuities                        Interest rates credited range from 0%  Either a declining or a level percentage
                                       to 9.8% for immediate annuities;       charge generally over ten years or less.
                                       (8.0)% to 13.5% for equity-indexed     Additionally, approximately 21.5% of
                                       annuities (whose returns are indexed   fixed annuities are subject to market
                                       to the S&P 500); and 0.1% to 6.0% for  value adjustment for discretionary
                                       all other products                     withdrawals

Funding agreements backing             Interest rate credited is 2.49%        Not applicable
  medium-term notes

Other investment contracts:            Interest rates used in establishing    Withdrawal and surrender charges are
   Guaranteed minimum income,          reserves range from 1.7% to 10.3%      based on the terms of the related
     accumulation and withdrawal                                              interest-sensitive life insurance or fixed
     benefits on variable /(1)/ and                                           annuity contract
     fixed annuities and secondary
     guarantees on interest-sensitive
     life insurance and fixed
     annuities

--------
/(1)/In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

   Contractholder funds include funding agreements held by VIEs issuing medium-term notes. The VIEs are Allstate Life Funding, LLC and Allstate Life Global Funding, and their primary assets are funding agreements used exclusively to back medium-term note programs.

   Contractholder funds activity for the years ended December 31 is as follows:

                                                                 2014      2013      2012
($ in millions)                                                --------  --------  -------
Balance, beginning of year                                     $ 23,604  $ 38,634  $41,669
Classified as held for sale, beginning balance                   10,945        --       --
                                                               --------  --------  -------
Total, including those classified as held for sale               34,549    38,634   41,669

Deposits                                                          1,227     2,338    2,180
Interest credited                                                   892     1,268    1,296
Benefits                                                         (1,178)   (1,521)  (1,454)
Surrenders and partial withdrawals                               (2,253)   (3,279)  (3,969)
Maturities of and interest payments on institutional products        (2)   (1,799)    (138)
Contract charges                                                   (798)   (1,032)    (995)
Net transfers from separate accounts                                  7        12       11
Other adjustments                                                    34       (72)      34
Sold in LBL disposition                                         (10,662)       --       --
Classified as held for sale, ending balance                          --   (10,945)      --
                                                               --------  --------  -------
Balance, end of year                                           $ 21,816  $ 23,604  $38,634
                                                               ========  ========  =======

   The Company offered various guarantees to variable annuity contractholders. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance. In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

   Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $3.82 billion and $5.20 billion of equity, fixed income and balanced mutual funds and $467 million and $748 million of money market mutual funds as of December 31, 2014 and 2013, respectively.

   The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                                              December 31,
                                                                           -------------------
                                                                             2014      2013
($ in millions)                                                            --------- ---------
In the event of death
   Separate account value                                                  $   4,288 $   5,951
   Net amount at risk /(1)/                                                $     581 $     636
   Average attained age of contractholders                                  69 years  68 years

At annuitization (includes income benefit guarantees)
   Separate account value                                                  $   1,142 $   1,463
   Net amount at risk /(2)/                                                $     238 $     252
   Weighted average waiting period until annuitization options available        None      None

For cumulative periodic withdrawals
   Separate account value                                                  $     382 $     488
   Net amount at risk /(3)/                                                $       8 $       9

Accumulation at specified dates
   Separate account value                                                  $     480 $     732
   Net amount at risk /(4)/                                                $      24 $      27
   Weighted average waiting period until guarantee date                      4 years   5 years

--------
/(1)/Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date. /(2)/Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
/(3)/Defined as the estimated current guaranteed minimum withdrawal balance
     (initial deposit) in excess of the current account balance as of the balance sheet date.
/(4)/Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

   The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract excess guarantee benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract excess guarantee benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future fund values, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the projected excess guaranteed minimum death benefit payments. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the projected account balance at the time of annuitization.

   Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.

   Guarantees related to the majority of withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

   The following table summarizes the liabilities for guarantees.

                                          Liability for      Liability for   Liability for
                                      guarantees related to   guarantees   guarantees related
                                       death benefits and     related to    to accumulation
                                     interest-sensitive life    income       and withdrawal
($ in millions)                             products           benefits         benefits      Total
---------------                      ----------------------- ------------- ------------------ -----
Balance, December 31, 2013 /(1)/              $ 377              $113             $ 65        $ 555
   Less reinsurance recoverables                100                99               56          255
                                              -----              ----             ----        -----
Net balance as of December 31, 2013             277                14                9          300
Incurred guarantee benefits                      34                --                9           43
Paid guarantee benefits                          --                --               --           --
Sold in LBL disposition                        (214)              (10)              (3)        (227)
                                              -----              ----             ----        -----
   Net change                                  (180)              (10)               6         (184)
Net balance as of December 31, 2014              97                 4               15          116
   Plus reinsurance recoverables                 98                91               45          234
                                              -----              ----             ----        -----
Balance, December 31, 2014 /(2)/              $ 195              $ 95             $ 60        $ 350
                                              =====              ====             ====        =====
Balance, December 31, 2012 /(3)/              $ 309              $235             $129        $ 673
   Less reinsurance recoverables                113               220              125          458
                                              -----              ----             ----        -----
Net balance as of December 31, 2012             196                15                4          215
Incurred guarantee benefits                      83                (1)               5           87
Paid guarantee benefits                          (2)               --               --           (2)
                                              -----              ----             ----        -----
   Net change                                    81                (1)               5           85
Net balance as of December 31, 2013             277                14                9          300
   Plus reinsurance recoverables                100                99               56          255
                                              -----              ----             ----        -----
Balance, December 31, 2013 /(1)/              $ 377              $113             $ 65        $ 555
                                              =====              ====             ====        =====

--------
/(1)/Included in the total liability balance as of December 31, 2013 are reserves for variable annuity death benefits of $98 million, variable annuity income benefits of $99 million, variable annuity accumulation benefits of $43 million, variable annuity withdrawal benefits of $13 million and other guarantees of $302 million.
/(2)/Included in the total liability balance as of December 31, 2014 are reserves for variable annuity death benefits of $96 million, variable annuity income benefits of $92 million, variable annuity accumulation benefits of $32 million, variable annuity withdrawal benefits of $13 million and other guarantees of $117 million.
/(3)/Included in the total liability balance as of December 31, 2012 are reserves for variable annuity death benefits of $112 million, variable annuity income benefits of $221 million, variable annuity accumulation benefits of $86 million, variable annuity withdrawal benefits of $39 million and other guarantees of $215 million.

10. Reinsurance

   The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance, except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies.

   For certain term life insurance policies issued prior to October 2009, the Company ceded up to 90% of the mortality risk depending on the year of policy issuance under coinsurance agreements to a pool of fourteen unaffiliated reinsurers. Effective October 2009, mortality risk on term business is ceded under yearly renewable term agreements under which the Company cedes mortality in excess of its retention, which is consistent with how the Company generally reinsures its permanent life insurance business.

   The following table summarizes those retention limits by period of policy issuance.

Period                                                               Retention limits
------                            ---------------------------------------------------------------------------------------
April 2011 through current        Single life: $5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria Joint life: $8 million per life, and $10 million for contracts that meet specific criteria

July 2007 through March 2011      $5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria

September 1998 through June 2007  $2 million per life, in 2006 the limit was increased to $5 million for instances when specific criteria were met

August 1998 and prior             Up to $1 million per life

   In addition, the Company has used reinsurance to effect the disposition of certain blocks of business. The Company had reinsurance recoverables of $1.46 billion and $1.51 billion as of December 31, 2014 and 2013, respectively, due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through reinsurance agreements. In 2014, premiums and contract charges of $109 million, contract benefits of $36 million, interest credited to contractholder funds of $21 million, and operating costs and expenses of $20 million were ceded to Prudential. In 2013, premiums and contract charges of $120 million, contract benefits of $139 million, interest credited to contractholder funds of $22 million, and operating costs and expenses of $23 million were ceded to Prudential. In 2012, premiums and contract charges of $128 million, contract benefits of $91 million, interest credited to contractholder funds of $23 million, and operating costs and expenses of $25 million were ceded to Prudential. In addition, as of December 31, 2014 and 2013 the Company had reinsurance recoverables of $157 million and $156 million, respectively, due from subsidiaries of Citigroup (Triton Insurance and American Health and Life Insurance) and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003.

   As of December 31, 2014, the gross life insurance in force was $424.34 billion of which $97.57 billion was ceded to the unaffiliated reinsurers.

   The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

                                                                2014    2013    2012
($ in millions)                                                ------  ------  ------
Direct                                                         $1,084  $2,093  $2,121
Assumed
   Affiliate                                                      130     124     115
   Non-affiliate                                                  614      68      40
Ceded-non-affiliate                                              (392)   (618)   (654)
                                                               ------  ------  ------
       Premiums and contract charges, net of reinsurance       $1,436  $1,667  $1,622
                                                               ======  ======  ======

   The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

                                                       2014    2013    2012
   ($ in millions)                                    ------  ------  ------
   Direct                                             $1,295  $1,805  $2,051
   Assumed
      Affiliate                                           88      82      80
      Non-affiliate                                      398      50      34
   Ceded-non-affiliate                                  (329)   (331)   (644)
                                                      ------  ------  ------
          Contract benefits, net of reinsurance       $1,452  $1,606  $1,521
                                                      ======  ======  ======

   The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ in millions)                                                            2014   2013    2012
---------------                                                            ----  ------  ------
Direct                                                                     $827  $1,240  $1,288
Assumed
   Affiliate                                                                  9       9      10
   Non-affiliate                                                             82      29      19
Ceded-non-affiliate                                                         (27)    (27)    (28)
                                                                           ----  ------  ------
       Interest credited to contractholder funds, net of reinsurance       $891  $1,251  $1,289
                                                                           ====  ======  ======

   Reinsurance recoverables on paid and unpaid benefits as of December 31 are summarized in the following table.

                                               2014   2013
                    ($ in millions)           ------ ------
                    Annuities                 $1,594 $1,648
                    Life insurance               910  1,025
                    Long-term care insurance      80     78
                    Other                          2      3
                                              ------ ------
                       Total                  $2,586 $2,754
                                              ====== ======

   As of December 31, 2014 and 2013, approximately 92% and 92%, respectively, of the Company's reinsurance recoverables are due from companies rated A- or better by S&P.

11. Deferred Policy Acquisition and Sales Inducement Costs

   Deferred policy acquisition costs for the years ended December 31 are as follows:

                                                       2014    2013    2012
  ($ in millions)                                     ------  ------  ------
  Balance, beginning of year                          $1,331  $1,834  $2,165
  Classified as held for sale, beginning balance         743      --      --
                                                      ------  ------  ------
  Total, including those classified as held for sale   2,074   1,834   2,165
  Acquisition costs deferred                             163     254     262
  Amortization charged to income                        (162)   (240)   (324)
  Effect of unrealized gains and losses                  (97)    226    (269)
  Sold in LBL disposition                               (707)   (743)     --
                                                      ------  ------  ------
  Balance, end of year                                $1,271  $1,331  $1,834
                                                      ======  ======  ======

   DSI activity, which primarily relates to fixed annuities and interest-sensitive life contracts, for the years ended December 31 was as follows:

                                                         2014  2013  2012
     ($ in millions)                                     ----  ----  ----
     Balance, beginning of year                          $ 42  $ 41  $ 41
     Classified as held for sale, beginning balance        28    --    --
                                                         ----  ----  ----
     Total, including those classified as held for sale    70    41    41
     Sales inducements deferred                             4    24    22
     Amortization charged to income                        (4)   (7)  (14)
     Effect of unrealized gains and losses                 (3)   12    (8)
     Sold in LBL disposition                              (23)   --    --
     Classified as held for sale, ending balance           --   (28)   --
                                                         ----  ----  ----
     Balance, end of year                                $ 44  $ 42  $ 41
                                                         ====  ====  ====

12. Guarantees and Contingent Liabilities

Guaranty funds

   Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company's policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile's statutory definition of insolvency and the amount of the loss is reasonably estimable. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2014 and 2013, the liability balance included in other liabilities and accrued expenses was $10 million and $27 million, respectively. The related premium tax offsets included in other assets were $15 million and $31 million as of December 31, 2014 and 2013, respectively.

Guarantees

   The Company owns certain investments that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the reference entities. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these investments, as measured by the amount of the aggregate initial investment, was $4 million as of December 31, 2014. The obligations associated with these investments expire at various dates on or before March 11, 2018.

   Related to the sale of LBL on April 1, 2014, the Company has agreed to indemnify Resolution Life Holdings, Inc. related to representations, warranties and covenants of the Company, as well as for certain liabilities specifically excluded from the transaction, subject to certain contractual limitations as to the Company's maximum obligation. Indemnifications related to representations and warranties made by the Company will expire by March 31, 2015, except for those pertaining to certain tax items. Management does not believe these indemnification provisions will have a material effect on results of operations, cash flows or financial position of the Company.

   Related to the disposal through reinsurance of substantially all of the Company's variable annuity business to Prudential in 2006, the Company and the Corporation have agreed to indemnify Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of the Company and liabilities specifically excluded from the transaction) that the Company has agreed to retain. In addition, the Company and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company and its agents, including certain liabilities arising from the Company's provision of transition services. The reinsurance agreements contain no limitations or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including those related to benefit guarantees. Management does not believe this agreement will have a material effect on results of operations, cash flows or financial position of the Company.

   In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

   The aggregate liability balance related to all guarantees was not material as of December 31, 2014.

Regulation and Compliance

   The Company is subject to extensive laws, regulations and regulatory actions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, impose fines and penalties for unintended errors or mistakes, and otherwise expand overall regulation of insurance products and the insurance industry. In addition, the Company is subject to laws and regulations administered and enforced by federal agencies and other organizations, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulation Authority, and the U.S. Department of Justice. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company's business, if any, are uncertain.

   The Company is currently being examined by certain states for compliance with unclaimed property laws. It is possible that this examination may result in additional payments of abandoned funds to states and to changes in the Company's practices and procedures for the identification of escheatable funds, which could impact benefit payments and reserves, among other consequences; however, it is not likely to have a material effect on the consolidated financial statements of the Company.

13. Income Taxes

   ALIC and its subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return.

   The Internal Revenue Service ("IRS") is currently examining the Allstate Group's 2011 and 2012 federal income tax returns. The IRS has completed its examination of the Allstate Group's 2009 and 2010 federal income tax returns and a final settlement related to the examination was approved by the IRS Appeals Division on September 19, 2014. The Allstate Group's tax years prior to 2009 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of the Allstate Group's tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

   The Company had no liability for unrecognized tax benefits as of December 31, 2014, 2013 or 2012, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

   The components of the deferred income tax assets and liabilities as of December 31 are as follows:

                                                                             2014     2013
($ in millions)                                                            -------  -------
Deferred assets
Difference in tax bases of investments                                     $    31  $    44
Deferred reinsurance gain                                                       20       23
Sale of subsidiary                                                              --      173
Other assets                                                                    15        6
                                                                           -------  -------
   Total deferred assets                                                        66      246
Deferred liabilities
Unrealized net capital gains                                                  (747)    (501)
DAC                                                                           (396)    (470)
Life and annuity reserves                                                     (255)    (273)
Other liabilities                                                              (75)     (94)
                                                                           -------  -------
   Total deferred liabilities                                               (1,473)  (1,338)
       Net deferred liability before classification as held for sale        (1,407)  (1,092)
       Deferred taxes classified as held for sale                               --     (151)
                                                                           -------  -------
       Net deferred liability                                              $(1,407) $  (941)
                                                                           =======  =======

   Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company's assessment that the deductions ultimately recognized for tax purposes will be fully utilized.

   The components of income tax expense for the years ended December 31 are as follows:

                                             2014 2013  2012
                   ($ in millions)           ---- ----  ----
                   Current                   $101 $ 71  $(82)
                   Deferred                   132  (52)  261
                                             ---- ----  ----
                   Total income tax expense  $233 $ 19  $179
                                             ==== ====  ====

   The Company paid income taxes of $80 million in 2014 and received refunds of $11 million and $58 million in 2013 and 2012, respectively. The Company had current income tax receivable of $7 million as of December 31, 2014 and current income tax payable of $5 million as of December 31, 2013.

   A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                         2014    2013   2012
                                                         ----  ------   ----
  Statutory federal income tax rate - (benefit) expense  35.0%  (35.0)% 35.0%
  Tax credits                                            (1.9) (181.8)  (3.8)
  Dividends received deduction                           (0.9)  (46.1)  (1.4)
  Adjustments to prior year tax liabilities              (0.2)  (14.1)  (0.3)
  Sale of subsidiary                                     (1.8)  351.3     --
  State income taxes                                      0.1    15.3     --
  Non-deductible expenses                                 0.2     6.8    0.1
  Other                                                   0.2     0.1     --
                                                         ----  ------   ----
     Effective income tax rate - expense                 30.7%   96.5%  29.6%
                                                         ====  ======   ====

14. Capital Structure

Debt outstanding

   All of the Company's outstanding debt as of December 31, 2014 and 2013 relates to intercompany obligations. These obligations reflect notes due to related parties and are discussed in Note 5. The Company paid $16 million, $27 million and $48 million of interest on debt in 2014, 2013 and 2012, respectively.

15. Statutory Financial Information and Dividend Limitations

   ALIC and its insurance subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

   All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director. Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

   Statutory net income of ALIC and its insurance subsidiaries was $1.01 billion, $447 million and $382 million in 2014, 2013 and 2012, respectively. Statutory capital and surplus was $2.71 billion and $2.88 billion as of December 31, 2014 and 2013, respectively.

Dividend Limitations

   The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the Illinois Department of Insurance ("IL DOI") is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The Company did not pay dividends in 2014. Based on the formula and absent the limitation discussed as follows, the maximum amount of dividends ALIC would be able to pay without prior IL DOI approval at a given point in time during 2015 is $819 million. However, any dividend must be paid out of unassigned surplus excluding unrealized appreciation from investments, which for ALIC totaled $122 million as of December 31, 2014.

   Under state insurance laws, insurance companies are required to maintain paid up capital of not less than the minimum capital requirement applicable to the types of insurance they are authorized to write. Insurance companies are also subject to risk-based capital ("RBC") requirements adopted by state insurance regulators. A company's "authorized control level RBC" is calculated using various factors applied to certain financial balances and activity. Companies that do not maintain statutory capital and surplus at a level in excess of the company action level RBC, which is two times authorized control level RBC, are required to take specified actions. Company action level RBC is significantly in excess of the minimum capital requirements. Total statutory capital and surplus and authorized control level RBC of ALIC were $2.71 billion and $499 million, respectively, as of December 31, 2014. ALIC's insurance subsidiaries are included as a component of ALIC's total statutory capital and surplus.

Intercompany transactions

   Notification and approval of intercompany lending activities is also required by the IL DOI when ALIC does not have unassigned surplus and for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

16. Benefit Plans

Pension and other postretirement plans

   Defined benefit pension plans, sponsored by the Corporation, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. The cost allocated to the Company for the pension plans was $7 million, $51 million and $36 million in 2014, 2013 and 2012, respectively.

   The Corporation has reserved the right to modify or terminate its benefit plans at any time and for any reason.

Allstate 401(k) Savings Plan

   Employees of AIC are eligible to become members of the Allstate
401(k) Savings Plan ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and certain performance measures. The cost allocated to the Company for the Allstate Plan was $7 million, $6 million and $6 million in 2014, 2013 and 2012, respectively.

17. Other Comprehensive Income

   The components of other comprehensive (loss) income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

                                                                    2014                 2013                  2012
                                                             ------------------  --------------------  --------------------
                                                             Pre-         After-   Pre-         After-  Pre-          After-
                                                             tax    Tax    tax     tax     Tax   tax    tax     Tax    tax
($ in millions)                                              ----  -----  ------ -------  ----  ------ ------  -----  ------
Unrealized net holding gains and losses arising during the
  period, net of related offsets                             $805  $(282)  $523  $(1,047) $367  $(680) $1,180  $(414)  $766

Less: reclassification adjustment of realized capital gains
  and losses                                                  104    (36)    68       42   (15)    27     (84)    29    (55)
                                                             ----  -----   ----  -------  ----  -----  ------  -----   ----
Unrealized net capital gains and losses                       701   (246)   455   (1,089)  382   (707)  1,264   (443)   821
Unrealized foreign currency translation adjustments            (6)     2     (4)       3    (1)     2      --     --     --
                                                             ----  -----   ----  -------  ----  -----  ------  -----   ----
Other comprehensive income (loss)                            $695  $(244)  $451  $(1,086) $381  $(705) $1,264  $(443)  $821
                                                             ====  =====   ====  =======  ====  =====  ======  =====   ====

18. Quarterly Results (unaudited)

                        First Quarter Second Quarter Third Quarter Fourth Quarter
                        ------------- -------------- -----------   --------------
                         2014   2013  2014    2013   2014   2013   2014    2013
     ($ in millions)    ------ ------ ----   ------  ----  ------  ----   ------
     Revenues           $1,049 $1,049 $851   $1,087  $823  $1,016  $937   $1,076
     Net income (loss)     127    109  132      150    84    (394)  183       97

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company
Northbrook, Illinois 60062

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company"), an affiliate of The Allstate Corporation, as of December 31, 2014 and 2013, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2014. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 4, 2015

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I - SUMMARY OF INVESTMENTS
                   OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2014

                                                                                               Amount at
                                                                             Cost/            which shown
                                                                           amortized  Fair      in the
                                                                             cost     value  Balance Sheet
($ in millions)                                                            --------- ------- -------------
Type of investment
Fixed maturities:
   Bonds:
       United States government, government agencies and authorities        $   668  $   770    $   770
       States, municipalities and political subdivisions                      3,156    3,662      3,662
       Foreign governments                                                      654      735        735
       Public utilities                                                       3,736    4,235      4,235
       Convertibles and bonds with warrants attached                            178      156        156
       All other corporate bonds                                             15,551   16,594     16,594
   Asset-backed securities                                                      773      765        765
   Residential mortgage-backed securities                                       554      605        605
   Commercial mortgage-backed securities                                        538      579        579
   Redeemable preferred stocks                                                   14       16         16
                                                                            -------  -------    -------
       Total fixed maturities                                                25,822  $28,117     28,117
                                                                                     =======
Equity securities:
   Common stocks:
       Public utilities                                                          24  $    24         24
       Banks, trusts and insurance companies                                    177      177        177
       Industrial, miscellaneous and all other                                  701      743        743
   Nonredeemable preferred stocks                                                25       26         26
                                                                            -------  -------    -------
       Total equity securities                                                  927  $   970        970
                                                                                     =======
Mortgage loans on real estate                                                 3,686  $ 3,922      3,686
                                                                                     =======
Real estate (includes $5 acquired in satisfaction of debt)                       32                  32
Policy loans                                                                    616                 616
Derivative instruments                                                           87  $    90         90
                                                                            -------  =======    -------
Limited partnership interests                                                 2,024               2,024
Other long-term investments                                                   1,074               1,074
Short-term investments                                                          857  $   857        857
                                                                            -------  =======    -------
       Total investments                                                    $35,125             $37,466
                                                                            =======             =======

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV - REINSURANCE

                                                                                  Percentage
                                                 Ceded to      Assumed            of amount
                                      Gross       other       from other   Net     assumed
                                      amount  companies /(1)/ companies   amount    to net
($ in millions)                      -------- --------------  ---------- -------- ----------
Year ended December 31, 2014
Life insurance in force              $119,024    $ 97,574      $305,313  $326,763    93.4%
                                     ========    ========      ========  ========
Premiums and contract charges:
   Life insurance                    $  1,022    $    353      $    674  $  1,343    50.2%
   Accident and health insurance           62          39            70        93    75.3%
                                     --------    --------      --------  --------
Total premiums and contract charges  $  1,084    $    392      $    744  $  1,436    51.8%
                                     ========    ========      ========  ========
Year ended December 31, 2013
Life insurance in force              $512,105    $195,414      $ 28,060  $344,751     8.1%
                                     ========    ========      ========  ========
Premiums and contract charges:
   Life insurance                    $  1,969    $    532      $    125  $  1,562     8.0%
   Accident and health insurance          124          86            67       105    63.8%
                                     --------    --------      --------  --------
Total premiums and contract charges  $  2,093    $    618      $    192  $  1,667    11.5%
                                     ========    ========      ========  ========
Year ended December 31, 2012
Life insurance in force              $505,436    $208,967      $ 28,211  $324,680     8.7%
                                     ========    ========      ========  ========
Premiums and contract charges:
   Life insurance                    $  1,978    $    550      $     95  $  1,523     6.2%
   Accident and health insurance          143         104            60        99    60.6%
                                     --------    --------      --------  --------
Total premiums and contract charges  $  2,121    $    654      $    155  $  1,622     9.6%
                                     ========    ========      ========  ========

--------
/(1)/No reinsurance or coinsurance income was netted against premium ceded in 2014, 2013 or 2012.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
           SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

                                                                Additions
($ in millions)                                             ------------------
                                                   Balance  Charged                       Balance
                                                    as of   to costs                       as of
                                                  beginning   and      Other              end of
Description                                       of period expenses additions Deductions period
-----------                                       --------- -------- --------- ---------- -------
Year ended December 31, 2014
Allowance for estimated losses on mortgage loans     $21      $ (5)     $--       $ 8       $ 8
Year ended December 31, 2013
Allowance for estimated losses on mortgage loans     $42      $(11)     $--       $10       $21
Year ended December 31, 2012
Allowance for estimated losses on mortgage loans     $63      $ (5)     $--       $16       $42

PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a) Financial Statements

The consolidated financial statements of Allstate Life Insurance Company ("Allstate Life" or "Depositor") and the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the underlying financial statements of the Sub-Accounts ("Separate Account") are filed herewith in Part B of this Registration Statement.

(b) Exhibits

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999).

(1)(b) Resolution of the Board of Directors of Glenbrook Life and Annuity Company authorizing establishment of the Glenbrook Life and Annuity Company Separate Account A (Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 033-62203) dated April 23, 1996).

(1)(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Glenbrook Life and Annuity Company Separate Account A and Glenbrook Life Multi-Manager Variable Account into Allstate Financial Advisors Separate Account I (Previously filed in the initial Form N-4 Registration Statement (File No. 333-121693) dated December 28, 2004).

(2) Not Applicable.

(3)(a) Form of Underwriting Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement File
No. 033-62203) dated November 22, 1995).

(3)(b) Amended and Restated Principal Underwriting Agreement between Lincoln Benefit Life Company and Allstate Distributors, LLC (ALFS, Inc. merged with and into Allstate Distributors, LLC effective September 1, 2011) effective June 1, 2006. Incorporated herein by reference to Exhibit 10.1 to Lincoln Benefit Life Company's Current Report on Form 8-K filed December 20, 2007. (SEC File
No. 333-111553)

(3)(c) Assignment & Delegation of Administrative Services Agreements, Underwriting Agreements, and Selling Agreements between ALFS, Inc. and Allstate Life Insurance Company, Allstate Life Insurance Company of New York, Charter National Life Insurance Company, Intramerica Life Insurance Company, Allstate Distributors, LLC, Allstate Financial Services, LLC & Lincoln Benefit Life Company entered into on September 1, 2011. Incorporated herein by reference to
Exhibit 10.1 to Allstate Life Insurance Company's Current Report on Form 8-K filed September 1, 2011. (SEC File No. 000-31248)

(4)(a) Form of Flexible Premium Deferred Variable Annuity Contract (Incorporated herein by reference to the initial Filing of the Form N-4 Registration Statement (File No. 033-62203) dated August 28, 1995).

(4)(b) Enhanced Death and Income Benefit Combination Rider II (Incorporated herein by reference to Post-Effective Amendment No. 5 to Registration Statement (File No. 333-50879) dated July 5, 2000).

(4)(c) Death Benefit Amendatory Endorsement (Incorporated herein by reference to Post Effective Amendment No. 9 to Registration Statement (File
No. 333-50879) dated April 26, 2002).

(4)(d) Form of Contract Endorsement (reflecting Allstate Life Insurance Company as issuer) (Previously filed in the initial N-4 Registration Statement (File No. 333-121693) dated December 28, 2004).

(5) Form of Flexible Premium Deferred Variable Annuity Contract Application (Incorporated herein by reference to the initial Filing of the Form N-4 Registration Statement (File No. 033-62203) dated August 28, 1995).

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement (File No. 333-77605) dated April 24, 2001).

(6)(b) Amended and Restated By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Registrant's Form 8-K (File No. 0-31248) dated March 20, 2007).

(7) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. (Incorporated herein by reference to Pre-Effective Amendment No.1 to Form N-4 Registration Statement (File No. 333-141909) dated June 20, 2007).

(8) Participation Agreement with AIM Variable Insurance Funds (Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 033-62203) dated April 23, 1996).

(9)(a) Opinion and Consent of General Counsel (Incorporated herein by reference to Post Effective Amendment No. 9 to Registration Statement (File
No. 333-50879) dated April 26, 2002).

(9)(b) Opinion and Consent of Counsel Re: Legality (Previously filed in the initial N-4 Registration Statement (File No. 333-121693) dated December 28,
2004).

(9)(c) Opinion and Consent of General Counsel Re: Legality. (Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-121693 and 811-09327) filed on April 24, 2009.)

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11) Not applicable

(12) Not applicable

(13)(a) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 033-62203) dated April 1, 1997).

(13)(b) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement (File No. 333-50879) dated April 21, 2000).

(13)(c) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 5 to this Registration Statement (File
No. 333-50879) dated July 5, 2000).

(13)(d) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 7 to this Registration Statement (File
No. 333-50879) dated April 18, 2001).

(13)(e) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 10 to this Registration Statement (File
No. 333-50879) dated April 11, 2003).

(14)Not Applicable.

(15) Letter re: unaudited interim financial information from Registered Public Accounting Firm (Previously filed in the initial N-4 Registration Statement (File No. 333-121693) dated December 28, 2004).

(99)(a) Merger Agreement and Articles of Merger between Glenbrook Life and Annuity Company and Allstate Life Insurance Company (Previously filed in the initial N-4 Registration Statement (File No. 333-121693) dated December 28,
2004).

(99)(b) Powers of Attorney for Harry R. Miller, Don Civgin, Angela K. Fontana, Judith P. Greffin, Wilford J. Kavanaugh, Samuel J. Pilch, Steven E. Shebik, Thomas J. Wilson, Matthew E. Winter, James D. DeVries, James A. Haskins, Mario Imbarrato and Steven P. Sorenson. Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL BUSINESS ADDRESS    POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------    ---------------------------------------
Matthew E. Winter                      Director, President and Chief Executive
                                       Officer
Don Civgin                             Director, Executive Vice President,
                                       Annuities
Judith P. Greffin                      Director, Executive Vice President and
                                       Chief Investment Officer
Angela K. Fontana                      Director, Vice President, General
                                       Counsel and Secretary
Samuel H. Pilch                        Director, Senior Group Vice President
                                       and Controller
James D. DeVries                       Director
Steven E. Shebik                       Director
Steven P. Sorenson                     Director
Thomas J. Wilson                       Director and Chairman of the Board
James A. Haskins                       Director
Wilford J. Kavanaugh                   Director and Senior Vice President
Harry R. Miller                        Director, Senior Vice President and
                                       Chief Risk Officer
Mario Imbarrato                        Director, Vice President and Chief
                                       Financial Officer
P. Kelly Noll                          Senior Vice President and Chief Privacy
                                       Officer
D. Scott Harper                        Senior Vice President and Assistant
                                       Treasurer
Jesse E. Merten                        Senior Vice President and Treasurer
P. John Rugel                          Senior Vice President
Tracy M. Kirchoff                      Chief Compliance Officer
Errol Cramer                           Vice President and Appointed Actuary
Randal DeCoursey                       Vice President
Stephanie D. Neely                     Vice President and Assistant Treasurer
Atif J. Ijaz                           Vice President
Steven M. Miller                       Vice President
Lori A. Cruz                           Assistant Secretary
Daniel G. Gordon                       Assistant Secretary
Jay A. Kallas                          Assistant Secretary
Elizabeth J. Lapham                    Assistant Secretary
Mary Jo Quinn                          Assistant Secretary
Elliot A. Stultz                       Assistant Secretary
Lisette S. Willemsen                   Assistant Secretary

The principal business address of the officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
REGISTRANT:

Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation filed February 19, 2015 (File #001-11840).

ITEM 27. NUMBER OF CONTRACT OWNERS: As of January 31, 2015, there were 1,297 Qualified contract owners and 1,668 Non-Qualified contract owners.

ITEM 28. INDEMNIFICATION

The by-laws of Allstate Life provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

Allstate Distributors, LLC ("Allstate Distributors") serves as principal underwriter to the following affiliated investment companies:

   Allstate Financial Advisors Separate Account I
   Allstate Life of New York Separate Account A

ITEM 29B. PRINCIPAL UNDERWRITERS

The directors and officers of Allstate Distributors, the principal underwriter, are as follows:

Name and Principal Business Address
of Each Such Person*                   Positions and Offices with Underwriter
-----------------------------------    ---------------------------------------
Wilford J. Kavanaugh                   Manager, Chairman of the Board and
                                       President
Angela K. Fontana                      Manager and Assistant Secretary
Mario Imbarrato                        Manager
P. John Rugel                          Manager
P. Kelly Noll                          Senior Vice President and Chief Privacy
                                       Officer
Marian Goll                            Vice President and Treasurer
D. Scott Harper                        Senior Vice President and Assistant
                                       Treasurer
Stephanie D. Neely                     Senior Vice President and Assistant
                                       Treasurer
Allen R. Reed                          Vice President, General Counsel and
                                       Secretary
Mario Rizzo                            Senior Vice President and Assistant
                                       Treasurer
Dana Goldstein                         Chief Compliance Officer
Daniel G. Gordon                       Assistant Secretary
Lisette S. Willemsen                   Assistant Secretary

* The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, IL 60062.

ITEM 29C. COMPENSATION OF PRINCIPAL UNDERWRITER

                                                              (3)
          (1)                       (2)                 Net Underwriting
   Name of Principal           Discounts and            Compensation on                 (4)                       (5)
      Underwriter               Commissions                Redemption          Brokerage Commissions          Compensation
   -----------------      ------------------------  ------------------------  ------------------------  ------------------------
 Allstate Distributors              N/A                       N/A                        $0                       N/A

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Allstate is located at 3100 Sanders Road, Northbrook, Illinois 60062. The principal underwriter of the Separate Account (Allstate Distributors) is located at 3100 Sanders Road, Northbrook, Illinois 60062. Each company maintains those accounts and records required to be maintained pursuant to
Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

None.

ITEM 32. UNDERTAKINGS

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

ITEM 33. REPRESENTATIONS PURSUANT TO SECTION 403(b) of the INTERNAL REVENUE CODE

Allstate Life represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

ITEM 34. REPRESENTATIONS REGARDING CONTRACT EXPENSES

Allstate represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate under the Contracts. Allstate bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need or Allstate to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically scribed in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement has duly caused the amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on this 14th day of April, 2015.

                                              ALLSTATE FINANCIAL ADVISORS
                                                  SEPARATE ACCOUNT I
                                                     (REGISTRANT)

                                        By:  ALLSTATE LIFE INSURANCE COMPANY

                                        By:        /s/ Angela K. Fontana
                                             -----------------------------------
                                                     Angela K. Fontana
                                              Vice President, General Counsel
                                                       and Secretary

                                        By:   ALLSTATE LIFE INSURANCE COMPANY
                                                        (DEPOSITOR)

                                        By:        /s/ Angela K. Fontana
                                             -----------------------------------
                                                     Angela K. Fontana
                                              Vice President, General Counsel
                                                       and Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on 14th day of April, 2015.

SIGNATURE                        TITLE

*/s/ Matthew E. Winter           Director, President and Chief Executive Officer (Principal Executive
------------------------         Officer)
Matthew E. Winter

*Thomas J. Wilson                Director and Chairman of the Board
------------------------
Thomas J. Wilson

*Angela K. Fontana               Director, Vice President, General Counsel and Secretary
------------------------
Angela K. Fontana

*Judith P. Greffin               Director, Executive Vice President and Chief Investment Officer
------------------------
Judith P. Greffin

*Wilford J. Kavanaugh            Director and Senior Vice President
------------------------
Wilford J. Kavanaugh

*Mario Imbarrato                 Director, Vice President and Chief Financial Officer (Principal Financial
------------------------         Officer)
Mario Imbarrato

*Harry R. Miller                 Director, Senior Vice President and Chief Risk Officer
------------------------
Harry R. Miller

*Samuel H. Pilch                 Director, Senior Group Vice President and Controller (Principal Accounting
------------------------         Officer)
Samuel H. Pilch

*Don Civgin                      Director, Executive Vice President, Annuities
------------------------
Don Civgin

*Steven E. Shebik                Director
------------------------
Steven E. Shebik

Steven P. Sorenson               Director
------------------------
Steven P. Sorenson

*James A. Haskins                Director
------------------------
James A. Haskins

*James D. DeVries                Director
------------------------
James D. DeVries

*By: /s/ Angela K. Fontana, pursuant to Power of Attorney, filed herewith.

                                   EXHIBITS

(10) Consent of Independent Registered Public Accounting Firm.

(99) Powers of Attorney for Harry R. Miller, Don Civgin, Angela K. Fontana, Judith P. Greffin, Wilford J. Kavanaugh, Samuel J. Pilch, Steven E. Shebik, Thomas J. Wilson, Matthew E. Winter, James D. DeVries, James A. Haskins, Mario Imbarrato and Steven P. Sorenson.